Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LORD ABBETT SECURITIES TRUST
Entity Central Index Key	0000898031
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000175097
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class A
Trading Symbol	LGCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 21.60%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 23.19% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI GR USD. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Alphabet, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation Imperial Brands PLC.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Salesforce, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	MSCI ACWI GR USD	MSCI ACWI Net Index
1/18/2017	$9,425	$10,000	$10,000
1/31/2017	$9,463	$10,050	$10,049
2/28/2017	$9,632	$10,336	$10,331
3/31/2017	$9,717	$10,469	$10,457
4/30/2017	$9,934	$10,637	$10,620
5/31/2017	$10,160	$10,882	$10,855
6/30/2017	$10,170	$10,936	$10,904
7/31/2017	$10,434	$11,245	$11,209
8/31/2017	$10,518	$11,294	$11,252
9/30/2017	$10,688	$11,516	$11,469
10/31/2017	$10,914	$11,758	$11,707
11/30/2017	$11,140	$11,991	$11,934
12/31/2017	$11,239	$12,188	$12,126
1/31/2018	$11,986	$12,879	$12,811
2/28/2018	$11,498	$12,343	$12,272
3/31/2018	$11,398	$12,086	$12,010
4/30/2018	$11,458	$12,208	$12,125
5/31/2018	$11,468	$12,234	$12,140
6/30/2018	$11,368	$12,172	$12,074
7/31/2018	$11,647	$12,543	$12,438
8/31/2018	$11,807	$12,648	$12,536
9/30/2018	$11,876	$12,708	$12,591
10/31/2018	$10,890	$11,758	$11,647
11/30/2018	$11,000	$11,936	$11,817
12/31/2018	$10,175	$11,100	$10,985
1/31/2019	$10,992	$11,980	$11,852
2/28/2019	$11,338	$12,306	$12,169
3/31/2019	$11,485	$12,468	$12,322
4/30/2019	$11,820	$12,896	$12,738
5/31/2019	$11,097	$12,142	$11,983
6/30/2019	$11,768	$12,942	$12,767
7/31/2019	$11,768	$12,985	$12,805
8/31/2019	$11,537	$12,683	$12,501
9/30/2019	$11,757	$12,955	$12,764
10/31/2019	$12,071	$13,313	$13,113
11/30/2019	$12,417	$13,644	$13,433
12/31/2019	$12,843	$14,130	$13,906
1/31/2020	$12,663	$13,977	$13,753
2/29/2020	$11,900	$12,854	$12,642
3/31/2020	$10,045	$11,126	$10,935
4/30/2020	$11,137	$12,324	$12,107
5/31/2020	$11,709	$12,867	$12,633
6/30/2020	$12,239	$13,284	$13,037
7/31/2020	$12,981	$13,992	$13,726
8/31/2020	$13,701	$14,854	$14,567
9/30/2020	$13,362	$14,380	$14,097
10/31/2020	$13,341	$14,034	$13,754
11/30/2020	$15,057	$15,769	$15,449
12/31/2020	$15,870	$16,507	$16,167
1/31/2021	$15,659	$16,436	$16,093
2/28/2021	$16,459	$16,822	$16,466
3/31/2021	$16,615	$17,280	$16,906
4/30/2021	$17,493	$18,043	$17,645
5/31/2021	$17,737	$18,333	$17,920
6/30/2021	$17,837	$18,581	$18,156
7/31/2021	$17,826	$18,714	$18,281
8/31/2021	$18,282	$19,188	$18,738
9/30/2021	$17,337	$18,404	$17,965
10/31/2021	$18,460	$19,348	$18,881
11/30/2021	$18,026	$18,888	$18,427
12/31/2021	$18,712	$19,650	$19,164
1/31/2022	$17,599	$18,688	$18,223
2/28/2022	$17,017	$18,211	$17,752
3/31/2022	$17,392	$18,616	$18,137
4/30/2022	$15,904	$17,133	$16,685
5/31/2022	$15,930	$17,165	$16,705
6/30/2022	$14,675	$15,725	$15,296
7/31/2022	$15,813	$16,829	$16,364
8/31/2022	$15,231	$16,216	$15,762
9/30/2022	$14,002	$14,671	$14,253
10/31/2022	$14,713	$15,560	$15,113
11/30/2022	$15,878	$16,774	$16,285
12/31/2022	$15,152	$16,120	$15,645
1/31/2023	$16,285	$17,280	$16,766
2/28/2023	$15,712	$16,791	$16,285
3/31/2023	$16,181	$17,320	$16,787
4/30/2023	$16,351	$17,577	$17,029
5/31/2023	$16,090	$17,401	$16,846
6/30/2023	$17,054	$18,419	$17,825
7/31/2023	$17,784	$19,099	$18,477
8/31/2023	$17,289	$18,573	$17,961
9/30/2023	$16,507	$17,812	$17,218
10/31/2023	$16,181	$17,280	$16,700
11/30/2023	$17,797	$18,883	$18,242
12/31/2023	$18,669	$19,797	$19,118
1/31/2024	$19,037	$19,917	$19,230
2/29/2024	$19,996	$20,779	$20,055
3/31/2024	$20,679	$21,443	$20,685
4/30/2024	$19,786	$20,745	$20,002
5/31/2024	$20,876	$21,601	$20,815
6/30/2024	$21,152	$22,089	$21,278
7/31/2024	$21,533	$22,452	$21,622
8/31/2024	$21,875	$23,030	$22,171
9/30/2024	$22,085	$23,573	$22,686
10/31/2024	$21,783	$23,052	$22,177
11/30/2024	$22,466	$23,922	$23,006
12/31/2024	$21,950	$23,363	$22,461
1/31/2025	$22,729	$24,153	$23,216
2/28/2025	$22,333	$24,014	$23,076
3/31/2025	$21,541	$23,078	$22,164
4/30/2025	$22,135	$23,304	$22,371
5/31/2025	$23,810	$24,659	$23,656
6/30/2025	$24,945	$25,776	$24,718
7/31/2025	$24,997	$26,133	$25,054
8/31/2025	$25,710	$26,790	$25,673
9/30/2025	$26,171	$27,771	$26,603
10/31/2025	$26,488	$28,397	$27,198

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/18/17
Class A at NAV	21.60%	14.70%	12.48%
Class A with sales charge	14.62%	13.35%	11.73%
MSCI ACWI GR USD	23.19%	15.14%	12.62%
MSCI ACWI Net Index	22.64%	14.61%	12.07%

Performance Inception Date	Jan. 18, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 336,009,232
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 603,752
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$336,009,232
# of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$603,752

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.93%
Consumer Discretionary	15.67%
Consumer Staples	3.48%
Energy	2.04%
Financials	15.05%
Health Care	7.89%
Industrials	15.69%
Information Technology	27.00%
Materials	0.48%
Real Estate	0.60%
Utilities	1.19%
Repurchase Agreements	1.98%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000175098
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class C
Trading Symbol	LGCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$182	1.65%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 20.71%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 23.19% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI GR USD. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Alphabet, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation Imperial Brands PLC.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Salesforce, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	MSCI ACWI GR USD	MSCI ACWI Net Index
1/18/2017	$10,000	$10,000	$10,000
1/31/2017	$10,040	$10,050	$10,049
2/28/2017	$10,210	$10,336	$10,331
3/31/2017	$10,300	$10,469	$10,457
4/30/2017	$10,520	$10,637	$10,620
5/31/2017	$10,750	$10,882	$10,855
6/30/2017	$10,760	$10,936	$10,904
7/31/2017	$11,030	$11,245	$11,209
8/31/2017	$11,110	$11,294	$11,252
9/30/2017	$11,280	$11,516	$11,469
10/31/2017	$11,520	$11,758	$11,707
11/30/2017	$11,740	$11,991	$11,934
12/31/2017	$11,840	$12,188	$12,126
1/31/2018	$12,620	$12,879	$12,811
2/28/2018	$12,093	$12,343	$12,272
3/31/2018	$11,987	$12,086	$12,010
4/30/2018	$12,050	$12,208	$12,125
5/31/2018	$12,050	$12,234	$12,140
6/30/2018	$11,934	$12,172	$12,074
7/31/2018	$12,219	$12,543	$12,438
8/31/2018	$12,377	$12,648	$12,536
9/30/2018	$12,440	$12,708	$12,591
10/31/2018	$11,397	$11,758	$11,647
11/30/2018	$11,502	$11,936	$11,817
12/31/2018	$10,637	$11,100	$10,985
1/31/2019	$11,496	$11,980	$11,852
2/28/2019	$11,837	$12,306	$12,169
3/31/2019	$11,991	$12,468	$12,322
4/30/2019	$12,332	$12,896	$12,738
5/31/2019	$11,573	$12,142	$11,983
6/30/2019	$12,255	$12,942	$12,767
7/31/2019	$12,255	$12,985	$12,805
8/31/2019	$12,013	$12,683	$12,501
9/30/2019	$12,222	$12,955	$12,764
10/31/2019	$12,542	$13,313	$13,113
11/30/2019	$12,894	$13,644	$13,433
12/31/2019	$13,334	$14,130	$13,906
1/31/2020	$13,135	$13,977	$13,753
2/29/2020	$12,340	$12,854	$12,642
3/31/2020	$10,406	$11,126	$10,935
4/30/2020	$11,533	$12,324	$12,107
5/31/2020	$12,119	$12,867	$12,633
6/30/2020	$12,660	$13,284	$13,037
7/31/2020	$13,411	$13,992	$13,726
8/31/2020	$14,151	$14,854	$14,567
9/30/2020	$13,798	$14,380	$14,097
10/31/2020	$13,765	$14,034	$13,754
11/30/2020	$15,521	$15,769	$15,449
12/31/2020	$16,350	$16,507	$16,167
1/31/2021	$16,131	$16,436	$16,093
2/28/2021	$16,937	$16,822	$16,466
3/31/2021	$17,087	$17,280	$16,906
4/30/2021	$17,985	$18,043	$17,645
5/31/2021	$18,215	$18,333	$17,920
6/30/2021	$18,308	$18,581	$18,156
7/31/2021	$18,285	$18,714	$18,281
8/31/2021	$18,745	$19,188	$18,738
9/30/2021	$17,766	$18,404	$17,965
10/31/2021	$18,895	$19,348	$18,881
11/30/2021	$18,457	$18,888	$18,427
12/31/2021	$19,136	$19,650	$19,164
1/31/2022	$17,990	$18,688	$18,223
2/28/2022	$17,377	$18,211	$17,752
3/31/2022	$17,750	$18,616	$18,137
4/30/2022	$16,217	$17,133	$16,685
5/31/2022	$16,244	$17,165	$16,705
6/30/2022	$14,951	$15,725	$15,296
7/31/2022	$16,097	$16,829	$16,364
8/31/2022	$15,498	$16,216	$15,762
9/30/2022	$14,232	$14,671	$14,253
10/31/2022	$14,951	$15,560	$15,113
11/30/2022	$16,124	$16,774	$16,285
12/31/2022	$15,364	$16,120	$15,645
1/31/2023	$16,510	$17,280	$16,766
2/28/2023	$15,924	$16,791	$16,285
3/31/2023	$16,391	$17,320	$16,787
4/30/2023	$16,550	$17,577	$17,029
5/31/2023	$16,271	$17,401	$16,846
6/30/2023	$17,230	$18,419	$17,825
7/31/2023	$17,963	$19,099	$18,477
8/31/2023	$17,457	$18,573	$17,961
9/30/2023	$16,657	$17,812	$17,218
10/31/2023	$16,311	$17,280	$16,700
11/30/2023	$17,936	$18,883	$18,242
12/31/2023	$18,803	$19,797	$19,118
1/31/2024	$19,163	$19,917	$19,230
2/29/2024	$20,112	$20,779	$20,055
3/31/2024	$20,779	$21,443	$20,685
4/30/2024	$19,871	$20,745	$20,002
5/31/2024	$20,953	$21,601	$20,815
6/30/2024	$21,220	$22,089	$21,278
7/31/2024	$21,594	$22,452	$21,622
8/31/2024	$21,914	$23,030	$22,171
9/30/2024	$22,115	$23,573	$22,686
10/31/2024	$21,794	$23,052	$22,177
11/30/2024	$22,475	$23,922	$23,006
12/31/2024	$21,928	$23,363	$22,461
1/31/2025	$22,702	$24,153	$23,216
2/28/2025	$22,302	$24,014	$23,076
3/31/2025	$21,487	$23,078	$22,164
4/30/2025	$22,061	$23,304	$22,371
5/31/2025	$23,717	$24,659	$23,656
6/30/2025	$24,839	$25,776	$24,718
7/31/2025	$24,879	$26,133	$25,054
8/31/2025	$25,560	$26,790	$25,673
9/30/2025	$26,001	$27,771	$26,603
10/31/2025	$26,308	$28,397	$27,198

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/18/17
Class C at NAV	20.71%	13.83%	11.64%
Class C with sales charge	19.71%	13.83%	11.64%
MSCI ACWI GR USD	23.19%	15.14%	12.62%
MSCI ACWI Net Index	22.64%	14.61%	12.07%

Performance Inception Date	Jan. 18, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 336,009,232
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 603,752
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$336,009,232
# of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$603,752

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.93%
Consumer Discretionary	15.67%
Consumer Staples	3.48%
Energy	2.04%
Financials	15.05%
Health Care	7.89%
Industrials	15.69%
Information Technology	27.00%
Materials	0.48%
Real Estate	0.60%
Utilities	1.19%
Repurchase Agreements	1.98%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000175099
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class F
Trading Symbol	LGCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$83	0.75%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 21.69%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 23.19% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI GR USD. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Alphabet, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation Imperial Brands PLC.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Salesforce, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	MSCI ACWI GR USD	MSCI ACWI Net Index
1/18/2017	$10,000	$10,000	$10,000
1/31/2017	$10,040	$10,050	$10,049
2/28/2017	$10,220	$10,336	$10,331
3/31/2017	$10,320	$10,469	$10,457
4/30/2017	$10,550	$10,637	$10,620
5/31/2017	$10,790	$10,882	$10,855
6/30/2017	$10,800	$10,936	$10,904
7/31/2017	$11,080	$11,245	$11,209
8/31/2017	$11,170	$11,294	$11,252
9/30/2017	$11,350	$11,516	$11,469
10/31/2017	$11,600	$11,758	$11,707
11/30/2017	$11,830	$11,991	$11,934
12/31/2017	$11,949	$12,188	$12,126
1/31/2018	$12,742	$12,879	$12,811
2/28/2018	$12,213	$12,343	$12,272
3/31/2018	$12,118	$12,086	$12,010
4/30/2018	$12,181	$12,208	$12,125
5/31/2018	$12,192	$12,234	$12,140
6/30/2018	$12,086	$12,172	$12,074
7/31/2018	$12,382	$12,543	$12,438
8/31/2018	$12,562	$12,648	$12,536
9/30/2018	$12,636	$12,708	$12,591
10/31/2018	$11,578	$11,758	$11,647
11/30/2018	$11,695	$11,936	$11,817
12/31/2018	$10,832	$11,100	$10,985
1/31/2019	$11,701	$11,980	$11,852
2/28/2019	$12,069	$12,306	$12,169
3/31/2019	$12,225	$12,468	$12,322
4/30/2019	$12,592	$12,896	$12,738
5/31/2019	$11,812	$12,142	$11,983
6/30/2019	$12,525	$12,942	$12,767
7/31/2019	$12,525	$12,985	$12,805
8/31/2019	$12,291	$12,683	$12,501
9/30/2019	$12,525	$12,955	$12,764
10/31/2019	$12,860	$13,313	$13,113
11/30/2019	$13,227	$13,644	$13,433
12/31/2019	$13,698	$14,130	$13,906
1/31/2020	$13,495	$13,977	$13,753
2/29/2020	$12,694	$12,854	$12,642
3/31/2020	$10,708	$11,126	$10,935
4/30/2020	$11,881	$12,324	$12,107
5/31/2020	$12,491	$12,867	$12,633
6/30/2020	$13,055	$13,284	$13,037
7/31/2020	$13,845	$13,992	$13,726
8/31/2020	$14,623	$14,854	$14,567
9/30/2020	$14,262	$14,380	$14,097
10/31/2020	$14,240	$14,034	$13,754
11/30/2020	$16,068	$15,769	$15,449
12/31/2020	$16,937	$16,507	$16,167
1/31/2021	$16,724	$16,436	$16,093
2/28/2021	$17,577	$16,822	$16,466
3/31/2021	$17,743	$17,280	$16,906
4/30/2021	$18,691	$18,043	$17,645
5/31/2021	$18,952	$18,333	$17,920
6/30/2021	$19,058	$18,581	$18,156
7/31/2021	$19,047	$18,714	$18,281
8/31/2021	$19,544	$19,188	$18,738
9/30/2021	$18,537	$18,404	$17,965
10/31/2021	$19,734	$19,348	$18,881
11/30/2021	$19,284	$18,888	$18,427
12/31/2021	$20,004	$19,650	$19,164
1/31/2022	$18,816	$18,688	$18,223
2/28/2022	$18,195	$18,211	$17,752
3/31/2022	$18,595	$18,616	$18,137
4/30/2022	$17,006	$17,133	$16,685
5/31/2022	$17,034	$17,165	$16,705
6/30/2022	$15,694	$15,725	$15,296
7/31/2022	$16,924	$16,829	$16,364
8/31/2022	$16,302	$16,216	$15,762
9/30/2022	$14,976	$14,671	$14,253
10/31/2022	$15,735	$15,560	$15,113
11/30/2022	$16,993	$16,774	$16,285
12/31/2022	$16,207	$16,120	$15,645
1/31/2023	$17,432	$17,280	$16,766
2/28/2023	$16,819	$16,791	$16,285
3/31/2023	$17,321	$17,320	$16,787
4/30/2023	$17,502	$17,577	$17,029
5/31/2023	$17,223	$17,401	$16,846
6/30/2023	$18,254	$18,419	$17,825
7/31/2023	$19,047	$19,099	$18,477
8/31/2023	$18,532	$18,573	$17,961
9/30/2023	$17,683	$17,812	$17,218
10/31/2023	$17,335	$17,280	$16,700
11/30/2023	$19,075	$18,883	$18,242
12/31/2023	$20,014	$19,797	$19,118
1/31/2024	$20,407	$19,917	$19,230
2/29/2024	$21,447	$20,779	$20,055
3/31/2024	$22,164	$21,443	$20,685
4/30/2024	$21,223	$20,745	$20,002
5/31/2024	$22,389	$21,601	$20,815
6/30/2024	$22,698	$22,089	$21,278
7/31/2024	$23,092	$22,452	$21,622
8/31/2024	$23,457	$23,030	$22,171
9/30/2024	$23,696	$23,573	$22,686
10/31/2024	$23,373	$23,052	$22,177
11/30/2024	$24,118	$23,922	$23,006
12/31/2024	$23,554	$23,363	$22,461
1/31/2025	$24,402	$24,153	$23,216
2/28/2025	$23,978	$24,014	$23,076
3/31/2025	$23,116	$23,078	$22,164
4/30/2025	$23,766	$23,304	$22,371
5/31/2025	$25,546	$24,659	$23,656
6/30/2025	$26,775	$25,776	$24,718
7/31/2025	$26,832	$26,133	$25,054
8/31/2025	$27,595	$26,790	$25,673
9/30/2025	$28,089	$27,771	$26,603
10/31/2025	$28,443	$28,397	$27,198

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/18/17
Class F at NAV	21.69%	14.84%	12.64%
MSCI ACWI GR USD	23.19%	15.14%	12.62%
MSCI ACWI Net Index	22.64%	14.61%	12.07%

Performance Inception Date	Jan. 18, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 336,009,232
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 603,752
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$336,009,232
# of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$603,752

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.93%
Consumer Discretionary	15.67%
Consumer Staples	3.48%
Energy	2.04%
Financials	15.05%
Health Care	7.89%
Industrials	15.69%
Information Technology	27.00%
Materials	0.48%
Real Estate	0.60%
Utilities	1.19%
Repurchase Agreements	1.98%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000184543
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class F3
Trading Symbol	LGCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$57	0.51%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 22.14%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 23.19% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI GR USD. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Alphabet, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation Imperial Brands PLC.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Salesforce, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	MSCI ACWI GR USD	MSCI ACWI Net Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,272	$10,169	$10,165
5/31/2017	$10,506	$10,403	$10,389
6/30/2017	$10,516	$10,454	$10,437
7/31/2017	$10,798	$10,750	$10,728
8/31/2017	$10,875	$10,797	$10,769
9/30/2017	$11,051	$11,009	$10,977
10/31/2017	$11,294	$11,240	$11,205
11/30/2017	$11,527	$11,463	$11,422
12/31/2017	$11,635	$11,652	$11,606
1/31/2018	$12,418	$12,312	$12,261
2/28/2018	$11,913	$11,799	$11,746
3/31/2018	$11,810	$11,554	$11,495
4/30/2018	$11,882	$11,671	$11,604
5/31/2018	$11,892	$11,695	$11,619
6/30/2018	$11,789	$11,637	$11,556
7/31/2018	$12,078	$11,991	$11,904
8/31/2018	$12,253	$12,091	$11,998
9/30/2018	$12,325	$12,148	$12,050
10/31/2018	$11,295	$11,241	$11,147
11/30/2018	$11,418	$11,410	$11,310
12/31/2018	$10,563	$10,611	$10,513
1/31/2019	$11,421	$11,453	$11,344
2/28/2019	$11,780	$11,764	$11,647
3/31/2019	$11,932	$11,919	$11,793
4/30/2019	$12,290	$12,328	$12,192
5/31/2019	$11,541	$11,607	$11,469
6/30/2019	$12,236	$12,372	$12,220
7/31/2019	$12,236	$12,413	$12,255
8/31/2019	$12,008	$12,124	$11,965
9/30/2019	$12,225	$12,385	$12,216
10/31/2019	$12,562	$12,727	$12,551
11/30/2019	$12,921	$13,043	$12,857
12/31/2019	$13,376	$13,508	$13,310
1/31/2020	$13,189	$13,362	$13,163
2/29/2020	$12,395	$12,288	$12,100
3/31/2020	$10,467	$10,636	$10,466
4/30/2020	$11,613	$11,781	$11,587
5/31/2020	$12,208	$12,301	$12,091
6/30/2020	$12,759	$12,699	$12,477
7/31/2020	$13,530	$13,376	$13,138
8/31/2020	$14,290	$14,200	$13,942
9/30/2020	$13,938	$13,747	$13,492
10/31/2020	$13,916	$13,416	$13,164
11/30/2020	$15,712	$15,075	$14,787
12/31/2020	$16,571	$15,780	$15,473
1/31/2021	$16,350	$15,712	$15,403
2/28/2021	$17,196	$16,081	$15,760
3/31/2021	$17,370	$16,519	$16,181
4/30/2021	$18,286	$17,248	$16,888
5/31/2021	$18,552	$17,526	$17,151
6/30/2021	$18,656	$17,763	$17,377
7/31/2021	$18,645	$17,890	$17,497
8/31/2021	$19,131	$18,344	$17,935
9/30/2021	$18,158	$17,594	$17,194
10/31/2021	$19,328	$18,496	$18,071
11/30/2021	$18,888	$18,056	$17,636
12/31/2021	$19,586	$18,785	$18,342
1/31/2022	$18,423	$17,865	$17,441
2/28/2022	$17,814	$17,409	$16,990
3/31/2022	$18,220	$17,797	$17,358
4/30/2022	$16,664	$16,379	$15,969
5/31/2022	$16,705	$16,410	$15,988
6/30/2022	$15,379	$15,033	$14,640
7/31/2022	$16,583	$16,088	$15,662
8/31/2022	$15,974	$15,502	$15,086
9/30/2022	$14,689	$14,025	$13,642
10/31/2022	$15,433	$14,875	$14,465
11/30/2022	$16,664	$16,035	$15,587
12/31/2022	$15,902	$15,411	$14,973
1/31/2023	$17,104	$16,519	$16,047
2/28/2023	$16,503	$16,051	$15,587
3/31/2023	$17,008	$16,558	$16,067
4/30/2023	$17,186	$16,803	$16,298
5/31/2023	$16,912	$16,635	$16,124
6/30/2023	$17,923	$17,609	$17,060
7/31/2023	$18,716	$18,258	$17,684
8/31/2023	$18,197	$17,756	$17,190
9/30/2023	$17,377	$17,028	$16,479
10/31/2023	$17,035	$16,519	$15,984
11/30/2023	$18,743	$18,052	$17,459
12/31/2023	$19,667	$18,925	$18,298
1/31/2024	$20,067	$19,040	$18,405
2/29/2024	$21,075	$19,865	$19,195
3/31/2024	$21,794	$20,499	$19,798
4/30/2024	$20,868	$19,832	$19,144
5/31/2024	$22,014	$20,650	$19,922
6/30/2024	$22,318	$21,117	$20,365
7/31/2024	$22,733	$21,463	$20,694
8/31/2024	$23,092	$22,016	$21,220
9/30/2024	$23,327	$22,536	$21,712
10/31/2024	$23,009	$22,037	$21,225
11/30/2024	$23,755	$22,869	$22,019
12/31/2024	$23,212	$22,335	$21,498
1/31/2025	$24,046	$23,090	$22,220
2/28/2025	$23,642	$22,957	$22,086
3/31/2025	$22,809	$22,062	$21,213
4/30/2025	$23,434	$22,278	$21,411
5/31/2025	$25,213	$23,573	$22,642
6/30/2025	$26,436	$24,642	$23,658
7/31/2025	$26,506	$24,982	$23,979
8/31/2025	$27,256	$25,610	$24,571
9/30/2025	$27,757	$26,548	$25,462
10/31/2025	$28,104	$27,147	$26,031

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	22.14%	15.09%	12.81%
MSCI ACWI GR USD	23.19%	15.14%	12.35%
MSCI ACWI Net Index	22.64%	14.61%	11.80%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 336,009,232
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 603,752
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$336,009,232
# of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$603,752

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.93%
Consumer Discretionary	15.67%
Consumer Staples	3.48%
Energy	2.04%
Financials	15.05%
Health Care	7.89%
Industrials	15.69%
Information Technology	27.00%
Materials	0.48%
Real Estate	0.60%
Utilities	1.19%
Repurchase Agreements	1.98%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000175100
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class I
Trading Symbol	LGCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 21.87%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 23.19% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI GR USD. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Alphabet, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation Imperial Brands PLC.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Salesforce, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	MSCI ACWI GR USD	MSCI ACWI Net Index
1/18/2017	$10,000	$10,000	$10,000
1/31/2017	$10,040	$10,050	$10,049
2/28/2017	$10,220	$10,336	$10,331
3/31/2017	$10,320	$10,469	$10,457
4/30/2017	$10,550	$10,637	$10,620
5/31/2017	$10,790	$10,882	$10,855
6/30/2017	$10,810	$10,936	$10,904
7/31/2017	$11,090	$11,245	$11,209
8/31/2017	$11,170	$11,294	$11,252
9/30/2017	$11,360	$11,516	$11,469
10/31/2017	$11,610	$11,758	$11,707
11/30/2017	$11,840	$11,991	$11,934
12/31/2017	$11,959	$12,188	$12,126
1/31/2018	$12,753	$12,879	$12,811
2/28/2018	$12,234	$12,343	$12,272
3/31/2018	$12,128	$12,086	$12,010
4/30/2018	$12,203	$12,208	$12,125
5/31/2018	$12,213	$12,234	$12,140
6/30/2018	$12,107	$12,172	$12,074
7/31/2018	$12,404	$12,543	$12,438
8/31/2018	$12,584	$12,648	$12,536
9/30/2018	$12,658	$12,708	$12,591
10/31/2018	$11,599	$11,758	$11,647
11/30/2018	$11,726	$11,936	$11,817
12/31/2018	$10,842	$11,100	$10,985
1/31/2019	$11,724	$11,980	$11,852
2/28/2019	$12,093	$12,306	$12,169
3/31/2019	$12,260	$12,468	$12,322
4/30/2019	$12,617	$12,896	$12,738
5/31/2019	$11,847	$12,142	$11,983
6/30/2019	$12,562	$12,942	$12,767
7/31/2019	$12,562	$12,985	$12,805
8/31/2019	$12,327	$12,683	$12,501
9/30/2019	$12,562	$12,955	$12,764
10/31/2019	$12,897	$13,313	$13,113
11/30/2019	$13,265	$13,644	$13,433
12/31/2019	$13,739	$14,130	$13,906
1/31/2020	$13,535	$13,977	$13,753
2/29/2020	$12,732	$12,854	$12,642
3/31/2020	$10,751	$11,126	$10,935
4/30/2020	$11,917	$12,324	$12,107
5/31/2020	$12,528	$12,867	$12,633
6/30/2020	$13,094	$13,284	$13,037
7/31/2020	$13,898	$13,992	$13,726
8/31/2020	$14,667	$14,854	$14,567
9/30/2020	$14,305	$14,380	$14,097
10/31/2020	$14,282	$14,034	$13,754
11/30/2020	$16,127	$15,769	$15,449
12/31/2020	$17,002	$16,507	$16,167
1/31/2021	$16,788	$16,436	$16,093
2/28/2021	$17,644	$16,822	$16,466
3/31/2021	$17,823	$17,280	$16,906
4/30/2021	$18,774	$18,043	$17,645
5/31/2021	$19,036	$18,333	$17,920
6/30/2021	$19,143	$18,581	$18,156
7/31/2021	$19,131	$18,714	$18,281
8/31/2021	$19,631	$19,188	$18,738
9/30/2021	$18,620	$18,404	$17,965
10/31/2021	$19,821	$19,348	$18,881
11/30/2021	$19,369	$18,888	$18,427
12/31/2021	$20,098	$19,650	$19,164
1/31/2022	$18,905	$18,688	$18,223
2/28/2022	$18,280	$18,211	$17,752
3/31/2022	$18,683	$18,616	$18,137
4/30/2022	$17,086	$17,133	$16,685
5/31/2022	$17,128	$17,165	$16,705
6/30/2022	$15,782	$15,725	$15,296
7/31/2022	$17,003	$16,829	$16,364
8/31/2022	$16,378	$16,216	$15,762
9/30/2022	$15,060	$14,671	$14,253
10/31/2022	$15,823	$15,560	$15,113
11/30/2022	$17,086	$16,774	$16,285
12/31/2022	$16,298	$16,120	$15,645
1/31/2023	$17,531	$17,280	$16,766
2/28/2023	$16,915	$16,791	$16,285
3/31/2023	$17,419	$17,320	$16,787
4/30/2023	$17,615	$17,577	$17,029
5/31/2023	$17,321	$17,401	$16,846
6/30/2023	$18,372	$18,419	$17,825
7/31/2023	$19,171	$19,099	$18,477
8/31/2023	$18,638	$18,573	$17,961
9/30/2023	$17,798	$17,812	$17,218
10/31/2023	$17,447	$17,280	$16,700
11/30/2023	$19,199	$18,883	$18,242
12/31/2023	$20,140	$19,797	$19,118
1/31/2024	$20,551	$19,917	$19,230
2/29/2024	$21,585	$20,779	$20,055
3/31/2024	$22,322	$21,443	$20,685
4/30/2024	$21,373	$20,745	$20,002
5/31/2024	$22,548	$21,601	$20,815
6/30/2024	$22,860	$22,089	$21,278
7/31/2024	$23,270	$22,452	$21,622
8/31/2024	$23,639	$23,030	$22,171
9/30/2024	$23,865	$23,573	$22,686
10/31/2024	$23,554	$23,052	$22,177
11/30/2024	$24,290	$23,922	$23,006
12/31/2024	$23,731	$23,363	$22,461
1/31/2025	$24,587	$24,153	$23,216
2/28/2025	$24,173	$24,014	$23,076
3/31/2025	$23,304	$23,078	$22,164
4/30/2025	$23,960	$23,304	$22,371
5/31/2025	$25,770	$24,659	$23,656
6/30/2025	$27,010	$25,776	$24,718
7/31/2025	$27,081	$26,133	$25,054
8/31/2025	$27,851	$26,790	$25,673
9/30/2025	$28,350	$27,771	$26,603
10/31/2025	$28,706	$28,397	$27,198

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/18/17
Class I at NAV	21.87%	14.98%	12.76%
MSCI ACWI GR USD	23.19%	15.14%	12.62%
MSCI ACWI Net Index	22.64%	14.61%	12.07%

Performance Inception Date	Jan. 18, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 336,009,232
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 603,752
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$336,009,232
# of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$603,752

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.93%
Consumer Discretionary	15.67%
Consumer Staples	3.48%
Energy	2.04%
Financials	15.05%
Health Care	7.89%
Industrials	15.69%
Information Technology	27.00%
Materials	0.48%
Real Estate	0.60%
Utilities	1.19%
Repurchase Agreements	1.98%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000175102
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class R3
Trading Symbol	LGCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$127	1.15%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 21.31%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 23.19% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI GR USD. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Alphabet, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation Imperial Brands PLC.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Salesforce, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	MSCI ACWI GR USD	MSCI ACWI Net Index
1/18/2017	$10,000	$10,000	$10,000
1/31/2017	$10,040	$10,050	$10,049
2/28/2017	$10,210	$10,336	$10,331
3/31/2017	$10,310	$10,469	$10,457
4/30/2017	$10,540	$10,637	$10,620
5/31/2017	$10,770	$10,882	$10,855
6/30/2017	$10,780	$10,936	$10,904
7/31/2017	$11,060	$11,245	$11,209
8/31/2017	$11,140	$11,294	$11,252
9/30/2017	$11,320	$11,516	$11,469
10/31/2017	$11,560	$11,758	$11,707
11/30/2017	$11,790	$11,991	$11,934
12/31/2017	$11,896	$12,188	$12,126
1/31/2018	$12,687	$12,879	$12,811
2/28/2018	$12,159	$12,343	$12,272
3/31/2018	$12,064	$12,086	$12,010
4/30/2018	$12,128	$12,208	$12,125
5/31/2018	$12,128	$12,234	$12,140
6/30/2018	$12,022	$12,172	$12,074
7/31/2018	$12,307	$12,543	$12,438
8/31/2018	$12,476	$12,648	$12,536
9/30/2018	$12,549	$12,708	$12,591
10/31/2018	$11,495	$11,758	$11,647
11/30/2018	$11,611	$11,936	$11,817
12/31/2018	$10,740	$11,100	$10,985
1/31/2019	$11,606	$11,980	$11,852
2/28/2019	$11,962	$12,306	$12,169
3/31/2019	$12,117	$12,468	$12,322
4/30/2019	$12,473	$12,896	$12,738
5/31/2019	$11,706	$12,142	$11,983
6/30/2019	$12,406	$12,942	$12,767
7/31/2019	$12,406	$12,985	$12,805
8/31/2019	$12,162	$12,683	$12,501
9/30/2019	$12,384	$12,955	$12,764
10/31/2019	$12,717	$13,313	$13,113
11/30/2019	$13,072	$13,644	$13,433
12/31/2019	$13,528	$14,130	$13,906
1/31/2020	$13,337	$13,977	$13,753
2/29/2020	$12,530	$12,854	$12,642
3/31/2020	$10,580	$11,126	$10,935
4/30/2020	$11,723	$12,324	$12,107
5/31/2020	$12,317	$12,867	$12,633
6/30/2020	$12,878	$13,284	$13,037
7/31/2020	$13,651	$13,992	$13,726
8/31/2020	$14,402	$14,854	$14,567
9/30/2020	$14,043	$14,380	$14,097
10/31/2020	$14,021	$14,034	$13,754
11/30/2020	$15,814	$15,769	$15,449
12/31/2020	$16,675	$16,507	$16,167
1/31/2021	$16,452	$16,436	$16,093
2/28/2021	$17,285	$16,822	$16,466
3/31/2021	$17,426	$17,280	$16,906
4/30/2021	$18,342	$18,043	$17,645
5/31/2021	$18,588	$18,333	$17,920
6/30/2021	$18,694	$18,581	$18,156
7/31/2021	$18,670	$18,714	$18,281
8/31/2021	$19,151	$19,188	$18,738
9/30/2021	$18,166	$18,404	$17,965
10/31/2021	$19,327	$19,348	$18,881
11/30/2021	$18,881	$18,888	$18,427
12/31/2021	$19,588	$19,650	$19,164
1/31/2022	$18,414	$18,688	$18,223
2/28/2022	$17,800	$18,211	$17,752
3/31/2022	$18,196	$18,616	$18,137
4/30/2022	$16,626	$17,133	$16,685
5/31/2022	$16,667	$17,165	$16,705
6/30/2022	$15,343	$15,725	$15,296
7/31/2022	$16,530	$16,829	$16,364
8/31/2022	$15,916	$16,216	$15,762
9/30/2022	$14,619	$14,671	$14,253
10/31/2022	$15,370	$15,560	$15,113
11/30/2022	$16,585	$16,774	$16,285
12/31/2022	$15,815	$16,120	$15,645
1/31/2023	$16,993	$17,280	$16,766
2/28/2023	$16,404	$16,791	$16,285
3/31/2023	$16,883	$17,320	$16,787
4/30/2023	$17,061	$17,577	$17,029
5/31/2023	$16,773	$17,401	$16,846
6/30/2023	$17,773	$18,419	$17,825
7/31/2023	$18,540	$19,099	$18,477
8/31/2023	$18,020	$18,573	$17,961
9/30/2023	$17,198	$17,812	$17,218
10/31/2023	$16,856	$17,280	$16,700
11/30/2023	$18,540	$18,883	$18,242
12/31/2023	$19,438	$19,797	$19,118
1/31/2024	$19,824	$19,917	$19,230
2/29/2024	$20,816	$20,779	$20,055
3/31/2024	$21,518	$21,443	$20,685
4/30/2024	$20,595	$20,745	$20,002
5/31/2024	$21,711	$21,601	$20,815
6/30/2024	$22,001	$22,089	$21,278
7/31/2024	$22,386	$22,452	$21,622
8/31/2024	$22,731	$23,030	$22,171
9/30/2024	$22,951	$23,573	$22,686
10/31/2024	$22,634	$23,052	$22,177
11/30/2024	$23,351	$23,922	$23,006
12/31/2024	$22,795	$23,363	$22,461
1/31/2025	$23,609	$24,153	$23,216
2/28/2025	$23,195	$24,014	$23,076
3/31/2025	$22,367	$23,078	$22,164
4/30/2025	$22,974	$23,304	$22,371
5/31/2025	$24,699	$24,659	$23,656
6/30/2025	$25,886	$25,776	$24,718
7/31/2025	$25,927	$26,133	$25,054
8/31/2025	$26,658	$26,790	$25,673
9/30/2025	$27,127	$27,771	$26,603
10/31/2025	$27,459	$28,397	$27,198

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/18/17
Class R3 at NAV	21.31%	14.39%	12.19%
MSCI ACWI GR USD	23.19%	15.14%	12.62%
MSCI ACWI Net Index	22.64%	14.61%	12.07%

Performance Inception Date	Jan. 18, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 336,009,232
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 603,752
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$336,009,232
# of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$603,752

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.93%
Consumer Discretionary	15.67%
Consumer Staples	3.48%
Energy	2.04%
Financials	15.05%
Health Care	7.89%
Industrials	15.69%
Information Technology	27.00%
Materials	0.48%
Real Estate	0.60%
Utilities	1.19%
Repurchase Agreements	1.98%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000175103
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class R4
Trading Symbol	LGCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 21.67%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 23.19% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI GR USD. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Alphabet, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation Imperial Brands PLC.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Salesforce, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	MSCI ACWI GR USD	MSCI ACWI Net Index
1/18/2017	$10,000	$10,000	$10,000
1/31/2017	$10,040	$10,050	$10,049
2/28/2017	$10,220	$10,336	$10,331
3/31/2017	$10,310	$10,469	$10,457
4/30/2017	$10,540	$10,637	$10,620
5/31/2017	$10,780	$10,882	$10,855
6/30/2017	$10,790	$10,936	$10,904
7/31/2017	$11,070	$11,245	$11,209
8/31/2017	$11,150	$11,294	$11,252
9/30/2017	$11,330	$11,516	$11,469
10/31/2017	$11,580	$11,758	$11,707
11/30/2017	$11,810	$11,991	$11,934
12/31/2017	$11,922	$12,188	$12,126
1/31/2018	$12,715	$12,879	$12,811
2/28/2018	$12,197	$12,343	$12,272
3/31/2018	$12,091	$12,086	$12,010
4/30/2018	$12,165	$12,208	$12,125
5/31/2018	$12,165	$12,234	$12,140
6/30/2018	$12,059	$12,172	$12,074
7/31/2018	$12,355	$12,543	$12,438
8/31/2018	$12,524	$12,648	$12,536
9/30/2018	$12,598	$12,708	$12,591
10/31/2018	$11,552	$11,758	$11,647
11/30/2018	$11,668	$11,936	$11,817
12/31/2018	$10,800	$11,100	$10,985
1/31/2019	$11,666	$11,980	$11,852
2/28/2019	$12,022	$12,306	$12,169
3/31/2019	$12,188	$12,468	$12,322
4/30/2019	$12,544	$12,896	$12,738
5/31/2019	$11,777	$12,142	$11,983
6/30/2019	$12,477	$12,942	$12,767
7/31/2019	$12,477	$12,985	$12,805
8/31/2019	$12,244	$12,683	$12,501
9/30/2019	$12,466	$12,955	$12,764
10/31/2019	$12,811	$13,313	$13,113
11/30/2019	$13,166	$13,644	$13,433
12/31/2019	$13,629	$14,130	$13,906
1/31/2020	$13,438	$13,977	$13,753
2/29/2020	$12,629	$12,854	$12,642
3/31/2020	$10,663	$11,126	$10,935
4/30/2020	$11,820	$12,324	$12,107
5/31/2020	$12,427	$12,867	$12,633
6/30/2020	$12,989	$13,284	$13,037
7/31/2020	$13,764	$13,992	$13,726
8/31/2020	$14,539	$14,854	$14,567
9/30/2020	$14,180	$14,380	$14,097
10/31/2020	$14,157	$14,034	$13,754
11/30/2020	$15,966	$15,769	$15,449
12/31/2020	$16,834	$16,507	$16,167
1/31/2021	$16,621	$16,436	$16,093
2/28/2021	$17,458	$16,822	$16,466
3/31/2021	$17,635	$17,280	$16,906
4/30/2021	$18,566	$18,043	$17,645
5/31/2021	$18,826	$18,333	$17,920
6/30/2021	$18,932	$18,581	$18,156
7/31/2021	$18,920	$18,714	$18,281
8/31/2021	$19,403	$19,188	$18,738
9/30/2021	$18,401	$18,404	$17,965
10/31/2021	$19,592	$19,348	$18,881
11/30/2021	$19,132	$18,888	$18,427
12/31/2021	$19,840	$19,650	$19,164
1/31/2022	$18,660	$18,688	$18,223
2/28/2022	$18,043	$18,211	$17,752
3/31/2022	$18,441	$18,616	$18,137
4/30/2022	$16,863	$17,133	$16,685
5/31/2022	$16,890	$17,165	$16,705
6/30/2022	$15,559	$15,725	$15,296
7/31/2022	$16,767	$16,829	$16,364
8/31/2022	$16,149	$16,216	$15,762
9/30/2022	$14,846	$14,671	$14,253
10/31/2022	$15,600	$15,560	$15,113
11/30/2022	$16,835	$16,774	$16,285
12/31/2022	$16,064	$16,120	$15,645
1/31/2023	$17,267	$17,280	$16,766
2/28/2023	$16,659	$16,791	$16,285
3/31/2023	$17,156	$17,320	$16,787
4/30/2023	$17,336	$17,577	$17,029
5/31/2023	$17,046	$17,401	$16,846
6/30/2023	$18,069	$18,419	$17,825
7/31/2023	$18,857	$19,099	$18,477
8/31/2023	$18,331	$18,573	$17,961
9/30/2023	$17,502	$17,812	$17,218
10/31/2023	$17,156	$17,280	$16,700
11/30/2023	$18,871	$18,883	$18,242
12/31/2023	$19,797	$19,797	$19,118
1/31/2024	$20,184	$19,917	$19,230
2/29/2024	$21,207	$20,779	$20,055
3/31/2024	$21,912	$21,443	$20,685
4/30/2024	$20,986	$20,745	$20,002
5/31/2024	$22,133	$21,601	$20,815
6/30/2024	$22,424	$22,089	$21,278
7/31/2024	$22,824	$22,452	$21,622
8/31/2024	$23,184	$23,030	$22,171
9/30/2024	$23,405	$23,573	$22,686
10/31/2024	$23,087	$23,052	$22,177
11/30/2024	$23,820	$23,922	$23,006
12/31/2024	$23,275	$23,363	$22,461
1/31/2025	$24,093	$24,153	$23,216
2/28/2025	$23,677	$24,014	$23,076
3/31/2025	$22,830	$23,078	$22,164
4/30/2025	$23,469	$23,304	$22,371
5/31/2025	$25,245	$24,659	$23,656
6/30/2025	$26,453	$25,776	$24,718
7/31/2025	$26,508	$26,133	$25,054
8/31/2025	$27,258	$26,790	$25,673
9/30/2025	$27,744	$27,771	$26,603
10/31/2025	$28,090	$28,397	$27,198

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/18/17
Class R4 at NAV	21.67%	14.69%	12.48%
MSCI ACWI GR USD	23.19%	15.14%	12.62%
MSCI ACWI Net Index	22.64%	14.61%	12.07%

Performance Inception Date	Jan. 18, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 336,009,232
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 603,752
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$336,009,232
# of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$603,752

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.93%
Consumer Discretionary	15.67%
Consumer Staples	3.48%
Energy	2.04%
Financials	15.05%
Health Care	7.89%
Industrials	15.69%
Information Technology	27.00%
Materials	0.48%
Real Estate	0.60%
Utilities	1.19%
Repurchase Agreements	1.98%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000175104
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class R5
Trading Symbol	LGCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 21.92%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 23.19% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI GR USD. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Alphabet, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation Imperial Brands PLC.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Salesforce, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	MSCI ACWI GR USD	MSCI ACWI Net Index
1/18/2017	$10,000	$10,000	$10,000
1/31/2017	$10,040	$10,050	$10,049
2/28/2017	$10,220	$10,336	$10,331
3/31/2017	$10,320	$10,469	$10,457
4/30/2017	$10,550	$10,637	$10,620
5/31/2017	$10,790	$10,882	$10,855
6/30/2017	$10,810	$10,936	$10,904
7/31/2017	$11,090	$11,245	$11,209
8/31/2017	$11,170	$11,294	$11,252
9/30/2017	$11,360	$11,516	$11,469
10/31/2017	$11,610	$11,758	$11,707
11/30/2017	$11,840	$11,991	$11,934
12/31/2017	$11,959	$12,188	$12,126
1/31/2018	$12,753	$12,879	$12,811
2/28/2018	$12,234	$12,343	$12,272
3/31/2018	$12,139	$12,086	$12,010
4/30/2018	$12,202	$12,208	$12,125
5/31/2018	$12,213	$12,234	$12,140
6/30/2018	$12,107	$12,172	$12,074
7/31/2018	$12,404	$12,543	$12,438
8/31/2018	$12,584	$12,648	$12,536
9/30/2018	$12,658	$12,708	$12,591
10/31/2018	$11,599	$11,758	$11,647
11/30/2018	$11,726	$11,936	$11,817
12/31/2018	$10,853	$11,100	$10,985
1/31/2019	$11,724	$11,980	$11,852
2/28/2019	$12,093	$12,306	$12,169
3/31/2019	$12,260	$12,468	$12,322
4/30/2019	$12,617	$12,896	$12,738
5/31/2019	$11,847	$12,142	$11,983
6/30/2019	$12,561	$12,942	$12,767
7/31/2019	$12,561	$12,985	$12,805
8/31/2019	$12,327	$12,683	$12,501
9/30/2019	$12,561	$12,955	$12,764
10/31/2019	$12,896	$13,313	$13,113
11/30/2019	$13,265	$13,644	$13,433
12/31/2019	$13,728	$14,130	$13,906
1/31/2020	$13,536	$13,977	$13,753
2/29/2020	$12,732	$12,854	$12,642
3/31/2020	$10,740	$11,126	$10,935
4/30/2020	$11,917	$12,324	$12,107
5/31/2020	$12,529	$12,867	$12,633
6/30/2020	$13,094	$13,284	$13,037
7/31/2020	$13,898	$13,992	$13,726
8/31/2020	$14,668	$14,854	$14,567
9/30/2020	$14,305	$14,380	$14,097
10/31/2020	$14,283	$14,034	$13,754
11/30/2020	$16,127	$15,769	$15,449
12/31/2020	$17,001	$16,507	$16,167
1/31/2021	$16,787	$16,436	$16,093
2/28/2021	$17,644	$16,822	$16,466
3/31/2021	$17,822	$17,280	$16,906
4/30/2021	$18,774	$18,043	$17,645
5/31/2021	$19,036	$18,333	$17,920
6/30/2021	$19,143	$18,581	$18,156
7/31/2021	$19,131	$18,714	$18,281
8/31/2021	$19,631	$19,188	$18,738
9/30/2021	$18,619	$18,404	$17,965
10/31/2021	$19,821	$19,348	$18,881
11/30/2021	$19,369	$18,888	$18,427
12/31/2021	$20,098	$19,650	$19,164
1/31/2022	$18,904	$18,688	$18,223
2/28/2022	$18,280	$18,211	$17,752
3/31/2022	$18,682	$18,616	$18,137
4/30/2022	$17,086	$17,133	$16,685
5/31/2022	$17,128	$17,165	$16,705
6/30/2022	$15,781	$15,725	$15,296
7/31/2022	$17,003	$16,829	$16,364
8/31/2022	$16,378	$16,216	$15,762
9/30/2022	$15,060	$14,671	$14,253
10/31/2022	$15,823	$15,560	$15,113
11/30/2022	$17,086	$16,774	$16,285
12/31/2022	$16,305	$16,120	$15,645
1/31/2023	$17,524	$17,280	$16,766
2/28/2023	$16,922	$16,791	$16,285
3/31/2023	$17,426	$17,320	$16,787
4/30/2023	$17,608	$17,577	$17,029
5/31/2023	$17,328	$17,401	$16,846
6/30/2023	$18,379	$18,419	$17,825
7/31/2023	$19,177	$19,099	$18,477
8/31/2023	$18,645	$18,573	$17,961
9/30/2023	$17,804	$17,812	$17,218
10/31/2023	$17,454	$17,280	$16,700
11/30/2023	$19,205	$18,883	$18,242
12/31/2023	$20,142	$19,797	$19,118
1/31/2024	$20,553	$19,917	$19,230
2/29/2024	$21,586	$20,779	$20,055
3/31/2024	$22,322	$21,443	$20,685
4/30/2024	$21,374	$20,745	$20,002
5/31/2024	$22,549	$21,601	$20,815
6/30/2024	$22,860	$22,089	$21,278
7/31/2024	$23,271	$22,452	$21,622
8/31/2024	$23,639	$23,030	$22,171
9/30/2024	$23,865	$23,573	$22,686
10/31/2024	$23,554	$23,052	$22,177
11/30/2024	$24,304	$23,922	$23,006
12/31/2024	$23,744	$23,363	$22,461
1/31/2025	$24,599	$24,153	$23,216
2/28/2025	$24,172	$24,014	$23,076
3/31/2025	$23,317	$23,078	$22,164
4/30/2025	$23,958	$23,304	$22,371
5/31/2025	$25,781	$24,659	$23,656
6/30/2025	$27,021	$25,776	$24,718
7/31/2025	$27,077	$26,133	$25,054
8/31/2025	$27,861	$26,790	$25,673
9/30/2025	$28,359	$27,771	$26,603
10/31/2025	$28,716	$28,397	$27,198

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/18/17
Class R5 at NAV	21.92%	14.99%	12.76%
MSCI ACWI GR USD	23.19%	15.14%	12.62%
MSCI ACWI Net Index	22.64%	14.61%	12.07%

Performance Inception Date	Jan. 18, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 336,009,232
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 603,752
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$336,009,232
# of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$603,752

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.93%
Consumer Discretionary	15.67%
Consumer Staples	3.48%
Energy	2.04%
Financials	15.05%
Health Care	7.89%
Industrials	15.69%
Information Technology	27.00%
Materials	0.48%
Real Estate	0.60%
Utilities	1.19%
Repurchase Agreements	1.98%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000175105
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class R6
Trading Symbol	LGCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$58	0.52%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 22.06%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 23.19% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI GR USD. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Alphabet, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation Imperial Brands PLC.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Salesforce, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI ACWI GR USD	MSCI ACWI Net Index
1/18/2017	$10,000	$10,000	$10,000
1/31/2017	$10,040	$10,050	$10,049
2/28/2017	$10,220	$10,336	$10,331
3/31/2017	$10,320	$10,469	$10,457
4/30/2017	$10,550	$10,637	$10,620
5/31/2017	$10,790	$10,882	$10,855
6/30/2017	$10,810	$10,936	$10,904
7/31/2017	$11,090	$11,245	$11,209
8/31/2017	$11,180	$11,294	$11,252
9/30/2017	$11,360	$11,516	$11,469
10/31/2017	$11,610	$11,758	$11,707
11/30/2017	$11,850	$11,991	$11,934
12/31/2017	$11,960	$12,188	$12,126
1/31/2018	$12,766	$12,879	$12,811
2/28/2018	$12,236	$12,343	$12,272
3/31/2018	$12,141	$12,086	$12,010
4/30/2018	$12,204	$12,208	$12,125
5/31/2018	$12,215	$12,234	$12,140
6/30/2018	$12,109	$12,172	$12,074
7/31/2018	$12,405	$12,543	$12,438
8/31/2018	$12,585	$12,648	$12,536
9/30/2018	$12,660	$12,708	$12,591
10/31/2018	$11,611	$11,758	$11,647
11/30/2018	$11,727	$11,936	$11,817
12/31/2018	$10,858	$11,100	$10,985
1/31/2019	$11,730	$11,980	$11,852
2/28/2019	$12,098	$12,306	$12,169
3/31/2019	$12,266	$12,468	$12,322
4/30/2019	$12,623	$12,896	$12,738
5/31/2019	$11,852	$12,142	$11,983
6/30/2019	$12,567	$12,942	$12,767
7/31/2019	$12,567	$12,985	$12,805
8/31/2019	$12,333	$12,683	$12,501
9/30/2019	$12,567	$12,955	$12,764
10/31/2019	$12,903	$13,313	$13,113
11/30/2019	$13,282	$13,644	$13,433
12/31/2019	$13,750	$14,130	$13,906
1/31/2020	$13,546	$13,977	$13,753
2/29/2020	$12,742	$12,854	$12,642
3/31/2020	$10,760	$11,126	$10,935
4/30/2020	$11,927	$12,324	$12,107
5/31/2020	$12,538	$12,867	$12,633
6/30/2020	$13,116	$13,284	$13,037
7/31/2020	$13,909	$13,992	$13,726
8/31/2020	$14,690	$14,854	$14,567
9/30/2020	$14,328	$14,380	$14,097
10/31/2020	$14,305	$14,034	$13,754
11/30/2020	$16,152	$15,769	$15,449
12/31/2020	$17,023	$16,507	$16,167
1/31/2021	$16,809	$16,436	$16,093
2/28/2021	$17,666	$16,822	$16,466
3/31/2021	$17,845	$17,280	$16,906
4/30/2021	$18,798	$18,043	$17,645
5/31/2021	$19,060	$18,333	$17,920
6/30/2021	$19,167	$18,581	$18,156
7/31/2021	$19,167	$18,714	$18,281
8/31/2021	$19,656	$19,188	$18,738
9/30/2021	$18,655	$18,404	$17,965
10/31/2021	$19,858	$19,348	$18,881
11/30/2021	$19,406	$18,888	$18,427
12/31/2021	$20,135	$19,650	$19,164
1/31/2022	$18,953	$18,688	$18,223
2/28/2022	$18,313	$18,211	$17,752
3/31/2022	$18,730	$18,616	$18,137
4/30/2022	$17,131	$17,133	$16,685
5/31/2022	$17,173	$17,165	$16,705
6/30/2022	$15,810	$15,725	$15,296
7/31/2022	$17,048	$16,829	$16,364
8/31/2022	$16,422	$16,216	$15,762
9/30/2022	$15,101	$14,671	$14,253
10/31/2022	$15,866	$15,560	$15,113
11/30/2022	$17,131	$16,774	$16,285
12/31/2022	$16,347	$16,120	$15,645
1/31/2023	$17,583	$17,280	$16,766
2/28/2023	$16,979	$16,791	$16,285
3/31/2023	$17,485	$17,320	$16,787
4/30/2023	$17,667	$17,577	$17,029
5/31/2023	$17,387	$17,401	$16,846
6/30/2023	$18,440	$18,419	$17,825
7/31/2023	$19,240	$19,099	$18,477
8/31/2023	$18,707	$18,573	$17,961
9/30/2023	$17,864	$17,812	$17,218
10/31/2023	$17,513	$17,280	$16,700
11/30/2023	$19,283	$18,883	$18,242
12/31/2023	$20,218	$19,797	$19,118
1/31/2024	$20,630	$19,917	$19,230
2/29/2024	$21,680	$20,779	$20,055
3/31/2024	$22,419	$21,443	$20,685
4/30/2024	$21,453	$20,745	$20,002
5/31/2024	$22,646	$21,601	$20,815
6/30/2024	$22,958	$22,089	$21,278
7/31/2024	$23,370	$22,452	$21,622
8/31/2024	$23,753	$23,030	$22,171
9/30/2024	$23,980	$23,573	$22,686
10/31/2024	$23,668	$23,052	$22,177
11/30/2024	$24,421	$23,922	$23,006
12/31/2024	$23,859	$23,363	$22,461
1/31/2025	$24,716	$24,153	$23,216
2/28/2025	$24,302	$24,014	$23,076
3/31/2025	$23,445	$23,078	$22,164
4/30/2025	$24,088	$23,304	$22,371
5/31/2025	$25,931	$24,659	$23,656
6/30/2025	$27,174	$25,776	$24,718
7/31/2025	$27,245	$26,133	$25,054
8/31/2025	$28,017	$26,790	$25,673
9/30/2025	$28,531	$27,771	$26,603
10/31/2025	$28,888	$28,397	$27,198

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/18/17
Class R6 at NAV	22.06%	15.09%	12.84%
MSCI ACWI GR USD	23.19%	15.14%	12.62%
MSCI ACWI Net Index	22.64%	14.61%	12.07%

Performance Inception Date	Jan. 18, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 336,009,232
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 603,752
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$336,009,232
# of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$603,752

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.93%
Consumer Discretionary	15.67%
Consumer Staples	3.48%
Energy	2.04%
Financials	15.05%
Health Care	7.89%
Industrials	15.69%
Information Technology	27.00%
Materials	0.48%
Real Estate	0.60%
Utilities	1.19%
Repurchase Agreements	1.98%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019525
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class A
Trading Symbol	LICAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.91%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 24.30%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 24.93% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation Commerzbank AG.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Brunello Cucinelli S.p.A. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Xiaomi Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2015	$9,426	$10,000	$10,000	$10,000
11/30/2015	$9,292	$9,793	$9,795	$9,844
12/31/2015	$9,160	$9,609	$9,613	$9,712
1/31/2016	$8,722	$8,955	$8,961	$9,009
2/29/2016	$8,435	$8,853	$8,861	$8,844
3/31/2016	$8,896	$9,573	$9,588	$9,420
4/30/2016	$8,941	$9,825	$9,849	$9,693
5/31/2016	$8,986	$9,659	$9,692	$9,605
6/30/2016	$8,631	$9,511	$9,549	$9,282
7/31/2016	$9,107	$9,981	$10,024	$9,753
8/31/2016	$9,153	$10,045	$10,089	$9,760
9/30/2016	$9,243	$10,168	$10,218	$9,879
10/31/2016	$9,092	$10,022	$10,072	$9,677
11/30/2016	$8,737	$9,791	$9,840	$9,485
12/31/2016	$8,992	$10,041	$10,095	$9,809
1/31/2017	$9,239	$10,396	$10,454	$10,093
2/28/2017	$9,286	$10,562	$10,622	$10,238
3/31/2017	$9,510	$10,830	$10,901	$10,520
4/30/2017	$9,788	$11,062	$11,141	$10,787
5/31/2017	$10,020	$11,421	$11,514	$11,183
6/30/2017	$10,020	$11,456	$11,555	$11,163
7/31/2017	$10,398	$11,879	$11,984	$11,485
8/31/2017	$10,483	$11,941	$12,049	$11,481
9/30/2017	$10,761	$12,162	$12,277	$11,767
10/31/2017	$10,893	$12,391	$12,509	$11,945
11/30/2017	$11,101	$12,492	$12,613	$12,071
12/31/2017	$11,250	$12,771	$12,899	$12,265
1/31/2018	$11,857	$13,482	$13,618	$12,880
2/28/2018	$11,195	$12,847	$12,978	$12,298
3/31/2018	$11,132	$12,620	$12,760	$12,077
4/30/2018	$11,187	$12,821	$12,974	$12,352
5/31/2018	$10,911	$12,525	$12,688	$12,075
6/30/2018	$10,565	$12,290	$12,454	$11,927
7/31/2018	$10,706	$12,584	$12,756	$12,221
8/31/2018	$10,612	$12,321	$12,492	$11,985
9/30/2018	$10,596	$12,377	$12,554	$12,089
10/31/2018	$9,596	$11,370	$11,534	$11,127
11/30/2018	$9,611	$11,478	$11,645	$11,113
12/31/2018	$9,200	$10,958	$11,122	$10,573
1/31/2019	$9,764	$11,786	$11,964	$11,268
2/28/2019	$9,957	$12,016	$12,200	$11,555
3/31/2019	$10,077	$12,088	$12,283	$11,628
4/30/2019	$10,367	$12,407	$12,616	$11,955
5/31/2019	$9,836	$11,742	$11,953	$11,381
6/30/2019	$10,528	$12,448	$12,679	$12,056
7/31/2019	$10,279	$12,298	$12,529	$11,903
8/31/2019	$10,126	$11,918	$12,145	$11,595
9/30/2019	$10,263	$12,225	$12,463	$11,927
10/31/2019	$10,617	$12,651	$12,900	$12,356
11/30/2019	$10,705	$12,763	$13,016	$12,495
12/31/2019	$11,172	$13,316	$13,583	$12,901
1/31/2020	$10,804	$12,958	$13,220	$12,631
2/29/2020	$10,143	$11,933	$12,177	$11,490
3/31/2020	$8,730	$10,206	$10,423	$9,956
4/30/2020	$9,350	$10,979	$11,220	$10,599
5/31/2020	$9,702	$11,338	$11,593	$11,061
6/30/2020	$10,314	$11,850	$12,122	$11,437
7/31/2020	$10,861	$12,379	$12,668	$11,704
8/31/2020	$11,278	$12,909	$13,213	$12,306
9/30/2020	$11,131	$12,592	$12,893	$11,986
10/31/2020	$10,959	$12,321	$12,618	$11,507
11/30/2020	$12,282	$13,978	$14,317	$13,291
12/31/2020	$13,056	$14,734	$15,095	$13,909
1/31/2021	$12,966	$14,766	$15,130	$13,761
2/28/2021	$13,271	$15,058	$15,432	$14,070
3/31/2021	$13,420	$15,248	$15,638	$14,393
4/30/2021	$13,891	$15,698	$16,108	$14,826
5/31/2021	$14,427	$16,189	$16,623	$15,310
6/30/2021	$14,229	$16,083	$16,521	$15,137
7/31/2021	$14,361	$15,819	$16,253	$15,251
8/31/2021	$14,675	$16,119	$16,565	$15,520
9/30/2021	$14,089	$15,603	$16,045	$15,070
10/31/2021	$14,593	$15,975	$16,432	$15,441
11/30/2021	$13,981	$15,256	$15,694	$14,722
12/31/2021	$14,577	$15,887	$16,347	$15,476
1/31/2022	$13,868	$15,301	$15,746	$14,728
2/28/2022	$13,271	$14,998	$15,437	$14,468
3/31/2022	$13,187	$15,022	$15,475	$14,561
4/30/2022	$12,337	$14,079	$14,513	$13,619
5/31/2022	$12,431	$14,180	$14,632	$13,721
6/30/2022	$11,469	$12,960	$13,379	$12,448
7/31/2022	$11,889	$13,404	$13,842	$13,068
8/31/2022	$11,376	$12,973	$13,401	$12,447
9/30/2022	$10,368	$11,676	$12,068	$11,283
10/31/2022	$10,835	$12,025	$12,431	$11,889
11/30/2022	$12,179	$13,445	$13,900	$13,229
12/31/2022	$11,827	$13,344	$13,802	$13,239
1/31/2023	$12,817	$14,426	$14,924	$14,311
2/28/2023	$12,284	$13,920	$14,402	$14,013
3/31/2023	$12,627	$14,261	$14,768	$14,360
4/30/2023	$12,789	$14,508	$15,036	$14,765
5/31/2023	$12,351	$13,980	$14,504	$14,141
6/30/2023	$12,932	$14,608	$15,163	$14,784
7/31/2023	$13,179	$15,202	$15,784	$15,263
8/31/2023	$12,770	$14,515	$15,074	$14,678
9/30/2023	$12,227	$14,057	$14,605	$14,176
10/31/2023	$11,779	$13,477	$14,005	$13,602
11/30/2023	$12,741	$14,690	$15,268	$14,864
12/31/2023	$13,287	$15,428	$16,039	$15,654
1/31/2024	$13,364	$15,275	$15,882	$15,744
2/29/2024	$14,091	$15,661	$16,287	$16,032
3/31/2024	$14,712	$16,151	$16,811	$16,559
4/30/2024	$14,266	$15,861	$16,523	$16,135
5/31/2024	$14,896	$16,321	$17,018	$16,760
6/30/2024	$14,857	$16,306	$17,008	$16,490
7/31/2024	$15,119	$16,683	$17,407	$16,974
8/31/2024	$15,516	$17,158	$17,907	$17,525
9/30/2024	$15,700	$17,621	$18,397	$17,687
10/31/2024	$14,964	$16,756	$17,504	$16,725
11/30/2024	$14,954	$16,605	$17,348	$16,631
12/31/2024	$14,520	$16,282	$17,017	$16,252
1/31/2025	$15,237	$16,938	$17,705	$17,106
2/28/2025	$15,611	$17,173	$17,954	$17,438
3/31/2025	$15,571	$17,134	$17,929	$17,368
4/30/2025	$16,166	$17,753	$18,591	$18,163
5/31/2025	$16,954	$18,566	$19,462	$18,994
6/30/2025	$17,620	$19,196	$20,133	$19,413
7/31/2025	$17,317	$19,141	$20,082	$19,140
8/31/2025	$17,742	$19,805	$20,792	$19,956
9/30/2025	$18,257	$20,519	$21,549	$20,338
10/31/2025	$18,600	$20,933	$21,988	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	24.30%	11.16%	7.03%
Class A with sales charge	17.17%	9.85%	6.40%
MSCI ACWI Ex USA Index with Net Dividends	24.93%	11.18%	7.67%
MSCI ACWI Ex USA Index with Gross Dividends	25.62%	11.75%	8.20%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 500,838,825
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 1,747,585
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$500,838,825
# of Portfolio Holdings	108
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,747,585

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.35%
Consumer Discretionary	9.26%
Consumer Staples	5.59%
Energy	3.30%
Financials	22.50%
Health Care	7.47%
Industrials	19.78%
Information Technology	16.09%
Materials	5.62%
Real Estate	0.65%
Utilities	1.40%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	0.56%
Time DepositsFootnote Reference(a)	0.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019527
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class C
Trading Symbol	LICCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.66%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 23.36%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 24.93% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation Commerzbank AG.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Brunello Cucinelli S.p.A. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Xiaomi Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,855	$9,793	$9,795	$9,844
12/31/2015	$9,716	$9,609	$9,613	$9,712
1/31/2016	$9,239	$8,955	$8,961	$9,009
2/29/2016	$8,932	$8,853	$8,861	$8,844
3/31/2016	$9,409	$9,573	$9,588	$9,420
4/30/2016	$9,457	$9,825	$9,849	$9,693
5/31/2016	$9,498	$9,659	$9,692	$9,605
6/30/2016	$9,126	$9,511	$9,549	$9,282
7/31/2016	$9,619	$9,981	$10,024	$9,753
8/31/2016	$9,659	$10,045	$10,089	$9,760
9/30/2016	$9,748	$10,168	$10,218	$9,879
10/31/2016	$9,579	$10,022	$10,072	$9,677
11/30/2016	$9,207	$9,791	$9,840	$9,485
12/31/2016	$9,467	$10,041	$10,095	$9,809
1/31/2017	$9,721	$10,396	$10,454	$10,093
2/28/2017	$9,770	$10,562	$10,622	$10,238
3/31/2017	$9,992	$10,830	$10,901	$10,520
4/30/2017	$10,278	$11,062	$11,141	$10,787
5/31/2017	$10,516	$11,421	$11,514	$11,183
6/30/2017	$10,508	$11,456	$11,555	$11,163
7/31/2017	$10,901	$11,879	$11,984	$11,485
8/31/2017	$10,974	$11,941	$12,049	$11,481
9/30/2017	$11,261	$12,162	$12,277	$11,767
10/31/2017	$11,400	$12,391	$12,509	$11,945
11/30/2017	$11,605	$12,492	$12,613	$12,071
12/31/2017	$11,755	$12,771	$12,899	$12,265
1/31/2018	$12,385	$13,482	$13,618	$12,880
2/28/2018	$11,689	$12,847	$12,978	$12,298
3/31/2018	$11,614	$12,620	$12,760	$12,077
4/30/2018	$11,664	$12,821	$12,974	$12,352
5/31/2018	$11,366	$12,525	$12,688	$12,075
6/30/2018	$10,993	$12,290	$12,454	$11,927
7/31/2018	$11,134	$12,584	$12,756	$12,221
8/31/2018	$11,034	$12,321	$12,492	$11,985
9/30/2018	$11,009	$12,377	$12,554	$12,089
10/31/2018	$9,965	$11,370	$11,534	$11,127
11/30/2018	$9,973	$11,478	$11,645	$11,113
12/31/2018	$9,536	$10,958	$11,122	$10,573
1/31/2019	$10,121	$11,786	$11,964	$11,268
2/28/2019	$10,314	$12,016	$12,200	$11,555
3/31/2019	$10,431	$12,088	$12,283	$11,628
4/30/2019	$10,724	$12,407	$12,616	$11,955
5/31/2019	$10,171	$11,742	$11,953	$11,381
6/30/2019	$10,874	$12,448	$12,679	$12,056
7/31/2019	$10,615	$12,298	$12,529	$11,903
8/31/2019	$10,447	$11,918	$12,145	$11,595
9/30/2019	$10,581	$12,225	$12,463	$11,927
10/31/2019	$10,949	$12,651	$12,900	$12,356
11/30/2019	$11,025	$12,763	$13,016	$12,495
12/31/2019	$11,493	$13,316	$13,583	$12,901
1/31/2020	$11,114	$12,958	$13,220	$12,631
2/29/2020	$10,424	$11,933	$12,177	$11,490
3/31/2020	$8,967	$10,206	$10,423	$9,956
4/30/2020	$9,607	$10,979	$11,220	$10,599
5/31/2020	$9,952	$11,338	$11,593	$11,061
6/30/2020	$10,567	$11,850	$12,122	$11,437
7/31/2020	$11,123	$12,379	$12,668	$11,704
8/31/2020	$11,544	$12,909	$13,213	$12,306
9/30/2020	$11,384	$12,592	$12,893	$11,986
10/31/2020	$11,198	$12,321	$12,618	$11,507
11/30/2020	$12,554	$13,978	$14,317	$13,291
12/31/2020	$13,328	$14,734	$15,095	$13,909
1/31/2021	$13,226	$14,766	$15,130	$13,761
2/28/2021	$13,539	$15,058	$15,432	$14,070
3/31/2021	$13,682	$15,248	$15,638	$14,393
4/30/2021	$14,146	$15,698	$16,108	$14,826
5/31/2021	$14,687	$16,189	$16,623	$15,310
6/30/2021	$14,475	$16,083	$16,521	$15,137
7/31/2021	$14,594	$15,819	$16,253	$15,251
8/31/2021	$14,906	$16,119	$16,565	$15,520
9/30/2021	$14,307	$15,603	$16,045	$15,070
10/31/2021	$14,805	$15,975	$16,432	$15,441
11/30/2021	$14,180	$15,256	$15,694	$14,722
12/31/2021	$14,776	$15,887	$16,347	$15,476
1/31/2022	$14,048	$15,301	$15,746	$14,728
2/28/2022	$13,433	$14,998	$15,437	$14,468
3/31/2022	$13,338	$15,022	$15,475	$14,561
4/30/2022	$12,477	$14,079	$14,513	$13,619
5/31/2022	$12,563	$14,180	$14,632	$13,721
6/30/2022	$11,579	$12,960	$13,379	$12,448
7/31/2022	$11,995	$13,404	$13,842	$13,068
8/31/2022	$11,475	$12,973	$13,401	$12,447
9/30/2022	$10,453	$11,676	$12,068	$11,283
10/31/2022	$10,917	$12,025	$12,431	$11,889
11/30/2022	$12,260	$13,445	$13,900	$13,229
12/31/2022	$11,894	$13,344	$13,802	$13,239
1/31/2023	$12,889	$14,426	$14,924	$14,311
2/28/2023	$12,344	$13,920	$14,402	$14,013
3/31/2023	$12,679	$14,261	$14,768	$14,360
4/30/2023	$12,832	$14,508	$15,036	$14,765
5/31/2023	$12,382	$13,980	$14,504	$14,141
6/30/2023	$12,965	$14,608	$15,163	$14,784
7/31/2023	$13,204	$15,202	$15,784	$15,263
8/31/2023	$12,774	$14,515	$15,074	$14,678
9/30/2023	$12,220	$14,057	$14,605	$14,176
10/31/2023	$11,770	$13,477	$14,005	$13,602
11/30/2023	$12,726	$14,690	$15,268	$14,864
12/31/2023	$13,257	$15,428	$16,039	$15,654
1/31/2024	$13,334	$15,275	$15,882	$15,744
2/29/2024	$14,055	$15,661	$16,287	$16,032
3/31/2024	$14,660	$16,151	$16,811	$16,559
4/30/2024	$14,199	$15,861	$16,523	$16,135
5/31/2024	$14,823	$16,321	$17,018	$16,760
6/30/2024	$14,775	$16,306	$17,008	$16,490
7/31/2024	$15,025	$16,683	$17,407	$16,974
8/31/2024	$15,409	$17,158	$17,907	$17,525
9/30/2024	$15,582	$17,621	$18,397	$17,687
10/31/2024	$14,843	$16,756	$17,504	$16,725
11/30/2024	$14,823	$16,605	$17,348	$16,631
12/31/2024	$14,382	$16,282	$17,017	$16,252
1/31/2025	$15,086	$16,938	$17,705	$17,106
2/28/2025	$15,453	$17,173	$17,954	$17,438
3/31/2025	$15,404	$17,134	$17,929	$17,368
4/30/2025	$15,979	$17,753	$18,591	$18,163
5/31/2025	$16,743	$18,566	$19,462	$18,994
6/30/2025	$17,398	$19,196	$20,133	$19,413
7/31/2025	$17,080	$19,141	$20,082	$19,140
8/31/2025	$17,487	$19,805	$20,792	$19,956
9/30/2025	$17,993	$20,519	$21,549	$20,338
10/31/2025	$18,310	$20,933	$21,988	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	23.36%	10.33%	6.24%
Class C with sales charge	22.36%	10.33%	6.24%
MSCI ACWI Ex USA Index with Net Dividends	24.93%	11.18%	7.67%
MSCI ACWI Ex USA Index with Gross Dividends	25.62%	11.75%	8.20%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 500,838,825
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 1,747,585
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$500,838,825
# of Portfolio Holdings	108
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,747,585

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.35%
Consumer Discretionary	9.26%
Consumer Staples	5.59%
Energy	3.30%
Financials	22.50%
Health Care	7.47%
Industrials	19.78%
Information Technology	16.09%
Materials	5.62%
Real Estate	0.65%
Utilities	1.40%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	0.56%
Time DepositsFootnote Reference(a)	0.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054928
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class F
Trading Symbol	LICFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$85	0.76%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 24.52%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 24.93% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation Commerzbank AG.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Brunello Cucinelli S.p.A. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Xiaomi Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,865	$9,793	$9,795	$9,844
12/31/2015	$9,733	$9,609	$9,613	$9,712
1/31/2016	$9,264	$8,955	$8,961	$9,009
2/29/2016	$8,964	$8,853	$8,861	$8,844
3/31/2016	$9,450	$9,573	$9,588	$9,420
4/30/2016	$9,506	$9,825	$9,849	$9,693
5/31/2016	$9,555	$9,659	$9,692	$9,605
6/30/2016	$9,183	$9,511	$9,549	$9,282
7/31/2016	$9,684	$9,981	$10,024	$9,753
8/31/2016	$9,741	$10,045	$10,089	$9,760
9/30/2016	$9,838	$10,168	$10,218	$9,879
10/31/2016	$9,676	$10,022	$10,072	$9,677
11/30/2016	$9,304	$9,791	$9,840	$9,485
12/31/2016	$9,581	$10,041	$10,095	$9,809
1/31/2017	$9,846	$10,396	$10,454	$10,093
2/28/2017	$9,896	$10,562	$10,622	$10,238
3/31/2017	$10,136	$10,830	$10,901	$10,520
4/30/2017	$10,434	$11,062	$11,141	$10,787
5/31/2017	$10,675	$11,421	$11,514	$11,183
6/30/2017	$10,683	$11,456	$11,555	$11,163
7/31/2017	$11,089	$11,879	$11,984	$11,485
8/31/2017	$11,180	$11,941	$12,049	$11,481
9/30/2017	$11,479	$12,162	$12,277	$11,767
10/31/2017	$11,628	$12,391	$12,509	$11,945
11/30/2017	$11,843	$12,492	$12,613	$12,071
12/31/2017	$12,003	$12,771	$12,899	$12,265
1/31/2018	$12,655	$13,482	$13,618	$12,880
2/28/2018	$11,953	$12,847	$12,978	$12,298
3/31/2018	$11,893	$12,620	$12,760	$12,077
4/30/2018	$11,953	$12,821	$12,974	$12,352
5/31/2018	$11,665	$12,525	$12,688	$12,075
6/30/2018	$11,284	$12,290	$12,454	$11,927
7/31/2018	$11,445	$12,584	$12,756	$12,221
8/31/2018	$11,343	$12,321	$12,492	$11,985
9/30/2018	$11,335	$12,377	$12,554	$12,089
10/31/2018	$10,260	$11,370	$11,534	$11,127
11/30/2018	$10,285	$11,478	$11,645	$11,113
12/31/2018	$9,845	$10,958	$11,122	$10,573
1/31/2019	$10,451	$11,786	$11,964	$11,268
2/28/2019	$10,659	$12,016	$12,200	$11,555
3/31/2019	$10,789	$12,088	$12,283	$11,628
4/30/2019	$11,092	$12,407	$12,616	$11,955
5/31/2019	$10,529	$11,742	$11,953	$11,381
6/30/2019	$11,274	$12,448	$12,679	$12,056
7/31/2019	$11,006	$12,298	$12,529	$11,903
8/31/2019	$10,850	$11,918	$12,145	$11,595
9/30/2019	$10,997	$12,225	$12,463	$11,927
10/31/2019	$11,378	$12,651	$12,900	$12,356
11/30/2019	$11,474	$12,763	$13,016	$12,495
12/31/2019	$11,976	$13,316	$13,583	$12,901
1/31/2020	$11,580	$12,958	$13,220	$12,631
2/29/2020	$10,875	$11,933	$12,177	$11,490
3/31/2020	$9,361	$10,206	$10,423	$9,956
4/30/2020	$10,030	$10,979	$11,220	$10,599
5/31/2020	$10,409	$11,338	$11,593	$11,061
6/30/2020	$11,069	$11,850	$12,122	$11,437
7/31/2020	$11,659	$12,379	$12,668	$11,704
8/31/2020	$12,108	$12,909	$13,213	$12,306
9/30/2020	$11,950	$12,592	$12,893	$11,986
10/31/2020	$11,765	$12,321	$12,618	$11,507
11/30/2020	$13,200	$13,978	$14,317	$13,291
12/31/2020	$14,022	$14,734	$15,095	$13,909
1/31/2021	$13,932	$14,766	$15,130	$13,761
2/28/2021	$14,262	$15,058	$15,432	$14,070
3/31/2021	$14,432	$15,248	$15,638	$14,393
4/30/2021	$14,931	$15,698	$16,108	$14,826
5/31/2021	$15,519	$16,189	$16,623	$15,310
6/30/2021	$15,305	$16,083	$16,521	$15,137
7/31/2021	$15,448	$15,819	$16,253	$15,251
8/31/2021	$15,787	$16,119	$16,565	$15,520
9/30/2021	$15,163	$15,603	$16,045	$15,070
10/31/2021	$15,697	$15,975	$16,432	$15,441
11/30/2021	$15,056	$15,256	$15,694	$14,722
12/31/2021	$15,703	$15,887	$16,347	$15,476
1/31/2022	$14,935	$15,301	$15,746	$14,728
2/28/2022	$14,289	$14,998	$15,437	$14,468
3/31/2022	$14,198	$15,022	$15,475	$14,561
4/30/2022	$13,289	$14,079	$14,513	$13,619
5/31/2022	$13,401	$14,180	$14,632	$13,721
6/30/2022	$12,360	$12,960	$13,379	$12,448
7/31/2022	$12,815	$13,404	$13,842	$13,068
8/31/2022	$12,259	$12,973	$13,401	$12,447
9/30/2022	$11,179	$11,676	$12,068	$11,283
10/31/2022	$11,684	$12,025	$12,431	$11,889
11/30/2022	$13,138	$13,445	$13,900	$13,229
12/31/2022	$12,754	$13,344	$13,802	$13,239
1/31/2023	$13,827	$14,426	$14,924	$14,311
2/28/2023	$13,249	$13,920	$14,402	$14,013
3/31/2023	$13,620	$14,261	$14,768	$14,360
4/30/2023	$13,796	$14,508	$15,036	$14,765
5/31/2023	$13,332	$13,980	$14,504	$14,141
6/30/2023	$13,961	$14,608	$15,163	$14,784
7/31/2023	$14,229	$15,202	$15,784	$15,263
8/31/2023	$13,786	$14,515	$15,074	$14,678
9/30/2023	$13,197	$14,057	$14,605	$14,176
10/31/2023	$12,723	$13,477	$14,005	$13,602
11/30/2023	$13,765	$14,690	$15,268	$14,864
12/31/2023	$14,352	$15,428	$16,039	$15,654
1/31/2024	$14,436	$15,275	$15,882	$15,744
2/29/2024	$15,225	$15,661	$16,287	$16,032
3/31/2024	$15,898	$16,151	$16,811	$16,559
4/30/2024	$15,414	$15,861	$16,523	$16,135
5/31/2024	$16,108	$16,321	$17,018	$16,760
6/30/2024	$16,056	$16,306	$17,008	$16,490
7/31/2024	$16,350	$16,683	$17,407	$16,974
8/31/2024	$16,781	$17,158	$17,907	$17,525
9/30/2024	$16,981	$17,621	$18,397	$17,687
10/31/2024	$16,182	$16,756	$17,504	$16,725
11/30/2024	$16,182	$16,605	$17,348	$16,631
12/31/2024	$15,705	$16,282	$17,017	$16,252
1/31/2025	$16,484	$16,938	$17,705	$17,106
2/28/2025	$16,890	$17,173	$17,954	$17,438
3/31/2025	$16,857	$17,134	$17,929	$17,368
4/30/2025	$17,504	$17,753	$18,591	$18,163
5/31/2025	$18,360	$18,566	$19,462	$18,994
6/30/2025	$19,085	$19,196	$20,133	$19,413
7/31/2025	$18,745	$19,141	$20,082	$19,140
8/31/2025	$19,216	$19,805	$20,792	$19,956
9/30/2025	$19,776	$20,519	$21,549	$20,338
10/31/2025	$20,149	$20,933	$21,988	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	24.52%	11.36%	7.26%
MSCI ACWI Ex USA Index with Net Dividends	24.93%	11.18%	7.67%
MSCI ACWI Ex USA Index with Gross Dividends	25.62%	11.75%	8.20%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 500,838,825
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 1,747,585
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$500,838,825
# of Portfolio Holdings	108
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,747,585

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.35%
Consumer Discretionary	9.26%
Consumer Staples	5.59%
Energy	3.30%
Financials	22.50%
Health Care	7.47%
Industrials	19.78%
Information Technology	16.09%
Materials	5.62%
Real Estate	0.65%
Utilities	1.40%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	0.56%
Time DepositsFootnote Reference(a)	0.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000184533
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class F3
Trading Symbol	LICOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$67	0.60%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 24.64%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 24.93% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation Commerzbank AG.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Brunello Cucinelli S.p.A. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Xiaomi Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,357	$10,221	$10,227	$10,290
5/31/2017	$10,600	$10,553	$10,569	$10,668
6/30/2017	$10,608	$10,585	$10,607	$10,649
7/31/2017	$11,013	$10,976	$11,000	$10,956
8/31/2017	$11,102	$11,033	$11,060	$10,952
9/30/2017	$11,402	$11,238	$11,270	$11,225
10/31/2017	$11,548	$11,450	$11,483	$11,395
11/30/2017	$11,775	$11,542	$11,578	$11,515
12/31/2017	$11,937	$11,800	$11,840	$11,700
1/31/2018	$12,583	$12,458	$12,501	$12,287
2/28/2018	$11,887	$11,870	$11,914	$11,732
3/31/2018	$11,821	$11,661	$11,713	$11,521
4/30/2018	$11,887	$11,847	$11,910	$11,784
5/31/2018	$11,598	$11,573	$11,647	$11,519
6/30/2018	$11,225	$11,356	$11,433	$11,378
7/31/2018	$11,382	$11,627	$11,710	$11,658
8/31/2018	$11,283	$11,384	$11,467	$11,433
9/30/2018	$11,274	$11,436	$11,524	$11,532
10/31/2018	$10,206	$10,506	$10,588	$10,614
11/30/2018	$10,231	$10,605	$10,690	$10,601
12/31/2018	$9,796	$10,125	$10,210	$10,086
1/31/2019	$10,399	$10,890	$10,983	$10,749
2/28/2019	$10,603	$11,103	$11,199	$11,023
3/31/2019	$10,739	$11,169	$11,275	$11,093
4/30/2019	$11,044	$11,464	$11,581	$11,405
5/31/2019	$10,484	$10,849	$10,972	$10,857
6/30/2019	$11,222	$11,502	$11,638	$11,501
7/31/2019	$10,968	$11,363	$11,501	$11,355
8/31/2019	$10,806	$11,012	$11,148	$11,061
9/30/2019	$10,959	$11,295	$11,441	$11,378
10/31/2019	$11,341	$11,690	$11,842	$11,786
11/30/2019	$11,435	$11,793	$11,948	$11,919
12/31/2019	$11,931	$12,303	$12,469	$12,307
1/31/2020	$11,543	$11,973	$12,136	$12,050
2/29/2020	$10,844	$11,026	$11,178	$10,960
3/31/2020	$9,333	$9,430	$9,568	$9,498
4/30/2020	$9,998	$10,144	$10,300	$10,111
5/31/2020	$10,377	$10,476	$10,642	$10,551
6/30/2020	$11,034	$10,950	$11,127	$10,911
7/31/2020	$11,629	$11,438	$11,629	$11,165
8/31/2020	$12,078	$11,928	$12,129	$11,739
9/30/2020	$11,914	$11,635	$11,835	$11,434
10/31/2020	$11,742	$11,384	$11,583	$10,977
11/30/2020	$13,166	$12,916	$13,142	$12,679
12/31/2020	$13,994	$13,614	$13,856	$13,269
1/31/2021	$13,898	$13,644	$13,889	$13,127
2/28/2021	$14,239	$13,914	$14,166	$13,422
3/31/2021	$14,397	$14,089	$14,355	$13,730
4/30/2021	$14,904	$14,504	$14,786	$14,143
5/31/2021	$15,491	$14,958	$15,259	$14,605
6/30/2021	$15,281	$14,861	$15,165	$14,440
7/31/2021	$15,421	$14,616	$14,920	$14,549
8/31/2021	$15,762	$14,894	$15,206	$14,806
9/30/2021	$15,141	$14,417	$14,729	$14,376
10/31/2021	$15,683	$14,761	$15,084	$14,729
11/30/2021	$15,036	$14,096	$14,407	$14,044
12/31/2021	$15,685	$14,679	$15,006	$14,763
1/31/2022	$14,923	$14,138	$14,454	$14,050
2/28/2022	$14,279	$13,858	$14,170	$13,801
3/31/2022	$14,190	$13,880	$14,205	$13,890
4/30/2022	$13,289	$13,009	$13,322	$12,991
5/31/2022	$13,388	$13,102	$13,431	$13,089
6/30/2022	$12,358	$11,975	$12,282	$11,874
7/31/2022	$12,814	$12,385	$12,707	$12,466
8/31/2022	$12,259	$11,987	$12,301	$11,874
9/30/2022	$11,180	$10,789	$11,078	$10,763
10/31/2022	$11,685	$11,111	$11,411	$11,342
11/30/2022	$13,140	$12,423	$12,760	$12,619
12/31/2022	$12,765	$12,330	$12,670	$12,630
1/31/2023	$13,839	$13,330	$13,699	$13,652
2/28/2023	$13,261	$12,862	$13,220	$13,367
3/31/2023	$13,636	$13,177	$13,557	$13,699
4/30/2023	$13,818	$13,405	$13,803	$14,085
5/31/2023	$13,342	$12,918	$13,314	$13,489
6/30/2023	$13,980	$13,498	$13,919	$14,103
7/31/2023	$14,254	$14,046	$14,489	$14,560
8/31/2023	$13,808	$13,412	$13,838	$14,002
9/30/2023	$13,221	$12,988	$13,407	$13,523
10/31/2023	$12,744	$12,452	$12,856	$12,975
11/30/2023	$13,788	$13,573	$14,015	$14,180
12/31/2023	$14,376	$14,255	$14,723	$14,933
1/31/2024	$14,469	$14,114	$14,579	$15,019
2/29/2024	$15,264	$14,471	$14,951	$15,294
3/31/2024	$15,936	$14,923	$15,432	$15,797
4/30/2024	$15,461	$14,656	$15,167	$15,392
5/31/2024	$16,153	$15,081	$15,622	$15,988
6/30/2024	$16,101	$15,067	$15,613	$15,730
7/31/2024	$16,401	$15,415	$15,979	$16,192
8/31/2024	$16,835	$15,854	$16,438	$16,718
9/30/2024	$17,042	$16,281	$16,888	$16,873
10/31/2024	$16,246	$15,482	$16,067	$15,955
11/30/2024	$16,236	$15,342	$15,925	$15,865
12/31/2024	$15,773	$15,044	$15,620	$15,504
1/31/2025	$16,549	$15,650	$16,253	$16,319
2/28/2025	$16,970	$15,867	$16,481	$16,635
3/31/2025	$16,927	$15,832	$16,458	$16,568
4/30/2025	$17,574	$16,403	$17,065	$17,327
5/31/2025	$18,437	$17,154	$17,866	$18,120
6/30/2025	$19,171	$17,737	$18,482	$18,519
7/31/2025	$18,836	$17,686	$18,434	$18,259
8/31/2025	$19,311	$18,300	$19,086	$19,037
9/30/2025	$19,883	$18,959	$19,781	$19,402
10/31/2025	$20,250	$19,342	$20,184	$19,630

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	24.64%	11.52%	8.58%
MSCI ACWI Ex USA Index with Net Dividends	24.93%	11.18%	8.00%
MSCI ACWI Ex USA Index with Gross Dividends	25.62%	11.75%	8.53%
MSCI EAFE Net Index	23.03%	12.33%	8.18%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 500,838,825
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 1,747,585
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$500,838,825
# of Portfolio Holdings	108
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,747,585

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.35%
Consumer Discretionary	9.26%
Consumer Staples	5.59%
Energy	3.30%
Financials	22.50%
Health Care	7.47%
Industrials	19.78%
Information Technology	16.09%
Materials	5.62%
Real Estate	0.65%
Utilities	1.40%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	0.56%
Time DepositsFootnote Reference(a)	0.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019529
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class I
Trading Symbol	LICYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.66%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 24.60%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 24.93% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation Commerzbank AG.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Brunello Cucinelli S.p.A. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Xiaomi Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,866	$9,793	$9,795	$9,844
12/31/2015	$9,732	$9,609	$9,613	$9,712
1/31/2016	$9,261	$8,955	$8,961	$9,009
2/29/2016	$8,966	$8,853	$8,861	$8,844
3/31/2016	$9,453	$9,573	$9,588	$9,420
4/30/2016	$9,509	$9,825	$9,849	$9,693
5/31/2016	$9,557	$9,659	$9,692	$9,605
6/30/2016	$9,190	$9,511	$9,549	$9,282
7/31/2016	$9,693	$9,981	$10,024	$9,753
8/31/2016	$9,748	$10,045	$10,089	$9,760
9/30/2016	$9,844	$10,168	$10,218	$9,879
10/31/2016	$9,685	$10,022	$10,072	$9,677
11/30/2016	$9,309	$9,791	$9,840	$9,485
12/31/2016	$9,584	$10,041	$10,095	$9,809
1/31/2017	$9,854	$10,396	$10,454	$10,093
2/28/2017	$9,903	$10,562	$10,622	$10,238
3/31/2017	$10,149	$10,830	$10,901	$10,520
4/30/2017	$10,444	$11,062	$11,141	$10,787
5/31/2017	$10,689	$11,421	$11,514	$11,183
6/30/2017	$10,697	$11,456	$11,555	$11,163
7/31/2017	$11,106	$11,879	$11,984	$11,485
8/31/2017	$11,197	$11,941	$12,049	$11,481
9/30/2017	$11,499	$12,162	$12,277	$11,767
10/31/2017	$11,647	$12,391	$12,509	$11,945
11/30/2017	$11,868	$12,492	$12,613	$12,071
12/31/2017	$12,030	$12,771	$12,899	$12,265
1/31/2018	$12,683	$13,482	$13,618	$12,880
2/28/2018	$11,980	$12,847	$12,978	$12,298
3/31/2018	$11,921	$12,620	$12,760	$12,077
4/30/2018	$11,980	$12,821	$12,974	$12,352
5/31/2018	$11,696	$12,525	$12,688	$12,075
6/30/2018	$11,319	$12,290	$12,454	$11,927
7/31/2018	$11,470	$12,584	$12,756	$12,221
8/31/2018	$11,378	$12,321	$12,492	$11,985
9/30/2018	$11,369	$12,377	$12,554	$12,089
10/31/2018	$10,290	$11,370	$11,534	$11,127
11/30/2018	$10,315	$11,478	$11,645	$11,113
12/31/2018	$9,875	$10,958	$11,122	$10,573
1/31/2019	$10,483	$11,786	$11,964	$11,268
2/28/2019	$10,689	$12,016	$12,200	$11,555
3/31/2019	$10,826	$12,088	$12,283	$11,628
4/30/2019	$11,135	$12,407	$12,616	$11,955
5/31/2019	$10,569	$11,742	$11,953	$11,381
6/30/2019	$11,315	$12,448	$12,679	$12,056
7/31/2019	$11,049	$12,298	$12,529	$11,903
8/31/2019	$10,895	$11,918	$12,145	$11,595
9/30/2019	$11,041	$12,225	$12,463	$11,927
10/31/2019	$11,426	$12,651	$12,900	$12,356
11/30/2019	$11,521	$12,763	$13,016	$12,495
12/31/2019	$12,021	$13,316	$13,583	$12,901
1/31/2020	$11,628	$12,958	$13,220	$12,631
2/29/2020	$10,922	$11,933	$12,177	$11,490
3/31/2020	$9,405	$10,206	$10,423	$9,956
4/30/2020	$10,077	$10,979	$11,220	$10,599
5/31/2020	$10,460	$11,338	$11,593	$11,061
6/30/2020	$11,123	$11,850	$12,122	$11,437
7/31/2020	$11,715	$12,379	$12,668	$11,704
8/31/2020	$12,169	$12,909	$13,213	$12,306
9/30/2020	$12,012	$12,592	$12,893	$11,986
10/31/2020	$11,829	$12,321	$12,618	$11,507
11/30/2020	$13,267	$13,978	$14,317	$13,291
12/31/2020	$14,101	$14,734	$15,095	$13,909
1/31/2021	$14,004	$14,766	$15,130	$13,761
2/28/2021	$14,339	$15,058	$15,432	$14,070
3/31/2021	$14,507	$15,248	$15,638	$14,393
4/30/2021	$15,011	$15,698	$16,108	$14,826
5/31/2021	$15,603	$16,189	$16,623	$15,310
6/30/2021	$15,391	$16,083	$16,521	$15,137
7/31/2021	$15,532	$15,819	$16,253	$15,251
8/31/2021	$15,877	$16,119	$16,565	$15,520
9/30/2021	$15,258	$15,603	$16,045	$15,070
10/31/2021	$15,797	$15,975	$16,432	$15,441
11/30/2021	$15,143	$15,256	$15,694	$14,722
12/31/2021	$15,796	$15,887	$16,347	$15,476
1/31/2022	$15,026	$15,301	$15,746	$14,728
2/28/2022	$14,376	$14,998	$15,437	$14,468
3/31/2022	$14,296	$15,022	$15,475	$14,561
4/30/2022	$13,376	$14,079	$14,513	$13,619
5/31/2022	$13,486	$14,180	$14,632	$13,721
6/30/2022	$12,447	$12,960	$13,379	$12,448
7/31/2022	$12,907	$13,404	$13,842	$13,068
8/31/2022	$12,347	$12,973	$13,401	$12,447
9/30/2022	$11,257	$11,676	$12,068	$11,283
10/31/2022	$11,767	$12,025	$12,431	$11,889
11/30/2022	$13,236	$13,445	$13,900	$13,229
12/31/2022	$12,854	$13,344	$13,802	$13,239
1/31/2023	$13,938	$14,426	$14,924	$14,311
2/28/2023	$13,355	$13,920	$14,402	$14,013
3/31/2023	$13,733	$14,261	$14,768	$14,360
4/30/2023	$13,907	$14,508	$15,036	$14,765
5/31/2023	$13,437	$13,980	$14,504	$14,141
6/30/2023	$14,071	$14,608	$15,163	$14,784
7/31/2023	$14,347	$15,202	$15,784	$15,263
8/31/2023	$13,897	$14,515	$15,074	$14,678
9/30/2023	$13,304	$14,057	$14,605	$14,176
10/31/2023	$12,823	$13,477	$14,005	$13,602
11/30/2023	$13,877	$14,690	$15,268	$14,864
12/31/2023	$14,467	$15,428	$16,039	$15,654
1/31/2024	$14,561	$15,275	$15,882	$15,744
2/29/2024	$15,354	$15,661	$16,287	$16,032
3/31/2024	$16,032	$16,151	$16,811	$16,559
4/30/2024	$15,552	$15,861	$16,523	$16,135
5/31/2024	$16,251	$16,321	$17,018	$16,760
6/30/2024	$16,199	$16,306	$17,008	$16,490
7/31/2024	$16,491	$16,683	$17,407	$16,974
8/31/2024	$16,929	$17,158	$17,907	$17,525
9/30/2024	$17,138	$17,621	$18,397	$17,687
10/31/2024	$16,335	$16,756	$17,504	$16,725
11/30/2024	$16,335	$16,605	$17,348	$16,631
12/31/2024	$15,856	$16,282	$17,017	$16,252
1/31/2025	$16,640	$16,938	$17,705	$17,106
2/28/2025	$17,054	$17,173	$17,954	$17,438
3/31/2025	$17,021	$17,134	$17,929	$17,368
4/30/2025	$17,675	$17,753	$18,591	$18,163
5/31/2025	$18,535	$18,566	$19,462	$18,994
6/30/2025	$19,275	$19,196	$20,133	$19,413
7/31/2025	$18,938	$19,141	$20,082	$19,140
8/31/2025	$19,406	$19,805	$20,792	$19,956
9/30/2025	$19,983	$20,519	$21,549	$20,338
10/31/2025	$20,354	$20,933	$21,988	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	24.60%	11.47%	7.37%
MSCI ACWI Ex USA Index with Net Dividends	24.93%	11.18%	7.67%
MSCI ACWI Ex USA Index with Gross Dividends	25.62%	11.75%	8.20%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 500,838,825
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 1,747,585
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$500,838,825
# of Portfolio Holdings	108
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,747,585

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.35%
Consumer Discretionary	9.26%
Consumer Staples	5.59%
Energy	3.30%
Financials	22.50%
Health Care	7.47%
Industrials	19.78%
Information Technology	16.09%
Materials	5.62%
Real Estate	0.65%
Utilities	1.40%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	0.56%
Time DepositsFootnote Reference(a)	0.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019528
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class P
Trading Symbol	LICPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$122	1.09%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 24.06%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 24.93% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation Commerzbank AG.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Brunello Cucinelli S.p.A. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Xiaomi Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class P	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,865	$9,793	$9,795	$9,844
12/31/2015	$9,723	$9,609	$9,613	$9,712
1/31/2016	$9,251	$8,955	$8,961	$9,009
2/29/2016	$8,946	$8,853	$8,861	$8,844
3/31/2016	$9,435	$9,573	$9,588	$9,420
4/30/2016	$9,483	$9,825	$9,849	$9,693
5/31/2016	$9,531	$9,659	$9,692	$9,605
6/30/2016	$9,154	$9,511	$9,549	$9,282
7/31/2016	$9,651	$9,981	$10,024	$9,753
8/31/2016	$9,707	$10,045	$10,089	$9,760
9/30/2016	$9,795	$10,168	$10,218	$9,879
10/31/2016	$9,635	$10,022	$10,072	$9,677
11/30/2016	$9,259	$9,791	$9,840	$9,485
12/31/2016	$9,528	$10,041	$10,095	$9,809
1/31/2017	$9,790	$10,396	$10,454	$10,093
2/28/2017	$9,839	$10,562	$10,622	$10,238
3/31/2017	$10,068	$10,830	$10,901	$10,520
4/30/2017	$10,362	$11,062	$11,141	$10,787
5/31/2017	$10,599	$11,421	$11,514	$11,183
6/30/2017	$10,599	$11,456	$11,555	$11,163
7/31/2017	$10,999	$11,879	$11,984	$11,485
8/31/2017	$11,089	$11,941	$12,049	$11,481
9/30/2017	$11,383	$12,162	$12,277	$11,767
10/31/2017	$11,522	$12,391	$12,509	$11,945
11/30/2017	$11,735	$12,492	$12,613	$12,071
12/31/2017	$11,895	$12,771	$12,899	$12,265
1/31/2018	$12,535	$13,482	$13,618	$12,880
2/28/2018	$11,828	$12,847	$12,978	$12,298
3/31/2018	$11,762	$12,620	$12,760	$12,077
4/30/2018	$11,820	$12,821	$12,974	$12,352
5/31/2018	$11,529	$12,525	$12,688	$12,075
6/30/2018	$11,155	$12,290	$12,454	$11,927
7/31/2018	$11,304	$12,584	$12,756	$12,221
8/31/2018	$11,204	$12,321	$12,492	$11,985
9/30/2018	$11,188	$12,377	$12,554	$12,089
10/31/2018	$10,123	$11,370	$11,534	$11,127
11/30/2018	$10,148	$11,478	$11,645	$11,113
12/31/2018	$9,703	$10,958	$11,122	$10,573
1/31/2019	$10,305	$11,786	$11,964	$11,268
2/28/2019	$10,500	$12,016	$12,200	$11,555
3/31/2019	$10,627	$12,088	$12,283	$11,628
4/30/2019	$10,924	$12,407	$12,616	$11,955
5/31/2019	$10,373	$11,742	$11,953	$11,381
6/30/2019	$11,093	$12,448	$12,679	$12,056
7/31/2019	$10,830	$12,298	$12,529	$11,903
8/31/2019	$10,669	$11,918	$12,145	$11,595
9/30/2019	$10,813	$12,225	$12,463	$11,927
10/31/2019	$11,186	$12,651	$12,900	$12,356
11/30/2019	$11,280	$12,763	$13,016	$12,495
12/31/2019	$11,757	$13,316	$13,583	$12,901
1/31/2020	$11,371	$12,958	$13,220	$12,631
2/29/2020	$10,676	$11,933	$12,177	$11,490
3/31/2020	$9,183	$10,206	$10,423	$9,956
4/30/2020	$9,844	$10,979	$11,220	$10,599
5/31/2020	$10,204	$11,338	$11,593	$11,061
6/30/2020	$10,848	$11,850	$12,122	$11,437
7/31/2020	$11,423	$12,379	$12,668	$11,704
8/31/2020	$11,860	$12,909	$13,213	$12,306
9/30/2020	$11,697	$12,592	$12,893	$11,986
10/31/2020	$11,517	$12,321	$12,618	$11,507
11/30/2020	$12,916	$13,978	$14,317	$13,291
12/31/2020	$13,723	$14,734	$15,095	$13,909
1/31/2021	$13,619	$14,766	$15,130	$13,761
2/28/2021	$13,948	$15,058	$15,432	$14,070
3/31/2021	$14,104	$15,248	$15,638	$14,393
4/30/2021	$14,588	$15,698	$16,108	$14,826
5/31/2021	$15,151	$16,189	$16,623	$15,310
6/30/2021	$14,943	$16,083	$16,521	$15,137
7/31/2021	$15,073	$15,819	$16,253	$15,251
8/31/2021	$15,401	$16,119	$16,565	$15,520
9/30/2021	$14,787	$15,603	$16,045	$15,070
10/31/2021	$15,306	$15,975	$16,432	$15,441
11/30/2021	$14,666	$15,256	$15,694	$14,722
12/31/2021	$15,293	$15,887	$16,347	$15,476
1/31/2022	$14,542	$15,301	$15,746	$14,728
2/28/2022	$13,908	$14,998	$15,437	$14,468
3/31/2022	$13,821	$15,022	$15,475	$14,561
4/30/2022	$12,933	$14,079	$14,513	$13,619
5/31/2022	$13,031	$14,180	$14,632	$13,721
6/30/2022	$12,016	$12,960	$13,379	$12,448
7/31/2022	$12,455	$13,404	$13,842	$13,068
8/31/2022	$11,919	$12,973	$13,401	$12,447
9/30/2022	$10,856	$11,676	$12,068	$11,283
10/31/2022	$11,343	$12,025	$12,431	$11,889
11/30/2022	$12,748	$13,445	$13,900	$13,229
12/31/2022	$12,375	$13,344	$13,802	$13,239
1/31/2023	$13,417	$14,426	$14,924	$14,311
2/28/2023	$12,851	$13,920	$14,402	$14,013
3/31/2023	$13,209	$14,261	$14,768	$14,360
4/30/2023	$13,378	$14,508	$15,036	$14,765
5/31/2023	$12,921	$13,980	$14,504	$14,141
6/30/2023	$13,527	$14,608	$15,163	$14,784
7/31/2023	$13,785	$15,202	$15,784	$15,263
8/31/2023	$13,348	$14,515	$15,074	$14,678
9/30/2023	$12,772	$14,057	$14,605	$14,176
10/31/2023	$12,315	$13,477	$14,005	$13,602
11/30/2023	$13,318	$14,690	$15,268	$14,864
12/31/2023	$13,881	$15,428	$16,039	$15,654
1/31/2024	$13,962	$15,275	$15,882	$15,744
2/29/2024	$14,718	$15,661	$16,287	$16,032
3/31/2024	$15,364	$16,151	$16,811	$16,559
4/30/2024	$14,890	$15,861	$16,523	$16,135
5/31/2024	$15,556	$16,321	$17,018	$16,760
6/30/2024	$15,505	$16,306	$17,008	$16,490
7/31/2024	$15,778	$16,683	$17,407	$16,974
8/31/2024	$16,191	$17,158	$17,907	$17,525
9/30/2024	$16,383	$17,621	$18,397	$17,687
10/31/2024	$15,616	$16,756	$17,504	$16,725
11/30/2024	$15,606	$16,605	$17,348	$16,631
12/31/2024	$15,147	$16,282	$17,017	$16,252
1/31/2025	$15,891	$16,938	$17,705	$17,106
2/28/2025	$16,280	$17,173	$17,954	$17,438
3/31/2025	$16,238	$17,134	$17,929	$17,368
4/30/2025	$16,856	$17,753	$18,591	$18,163
5/31/2025	$17,675	$18,566	$19,462	$18,994
6/30/2025	$18,367	$19,196	$20,133	$19,413
7/31/2025	$18,042	$19,141	$20,082	$19,140
8/31/2025	$18,482	$19,805	$20,792	$19,956
9/30/2025	$19,028	$20,519	$21,549	$20,338
10/31/2025	$19,374	$20,933	$21,988	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P at NAV	24.06%	10.96%	6.84%
MSCI ACWI Ex USA Index with Net Dividends	24.93%	11.18%	7.67%
MSCI ACWI Ex USA Index with Gross Dividends	25.62%	11.75%	8.20%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 500,838,825
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 1,747,585
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$500,838,825
# of Portfolio Holdings	108
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,747,585

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.35%
Consumer Discretionary	9.26%
Consumer Staples	5.59%
Energy	3.30%
Financials	22.50%
Health Care	7.47%
Industrials	19.78%
Information Technology	16.09%
Materials	5.62%
Real Estate	0.65%
Utilities	1.40%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	0.56%
Time DepositsFootnote Reference(a)	0.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054929
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class R2
Trading Symbol	LICQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$141	1.26%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 23.87%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 24.93% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation Commerzbank AG.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Brunello Cucinelli S.p.A. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Xiaomi Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,857	$9,793	$9,795	$9,844
12/31/2015	$9,711	$9,609	$9,613	$9,712
1/31/2016	$9,246	$8,955	$8,961	$9,009
2/29/2016	$8,941	$8,853	$8,861	$8,844
3/31/2016	$9,423	$9,573	$9,588	$9,420
4/30/2016	$9,471	$9,825	$9,849	$9,693
5/31/2016	$9,519	$9,659	$9,692	$9,605
6/30/2016	$9,142	$9,511	$9,549	$9,282
7/31/2016	$9,639	$9,981	$10,024	$9,753
8/31/2016	$9,687	$10,045	$10,089	$9,760
9/30/2016	$9,775	$10,168	$10,218	$9,879
10/31/2016	$9,615	$10,022	$10,072	$9,677
11/30/2016	$9,238	$9,791	$9,840	$9,485
12/31/2016	$9,503	$10,041	$10,095	$9,809
1/31/2017	$9,764	$10,396	$10,454	$10,093
2/28/2017	$9,813	$10,562	$10,622	$10,238
3/31/2017	$10,042	$10,830	$10,901	$10,520
4/30/2017	$10,328	$11,062	$11,141	$10,787
5/31/2017	$10,565	$11,421	$11,514	$11,183
6/30/2017	$10,565	$11,456	$11,555	$11,163
7/31/2017	$10,965	$11,879	$11,984	$11,485
8/31/2017	$11,047	$11,941	$12,049	$11,481
9/30/2017	$11,341	$12,162	$12,277	$11,767
10/31/2017	$11,480	$12,391	$12,509	$11,945
11/30/2017	$11,693	$12,492	$12,613	$12,071
12/31/2017	$11,846	$12,771	$12,899	$12,265
1/31/2018	$12,477	$13,482	$13,618	$12,880
2/28/2018	$11,780	$12,847	$12,978	$12,298
3/31/2018	$11,714	$12,620	$12,760	$12,077
4/30/2018	$11,772	$12,821	$12,974	$12,352
5/31/2018	$11,473	$12,525	$12,688	$12,075
6/30/2018	$11,099	$12,290	$12,454	$11,927
7/31/2018	$11,249	$12,584	$12,756	$12,221
8/31/2018	$11,149	$12,321	$12,492	$11,985
9/30/2018	$11,133	$12,377	$12,554	$12,089
10/31/2018	$10,070	$11,370	$11,534	$11,127
11/30/2018	$10,095	$11,478	$11,645	$11,113
12/31/2018	$9,649	$10,958	$11,122	$10,573
1/31/2019	$10,248	$11,786	$11,964	$11,268
2/28/2019	$10,442	$12,016	$12,200	$11,555
3/31/2019	$10,569	$12,088	$12,283	$11,628
4/30/2019	$10,864	$12,407	$12,616	$11,955
5/31/2019	$10,307	$11,742	$11,953	$11,381
6/30/2019	$11,024	$12,448	$12,679	$12,056
7/31/2019	$10,763	$12,298	$12,529	$11,903
8/31/2019	$10,603	$11,918	$12,145	$11,595
9/30/2019	$10,746	$12,225	$12,463	$11,927
10/31/2019	$11,109	$12,651	$12,900	$12,356
11/30/2019	$11,201	$12,763	$13,016	$12,495
12/31/2019	$11,683	$13,316	$13,583	$12,901
1/31/2020	$11,290	$12,958	$13,220	$12,631
2/29/2020	$10,599	$11,933	$12,177	$11,490
3/31/2020	$9,114	$10,206	$10,423	$9,956
4/30/2020	$9,771	$10,979	$11,220	$10,599
5/31/2020	$10,129	$11,338	$11,593	$11,061
6/30/2020	$10,769	$11,850	$12,122	$11,437
7/31/2020	$11,341	$12,379	$12,668	$11,704
8/31/2020	$11,768	$12,909	$13,213	$12,306
9/30/2020	$11,606	$12,592	$12,893	$11,986
10/31/2020	$11,427	$12,321	$12,618	$11,507
11/30/2020	$12,809	$13,978	$14,317	$13,291
12/31/2020	$13,610	$14,734	$15,095	$13,909
1/31/2021	$13,507	$14,766	$15,130	$13,761
2/28/2021	$13,825	$15,058	$15,432	$14,070
3/31/2021	$13,979	$15,248	$15,638	$14,393
4/30/2021	$14,460	$15,698	$16,108	$14,826
5/31/2021	$15,018	$16,189	$16,623	$15,310
6/30/2021	$14,803	$16,083	$16,521	$15,137
7/31/2021	$14,932	$15,819	$16,253	$15,251
8/31/2021	$15,258	$16,119	$16,565	$15,520
9/30/2021	$14,649	$15,603	$16,045	$15,070
10/31/2021	$15,164	$15,975	$16,432	$15,441
11/30/2021	$14,529	$15,256	$15,694	$14,722
12/31/2021	$15,146	$15,887	$16,347	$15,476
1/31/2022	$14,402	$15,301	$15,746	$14,728
2/28/2022	$13,774	$14,998	$15,437	$14,468
3/31/2022	$13,677	$15,022	$15,475	$14,561
4/30/2022	$12,798	$14,079	$14,513	$13,619
5/31/2022	$12,895	$14,180	$14,632	$13,721
6/30/2022	$11,890	$12,960	$13,379	$12,448
7/31/2022	$12,325	$13,404	$13,842	$13,068
8/31/2022	$11,784	$12,973	$13,401	$12,447
9/30/2022	$10,741	$11,676	$12,068	$11,283
10/31/2022	$11,224	$12,025	$12,431	$11,889
11/30/2022	$12,605	$13,445	$13,900	$13,229
12/31/2022	$12,240	$13,344	$13,802	$13,239
1/31/2023	$13,262	$14,426	$14,924	$14,311
2/28/2023	$12,702	$13,920	$14,402	$14,013
3/31/2023	$13,056	$14,261	$14,768	$14,360
4/30/2023	$13,223	$14,508	$15,036	$14,765
5/31/2023	$12,771	$13,980	$14,504	$14,141
6/30/2023	$13,360	$14,608	$15,163	$14,784
7/31/2023	$13,616	$15,202	$15,784	$15,263
8/31/2023	$13,183	$14,515	$15,074	$14,678
9/30/2023	$12,614	$14,057	$14,605	$14,176
10/31/2023	$12,152	$13,477	$14,005	$13,602
11/30/2023	$13,144	$14,690	$15,268	$14,864
12/31/2023	$13,705	$15,428	$16,039	$15,654
1/31/2024	$13,775	$15,275	$15,882	$15,744
2/29/2024	$14,522	$15,661	$16,287	$16,032
3/31/2024	$15,160	$16,151	$16,811	$16,559
4/30/2024	$14,692	$15,861	$16,523	$16,135
5/31/2024	$15,349	$16,321	$17,018	$16,760
6/30/2024	$15,290	$16,306	$17,008	$16,490
7/31/2024	$15,559	$16,683	$17,407	$16,974
8/31/2024	$15,967	$17,158	$17,907	$17,525
9/30/2024	$16,147	$17,621	$18,397	$17,687
10/31/2024	$15,389	$16,756	$17,504	$16,725
11/30/2024	$15,379	$16,605	$17,348	$16,631
12/31/2024	$14,923	$16,282	$17,017	$16,252
1/31/2025	$15,658	$16,938	$17,705	$17,106
2/28/2025	$16,041	$17,173	$17,954	$17,438
3/31/2025	$15,989	$17,134	$17,929	$17,368
4/30/2025	$16,600	$17,753	$18,591	$18,163
5/31/2025	$17,397	$18,566	$19,462	$18,994
6/30/2025	$18,080	$19,196	$20,133	$19,413
7/31/2025	$17,759	$19,141	$20,082	$19,140
8/31/2025	$18,193	$19,805	$20,792	$19,956
9/30/2025	$18,721	$20,519	$21,549	$20,338
10/31/2025	$19,063	$20,933	$21,988	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	23.87%	10.78%	6.66%
MSCI ACWI Ex USA Index with Net Dividends	24.93%	11.18%	7.67%
MSCI ACWI Ex USA Index with Gross Dividends	25.62%	11.75%	8.20%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 500,838,825
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 1,747,585
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$500,838,825
# of Portfolio Holdings	108
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,747,585

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.35%
Consumer Discretionary	9.26%
Consumer Staples	5.59%
Energy	3.30%
Financials	22.50%
Health Care	7.47%
Industrials	19.78%
Information Technology	16.09%
Materials	5.62%
Real Estate	0.65%
Utilities	1.40%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	0.56%
Time DepositsFootnote Reference(a)	0.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054930
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class R3
Trading Symbol	LICRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$130	1.16%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 24.01%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 24.93% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation Commerzbank AG.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Brunello Cucinelli S.p.A. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Xiaomi Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,855	$9,793	$9,795	$9,844
12/31/2015	$9,718	$9,609	$9,613	$9,712
1/31/2016	$9,247	$8,955	$8,961	$9,009
2/29/2016	$8,938	$8,853	$8,861	$8,844
3/31/2016	$9,426	$9,573	$9,588	$9,420
4/30/2016	$9,474	$9,825	$9,849	$9,693
5/31/2016	$9,523	$9,659	$9,692	$9,605
6/30/2016	$9,149	$9,511	$9,549	$9,282
7/31/2016	$9,645	$9,981	$10,024	$9,753
8/31/2016	$9,694	$10,045	$10,089	$9,760
9/30/2016	$9,783	$10,168	$10,218	$9,879
10/31/2016	$9,621	$10,022	$10,072	$9,677
11/30/2016	$9,247	$9,791	$9,840	$9,485
12/31/2016	$9,520	$10,041	$10,095	$9,809
1/31/2017	$9,777	$10,396	$10,454	$10,093
2/28/2017	$9,826	$10,562	$10,622	$10,238
3/31/2017	$10,059	$10,830	$10,901	$10,520
4/30/2017	$10,349	$11,062	$11,141	$10,787
5/31/2017	$10,589	$11,421	$11,514	$11,183
6/30/2017	$10,589	$11,456	$11,555	$11,163
7/31/2017	$10,987	$11,879	$11,984	$11,485
8/31/2017	$11,070	$11,941	$12,049	$11,481
9/30/2017	$11,369	$12,162	$12,277	$11,767
10/31/2017	$11,510	$12,391	$12,509	$11,945
11/30/2017	$11,717	$12,492	$12,613	$12,071
12/31/2017	$11,872	$12,771	$12,899	$12,265
1/31/2018	$12,513	$13,482	$13,618	$12,880
2/28/2018	$11,813	$12,847	$12,978	$12,298
3/31/2018	$11,745	$12,620	$12,760	$12,077
4/30/2018	$11,804	$12,821	$12,974	$12,352
5/31/2018	$11,509	$12,525	$12,688	$12,075
6/30/2018	$11,138	$12,290	$12,454	$11,927
7/31/2018	$11,281	$12,584	$12,756	$12,221
8/31/2018	$11,188	$12,321	$12,492	$11,985
9/30/2018	$11,171	$12,377	$12,554	$12,089
10/31/2018	$10,108	$11,370	$11,534	$11,127
11/30/2018	$10,125	$11,478	$11,645	$11,113
12/31/2018	$9,688	$10,958	$11,122	$10,573
1/31/2019	$10,281	$11,786	$11,964	$11,268
2/28/2019	$10,479	$12,016	$12,200	$11,555
3/31/2019	$10,608	$12,088	$12,283	$11,628
4/30/2019	$10,909	$12,407	$12,616	$11,955
5/31/2019	$10,350	$11,742	$11,953	$11,381
6/30/2019	$11,072	$12,448	$12,679	$12,056
7/31/2019	$10,806	$12,298	$12,529	$11,903
8/31/2019	$10,642	$11,918	$12,145	$11,595
9/30/2019	$10,789	$12,225	$12,463	$11,927
10/31/2019	$11,158	$12,651	$12,900	$12,356
11/30/2019	$11,253	$12,763	$13,016	$12,495
12/31/2019	$11,736	$13,316	$13,583	$12,901
1/31/2020	$11,345	$12,958	$13,220	$12,631
2/29/2020	$10,649	$11,933	$12,177	$11,490
3/31/2020	$9,161	$10,206	$10,423	$9,956
4/30/2020	$9,813	$10,979	$11,220	$10,599
5/31/2020	$10,179	$11,338	$11,593	$11,061
6/30/2020	$10,814	$11,850	$12,122	$11,437
7/31/2020	$11,388	$12,379	$12,668	$11,704
8/31/2020	$11,823	$12,909	$13,213	$12,306
9/30/2020	$11,666	$12,592	$12,893	$11,986
10/31/2020	$11,484	$12,321	$12,618	$11,507
11/30/2020	$12,876	$13,978	$14,317	$13,291
12/31/2020	$13,681	$14,734	$15,095	$13,909
1/31/2021	$13,575	$14,766	$15,130	$13,761
2/28/2021	$13,900	$15,058	$15,432	$14,070
3/31/2021	$14,058	$15,248	$15,638	$14,393
4/30/2021	$14,541	$15,698	$16,108	$14,826
5/31/2021	$15,102	$16,189	$16,623	$15,310
6/30/2021	$14,892	$16,083	$16,521	$15,137
7/31/2021	$15,023	$15,819	$16,253	$15,251
8/31/2021	$15,348	$16,119	$16,565	$15,520
9/30/2021	$14,734	$15,603	$16,045	$15,070
10/31/2021	$15,252	$15,975	$16,432	$15,441
11/30/2021	$14,620	$15,256	$15,694	$14,722
12/31/2021	$15,238	$15,887	$16,347	$15,476
1/31/2022	$14,495	$15,301	$15,746	$14,728
2/28/2022	$13,861	$14,998	$15,437	$14,468
3/31/2022	$13,772	$15,022	$15,475	$14,561
4/30/2022	$12,890	$14,079	$14,513	$13,619
5/31/2022	$12,979	$14,180	$14,632	$13,721
6/30/2022	$11,979	$12,960	$13,379	$12,448
7/31/2022	$12,405	$13,404	$13,842	$13,068
8/31/2022	$11,870	$12,973	$13,401	$12,447
9/30/2022	$10,819	$11,676	$12,068	$11,283
10/31/2022	$11,305	$12,025	$12,431	$11,889
11/30/2022	$12,702	$13,445	$13,900	$13,229
12/31/2022	$12,328	$13,344	$13,802	$13,239
1/31/2023	$13,367	$14,426	$14,924	$14,311
2/28/2023	$12,802	$13,920	$14,402	$14,013
3/31/2023	$13,155	$14,261	$14,768	$14,360
4/30/2023	$13,326	$14,508	$15,036	$14,765
5/31/2023	$12,862	$13,980	$14,504	$14,141
6/30/2023	$13,467	$14,608	$15,163	$14,784
7/31/2023	$13,730	$15,202	$15,784	$15,263
8/31/2023	$13,286	$14,515	$15,074	$14,678
9/30/2023	$12,721	$14,057	$14,605	$14,176
10/31/2023	$12,257	$13,477	$14,005	$13,602
11/30/2023	$13,256	$14,690	$15,268	$14,864
12/31/2023	$13,816	$15,428	$16,039	$15,654
1/31/2024	$13,898	$15,275	$15,882	$15,744
2/29/2024	$14,646	$15,661	$16,287	$16,032
3/31/2024	$15,291	$16,151	$16,811	$16,559
4/30/2024	$14,820	$15,861	$16,523	$16,135
5/31/2024	$15,475	$16,321	$17,018	$16,760
6/30/2024	$15,424	$16,306	$17,008	$16,490
7/31/2024	$15,701	$16,683	$17,407	$16,974
8/31/2024	$16,110	$17,158	$17,907	$17,525
9/30/2024	$16,295	$17,621	$18,397	$17,687
10/31/2024	$15,527	$16,756	$17,504	$16,725
11/30/2024	$15,516	$16,605	$17,348	$16,631
12/31/2024	$15,058	$16,282	$17,017	$16,252
1/31/2025	$15,804	$16,938	$17,705	$17,106
2/28/2025	$16,187	$17,173	$17,954	$17,438
3/31/2025	$16,144	$17,134	$17,929	$17,368
4/30/2025	$16,762	$17,753	$18,591	$18,163
5/31/2025	$17,571	$18,566	$19,462	$18,994
6/30/2025	$18,253	$19,196	$20,133	$19,413
7/31/2025	$17,933	$19,141	$20,082	$19,140
8/31/2025	$18,370	$19,805	$20,792	$19,956
9/30/2025	$18,903	$20,519	$21,549	$20,338
10/31/2025	$19,254	$20,933	$21,988	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	24.01%	10.89%	6.77%
MSCI ACWI Ex USA Index with Net Dividends	24.93%	11.18%	7.67%
MSCI ACWI Ex USA Index with Gross Dividends	25.62%	11.75%	8.20%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 500,838,825
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 1,747,585
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$500,838,825
# of Portfolio Holdings	108
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,747,585

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.35%
Consumer Discretionary	9.26%
Consumer Staples	5.59%
Energy	3.30%
Financials	22.50%
Health Care	7.47%
Industrials	19.78%
Information Technology	16.09%
Materials	5.62%
Real Estate	0.65%
Utilities	1.40%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	0.56%
Time DepositsFootnote Reference(a)	0.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155673
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class R4
Trading Symbol	LICSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$102	0.91%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 24.31%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 24.93% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation Commerzbank AG.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Brunello Cucinelli S.p.A. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Xiaomi Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,857	$9,793	$9,795	$9,844
12/31/2015	$9,725	$9,609	$9,613	$9,712
1/31/2016	$9,251	$8,955	$8,961	$9,009
2/29/2016	$8,954	$8,853	$8,861	$8,844
3/31/2016	$9,436	$9,573	$9,588	$9,420
4/30/2016	$9,492	$9,825	$9,849	$9,693
5/31/2016	$9,541	$9,659	$9,692	$9,605
6/30/2016	$9,163	$9,511	$9,549	$9,282
7/31/2016	$9,669	$9,981	$10,024	$9,753
8/31/2016	$9,717	$10,045	$10,089	$9,760
9/30/2016	$9,806	$10,168	$10,218	$9,879
10/31/2016	$9,645	$10,022	$10,072	$9,677
11/30/2016	$9,275	$9,791	$9,840	$9,485
12/31/2016	$9,544	$10,041	$10,095	$9,809
1/31/2017	$9,807	$10,396	$10,454	$10,093
2/28/2017	$9,856	$10,562	$10,622	$10,238
3/31/2017	$10,094	$10,830	$10,901	$10,520
4/30/2017	$10,390	$11,062	$11,141	$10,787
5/31/2017	$10,629	$11,421	$11,514	$11,183
6/30/2017	$10,637	$11,456	$11,555	$11,163
7/31/2017	$11,040	$11,879	$11,984	$11,485
8/31/2017	$11,122	$11,941	$12,049	$11,481
9/30/2017	$11,418	$12,162	$12,277	$11,767
10/31/2017	$11,566	$12,391	$12,509	$11,945
11/30/2017	$11,780	$12,492	$12,613	$12,071
12/31/2017	$11,937	$12,771	$12,899	$12,265
1/31/2018	$12,583	$13,482	$13,618	$12,880
2/28/2018	$11,887	$12,847	$12,978	$12,298
3/31/2018	$11,820	$12,620	$12,760	$12,077
4/30/2018	$11,878	$12,821	$12,974	$12,352
5/31/2018	$11,585	$12,525	$12,688	$12,075
6/30/2018	$11,215	$12,290	$12,454	$11,927
7/31/2018	$11,366	$12,584	$12,756	$12,221
8/31/2018	$11,266	$12,321	$12,492	$11,985
9/30/2018	$11,257	$12,377	$12,554	$12,089
10/31/2018	$10,183	$11,370	$11,534	$11,127
11/30/2018	$10,208	$11,478	$11,645	$11,113
12/31/2018	$9,768	$10,958	$11,122	$10,573
1/31/2019	$10,369	$11,786	$11,964	$11,268
2/28/2019	$10,567	$12,016	$12,200	$11,555
3/31/2019	$10,704	$12,088	$12,283	$11,628
4/30/2019	$11,004	$12,407	$12,616	$11,955
5/31/2019	$10,446	$11,742	$11,953	$11,381
6/30/2019	$11,176	$12,448	$12,679	$12,056
7/31/2019	$10,910	$12,298	$12,529	$11,903
8/31/2019	$10,755	$11,918	$12,145	$11,595
9/30/2019	$10,901	$12,225	$12,463	$11,927
10/31/2019	$11,279	$12,651	$12,900	$12,356
11/30/2019	$11,365	$12,763	$13,016	$12,495
12/31/2019	$11,854	$13,316	$13,583	$12,901
1/31/2020	$11,471	$12,958	$13,220	$12,631
2/29/2020	$10,766	$11,933	$12,177	$11,490
3/31/2020	$9,267	$10,206	$10,423	$9,956
4/30/2020	$9,929	$10,979	$11,220	$10,599
5/31/2020	$10,295	$11,338	$11,593	$11,061
6/30/2020	$10,948	$11,850	$12,122	$11,437
7/31/2020	$11,532	$12,379	$12,668	$11,704
8/31/2020	$11,976	$12,909	$13,213	$12,306
9/30/2020	$11,819	$12,592	$12,893	$11,986
10/31/2020	$11,637	$12,321	$12,618	$11,507
11/30/2020	$13,048	$13,978	$14,317	$13,291
12/31/2020	$13,860	$14,734	$15,095	$13,909
1/31/2021	$13,763	$14,766	$15,130	$13,761
2/28/2021	$14,098	$15,058	$15,432	$14,070
3/31/2021	$14,256	$15,248	$15,638	$14,393
4/30/2021	$14,750	$15,698	$16,108	$14,826
5/31/2021	$15,322	$16,189	$16,623	$15,310
6/30/2021	$15,111	$16,083	$16,521	$15,137
7/31/2021	$15,243	$15,819	$16,253	$15,251
8/31/2021	$15,578	$16,119	$16,565	$15,520
9/30/2021	$14,961	$15,603	$16,045	$15,070
10/31/2021	$15,490	$15,975	$16,432	$15,441
11/30/2021	$14,847	$15,256	$15,694	$14,722
12/31/2021	$15,484	$15,887	$16,347	$15,476
1/31/2022	$14,726	$15,301	$15,746	$14,728
2/28/2022	$14,089	$14,998	$15,437	$14,468
3/31/2022	$13,999	$15,022	$15,475	$14,561
4/30/2022	$13,102	$14,079	$14,513	$13,619
5/31/2022	$13,202	$14,180	$14,632	$13,721
6/30/2022	$12,176	$12,960	$13,379	$12,448
7/31/2022	$12,624	$13,404	$13,842	$13,068
8/31/2022	$12,076	$12,973	$13,401	$12,447
9/30/2022	$11,010	$11,676	$12,068	$11,283
10/31/2022	$11,508	$12,025	$12,431	$11,889
11/30/2022	$12,933	$13,445	$13,900	$13,229
12/31/2022	$12,561	$13,344	$13,802	$13,239
1/31/2023	$13,608	$14,426	$14,924	$14,311
2/28/2023	$13,039	$13,920	$14,402	$14,013
3/31/2023	$13,405	$14,261	$14,768	$14,360
4/30/2023	$13,578	$14,508	$15,036	$14,765
5/31/2023	$13,120	$13,980	$14,504	$14,141
6/30/2023	$13,730	$14,608	$15,163	$14,784
7/31/2023	$13,995	$15,202	$15,784	$15,263
8/31/2023	$13,557	$14,515	$15,074	$14,678
9/30/2023	$12,977	$14,057	$14,605	$14,176
10/31/2023	$12,510	$13,477	$14,005	$13,602
11/30/2023	$13,527	$14,690	$15,268	$14,864
12/31/2023	$14,108	$15,428	$16,039	$15,654
1/31/2024	$14,191	$15,275	$15,882	$15,744
2/29/2024	$14,967	$15,661	$16,287	$16,032
3/31/2024	$15,619	$16,151	$16,811	$16,559
4/30/2024	$15,143	$15,861	$16,523	$16,135
5/31/2024	$15,826	$16,321	$17,018	$16,760
6/30/2024	$15,774	$16,306	$17,008	$16,490
7/31/2024	$16,054	$16,683	$17,407	$16,974
8/31/2024	$16,468	$17,158	$17,907	$17,525
9/30/2024	$16,665	$17,621	$18,397	$17,687
10/31/2024	$15,888	$16,756	$17,504	$16,725
11/30/2024	$15,878	$16,605	$17,348	$16,631
12/31/2024	$15,411	$16,282	$17,017	$16,252
1/31/2025	$16,178	$16,938	$17,705	$17,106
2/28/2025	$16,577	$17,173	$17,954	$17,438
3/31/2025	$16,534	$17,134	$17,929	$17,368
4/30/2025	$17,171	$17,753	$18,591	$18,163
5/31/2025	$18,002	$18,566	$19,462	$18,994
6/30/2025	$18,714	$19,196	$20,133	$19,413
7/31/2025	$18,379	$19,141	$20,082	$19,140
8/31/2025	$18,833	$19,805	$20,792	$19,956
9/30/2025	$19,383	$20,519	$21,549	$20,338
10/31/2025	$19,750	$20,933	$21,988	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R4 at NAV	24.31%	11.16%	7.04%
MSCI ACWI Ex USA Index with Net Dividends	24.93%	11.18%	7.67%
MSCI ACWI Ex USA Index with Gross Dividends	25.62%	11.75%	8.20%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 500,838,825
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 1,747,585
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$500,838,825
# of Portfolio Holdings	108
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,747,585

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.35%
Consumer Discretionary	9.26%
Consumer Staples	5.59%
Energy	3.30%
Financials	22.50%
Health Care	7.47%
Industrials	19.78%
Information Technology	16.09%
Materials	5.62%
Real Estate	0.65%
Utilities	1.40%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	0.56%
Time DepositsFootnote Reference(a)	0.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155674
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class R5
Trading Symbol	LICTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$74	0.66%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 24.60%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 24.93% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation Commerzbank AG.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Brunello Cucinelli S.p.A. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Xiaomi Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,859	$9,793	$9,795	$9,844
12/31/2015	$9,724	$9,609	$9,613	$9,712
1/31/2016	$9,261	$8,955	$8,961	$9,009
2/29/2016	$8,958	$8,853	$8,861	$8,844
3/31/2016	$9,445	$9,573	$9,588	$9,420
4/30/2016	$9,501	$9,825	$9,849	$9,693
5/31/2016	$9,549	$9,659	$9,692	$9,605
6/30/2016	$9,182	$9,511	$9,549	$9,282
7/31/2016	$9,685	$9,981	$10,024	$9,753
8/31/2016	$9,740	$10,045	$10,089	$9,760
9/30/2016	$9,828	$10,168	$10,218	$9,879
10/31/2016	$9,669	$10,022	$10,072	$9,677
11/30/2016	$9,301	$9,791	$9,840	$9,485
12/31/2016	$9,575	$10,041	$10,095	$9,809
1/31/2017	$9,837	$10,396	$10,454	$10,093
2/28/2017	$9,894	$10,562	$10,622	$10,238
3/31/2017	$10,131	$10,830	$10,901	$10,520
4/30/2017	$10,426	$11,062	$11,141	$10,787
5/31/2017	$10,671	$11,421	$11,514	$11,183
6/30/2017	$10,671	$11,456	$11,555	$11,163
7/31/2017	$11,081	$11,879	$11,984	$11,485
8/31/2017	$11,171	$11,941	$12,049	$11,481
9/30/2017	$11,465	$12,162	$12,277	$11,767
10/31/2017	$11,612	$12,391	$12,509	$11,945
11/30/2017	$11,833	$12,492	$12,613	$12,071
12/31/2017	$11,996	$12,771	$12,899	$12,265
1/31/2018	$12,648	$13,482	$13,618	$12,880
2/28/2018	$11,946	$12,847	$12,978	$12,298
3/31/2018	$11,887	$12,620	$12,760	$12,077
4/30/2018	$11,946	$12,821	$12,974	$12,352
5/31/2018	$11,653	$12,525	$12,688	$12,075
6/30/2018	$11,276	$12,290	$12,454	$11,927
7/31/2018	$11,435	$12,584	$12,756	$12,221
8/31/2018	$11,335	$12,321	$12,492	$11,985
9/30/2018	$11,327	$12,377	$12,554	$12,089
10/31/2018	$10,256	$11,370	$11,534	$11,127
11/30/2018	$10,281	$11,478	$11,645	$11,113
12/31/2018	$9,832	$10,958	$11,122	$10,573
1/31/2019	$10,441	$11,786	$11,964	$11,268
2/28/2019	$10,646	$12,016	$12,200	$11,555
3/31/2019	$10,784	$12,088	$12,283	$11,628
4/30/2019	$11,092	$12,407	$12,616	$11,955
5/31/2019	$10,526	$11,742	$11,953	$11,381
6/30/2019	$11,272	$12,448	$12,679	$12,056
7/31/2019	$11,007	$12,298	$12,529	$11,903
8/31/2019	$10,844	$11,918	$12,145	$11,595
9/30/2019	$10,998	$12,225	$12,463	$11,927
10/31/2019	$11,384	$12,651	$12,900	$12,356
11/30/2019	$11,478	$12,763	$13,016	$12,495
12/31/2019	$11,970	$13,316	$13,583	$12,901
1/31/2020	$11,577	$12,958	$13,220	$12,631
2/29/2020	$10,871	$11,933	$12,177	$11,490
3/31/2020	$9,354	$10,206	$10,423	$9,956
4/30/2020	$10,034	$10,979	$11,220	$10,599
5/31/2020	$10,409	$11,338	$11,593	$11,061
6/30/2020	$11,063	$11,850	$12,122	$11,437
7/31/2020	$11,656	$12,379	$12,668	$11,704
8/31/2020	$12,109	$12,909	$13,213	$12,306
9/30/2020	$11,952	$12,592	$12,893	$11,986
10/31/2020	$11,769	$12,321	$12,618	$11,507
11/30/2020	$13,199	$13,978	$14,317	$13,291
12/31/2020	$14,033	$14,734	$15,095	$13,909
1/31/2021	$13,936	$14,766	$15,130	$13,761
2/28/2021	$14,272	$15,058	$15,432	$14,070
3/31/2021	$14,431	$15,248	$15,638	$14,393
4/30/2021	$14,935	$15,698	$16,108	$14,826
5/31/2021	$15,527	$16,189	$16,623	$15,310
6/30/2021	$15,315	$16,083	$16,521	$15,137
7/31/2021	$15,456	$15,819	$16,253	$15,251
8/31/2021	$15,792	$16,119	$16,565	$15,520
9/30/2021	$15,173	$15,603	$16,045	$15,070
10/31/2021	$15,712	$15,975	$16,432	$15,441
11/30/2021	$15,058	$15,256	$15,694	$14,722
12/31/2021	$15,710	$15,887	$16,347	$15,476
1/31/2022	$14,939	$15,301	$15,746	$14,728
2/28/2022	$14,299	$14,998	$15,437	$14,468
3/31/2022	$14,209	$15,022	$15,475	$14,561
4/30/2022	$13,308	$14,079	$14,513	$13,619
5/31/2022	$13,408	$14,180	$14,632	$13,721
6/30/2022	$12,368	$12,960	$13,379	$12,448
7/31/2022	$12,828	$13,404	$13,842	$13,068
8/31/2022	$12,277	$12,973	$13,401	$12,447
9/30/2022	$11,187	$11,676	$12,068	$11,283
10/31/2022	$11,697	$12,025	$12,431	$11,889
11/30/2022	$13,148	$13,445	$13,900	$13,229
12/31/2022	$12,765	$13,344	$13,802	$13,239
1/31/2023	$13,840	$14,426	$14,924	$14,311
2/28/2023	$13,267	$13,920	$14,402	$14,013
3/31/2023	$13,646	$14,261	$14,768	$14,360
4/30/2023	$13,820	$14,508	$15,036	$14,765
5/31/2023	$13,349	$13,980	$14,504	$14,141
6/30/2023	$13,984	$14,608	$15,163	$14,784
7/31/2023	$14,260	$15,202	$15,784	$15,263
8/31/2023	$13,810	$14,515	$15,074	$14,678
9/30/2023	$13,226	$14,057	$14,605	$14,176
10/31/2023	$12,745	$13,477	$14,005	$13,602
11/30/2023	$13,789	$14,690	$15,268	$14,864
12/31/2023	$14,380	$15,428	$16,039	$15,654
1/31/2024	$14,474	$15,275	$15,882	$15,744
2/29/2024	$15,257	$15,661	$16,287	$16,032
3/31/2024	$15,936	$16,151	$16,811	$16,559
4/30/2024	$15,456	$15,861	$16,523	$16,135
5/31/2024	$16,145	$16,321	$17,018	$16,760
6/30/2024	$16,093	$16,306	$17,008	$16,490
7/31/2024	$16,385	$16,683	$17,407	$16,974
8/31/2024	$16,824	$17,158	$17,907	$17,525
9/30/2024	$17,022	$17,621	$18,397	$17,687
10/31/2024	$16,228	$16,756	$17,504	$16,725
11/30/2024	$16,228	$16,605	$17,348	$16,631
12/31/2024	$15,760	$16,282	$17,017	$16,252
1/31/2025	$16,534	$16,938	$17,705	$17,106
2/28/2025	$16,948	$17,173	$17,954	$17,438
3/31/2025	$16,916	$17,134	$17,929	$17,368
4/30/2025	$17,559	$17,753	$18,591	$18,163
5/31/2025	$18,421	$18,566	$19,462	$18,994
6/30/2025	$19,151	$19,196	$20,133	$19,413
7/31/2025	$18,813	$19,141	$20,082	$19,140
8/31/2025	$19,282	$19,805	$20,792	$19,956
9/30/2025	$19,849	$20,519	$21,549	$20,338
10/31/2025	$20,220	$20,933	$21,988	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R5 at NAV	24.60%	11.43%	7.29%
MSCI ACWI Ex USA Index with Net Dividends	24.93%	11.18%	7.67%
MSCI ACWI Ex USA Index with Gross Dividends	25.62%	11.75%	8.20%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 500,838,825
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 1,747,585
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$500,838,825
# of Portfolio Holdings	108
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,747,585

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.35%
Consumer Discretionary	9.26%
Consumer Staples	5.59%
Energy	3.30%
Financials	22.50%
Health Care	7.47%
Industrials	19.78%
Information Technology	16.09%
Materials	5.62%
Real Estate	0.65%
Utilities	1.40%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	0.56%
Time DepositsFootnote Reference(a)	0.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155675
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class R6
Trading Symbol	LICVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$67	0.60%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 24.66%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 24.93% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation Commerzbank AG.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Brunello Cucinelli S.p.A. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Xiaomi Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,859	$9,793	$9,795	$9,844
12/31/2015	$9,726	$9,609	$9,613	$9,712
1/31/2016	$9,263	$8,955	$8,961	$9,009
2/29/2016	$8,960	$8,853	$8,861	$8,844
3/31/2016	$9,447	$9,573	$9,588	$9,420
4/30/2016	$9,511	$9,825	$9,849	$9,693
5/31/2016	$9,559	$9,659	$9,692	$9,605
6/30/2016	$9,184	$9,511	$9,549	$9,282
7/31/2016	$9,694	$9,981	$10,024	$9,753
8/31/2016	$9,750	$10,045	$10,089	$9,760
9/30/2016	$9,846	$10,168	$10,218	$9,879
10/31/2016	$9,686	$10,022	$10,072	$9,677
11/30/2016	$9,319	$9,791	$9,840	$9,485
12/31/2016	$9,588	$10,041	$10,095	$9,809
1/31/2017	$9,858	$10,396	$10,454	$10,093
2/28/2017	$9,915	$10,562	$10,622	$10,238
3/31/2017	$10,152	$10,830	$10,901	$10,520
4/30/2017	$10,455	$11,062	$11,141	$10,787
5/31/2017	$10,700	$11,421	$11,514	$11,183
6/30/2017	$10,700	$11,456	$11,555	$11,163
7/31/2017	$11,109	$11,879	$11,984	$11,485
8/31/2017	$11,207	$11,941	$12,049	$11,481
9/30/2017	$11,502	$12,162	$12,277	$11,767
10/31/2017	$11,657	$12,391	$12,509	$11,945
11/30/2017	$11,878	$12,492	$12,613	$12,071
12/31/2017	$12,042	$12,771	$12,899	$12,265
1/31/2018	$12,694	$13,482	$13,618	$12,880
2/28/2018	$11,992	$12,847	$12,978	$12,298
3/31/2018	$11,933	$12,620	$12,760	$12,077
4/30/2018	$11,992	$12,821	$12,974	$12,352
5/31/2018	$11,699	$12,525	$12,688	$12,075
6/30/2018	$11,323	$12,290	$12,454	$11,927
7/31/2018	$11,482	$12,584	$12,756	$12,221
8/31/2018	$11,390	$12,321	$12,492	$11,985
9/30/2018	$11,381	$12,377	$12,554	$12,089
10/31/2018	$10,303	$11,370	$11,534	$11,127
11/30/2018	$10,328	$11,478	$11,645	$11,113
12/31/2018	$9,881	$10,958	$11,122	$10,573
1/31/2019	$10,498	$11,786	$11,964	$11,268
2/28/2019	$10,703	$12,016	$12,200	$11,555
3/31/2019	$10,840	$12,088	$12,283	$11,628
4/30/2019	$11,149	$12,407	$12,616	$11,955
5/31/2019	$10,583	$11,742	$11,953	$11,381
6/30/2019	$11,329	$12,448	$12,679	$12,056
7/31/2019	$11,063	$12,298	$12,529	$11,903
8/31/2019	$10,900	$11,918	$12,145	$11,595
9/30/2019	$11,055	$12,225	$12,463	$11,927
10/31/2019	$11,440	$12,651	$12,900	$12,356
11/30/2019	$11,534	$12,763	$13,016	$12,495
12/31/2019	$12,036	$13,316	$13,583	$12,901
1/31/2020	$11,644	$12,958	$13,220	$12,631
2/29/2020	$10,938	$11,933	$12,177	$11,490
3/31/2020	$9,413	$10,206	$10,423	$9,956
4/30/2020	$10,093	$10,979	$11,220	$10,599
5/31/2020	$10,467	$11,338	$11,593	$11,061
6/30/2020	$11,138	$11,850	$12,122	$11,437
7/31/2020	$11,731	$12,379	$12,668	$11,704
8/31/2020	$12,184	$12,909	$13,213	$12,306
9/30/2020	$12,027	$12,592	$12,893	$11,986
10/31/2020	$11,844	$12,321	$12,618	$11,507
11/30/2020	$13,282	$13,978	$14,317	$13,291
12/31/2020	$14,118	$14,734	$15,095	$13,909
1/31/2021	$14,021	$14,766	$15,130	$13,761
2/28/2021	$14,366	$15,058	$15,432	$14,070
3/31/2021	$14,534	$15,248	$15,638	$14,393
4/30/2021	$15,037	$15,698	$16,108	$14,826
5/31/2021	$15,629	$16,189	$16,623	$15,310
6/30/2021	$15,417	$16,083	$16,521	$15,137
7/31/2021	$15,559	$15,819	$16,253	$15,251
8/31/2021	$15,903	$16,119	$16,565	$15,520
9/30/2021	$15,276	$15,603	$16,045	$15,070
10/31/2021	$15,824	$15,975	$16,432	$15,441
11/30/2021	$15,170	$15,256	$15,694	$14,722
12/31/2021	$15,826	$15,887	$16,347	$15,476
1/31/2022	$15,056	$15,301	$15,746	$14,728
2/28/2022	$14,406	$14,998	$15,437	$14,468
3/31/2022	$14,316	$15,022	$15,475	$14,561
4/30/2022	$13,406	$14,079	$14,513	$13,619
5/31/2022	$13,516	$14,180	$14,632	$13,721
6/30/2022	$12,467	$12,960	$13,379	$12,448
7/31/2022	$12,926	$13,404	$13,842	$13,068
8/31/2022	$12,377	$12,973	$13,401	$12,447
9/30/2022	$11,277	$11,676	$12,068	$11,283
10/31/2022	$11,787	$12,025	$12,431	$11,889
11/30/2022	$13,256	$13,445	$13,900	$13,229
12/31/2022	$12,877	$13,344	$13,802	$13,239
1/31/2023	$13,961	$14,426	$14,924	$14,311
2/28/2023	$13,378	$13,920	$14,402	$14,013
3/31/2023	$13,757	$14,261	$14,768	$14,360
4/30/2023	$13,941	$14,508	$15,036	$14,765
5/31/2023	$13,470	$13,980	$14,504	$14,141
6/30/2023	$14,104	$14,608	$15,163	$14,784
7/31/2023	$14,380	$15,202	$15,784	$15,263
8/31/2023	$13,930	$14,515	$15,074	$14,678
9/30/2023	$13,337	$14,057	$14,605	$14,176
10/31/2023	$12,856	$13,477	$14,005	$13,602
11/30/2023	$13,910	$14,690	$15,268	$14,864
12/31/2023	$14,514	$15,428	$16,039	$15,654
1/31/2024	$14,597	$15,275	$15,882	$15,744
2/29/2024	$15,401	$15,661	$16,287	$16,032
3/31/2024	$16,079	$16,151	$16,811	$16,559
4/30/2024	$15,599	$15,861	$16,523	$16,135
5/31/2024	$16,298	$16,321	$17,018	$16,760
6/30/2024	$16,246	$16,306	$17,008	$16,490
7/31/2024	$16,538	$16,683	$17,407	$16,974
8/31/2024	$16,987	$17,158	$17,907	$17,525
9/30/2024	$17,185	$17,621	$18,397	$17,687
10/31/2024	$16,392	$16,756	$17,504	$16,725
11/30/2024	$16,381	$16,605	$17,348	$16,631
12/31/2024	$15,913	$16,282	$17,017	$16,252
1/31/2025	$16,698	$16,938	$17,705	$17,106
2/28/2025	$17,122	$17,173	$17,954	$17,438
3/31/2025	$17,079	$17,134	$17,929	$17,368
4/30/2025	$17,732	$17,753	$18,591	$18,163
5/31/2025	$18,604	$18,566	$19,462	$18,994
6/30/2025	$19,344	$19,196	$20,133	$19,413
7/31/2025	$19,007	$19,141	$20,082	$19,140
8/31/2025	$19,486	$19,805	$20,792	$19,956
9/30/2025	$20,052	$20,519	$21,549	$20,338
10/31/2025	$20,434	$20,933	$21,988	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6 at NAV	24.66%	11.52%	7.41%
MSCI ACWI Ex USA Index with Net Dividends	24.93%	11.18%	7.67%
MSCI ACWI Ex USA Index with Gross Dividends	25.62%	11.75%	8.20%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 500,838,825
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 1,747,585
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$500,838,825
# of Portfolio Holdings	108
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,747,585

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.35%
Consumer Discretionary	9.26%
Consumer Staples	5.59%
Energy	3.30%
Financials	22.50%
Health Care	7.47%
Industrials	19.78%
Information Technology	16.09%
Materials	5.62%
Real Estate	0.65%
Utilities	1.40%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	0.56%
Time DepositsFootnote Reference(a)	0.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019522
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class A
Trading Symbol	ALFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 9.13%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 14.41% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to domestic small- and mid-cap value stocks within its investments in the Lord Abbett Focused Small Cap Value Fund, the Lord Abbett Small Cap Value Fund, and the Lord Abbett Value Opportunities Fund was a notable detractor from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2015	$9,424	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,586	$10,325	$10,270	$10,226	$10,030
12/31/2015	$9,268	$9,807	$9,833	$9,706	$9,872
1/31/2016	$8,480	$8,944	$8,990	$8,997	$9,382
2/29/2016	$8,373	$8,944	$8,988	$9,066	$9,369
3/31/2016	$9,019	$9,658	$9,714	$9,767	$10,005
4/30/2016	$9,077	$9,810	$9,887	$9,880	$10,043
5/31/2016	$9,297	$10,030	$10,075	$10,048	$10,224
6/30/2016	$9,213	$10,024	$10,008	$10,003	$10,250
7/31/2016	$9,708	$10,623	$10,604	$10,504	$10,628
8/31/2016	$9,803	$10,811	$10,753	$10,646	$10,643
9/30/2016	$9,931	$10,931	$10,897	$10,701	$10,645
10/31/2016	$9,510	$10,411	$10,405	$10,303	$10,451
11/30/2016	$10,078	$11,572	$11,351	$11,372	$10,838
12/31/2016	$10,121	$11,896	$11,668	$11,706	$11,052
1/31/2017	$10,329	$11,943	$11,767	$11,748	$11,262
2/28/2017	$10,497	$12,174	$11,995	$11,928	$11,709
3/31/2017	$10,596	$12,190	$12,047	$11,924	$11,723
4/30/2017	$10,743	$12,324	$12,221	$12,137	$11,843
5/31/2017	$10,764	$12,073	$12,083	$11,916	$12,010
6/30/2017	$11,013	$12,490	$12,447	$12,212	$12,085
7/31/2017	$11,202	$12,583	$12,588	$12,307	$12,333
8/31/2017	$11,173	$12,423	$12,466	$12,106	$12,371
9/30/2017	$11,644	$13,198	$13,178	$12,809	$12,626
10/31/2017	$11,845	$13,311	$13,300	$12,959	$12,921
11/30/2017	$12,115	$13,694	$13,662	$13,310	$13,317
12/31/2017	$12,204	$13,639	$13,677	$13,285	$13,465
1/31/2018	$12,640	$13,995	$14,080	$13,606	$14,236
2/28/2018	$12,241	$13,454	$13,527	$13,024	$13,711
3/31/2018	$12,305	$13,628	$13,650	$13,139	$13,363
4/30/2018	$12,388	$13,745	$13,779	$13,205	$13,414
5/31/2018	$12,998	$14,580	$14,480	$13,836	$13,737
6/30/2018	$13,099	$14,684	$14,525	$13,918	$13,822
7/31/2018	$13,136	$14,940	$14,754	$14,159	$14,336
8/31/2018	$13,934	$15,584	$15,292	$14,659	$14,803
9/30/2018	$13,833	$15,209	$14,961	$14,329	$14,887
10/31/2018	$12,214	$13,557	$13,356	$12,903	$13,870
11/30/2018	$12,264	$13,773	$13,520	$13,086	$14,153
12/31/2018	$11,052	$12,137	$12,022	$11,580	$12,875
1/31/2019	$12,228	$13,502	$13,318	$12,834	$13,906
2/28/2019	$12,931	$14,204	$13,959	$13,435	$14,353
3/31/2019	$12,759	$13,907	$13,700	$13,143	$14,632
4/30/2019	$13,210	$14,379	$14,156	$13,665	$15,224
5/31/2019	$12,298	$13,261	$13,115	$12,587	$14,257
6/30/2019	$13,221	$14,198	$13,999	$13,462	$15,262
7/31/2019	$13,210	$14,280	$14,047	$13,560	$15,481
8/31/2019	$12,684	$13,575	$13,403	$12,917	$15,236
9/30/2019	$12,679	$13,857	$13,682	$13,305	$15,521
10/31/2019	$12,904	$14,222	$14,078	$13,559	$15,857
11/30/2019	$13,355	$14,808	$14,616	$14,006	$16,432
12/31/2019	$13,796	$15,235	$15,080	$14,380	$16,928
1/31/2020	$13,562	$14,746	$14,598	$13,864	$16,922
2/29/2020	$12,516	$13,505	$13,336	$12,527	$15,529
3/31/2020	$9,845	$10,571	$10,508	$9,651	$13,611
4/30/2020	$11,236	$12,023	$11,923	$10,949	$15,356
5/31/2020	$12,276	$12,805	$12,706	$11,543	$16,087
6/30/2020	$12,749	$13,258	$13,135	$11,820	$16,407
7/31/2020	$13,316	$13,625	$13,547	$12,219	$17,332
8/31/2020	$13,931	$14,392	$14,336	$12,747	$18,578
9/30/2020	$13,685	$13,911	$13,891	$12,254	$17,872
10/31/2020	$13,900	$14,203	$14,066	$12,559	$17,397
11/30/2020	$16,103	$16,821	$16,585	$14,639	$19,301
12/31/2020	$17,394	$18,276	$17,968	$15,780	$20,043
1/31/2021	$17,752	$19,195	$18,729	$16,200	$19,841
2/28/2021	$19,088	$20,392	$19,799	$17,633	$20,388
3/31/2021	$19,142	$20,597	$20,018	$18,297	$21,281
4/30/2021	$19,979	$21,029	$20,505	$18,926	$22,416
5/31/2021	$19,806	$21,072	$20,618	$19,181	$22,573
6/30/2021	$19,846	$21,481	$20,927	$19,055	$23,100
7/31/2021	$19,587	$20,705	$20,307	$18,735	$23,649
8/31/2021	$19,979	$21,168	$20,769	$19,098	$24,368
9/30/2021	$19,354	$20,544	$20,140	$18,615	$23,234
10/31/2021	$20,198	$21,418	$20,918	$19,414	$24,862
11/30/2021	$19,288	$20,525	$19,980	$18,828	$24,690
12/31/2021	$19,991	$20,984	$20,498	$19,714	$25,797
1/31/2022	$18,063	$18,964	$18,590	$18,427	$24,462
2/28/2022	$18,014	$19,166	$18,731	$18,634	$23,729
3/31/2022	$17,797	$19,405	$18,940	$18,677	$24,610
4/30/2022	$16,163	$17,482	$17,143	$17,257	$22,464
5/31/2022	$16,219	$17,508	$17,164	$17,505	$22,505
6/30/2022	$14,704	$16,068	$15,669	$15,948	$20,648
7/31/2022	$15,980	$17,746	$17,210	$17,435	$22,552
8/31/2022	$15,532	$17,382	$16,793	$16,845	$21,632
9/30/2022	$14,101	$15,717	$15,122	$15,261	$19,640
10/31/2022	$15,300	$17,447	$16,646	$17,002	$21,230
11/30/2022	$16,002	$17,854	$17,233	$17,737	$22,416
12/31/2022	$15,305	$16,696	$16,300	$16,762	$21,125
1/31/2023	$16,663	$18,323	$17,863	$18,307	$22,452
2/28/2023	$16,476	$18,013	$17,547	$18,076	$21,904
3/31/2023	$16,220	$17,153	$16,842	$17,224	$22,708
4/30/2023	$16,138	$16,844	$16,620	$16,890	$23,063
5/31/2023	$15,913	$16,689	$16,381	$16,520	$23,163
6/30/2023	$16,791	$18,046	$17,597	$17,914	$24,693
7/31/2023	$17,413	$19,149	$18,644	$18,825	$25,487
8/31/2023	$16,723	$18,191	$17,748	$18,158	$25,081
9/30/2023	$15,688	$17,120	$16,733	$17,221	$23,885
10/31/2023	$14,690	$15,953	$15,612	$16,221	$23,383
11/30/2023	$16,033	$17,396	$17,052	$17,535	$25,518
12/31/2023	$17,434	$19,522	$19,001	$19,360	$26,678
1/31/2024	$17,254	$18,763	$18,307	$18,839	$27,126
2/29/2024	$18,120	$19,824	$19,195	$19,653	$28,574
3/31/2024	$18,716	$20,533	$19,902	$20,489	$29,494
4/30/2024	$17,630	$19,088	$18,633	$19,261	$28,289
5/31/2024	$18,595	$20,046	$19,566	$20,149	$29,692
6/30/2024	$18,444	$19,860	$19,327	$19,796	$30,757
7/31/2024	$19,515	$21,878	$21,118	$21,505	$31,132
8/31/2024	$19,771	$21,551	$20,898	$21,321	$31,887
9/30/2024	$19,914	$21,702	$21,108	$21,427	$32,568
10/31/2024	$19,522	$21,388	$20,663	$21,062	$32,272
11/30/2024	$21,098	$23,735	$22,573	$23,128	$34,167
12/31/2024	$19,733	$21,774	$20,898	$21,417	$33,352
1/31/2025	$20,097	$22,345	$21,468	$22,062	$34,281
2/28/2025	$18,980	$21,150	$20,492	$21,018	$33,834
3/31/2025	$17,978	$19,710	$19,305	$19,774	$31,928
4/30/2025	$18,038	$19,255	$19,098	$19,143	$31,711
5/31/2025	$18,912	$20,283	$20,141	$20,120	$33,707
6/30/2025	$19,976	$21,386	$21,214	$20,976	$35,421
7/31/2025	$20,181	$21,757	$21,546	$21,232	$36,216
8/31/2025	$20,948	$23,311	$22,981	$22,474	$36,950
9/30/2025	$21,268	$24,036	$23,672	$22,517	$38,299
10/31/2025	$21,306	$24,471	$24,016	$22,343	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	9.13%	8.92%	8.50%
Class A with sales charge	2.86%	7.63%	7.86%
Russell 2000 Index	14.41%	11.50%	9.36%
S&P Developed Ex US Small 15% + Russell 2000 85%	16.23%	11.29%	9.16%
Lipper Small-Cap Core Category Funds Average	6.08%	12.21%	8.37%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 613,116,757
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$613,116,757
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	21.24%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.25%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.65%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.39%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	11.17%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.26%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019524
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class C
Trading Symbol	ALFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$124	1.19%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 8.26%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 14.41% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to domestic small- and mid-cap value stocks within its investments in the Lord Abbett Focused Small Cap Value Fund, the Lord Abbett Small Cap Value Fund, and the Lord Abbett Value Opportunities Fund was a notable detractor from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,168	$10,325	$10,270	$10,226	$10,030
12/31/2015	$9,820	$9,807	$9,833	$9,706	$9,872
1/31/2016	$8,979	$8,944	$8,990	$8,997	$9,382
2/29/2016	$8,861	$8,944	$8,988	$9,066	$9,369
3/31/2016	$9,537	$9,658	$9,714	$9,767	$10,005
4/30/2016	$9,593	$9,810	$9,887	$9,880	$10,043
5/31/2016	$9,820	$10,030	$10,075	$10,048	$10,224
6/30/2016	$9,729	$10,024	$10,008	$10,003	$10,250
7/31/2016	$10,243	$10,623	$10,604	$10,504	$10,628
8/31/2016	$10,335	$10,811	$10,753	$10,646	$10,643
9/30/2016	$10,466	$10,931	$10,897	$10,701	$10,645
10/31/2016	$10,012	$10,411	$10,405	$10,303	$10,451
11/30/2016	$10,605	$11,572	$11,351	$11,372	$10,838
12/31/2016	$10,647	$11,896	$11,668	$11,706	$11,052
1/31/2017	$10,860	$11,943	$11,767	$11,748	$11,262
2/28/2017	$11,028	$12,174	$11,995	$11,928	$11,709
3/31/2017	$11,122	$12,190	$12,047	$11,924	$11,723
4/30/2017	$11,271	$12,324	$12,221	$12,137	$11,843
5/31/2017	$11,286	$12,073	$12,083	$11,916	$12,010
6/30/2017	$11,543	$12,490	$12,447	$12,212	$12,085
7/31/2017	$11,731	$12,583	$12,588	$12,307	$12,333
8/31/2017	$11,691	$12,423	$12,466	$12,106	$12,371
9/30/2017	$12,181	$13,198	$13,178	$12,809	$12,626
10/31/2017	$12,384	$13,311	$13,300	$12,959	$12,921
11/30/2017	$12,656	$13,694	$13,662	$13,310	$13,317
12/31/2017	$12,744	$13,639	$13,677	$13,285	$13,465
1/31/2018	$13,185	$13,995	$14,080	$13,606	$14,236
2/28/2018	$12,767	$13,454	$13,527	$13,024	$13,711
3/31/2018	$12,823	$13,628	$13,650	$13,139	$13,363
4/30/2018	$12,902	$13,745	$13,779	$13,205	$13,414
5/31/2018	$13,529	$14,580	$14,480	$13,836	$13,737
6/30/2018	$13,625	$14,684	$14,525	$13,918	$13,822
7/31/2018	$13,653	$14,940	$14,754	$14,159	$14,336
8/31/2018	$14,473	$15,584	$15,292	$14,659	$14,803
9/30/2018	$14,360	$15,209	$14,961	$14,329	$14,887
10/31/2018	$12,671	$13,557	$13,356	$12,903	$13,870
11/30/2018	$12,716	$13,773	$13,520	$13,086	$14,153
12/31/2018	$11,447	$12,137	$12,022	$11,580	$12,875
1/31/2019	$12,666	$13,502	$13,318	$12,834	$13,906
2/28/2019	$13,380	$14,204	$13,959	$13,435	$14,353
3/31/2019	$13,198	$13,907	$13,700	$13,143	$14,632
4/30/2019	$13,649	$14,379	$14,156	$13,665	$15,224
5/31/2019	$12,700	$13,261	$13,115	$12,587	$14,257
6/30/2019	$13,649	$14,198	$13,999	$13,462	$15,262
7/31/2019	$13,629	$14,280	$14,047	$13,560	$15,481
8/31/2019	$13,077	$13,575	$13,403	$12,917	$15,236
9/30/2019	$13,064	$13,857	$13,682	$13,305	$15,521
10/31/2019	$13,286	$14,222	$14,078	$13,559	$15,857
11/30/2019	$13,744	$14,808	$14,616	$14,006	$16,432
12/31/2019	$14,189	$15,235	$15,080	$14,380	$16,928
1/31/2020	$13,941	$14,746	$14,598	$13,864	$16,922
2/29/2020	$12,857	$13,505	$13,336	$12,527	$15,529
3/31/2020	$10,113	$10,571	$10,508	$9,651	$13,611
4/30/2020	$11,525	$12,023	$11,923	$10,949	$15,356
5/31/2020	$12,586	$12,805	$12,706	$11,543	$16,087
6/30/2020	$13,064	$13,258	$13,135	$11,820	$16,407
7/31/2020	$13,630	$13,625	$13,547	$12,219	$17,332
8/31/2020	$14,253	$14,392	$14,336	$12,747	$18,578
9/30/2020	$13,997	$13,911	$13,891	$12,254	$17,872
10/31/2020	$14,213	$14,203	$14,066	$12,559	$17,397
11/30/2020	$16,454	$16,821	$16,585	$14,639	$19,301
12/31/2020	$17,756	$18,276	$17,968	$15,780	$20,043
1/31/2021	$18,105	$19,195	$18,729	$16,200	$19,841
2/28/2021	$19,467	$20,392	$19,799	$17,633	$20,388
3/31/2021	$19,502	$20,597	$20,018	$18,297	$21,281
4/30/2021	$20,349	$21,029	$20,505	$18,926	$22,416
5/31/2021	$20,157	$21,072	$20,618	$19,181	$22,573
6/30/2021	$20,183	$21,481	$20,927	$19,055	$23,100
7/31/2021	$19,912	$20,705	$20,307	$18,735	$23,649
8/31/2021	$20,296	$21,168	$20,769	$19,098	$24,368
9/30/2021	$19,650	$20,544	$20,140	$18,615	$23,234
10/31/2021	$20,488	$21,418	$20,918	$19,414	$24,862
11/30/2021	$19,554	$20,525	$19,980	$18,828	$24,690
12/31/2021	$20,259	$20,984	$20,498	$19,714	$25,797
1/31/2022	$18,291	$18,964	$18,590	$18,427	$24,462
2/28/2022	$18,226	$19,166	$18,731	$18,634	$23,729
3/31/2022	$18,004	$19,405	$18,940	$18,677	$24,610
4/30/2022	$16,333	$17,482	$17,143	$17,257	$22,464
5/31/2022	$16,380	$17,508	$17,164	$17,505	$22,505
6/30/2022	$14,839	$16,068	$15,669	$15,948	$20,648
7/31/2022	$16,120	$17,746	$17,210	$17,435	$22,552
8/31/2022	$15,656	$17,382	$16,793	$16,845	$21,632
9/30/2022	$14,208	$15,717	$15,122	$15,261	$19,640
10/31/2022	$15,405	$17,447	$16,646	$17,002	$21,230
11/30/2022	$16,101	$17,854	$17,233	$17,737	$22,416
12/31/2022	$15,388	$16,696	$16,300	$16,762	$21,125
1/31/2023	$16,752	$18,323	$17,863	$18,307	$22,452
2/28/2023	$16,550	$18,013	$17,547	$18,076	$21,904
3/31/2023	$16,278	$17,153	$16,842	$17,224	$22,708
4/30/2023	$16,187	$16,844	$16,620	$16,890	$23,063
5/31/2023	$15,954	$16,689	$16,381	$16,520	$23,163
6/30/2023	$16,823	$18,046	$17,597	$17,914	$24,693
7/31/2023	$17,440	$19,149	$18,644	$18,825	$25,487
8/31/2023	$16,742	$18,191	$17,748	$18,158	$25,081
9/30/2023	$15,681	$17,120	$16,733	$17,221	$23,885
10/31/2023	$14,681	$15,953	$15,612	$16,221	$23,383
11/30/2023	$16,015	$17,396	$17,052	$17,535	$25,518
12/31/2023	$17,398	$19,522	$19,001	$19,360	$26,678
1/31/2024	$17,205	$18,763	$18,307	$18,839	$27,126
2/29/2024	$18,068	$19,824	$19,195	$19,653	$28,574
3/31/2024	$18,647	$20,533	$19,902	$20,489	$29,494
4/30/2024	$17,550	$19,088	$18,633	$19,261	$28,289
5/31/2024	$18,505	$20,046	$19,566	$20,149	$29,692
6/30/2024	$18,342	$19,860	$19,327	$19,796	$30,757
7/31/2024	$19,389	$21,878	$21,118	$21,505	$31,132
8/31/2024	$19,632	$21,551	$20,898	$21,321	$31,887
9/30/2024	$19,764	$21,702	$21,108	$21,427	$32,568
10/31/2024	$19,368	$21,388	$20,663	$21,062	$32,272
11/30/2024	$20,912	$23,735	$22,573	$23,128	$34,167
12/31/2024	$19,554	$21,774	$20,898	$21,417	$33,352
1/31/2025	$19,892	$22,345	$21,468	$22,062	$34,281
2/28/2025	$18,785	$21,150	$20,492	$21,018	$33,834
3/31/2025	$17,780	$19,710	$19,305	$19,774	$31,928
4/30/2025	$17,821	$19,255	$19,098	$19,143	$31,711
5/31/2025	$18,682	$20,283	$20,141	$20,120	$33,707
6/30/2025	$19,718	$21,386	$21,214	$20,976	$35,421
7/31/2025	$19,902	$21,757	$21,546	$21,232	$36,216
8/31/2025	$20,651	$23,311	$22,981	$22,474	$36,950
9/30/2025	$20,958	$24,036	$23,672	$22,517	$38,299
10/31/2025	$20,969	$24,471	$24,016	$22,343	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	8.26%	8.09%	7.69%
Class C with sales charge	7.26%	8.09%	7.69%
Russell 2000 Index	14.41%	11.50%	9.36%
S&P Developed Ex US Small 15% + Russell 2000 85%	16.23%	11.29%	9.16%
Lipper Small-Cap Core Category Funds Average	6.08%	12.21%	8.37%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 613,116,757
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$613,116,757
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	21.24%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.25%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.65%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.39%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	11.17%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.26%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054925
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class F
Trading Symbol	ALFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 9.27%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 14.41% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to domestic small- and mid-cap value stocks within its investments in the Lord Abbett Focused Small Cap Value Fund, the Lord Abbett Small Cap Value Fund, and the Lord Abbett Value Opportunities Fund was a notable detractor from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,174	$10,325	$10,270	$10,226	$10,030
12/31/2015	$9,837	$9,807	$9,833	$9,706	$9,872
1/31/2016	$9,001	$8,944	$8,990	$8,997	$9,382
2/29/2016	$8,889	$8,944	$8,988	$9,066	$9,369
3/31/2016	$9,572	$9,658	$9,714	$9,767	$10,005
4/30/2016	$9,638	$9,810	$9,887	$9,880	$10,043
5/31/2016	$9,872	$10,030	$10,075	$10,048	$10,224
6/30/2016	$9,786	$10,024	$10,008	$10,003	$10,250
7/31/2016	$10,311	$10,623	$10,604	$10,504	$10,628
8/31/2016	$10,415	$10,811	$10,753	$10,646	$10,643
9/30/2016	$10,551	$10,931	$10,897	$10,701	$10,645
10/31/2016	$10,105	$10,411	$10,405	$10,303	$10,451
11/30/2016	$10,711	$11,572	$11,351	$11,372	$10,838
12/31/2016	$10,760	$11,896	$11,668	$11,706	$11,052
1/31/2017	$10,981	$11,943	$11,767	$11,748	$11,262
2/28/2017	$11,159	$12,174	$11,995	$11,928	$11,709
3/31/2017	$11,268	$12,190	$12,047	$11,924	$11,723
4/30/2017	$11,424	$12,324	$12,221	$12,137	$11,843
5/31/2017	$11,446	$12,073	$12,083	$11,916	$12,010
6/30/2017	$11,719	$12,490	$12,447	$12,212	$12,085
7/31/2017	$11,919	$12,583	$12,588	$12,307	$12,333
8/31/2017	$11,888	$12,423	$12,466	$12,106	$12,371
9/30/2017	$12,392	$13,198	$13,178	$12,809	$12,626
10/31/2017	$12,609	$13,311	$13,300	$12,959	$12,921
11/30/2017	$12,895	$13,694	$13,662	$13,310	$13,317
12/31/2017	$12,994	$13,639	$13,677	$13,285	$13,465
1/31/2018	$13,455	$13,995	$14,080	$13,606	$14,236
2/28/2018	$13,037	$13,454	$13,527	$13,024	$13,711
3/31/2018	$13,105	$13,628	$13,650	$13,139	$13,363
4/30/2018	$13,198	$13,745	$13,779	$13,205	$13,414
5/31/2018	$13,849	$14,580	$14,480	$13,836	$13,737
6/30/2018	$13,955	$14,684	$14,525	$13,918	$13,822
7/31/2018	$13,999	$14,940	$14,754	$14,159	$14,336
8/31/2018	$14,849	$15,584	$15,292	$14,659	$14,803
9/30/2018	$14,742	$15,209	$14,961	$14,329	$14,887
10/31/2018	$13,018	$13,557	$13,356	$12,903	$13,870
11/30/2018	$13,076	$13,773	$13,520	$13,086	$14,153
12/31/2018	$11,778	$12,137	$12,022	$11,580	$12,875
1/31/2019	$13,041	$13,502	$13,318	$12,834	$13,906
2/28/2019	$13,791	$14,204	$13,959	$13,435	$14,353
3/31/2019	$13,609	$13,907	$13,700	$13,143	$14,632
4/30/2019	$14,087	$14,379	$14,156	$13,665	$15,224
5/31/2019	$13,120	$13,261	$13,115	$12,587	$14,257
6/30/2019	$14,104	$14,198	$13,999	$13,462	$15,262
7/31/2019	$14,098	$14,280	$14,047	$13,560	$15,481
8/31/2019	$13,541	$13,575	$13,403	$12,917	$15,236
9/30/2019	$13,535	$13,857	$13,682	$13,305	$15,521
10/31/2019	$13,774	$14,222	$14,078	$13,559	$15,857
11/30/2019	$14,258	$14,808	$14,616	$14,006	$16,432
12/31/2019	$14,731	$15,235	$15,080	$14,380	$16,928
1/31/2020	$14,483	$14,746	$14,598	$13,864	$16,922
2/29/2020	$13,370	$13,505	$13,336	$12,527	$15,529
3/31/2020	$10,517	$10,571	$10,508	$9,651	$13,611
4/30/2020	$12,002	$12,023	$11,923	$10,949	$15,356
5/31/2020	$13,109	$12,805	$12,706	$11,543	$16,087
6/30/2020	$13,624	$13,258	$13,135	$11,820	$16,407
7/31/2020	$14,229	$13,625	$13,547	$12,219	$17,332
8/31/2020	$14,887	$14,392	$14,336	$12,747	$18,578
9/30/2020	$14,627	$13,911	$13,891	$12,254	$17,872
10/31/2020	$14,861	$14,203	$14,066	$12,559	$17,397
11/30/2020	$17,219	$16,821	$16,585	$14,639	$19,301
12/31/2020	$18,601	$18,276	$17,968	$15,780	$20,043
1/31/2021	$18,981	$19,195	$18,729	$16,200	$19,841
2/28/2021	$20,417	$20,392	$19,799	$17,633	$20,388
3/31/2021	$20,473	$20,597	$20,018	$18,297	$21,281
4/30/2021	$21,374	$21,029	$20,505	$18,926	$22,416
5/31/2021	$21,191	$21,072	$20,618	$19,181	$22,573
6/30/2021	$21,240	$21,481	$20,927	$19,055	$23,100
7/31/2021	$20,966	$20,705	$20,307	$18,735	$23,649
8/31/2021	$21,388	$21,168	$20,769	$19,098	$24,368
9/30/2021	$20,719	$20,544	$20,140	$18,615	$23,234
10/31/2021	$21,627	$21,418	$20,918	$19,414	$24,862
11/30/2021	$20,649	$20,525	$19,980	$18,828	$24,690
12/31/2021	$21,409	$20,984	$20,498	$19,714	$25,797
1/31/2022	$19,351	$18,964	$18,590	$18,427	$24,462
2/28/2022	$19,299	$19,166	$18,731	$18,634	$23,729
3/31/2022	$19,068	$19,405	$18,940	$18,677	$24,610
4/30/2022	$17,322	$17,482	$17,143	$17,257	$22,464
5/31/2022	$17,381	$17,508	$17,164	$17,505	$22,505
6/30/2022	$15,761	$16,068	$15,669	$15,948	$20,648
7/31/2022	$17,136	$17,746	$17,210	$17,435	$22,552
8/31/2022	$16,653	$17,382	$16,793	$16,845	$21,632
9/30/2022	$15,122	$15,717	$15,122	$15,261	$19,640
10/31/2022	$16,415	$17,447	$16,646	$17,002	$21,230
11/30/2022	$17,166	$17,854	$17,233	$17,737	$22,416
12/31/2022	$16,419	$16,696	$16,300	$16,762	$21,125
1/31/2023	$17,881	$18,323	$17,863	$18,307	$22,452
2/28/2023	$17,674	$18,013	$17,547	$18,076	$21,904
3/31/2023	$17,404	$17,153	$16,842	$17,224	$22,708
4/30/2023	$17,317	$16,844	$16,620	$16,890	$23,063
5/31/2023	$17,078	$16,689	$16,381	$16,520	$23,163
6/30/2023	$18,024	$18,046	$17,597	$17,914	$24,693
7/31/2023	$18,699	$19,149	$18,644	$18,825	$25,487
8/31/2023	$17,960	$18,191	$17,748	$18,158	$25,081
9/30/2023	$16,848	$17,120	$16,733	$17,221	$23,885
10/31/2023	$15,784	$15,953	$15,612	$16,221	$23,383
11/30/2023	$17,221	$17,396	$17,052	$17,535	$25,518
12/31/2023	$18,729	$19,522	$19,001	$19,360	$26,678
1/31/2024	$18,537	$18,763	$18,307	$18,839	$27,126
2/29/2024	$19,472	$19,824	$19,195	$19,653	$28,574
3/31/2024	$20,111	$20,533	$19,902	$20,489	$29,494
4/30/2024	$18,953	$19,088	$18,633	$19,261	$28,289
5/31/2024	$19,983	$20,046	$19,566	$20,149	$29,692
6/30/2024	$19,831	$19,860	$19,327	$19,796	$30,757
7/31/2024	$20,981	$21,878	$21,118	$21,505	$31,132
8/31/2024	$21,261	$21,551	$20,898	$21,321	$31,887
9/30/2024	$21,413	$21,702	$21,108	$21,427	$32,568
10/31/2024	$21,005	$21,388	$20,663	$21,062	$32,272
11/30/2024	$22,690	$23,735	$22,573	$23,128	$34,167
12/31/2024	$21,227	$21,774	$20,898	$21,417	$33,352
1/31/2025	$21,622	$22,345	$21,468	$22,062	$34,281
2/28/2025	$20,429	$21,150	$20,492	$21,018	$33,834
3/31/2025	$19,349	$19,710	$19,305	$19,774	$31,928
4/30/2025	$19,413	$19,255	$19,098	$19,143	$31,711
5/31/2025	$20,364	$20,283	$20,141	$20,120	$33,707
6/30/2025	$21,509	$21,386	$21,214	$20,976	$35,421
7/31/2025	$21,735	$21,757	$21,546	$21,232	$36,216
8/31/2025	$22,557	$23,311	$22,981	$22,474	$36,950
9/30/2025	$22,912	$24,036	$23,672	$22,517	$38,299
10/31/2025	$22,952	$24,471	$24,016	$22,343	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	9.27%	9.08%	8.66%
Russell 2000 Index	14.41%	11.50%	9.36%
S&P Developed Ex US Small 15% + Russell 2000 85%	16.23%	11.29%	9.16%
Lipper Small-Cap Core Category Funds Average	6.08%	12.21%	8.37%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 613,116,757
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$613,116,757
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	21.24%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.25%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.65%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.39%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	11.17%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.26%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000184531
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class F3
Trading Symbol	ALFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 9.48%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 14.41% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to domestic small- and mid-cap value stocks within its investments in the Lord Abbett Focused Small Cap Value Fund, the Lord Abbett Small Cap Value Fund, and the Lord Abbett Value Opportunities Fund was a notable detractor from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,218	$10,240	$10,257	$10,298	$10,112
5/31/2017	$10,241	$10,032	$10,142	$10,110	$10,254
6/30/2017	$10,486	$10,378	$10,447	$10,361	$10,318
7/31/2017	$10,665	$10,455	$10,566	$10,442	$10,530
8/31/2017	$10,639	$10,322	$10,464	$10,271	$10,562
9/30/2017	$11,094	$10,967	$11,061	$10,868	$10,780
10/31/2017	$11,289	$11,060	$11,164	$10,995	$11,032
11/30/2017	$11,545	$11,379	$11,467	$11,293	$11,370
12/31/2017	$11,636	$11,333	$11,479	$11,271	$11,496
1/31/2018	$12,055	$11,629	$11,818	$11,544	$12,155
2/28/2018	$11,679	$11,179	$11,354	$11,051	$11,707
3/31/2018	$11,743	$11,323	$11,457	$11,148	$11,409
4/30/2018	$11,824	$11,421	$11,565	$11,204	$11,453
5/31/2018	$12,410	$12,115	$12,154	$11,739	$11,729
6/30/2018	$12,508	$12,201	$12,191	$11,808	$11,801
7/31/2018	$12,551	$12,414	$12,383	$12,014	$12,240
8/31/2018	$13,311	$12,949	$12,835	$12,437	$12,639
9/30/2018	$13,222	$12,638	$12,557	$12,157	$12,711
10/31/2018	$11,675	$11,265	$11,210	$10,948	$11,842
11/30/2018	$11,730	$11,444	$11,348	$11,103	$12,083
12/31/2018	$10,570	$10,085	$10,091	$9,825	$10,992
1/31/2019	$11,704	$11,219	$11,179	$10,889	$11,873
2/28/2019	$12,374	$11,803	$11,716	$11,399	$12,254
3/31/2019	$12,214	$11,556	$11,499	$11,151	$12,493
4/30/2019	$12,648	$11,948	$11,882	$11,594	$12,998
5/31/2019	$11,779	$11,019	$11,008	$10,679	$12,172
6/30/2019	$12,668	$11,798	$11,750	$11,422	$13,030
7/31/2019	$12,663	$11,866	$11,790	$11,505	$13,218
8/31/2019	$12,164	$11,280	$11,249	$10,960	$13,008
9/30/2019	$12,159	$11,514	$11,484	$11,288	$13,252
10/31/2019	$12,379	$11,818	$11,816	$11,504	$13,539
11/30/2019	$12,813	$12,304	$12,268	$11,883	$14,030
12/31/2019	$13,238	$12,659	$12,657	$12,201	$14,453
1/31/2020	$13,022	$12,253	$12,252	$11,763	$14,448
2/29/2020	$12,018	$11,221	$11,194	$10,629	$13,258
3/31/2020	$9,458	$8,783	$8,820	$8,188	$11,621
4/30/2020	$10,792	$9,990	$10,007	$9,289	$13,111
5/31/2020	$11,796	$10,640	$10,664	$9,794	$13,735
6/30/2020	$12,258	$11,016	$11,025	$10,028	$14,008
7/31/2020	$12,805	$11,321	$11,371	$10,368	$14,798
8/31/2020	$13,398	$11,959	$12,032	$10,815	$15,862
9/30/2020	$13,170	$11,559	$11,660	$10,397	$15,259
10/31/2020	$13,381	$11,801	$11,806	$10,656	$14,853
11/30/2020	$15,507	$13,977	$13,920	$12,420	$16,479
12/31/2020	$16,753	$15,186	$15,081	$13,389	$17,113
1/31/2021	$17,097	$15,950	$15,720	$13,745	$16,940
2/28/2021	$18,396	$16,944	$16,618	$14,961	$17,407
3/31/2021	$18,445	$17,114	$16,801	$15,524	$18,169
4/30/2021	$19,264	$17,473	$17,211	$16,058	$19,139
5/31/2021	$19,098	$17,510	$17,306	$16,275	$19,273
6/30/2021	$19,147	$17,849	$17,565	$16,167	$19,723
7/31/2021	$18,901	$17,204	$17,044	$15,896	$20,191
8/31/2021	$19,288	$17,589	$17,432	$16,204	$20,805
9/30/2021	$18,691	$17,070	$16,904	$15,794	$19,838
10/31/2021	$19,510	$17,797	$17,557	$16,472	$21,227
11/30/2021	$18,630	$17,055	$16,770	$15,974	$21,080
12/31/2021	$19,321	$17,436	$17,205	$16,726	$22,025
1/31/2022	$17,463	$15,757	$15,603	$15,634	$20,885
2/28/2022	$17,418	$15,926	$15,722	$15,810	$20,260
3/31/2022	$17,216	$16,124	$15,897	$15,846	$21,012
4/30/2022	$15,637	$14,526	$14,389	$14,641	$19,180
5/31/2022	$15,696	$14,548	$14,407	$14,852	$19,215
6/30/2022	$14,234	$13,351	$13,152	$13,531	$17,629
7/31/2022	$15,475	$14,745	$14,445	$14,793	$19,254
8/31/2022	$15,046	$14,443	$14,095	$14,293	$18,469
9/30/2022	$13,662	$13,059	$12,692	$12,948	$16,768
10/31/2022	$14,832	$14,497	$13,971	$14,426	$18,126
11/30/2022	$15,514	$14,836	$14,464	$15,049	$19,139
12/31/2022	$14,840	$13,873	$13,681	$14,222	$18,036
1/31/2023	$16,168	$15,225	$14,993	$15,532	$19,169
2/28/2023	$15,987	$14,968	$14,728	$15,337	$18,702
3/31/2023	$15,744	$14,253	$14,136	$14,614	$19,388
4/30/2023	$15,667	$13,996	$13,950	$14,331	$19,691
5/31/2023	$15,452	$13,867	$13,749	$14,017	$19,777
6/30/2023	$16,307	$14,994	$14,770	$15,199	$21,083
7/31/2023	$16,919	$15,911	$15,648	$15,972	$21,761
8/31/2023	$16,258	$15,115	$14,897	$15,406	$21,414
9/30/2023	$15,250	$14,225	$14,044	$14,611	$20,393
10/31/2023	$14,291	$13,255	$13,104	$13,763	$19,964
11/30/2023	$15,598	$14,455	$14,312	$14,877	$21,788
12/31/2023	$16,960	$16,221	$15,948	$16,426	$22,777
1/31/2024	$16,785	$15,590	$15,365	$15,984	$23,160
2/29/2024	$17,639	$16,472	$16,111	$16,675	$24,397
3/31/2024	$18,227	$17,061	$16,705	$17,384	$25,182
4/30/2024	$17,170	$15,861	$15,640	$16,342	$24,153
5/31/2024	$18,115	$16,656	$16,423	$17,096	$25,351
6/30/2024	$17,975	$16,502	$16,222	$16,796	$26,260
7/31/2024	$19,025	$18,179	$17,725	$18,246	$26,580
8/31/2024	$19,277	$17,907	$17,541	$18,089	$27,225
9/30/2024	$19,424	$18,033	$17,717	$18,179	$27,806
10/31/2024	$19,053	$17,772	$17,343	$17,870	$27,554
11/30/2024	$20,586	$19,722	$18,946	$19,623	$29,172
12/31/2024	$19,268	$18,093	$17,540	$18,171	$28,476
1/31/2025	$19,621	$18,567	$18,019	$16,828	$29,269
2/28/2025	$18,540	$17,574	$17,200	$16,032	$28,887
3/31/2025	$17,564	$16,378	$16,204	$15,084	$27,260
4/30/2025	$17,628	$15,999	$16,030	$14,602	$27,075
5/31/2025	$18,490	$16,854	$16,905	$15,346	$28,779
6/30/2025	$19,530	$17,770	$17,806	$16,000	$30,243
7/31/2025	$19,742	$18,078	$18,084	$16,194	$30,921
8/31/2025	$20,498	$19,370	$19,288	$17,142	$31,548
9/30/2025	$20,816	$19,972	$19,869	$17,175	$32,700
10/31/2025	$20,859	$20,334	$20,158	$17,042	$33,465

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	9.48%	9.29%	8.95%
Russell 2000 Index	14.41%	11.50%	8.63%
S&P Developed Ex US Small 15% + Russell 2000 85%	16.23%	11.29%	8.52%
Lipper Small-Cap Core Category Funds Average	6.08%	12.21%	7.74%
S&P 500 Index	21.45%	17.64%	15.13%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 613,116,757
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$613,116,757
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	21.24%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.25%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.65%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.39%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	11.17%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.26%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019521
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class I
Trading Symbol	ALFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 9.39%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 14.41% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to domestic small- and mid-cap value stocks within its investments in the Lord Abbett Focused Small Cap Value Fund, the Lord Abbett Small Cap Value Fund, and the Lord Abbett Value Opportunities Fund was a notable detractor from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,175	$10,325	$10,270	$10,226	$10,030
12/31/2015	$9,839	$9,807	$9,833	$9,706	$9,872
1/31/2016	$9,006	$8,944	$8,990	$8,997	$9,382
2/29/2016	$8,894	$8,944	$8,988	$9,066	$9,369
3/31/2016	$9,578	$9,658	$9,714	$9,767	$10,005
4/30/2016	$9,643	$9,810	$9,887	$9,880	$10,043
5/31/2016	$9,881	$10,030	$10,075	$10,048	$10,224
6/30/2016	$9,793	$10,024	$10,008	$10,003	$10,250
7/31/2016	$10,323	$10,623	$10,604	$10,504	$10,628
8/31/2016	$10,426	$10,811	$10,753	$10,646	$10,643
9/30/2016	$10,565	$10,931	$10,897	$10,701	$10,645
10/31/2016	$10,115	$10,411	$10,405	$10,303	$10,451
11/30/2016	$10,726	$11,572	$11,351	$11,372	$10,838
12/31/2016	$10,775	$11,896	$11,668	$11,706	$11,052
1/31/2017	$10,998	$11,943	$11,767	$11,748	$11,262
2/28/2017	$11,178	$12,174	$11,995	$11,928	$11,709
3/31/2017	$11,285	$12,190	$12,047	$11,924	$11,723
4/30/2017	$11,443	$12,324	$12,221	$12,137	$11,843
5/31/2017	$11,465	$12,073	$12,083	$11,916	$12,010
6/30/2017	$11,739	$12,490	$12,447	$12,212	$12,085
7/31/2017	$11,940	$12,583	$12,588	$12,307	$12,333
8/31/2017	$11,910	$12,423	$12,466	$12,106	$12,371
9/30/2017	$12,420	$13,198	$13,178	$12,809	$12,626
10/31/2017	$12,634	$13,311	$13,300	$12,959	$12,921
11/30/2017	$12,925	$13,694	$13,662	$13,310	$13,317
12/31/2017	$13,023	$13,639	$13,677	$13,285	$13,465
1/31/2018	$13,487	$13,995	$14,080	$13,606	$14,236
2/28/2018	$13,071	$13,454	$13,527	$13,024	$13,711
3/31/2018	$13,138	$13,628	$13,650	$13,139	$13,363
4/30/2018	$13,233	$13,745	$13,779	$13,205	$13,414
5/31/2018	$13,884	$14,580	$14,480	$13,836	$13,737
6/30/2018	$13,994	$14,684	$14,525	$13,918	$13,822
7/31/2018	$14,038	$14,940	$14,754	$14,159	$14,336
8/31/2018	$14,889	$15,584	$15,292	$14,659	$14,803
9/30/2018	$14,789	$15,209	$14,961	$14,329	$14,887
10/31/2018	$13,061	$13,557	$13,356	$12,903	$13,870
11/30/2018	$13,119	$13,773	$13,520	$13,086	$14,153
12/31/2018	$11,821	$12,137	$12,022	$11,580	$12,875
1/31/2019	$13,086	$13,502	$13,318	$12,834	$13,906
2/28/2019	$13,835	$14,204	$13,959	$13,435	$14,353
3/31/2019	$13,656	$13,907	$13,700	$13,143	$14,632
4/30/2019	$14,137	$14,379	$14,156	$13,665	$15,224
5/31/2019	$13,169	$13,261	$13,115	$12,587	$14,257
6/30/2019	$14,160	$14,198	$13,999	$13,462	$15,262
7/31/2019	$14,154	$14,280	$14,047	$13,560	$15,481
8/31/2019	$13,595	$13,575	$13,403	$12,917	$15,236
9/30/2019	$13,589	$13,857	$13,682	$13,305	$15,521
10/31/2019	$13,830	$14,222	$14,078	$13,559	$15,857
11/30/2019	$14,316	$14,808	$14,616	$14,006	$16,432
12/31/2019	$14,792	$15,235	$15,080	$14,380	$16,928
1/31/2020	$14,550	$14,746	$14,598	$13,864	$16,922
2/29/2020	$13,425	$13,505	$13,336	$12,527	$15,529
3/31/2020	$10,564	$10,571	$10,508	$9,651	$13,611
4/30/2020	$12,052	$12,023	$11,923	$10,949	$15,356
5/31/2020	$13,176	$12,805	$12,706	$11,543	$16,087
6/30/2020	$13,687	$13,258	$13,135	$11,820	$16,407
7/31/2020	$14,294	$13,625	$13,547	$12,219	$17,332
8/31/2020	$14,965	$14,392	$14,336	$12,747	$18,578
9/30/2020	$14,703	$13,911	$13,891	$12,254	$17,872
10/31/2020	$14,939	$14,203	$14,066	$12,559	$17,397
11/30/2020	$17,309	$16,821	$16,585	$14,639	$19,301
12/31/2020	$18,697	$18,276	$17,968	$15,780	$20,043
1/31/2021	$19,083	$19,195	$18,729	$16,200	$19,841
2/28/2021	$20,531	$20,392	$19,799	$17,633	$20,388
3/31/2021	$20,586	$20,597	$20,018	$18,297	$21,281
4/30/2021	$21,496	$21,029	$20,505	$18,926	$22,416
5/31/2021	$21,310	$21,072	$20,618	$19,181	$22,573
6/30/2021	$21,365	$21,481	$20,927	$19,055	$23,100
7/31/2021	$21,089	$20,705	$20,307	$18,735	$23,649
8/31/2021	$21,517	$21,168	$20,769	$19,098	$24,368
9/30/2021	$20,848	$20,544	$20,140	$18,615	$23,234
10/31/2021	$21,758	$21,418	$20,918	$19,414	$24,862
11/30/2021	$20,779	$20,525	$19,980	$18,828	$24,690
12/31/2021	$21,548	$20,984	$20,498	$19,714	$25,797
1/31/2022	$19,474	$18,964	$18,590	$18,427	$24,462
2/28/2022	$19,423	$19,166	$18,731	$18,634	$23,729
3/31/2022	$19,190	$19,405	$18,940	$18,677	$24,610
4/30/2022	$17,436	$17,482	$17,143	$17,257	$22,464
5/31/2022	$17,502	$17,508	$17,164	$17,505	$22,505
6/30/2022	$15,864	$16,068	$15,669	$15,948	$20,648
7/31/2022	$17,247	$17,746	$17,210	$17,435	$22,552
8/31/2022	$16,767	$17,382	$16,793	$16,845	$21,632
9/30/2022	$15,231	$15,717	$15,122	$15,261	$19,640
10/31/2022	$16,527	$17,447	$16,646	$17,002	$21,230
11/30/2022	$17,291	$17,854	$17,233	$17,737	$22,416
12/31/2022	$16,540	$16,696	$16,300	$16,762	$21,125
1/31/2023	$18,012	$18,323	$17,863	$18,307	$22,452
2/28/2023	$17,809	$18,013	$17,547	$18,076	$21,904
3/31/2023	$17,537	$17,153	$16,842	$17,224	$22,708
4/30/2023	$17,451	$16,844	$16,620	$16,890	$23,063
5/31/2023	$17,210	$16,689	$16,381	$16,520	$23,163
6/30/2023	$18,160	$18,046	$17,597	$17,914	$24,693
7/31/2023	$18,845	$19,149	$18,644	$18,825	$25,487
8/31/2023	$18,105	$18,191	$17,748	$18,158	$25,081
9/30/2023	$16,984	$17,120	$16,733	$17,221	$23,885
10/31/2023	$15,909	$15,953	$15,612	$16,221	$23,383
11/30/2023	$17,365	$17,396	$17,052	$17,535	$25,518
12/31/2023	$18,880	$19,522	$19,001	$19,360	$26,678
1/31/2024	$18,692	$18,763	$18,307	$18,839	$27,126
2/29/2024	$19,641	$19,824	$19,195	$19,653	$28,574
3/31/2024	$20,284	$20,533	$19,902	$20,489	$29,494
4/30/2024	$19,116	$19,088	$18,633	$19,261	$28,289
5/31/2024	$20,166	$20,046	$19,566	$20,149	$29,692
6/30/2024	$20,002	$19,860	$19,327	$19,796	$30,757
7/31/2024	$21,170	$21,878	$21,118	$21,505	$31,132
8/31/2024	$21,452	$21,551	$20,898	$21,321	$31,887
9/30/2024	$21,609	$21,702	$21,108	$21,427	$32,568
10/31/2024	$21,193	$21,388	$20,663	$21,062	$32,272
11/30/2024	$22,903	$23,735	$22,573	$23,128	$34,167
12/31/2024	$21,434	$21,774	$20,898	$21,417	$33,352
1/31/2025	$21,830	$22,345	$21,468	$22,062	$34,281
2/28/2025	$20,618	$21,150	$20,492	$21,018	$33,834
3/31/2025	$19,533	$19,710	$19,305	$19,774	$31,928
4/30/2025	$19,604	$19,255	$19,098	$19,143	$31,711
5/31/2025	$20,562	$20,283	$20,141	$20,120	$33,707
6/30/2025	$21,719	$21,386	$21,214	$20,976	$35,421
7/31/2025	$21,949	$21,757	$21,546	$21,232	$36,216
8/31/2025	$22,788	$23,311	$22,981	$22,474	$36,950
9/30/2025	$23,145	$24,036	$23,672	$22,517	$38,299
10/31/2025	$23,184	$24,471	$24,016	$22,343	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	9.39%	9.19%	8.77%
Russell 2000 Index	14.41%	11.50%	9.36%
S&P Developed Ex US Small 15% + Russell 2000 85%	16.23%	11.29%	9.16%
Lipper Small-Cap Core Category Funds Average	6.08%	12.21%	8.37%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 613,116,757
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$613,116,757
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	21.24%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.25%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.65%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.39%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	11.17%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.26%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054926
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class R2
Trading Symbol	ALFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 8.69%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 14.41% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to domestic small- and mid-cap value stocks within its investments in the Lord Abbett Focused Small Cap Value Fund, the Lord Abbett Small Cap Value Fund, and the Lord Abbett Value Opportunities Fund was a notable detractor from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,168	$10,325	$10,270	$10,226	$10,030
12/31/2015	$9,827	$9,807	$9,833	$9,706	$9,872
1/31/2016	$8,989	$8,944	$8,990	$8,997	$9,382
2/29/2016	$8,874	$8,944	$8,988	$9,066	$9,369
3/31/2016	$9,553	$9,658	$9,714	$9,767	$10,005
4/30/2016	$9,616	$9,810	$9,887	$9,880	$10,043
5/31/2016	$9,847	$10,030	$10,075	$10,048	$10,224
6/30/2016	$9,755	$10,024	$10,008	$10,003	$10,250
7/31/2016	$10,275	$10,623	$10,604	$10,504	$10,628
8/31/2016	$10,371	$10,811	$10,753	$10,646	$10,643
9/30/2016	$10,505	$10,931	$10,897	$10,701	$10,645
10/31/2016	$10,057	$10,411	$10,405	$10,303	$10,451
11/30/2016	$10,656	$11,572	$11,351	$11,372	$10,838
12/31/2016	$10,699	$11,896	$11,668	$11,706	$11,052
1/31/2017	$10,912	$11,943	$11,767	$11,748	$11,262
2/28/2017	$11,085	$12,174	$11,995	$11,928	$11,709
3/31/2017	$11,188	$12,190	$12,047	$11,924	$11,723
4/30/2017	$11,339	$12,324	$12,221	$12,137	$11,843
5/31/2017	$11,357	$12,073	$12,083	$11,916	$12,010
6/30/2017	$11,619	$12,490	$12,447	$12,212	$12,085
7/31/2017	$11,815	$12,583	$12,588	$12,307	$12,333
8/31/2017	$11,779	$12,423	$12,466	$12,106	$12,371
9/30/2017	$12,277	$13,198	$13,178	$12,809	$12,626
10/31/2017	$12,482	$13,311	$13,300	$12,959	$12,921
11/30/2017	$12,762	$13,694	$13,662	$13,310	$13,317
12/31/2017	$12,854	$13,639	$13,677	$13,285	$13,465
1/31/2018	$13,309	$13,995	$14,080	$13,606	$14,236
2/28/2018	$12,884	$13,454	$13,527	$13,024	$13,711
3/31/2018	$12,949	$13,628	$13,650	$13,139	$13,363
4/30/2018	$13,034	$13,745	$13,779	$13,205	$13,414
5/31/2018	$13,669	$14,580	$14,480	$13,836	$13,737
6/30/2018	$13,769	$14,684	$14,525	$13,918	$13,822
7/31/2018	$13,804	$14,940	$14,754	$14,159	$14,336
8/31/2018	$14,639	$15,584	$15,292	$14,659	$14,803
9/30/2018	$14,529	$15,209	$14,961	$14,329	$14,887
10/31/2018	$12,824	$13,557	$13,356	$12,903	$13,870
11/30/2018	$12,874	$13,773	$13,520	$13,086	$14,153
12/31/2018	$11,594	$12,137	$12,022	$11,580	$12,875
1/31/2019	$12,833	$13,502	$13,318	$12,834	$13,906
2/28/2019	$13,563	$14,204	$13,959	$13,435	$14,353
3/31/2019	$13,376	$13,907	$13,700	$13,143	$14,632
4/30/2019	$13,843	$14,379	$14,156	$13,665	$15,224
5/31/2019	$12,885	$13,261	$13,115	$12,587	$14,257
6/30/2019	$13,849	$14,198	$13,999	$13,462	$15,262
7/31/2019	$13,837	$14,280	$14,047	$13,560	$15,481
8/31/2019	$13,282	$13,575	$13,403	$12,917	$15,236
9/30/2019	$13,271	$13,857	$13,682	$13,305	$15,521
10/31/2019	$13,498	$14,222	$14,078	$13,559	$15,857
11/30/2019	$13,966	$14,808	$14,616	$14,006	$16,432
12/31/2019	$14,428	$15,235	$15,080	$14,380	$16,928
1/31/2020	$14,179	$14,746	$14,598	$13,864	$16,922
2/29/2020	$13,081	$13,505	$13,336	$12,527	$15,529
3/31/2020	$10,286	$10,571	$10,508	$9,651	$13,611
4/30/2020	$11,734	$12,023	$11,923	$10,949	$15,356
5/31/2020	$12,812	$12,805	$12,706	$11,543	$16,087
6/30/2020	$13,310	$13,258	$13,135	$11,820	$16,407
7/31/2020	$13,889	$13,625	$13,547	$12,219	$17,332
8/31/2020	$14,529	$14,392	$14,336	$12,747	$18,578
9/30/2020	$14,273	$13,911	$13,891	$12,254	$17,872
10/31/2020	$14,496	$14,203	$14,066	$12,559	$17,397
11/30/2020	$16,786	$16,821	$16,585	$14,639	$19,301
12/31/2020	$18,123	$18,276	$17,968	$15,780	$20,043
1/31/2021	$18,495	$19,195	$18,729	$16,200	$19,841
2/28/2021	$19,879	$20,392	$19,799	$17,633	$20,388
3/31/2021	$19,930	$20,597	$20,018	$18,297	$21,281
4/30/2021	$20,797	$21,029	$20,505	$18,926	$22,416
5/31/2021	$20,608	$21,072	$20,618	$19,181	$22,573
6/30/2021	$20,644	$21,481	$20,927	$19,055	$23,100
7/31/2021	$20,367	$20,705	$20,307	$18,735	$23,649
8/31/2021	$20,768	$21,168	$20,769	$19,098	$24,368
9/30/2021	$20,120	$20,544	$20,140	$18,615	$23,234
10/31/2021	$20,987	$21,418	$20,918	$19,414	$24,862
11/30/2021	$20,032	$20,525	$19,980	$18,828	$24,690
12/31/2021	$20,754	$20,984	$20,498	$19,714	$25,797
1/31/2022	$18,753	$18,964	$18,590	$18,427	$24,462
2/28/2022	$18,691	$19,166	$18,731	$18,634	$23,729
3/31/2022	$18,461	$19,405	$18,940	$18,677	$24,610
4/30/2022	$16,766	$17,482	$17,143	$17,257	$22,464
5/31/2022	$16,820	$17,508	$17,164	$17,505	$22,505
6/30/2022	$15,240	$16,068	$15,669	$15,948	$20,648
7/31/2022	$16,559	$17,746	$17,210	$17,435	$22,552
8/31/2022	$16,091	$17,382	$16,793	$16,845	$21,632
9/30/2022	$14,603	$15,717	$15,122	$15,261	$19,640
10/31/2022	$15,846	$17,447	$16,646	$17,002	$21,230
11/30/2022	$16,567	$17,854	$17,233	$17,737	$22,416
12/31/2022	$15,835	$16,696	$16,300	$16,762	$21,125
1/31/2023	$17,238	$18,323	$17,863	$18,307	$22,452
2/28/2023	$17,041	$18,013	$17,547	$18,076	$21,904
3/31/2023	$16,770	$17,153	$16,842	$17,224	$22,708
4/30/2023	$16,680	$16,844	$16,620	$16,890	$23,063
5/31/2023	$16,442	$16,689	$16,381	$16,520	$23,163
6/30/2023	$17,337	$18,046	$17,597	$17,914	$24,693
7/31/2023	$17,985	$19,149	$18,644	$18,825	$25,487
8/31/2023	$17,271	$18,191	$17,748	$18,158	$25,081
9/30/2023	$16,188	$17,120	$16,733	$17,221	$23,885
10/31/2023	$15,161	$15,953	$15,612	$16,221	$23,383
11/30/2023	$16,541	$17,396	$17,052	$17,535	$25,518
12/31/2023	$17,976	$19,522	$19,001	$19,360	$26,678
1/31/2024	$17,786	$18,763	$18,307	$18,839	$27,126
2/29/2024	$18,677	$19,824	$19,195	$19,653	$28,574
3/31/2024	$19,287	$20,533	$19,902	$20,489	$29,494
4/30/2024	$18,157	$19,088	$18,633	$19,261	$28,289
5/31/2024	$19,146	$20,046	$19,566	$20,149	$29,692
6/30/2024	$18,982	$19,860	$19,327	$19,796	$30,757
7/31/2024	$20,078	$21,878	$21,118	$21,505	$31,132
8/31/2024	$20,333	$21,551	$20,898	$21,321	$31,887
9/30/2024	$20,482	$21,702	$21,108	$21,427	$32,568
10/31/2024	$20,078	$21,388	$20,663	$21,062	$32,272
11/30/2024	$21,685	$23,735	$22,573	$23,128	$34,167
12/31/2024	$20,278	$21,774	$20,898	$21,417	$33,352
1/31/2025	$20,643	$22,345	$21,468	$22,062	$34,281
2/28/2025	$19,489	$21,150	$20,492	$21,018	$33,834
3/31/2025	$18,459	$19,710	$19,305	$19,774	$31,928
4/30/2025	$18,517	$19,255	$19,098	$19,143	$31,711
5/31/2025	$19,406	$20,283	$20,141	$20,120	$33,707
6/30/2025	$20,485	$21,386	$21,214	$20,976	$35,421
7/31/2025	$20,693	$21,757	$21,546	$21,232	$36,216
8/31/2025	$21,473	$23,311	$22,981	$22,474	$36,950
9/30/2025	$21,797	$24,036	$23,672	$22,517	$38,299
10/31/2025	$21,822	$24,471	$24,016	$22,343	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	8.69%	8.53%	8.12%
Russell 2000 Index	14.41%	11.50%	9.36%
S&P Developed Ex US Small 15% + Russell 2000 85%	16.23%	11.29%	9.16%
Lipper Small-Cap Core Category Funds Average	6.08%	12.21%	8.37%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 613,116,757
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$613,116,757
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	21.24%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.25%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.65%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.39%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	11.17%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.26%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054927
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class R3
Trading Symbol	ALFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 8.83%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 14.41% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to domestic small- and mid-cap value stocks within its investments in the Lord Abbett Focused Small Cap Value Fund, the Lord Abbett Small Cap Value Fund, and the Lord Abbett Value Opportunities Fund was a notable detractor from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,171	$10,325	$10,270	$10,226	$10,030
12/31/2015	$9,831	$9,807	$9,833	$9,706	$9,872
1/31/2016	$8,993	$8,944	$8,990	$8,997	$9,382
2/29/2016	$8,878	$8,944	$8,988	$9,066	$9,369
3/31/2016	$9,558	$9,658	$9,714	$9,767	$10,005
4/30/2016	$9,621	$9,810	$9,887	$9,880	$10,043
5/31/2016	$9,851	$10,030	$10,075	$10,048	$10,224
6/30/2016	$9,764	$10,024	$10,008	$10,003	$10,250
7/31/2016	$10,282	$10,623	$10,604	$10,504	$10,628
8/31/2016	$10,381	$10,811	$10,753	$10,646	$10,643
9/30/2016	$10,515	$10,931	$10,897	$10,701	$10,645
10/31/2016	$10,068	$10,411	$10,405	$10,303	$10,451
11/30/2016	$10,669	$11,572	$11,351	$11,372	$10,838
12/31/2016	$10,712	$11,896	$11,668	$11,706	$11,052
1/31/2017	$10,929	$11,943	$11,767	$11,748	$11,262
2/28/2017	$11,101	$12,174	$11,995	$11,928	$11,709
3/31/2017	$11,203	$12,190	$12,047	$11,924	$11,723
4/30/2017	$11,358	$12,324	$12,221	$12,137	$11,843
5/31/2017	$11,376	$12,073	$12,083	$11,916	$12,010
6/30/2017	$11,641	$12,490	$12,447	$12,212	$12,085
7/31/2017	$11,836	$12,583	$12,588	$12,307	$12,333
8/31/2017	$11,805	$12,423	$12,466	$12,106	$12,371
9/30/2017	$12,301	$13,198	$13,178	$12,809	$12,626
10/31/2017	$12,509	$13,311	$13,300	$12,959	$12,921
11/30/2017	$12,793	$13,694	$13,662	$13,310	$13,317
12/31/2017	$12,885	$13,639	$13,677	$13,285	$13,465
1/31/2018	$13,338	$13,995	$14,080	$13,606	$14,236
2/28/2018	$12,920	$13,454	$13,527	$13,024	$13,711
3/31/2018	$12,984	$13,628	$13,650	$13,139	$13,363
4/30/2018	$13,069	$13,745	$13,779	$13,205	$13,414
5/31/2018	$13,711	$14,580	$14,480	$13,836	$13,737
6/30/2018	$13,810	$14,684	$14,525	$13,918	$13,822
7/31/2018	$13,850	$14,940	$14,754	$14,159	$14,336
8/31/2018	$14,681	$15,584	$15,292	$14,659	$14,803
9/30/2018	$14,576	$15,209	$14,961	$14,329	$14,887
10/31/2018	$12,865	$13,557	$13,356	$12,903	$13,870
11/30/2018	$12,920	$13,773	$13,520	$13,086	$14,153
12/31/2018	$11,634	$12,137	$12,022	$11,580	$12,875
1/31/2019	$12,875	$13,502	$13,318	$12,834	$13,906
2/28/2019	$13,610	$14,204	$13,959	$13,435	$14,353
3/31/2019	$13,429	$13,907	$13,700	$13,143	$14,632
4/30/2019	$13,895	$14,379	$14,156	$13,665	$15,224
5/31/2019	$12,934	$13,261	$13,115	$12,587	$14,257
6/30/2019	$13,907	$14,198	$13,999	$13,462	$15,262
7/31/2019	$13,895	$14,280	$14,047	$13,560	$15,481
8/31/2019	$13,336	$13,575	$13,403	$12,917	$15,236
9/30/2019	$13,330	$13,857	$13,682	$13,305	$15,521
10/31/2019	$13,557	$14,222	$14,078	$13,559	$15,857
11/30/2019	$14,029	$14,808	$14,616	$14,006	$16,432
12/31/2019	$14,490	$15,235	$15,080	$14,380	$16,928
1/31/2020	$14,242	$14,746	$14,598	$13,864	$16,922
2/29/2020	$13,140	$13,505	$13,336	$12,527	$15,529
3/31/2020	$10,340	$10,571	$10,508	$9,651	$13,611
4/30/2020	$11,791	$12,023	$11,923	$10,949	$15,356
5/31/2020	$12,879	$12,805	$12,706	$11,543	$16,087
6/30/2020	$13,375	$13,258	$13,135	$11,820	$16,407
7/31/2020	$13,960	$13,625	$13,547	$12,219	$17,332
8/31/2020	$14,604	$14,392	$14,336	$12,747	$18,578
9/30/2020	$14,349	$13,911	$13,891	$12,254	$17,872
10/31/2020	$14,571	$14,203	$14,066	$12,559	$17,397
11/30/2020	$16,880	$16,821	$16,585	$14,639	$19,301
12/31/2020	$18,223	$18,276	$17,968	$15,780	$20,043
1/31/2021	$18,594	$19,195	$18,729	$16,200	$19,841
2/28/2021	$19,995	$20,392	$19,799	$17,633	$20,388
3/31/2021	$20,046	$20,597	$20,018	$18,297	$21,281
4/30/2021	$20,917	$21,029	$20,505	$18,926	$22,416
5/31/2021	$20,728	$21,072	$20,618	$19,181	$22,573
6/30/2021	$20,772	$21,481	$20,927	$19,055	$23,100
7/31/2021	$20,496	$20,705	$20,307	$18,735	$23,649
8/31/2021	$20,902	$21,168	$20,769	$19,098	$24,368
9/30/2021	$20,242	$20,544	$20,140	$18,615	$23,234
10/31/2021	$21,120	$21,418	$20,918	$19,414	$24,862
11/30/2021	$20,162	$20,525	$19,980	$18,828	$24,690
12/31/2021	$20,895	$20,984	$20,498	$19,714	$25,797
1/31/2022	$18,873	$18,964	$18,590	$18,427	$24,462
2/28/2022	$18,820	$19,166	$18,731	$18,634	$23,729
3/31/2022	$18,590	$19,405	$18,940	$18,677	$24,610
4/30/2022	$16,883	$17,482	$17,143	$17,257	$22,464
5/31/2022	$16,936	$17,508	$17,164	$17,505	$22,505
6/30/2022	$15,344	$16,068	$15,669	$15,948	$20,648
7/31/2022	$16,676	$17,746	$17,210	$17,435	$22,552
8/31/2022	$16,209	$17,382	$16,793	$16,845	$21,632
9/30/2022	$14,708	$15,717	$15,122	$15,261	$19,640
10/31/2022	$15,964	$17,447	$16,646	$17,002	$21,230
11/30/2022	$16,691	$17,854	$17,233	$17,737	$22,416
12/31/2022	$15,958	$16,696	$16,300	$16,762	$21,125
1/31/2023	$17,367	$18,323	$17,863	$18,307	$22,452
2/28/2023	$17,171	$18,013	$17,547	$18,076	$21,904
3/31/2023	$16,900	$17,153	$16,842	$17,224	$22,708
4/30/2023	$16,810	$16,844	$16,620	$16,890	$23,063
5/31/2023	$16,573	$16,689	$16,381	$16,520	$23,163
6/30/2023	$17,482	$18,046	$17,597	$17,914	$24,693
7/31/2023	$18,129	$19,149	$18,644	$18,825	$25,487
8/31/2023	$17,408	$18,191	$17,748	$18,158	$25,081
9/30/2023	$16,327	$17,120	$16,733	$17,221	$23,885
10/31/2023	$15,286	$15,953	$15,612	$16,221	$23,383
11/30/2023	$16,679	$17,396	$17,052	$17,535	$25,518
12/31/2023	$18,128	$19,522	$19,001	$19,360	$26,678
1/31/2024	$17,939	$18,763	$18,307	$18,839	$27,126
2/29/2024	$18,835	$19,824	$19,195	$19,653	$28,574
3/31/2024	$19,452	$20,533	$19,902	$20,489	$29,494
4/30/2024	$18,317	$19,088	$18,633	$19,261	$28,289
5/31/2024	$19,321	$20,046	$19,566	$20,149	$29,692
6/30/2024	$19,156	$19,860	$19,327	$19,796	$30,757
7/31/2024	$20,267	$21,878	$21,118	$21,505	$31,132
8/31/2024	$20,521	$21,551	$20,898	$21,321	$31,887
9/30/2024	$20,670	$21,702	$21,108	$21,427	$32,568
10/31/2024	$20,267	$21,388	$20,663	$21,062	$32,272
11/30/2024	$21,887	$23,735	$22,573	$23,128	$34,167
12/31/2024	$20,474	$21,774	$20,898	$21,417	$33,352
1/31/2025	$20,839	$22,345	$21,468	$22,062	$34,281
2/28/2025	$19,679	$21,150	$20,492	$21,018	$33,834
3/31/2025	$18,635	$19,710	$19,305	$19,774	$31,928
4/30/2025	$18,701	$19,255	$19,098	$19,143	$31,711
5/31/2025	$19,604	$20,283	$20,141	$20,120	$33,707
6/30/2025	$20,698	$21,386	$21,214	$20,976	$35,421
7/31/2025	$20,905	$21,757	$21,546	$21,232	$36,216
8/31/2025	$21,700	$23,311	$22,981	$22,474	$36,950
9/30/2025	$22,024	$24,036	$23,672	$22,517	$38,299
10/31/2025	$22,057	$24,471	$24,016	$22,343	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	8.83%	8.65%	8.23%
Russell 2000 Index	14.41%	11.50%	9.36%
S&P Developed Ex US Small 15% + Russell 2000 85%	16.23%	11.29%	9.16%
Lipper Small-Cap Core Category Funds Average	6.08%	12.21%	8.37%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 613,116,757
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$613,116,757
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	21.24%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.25%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.65%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.39%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	11.17%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.26%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155670
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class R4
Trading Symbol	ALFKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 9.12%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 14.41% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to domestic small- and mid-cap value stocks within its investments in the Lord Abbett Focused Small Cap Value Fund, the Lord Abbett Small Cap Value Fund, and the Lord Abbett Value Opportunities Fund was a notable detractor from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,175	$10,325	$10,270	$10,226	$10,030
12/31/2015	$9,834	$9,807	$9,833	$9,706	$9,872
1/31/2016	$9,000	$8,944	$8,990	$8,997	$9,382
2/29/2016	$8,887	$8,944	$8,988	$9,066	$9,369
3/31/2016	$9,569	$9,658	$9,714	$9,767	$10,005
4/30/2016	$9,635	$9,810	$9,887	$9,880	$10,043
5/31/2016	$9,865	$10,030	$10,075	$10,048	$10,224
6/30/2016	$9,780	$10,024	$10,008	$10,003	$10,250
7/31/2016	$10,302	$10,623	$10,604	$10,504	$10,628
8/31/2016	$10,403	$10,811	$10,753	$10,646	$10,643
9/30/2016	$10,539	$10,931	$10,897	$10,701	$10,645
10/31/2016	$10,091	$10,411	$10,405	$10,303	$10,451
11/30/2016	$10,695	$11,572	$11,351	$11,372	$10,838
12/31/2016	$10,740	$11,896	$11,668	$11,706	$11,052
1/31/2017	$10,963	$11,943	$11,767	$11,748	$11,262
2/28/2017	$11,141	$12,174	$11,995	$11,928	$11,709
3/31/2017	$11,245	$12,190	$12,047	$11,924	$11,723
4/30/2017	$11,402	$12,324	$12,221	$12,137	$11,843
5/31/2017	$11,424	$12,073	$12,083	$11,916	$12,010
6/30/2017	$11,690	$12,490	$12,447	$12,212	$12,085
7/31/2017	$11,890	$12,583	$12,588	$12,307	$12,333
8/31/2017	$11,859	$12,423	$12,466	$12,106	$12,371
9/30/2017	$12,360	$13,198	$13,178	$12,809	$12,626
10/31/2017	$12,573	$13,311	$13,300	$12,959	$12,921
11/30/2017	$12,856	$13,694	$13,662	$13,310	$13,317
12/31/2017	$12,956	$13,639	$13,677	$13,285	$13,465
1/31/2018	$13,414	$13,995	$14,080	$13,606	$14,236
2/28/2018	$12,995	$13,454	$13,527	$13,024	$13,711
3/31/2018	$13,063	$13,628	$13,650	$13,139	$13,363
4/30/2018	$13,151	$13,745	$13,779	$13,205	$13,414
5/31/2018	$13,799	$14,580	$14,480	$13,836	$13,737
6/30/2018	$13,902	$14,684	$14,525	$13,918	$13,822
7/31/2018	$13,941	$14,940	$14,754	$14,159	$14,336
8/31/2018	$14,790	$15,584	$15,292	$14,659	$14,803
9/30/2018	$14,682	$15,209	$14,961	$14,329	$14,887
10/31/2018	$12,965	$13,557	$13,356	$12,903	$13,870
11/30/2018	$13,019	$13,773	$13,520	$13,086	$14,153
12/31/2018	$11,728	$12,137	$12,022	$11,580	$12,875
1/31/2019	$12,978	$13,502	$13,318	$12,834	$13,906
2/28/2019	$13,726	$14,204	$13,959	$13,435	$14,353
3/31/2019	$13,544	$13,907	$13,700	$13,143	$14,632
4/30/2019	$14,018	$14,379	$14,156	$13,665	$15,224
5/31/2019	$13,053	$13,261	$13,115	$12,587	$14,257
6/30/2019	$14,035	$14,198	$13,999	$13,462	$15,262
7/31/2019	$14,023	$14,280	$14,047	$13,560	$15,481
8/31/2019	$13,464	$13,575	$13,403	$12,917	$15,236
9/30/2019	$13,458	$13,857	$13,682	$13,305	$15,521
10/31/2019	$13,692	$14,222	$14,078	$13,559	$15,857
11/30/2019	$14,172	$14,808	$14,616	$14,006	$16,432
12/31/2019	$14,640	$15,235	$15,080	$14,380	$16,928
1/31/2020	$14,398	$14,746	$14,598	$13,864	$16,922
2/29/2020	$13,285	$13,505	$13,336	$12,527	$15,529
3/31/2020	$10,450	$10,571	$10,508	$9,651	$13,611
4/30/2020	$11,923	$12,023	$11,923	$10,949	$15,356
5/31/2020	$13,023	$12,805	$12,706	$11,543	$16,087
6/30/2020	$13,534	$13,258	$13,135	$11,820	$16,407
7/31/2020	$14,130	$13,625	$13,547	$12,219	$17,332
8/31/2020	$14,784	$14,392	$14,336	$12,747	$18,578
9/30/2020	$14,523	$13,911	$13,891	$12,254	$17,872
10/31/2020	$14,758	$14,203	$14,066	$12,559	$17,397
11/30/2020	$17,096	$16,821	$16,585	$14,639	$19,301
12/31/2020	$18,458	$18,276	$17,968	$15,780	$20,043
1/31/2021	$18,840	$19,195	$18,729	$16,200	$19,841
2/28/2021	$20,262	$20,392	$19,799	$17,633	$20,388
3/31/2021	$20,312	$20,597	$20,018	$18,297	$21,281
4/30/2021	$21,203	$21,029	$20,505	$18,926	$22,416
5/31/2021	$21,019	$21,072	$20,618	$19,181	$22,573
6/30/2021	$21,062	$21,481	$20,927	$19,055	$23,100
7/31/2021	$20,793	$20,705	$20,307	$18,735	$23,649
8/31/2021	$21,203	$21,168	$20,769	$19,098	$24,368
9/30/2021	$20,545	$20,544	$20,140	$18,615	$23,234
10/31/2021	$21,436	$21,418	$20,918	$19,414	$24,862
11/30/2021	$20,467	$20,525	$19,980	$18,828	$24,690
12/31/2021	$21,214	$20,984	$20,498	$19,714	$25,797
1/31/2022	$19,169	$18,964	$18,590	$18,427	$24,462
2/28/2022	$19,117	$19,166	$18,731	$18,634	$23,729
3/31/2022	$18,893	$19,405	$18,940	$18,677	$24,610
4/30/2022	$17,154	$17,482	$17,143	$17,257	$22,464
5/31/2022	$17,213	$17,508	$17,164	$17,505	$22,505
6/30/2022	$15,601	$16,068	$15,669	$15,948	$20,648
7/31/2022	$16,960	$17,746	$17,210	$17,435	$22,552
8/31/2022	$16,482	$17,382	$16,793	$16,845	$21,632
9/30/2022	$14,967	$15,717	$15,122	$15,261	$19,640
10/31/2022	$16,243	$17,447	$16,646	$17,002	$21,230
11/30/2022	$16,989	$17,854	$17,233	$17,737	$22,416
12/31/2022	$16,243	$16,696	$16,300	$16,762	$21,125
1/31/2023	$17,689	$18,323	$17,863	$18,307	$22,452
2/28/2023	$17,489	$18,013	$17,547	$18,076	$21,904
3/31/2023	$17,218	$17,153	$16,842	$17,224	$22,708
4/30/2023	$17,130	$16,844	$16,620	$16,890	$23,063
5/31/2023	$16,890	$16,689	$16,381	$16,520	$23,163
6/30/2023	$17,817	$18,046	$17,597	$17,914	$24,693
7/31/2023	$18,480	$19,149	$18,644	$18,825	$25,487
8/31/2023	$17,753	$18,191	$17,748	$18,158	$25,081
9/30/2023	$16,650	$17,120	$16,733	$17,221	$23,885
10/31/2023	$15,596	$15,953	$15,612	$16,221	$23,383
11/30/2023	$17,018	$17,396	$17,052	$17,535	$25,518
12/31/2023	$18,499	$19,522	$19,001	$19,360	$26,678
1/31/2024	$18,314	$18,763	$18,307	$18,839	$27,126
2/29/2024	$19,237	$19,824	$19,195	$19,653	$28,574
3/31/2024	$19,863	$20,533	$19,902	$20,489	$29,494
4/30/2024	$18,715	$19,088	$18,633	$19,261	$28,289
5/31/2024	$19,735	$20,046	$19,566	$20,149	$29,692
6/30/2024	$19,574	$19,860	$19,327	$19,796	$30,757
7/31/2024	$20,714	$21,878	$21,118	$21,505	$31,132
8/31/2024	$20,987	$21,551	$20,898	$21,321	$31,887
9/30/2024	$21,139	$21,702	$21,108	$21,427	$32,568
10/31/2024	$20,722	$21,388	$20,663	$21,062	$32,272
11/30/2024	$22,391	$23,735	$22,573	$23,128	$34,167
12/31/2024	$20,944	$21,774	$20,898	$21,417	$33,352
1/31/2025	$21,333	$22,345	$21,468	$22,062	$34,281
2/28/2025	$20,143	$21,150	$20,492	$21,018	$33,834
3/31/2025	$19,084	$19,710	$19,305	$19,774	$31,928
4/30/2025	$19,148	$19,255	$19,098	$19,143	$31,711
5/31/2025	$20,079	$20,283	$20,141	$20,120	$33,707
6/30/2025	$21,203	$21,386	$21,214	$20,976	$35,421
7/31/2025	$21,422	$21,757	$21,546	$21,232	$36,216
8/31/2025	$22,239	$23,311	$22,981	$22,474	$36,950
9/30/2025	$22,578	$24,036	$23,672	$22,517	$38,299
10/31/2025	$22,611	$24,471	$24,016	$22,343	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R4 at NAV	9.12%	8.91%	8.50%
Russell 2000 Index	14.41%	11.50%	9.36%
S&P Developed Ex US Small 15% + Russell 2000 85%	16.23%	11.29%	9.16%
Lipper Small-Cap Core Category Funds Average	6.08%	12.21%	8.37%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 613,116,757
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$613,116,757
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	21.24%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.25%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.65%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.39%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	11.17%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.26%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155671
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class R5
Trading Symbol	ALFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 9.38%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 14.41% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to domestic small- and mid-cap value stocks within its investments in the Lord Abbett Focused Small Cap Value Fund, the Lord Abbett Small Cap Value Fund, and the Lord Abbett Value Opportunities Fund was a notable detractor from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,175	$10,325	$10,270	$10,226	$10,030
12/31/2015	$9,839	$9,807	$9,833	$9,706	$9,872
1/31/2016	$9,005	$8,944	$8,990	$8,997	$9,382
2/29/2016	$8,894	$8,944	$8,988	$9,066	$9,369
3/31/2016	$9,578	$9,658	$9,714	$9,767	$10,005
4/30/2016	$9,643	$9,810	$9,887	$9,880	$10,043
5/31/2016	$9,881	$10,030	$10,075	$10,048	$10,224
6/30/2016	$9,796	$10,024	$10,008	$10,003	$10,250
7/31/2016	$10,323	$10,623	$10,604	$10,504	$10,628
8/31/2016	$10,426	$10,811	$10,753	$10,646	$10,643
9/30/2016	$10,565	$10,931	$10,897	$10,701	$10,645
10/31/2016	$10,119	$10,411	$10,405	$10,303	$10,451
11/30/2016	$10,726	$11,572	$11,351	$11,372	$10,838
12/31/2016	$10,774	$11,896	$11,668	$11,706	$11,052
1/31/2017	$10,997	$11,943	$11,767	$11,748	$11,262
2/28/2017	$11,181	$12,174	$11,995	$11,928	$11,709
3/31/2017	$11,288	$12,190	$12,047	$11,924	$11,723
4/30/2017	$11,447	$12,324	$12,221	$12,137	$11,843
5/31/2017	$11,472	$12,073	$12,083	$11,916	$12,010
6/30/2017	$11,742	$12,490	$12,447	$12,212	$12,085
7/31/2017	$11,948	$12,583	$12,588	$12,307	$12,333
8/31/2017	$11,918	$12,423	$12,466	$12,106	$12,371
9/30/2017	$12,423	$13,198	$13,178	$12,809	$12,626
10/31/2017	$12,642	$13,311	$13,300	$12,959	$12,921
11/30/2017	$12,928	$13,694	$13,662	$13,310	$13,317
12/31/2017	$13,031	$13,639	$13,677	$13,285	$13,465
1/31/2018	$13,495	$13,995	$14,080	$13,606	$14,236
2/28/2018	$13,074	$13,454	$13,527	$13,024	$13,711
3/31/2018	$13,146	$13,628	$13,650	$13,139	$13,363
4/30/2018	$13,236	$13,745	$13,779	$13,205	$13,414
5/31/2018	$13,892	$14,580	$14,480	$13,836	$13,737
6/30/2018	$13,997	$14,684	$14,525	$13,918	$13,822
7/31/2018	$14,045	$14,940	$14,754	$14,159	$14,336
8/31/2018	$14,897	$15,584	$15,292	$14,659	$14,803
9/30/2018	$14,792	$15,209	$14,961	$14,329	$14,887
10/31/2018	$13,064	$13,557	$13,356	$12,903	$13,870
11/30/2018	$13,122	$13,773	$13,520	$13,086	$14,153
12/31/2018	$11,826	$12,137	$12,022	$11,580	$12,875
1/31/2019	$13,091	$13,502	$13,318	$12,834	$13,906
2/28/2019	$13,840	$14,204	$13,959	$13,435	$14,353
3/31/2019	$13,661	$13,907	$13,700	$13,143	$14,632
4/30/2019	$14,142	$14,379	$14,156	$13,665	$15,224
5/31/2019	$13,175	$13,261	$13,115	$12,587	$14,257
6/30/2019	$14,165	$14,198	$13,999	$13,462	$15,262
7/31/2019	$14,159	$14,280	$14,047	$13,560	$15,481
8/31/2019	$13,600	$13,575	$13,403	$12,917	$15,236
9/30/2019	$13,594	$13,857	$13,682	$13,305	$15,521
10/31/2019	$13,835	$14,222	$14,078	$13,559	$15,857
11/30/2019	$14,321	$14,808	$14,616	$14,006	$16,432
12/31/2019	$14,797	$15,235	$15,080	$14,380	$16,928
1/31/2020	$14,555	$14,746	$14,598	$13,864	$16,922
2/29/2020	$13,431	$13,505	$13,336	$12,527	$15,529
3/31/2020	$10,570	$10,571	$10,508	$9,651	$13,611
4/30/2020	$12,058	$12,023	$11,923	$10,949	$15,356
5/31/2020	$13,182	$12,805	$12,706	$11,543	$16,087
6/30/2020	$13,693	$13,258	$13,135	$11,820	$16,407
7/31/2020	$14,299	$13,625	$13,547	$12,219	$17,332
8/31/2020	$14,963	$14,392	$14,336	$12,747	$18,578
9/30/2020	$14,708	$13,911	$13,891	$12,254	$17,872
10/31/2020	$14,944	$14,203	$14,066	$12,559	$17,397
11/30/2020	$17,314	$16,821	$16,585	$14,639	$19,301
12/31/2020	$18,706	$18,276	$17,968	$15,780	$20,043
1/31/2021	$19,092	$19,195	$18,729	$16,200	$19,841
2/28/2021	$20,540	$20,392	$19,799	$17,633	$20,388
3/31/2021	$20,595	$20,597	$20,018	$18,297	$21,281
4/30/2021	$21,505	$21,029	$20,505	$18,926	$22,416
5/31/2021	$21,319	$21,072	$20,618	$19,181	$22,573
6/30/2021	$21,367	$21,481	$20,927	$19,055	$23,100
7/31/2021	$21,098	$20,705	$20,307	$18,735	$23,649
8/31/2021	$21,526	$21,168	$20,769	$19,098	$24,368
9/30/2021	$20,857	$20,544	$20,140	$18,615	$23,234
10/31/2021	$21,767	$21,418	$20,918	$19,414	$24,862
11/30/2021	$20,788	$20,525	$19,980	$18,828	$24,690
12/31/2021	$21,556	$20,984	$20,498	$19,714	$25,797
1/31/2022	$19,482	$18,964	$18,590	$18,427	$24,462
2/28/2022	$19,431	$19,166	$18,731	$18,634	$23,729
3/31/2022	$19,198	$19,405	$18,940	$18,677	$24,610
4/30/2022	$17,444	$17,482	$17,143	$17,257	$22,464
5/31/2022	$17,503	$17,508	$17,164	$17,505	$22,505
6/30/2022	$15,872	$16,068	$15,669	$15,948	$20,648
7/31/2022	$17,255	$17,746	$17,210	$17,435	$22,552
8/31/2022	$16,775	$17,382	$16,793	$16,845	$21,632
9/30/2022	$15,232	$15,717	$15,122	$15,261	$19,640
10/31/2022	$16,535	$17,447	$16,646	$17,002	$21,230
11/30/2022	$17,299	$17,854	$17,233	$17,737	$22,416
12/31/2022	$16,547	$16,696	$16,300	$16,762	$21,125
1/31/2023	$18,018	$18,323	$17,863	$18,307	$22,452
2/28/2023	$17,816	$18,013	$17,547	$18,076	$21,904
3/31/2023	$17,543	$17,153	$16,842	$17,224	$22,708
4/30/2023	$17,458	$16,844	$16,620	$16,890	$23,063
5/31/2023	$17,216	$16,689	$16,381	$16,520	$23,163
6/30/2023	$18,166	$18,046	$17,597	$17,914	$24,693
7/31/2023	$18,852	$19,149	$18,644	$18,825	$25,487
8/31/2023	$18,112	$18,191	$17,748	$18,158	$25,081
9/30/2023	$16,983	$17,120	$16,733	$17,221	$23,885
10/31/2023	$15,916	$15,953	$15,612	$16,221	$23,383
11/30/2023	$17,372	$17,396	$17,052	$17,535	$25,518
12/31/2023	$18,888	$19,522	$19,001	$19,360	$26,678
1/31/2024	$18,700	$18,763	$18,307	$18,839	$27,126
2/29/2024	$19,640	$19,824	$19,195	$19,653	$28,574
3/31/2024	$20,291	$20,533	$19,902	$20,489	$29,494
4/30/2024	$19,123	$19,088	$18,633	$19,261	$28,289
5/31/2024	$20,166	$20,046	$19,566	$20,149	$29,692
6/30/2024	$20,009	$19,860	$19,327	$19,796	$30,757
7/31/2024	$21,169	$21,878	$21,118	$21,505	$31,132
8/31/2024	$21,459	$21,551	$20,898	$21,321	$31,887
9/30/2024	$21,616	$21,702	$21,108	$21,427	$32,568
10/31/2024	$21,201	$21,388	$20,663	$21,062	$32,272
11/30/2024	$22,910	$23,735	$22,573	$23,128	$34,167
12/31/2024	$21,432	$21,774	$20,898	$21,417	$33,352
1/31/2025	$21,828	$22,345	$21,468	$22,062	$34,281
2/28/2025	$20,624	$21,150	$20,492	$21,018	$33,834
3/31/2025	$19,539	$19,710	$19,305	$19,774	$31,928
4/30/2025	$19,610	$19,255	$19,098	$19,143	$31,711
5/31/2025	$20,568	$20,283	$20,141	$20,120	$33,707
6/30/2025	$21,725	$21,386	$21,214	$20,976	$35,421
7/31/2025	$21,954	$21,757	$21,546	$21,232	$36,216
8/31/2025	$22,794	$23,311	$22,981	$22,474	$36,950
9/30/2025	$23,150	$24,036	$23,672	$22,517	$38,299
10/31/2025	$23,190	$24,471	$24,016	$22,343	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R5 at NAV	9.38%	9.19%	8.78%
Russell 2000 Index	14.41%	11.50%	9.36%
S&P Developed Ex US Small 15% + Russell 2000 85%	16.23%	11.29%	9.16%
Lipper Small-Cap Core Category Funds Average	6.08%	12.21%	8.37%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 613,116,757
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$613,116,757
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	21.24%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.25%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.65%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.39%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	11.17%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.26%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155672
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class R6
Trading Symbol	ALFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 9.47%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 14.41% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to domestic small- and mid-cap value stocks within its investments in the Lord Abbett Focused Small Cap Value Fund, the Lord Abbett Small Cap Value Fund, and the Lord Abbett Value Opportunities Fund was a notable detractor from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,175	$10,325	$10,270	$10,226	$10,030
12/31/2015	$9,841	$9,807	$9,833	$9,706	$9,872
1/31/2016	$9,003	$8,944	$8,990	$8,997	$9,382
2/29/2016	$8,896	$8,944	$8,988	$9,066	$9,369
3/31/2016	$9,579	$9,658	$9,714	$9,767	$10,005
4/30/2016	$9,645	$9,810	$9,887	$9,880	$10,043
5/31/2016	$9,879	$10,030	$10,075	$10,048	$10,224
6/30/2016	$9,794	$10,024	$10,008	$10,003	$10,250
7/31/2016	$10,321	$10,623	$10,604	$10,504	$10,628
8/31/2016	$10,424	$10,811	$10,753	$10,646	$10,643
9/30/2016	$10,563	$10,931	$10,897	$10,701	$10,645
10/31/2016	$10,117	$10,411	$10,405	$10,303	$10,451
11/30/2016	$10,724	$11,572	$11,351	$11,372	$10,838
12/31/2016	$10,773	$11,896	$11,668	$11,706	$11,052
1/31/2017	$10,995	$11,943	$11,767	$11,748	$11,262
2/28/2017	$11,180	$12,174	$11,995	$11,928	$11,709
3/31/2017	$11,287	$12,190	$12,047	$11,924	$11,723
4/30/2017	$11,445	$12,324	$12,221	$12,137	$11,843
5/31/2017	$11,471	$12,073	$12,083	$11,916	$12,010
6/30/2017	$11,745	$12,490	$12,447	$12,212	$12,085
7/31/2017	$11,951	$12,583	$12,588	$12,307	$12,333
8/31/2017	$11,921	$12,423	$12,466	$12,106	$12,371
9/30/2017	$12,426	$13,198	$13,178	$12,809	$12,626
10/31/2017	$12,644	$13,311	$13,300	$12,959	$12,921
11/30/2017	$12,936	$13,694	$13,662	$13,310	$13,317
12/31/2017	$13,038	$13,639	$13,677	$13,285	$13,465
1/31/2018	$13,502	$13,995	$14,080	$13,606	$14,236
2/28/2018	$13,086	$13,454	$13,527	$13,024	$13,711
3/31/2018	$13,158	$13,628	$13,650	$13,139	$13,363
4/30/2018	$13,249	$13,745	$13,779	$13,205	$13,414
5/31/2018	$13,904	$14,580	$14,480	$13,836	$13,737
6/30/2018	$14,014	$14,684	$14,525	$13,918	$13,822
7/31/2018	$14,057	$14,940	$14,754	$14,159	$14,336
8/31/2018	$14,914	$15,584	$15,292	$14,659	$14,803
9/30/2018	$14,809	$15,209	$14,961	$14,329	$14,887
10/31/2018	$13,081	$13,557	$13,356	$12,903	$13,870
11/30/2018	$13,138	$13,773	$13,520	$13,086	$14,153
12/31/2018	$11,844	$12,137	$12,022	$11,580	$12,875
1/31/2019	$13,108	$13,502	$13,318	$12,834	$13,906
2/28/2019	$13,864	$14,204	$13,959	$13,435	$14,353
3/31/2019	$13,685	$13,907	$13,700	$13,143	$14,632
4/30/2019	$14,171	$14,379	$14,156	$13,665	$15,224
5/31/2019	$13,198	$13,261	$13,115	$12,587	$14,257
6/30/2019	$14,194	$14,198	$13,999	$13,462	$15,262
7/31/2019	$14,188	$14,280	$14,047	$13,560	$15,481
8/31/2019	$13,629	$13,575	$13,403	$12,917	$15,236
9/30/2019	$13,623	$13,857	$13,682	$13,305	$15,521
10/31/2019	$13,864	$14,222	$14,078	$13,559	$15,857
11/30/2019	$14,350	$14,808	$14,616	$14,006	$16,432
12/31/2019	$14,832	$15,235	$15,080	$14,380	$16,928
1/31/2020	$14,589	$14,746	$14,598	$13,864	$16,922
2/29/2020	$13,466	$13,505	$13,336	$12,527	$15,529
3/31/2020	$10,599	$10,571	$10,508	$9,651	$13,611
4/30/2020	$12,093	$12,023	$11,923	$10,949	$15,356
5/31/2020	$13,217	$12,805	$12,706	$11,543	$16,087
6/30/2020	$13,734	$13,258	$13,135	$11,820	$16,407
7/31/2020	$14,340	$13,625	$13,547	$12,219	$17,332
8/31/2020	$15,011	$14,392	$14,336	$12,747	$18,578
9/30/2020	$14,755	$13,911	$13,891	$12,254	$17,872
10/31/2020	$14,992	$14,203	$14,066	$12,559	$17,397
11/30/2020	$17,373	$16,821	$16,585	$14,639	$19,301
12/31/2020	$18,768	$18,276	$17,968	$15,780	$20,043
1/31/2021	$19,154	$19,195	$18,729	$16,200	$19,841
2/28/2021	$20,608	$20,392	$19,799	$17,633	$20,388
3/31/2021	$20,670	$20,597	$20,018	$18,297	$21,281
4/30/2021	$21,580	$21,029	$20,505	$18,926	$22,416
5/31/2021	$21,394	$21,072	$20,618	$19,181	$22,573
6/30/2021	$21,449	$21,481	$20,927	$19,055	$23,100
7/31/2021	$21,174	$20,705	$20,307	$18,735	$23,649
8/31/2021	$21,608	$21,168	$20,769	$19,098	$24,368
9/30/2021	$20,939	$20,544	$20,140	$18,615	$23,234
10/31/2021	$21,856	$21,418	$20,918	$19,414	$24,862
11/30/2021	$20,870	$20,525	$19,980	$18,828	$24,690
12/31/2021	$21,644	$20,984	$20,498	$19,714	$25,797
1/31/2022	$19,564	$18,964	$18,590	$18,427	$24,462
2/28/2022	$19,513	$19,166	$18,731	$18,634	$23,729
3/31/2022	$19,287	$19,405	$18,940	$18,677	$24,610
4/30/2022	$17,519	$17,482	$17,143	$17,257	$22,464
5/31/2022	$17,585	$17,508	$17,164	$17,505	$22,505
6/30/2022	$15,940	$16,068	$15,669	$15,948	$20,648
7/31/2022	$17,337	$17,746	$17,210	$17,435	$22,552
8/31/2022	$16,850	$17,382	$16,793	$16,845	$21,632
9/30/2022	$15,307	$15,717	$15,122	$15,261	$19,640
10/31/2022	$16,617	$17,447	$16,646	$17,002	$21,230
11/30/2022	$17,381	$17,854	$17,233	$17,737	$22,416
12/31/2022	$16,627	$16,696	$16,300	$16,762	$21,125
1/31/2023	$18,106	$18,323	$17,863	$18,307	$22,452
2/28/2023	$17,911	$18,013	$17,547	$18,076	$21,904
3/31/2023	$17,631	$17,153	$16,842	$17,224	$22,708
4/30/2023	$17,553	$16,844	$16,620	$16,890	$23,063
5/31/2023	$17,312	$16,689	$16,381	$16,520	$23,163
6/30/2023	$18,269	$18,046	$17,597	$17,914	$24,693
7/31/2023	$18,954	$19,149	$18,644	$18,825	$25,487
8/31/2023	$18,215	$18,191	$17,748	$18,158	$25,081
9/30/2023	$17,086	$17,120	$16,733	$17,221	$23,885
10/31/2023	$16,004	$15,953	$15,612	$16,221	$23,383
11/30/2023	$17,475	$17,396	$17,052	$17,535	$25,518
12/31/2023	$19,001	$19,522	$19,001	$19,360	$26,678
1/31/2024	$18,805	$18,763	$18,307	$18,839	$27,126
2/29/2024	$19,762	$19,824	$19,195	$19,653	$28,574
3/31/2024	$20,420	$20,533	$19,902	$20,489	$29,494
4/30/2024	$19,236	$19,088	$18,633	$19,261	$28,289
5/31/2024	$20,295	$20,046	$19,566	$20,149	$29,692
6/30/2024	$20,138	$19,860	$19,327	$19,796	$30,757
7/31/2024	$21,306	$21,878	$21,118	$21,505	$31,132
8/31/2024	$21,596	$21,551	$20,898	$21,321	$31,887
9/30/2024	$21,760	$21,702	$21,108	$21,427	$32,568
10/31/2024	$21,345	$21,388	$20,663	$21,062	$32,272
11/30/2024	$23,062	$23,735	$22,573	$23,128	$34,167
12/31/2024	$21,585	$21,774	$20,898	$21,417	$33,352
1/31/2025	$21,981	$22,345	$21,468	$22,062	$34,281
2/28/2025	$20,770	$21,150	$20,492	$21,018	$33,834
3/31/2025	$19,677	$19,710	$19,305	$19,774	$31,928
4/30/2025	$19,748	$19,255	$19,098	$19,143	$31,711
5/31/2025	$20,714	$20,283	$20,141	$20,120	$33,707
6/30/2025	$21,878	$21,386	$21,214	$20,976	$35,421
7/31/2025	$22,116	$21,757	$21,546	$21,232	$36,216
8/31/2025	$22,963	$23,311	$22,981	$22,474	$36,950
9/30/2025	$23,319	$24,036	$23,672	$22,517	$38,299
10/31/2025	$23,367	$24,471	$24,016	$22,343	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6 at NAV	9.47%	9.28%	8.86%
Russell 2000 Index	14.41%	11.50%	9.36%
S&P Developed Ex US Small 15% + Russell 2000 85%	16.23%	11.29%	9.16%
Lipper Small-Cap Core Category Funds Average	6.08%	12.21%	8.37%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 613,116,757
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$613,116,757
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	21.24%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.25%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.65%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.39%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	11.17%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.26%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019537
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Small Cap Value Fund
Class Name	Class A
Trading Symbol	LFVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.28%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -0.70%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 9.87% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Plc. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to MEG Energy Corp.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Columbus McKinnon Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 2000 Value Index	Russell 2000 Index	S&P 500 Index
10/31/2015	$9,425	$10,000	$10,000	$10,000
11/30/2015	$9,514	$10,284	$10,325	$10,030
12/31/2015	$9,212	$9,742	$9,807	$9,872
1/31/2016	$8,633	$9,088	$8,944	$9,382
2/29/2016	$8,649	$9,150	$8,944	$9,369
3/31/2016	$9,308	$9,908	$9,658	$10,005
4/30/2016	$9,450	$10,118	$9,810	$10,043
5/31/2016	$9,792	$10,303	$10,030	$10,224
6/30/2016	$10,013	$10,335	$10,024	$10,250
7/31/2016	$10,389	$10,892	$10,623	$10,628
8/31/2016	$10,590	$11,163	$10,811	$10,643
9/30/2016	$10,701	$11,251	$10,931	$10,645
10/31/2016	$10,368	$10,881	$10,411	$10,451
11/30/2016	$11,682	$12,325	$11,572	$10,838
12/31/2016	$12,041	$12,834	$11,896	$11,052
1/31/2017	$12,045	$12,743	$11,943	$11,262
2/28/2017	$12,016	$12,927	$12,174	$11,709
3/31/2017	$11,950	$12,818	$12,190	$11,723
4/30/2017	$12,136	$12,868	$12,324	$11,843
5/31/2017	$11,756	$12,467	$12,073	$12,010
6/30/2017	$12,151	$12,904	$12,490	$12,085
7/31/2017	$12,213	$12,985	$12,583	$12,333
8/31/2017	$11,939	$12,666	$12,423	$12,371
9/30/2017	$12,675	$13,563	$13,198	$12,626
10/31/2017	$12,792	$13,581	$13,311	$12,921
11/30/2017	$13,252	$13,974	$13,694	$13,317
12/31/2017	$12,943	$13,840	$13,639	$13,465
1/31/2018	$13,327	$14,011	$13,995	$14,236
2/28/2018	$12,939	$13,310	$13,454	$13,711
3/31/2018	$13,000	$13,475	$13,628	$13,363
4/30/2018	$13,186	$13,709	$13,745	$13,414
5/31/2018	$13,852	$14,506	$14,580	$13,737
6/30/2018	$14,112	$14,594	$14,684	$13,822
7/31/2018	$14,068	$14,852	$14,940	$14,336
8/31/2018	$14,726	$15,205	$15,584	$14,803
9/30/2018	$14,359	$14,828	$15,209	$14,887
10/31/2018	$12,806	$13,500	$13,557	$13,870
11/30/2018	$13,047	$13,718	$13,773	$14,153
12/31/2018	$11,741	$12,060	$12,137	$12,875
1/31/2019	$12,782	$13,379	$13,502	$13,906
2/28/2019	$13,559	$13,899	$14,204	$14,353
3/31/2019	$13,093	$13,498	$13,907	$14,632
4/30/2019	$13,953	$14,009	$14,379	$15,224
5/31/2019	$12,327	$12,865	$13,261	$14,257
6/30/2019	$13,321	$13,684	$14,198	$15,262
7/31/2019	$13,274	$13,706	$14,280	$15,481
8/31/2019	$12,197	$12,941	$13,575	$15,236
9/30/2019	$12,870	$13,605	$13,857	$15,521
10/31/2019	$13,021	$13,935	$14,222	$15,857
11/30/2019	$13,601	$14,261	$14,808	$16,432
12/31/2019	$14,155	$14,761	$15,235	$16,928
1/31/2020	$13,465	$13,964	$14,746	$16,922
2/29/2020	$12,073	$12,607	$13,505	$15,529
3/31/2020	$8,168	$9,497	$10,571	$13,611
4/30/2020	$9,320	$10,668	$12,023	$15,356
5/31/2020	$10,262	$10,975	$12,805	$16,087
6/30/2020	$10,970	$11,292	$13,258	$16,407
7/31/2020	$11,155	$11,525	$13,625	$17,332
8/31/2020	$11,777	$12,146	$14,392	$18,578
9/30/2020	$11,057	$11,581	$13,911	$17,872
10/31/2020	$11,562	$11,995	$14,203	$17,397
11/30/2020	$14,154	$14,311	$16,821	$19,301
12/31/2020	$15,320	$15,445	$18,276	$20,043
1/31/2021	$15,667	$16,257	$19,195	$19,841
2/28/2021	$17,683	$17,785	$20,392	$20,388
3/31/2021	$18,266	$18,714	$20,597	$21,281
4/30/2021	$19,017	$19,093	$21,029	$22,416
5/31/2021	$19,445	$19,687	$21,072	$22,573
6/30/2021	$18,955	$19,567	$21,481	$23,100
7/31/2021	$18,285	$18,867	$20,705	$23,649
8/31/2021	$18,427	$19,372	$21,168	$24,368
9/30/2021	$18,328	$18,984	$20,544	$23,234
10/31/2021	$18,992	$19,708	$21,418	$24,862
11/30/2021	$18,386	$19,035	$20,525	$24,690
12/31/2021	$19,482	$19,811	$20,984	$25,797
1/31/2022	$18,627	$18,656	$18,964	$24,462
2/28/2022	$18,814	$18,965	$19,166	$23,729
3/31/2022	$18,489	$19,336	$19,405	$24,610
4/30/2022	$16,980	$17,835	$17,482	$22,464
5/31/2022	$17,435	$18,177	$17,508	$22,505
6/30/2022	$15,429	$16,382	$16,068	$20,648
7/31/2022	$16,869	$17,968	$17,746	$22,552
8/31/2022	$16,339	$17,400	$17,382	$21,632
9/30/2022	$14,719	$15,626	$15,717	$19,640
10/31/2022	$16,525	$17,594	$17,447	$21,230
11/30/2022	$17,342	$18,131	$17,854	$22,416
12/31/2022	$16,504	$16,942	$16,696	$21,125
1/31/2023	$18,181	$18,558	$18,323	$22,452
2/28/2023	$17,873	$18,130	$18,013	$21,904
3/31/2023	$16,891	$16,830	$17,153	$22,708
4/30/2023	$16,733	$16,411	$16,844	$23,063
5/31/2023	$16,203	$16,088	$16,689	$23,163
6/30/2023	$17,572	$17,366	$18,046	$24,693
7/31/2023	$18,453	$18,676	$19,149	$25,487
8/31/2023	$17,794	$17,778	$18,191	$25,081
9/30/2023	$16,855	$16,852	$17,120	$23,885
10/31/2023	$15,716	$15,847	$15,953	$23,383
11/30/2023	$16,987	$17,273	$17,396	$25,518
12/31/2023	$18,743	$19,423	$19,522	$26,678
1/31/2024	$18,327	$18,541	$18,763	$27,126
2/29/2024	$18,829	$19,147	$19,824	$28,574
3/31/2024	$19,359	$19,986	$20,533	$29,494
4/30/2024	$18,062	$18,713	$19,088	$28,289
5/31/2024	$19,338	$19,588	$20,046	$29,692
6/30/2024	$19,001	$19,258	$19,860	$30,757
7/31/2024	$20,785	$21,605	$21,878	$31,132
8/31/2024	$20,578	$21,199	$21,551	$31,887
9/30/2024	$20,370	$21,213	$21,702	$32,568
10/31/2024	$19,983	$20,881	$21,388	$32,272
11/30/2024	$22,193	$22,895	$23,735	$34,167
12/31/2024	$20,654	$20,987	$21,774	$33,352
1/31/2025	$20,953	$21,419	$22,345	$34,281
2/28/2025	$19,804	$20,599	$21,150	$33,834
3/31/2025	$18,755	$19,362	$19,710	$31,928
4/30/2025	$17,820	$18,585	$19,255	$31,711
5/31/2025	$18,211	$19,366	$20,283	$33,707
6/30/2025	$19,436	$20,324	$21,386	$35,421
7/31/2025	$19,880	$20,683	$21,757	$36,216
8/31/2025	$20,570	$22,435	$23,311	$36,950
9/30/2025	$20,225	$22,886	$24,036	$38,299
10/31/2025	$19,842	$22,943	$24,471	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	(0.70%)	11.41%	7.73%
Class A with sales charge	(6.41%)	10.09%	7.09%
Russell 2000 Value Index	9.87%	13.85%	8.66%
Russell 2000 Index	14.41%	11.50%	9.36%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 86,141,375
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 684,344
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$86,141,375
# of Portfolio Holdings	45
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$684,344

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.52%
Consumer Discretionary	8.10%
Consumer Staples	1.63%
Energy	3.13%
Financials	25.79%
Health Care	7.05%
Industrials	19.92%
Information Technology	19.03%
Materials	4.96%
Real Estate	3.70%
Utilities	2.89%
Repurchase Agreements	2.28%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000212762
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Small Cap Value Fund
Class Name	Class C
Trading Symbol	LFVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	2.03%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -1.46%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 9.87% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Plc. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to MEG Energy Corp.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Columbus McKinnon Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 2000 Value Index	Russell 2000 Index	S&P 500 Index
6/28/2019	$10,000	$10,000	$10,000	$10,000
6/30/2019	$10,000	$10,000	$10,000	$10,000
7/31/2019	$9,960	$10,016	$10,058	$10,144
8/31/2019	$9,146	$9,457	$9,561	$9,983
9/30/2019	$9,646	$9,943	$9,760	$10,170
10/31/2019	$9,752	$10,184	$10,017	$10,390
11/30/2019	$10,178	$10,422	$10,429	$10,767
12/31/2019	$10,586	$10,787	$10,730	$11,092
1/31/2020	$10,067	$10,205	$10,386	$11,088
2/29/2020	$9,023	$9,213	$9,512	$10,175
3/31/2020	$6,103	$6,940	$7,445	$8,918
4/30/2020	$6,944	$7,796	$8,468	$10,062
5/31/2020	$7,644	$8,020	$9,019	$10,541
6/30/2020	$8,164	$8,252	$9,337	$10,751
7/31/2020	$8,301	$8,423	$9,596	$11,357
8/31/2020	$8,752	$8,876	$10,137	$12,173
9/30/2020	$8,211	$8,463	$9,798	$11,710
10/31/2020	$8,581	$8,766	$10,003	$11,399
11/30/2020	$10,505	$10,458	$11,847	$12,647
12/31/2020	$11,359	$11,287	$12,872	$13,133
1/31/2021	$11,614	$11,881	$13,520	$13,000
2/28/2021	$13,098	$12,997	$14,362	$13,359
3/31/2021	$13,525	$13,676	$14,506	$13,944
4/30/2021	$14,069	$13,953	$14,811	$14,688
5/31/2021	$14,379	$14,387	$14,842	$14,791
6/30/2021	$14,004	$14,300	$15,129	$15,136
7/31/2021	$13,503	$13,788	$14,583	$15,496
8/31/2021	$13,598	$14,157	$14,909	$15,967
9/30/2021	$13,516	$13,873	$14,469	$15,224
10/31/2021	$13,995	$14,402	$15,085	$16,291
11/30/2021	$13,544	$13,910	$14,456	$16,178
12/31/2021	$14,344	$14,478	$14,779	$16,903
1/31/2022	$13,701	$13,633	$13,356	$16,028
2/28/2022	$13,834	$13,859	$13,499	$15,548
3/31/2022	$13,587	$14,130	$13,667	$16,126
4/30/2022	$12,467	$13,034	$12,313	$14,719
5/31/2022	$12,795	$13,284	$12,331	$14,747
6/30/2022	$11,318	$11,972	$11,317	$13,529
7/31/2022	$12,367	$13,131	$12,498	$14,777
8/31/2022	$11,966	$12,715	$12,243	$14,174
9/30/2022	$10,775	$11,420	$11,069	$12,869
10/31/2022	$12,090	$12,857	$12,288	$13,911
11/30/2022	$12,678	$13,250	$12,575	$14,688
12/31/2022	$12,058	$12,381	$11,759	$13,842
1/31/2023	$13,279	$13,562	$12,905	$14,711
2/28/2023	$13,043	$13,250	$12,687	$14,352
3/31/2023	$12,314	$12,299	$12,081	$14,879
4/30/2023	$12,196	$11,993	$11,864	$15,112
5/31/2023	$11,802	$11,757	$11,754	$15,177
6/30/2023	$12,792	$12,691	$12,710	$16,180
7/31/2023	$13,427	$13,648	$13,487	$16,700
8/31/2023	$12,934	$12,992	$12,812	$16,434
9/30/2023	$12,245	$12,315	$12,058	$15,651
10/31/2023	$11,408	$11,581	$11,236	$15,321
11/30/2023	$12,324	$12,623	$12,253	$16,721
12/31/2023	$13,589	$14,194	$13,750	$17,480
1/31/2024	$13,279	$13,549	$13,215	$17,774
2/29/2024	$13,638	$13,993	$13,962	$18,723
3/31/2024	$14,013	$14,606	$14,462	$19,326
4/30/2024	$13,067	$13,675	$13,444	$18,536
5/31/2024	$13,978	$14,315	$14,118	$19,455
6/30/2024	$13,727	$14,073	$13,988	$20,153
7/31/2024	$15,007	$15,789	$15,409	$20,399
8/31/2024	$14,845	$15,492	$15,179	$20,894
9/30/2024	$14,687	$15,502	$15,285	$21,340
10/31/2024	$14,402	$15,260	$15,064	$21,146
11/30/2024	$15,979	$16,732	$16,717	$22,388
12/31/2024	$14,862	$15,337	$15,336	$21,854
1/31/2025	$15,072	$15,652	$15,738	$22,462
2/28/2025	$14,238	$15,053	$14,896	$22,169
3/31/2025	$13,472	$14,150	$13,882	$20,920
4/30/2025	$12,796	$13,582	$13,562	$20,778
5/31/2025	$13,068	$14,152	$14,286	$22,086
6/30/2025	$13,939	$14,852	$15,062	$23,209
7/31/2025	$14,243	$15,115	$15,324	$23,730
8/31/2025	$14,731	$16,395	$16,418	$24,211
9/30/2025	$14,474	$16,725	$16,929	$25,095
10/31/2025	$14,191	$16,766	$17,235	$25,683

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/28/19
Class C at NAV	(1.46%)	10.59%	5.67%
Class C with sales charge	(2.39%)	10.59%	5.67%
Russell 2000 Value Index	9.87%	13.85%	8.49%
Russell 2000 Index	14.41%	11.50%	8.96%
S&P 500 Index	21.45%	17.64%	16.03%

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 86,141,375
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 684,344
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$86,141,375
# of Portfolio Holdings	45
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$684,344

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.52%
Consumer Discretionary	8.10%
Consumer Staples	1.63%
Energy	3.13%
Financials	25.79%
Health Care	7.05%
Industrials	19.92%
Information Technology	19.03%
Materials	4.96%
Real Estate	3.70%
Utilities	2.89%
Repurchase Agreements	2.28%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000212765
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Small Cap Value Fund
Class Name	Class F
Trading Symbol	LFSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$103	1.03%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -0.46%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 9.87% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Plc. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to MEG Energy Corp.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Columbus McKinnon Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Russell 2000 Value Index	Russell 2000 Index	S&P 500 Index
6/28/2019	$10,000	$10,000	$10,000	$10,000
6/30/2019	$10,000	$10,000	$10,000	$10,000
7/31/2019	$9,967	$10,016	$10,058	$10,144
8/31/2019	$9,164	$9,457	$9,561	$9,983
9/30/2019	$9,668	$9,943	$9,760	$10,170
10/31/2019	$9,785	$10,184	$10,017	$10,390
11/30/2019	$10,219	$10,422	$10,429	$10,767
12/31/2019	$10,640	$10,787	$10,730	$11,092
1/31/2020	$10,124	$10,205	$10,386	$11,088
2/29/2020	$9,082	$9,213	$9,512	$10,175
3/31/2020	$6,146	$6,940	$7,445	$8,918
4/30/2020	$7,009	$7,796	$8,468	$10,062
5/31/2020	$7,725	$8,020	$9,019	$10,541
6/30/2020	$8,258	$8,252	$9,337	$10,751
7/31/2020	$8,403	$8,423	$9,596	$11,357
8/31/2020	$8,871	$8,876	$10,137	$12,173
9/30/2020	$8,326	$8,463	$9,798	$11,710
10/31/2020	$8,708	$8,766	$10,003	$11,399
11/30/2020	$10,671	$10,458	$11,847	$12,647
12/31/2020	$11,551	$11,287	$12,872	$13,133
1/31/2021	$11,815	$11,881	$13,520	$13,000
2/28/2021	$13,336	$12,997	$14,362	$13,359
3/31/2021	$13,782	$13,676	$14,506	$13,944
4/30/2021	$14,350	$13,953	$14,811	$14,688
5/31/2021	$14,674	$14,387	$14,842	$14,791
6/30/2021	$14,306	$14,300	$15,129	$15,136
7/31/2021	$13,804	$13,788	$14,583	$15,496
8/31/2021	$13,916	$14,157	$14,909	$15,967
9/30/2021	$13,843	$13,873	$14,469	$15,224
10/31/2021	$14,345	$14,402	$15,085	$16,291
11/30/2021	$13,896	$13,910	$14,456	$16,178
12/31/2021	$14,728	$14,478	$14,779	$16,903
1/31/2022	$14,078	$13,633	$13,356	$16,028
2/28/2022	$14,226	$13,859	$13,499	$15,548
3/31/2022	$13,982	$14,130	$13,667	$16,126
4/30/2022	$12,844	$13,034	$12,313	$14,719
5/31/2022	$13,188	$13,284	$12,331	$14,747
6/30/2022	$11,677	$11,972	$11,317	$13,529
7/31/2022	$12,767	$13,131	$12,498	$14,777
8/31/2022	$12,366	$12,715	$12,243	$14,174
9/30/2022	$11,142	$11,420	$11,069	$12,869
10/31/2022	$12,514	$12,857	$12,288	$13,911
11/30/2022	$13,138	$13,250	$12,575	$14,688
12/31/2022	$12,504	$12,381	$11,759	$13,842
1/31/2023	$13,778	$13,562	$12,905	$14,711
2/28/2023	$13,550	$13,250	$12,687	$14,352
3/31/2023	$12,801	$12,299	$12,081	$14,879
4/30/2023	$12,692	$11,993	$11,864	$15,112
5/31/2023	$12,285	$11,757	$11,754	$15,177
6/30/2023	$13,332	$12,691	$12,710	$16,180
7/31/2023	$14,006	$13,648	$13,487	$16,700
8/31/2023	$13,500	$12,992	$12,812	$16,434
9/30/2023	$12,791	$12,315	$12,058	$15,651
10/31/2023	$11,929	$11,581	$11,236	$15,321
11/30/2023	$12,900	$12,623	$12,253	$16,721
12/31/2023	$14,234	$14,194	$13,750	$17,480
1/31/2024	$13,922	$13,549	$13,215	$17,774
2/29/2024	$14,308	$13,993	$13,962	$18,723
3/31/2024	$14,710	$14,606	$14,462	$19,326
4/30/2024	$13,728	$13,675	$13,444	$18,536
5/31/2024	$14,705	$14,315	$14,118	$19,455
6/30/2024	$14,447	$14,073	$13,988	$20,153
7/31/2024	$15,810	$15,789	$15,409	$20,399
8/31/2024	$15,652	$15,492	$15,179	$20,894
9/30/2024	$15,498	$15,502	$15,285	$21,340
10/31/2024	$15,211	$15,260	$15,064	$21,146
11/30/2024	$16,893	$16,732	$16,717	$22,388
12/31/2024	$15,724	$15,337	$15,336	$21,854
1/31/2025	$15,956	$15,652	$15,738	$22,462
2/28/2025	$15,087	$15,053	$14,896	$22,169
3/31/2025	$14,287	$14,150	$13,882	$20,920
4/30/2025	$13,582	$13,582	$13,562	$20,778
5/31/2025	$13,882	$14,152	$14,286	$22,086
6/30/2025	$14,819	$14,852	$15,062	$23,209
7/31/2025	$15,156	$15,115	$15,324	$23,730
8/31/2025	$15,688	$16,395	$16,418	$24,211
9/30/2025	$15,430	$16,725	$16,929	$25,095
10/31/2025	$15,140	$16,766	$17,235	$25,683

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/28/19
Class F at NAV	(0.46%)	11.70%	6.76%
Russell 2000 Value Index	9.87%	13.85%	8.49%
Russell 2000 Index	14.41%	11.50%	8.96%
S&P 500 Index	21.45%	17.64%	16.03%

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 86,141,375
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 684,344
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$86,141,375
# of Portfolio Holdings	45
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$684,344

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.52%
Consumer Discretionary	8.10%
Consumer Staples	1.63%
Energy	3.13%
Financials	25.79%
Health Care	7.05%
Industrials	19.92%
Information Technology	19.03%
Materials	4.96%
Real Estate	3.70%
Utilities	2.89%
Repurchase Agreements	2.28%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000212764
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Small Cap Value Fund
Class Name	Class F3
Trading Symbol	LMVOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$98	0.98%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -0.43%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 9.87% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Plc. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to MEG Energy Corp.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Columbus McKinnon Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Russell 2000 Value Index	Russell 2000 Index	S&P 500 Index
6/28/2019	$10,000	$10,000	$10,000	$10,000
6/30/2019	$10,000	$10,000	$10,000	$10,000
7/31/2019	$9,967	$10,016	$10,058	$10,144
8/31/2019	$9,164	$9,457	$9,561	$9,983
9/30/2019	$9,671	$9,943	$9,760	$10,170
10/31/2019	$9,785	$10,184	$10,017	$10,390
11/30/2019	$10,223	$10,422	$10,429	$10,767
12/31/2019	$10,643	$10,787	$10,730	$11,092
1/31/2020	$10,128	$10,205	$10,386	$11,088
2/29/2020	$9,085	$9,213	$9,512	$10,175
3/31/2020	$6,150	$6,940	$7,445	$8,918
4/30/2020	$7,017	$7,796	$8,468	$10,062
5/31/2020	$7,729	$8,020	$9,019	$10,541
6/30/2020	$8,266	$8,252	$9,337	$10,751
7/31/2020	$8,407	$8,423	$9,596	$11,357
8/31/2020	$8,879	$8,876	$10,137	$12,173
9/30/2020	$8,334	$8,463	$9,798	$11,710
10/31/2020	$8,720	$8,766	$10,003	$11,399
11/30/2020	$10,681	$10,458	$11,847	$12,647
12/31/2020	$11,561	$11,287	$12,872	$13,133
1/31/2021	$11,825	$11,881	$13,520	$13,000
2/28/2021	$13,350	$12,997	$14,362	$13,359
3/31/2021	$13,797	$13,676	$14,506	$13,944
4/30/2021	$14,364	$13,953	$14,811	$14,688
5/31/2021	$14,689	$14,387	$14,842	$14,791
6/30/2021	$14,321	$14,300	$15,129	$15,136
7/31/2021	$13,818	$13,788	$14,583	$15,496
8/31/2021	$13,931	$14,157	$14,909	$15,967
9/30/2021	$13,857	$13,873	$14,469	$15,224
10/31/2021	$14,364	$14,402	$15,085	$16,291
11/30/2021	$13,913	$13,910	$14,456	$16,178
12/31/2021	$14,746	$14,478	$14,779	$16,903
1/31/2022	$14,100	$13,633	$13,356	$16,028
2/28/2022	$14,249	$13,859	$13,499	$15,548
3/31/2022	$14,004	$14,130	$13,667	$16,126
4/30/2022	$12,861	$13,034	$12,313	$14,719
5/31/2022	$13,210	$13,284	$12,331	$14,747
6/30/2022	$11,697	$11,972	$11,317	$13,529
7/31/2022	$12,794	$13,131	$12,498	$14,777
8/31/2022	$12,391	$12,715	$12,243	$14,174
9/30/2022	$11,166	$11,420	$11,069	$12,869
10/31/2022	$12,540	$12,857	$12,288	$13,911
11/30/2022	$13,166	$13,250	$12,575	$14,688
12/31/2022	$12,530	$12,381	$11,759	$13,842
1/31/2023	$13,813	$13,562	$12,905	$14,711
2/28/2023	$13,579	$13,250	$12,687	$14,352
3/31/2023	$12,833	$12,299	$12,081	$14,879
4/30/2023	$12,719	$11,993	$11,864	$15,112
5/31/2023	$12,316	$11,757	$11,754	$15,177
6/30/2023	$13,365	$12,691	$12,710	$16,180
7/31/2023	$14,041	$13,648	$13,487	$16,700
8/31/2023	$13,539	$12,992	$12,812	$16,434
9/30/2023	$12,828	$12,315	$12,058	$15,651
10/31/2023	$11,963	$11,581	$11,236	$15,321
11/30/2023	$12,934	$12,623	$12,253	$16,721
12/31/2023	$14,275	$14,194	$13,750	$17,480
1/31/2024	$13,961	$13,549	$13,215	$17,774
2/29/2024	$14,350	$13,993	$13,962	$18,723
3/31/2024	$14,754	$14,606	$14,462	$19,326
4/30/2024	$13,772	$13,675	$13,444	$18,536
5/31/2024	$14,749	$14,315	$14,118	$19,455
6/30/2024	$14,495	$14,073	$13,988	$20,153
7/31/2024	$15,861	$15,789	$15,409	$20,399
8/31/2024	$15,701	$15,492	$15,179	$20,894
9/30/2024	$15,547	$15,502	$15,285	$21,340
10/31/2024	$15,257	$15,260	$15,064	$21,146
11/30/2024	$16,950	$16,732	$16,717	$22,388
12/31/2024	$15,774	$15,337	$15,336	$21,854
1/31/2025	$16,013	$15,652	$15,738	$22,462
2/28/2025	$15,139	$15,053	$14,896	$22,169
3/31/2025	$14,334	$14,150	$13,882	$20,920
4/30/2025	$13,630	$13,582	$13,562	$20,778
5/31/2025	$13,932	$14,152	$14,286	$22,086
6/30/2025	$14,869	$14,852	$15,062	$23,209
7/31/2025	$15,213	$15,115	$15,324	$23,730
8/31/2025	$15,748	$16,395	$16,418	$24,211
9/30/2025	$15,483	$16,725	$16,929	$25,095
10/31/2025	$15,192	$16,766	$17,235	$25,683

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/28/19
Class F3 at NAV	(0.43%)	11.74%	6.82%
Russell 2000 Value Index	9.87%	13.85%	8.49%
Russell 2000 Index	14.41%	11.50%	8.96%
S&P 500 Index	21.45%	17.64%	16.03%

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 86,141,375
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 684,344
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$86,141,375
# of Portfolio Holdings	45
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$684,344

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.52%
Consumer Discretionary	8.10%
Consumer Staples	1.63%
Energy	3.13%
Financials	25.79%
Health Care	7.05%
Industrials	19.92%
Information Technology	19.03%
Materials	4.96%
Real Estate	3.70%
Utilities	2.89%
Repurchase Agreements	2.28%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019538
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Small Cap Value Fund
Class Name	Class I
Trading Symbol	LMVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	1.03%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -0.47%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 9.87% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Plc. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to MEG Energy Corp.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Columbus McKinnon Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 2000 Value Index	Russell 2000 Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,091	$10,284	$10,325	$10,030
12/31/2015	$9,773	$9,742	$9,807	$9,872
1/31/2016	$9,156	$9,088	$8,944	$9,382
2/29/2016	$9,175	$9,150	$8,944	$9,369
3/31/2016	$9,874	$9,908	$9,658	$10,005
4/30/2016	$10,025	$10,118	$9,810	$10,043
5/31/2016	$10,387	$10,303	$10,030	$10,224
6/30/2016	$10,623	$10,335	$10,024	$10,250
7/31/2016	$11,022	$10,892	$10,623	$10,628
8/31/2016	$11,233	$11,163	$10,811	$10,643
9/30/2016	$11,353	$11,251	$10,931	$10,645
10/31/2016	$10,997	$10,881	$10,411	$10,451
11/30/2016	$12,393	$12,325	$11,572	$10,838
12/31/2016	$12,772	$12,834	$11,896	$11,052
1/31/2017	$12,779	$12,743	$11,943	$11,262
2/28/2017	$12,742	$12,927	$12,174	$11,709
3/31/2017	$12,675	$12,818	$12,190	$11,723
4/30/2017	$12,872	$12,868	$12,324	$11,843
5/31/2017	$12,471	$12,467	$12,073	$12,010
6/30/2017	$12,887	$12,904	$12,490	$12,085
7/31/2017	$12,954	$12,985	$12,583	$12,333
8/31/2017	$12,664	$12,666	$12,423	$12,371
9/30/2017	$13,444	$13,563	$13,198	$12,626
10/31/2017	$13,571	$13,581	$13,311	$12,921
11/30/2017	$14,059	$13,974	$13,694	$13,317
12/31/2017	$13,731	$13,840	$13,639	$13,465
1/31/2018	$14,135	$14,011	$13,995	$14,236
2/28/2018	$13,727	$13,310	$13,454	$13,711
3/31/2018	$13,789	$13,475	$13,628	$13,363
4/30/2018	$13,984	$13,709	$13,745	$13,414
5/31/2018	$14,693	$14,506	$14,580	$13,737
6/30/2018	$14,968	$14,594	$14,684	$13,822
7/31/2018	$14,924	$14,852	$14,940	$14,336
8/31/2018	$15,620	$15,205	$15,584	$14,803
9/30/2018	$15,235	$14,828	$15,209	$14,887
10/31/2018	$13,585	$13,500	$13,557	$13,870
11/30/2018	$13,840	$13,718	$13,773	$14,153
12/31/2018	$12,452	$12,060	$12,137	$12,875
1/31/2019	$13,561	$13,379	$13,502	$13,906
2/28/2019	$14,382	$13,899	$14,204	$14,353
3/31/2019	$13,892	$13,498	$13,907	$14,632
4/30/2019	$14,799	$14,009	$14,379	$15,224
5/31/2019	$13,076	$12,865	$13,261	$14,257
6/30/2019	$14,129	$13,684	$14,198	$15,262
7/31/2019	$14,082	$13,706	$14,280	$15,481
8/31/2019	$12,948	$12,941	$13,575	$15,236
9/30/2019	$13,659	$13,605	$13,857	$15,521
10/31/2019	$13,824	$13,935	$14,222	$15,857
11/30/2019	$14,438	$14,261	$14,808	$16,432
12/31/2019	$15,032	$14,761	$15,235	$16,928
1/31/2020	$14,305	$13,964	$14,746	$16,922
2/29/2020	$12,831	$12,607	$13,505	$15,529
3/31/2020	$8,683	$9,497	$10,571	$13,611
4/30/2020	$9,902	$10,668	$12,023	$15,356
5/31/2020	$10,915	$10,975	$12,805	$16,087
6/30/2020	$11,667	$11,292	$13,258	$16,407
7/31/2020	$11,873	$11,525	$13,625	$17,332
8/31/2020	$12,534	$12,146	$14,392	$18,578
9/30/2020	$11,764	$11,581	$13,911	$17,872
10/31/2020	$12,304	$11,995	$14,203	$17,397
11/30/2020	$15,073	$14,311	$16,821	$19,301
12/31/2020	$16,316	$15,445	$18,276	$20,043
1/31/2021	$16,689	$16,257	$19,195	$19,841
2/28/2021	$18,838	$17,785	$20,392	$20,388
3/31/2021	$19,469	$18,714	$20,597	$21,281
4/30/2021	$20,271	$19,093	$21,029	$22,416
5/31/2021	$20,730	$19,687	$21,072	$22,573
6/30/2021	$20,210	$19,567	$21,481	$23,100
7/31/2021	$19,506	$18,867	$20,705	$23,649
8/31/2021	$19,659	$19,372	$21,168	$24,368
9/30/2021	$19,554	$18,984	$20,544	$23,234
10/31/2021	$20,265	$19,708	$21,418	$24,862
11/30/2021	$19,633	$19,035	$20,525	$24,690
12/31/2021	$20,803	$19,811	$20,984	$25,797
1/31/2022	$19,890	$18,656	$18,964	$24,462
2/28/2022	$20,099	$18,965	$19,166	$23,729
3/31/2022	$19,754	$19,336	$19,405	$24,610
4/30/2022	$18,145	$17,835	$17,482	$22,464
5/31/2022	$18,632	$18,177	$17,508	$22,505
6/30/2022	$16,495	$16,382	$16,068	$20,648
7/31/2022	$18,037	$17,968	$17,746	$22,552
8/31/2022	$17,475	$17,400	$17,382	$21,632
9/30/2022	$15,744	$15,626	$15,717	$19,640
10/31/2022	$17,678	$17,594	$17,447	$21,230
11/30/2022	$18,561	$18,131	$17,854	$22,416
12/31/2022	$17,662	$16,942	$16,696	$21,125
1/31/2023	$19,468	$18,558	$18,323	$22,452
2/28/2023	$19,137	$18,130	$18,013	$21,904
3/31/2023	$18,091	$16,830	$17,153	$22,708
4/30/2023	$17,929	$16,411	$16,844	$23,063
5/31/2023	$17,360	$16,088	$16,689	$23,163
6/30/2023	$18,835	$17,366	$18,046	$24,693
7/31/2023	$19,784	$18,676	$19,149	$25,487
8/31/2023	$19,074	$17,778	$18,191	$25,081
9/30/2023	$18,077	$16,852	$17,120	$23,885
10/31/2023	$16,854	$15,847	$15,953	$23,383
11/30/2023	$18,224	$17,273	$17,396	$25,518
12/31/2023	$20,105	$19,423	$19,522	$26,678
1/31/2024	$19,668	$18,541	$18,763	$27,126
2/29/2024	$20,218	$19,147	$19,824	$28,574
3/31/2024	$20,788	$19,986	$20,533	$29,494
4/30/2024	$19,401	$18,713	$19,088	$28,289
5/31/2024	$20,774	$19,588	$20,046	$29,692
6/30/2024	$20,415	$19,258	$19,860	$30,757
7/31/2024	$22,338	$21,605	$21,878	$31,132
8/31/2024	$22,113	$21,199	$21,551	$31,887
9/30/2024	$21,894	$21,213	$21,702	$32,568
10/31/2024	$21,486	$20,881	$21,388	$32,272
11/30/2024	$23,862	$22,895	$23,735	$34,167
12/31/2024	$22,216	$20,987	$21,774	$33,352
1/31/2025	$22,545	$21,419	$22,345	$34,281
2/28/2025	$21,318	$20,599	$21,150	$33,834
3/31/2025	$20,188	$19,362	$19,710	$31,928
4/30/2025	$19,193	$18,585	$19,255	$31,711
5/31/2025	$19,612	$19,366	$20,283	$33,707
6/30/2025	$20,937	$20,324	$21,386	$35,421
7/31/2025	$21,416	$20,683	$21,757	$36,216
8/31/2025	$22,164	$22,435	$23,311	$36,950
9/30/2025	$21,797	$22,886	$24,036	$38,299
10/31/2025	$21,386	$22,943	$24,471	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	(0.47%)	11.69%	7.90%
Russell 2000 Value Index	9.87%	13.85%	8.66%
Russell 2000 Index	14.41%	11.50%	9.36%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 86,141,375
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 684,344
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$86,141,375
# of Portfolio Holdings	45
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$684,344

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.52%
Consumer Discretionary	8.10%
Consumer Staples	1.63%
Energy	3.13%
Financials	25.79%
Health Care	7.05%
Industrials	19.92%
Information Technology	19.03%
Materials	4.96%
Real Estate	3.70%
Utilities	2.89%
Repurchase Agreements	2.28%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000212760
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Small Cap Value Fund
Class Name	Class R5
Trading Symbol	LMVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$103	1.03%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -0.47%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 9.87% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Plc. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to MEG Energy Corp.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Columbus McKinnon Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Russell 2000 Value Index	Russell 2000 Index	S&P 500 Index
6/28/2019	$10,000	$10,000	$10,000	$10,000
6/30/2019	$10,000	$10,000	$10,000	$10,000
7/31/2019	$9,967	$10,016	$10,058	$10,144
8/31/2019	$9,164	$9,457	$9,561	$9,983
9/30/2019	$9,668	$9,943	$9,760	$10,170
10/31/2019	$9,785	$10,184	$10,017	$10,390
11/30/2019	$10,219	$10,422	$10,429	$10,767
12/31/2019	$10,640	$10,787	$10,730	$11,092
1/31/2020	$10,124	$10,205	$10,386	$11,088
2/29/2020	$9,082	$9,213	$9,512	$10,175
3/31/2020	$6,146	$6,940	$7,445	$8,918
4/30/2020	$7,009	$7,796	$8,468	$10,062
5/31/2020	$7,725	$8,020	$9,019	$10,541
6/30/2020	$8,258	$8,252	$9,337	$10,751
7/31/2020	$8,403	$8,423	$9,596	$11,357
8/31/2020	$8,867	$8,876	$10,137	$12,173
9/30/2020	$8,326	$8,463	$9,798	$11,710
10/31/2020	$8,708	$8,766	$10,003	$11,399
11/30/2020	$10,669	$10,458	$11,847	$12,647
12/31/2020	$11,548	$11,287	$12,872	$13,133
1/31/2021	$11,813	$11,881	$13,520	$13,000
2/28/2021	$13,334	$12,997	$14,362	$13,359
3/31/2021	$13,780	$13,676	$14,506	$13,944
4/30/2021	$14,348	$13,953	$14,811	$14,688
5/31/2021	$14,673	$14,387	$14,842	$14,791
6/30/2021	$14,304	$14,300	$15,129	$15,136
7/31/2021	$13,806	$13,788	$14,583	$15,496
8/31/2021	$13,914	$14,157	$14,909	$15,967
9/30/2021	$13,841	$13,873	$14,469	$15,224
10/31/2021	$14,343	$14,402	$15,085	$16,291
11/30/2021	$13,892	$13,910	$14,456	$16,178
12/31/2021	$14,725	$14,478	$14,779	$16,903
1/31/2022	$14,079	$13,633	$13,356	$16,028
2/28/2022	$14,227	$13,859	$13,499	$15,548
3/31/2022	$13,983	$14,130	$13,667	$16,126
4/30/2022	$12,844	$13,034	$12,313	$14,719
5/31/2022	$13,188	$13,284	$12,331	$14,747
6/30/2022	$11,676	$11,972	$11,317	$13,529
7/31/2022	$12,767	$13,131	$12,498	$14,777
8/31/2022	$12,370	$12,715	$12,243	$14,174
9/30/2022	$11,144	$11,420	$11,069	$12,869
10/31/2022	$12,518	$12,857	$12,288	$13,911
11/30/2022	$13,138	$13,250	$12,575	$14,688
12/31/2022	$12,507	$12,381	$11,759	$13,842
1/31/2023	$13,780	$13,562	$12,905	$14,711
2/28/2023	$13,551	$13,250	$12,687	$14,352
3/31/2023	$12,805	$12,299	$12,081	$14,879
4/30/2023	$12,691	$11,993	$11,864	$15,112
5/31/2023	$12,288	$11,757	$11,754	$15,177
6/30/2023	$13,332	$12,691	$12,710	$16,180
7/31/2023	$14,004	$13,648	$13,487	$16,700
8/31/2023	$13,506	$12,992	$12,812	$16,434
9/30/2023	$12,795	$12,315	$12,058	$15,651
10/31/2023	$11,935	$11,581	$11,236	$15,321
11/30/2023	$12,900	$12,623	$12,253	$16,721
12/31/2023	$14,236	$14,194	$13,750	$17,480
1/31/2024	$13,927	$13,549	$13,215	$17,774
2/29/2024	$14,311	$13,993	$13,962	$18,723
3/31/2024	$14,715	$14,606	$14,462	$19,326
4/30/2024	$13,732	$13,675	$13,444	$18,536
5/31/2024	$14,710	$14,315	$14,118	$19,455
6/30/2024	$14,450	$14,073	$13,988	$20,153
7/31/2024	$15,817	$15,789	$15,409	$20,399
8/31/2024	$15,657	$15,492	$15,179	$20,894
9/30/2024	$15,502	$15,502	$15,285	$21,340
10/31/2024	$15,213	$15,260	$15,064	$21,146
11/30/2024	$16,895	$16,732	$16,717	$22,388
12/31/2024	$15,725	$15,337	$15,336	$21,854
1/31/2025	$15,958	$15,652	$15,738	$22,462
2/28/2025	$15,089	$15,053	$14,896	$22,169
3/31/2025	$14,290	$14,150	$13,882	$20,920
4/30/2025	$13,585	$13,582	$13,562	$20,778
5/31/2025	$13,887	$14,152	$14,286	$22,086
6/30/2025	$14,819	$14,852	$15,062	$23,209
7/31/2025	$15,164	$15,115	$15,324	$23,730
8/31/2025	$15,693	$16,395	$16,418	$24,211
9/30/2025	$15,428	$16,725	$16,929	$25,095
10/31/2025	$15,142	$16,766	$17,235	$25,683

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/28/19
Class R5 at NAV	(0.47%)	11.70%	6.76%
Russell 2000 Value Index	9.87%	13.85%	8.49%
Russell 2000 Index	14.41%	11.50%	8.96%
S&P 500 Index	21.45%	17.64%	16.03%

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 86,141,375
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 684,344
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$86,141,375
# of Portfolio Holdings	45
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$684,344

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.52%
Consumer Discretionary	8.10%
Consumer Staples	1.63%
Energy	3.13%
Financials	25.79%
Health Care	7.05%
Industrials	19.92%
Information Technology	19.03%
Materials	4.96%
Real Estate	3.70%
Utilities	2.89%
Repurchase Agreements	2.28%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000212759
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Small Cap Value Fund
Class Name	Class R6
Trading Symbol	LMVWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$99	0.99%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -0.43%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 9.87% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Plc. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to MEG Energy Corp.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Columbus McKinnon Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 2000 Value Index	Russell 2000 Index	S&P 500 Index
6/28/2019	$10,000	$10,000	$10,000	$10,000
6/30/2019	$10,000	$10,000	$10,000	$10,000
7/31/2019	$9,971	$10,016	$10,058	$10,144
8/31/2019	$9,168	$9,457	$9,561	$9,983
9/30/2019	$9,671	$9,943	$9,760	$10,170
10/31/2019	$9,788	$10,184	$10,017	$10,390
11/30/2019	$10,226	$10,422	$10,429	$10,767
12/31/2019	$10,647	$10,787	$10,730	$11,092
1/31/2020	$10,132	$10,205	$10,386	$11,088
2/29/2020	$9,089	$9,213	$9,512	$10,175
3/31/2020	$6,149	$6,940	$7,445	$8,918
4/30/2020	$7,016	$7,796	$8,468	$10,062
5/31/2020	$7,733	$8,020	$9,019	$10,541
6/30/2020	$8,265	$8,252	$9,337	$10,751
7/31/2020	$8,411	$8,423	$9,596	$11,357
8/31/2020	$8,879	$8,876	$10,137	$12,173
9/30/2020	$8,338	$8,463	$9,798	$11,710
10/31/2020	$8,724	$8,766	$10,003	$11,399
11/30/2020	$10,685	$10,458	$11,847	$12,647
12/31/2020	$11,564	$11,287	$12,872	$13,133
1/31/2021	$11,829	$11,881	$13,520	$13,000
2/28/2021	$13,354	$12,997	$14,362	$13,359
3/31/2021	$13,800	$13,676	$14,506	$13,944
4/30/2021	$14,368	$13,953	$14,811	$14,688
5/31/2021	$14,693	$14,387	$14,842	$14,791
6/30/2021	$14,324	$14,300	$15,129	$15,136
7/31/2021	$13,822	$13,788	$14,583	$15,496
8/31/2021	$13,934	$14,157	$14,909	$15,967
9/30/2021	$13,861	$13,873	$14,469	$15,224
10/31/2021	$14,368	$14,402	$15,085	$16,291
11/30/2021	$13,917	$13,910	$14,456	$16,178
12/31/2021	$14,750	$14,478	$14,779	$16,903
1/31/2022	$14,104	$13,633	$13,356	$16,028
2/28/2022	$14,252	$13,859	$13,499	$15,548
3/31/2022	$14,008	$14,130	$13,667	$16,126
4/30/2022	$12,864	$13,034	$12,313	$14,719
5/31/2022	$13,213	$13,284	$12,331	$14,747
6/30/2022	$11,696	$11,972	$11,317	$13,529
7/31/2022	$12,792	$13,131	$12,498	$14,777
8/31/2022	$12,390	$12,715	$12,243	$14,174
9/30/2022	$11,165	$11,420	$11,069	$12,869
10/31/2022	$12,539	$12,857	$12,288	$13,911
11/30/2022	$13,165	$13,250	$12,575	$14,688
12/31/2022	$12,529	$12,381	$11,759	$13,842
1/31/2023	$13,811	$13,562	$12,905	$14,711
2/28/2023	$13,578	$13,250	$12,687	$14,352
3/31/2023	$12,832	$12,299	$12,081	$14,879
4/30/2023	$12,723	$11,993	$11,864	$15,112
5/31/2023	$12,315	$11,757	$11,754	$15,177
6/30/2023	$13,364	$12,691	$12,710	$16,180
7/31/2023	$14,040	$13,648	$13,487	$16,700
8/31/2023	$13,538	$12,992	$12,812	$16,434
9/30/2023	$12,827	$12,315	$12,058	$15,651
10/31/2023	$11,962	$11,581	$11,236	$15,321
11/30/2023	$12,933	$12,623	$12,253	$16,721
12/31/2023	$14,274	$14,194	$13,750	$17,480
1/31/2024	$13,960	$13,549	$13,215	$17,774
2/29/2024	$14,348	$13,993	$13,962	$18,723
3/31/2024	$14,757	$14,606	$14,462	$19,326
4/30/2024	$13,770	$13,675	$13,444	$18,536
5/31/2024	$14,747	$14,315	$14,118	$19,455
6/30/2024	$14,493	$14,073	$13,988	$20,153
7/31/2024	$15,859	$15,789	$15,409	$20,399
8/31/2024	$15,700	$15,492	$15,179	$20,894
9/30/2024	$15,545	$15,502	$15,285	$21,340
10/31/2024	$15,256	$15,260	$15,064	$21,146
11/30/2024	$16,948	$16,732	$16,717	$22,388
12/31/2024	$15,773	$15,337	$15,336	$21,854
1/31/2025	$16,011	$15,652	$15,738	$22,462
2/28/2025	$15,137	$15,053	$14,896	$22,169
3/31/2025	$14,333	$14,150	$13,882	$20,920
4/30/2025	$13,628	$13,582	$13,562	$20,778
5/31/2025	$13,930	$14,152	$14,286	$22,086
6/30/2025	$14,867	$14,852	$15,062	$23,209
7/31/2025	$15,211	$15,115	$15,324	$23,730
8/31/2025	$15,746	$16,395	$16,418	$24,211
9/30/2025	$15,482	$16,725	$16,929	$25,095
10/31/2025	$15,190	$16,766	$17,235	$25,683

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/28/19
Class R6 at NAV	(0.43%)	11.73%	6.81%
Russell 2000 Value Index	9.87%	13.85%	8.49%
Russell 2000 Index	14.41%	11.50%	8.96%
S&P 500 Index	21.45%	17.64%	16.03%

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 86,141,375
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 684,344
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$86,141,375
# of Portfolio Holdings	45
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$684,344

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.52%
Consumer Discretionary	8.10%
Consumer Staples	1.63%
Energy	3.13%
Financials	25.79%
Health Care	7.05%
Industrials	19.92%
Information Technology	19.03%
Materials	4.96%
Real Estate	3.70%
Utilities	2.89%
Repurchase Agreements	2.28%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208652
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class A
Trading Symbol	LFGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.05%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 39.40%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Palantir Technologies, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Trade Desk, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$9,422	$10,000	$10,000
2/28/2019	$10,038	$10,358	$10,321
3/31/2019	$10,069	$10,653	$10,522
4/30/2019	$10,408	$11,134	$10,948
5/31/2019	$9,925	$10,431	$10,252
6/30/2019	$10,515	$11,147	$10,974
7/31/2019	$10,892	$11,399	$11,132
8/31/2019	$10,578	$11,311	$10,956
9/30/2019	$9,642	$11,313	$11,161
10/31/2019	$9,975	$11,632	$11,403
11/30/2019	$10,590	$12,148	$11,816
12/31/2019	$10,898	$12,514	$12,173
1/31/2020	$11,369	$12,794	$12,168
2/29/2020	$11,005	$11,923	$11,167
3/31/2020	$10,113	$10,750	$9,787
4/30/2020	$11,652	$12,340	$11,042
5/31/2020	$13,084	$13,169	$11,568
6/30/2020	$14,359	$13,742	$11,798
7/31/2020	$15,754	$14,799	$12,463
8/31/2020	$17,557	$16,327	$13,359
9/30/2020	$17,399	$15,559	$12,852
10/31/2020	$16,897	$15,030	$12,510
11/30/2020	$19,021	$16,569	$13,879
12/31/2020	$20,282	$17,331	$14,413
1/31/2021	$20,208	$17,203	$14,267
2/28/2021	$20,764	$17,199	$14,661
3/31/2021	$19,806	$17,494	$15,303
4/30/2021	$21,113	$18,685	$16,120
5/31/2021	$20,409	$18,426	$16,232
6/30/2021	$21,716	$19,582	$16,611
7/31/2021	$22,273	$20,228	$17,006
8/31/2021	$23,091	$20,984	$17,523
9/30/2021	$21,703	$19,809	$16,708
10/31/2021	$24,244	$21,524	$17,878
11/30/2021	$24,108	$21,656	$17,754
12/31/2021	$22,907	$22,114	$18,550
1/31/2022	$19,987	$20,216	$17,590
2/28/2022	$19,444	$19,357	$17,064
3/31/2022	$19,925	$20,115	$17,697
4/30/2022	$17,182	$17,685	$16,154
5/31/2022	$16,121	$17,274	$16,184
6/30/2022	$15,044	$15,906	$14,848
7/31/2022	$16,702	$17,815	$16,217
8/31/2022	$16,136	$16,985	$15,555
9/30/2022	$14,757	$15,334	$14,123
10/31/2022	$15,292	$16,230	$15,266
11/30/2022	$15,393	$16,970	$16,119
12/31/2022	$13,960	$15,671	$15,191
1/31/2023	$14,974	$16,977	$16,145
2/28/2023	$14,525	$16,775	$15,751
3/31/2023	$15,555	$17,922	$16,329
4/30/2023	$15,222	$18,099	$16,584
5/31/2023	$16,152	$18,924	$16,656
6/30/2023	$17,260	$20,218	$17,757
7/31/2023	$17,887	$20,899	$18,327
8/31/2023	$17,663	$20,711	$18,036
9/30/2023	$16,361	$19,585	$17,176
10/31/2023	$15,865	$19,306	$16,815
11/30/2023	$18,127	$21,410	$18,350
12/31/2023	$18,677	$22,359	$19,184
1/31/2024	$19,824	$22,916	$19,506
2/29/2024	$21,613	$24,480	$20,548
3/31/2024	$21,915	$24,911	$21,209
4/30/2024	$20,560	$23,854	$20,343
5/31/2024	$21,691	$25,282	$21,351
6/30/2024	$23,341	$26,987	$22,117
7/31/2024	$21,985	$26,528	$22,387
8/31/2024	$22,876	$27,080	$22,930
9/30/2024	$23,852	$27,848	$23,419
10/31/2024	$24,697	$27,755	$23,207
11/30/2024	$28,190	$29,556	$24,569
12/31/2024	$28,113	$29,816	$23,983
1/31/2025	$29,484	$30,406	$24,651
2/28/2025	$27,524	$29,314	$24,330
3/31/2025	$24,317	$26,835	$22,959
4/30/2025	$25,704	$27,292	$22,803
5/31/2025	$28,392	$29,734	$24,239
6/30/2025	$30,615	$31,660	$25,471
7/31/2025	$31,560	$32,856	$26,043
8/31/2025	$31,878	$33,223	$26,571
9/30/2025	$33,419	$34,984	$27,541
10/31/2025	$34,426	$36,276	$28,185

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/31/19
Class A at NAV	39.40%	15.30%	21.17%
Class A with sales charge	31.40%	13.94%	20.11%
Russell 1000 Growth Index	30.70%	19.27%	21.04%
S&P 500 Index	21.45%	17.64%	16.60%

Performance Inception Date	Jan. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 180,018,172
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 526,567
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$180,018,172
# of Portfolio Holdings	34
Portfolio Turnover Rate	84%
Total Advisory Fees Paid	$526,567

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	15.17%
Consumer Discretionary	13.49%
Financials	3.22%
Health Care	4.00%
Industrials	10.32%
Information Technology	49.12%
Repurchase Agreements	4.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000208648
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class C
Trading Symbol	LFGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$214	1.80%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 38.33%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Palantir Technologies, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Trade Desk, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,647	$10,358	$10,321
3/31/2019	$10,673	$10,653	$10,522
4/30/2019	$11,027	$11,134	$10,948
5/31/2019	$10,507	$10,431	$10,252
6/30/2019	$11,127	$11,147	$10,974
7/31/2019	$11,513	$11,399	$11,132
8/31/2019	$11,180	$11,311	$10,956
9/30/2019	$10,180	$11,313	$11,161
10/31/2019	$10,533	$11,632	$11,403
11/30/2019	$11,173	$12,148	$11,816
12/31/2019	$11,493	$12,514	$12,173
1/31/2020	$11,980	$12,794	$12,168
2/29/2020	$11,593	$11,923	$11,167
3/31/2020	$10,640	$10,750	$9,787
4/30/2020	$12,253	$12,340	$11,042
5/31/2020	$13,753	$13,169	$11,568
6/30/2020	$15,080	$13,742	$11,798
7/31/2020	$16,540	$14,799	$12,463
8/31/2020	$18,420	$16,327	$13,359
9/30/2020	$18,247	$15,559	$12,852
10/31/2020	$17,707	$15,030	$12,510
11/30/2020	$19,914	$16,569	$13,879
12/31/2020	$21,231	$17,331	$14,413
1/31/2021	$21,139	$17,203	$14,267
2/28/2021	$21,708	$17,199	$14,661
3/31/2021	$20,690	$17,494	$15,303
4/30/2021	$22,043	$18,685	$16,120
5/31/2021	$21,295	$18,426	$16,232
6/30/2021	$22,641	$19,582	$16,611
7/31/2021	$23,211	$20,228	$17,006
8/31/2021	$24,044	$20,984	$17,523
9/30/2021	$22,584	$19,809	$16,708
10/31/2021	$25,220	$21,524	$17,878
11/30/2021	$25,060	$21,656	$17,754
12/31/2021	$23,797	$22,114	$18,550
1/31/2022	$20,750	$20,216	$17,590
2/28/2022	$20,172	$19,357	$17,064
3/31/2022	$20,659	$20,115	$17,697
4/30/2022	$17,802	$17,685	$16,154
5/31/2022	$16,696	$17,274	$16,184
6/30/2022	$15,573	$15,906	$14,848
7/31/2022	$17,274	$17,815	$16,217
8/31/2022	$16,679	$16,985	$15,555
9/30/2022	$15,242	$15,334	$14,123
10/31/2022	$15,787	$16,230	$15,266
11/30/2022	$15,886	$16,970	$16,119
12/31/2022	$14,392	$15,671	$15,191
1/31/2023	$15,432	$16,977	$16,145
2/28/2023	$14,953	$16,775	$15,751
3/31/2023	$16,002	$17,922	$16,329
4/30/2023	$15,647	$18,099	$16,584
5/31/2023	$16,605	$18,924	$16,656
6/30/2023	$17,719	$20,218	$17,757
7/31/2023	$18,355	$20,899	$18,327
8/31/2023	$18,124	$20,711	$18,036
9/30/2023	$16,770	$19,585	$17,176
10/31/2023	$16,250	$19,306	$16,815
11/30/2023	$18,562	$21,410	$18,350
12/31/2023	$19,115	$22,359	$19,184
1/31/2024	$20,271	$22,916	$19,506
2/29/2024	$22,087	$24,480	$20,548
3/31/2024	$22,376	$24,911	$21,209
4/30/2024	$20,989	$23,854	$20,343
5/31/2024	$22,129	$25,282	$21,351
6/30/2024	$23,788	$26,987	$22,117
7/31/2024	$22,393	$26,528	$22,387
8/31/2024	$23,285	$27,080	$22,930
9/30/2024	$24,267	$27,848	$23,419
10/31/2024	$25,118	$27,755	$23,207
11/30/2024	$28,643	$29,556	$24,569
12/31/2024	$28,553	$29,816	$23,983
1/31/2025	$29,923	$30,406	$24,651
2/28/2025	$27,917	$29,314	$24,330
3/31/2025	$24,647	$26,835	$22,959
4/30/2025	$26,042	$27,292	$22,803
5/31/2025	$28,743	$29,734	$24,239
6/30/2025	$30,972	$31,660	$25,471
7/31/2025	$31,913	$32,856	$26,043
8/31/2025	$32,219	$33,223	$26,571
9/30/2025	$33,746	$34,984	$27,541
10/31/2025	$34,745	$36,276	$28,185

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/31/19
Class C at NAV	38.33%	14.43%	20.27%
Class C with sales charge	37.33%	14.43%	20.27%
Russell 1000 Growth Index	30.70%	19.27%	21.04%
S&P 500 Index	21.45%	17.64%	16.60%

Performance Inception Date	Jan. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 180,018,172
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 526,567
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$180,018,172
# of Portfolio Holdings	34
Portfolio Turnover Rate	84%
Total Advisory Fees Paid	$526,567

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	15.17%
Consumer Discretionary	13.49%
Financials	3.22%
Health Care	4.00%
Industrials	10.32%
Information Technology	49.12%
Repurchase Agreements	4.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000208649
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class F
Trading Symbol	LFGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$96	0.80%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 39.75%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Palantir Technologies, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Trade Desk, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,653	$10,358	$10,321
3/31/2019	$10,693	$10,653	$10,522
4/30/2019	$11,053	$11,134	$10,948
5/31/2019	$10,540	$10,431	$10,252
6/30/2019	$11,173	$11,147	$10,974
7/31/2019	$11,573	$11,399	$11,132
8/31/2019	$11,247	$11,311	$10,956
9/30/2019	$10,247	$11,313	$11,161
10/31/2019	$10,607	$11,632	$11,403
11/30/2019	$11,267	$12,148	$11,816
12/31/2019	$11,593	$12,514	$12,173
1/31/2020	$12,100	$12,794	$12,168
2/29/2020	$11,713	$11,923	$11,167
3/31/2020	$10,767	$10,750	$9,787
4/30/2020	$12,407	$12,340	$11,042
5/31/2020	$13,940	$13,169	$11,568
6/30/2020	$15,293	$13,742	$11,798
7/31/2020	$16,787	$14,799	$12,463
8/31/2020	$18,713	$16,327	$13,359
9/30/2020	$18,553	$15,559	$12,852
10/31/2020	$18,020	$15,030	$12,510
11/30/2020	$20,288	$16,569	$13,879
12/31/2020	$21,639	$17,331	$14,413
1/31/2021	$21,561	$17,203	$14,267
2/28/2021	$22,158	$17,199	$14,661
3/31/2021	$21,141	$17,494	$15,303
4/30/2021	$22,543	$18,685	$16,120
5/31/2021	$21,796	$18,426	$16,232
6/30/2021	$23,197	$19,582	$16,611
7/31/2021	$23,802	$20,228	$17,006
8/31/2021	$24,677	$20,984	$17,523
9/30/2021	$23,197	$19,809	$16,708
10/31/2021	$25,921	$21,524	$17,878
11/30/2021	$25,777	$21,656	$17,754
12/31/2021	$24,505	$22,114	$18,550
1/31/2022	$21,377	$20,216	$17,590
2/28/2022	$20,802	$19,357	$17,064
3/31/2022	$21,328	$20,115	$17,697
4/30/2022	$18,389	$17,685	$16,154
5/31/2022	$17,264	$17,274	$16,184
6/30/2022	$16,115	$15,906	$14,848
7/31/2022	$17,888	$17,815	$16,217
8/31/2022	$17,289	$16,985	$15,555
9/30/2022	$15,811	$15,334	$14,123
10/31/2022	$16,386	$16,230	$15,266
11/30/2022	$16,501	$16,970	$16,119
12/31/2022	$14,965	$15,671	$15,191
1/31/2023	$16,057	$16,977	$16,145
2/28/2023	$15,573	$16,775	$15,751
3/31/2023	$16,681	$17,922	$16,329
4/30/2023	$16,328	$18,099	$16,584
5/31/2023	$17,338	$18,924	$16,656
6/30/2023	$18,520	$20,218	$17,757
7/31/2023	$19,201	$20,899	$18,327
8/31/2023	$18,972	$20,711	$18,036
9/30/2023	$17,576	$19,585	$17,176
10/31/2023	$17,042	$19,306	$16,815
11/30/2023	$19,481	$21,410	$18,350
12/31/2023	$20,072	$22,359	$19,184
1/31/2024	$21,303	$22,916	$19,506
2/29/2024	$23,232	$24,480	$20,548
3/31/2024	$23,569	$24,911	$21,209
4/30/2024	$22,116	$23,854	$20,343
5/31/2024	$23,339	$25,282	$21,351
6/30/2024	$25,112	$26,987	$22,117
7/31/2024	$23,659	$26,528	$22,387
8/31/2024	$24,628	$27,080	$22,930
9/30/2024	$25,679	$27,848	$23,419
10/31/2024	$26,598	$27,755	$23,207
11/30/2024	$30,358	$29,556	$24,569
12/31/2024	$30,292	$29,816	$23,983
1/31/2025	$31,778	$30,406	$24,651
2/28/2025	$29,668	$29,314	$24,330
3/31/2025	$26,212	$26,835	$22,959
4/30/2025	$27,714	$27,292	$22,803
5/31/2025	$30,621	$29,734	$24,239
6/30/2025	$33,026	$31,660	$25,471
7/31/2025	$34,052	$32,856	$26,043
8/31/2025	$34,405	$33,223	$26,571
9/30/2025	$36,071	$34,984	$27,541
10/31/2025	$37,172	$36,276	$28,185

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/31/19
Class F at NAV	39.75%	15.58%	21.48%
Russell 1000 Growth Index	30.70%	19.27%	21.04%
S&P 500 Index	21.45%	17.64%	16.60%

Performance Inception Date	Jan. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 180,018,172
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 526,567
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$180,018,172
# of Portfolio Holdings	34
Portfolio Turnover Rate	84%
Total Advisory Fees Paid	$526,567

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	15.17%
Consumer Discretionary	13.49%
Financials	3.22%
Health Care	4.00%
Industrials	10.32%
Information Technology	49.12%
Repurchase Agreements	4.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000208650
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class F3
Trading Symbol	LFGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$82	0.68%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 39.89%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Palantir Technologies, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Trade Desk, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,660	$10,358	$10,321
3/31/2019	$10,693	$10,653	$10,522
4/30/2019	$11,053	$11,134	$10,948
5/31/2019	$10,547	$10,431	$10,252
6/30/2019	$11,180	$11,147	$10,974
7/31/2019	$11,580	$11,399	$11,132
8/31/2019	$11,253	$11,311	$10,956
9/30/2019	$10,253	$11,313	$11,161
10/31/2019	$10,613	$11,632	$11,403
11/30/2019	$11,273	$12,148	$11,816
12/31/2019	$11,607	$12,514	$12,173
1/31/2020	$12,113	$12,794	$12,168
2/29/2020	$11,727	$11,923	$11,167
3/31/2020	$10,773	$10,750	$9,787
4/30/2020	$12,420	$12,340	$11,042
5/31/2020	$13,953	$13,169	$11,568
6/30/2020	$15,307	$13,742	$11,798
7/31/2020	$16,807	$14,799	$12,463
8/31/2020	$18,733	$16,327	$13,359
9/30/2020	$18,573	$15,559	$12,852
10/31/2020	$18,040	$15,030	$12,510
11/30/2020	$20,307	$16,569	$13,879
12/31/2020	$21,666	$17,331	$14,413
1/31/2021	$21,595	$17,203	$14,267
2/28/2021	$22,192	$17,199	$14,661
3/31/2021	$21,175	$17,494	$15,303
4/30/2021	$22,576	$18,685	$16,120
5/31/2021	$21,829	$18,426	$16,232
6/30/2021	$23,230	$19,582	$16,611
7/31/2021	$23,835	$20,228	$17,006
8/31/2021	$24,717	$20,984	$17,523
9/30/2021	$23,230	$19,809	$16,708
10/31/2021	$25,969	$21,524	$17,878
11/30/2021	$25,825	$21,656	$17,754
12/31/2021	$24,544	$22,114	$18,550
1/31/2022	$21,418	$20,216	$17,590
2/28/2022	$20,843	$19,357	$17,064
3/31/2022	$21,360	$20,115	$17,697
4/30/2022	$18,423	$17,685	$16,154
5/31/2022	$17,298	$17,274	$16,184
6/30/2022	$16,150	$15,906	$14,848
7/31/2022	$17,930	$17,815	$16,217
8/31/2022	$17,323	$16,985	$15,555
9/30/2022	$15,854	$15,334	$14,123
10/31/2022	$16,429	$16,230	$15,266
11/30/2022	$16,543	$16,970	$16,119
12/31/2022	$15,009	$15,671	$15,191
1/31/2023	$16,109	$16,977	$16,145
2/28/2023	$15,624	$16,775	$15,751
3/31/2023	$16,732	$17,922	$16,329
4/30/2023	$16,379	$18,099	$16,584
5/31/2023	$17,389	$18,924	$16,656
6/30/2023	$18,587	$20,218	$17,757
7/31/2023	$19,268	$20,899	$18,327
8/31/2023	$19,038	$20,711	$18,036
9/30/2023	$17,635	$19,585	$17,176
10/31/2023	$17,110	$19,306	$16,815
11/30/2023	$19,555	$21,410	$18,350
12/31/2023	$20,154	$22,359	$19,184
1/31/2024	$21,393	$22,916	$19,506
2/29/2024	$23,338	$24,480	$20,548
3/31/2024	$23,666	$24,911	$21,209
4/30/2024	$22,214	$23,854	$20,343
5/31/2024	$23,445	$25,282	$21,351
6/30/2024	$25,234	$26,987	$22,117
7/31/2024	$23,773	$26,528	$22,387
8/31/2024	$24,750	$27,080	$22,930
9/30/2024	$25,816	$27,848	$23,419
10/31/2024	$26,744	$27,755	$23,207
11/30/2024	$30,527	$29,556	$24,569
12/31/2024	$30,461	$29,816	$23,983
1/31/2025	$31,955	$30,406	$24,651
2/28/2025	$29,837	$29,314	$24,330
3/31/2025	$26,366	$26,835	$22,959
4/30/2025	$27,876	$27,292	$22,803
5/31/2025	$30,806	$29,734	$24,239
6/30/2025	$33,226	$31,660	$25,471
7/31/2025	$34,260	$32,856	$26,043
8/31/2025	$34,622	$33,223	$26,571
9/30/2025	$36,304	$34,984	$27,541
10/31/2025	$37,412	$36,276	$28,185

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/31/19
Class F3 at NAV	39.89%	15.71%	21.59%
Russell 1000 Growth Index	30.70%	19.27%	21.04%
S&P 500 Index	21.45%	17.64%	16.60%

Performance Inception Date	Jan. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 180,018,172
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 526,567
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$180,018,172
# of Portfolio Holdings	34
Portfolio Turnover Rate	84%
Total Advisory Fees Paid	$526,567

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	15.17%
Consumer Discretionary	13.49%
Financials	3.22%
Health Care	4.00%
Industrials	10.32%
Information Technology	49.12%
Repurchase Agreements	4.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: As of March 1, 2025, the expense limitation on total net annual operating expenses increased from 0.65% to 0.70% as part of the annual review of transfer agency expenses.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Expenses [Text Block]	Expenses: As of March 1, 2025, the expense limitation on total net annual operating expenses increased from 0.65% to 0.70% as part of the annual review of transfer agency expenses.
Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000208651
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class I
Trading Symbol	LFGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.80%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 39.77%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Palantir Technologies, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Trade Desk, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,660	$10,358	$10,321
3/31/2019	$10,693	$10,653	$10,522
4/30/2019	$11,053	$11,134	$10,948
5/31/2019	$10,547	$10,431	$10,252
6/30/2019	$11,173	$11,147	$10,974
7/31/2019	$11,573	$11,399	$11,132
8/31/2019	$11,247	$11,311	$10,956
9/30/2019	$10,253	$11,313	$11,161
10/31/2019	$10,613	$11,632	$11,403
11/30/2019	$11,267	$12,148	$11,816
12/31/2019	$11,600	$12,514	$12,173
1/31/2020	$12,100	$12,794	$12,168
2/29/2020	$11,720	$11,923	$11,167
3/31/2020	$10,767	$10,750	$9,787
4/30/2020	$12,407	$12,340	$11,042
5/31/2020	$13,940	$13,169	$11,568
6/30/2020	$15,293	$13,742	$11,798
7/31/2020	$16,787	$14,799	$12,463
8/31/2020	$18,713	$16,327	$13,359
9/30/2020	$18,553	$15,559	$12,852
10/31/2020	$18,013	$15,030	$12,510
11/30/2020	$20,280	$16,569	$13,879
12/31/2020	$21,639	$17,331	$14,413
1/31/2021	$21,561	$17,203	$14,267
2/28/2021	$22,158	$17,199	$14,661
3/31/2021	$21,141	$17,494	$15,303
4/30/2021	$22,543	$18,685	$16,120
5/31/2021	$21,796	$18,426	$16,232
6/30/2021	$23,197	$19,582	$16,611
7/31/2021	$23,802	$20,228	$17,006
8/31/2021	$24,677	$20,984	$17,523
9/30/2021	$23,197	$19,809	$16,708
10/31/2021	$25,921	$21,524	$17,878
11/30/2021	$25,777	$21,656	$17,754
12/31/2021	$24,496	$22,114	$18,550
1/31/2022	$21,377	$20,216	$17,590
2/28/2022	$20,802	$19,357	$17,064
3/31/2022	$21,319	$20,115	$17,697
4/30/2022	$18,389	$17,685	$16,154
5/31/2022	$17,264	$17,274	$16,184
6/30/2022	$16,115	$15,906	$14,848
7/31/2022	$17,888	$17,815	$16,217
8/31/2022	$17,289	$16,985	$15,555
9/30/2022	$15,811	$15,334	$14,123
10/31/2022	$16,386	$16,230	$15,266
11/30/2022	$16,509	$16,970	$16,119
12/31/2022	$14,974	$15,671	$15,191
1/31/2023	$16,066	$16,977	$16,145
2/28/2023	$15,581	$16,775	$15,751
3/31/2023	$16,689	$17,922	$16,329
4/30/2023	$16,336	$18,099	$16,584
5/31/2023	$17,338	$18,924	$16,656
6/30/2023	$18,528	$20,218	$17,757
7/31/2023	$19,210	$20,899	$18,327
8/31/2023	$18,972	$20,711	$18,036
9/30/2023	$17,576	$19,585	$17,176
10/31/2023	$17,051	$19,306	$16,815
11/30/2023	$19,481	$21,410	$18,350
12/31/2023	$20,080	$22,359	$19,184
1/31/2024	$21,311	$22,916	$19,506
2/29/2024	$23,240	$24,480	$20,548
3/31/2024	$23,569	$24,911	$21,209
4/30/2024	$22,124	$23,854	$20,343
5/31/2024	$23,347	$25,282	$21,351
6/30/2024	$25,120	$26,987	$22,117
7/31/2024	$23,667	$26,528	$22,387
8/31/2024	$24,636	$27,080	$22,930
9/30/2024	$25,687	$27,848	$23,419
10/31/2024	$26,606	$27,755	$23,207
11/30/2024	$30,374	$29,556	$24,569
12/31/2024	$30,300	$29,816	$23,983
1/31/2025	$31,786	$30,406	$24,651
2/28/2025	$29,676	$29,314	$24,330
3/31/2025	$26,220	$26,835	$22,959
4/30/2025	$27,723	$27,292	$22,803
5/31/2025	$30,637	$29,734	$24,239
6/30/2025	$33,034	$31,660	$25,471
7/31/2025	$34,068	$32,856	$26,043
8/31/2025	$34,421	$33,223	$26,571
9/30/2025	$36,088	$34,984	$27,541
10/31/2025	$37,188	$36,276	$28,185

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/31/19
Class I at NAV	39.77%	15.60%	21.49%
Russell 1000 Growth Index	30.70%	19.27%	21.04%
S&P 500 Index	21.45%	17.64%	16.60%

Performance Inception Date	Jan. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 180,018,172
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 526,567
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$180,018,172
# of Portfolio Holdings	34
Portfolio Turnover Rate	84%
Total Advisory Fees Paid	$526,567

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	15.17%
Consumer Discretionary	13.49%
Financials	3.22%
Health Care	4.00%
Industrials	10.32%
Information Technology	49.12%
Repurchase Agreements	4.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000208653
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class R3
Trading Symbol	LFGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$155	1.30%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 39.01%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Palantir Technologies, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Trade Desk, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,653	$10,358	$10,321
3/31/2019	$10,687	$10,653	$10,522
4/30/2019	$11,040	$11,134	$10,948
5/31/2019	$10,527	$10,431	$10,252
6/30/2019	$11,153	$11,147	$10,974
7/31/2019	$11,547	$11,399	$11,132
8/31/2019	$11,213	$11,311	$10,956
9/30/2019	$10,213	$11,313	$11,161
10/31/2019	$10,573	$11,632	$11,403
11/30/2019	$11,220	$12,148	$11,816
12/31/2019	$11,540	$12,514	$12,173
1/31/2020	$12,040	$12,794	$12,168
2/29/2020	$11,653	$11,923	$11,167
3/31/2020	$10,700	$10,750	$9,787
4/30/2020	$12,327	$12,340	$11,042
5/31/2020	$13,847	$13,169	$11,568
6/30/2020	$15,187	$13,742	$11,798
7/31/2020	$16,660	$14,799	$12,463
8/31/2020	$18,567	$16,327	$13,359
9/30/2020	$18,400	$15,559	$12,852
10/31/2020	$17,860	$15,030	$12,510
11/30/2020	$20,101	$16,569	$13,879
12/31/2020	$21,432	$17,331	$14,413
1/31/2021	$21,346	$17,203	$14,267
2/28/2021	$21,930	$17,199	$14,661
3/31/2021	$20,912	$17,494	$15,303
4/30/2021	$22,286	$18,685	$16,120
5/31/2021	$21,539	$18,426	$16,232
6/30/2021	$22,919	$19,582	$16,611
7/31/2021	$23,503	$20,228	$17,006
8/31/2021	$24,357	$20,984	$17,523
9/30/2021	$22,884	$19,809	$16,708
10/31/2021	$25,567	$21,524	$17,878
11/30/2021	$25,415	$21,656	$17,754
12/31/2021	$24,139	$22,114	$18,550
1/31/2022	$21,060	$20,216	$17,590
2/28/2022	$20,484	$19,357	$17,064
3/31/2022	$20,986	$20,115	$17,697
4/30/2022	$18,088	$17,685	$16,154
5/31/2022	$16,976	$17,274	$16,184
6/30/2022	$15,840	$15,906	$14,848
7/31/2022	$17,577	$17,815	$16,217
8/31/2022	$16,976	$16,985	$15,555
9/30/2022	$15,527	$15,334	$14,123
10/31/2022	$16,079	$16,230	$15,266
11/30/2022	$16,186	$16,970	$16,119
12/31/2022	$14,679	$15,671	$15,191
1/31/2023	$15,742	$16,977	$16,145
2/28/2023	$15,264	$16,775	$15,751
3/31/2023	$16,343	$17,922	$16,329
4/30/2023	$15,989	$18,099	$16,584
5/31/2023	$16,968	$18,924	$16,656
6/30/2023	$18,121	$20,218	$17,757
7/31/2023	$18,779	$20,899	$18,327
8/31/2023	$18,541	$20,711	$18,036
9/30/2023	$17,166	$19,585	$17,176
10/31/2023	$16,647	$19,306	$16,815
11/30/2023	$19,018	$21,410	$18,350
12/31/2023	$19,595	$22,359	$19,184
1/31/2024	$20,780	$22,916	$19,506
2/29/2024	$22,657	$24,480	$20,548
3/31/2024	$22,970	$24,911	$21,209
4/30/2024	$21,546	$23,854	$20,343
5/31/2024	$22,731	$25,282	$21,351
6/30/2024	$24,444	$26,987	$22,117
7/31/2024	$23,019	$26,528	$22,387
8/31/2024	$23,950	$27,080	$22,930
9/30/2024	$24,971	$27,848	$23,419
10/31/2024	$25,852	$27,755	$23,207
11/30/2024	$29,499	$29,556	$24,569
12/31/2024	$29,417	$29,816	$23,983
1/31/2025	$30,841	$30,406	$24,651
2/28/2025	$28,783	$29,314	$24,330
3/31/2025	$25,424	$26,835	$22,959
4/30/2025	$26,864	$27,292	$22,803
5/31/2025	$29,672	$29,734	$24,239
6/30/2025	$31,985	$31,660	$25,471
7/31/2025	$32,965	$32,856	$26,043
8/31/2025	$33,294	$33,223	$26,571
9/30/2025	$34,891	$34,984	$27,541
10/31/2025	$35,937	$36,276	$28,185

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/31/19
Class R3 at NAV	39.01%	15.01%	20.87%
Russell 1000 Growth Index	30.70%	19.27%	21.04%
S&P 500 Index	21.45%	17.64%	16.60%

Performance Inception Date	Jan. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 180,018,172
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 526,567
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$180,018,172
# of Portfolio Holdings	34
Portfolio Turnover Rate	84%
Total Advisory Fees Paid	$526,567

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	15.17%
Consumer Discretionary	13.49%
Financials	3.22%
Health Care	4.00%
Industrials	10.32%
Information Technology	49.12%
Repurchase Agreements	4.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000208654
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class R4
Trading Symbol	LFGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$126	1.05%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 39.37%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Palantir Technologies, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Trade Desk, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,653	$10,358	$10,321
3/31/2019	$10,687	$10,653	$10,522
4/30/2019	$11,047	$11,134	$10,948
5/31/2019	$10,533	$10,431	$10,252
6/30/2019	$11,160	$11,147	$10,974
7/31/2019	$11,560	$11,399	$11,132
8/31/2019	$11,233	$11,311	$10,956
9/30/2019	$10,233	$11,313	$11,161
10/31/2019	$10,593	$11,632	$11,403
11/30/2019	$11,240	$12,148	$11,816
12/31/2019	$11,573	$12,514	$12,173
1/31/2020	$12,073	$12,794	$12,168
2/29/2020	$11,687	$11,923	$11,167
3/31/2020	$10,733	$10,750	$9,787
4/30/2020	$12,367	$12,340	$11,042
5/31/2020	$13,893	$13,169	$11,568
6/30/2020	$15,240	$13,742	$11,798
7/31/2020	$16,727	$14,799	$12,463
8/31/2020	$18,640	$16,327	$13,359
9/30/2020	$18,473	$15,559	$12,852
10/31/2020	$17,940	$15,030	$12,510
11/30/2020	$20,187	$16,569	$13,879
12/31/2020	$21,532	$17,331	$14,413
1/31/2021	$21,454	$17,203	$14,267
2/28/2021	$22,045	$17,199	$14,661
3/31/2021	$21,027	$17,494	$15,303
4/30/2021	$22,415	$18,685	$16,120
5/31/2021	$21,667	$18,426	$16,232
6/30/2021	$23,055	$19,582	$16,611
7/31/2021	$23,653	$20,228	$17,006
8/31/2021	$24,514	$20,984	$17,523
9/30/2021	$23,041	$19,809	$16,708
10/31/2021	$25,745	$21,524	$17,878
11/30/2021	$25,593	$21,656	$17,754
12/31/2021	$24,319	$22,114	$18,550
1/31/2022	$21,219	$20,216	$17,590
2/28/2022	$20,644	$19,357	$17,064
3/31/2022	$21,153	$20,115	$17,697
4/30/2022	$18,243	$17,685	$16,154
5/31/2022	$17,117	$17,274	$16,184
6/30/2022	$15,974	$15,906	$14,848
7/31/2022	$17,733	$17,815	$16,217
8/31/2022	$17,133	$16,985	$15,555
9/30/2022	$15,670	$15,334	$14,123
10/31/2022	$16,237	$16,230	$15,266
11/30/2022	$16,344	$16,970	$16,119
12/31/2022	$14,823	$15,671	$15,191
1/31/2023	$15,900	$16,977	$16,145
2/28/2023	$15,415	$16,775	$15,751
3/31/2023	$16,508	$17,922	$16,329
4/30/2023	$16,155	$18,099	$16,584
5/31/2023	$17,150	$18,924	$16,656
6/30/2023	$18,325	$20,218	$17,757
7/31/2023	$18,991	$20,899	$18,327
8/31/2023	$18,753	$20,711	$18,036
9/30/2023	$17,372	$19,585	$17,176
10/31/2023	$16,845	$19,306	$16,815
11/30/2023	$19,246	$21,410	$18,350
12/31/2023	$19,830	$22,359	$19,184
1/31/2024	$21,047	$22,916	$19,506
2/29/2024	$22,946	$24,480	$20,548
3/31/2024	$23,266	$24,911	$21,209
4/30/2024	$21,828	$23,854	$20,343
5/31/2024	$23,028	$25,282	$21,351
6/30/2024	$24,779	$26,987	$22,117
7/31/2024	$23,340	$26,528	$22,387
8/31/2024	$24,286	$27,080	$22,930
9/30/2024	$25,322	$27,848	$23,419
10/31/2024	$26,226	$27,755	$23,207
11/30/2024	$29,926	$29,556	$24,569
12/31/2024	$29,852	$29,816	$23,983
1/31/2025	$31,307	$30,406	$24,651
2/28/2025	$29,219	$29,314	$24,330
3/31/2025	$25,815	$26,835	$22,959
4/30/2025	$27,287	$27,292	$22,803
5/31/2025	$30,148	$29,734	$24,239
6/30/2025	$32,499	$31,660	$25,471
7/31/2025	$33,510	$32,856	$26,043
8/31/2025	$33,847	$33,223	$26,571
9/30/2025	$35,475	$34,984	$27,541
10/31/2025	$36,552	$36,276	$28,185

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/31/19
Class R4 at NAV	39.37%	15.30%	21.18%
Russell 1000 Growth Index	30.70%	19.27%	21.04%
S&P 500 Index	21.45%	17.64%	16.60%

Performance Inception Date	Jan. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 180,018,172
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 526,567
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$180,018,172
# of Portfolio Holdings	34
Portfolio Turnover Rate	84%
Total Advisory Fees Paid	$526,567

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	15.17%
Consumer Discretionary	13.49%
Financials	3.22%
Health Care	4.00%
Industrials	10.32%
Information Technology	49.12%
Repurchase Agreements	4.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000208655
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class R5
Trading Symbol	LFGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$96	0.80%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 39.75%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Palantir Technologies, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Trade Desk, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,653	$10,358	$10,321
3/31/2019	$10,693	$10,653	$10,522
4/30/2019	$11,053	$11,134	$10,948
5/31/2019	$10,540	$10,431	$10,252
6/30/2019	$11,173	$11,147	$10,974
7/31/2019	$11,573	$11,399	$11,132
8/31/2019	$11,247	$11,311	$10,956
9/30/2019	$10,247	$11,313	$11,161
10/31/2019	$10,607	$11,632	$11,403
11/30/2019	$11,267	$12,148	$11,816
12/31/2019	$11,593	$12,514	$12,173
1/31/2020	$12,100	$12,794	$12,168
2/29/2020	$11,713	$11,923	$11,167
3/31/2020	$10,767	$10,750	$9,787
4/30/2020	$12,407	$12,340	$11,042
5/31/2020	$13,940	$13,169	$11,568
6/30/2020	$15,293	$13,742	$11,798
7/31/2020	$16,787	$14,799	$12,463
8/31/2020	$18,713	$16,327	$13,359
9/30/2020	$18,553	$15,559	$12,852
10/31/2020	$18,013	$15,030	$12,510
11/30/2020	$20,280	$16,569	$13,879
12/31/2020	$21,639	$17,331	$14,413
1/31/2021	$21,561	$17,203	$14,267
2/28/2021	$22,158	$17,199	$14,661
3/31/2021	$21,141	$17,494	$15,303
4/30/2021	$22,543	$18,685	$16,120
5/31/2021	$21,796	$18,426	$16,232
6/30/2021	$23,197	$19,582	$16,611
7/31/2021	$23,795	$20,228	$17,006
8/31/2021	$24,677	$20,984	$17,523
9/30/2021	$23,190	$19,809	$16,708
10/31/2021	$25,921	$21,524	$17,878
11/30/2021	$25,777	$21,656	$17,754
12/31/2021	$24,496	$22,114	$18,550
1/31/2022	$21,377	$20,216	$17,590
2/28/2022	$20,802	$19,357	$17,064
3/31/2022	$21,319	$20,115	$17,697
4/30/2022	$18,389	$17,685	$16,154
5/31/2022	$17,256	$17,274	$16,184
6/30/2022	$16,115	$15,906	$14,848
7/31/2022	$17,888	$17,815	$16,217
8/31/2022	$17,280	$16,985	$15,555
9/30/2022	$15,811	$15,334	$14,123
10/31/2022	$16,386	$16,230	$15,266
11/30/2022	$16,501	$16,970	$16,119
12/31/2022	$14,965	$15,671	$15,191
1/31/2023	$16,057	$16,977	$16,145
2/28/2023	$15,573	$16,775	$15,751
3/31/2023	$16,681	$17,922	$16,329
4/30/2023	$16,328	$18,099	$16,584
5/31/2023	$17,338	$18,924	$16,656
6/30/2023	$18,528	$20,218	$17,757
7/31/2023	$19,201	$20,899	$18,327
8/31/2023	$18,972	$20,711	$18,036
9/30/2023	$17,576	$19,585	$17,176
10/31/2023	$17,042	$19,306	$16,815
11/30/2023	$19,481	$21,410	$18,350
12/31/2023	$20,080	$22,359	$19,184
1/31/2024	$21,303	$22,916	$19,506
2/29/2024	$23,240	$24,480	$20,548
3/31/2024	$23,569	$24,911	$21,209
4/30/2024	$22,116	$23,854	$20,343
5/31/2024	$23,339	$25,282	$21,351
6/30/2024	$25,112	$26,987	$22,117
7/31/2024	$23,659	$26,528	$22,387
8/31/2024	$24,628	$27,080	$22,930
9/30/2024	$25,687	$27,848	$23,419
10/31/2024	$26,598	$27,755	$23,207
11/30/2024	$30,366	$29,556	$24,569
12/31/2024	$30,292	$29,816	$23,983
1/31/2025	$31,778	$30,406	$24,651
2/28/2025	$29,668	$29,314	$24,330
3/31/2025	$26,212	$26,835	$22,959
4/30/2025	$27,714	$27,292	$22,803
5/31/2025	$30,629	$29,734	$24,239
6/30/2025	$33,026	$31,660	$25,471
7/31/2025	$34,052	$32,856	$26,043
8/31/2025	$34,405	$33,223	$26,571
9/30/2025	$36,071	$34,984	$27,541
10/31/2025	$37,172	$36,276	$28,185

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/31/19
Class R5 at NAV	39.75%	15.59%	21.48%
Russell 1000 Growth Index	30.70%	19.27%	21.04%
S&P 500 Index	21.45%	17.64%	16.60%

Performance Inception Date	Jan. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 180,018,172
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 526,567
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$180,018,172
# of Portfolio Holdings	34
Portfolio Turnover Rate	84%
Total Advisory Fees Paid	$526,567

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	15.17%
Consumer Discretionary	13.49%
Financials	3.22%
Health Care	4.00%
Industrials	10.32%
Information Technology	49.12%
Repurchase Agreements	4.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000208656
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class R6
Trading Symbol	LFGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$82	0.68%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 39.89%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Palantir Technologies, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Trade Desk, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,660	$10,358	$10,321
3/31/2019	$10,693	$10,653	$10,522
4/30/2019	$11,053	$11,134	$10,948
5/31/2019	$10,547	$10,431	$10,252
6/30/2019	$11,180	$11,147	$10,974
7/31/2019	$11,580	$11,399	$11,132
8/31/2019	$11,253	$11,311	$10,956
9/30/2019	$10,253	$11,313	$11,161
10/31/2019	$10,613	$11,632	$11,403
11/30/2019	$11,273	$12,148	$11,816
12/31/2019	$11,607	$12,514	$12,173
1/31/2020	$12,107	$12,794	$12,168
2/29/2020	$11,727	$11,923	$11,167
3/31/2020	$10,773	$10,750	$9,787
4/30/2020	$12,420	$12,340	$11,042
5/31/2020	$13,953	$13,169	$11,568
6/30/2020	$15,307	$13,742	$11,798
7/31/2020	$16,807	$14,799	$12,463
8/31/2020	$18,733	$16,327	$13,359
9/30/2020	$18,573	$15,559	$12,852
10/31/2020	$18,040	$15,030	$12,510
11/30/2020	$20,307	$16,569	$13,879
12/31/2020	$21,673	$17,331	$14,413
1/31/2021	$21,595	$17,203	$14,267
2/28/2021	$22,192	$17,199	$14,661
3/31/2021	$21,175	$17,494	$15,303
4/30/2021	$22,576	$18,685	$16,120
5/31/2021	$21,829	$18,426	$16,232
6/30/2021	$23,238	$19,582	$16,611
7/31/2021	$23,835	$20,228	$17,006
8/31/2021	$24,717	$20,984	$17,523
9/30/2021	$23,238	$19,809	$16,708
10/31/2021	$25,969	$21,524	$17,878
11/30/2021	$25,825	$21,656	$17,754
12/31/2021	$24,544	$22,114	$18,550
1/31/2022	$21,418	$20,216	$17,590
2/28/2022	$20,843	$19,357	$17,064
3/31/2022	$21,360	$20,115	$17,697
4/30/2022	$18,431	$17,685	$16,154
5/31/2022	$17,298	$17,274	$16,184
6/30/2022	$16,150	$15,906	$14,848
7/31/2022	$17,930	$17,815	$16,217
8/31/2022	$17,323	$16,985	$15,555
9/30/2022	$15,854	$15,334	$14,123
10/31/2022	$16,429	$16,230	$15,266
11/30/2022	$16,543	$16,970	$16,119
12/31/2022	$15,009	$15,671	$15,191
1/31/2023	$16,109	$16,977	$16,145
2/28/2023	$15,624	$16,775	$15,751
3/31/2023	$16,732	$17,922	$16,329
4/30/2023	$16,379	$18,099	$16,584
5/31/2023	$17,389	$18,924	$16,656
6/30/2023	$18,587	$20,218	$17,757
7/31/2023	$19,268	$20,899	$18,327
8/31/2023	$19,038	$20,711	$18,036
9/30/2023	$17,635	$19,585	$17,176
10/31/2023	$17,110	$19,306	$16,815
11/30/2023	$19,555	$21,410	$18,350
12/31/2023	$20,154	$22,359	$19,184
1/31/2024	$21,393	$22,916	$19,506
2/29/2024	$23,338	$24,480	$20,548
3/31/2024	$23,666	$24,911	$21,209
4/30/2024	$22,222	$23,854	$20,343
5/31/2024	$23,445	$25,282	$21,351
6/30/2024	$25,234	$26,987	$22,117
7/31/2024	$23,773	$26,528	$22,387
8/31/2024	$24,750	$27,080	$22,930
9/30/2024	$25,816	$27,848	$23,419
10/31/2024	$26,744	$27,755	$23,207
11/30/2024	$30,527	$29,556	$24,569
12/31/2024	$30,461	$29,816	$23,983
1/31/2025	$31,955	$30,406	$24,651
2/28/2025	$29,837	$29,314	$24,330
3/31/2025	$26,366	$26,835	$22,959
4/30/2025	$27,884	$27,292	$22,803
5/31/2025	$30,806	$29,734	$24,239
6/30/2025	$33,226	$31,660	$25,471
7/31/2025	$34,260	$32,856	$26,043
8/31/2025	$34,622	$33,223	$26,571
9/30/2025	$36,304	$34,984	$27,541
10/31/2025	$37,412	$36,276	$28,185

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/31/19
Class R6 at NAV	39.89%	15.71%	21.59%
Russell 1000 Growth Index	30.70%	19.27%	21.04%
S&P 500 Index	21.45%	17.64%	16.60%

Performance Inception Date	Jan. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 180,018,172
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 526,567
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$180,018,172
# of Portfolio Holdings	34
Portfolio Turnover Rate	84%
Total Advisory Fees Paid	$526,567

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	15.17%
Consumer Discretionary	13.49%
Financials	3.22%
Health Care	4.00%
Industrials	10.32%
Information Technology	49.12%
Repurchase Agreements	4.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: As of March 1, 2025, the expense limitation on total net annual operating expenses increased from 0.65% to 0.70% as part of the annual review of transfer agency expenses.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Expenses [Text Block]	Expenses: As of March 1, 2025, the expense limitation on total net annual operating expenses increased from 0.65% to 0.70% as part of the annual review of transfer agency expenses.
Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000209879
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class A
Trading Symbol	LAFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	0.96%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 14.72%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to RTX Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an underweight allocation to UnitedHealth Group Incorporated.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Aon Plc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Best Buy Co., Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$9,422	$10,000	$10,000
8/31/2019	$8,800	$9,706	$9,842
9/30/2019	$9,353	$10,052	$10,026
10/31/2019	$9,265	$10,193	$10,243
11/30/2019	$9,712	$10,508	$10,615
12/31/2019	$9,901	$10,797	$10,935
1/31/2020	$9,434	$10,565	$10,931
2/29/2020	$8,455	$9,541	$10,031
3/31/2020	$6,321	$7,911	$8,792
4/30/2020	$7,319	$8,800	$9,919
5/31/2020	$7,811	$9,102	$10,392
6/30/2020	$8,152	$9,041	$10,598
7/31/2020	$8,278	$9,399	$11,196
8/31/2020	$8,607	$9,787	$12,001
9/30/2020	$8,323	$9,547	$11,545
10/31/2020	$8,177	$9,422	$11,238
11/30/2020	$9,773	$10,689	$12,468
12/31/2020	$10,357	$11,099	$12,947
1/31/2021	$10,344	$10,997	$12,816
2/28/2021	$11,030	$11,662	$13,170
3/31/2021	$11,856	$12,348	$13,746
4/30/2021	$12,313	$12,842	$14,480
5/31/2021	$12,636	$13,142	$14,581
6/30/2021	$12,448	$12,991	$14,922
7/31/2021	$12,381	$13,095	$15,276
8/31/2021	$12,717	$13,355	$15,741
9/30/2021	$12,401	$12,890	$15,008
10/31/2021	$12,797	$13,544	$16,060
11/30/2021	$12,442	$13,067	$15,949
12/31/2021	$13,234	$13,891	$16,663
1/31/2022	$13,045	$13,568	$15,801
2/28/2022	$13,096	$13,410	$15,328
3/31/2022	$13,027	$13,789	$15,897
4/30/2022	$11,969	$13,011	$14,511
5/31/2022	$12,597	$13,264	$14,538
6/30/2022	$11,272	$12,105	$13,338
7/31/2022	$11,814	$12,908	$14,567
8/31/2022	$11,496	$12,523	$13,973
9/30/2022	$10,480	$11,425	$12,686
10/31/2022	$11,685	$12,596	$13,713
11/30/2022	$12,478	$13,384	$14,480
12/31/2022	$11,864	$12,844	$13,646
1/31/2023	$12,552	$13,510	$14,503
2/28/2023	$12,233	$13,033	$14,149
3/31/2023	$11,754	$12,973	$14,669
4/30/2023	$11,926	$13,169	$14,898
5/31/2023	$11,386	$12,661	$14,962
6/30/2023	$12,208	$13,502	$15,951
7/31/2023	$12,883	$13,977	$16,463
8/31/2023	$12,515	$13,599	$16,201
9/30/2023	$12,036	$13,075	$15,429
10/31/2023	$11,754	$12,613	$15,104
11/30/2023	$12,871	$13,565	$16,484
12/31/2023	$13,533	$14,316	$17,233
1/31/2024	$13,693	$14,331	$17,522
2/29/2024	$14,564	$14,860	$18,458
3/31/2024	$15,324	$15,603	$19,052
4/30/2024	$14,662	$14,936	$18,274
5/31/2024	$15,153	$15,410	$19,180
6/30/2024	$15,153	$15,265	$19,868
7/31/2024	$15,791	$16,045	$20,110
8/31/2024	$16,171	$16,476	$20,598
9/30/2024	$16,281	$16,704	$21,037
10/31/2024	$16,380	$16,521	$20,847
11/30/2024	$17,289	$17,575	$22,070
12/31/2024	$16,376	$16,373	$21,544
1/31/2025	$17,326	$17,131	$22,144
2/28/2025	$17,101	$17,201	$21,855
3/31/2025	$16,338	$16,723	$20,624
4/30/2025	$16,100	$16,213	$20,484
5/31/2025	$16,976	$16,783	$21,773
6/30/2025	$17,589	$17,357	$22,881
7/31/2025	$18,089	$17,456	$23,394
8/31/2025	$18,615	$18,012	$23,868
9/30/2025	$19,015	$18,282	$24,740
10/31/2025	$18,790	$18,362	$25,319

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class A at NAV	14.72%	18.10%	11.67%
Class A with sales charge	8.15%	16.71%	10.61%
Russell 1000 Value Index	11.15%	14.28%	10.21%
S&P 500 Index	21.45%	17.64%	16.02%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 83,138,145
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 26,043
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$83,138,145
# of Portfolio Holdings	31
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$26,043

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.94%
Consumer Discretionary	9.11%
Consumer Staples	5.41%
Energy	7.29%
Financials	23.34%
Health Care	13.05%
Industrials	17.29%
Information Technology	10.82%
Materials	3.77%
Real Estate	3.01%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000209875
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class C
Trading Symbol	LCFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.71%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 13.86%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to RTX Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an underweight allocation to UnitedHealth Group Incorporated.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Aon Plc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Best Buy Co., Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,327	$9,706	$9,842
9/30/2019	$9,907	$10,052	$10,026
10/31/2019	$9,813	$10,193	$10,243
11/30/2019	$10,279	$10,508	$10,615
12/31/2019	$10,473	$10,797	$10,935
1/31/2020	$9,972	$10,565	$10,931
2/29/2020	$8,929	$9,541	$10,031
3/31/2020	$6,677	$7,911	$8,792
4/30/2020	$7,719	$8,800	$9,919
5/31/2020	$8,241	$9,102	$10,392
6/30/2020	$8,595	$9,041	$10,598
7/31/2020	$8,715	$9,399	$11,196
8/31/2020	$9,063	$9,787	$12,001
9/30/2020	$8,755	$9,547	$11,545
10/31/2020	$8,602	$9,422	$11,238
11/30/2020	$10,273	$10,689	$12,468
12/31/2020	$10,879	$11,099	$12,947
1/31/2021	$10,851	$10,997	$12,816
2/28/2021	$11,569	$11,662	$13,170
3/31/2021	$12,428	$12,348	$13,746
4/30/2021	$12,900	$12,842	$14,480
5/31/2021	$13,231	$13,142	$14,581
6/30/2021	$13,020	$12,991	$14,922
7/31/2021	$12,942	$13,095	$15,276
8/31/2021	$13,294	$13,355	$15,741
9/30/2021	$12,949	$12,890	$15,008
10/31/2021	$13,358	$13,544	$16,060
11/30/2021	$12,985	$13,067	$15,949
12/31/2021	$13,793	$13,891	$16,663
1/31/2022	$13,586	$13,568	$15,801
2/28/2022	$13,631	$13,410	$15,328
3/31/2022	$13,550	$13,789	$15,897
4/30/2022	$12,446	$13,011	$14,511
5/31/2022	$13,084	$13,264	$14,538
6/30/2022	$11,711	$12,105	$13,338
7/31/2022	$12,258	$12,908	$14,567
8/31/2022	$11,917	$12,523	$13,973
9/30/2022	$10,858	$11,425	$12,686
10/31/2022	$12,105	$12,596	$13,713
11/30/2022	$12,917	$13,384	$14,480
12/31/2022	$12,270	$12,844	$13,646
1/31/2023	$12,980	$13,510	$14,503
2/28/2023	$12,638	$13,033	$14,149
3/31/2023	$12,143	$12,973	$14,669
4/30/2023	$12,295	$13,169	$14,898
5/31/2023	$11,750	$12,661	$14,962
6/30/2023	$12,574	$13,502	$15,951
7/31/2023	$13,272	$13,977	$16,463
8/31/2023	$12,892	$13,599	$16,201
9/30/2023	$12,384	$13,075	$15,429
10/31/2023	$12,080	$12,613	$15,104
11/30/2023	$13,222	$13,565	$16,484
12/31/2023	$13,894	$14,316	$17,233
1/31/2024	$14,046	$14,331	$17,522
2/29/2024	$14,935	$14,860	$18,458
3/31/2024	$15,709	$15,603	$19,052
4/30/2024	$15,023	$14,936	$18,274
5/31/2024	$15,518	$15,410	$19,180
6/30/2024	$15,506	$15,265	$19,868
7/31/2024	$16,153	$16,045	$20,110
8/31/2024	$16,521	$16,476	$20,598
9/30/2024	$16,622	$16,704	$21,037
10/31/2024	$16,711	$16,521	$20,847
11/30/2024	$17,639	$17,575	$22,070
12/31/2024	$16,700	$16,373	$21,544
1/31/2025	$17,639	$17,131	$22,144
2/28/2025	$17,407	$17,201	$21,855
3/31/2025	$16,623	$16,723	$20,624
4/30/2025	$16,379	$16,213	$20,484
5/31/2025	$17,240	$16,783	$21,773
6/30/2025	$17,857	$17,357	$22,881
7/31/2025	$18,359	$17,456	$23,394
8/31/2025	$18,886	$18,012	$23,868
9/30/2025	$19,271	$18,282	$24,740
10/31/2025	$19,027	$18,362	$25,319

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class C at NAV	13.86%	17.21%	10.84%
Class C with sales charge	12.86%	17.21%	10.84%
Russell 1000 Value Index	11.15%	14.28%	10.21%
S&P 500 Index	21.45%	17.64%	16.02%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 83,138,145
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 26,043
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$83,138,145
# of Portfolio Holdings	31
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$26,043

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.94%
Consumer Discretionary	9.11%
Consumer Staples	5.41%
Energy	7.29%
Financials	23.34%
Health Care	13.05%
Industrials	17.29%
Information Technology	10.82%
Materials	3.77%
Real Estate	3.01%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000209876
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class F
Trading Symbol	LFFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$76	0.71%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 15.02%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to RTX Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an underweight allocation to UnitedHealth Group Incorporated.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Aon Plc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Best Buy Co., Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,340	$9,706	$9,842
9/30/2019	$9,927	$10,052	$10,026
10/31/2019	$9,840	$10,193	$10,243
11/30/2019	$10,314	$10,508	$10,615
12/31/2019	$10,515	$10,797	$10,935
1/31/2020	$10,018	$10,565	$10,931
2/29/2020	$8,986	$9,541	$10,031
3/31/2020	$6,719	$7,911	$8,792
4/30/2020	$7,779	$8,800	$9,919
5/31/2020	$8,309	$9,102	$10,392
6/30/2020	$8,671	$9,041	$10,598
7/31/2020	$8,805	$9,399	$11,196
8/31/2020	$9,160	$9,787	$12,001
9/30/2020	$8,852	$9,547	$11,545
10/31/2020	$8,704	$9,422	$11,238
11/30/2020	$10,409	$10,689	$12,468
12/31/2020	$11,026	$11,099	$12,947
1/31/2021	$11,012	$10,997	$12,816
2/28/2021	$11,744	$11,662	$13,170
3/31/2021	$12,631	$12,348	$13,746
4/30/2021	$13,114	$12,842	$14,480
5/31/2021	$13,462	$13,142	$14,581
6/30/2021	$13,263	$12,991	$14,922
7/31/2021	$13,199	$13,095	$15,276
8/31/2021	$13,561	$13,355	$15,741
9/30/2021	$13,228	$12,890	$15,008
10/31/2021	$13,646	$13,544	$16,060
11/30/2021	$13,278	$13,067	$15,949
12/31/2021	$14,122	$13,891	$16,663
1/31/2022	$13,922	$13,568	$15,801
2/28/2022	$13,977	$13,410	$15,328
3/31/2022	$13,904	$13,789	$15,897
4/30/2022	$12,780	$13,011	$14,511
5/31/2022	$13,451	$13,264	$14,538
6/30/2022	$12,045	$12,105	$13,338
7/31/2022	$12,625	$12,908	$14,567
8/31/2022	$12,281	$12,523	$13,973
9/30/2022	$11,201	$11,425	$12,686
10/31/2022	$12,489	$12,596	$13,713
11/30/2022	$13,350	$13,384	$14,480
12/31/2022	$12,693	$12,844	$13,646
1/31/2023	$13,427	$13,510	$14,503
2/28/2023	$13,093	$13,033	$14,149
3/31/2023	$12,578	$12,973	$14,669
4/30/2023	$12,758	$13,169	$14,898
5/31/2023	$12,191	$12,661	$14,962
6/30/2023	$13,067	$13,502	$15,951
7/31/2023	$13,801	$13,977	$16,463
8/31/2023	$13,414	$13,599	$16,201
9/30/2023	$12,899	$13,075	$15,429
10/31/2023	$12,590	$12,613	$15,104
11/30/2023	$13,788	$13,565	$16,484
12/31/2023	$14,509	$14,316	$17,233
1/31/2024	$14,676	$14,331	$17,522
2/29/2024	$15,616	$14,860	$18,458
3/31/2024	$16,440	$15,603	$19,052
4/30/2024	$15,732	$14,936	$18,274
5/31/2024	$16,259	$15,410	$19,180
6/30/2024	$16,272	$15,265	$19,868
7/31/2024	$16,955	$16,045	$20,110
8/31/2024	$17,367	$16,476	$20,598
9/30/2024	$17,495	$16,704	$21,037
10/31/2024	$17,598	$16,521	$20,847
11/30/2024	$18,574	$17,575	$22,070
12/31/2024	$17,602	$16,373	$21,544
1/31/2025	$18,614	$17,131	$22,144
2/28/2025	$18,390	$17,201	$21,855
3/31/2025	$17,576	$16,723	$20,624
4/30/2025	$17,326	$16,213	$20,484
5/31/2025	$18,259	$16,783	$21,773
6/30/2025	$18,929	$17,357	$22,881
7/31/2025	$19,467	$17,456	$23,394
8/31/2025	$20,045	$18,012	$23,868
9/30/2025	$20,479	$18,282	$24,740
10/31/2025	$20,242	$18,362	$25,319

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class F at NAV	15.02%	18.39%	11.94%
Russell 1000 Value Index	11.15%	14.28%	10.21%
S&P 500 Index	21.45%	17.64%	16.02%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 83,138,145
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 26,043
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$83,138,145
# of Portfolio Holdings	31
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$26,043

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.94%
Consumer Discretionary	9.11%
Consumer Staples	5.41%
Energy	7.29%
Financials	23.34%
Health Care	13.05%
Industrials	17.29%
Information Technology	10.82%
Materials	3.77%
Real Estate	3.01%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000209877
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class F3
Trading Symbol	LOFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 15.07%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to RTX Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an underweight allocation to UnitedHealth Group Incorporated.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Aon Plc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Best Buy Co., Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,340	$9,706	$9,842
9/30/2019	$9,927	$10,052	$10,026
10/31/2019	$9,840	$10,193	$10,243
11/30/2019	$10,318	$10,508	$10,615
12/31/2019	$10,519	$10,797	$10,935
1/31/2020	$10,023	$10,565	$10,931
2/29/2020	$8,990	$9,541	$10,031
3/31/2020	$6,722	$7,911	$8,792
4/30/2020	$7,782	$8,800	$9,919
5/31/2020	$8,312	$9,102	$10,392
6/30/2020	$8,675	$9,041	$10,598
7/31/2020	$8,815	$9,399	$11,196
8/31/2020	$9,164	$9,787	$12,001
9/30/2020	$8,862	$9,547	$11,545
10/31/2020	$8,708	$9,422	$11,238
11/30/2020	$10,416	$10,689	$12,468
12/31/2020	$11,038	$11,099	$12,947
1/31/2021	$11,024	$10,997	$12,816
2/28/2021	$11,754	$11,662	$13,170
3/31/2021	$12,641	$12,348	$13,746
4/30/2021	$13,127	$12,842	$14,480
5/31/2021	$13,478	$13,142	$14,581
6/30/2021	$13,278	$12,991	$14,922
7/31/2021	$13,206	$13,095	$15,276
8/31/2021	$13,571	$13,355	$15,741
9/30/2021	$13,235	$12,890	$15,008
10/31/2021	$13,664	$13,544	$16,060
11/30/2021	$13,293	$13,067	$15,949
12/31/2021	$14,137	$13,891	$16,663
1/31/2022	$13,935	$13,568	$15,801
2/28/2022	$13,990	$13,410	$15,328
3/31/2022	$13,926	$13,789	$15,897
4/30/2022	$12,798	$13,011	$14,511
5/31/2022	$13,467	$13,264	$14,538
6/30/2022	$12,056	$12,105	$13,338
7/31/2022	$12,633	$12,908	$14,567
8/31/2022	$12,294	$12,523	$13,973
9/30/2022	$11,212	$11,425	$12,686
10/31/2022	$12,505	$12,596	$13,713
11/30/2022	$13,353	$13,384	$14,480
12/31/2022	$12,699	$12,844	$13,646
1/31/2023	$13,445	$13,510	$14,503
2/28/2023	$13,105	$13,033	$14,149
3/31/2023	$12,594	$12,973	$14,669
4/30/2023	$12,777	$13,169	$14,898
5/31/2023	$12,201	$12,661	$14,962
6/30/2023	$13,078	$13,502	$15,951
7/31/2023	$13,811	$13,977	$16,463
8/31/2023	$13,432	$13,599	$16,201
9/30/2023	$12,908	$13,075	$15,429
10/31/2023	$12,607	$12,613	$15,104
11/30/2023	$13,811	$13,565	$16,484
12/31/2023	$14,518	$14,316	$17,233
1/31/2024	$14,689	$14,331	$17,522
2/29/2024	$15,644	$14,860	$18,458
3/31/2024	$16,456	$15,603	$19,052
4/30/2024	$15,762	$14,936	$18,274
5/31/2024	$16,286	$15,410	$19,180
6/30/2024	$16,286	$15,265	$19,868
7/31/2024	$16,980	$16,045	$20,110
8/31/2024	$17,385	$16,476	$20,598
9/30/2024	$17,516	$16,704	$21,037
10/31/2024	$17,621	$16,521	$20,847
11/30/2024	$18,605	$17,575	$22,070
12/31/2024	$17,629	$16,373	$21,544
1/31/2025	$18,645	$17,131	$22,144
2/28/2025	$18,418	$17,201	$21,855
3/31/2025	$17,602	$16,723	$20,624
4/30/2025	$17,348	$16,213	$20,484
5/31/2025	$18,284	$16,783	$21,773
6/30/2025	$18,967	$17,357	$22,881
7/31/2025	$19,502	$17,456	$23,394
8/31/2025	$20,077	$18,012	$23,868
9/30/2025	$20,505	$18,282	$24,740
10/31/2025	$20,277	$18,362	$25,319

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class F3 at NAV	15.07%	18.42%	11.97%
Russell 1000 Value Index	11.15%	14.28%	10.21%
S&P 500 Index	21.45%	17.64%	16.02%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 83,138,145
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 26,043
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$83,138,145
# of Portfolio Holdings	31
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$26,043

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.94%
Consumer Discretionary	9.11%
Consumer Staples	5.41%
Energy	7.29%
Financials	23.34%
Health Care	13.05%
Industrials	17.29%
Information Technology	10.82%
Materials	3.77%
Real Estate	3.01%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000209878
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class I
Trading Symbol	LIFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	0.71%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 15.06%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to RTX Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an underweight allocation to UnitedHealth Group Incorporated.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Aon Plc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Best Buy Co., Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,340	$9,706	$9,842
9/30/2019	$9,927	$10,052	$10,026
10/31/2019	$9,840	$10,193	$10,243
11/30/2019	$10,312	$10,508	$10,615
12/31/2019	$10,519	$10,797	$10,935
1/31/2020	$10,023	$10,565	$10,931
2/29/2020	$8,983	$9,541	$10,031
3/31/2020	$6,722	$7,911	$8,792
4/30/2020	$7,782	$8,800	$9,919
5/31/2020	$8,312	$9,102	$10,392
6/30/2020	$8,675	$9,041	$10,598
7/31/2020	$8,809	$9,399	$11,196
8/31/2020	$9,164	$9,787	$12,001
9/30/2020	$8,862	$9,547	$11,545
10/31/2020	$8,715	$9,422	$11,238
11/30/2020	$10,416	$10,689	$12,468
12/31/2020	$11,038	$11,099	$12,947
1/31/2021	$11,024	$10,997	$12,816
2/28/2021	$11,754	$11,662	$13,170
3/31/2021	$12,641	$12,348	$13,746
4/30/2021	$13,127	$12,842	$14,480
5/31/2021	$13,478	$13,142	$14,581
6/30/2021	$13,277	$12,991	$14,922
7/31/2021	$13,213	$13,095	$15,276
8/31/2021	$13,571	$13,355	$15,741
9/30/2021	$13,242	$12,890	$15,008
10/31/2021	$13,664	$13,544	$16,060
11/30/2021	$13,293	$13,067	$15,949
12/31/2021	$14,137	$13,891	$16,663
1/31/2022	$13,935	$13,568	$15,801
2/28/2022	$13,990	$13,410	$15,328
3/31/2022	$13,917	$13,789	$15,897
4/30/2022	$12,789	$13,011	$14,511
5/31/2022	$13,458	$13,264	$14,538
6/30/2022	$12,056	$12,105	$13,338
7/31/2022	$12,633	$12,908	$14,567
8/31/2022	$12,294	$12,523	$13,973
9/30/2022	$11,212	$11,425	$12,686
10/31/2022	$12,496	$12,596	$13,713
11/30/2022	$13,352	$13,384	$14,480
12/31/2022	$12,695	$12,844	$13,646
1/31/2023	$13,441	$13,510	$14,503
2/28/2023	$13,100	$13,033	$14,149
3/31/2023	$12,594	$12,973	$14,669
4/30/2023	$12,771	$13,169	$14,898
5/31/2023	$12,203	$12,661	$14,962
6/30/2023	$13,074	$13,502	$15,951
7/31/2023	$13,807	$13,977	$16,463
8/31/2023	$13,428	$13,599	$16,201
9/30/2023	$12,910	$13,075	$15,429
10/31/2023	$12,607	$12,613	$15,104
11/30/2023	$13,807	$13,565	$16,484
12/31/2023	$14,514	$14,316	$17,233
1/31/2024	$14,691	$14,331	$17,522
2/29/2024	$15,639	$14,860	$18,458
3/31/2024	$16,447	$15,603	$19,052
4/30/2024	$15,752	$14,936	$18,274
5/31/2024	$16,283	$15,410	$19,180
6/30/2024	$16,283	$15,265	$19,868
7/31/2024	$16,978	$16,045	$20,110
8/31/2024	$17,382	$16,476	$20,598
9/30/2024	$17,508	$16,704	$21,037
10/31/2024	$17,609	$16,521	$20,847
11/30/2024	$18,598	$17,575	$22,070
12/31/2024	$17,617	$16,373	$21,544
1/31/2025	$18,636	$17,131	$22,144
2/28/2025	$18,404	$17,201	$21,855
3/31/2025	$17,592	$16,723	$20,624
4/30/2025	$17,334	$16,213	$20,484
5/31/2025	$18,275	$16,783	$21,773
6/30/2025	$18,946	$17,357	$22,881
7/31/2025	$19,487	$17,456	$23,394
8/31/2025	$20,068	$18,012	$23,868
9/30/2025	$20,493	$18,282	$24,740
10/31/2025	$20,261	$18,362	$25,319

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class I at NAV	15.06%	18.38%	11.96%
Russell 1000 Value Index	11.15%	14.28%	10.21%
S&P 500 Index	21.45%	17.64%	16.02%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 83,138,145
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 26,043
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$83,138,145
# of Portfolio Holdings	31
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$26,043

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.94%
Consumer Discretionary	9.11%
Consumer Staples	5.41%
Energy	7.29%
Financials	23.34%
Health Care	13.05%
Industrials	17.29%
Information Technology	10.82%
Materials	3.77%
Real Estate	3.01%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000209880
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class R3
Trading Symbol	LQFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$130	1.21%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 14.44%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to RTX Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an underweight allocation to UnitedHealth Group Incorporated.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Aon Plc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Best Buy Co., Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,333	$9,706	$9,842
9/30/2019	$9,920	$10,052	$10,026
10/31/2019	$9,827	$10,193	$10,243
11/30/2019	$10,297	$10,508	$10,615
12/31/2019	$10,491	$10,797	$10,935
1/31/2020	$9,995	$10,565	$10,931
2/29/2020	$8,958	$9,541	$10,031
3/31/2020	$6,695	$7,911	$8,792
4/30/2020	$7,746	$8,800	$9,919
5/31/2020	$8,275	$9,102	$10,392
6/30/2020	$8,630	$9,041	$10,598
7/31/2020	$8,763	$9,399	$11,196
8/31/2020	$9,105	$9,787	$12,001
9/30/2020	$8,804	$9,547	$11,545
10/31/2020	$8,650	$9,422	$11,238
11/30/2020	$10,337	$10,689	$12,468
12/31/2020	$10,949	$11,099	$12,947
1/31/2021	$10,935	$10,997	$12,816
2/28/2021	$11,653	$11,662	$13,170
3/31/2021	$12,527	$12,348	$13,746
4/30/2021	$13,003	$12,842	$14,480
5/31/2021	$13,345	$13,142	$14,581
6/30/2021	$13,139	$12,991	$14,922
7/31/2021	$13,067	$13,095	$15,276
8/31/2021	$13,423	$13,355	$15,741
9/30/2021	$13,089	$12,890	$15,008
10/31/2021	$13,501	$13,544	$16,060
11/30/2021	$13,127	$13,067	$15,949
12/31/2021	$13,953	$13,891	$16,663
1/31/2022	$13,753	$13,568	$15,801
2/28/2022	$13,798	$13,410	$15,328
3/31/2022	$13,735	$13,789	$15,897
4/30/2022	$12,610	$13,011	$14,511
5/31/2022	$13,272	$13,264	$14,538
6/30/2022	$11,875	$12,105	$13,338
7/31/2022	$12,447	$12,908	$14,567
8/31/2022	$12,102	$12,523	$13,973
9/30/2022	$11,031	$11,425	$12,686
10/31/2022	$12,302	$12,596	$13,713
11/30/2022	$13,139	$13,384	$14,480
12/31/2022	$12,480	$12,844	$13,646
1/31/2023	$13,203	$13,510	$14,503
2/28/2023	$12,867	$13,033	$14,149
3/31/2023	$12,364	$12,973	$14,669
4/30/2023	$12,531	$13,169	$14,898
5/31/2023	$11,976	$12,661	$14,962
6/30/2023	$12,829	$13,502	$15,951
7/31/2023	$13,539	$13,977	$16,463
8/31/2023	$13,152	$13,599	$16,201
9/30/2023	$12,648	$13,075	$15,429
10/31/2023	$12,351	$12,613	$15,104
11/30/2023	$13,513	$13,565	$16,484
12/31/2023	$14,198	$14,316	$17,233
1/31/2024	$14,366	$14,331	$17,522
2/29/2024	$15,283	$14,860	$18,458
3/31/2024	$16,071	$15,603	$19,052
4/30/2024	$15,387	$14,936	$18,274
5/31/2024	$15,890	$15,410	$19,180
6/30/2024	$15,890	$15,265	$19,868
7/31/2024	$16,562	$16,045	$20,110
8/31/2024	$16,950	$16,476	$20,598
9/30/2024	$17,066	$16,704	$21,037
10/31/2024	$17,156	$16,521	$20,847
11/30/2024	$18,110	$17,575	$22,070
12/31/2024	$17,151	$16,373	$21,544
1/31/2025	$18,136	$17,131	$22,144
2/28/2025	$17,900	$17,201	$21,855
3/31/2025	$17,099	$16,723	$20,624
4/30/2025	$16,849	$16,213	$20,484
5/31/2025	$17,755	$16,783	$21,773
6/30/2025	$18,399	$17,357	$22,881
7/31/2025	$18,911	$17,456	$23,394
8/31/2025	$19,462	$18,012	$23,868
9/30/2025	$19,870	$18,282	$24,740
10/31/2025	$19,633	$18,362	$25,319

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class R3 at NAV	14.44%	17.81%	11.39%
Russell 1000 Value Index	11.15%	14.28%	10.21%
S&P 500 Index	21.45%	17.64%	16.02%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 83,138,145
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 26,043
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$83,138,145
# of Portfolio Holdings	31
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$26,043

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.94%
Consumer Discretionary	9.11%
Consumer Staples	5.41%
Energy	7.29%
Financials	23.34%
Health Care	13.05%
Industrials	17.29%
Information Technology	10.82%
Materials	3.77%
Real Estate	3.01%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000209881
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class R4
Trading Symbol	LSFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$103	0.96%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 14.76%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to RTX Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an underweight allocation to UnitedHealth Group Incorporated.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Aon Plc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Best Buy Co., Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,333	$9,706	$9,842
9/30/2019	$9,920	$10,052	$10,026
10/31/2019	$9,833	$10,193	$10,243
11/30/2019	$10,307	$10,508	$10,615
12/31/2019	$10,508	$10,797	$10,935
1/31/2020	$10,006	$10,565	$10,931
2/29/2020	$8,967	$9,541	$10,031
3/31/2020	$6,708	$7,911	$8,792
4/30/2020	$7,761	$8,800	$9,919
5/31/2020	$8,290	$9,102	$10,392
6/30/2020	$8,652	$9,041	$10,598
7/31/2020	$8,786	$9,399	$11,196
8/31/2020	$9,134	$9,787	$12,001
9/30/2020	$8,833	$9,547	$11,545
10/31/2020	$8,679	$9,422	$11,238
11/30/2020	$10,377	$10,689	$12,468
12/31/2020	$10,990	$11,099	$12,947
1/31/2021	$10,976	$10,997	$12,816
2/28/2021	$11,703	$11,662	$13,170
3/31/2021	$12,580	$12,348	$13,746
4/30/2021	$13,065	$12,842	$14,480
5/31/2021	$13,408	$13,142	$14,581
6/30/2021	$13,208	$12,991	$14,922
7/31/2021	$13,137	$13,095	$15,276
8/31/2021	$13,493	$13,355	$15,741
9/30/2021	$13,158	$12,890	$15,008
10/31/2021	$13,579	$13,544	$16,060
11/30/2021	$13,205	$13,067	$15,949
12/31/2021	$14,044	$13,891	$16,663
1/31/2022	$13,843	$13,568	$15,801
2/28/2022	$13,889	$13,410	$15,328
3/31/2022	$13,825	$13,789	$15,897
4/30/2022	$12,703	$13,011	$14,511
5/31/2022	$13,360	$13,264	$14,538
6/30/2022	$11,965	$12,105	$13,338
7/31/2022	$12,539	$12,908	$14,567
8/31/2022	$12,202	$12,523	$13,973
9/30/2022	$11,116	$11,425	$12,686
10/31/2022	$12,393	$12,596	$13,713
11/30/2022	$13,243	$13,384	$14,480
12/31/2022	$12,580	$12,844	$13,646
1/31/2023	$13,321	$13,510	$14,503
2/28/2023	$12,983	$13,033	$14,149
3/31/2023	$12,476	$12,973	$14,669
4/30/2023	$12,645	$13,169	$14,898
5/31/2023	$12,086	$12,661	$14,962
6/30/2023	$12,944	$13,502	$15,951
7/31/2023	$13,672	$13,977	$16,463
8/31/2023	$13,282	$13,599	$16,201
9/30/2023	$12,775	$13,075	$15,429
10/31/2023	$12,476	$12,613	$15,104
11/30/2023	$13,646	$13,565	$16,484
12/31/2023	$14,361	$14,316	$17,233
1/31/2024	$14,517	$14,331	$17,522
2/29/2024	$15,452	$14,860	$18,458
3/31/2024	$16,258	$15,603	$19,052
4/30/2024	$15,556	$14,936	$18,274
5/31/2024	$16,076	$15,410	$19,180
6/30/2024	$16,076	$15,265	$19,868
7/31/2024	$16,752	$16,045	$20,110
8/31/2024	$17,155	$16,476	$20,598
9/30/2024	$17,272	$16,704	$21,037
10/31/2024	$17,376	$16,521	$20,847
11/30/2024	$18,351	$17,575	$22,070
12/31/2024	$17,383	$16,373	$21,544
1/31/2025	$18,377	$17,131	$22,144
2/28/2025	$18,139	$17,201	$21,855
3/31/2025	$17,330	$16,723	$20,624
4/30/2025	$17,092	$16,213	$20,484
5/31/2025	$18,006	$16,783	$21,773
6/30/2025	$18,669	$17,357	$22,881
7/31/2025	$19,185	$17,456	$23,394
8/31/2025	$19,755	$18,012	$23,868
9/30/2025	$20,166	$18,282	$24,740
10/31/2025	$19,940	$18,362	$25,319

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class R4 at NAV	14.76%	18.10%	11.67%
Russell 1000 Value Index	11.15%	14.28%	10.21%
S&P 500 Index	21.45%	17.64%	16.02%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 83,138,145
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 26,043
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$83,138,145
# of Portfolio Holdings	31
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$26,043

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.94%
Consumer Discretionary	9.11%
Consumer Staples	5.41%
Energy	7.29%
Financials	23.34%
Health Care	13.05%
Industrials	17.29%
Information Technology	10.82%
Materials	3.77%
Real Estate	3.01%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000209882
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class R5
Trading Symbol	LFLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$76	0.71%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 15.01%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to RTX Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an underweight allocation to UnitedHealth Group Incorporated.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Aon Plc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Best Buy Co., Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,340	$9,706	$9,842
9/30/2019	$9,927	$10,052	$10,026
10/31/2019	$9,840	$10,193	$10,243
11/30/2019	$10,311	$10,508	$10,615
12/31/2019	$10,519	$10,797	$10,935
1/31/2020	$10,023	$10,565	$10,931
2/29/2020	$8,983	$9,541	$10,031
3/31/2020	$6,722	$7,911	$8,792
4/30/2020	$7,775	$8,800	$9,919
5/31/2020	$8,305	$9,102	$10,392
6/30/2020	$8,674	$9,041	$10,598
7/31/2020	$8,808	$9,399	$11,196
8/31/2020	$9,157	$9,787	$12,001
9/30/2020	$8,855	$9,547	$11,545
10/31/2020	$8,708	$9,422	$11,238
11/30/2020	$10,409	$10,689	$12,468
12/31/2020	$11,031	$11,099	$12,947
1/31/2021	$11,017	$10,997	$12,816
2/28/2021	$11,747	$11,662	$13,170
3/31/2021	$12,634	$12,348	$13,746
4/30/2021	$13,120	$12,842	$14,480
5/31/2021	$13,471	$13,142	$14,581
6/30/2021	$13,270	$12,991	$14,922
7/31/2021	$13,206	$13,095	$15,276
8/31/2021	$13,564	$13,355	$15,741
9/30/2021	$13,235	$12,890	$15,008
10/31/2021	$13,657	$13,544	$16,060
11/30/2021	$13,286	$13,067	$15,949
12/31/2021	$14,130	$13,891	$16,663
1/31/2022	$13,928	$13,568	$15,801
2/28/2022	$13,983	$13,410	$15,328
3/31/2022	$13,919	$13,789	$15,897
4/30/2022	$12,791	$13,011	$14,511
5/31/2022	$13,460	$13,264	$14,538
6/30/2022	$12,057	$12,105	$13,338
7/31/2022	$12,635	$12,908	$14,567
8/31/2022	$12,296	$12,523	$13,973
9/30/2022	$11,205	$11,425	$12,686
10/31/2022	$12,497	$12,596	$13,713
11/30/2022	$13,357	$13,384	$14,480
12/31/2022	$12,689	$12,844	$13,646
1/31/2023	$13,436	$13,510	$14,503
2/28/2023	$13,095	$13,033	$14,149
3/31/2023	$12,585	$12,973	$14,669
4/30/2023	$12,768	$13,169	$14,898
5/31/2023	$12,205	$12,661	$14,962
6/30/2023	$13,082	$13,502	$15,951
7/31/2023	$13,802	$13,977	$16,463
8/31/2023	$13,423	$13,599	$16,201
9/30/2023	$12,912	$13,075	$15,429
10/31/2023	$12,611	$12,613	$15,104
11/30/2023	$13,802	$13,565	$16,484
12/31/2023	$14,510	$14,316	$17,233
1/31/2024	$14,693	$14,331	$17,522
2/29/2024	$15,636	$14,860	$18,458
3/31/2024	$16,448	$15,603	$19,052
4/30/2024	$15,754	$14,936	$18,274
5/31/2024	$16,278	$15,410	$19,180
6/30/2024	$16,278	$15,265	$19,868
7/31/2024	$16,972	$16,045	$20,110
8/31/2024	$17,378	$16,476	$20,598
9/30/2024	$17,508	$16,704	$21,037
10/31/2024	$17,613	$16,521	$20,847
11/30/2024	$18,597	$17,575	$22,070
12/31/2024	$17,621	$16,373	$21,544
1/31/2025	$18,638	$17,131	$22,144
2/28/2025	$18,397	$17,201	$21,855
3/31/2025	$17,581	$16,723	$20,624
4/30/2025	$17,340	$16,213	$20,484
5/31/2025	$18,276	$16,783	$21,773
6/30/2025	$18,945	$17,357	$22,881
7/31/2025	$19,481	$17,456	$23,394
8/31/2025	$20,056	$18,012	$23,868
9/30/2025	$20,484	$18,282	$24,740
10/31/2025	$20,257	$18,362	$25,319

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class R5 at NAV	15.01%	18.39%	11.95%
Russell 1000 Value Index	11.15%	14.28%	10.21%
S&P 500 Index	21.45%	17.64%	16.02%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 83,138,145
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 26,043
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$83,138,145
# of Portfolio Holdings	31
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$26,043

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.94%
Consumer Discretionary	9.11%
Consumer Staples	5.41%
Energy	7.29%
Financials	23.34%
Health Care	13.05%
Industrials	17.29%
Information Technology	10.82%
Materials	3.77%
Real Estate	3.01%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000209883
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class R6
Trading Symbol	LVFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$73	0.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 14.98%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to RTX Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an underweight allocation to UnitedHealth Group Incorporated.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Aon Plc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Best Buy Co., Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,340	$9,706	$9,842
9/30/2019	$9,927	$10,052	$10,026
10/31/2019	$9,840	$10,193	$10,243
11/30/2019	$10,318	$10,508	$10,615
12/31/2019	$10,519	$10,797	$10,935
1/31/2020	$10,023	$10,565	$10,931
2/29/2020	$8,990	$9,541	$10,031
3/31/2020	$6,722	$7,911	$8,792
4/30/2020	$7,782	$8,800	$9,919
5/31/2020	$8,312	$9,102	$10,392
6/30/2020	$8,681	$9,041	$10,598
7/31/2020	$8,815	$9,399	$11,196
8/31/2020	$9,164	$9,787	$12,001
9/30/2020	$8,862	$9,547	$11,545
10/31/2020	$8,715	$9,422	$11,238
11/30/2020	$10,423	$10,689	$12,468
12/31/2020	$11,045	$11,099	$12,947
1/31/2021	$11,031	$10,997	$12,816
2/28/2021	$11,760	$11,662	$13,170
3/31/2021	$12,647	$12,348	$13,746
4/30/2021	$13,141	$12,842	$14,480
5/31/2021	$13,484	$13,142	$14,581
6/30/2021	$13,284	$12,991	$14,922
7/31/2021	$13,220	$13,095	$15,276
8/31/2021	$13,585	$13,355	$15,741
9/30/2021	$13,248	$12,890	$15,008
10/31/2021	$13,670	$13,544	$16,060
11/30/2021	$13,300	$13,067	$15,949
12/31/2021	$14,143	$13,891	$16,663
1/31/2022	$13,942	$13,568	$15,801
2/28/2022	$13,997	$13,410	$15,328
3/31/2022	$13,932	$13,789	$15,897
4/30/2022	$12,805	$13,011	$14,511
5/31/2022	$13,474	$13,264	$14,538
6/30/2022	$12,063	$12,105	$13,338
7/31/2022	$12,640	$12,908	$14,567
8/31/2022	$12,301	$12,523	$13,973
9/30/2022	$11,219	$11,425	$12,686
10/31/2022	$12,512	$12,596	$13,713
11/30/2022	$13,373	$13,384	$14,480
12/31/2022	$12,706	$12,844	$13,646
1/31/2023	$13,451	$13,510	$14,503
2/28/2023	$13,111	$13,033	$14,149
3/31/2023	$12,601	$12,973	$14,669
4/30/2023	$12,784	$13,169	$14,898
5/31/2023	$12,208	$12,661	$14,962
6/30/2023	$13,085	$13,502	$15,951
7/31/2023	$13,818	$13,977	$16,463
8/31/2023	$13,438	$13,599	$16,201
9/30/2023	$12,915	$13,075	$15,429
10/31/2023	$12,614	$12,613	$15,104
11/30/2023	$13,818	$13,565	$16,484
12/31/2023	$14,538	$14,316	$17,233
1/31/2024	$14,708	$14,331	$17,522
2/29/2024	$15,650	$14,860	$18,458
3/31/2024	$16,461	$15,603	$19,052
4/30/2024	$15,768	$14,936	$18,274
5/31/2024	$16,291	$15,410	$19,180
6/30/2024	$16,304	$15,265	$19,868
7/31/2024	$16,998	$16,045	$20,110
8/31/2024	$17,403	$16,476	$20,598
9/30/2024	$17,534	$16,704	$21,037
10/31/2024	$17,639	$16,521	$20,847
11/30/2024	$18,623	$17,575	$22,070
12/31/2024	$17,647	$16,373	$21,544
1/31/2025	$18,663	$17,131	$22,144
2/28/2025	$18,423	$17,201	$21,855
3/31/2025	$17,607	$16,723	$20,624
4/30/2025	$17,366	$16,213	$20,484
5/31/2025	$18,302	$16,783	$21,773
6/30/2025	$18,971	$17,357	$22,881
7/31/2025	$19,519	$17,456	$23,394
8/31/2025	$20,094	$18,012	$23,868
9/30/2025	$20,521	$18,282	$24,740
10/31/2025	$20,281	$18,362	$25,319

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class R6 at NAV	14.98%	18.40%	11.97%
Russell 1000 Value Index	11.15%	14.28%	10.21%
S&P 500 Index	21.45%	17.64%	16.02%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 83,138,145
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 26,043
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$83,138,145
# of Portfolio Holdings	31
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$26,043

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.94%
Consumer Discretionary	9.11%
Consumer Staples	5.41%
Energy	7.29%
Financials	23.34%
Health Care	13.05%
Industrials	17.29%
Information Technology	10.82%
Materials	3.77%
Real Estate	3.01%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019515
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class A
Trading Symbol	LDFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.93%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 13.69%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Alphabet Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Arthur J. Gallagher & Co. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Walmart Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2015	$9,427	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,445	$10,038	$10,058	$10,055	$10,030
12/31/2015	$9,233	$9,822	$9,816	$9,849	$9,872
1/31/2016	$8,716	$9,315	$9,297	$9,293	$9,382
2/29/2016	$8,653	$9,312	$9,300	$9,290	$9,369
3/31/2016	$9,194	$9,983	$9,977	$9,944	$10,005
4/30/2016	$9,461	$10,193	$10,187	$10,006	$10,043
5/31/2016	$9,626	$10,351	$10,348	$10,185	$10,224
6/30/2016	$9,626	$10,441	$10,433	$10,206	$10,250
7/31/2016	$9,885	$10,744	$10,755	$10,611	$10,628
8/31/2016	$9,979	$10,827	$10,852	$10,638	$10,643
9/30/2016	$9,994	$10,804	$10,837	$10,655	$10,645
10/31/2016	$9,838	$10,637	$10,655	$10,424	$10,451
11/30/2016	$10,472	$11,245	$11,324	$10,891	$10,838
12/31/2016	$10,687	$11,526	$11,622	$11,103	$11,052
1/31/2017	$10,753	$11,608	$11,692	$11,312	$11,262
2/28/2017	$11,034	$12,025	$12,091	$11,733	$11,709
3/31/2017	$10,852	$11,902	$11,970	$11,741	$11,723
4/30/2017	$10,885	$11,880	$11,953	$11,865	$11,843
5/31/2017	$10,926	$11,868	$11,913	$11,987	$12,010
6/30/2017	$11,092	$12,062	$12,124	$12,095	$12,085
7/31/2017	$11,191	$12,223	$12,279	$12,323	$12,333
8/31/2017	$11,108	$12,080	$12,124	$12,347	$12,371
9/30/2017	$11,438	$12,438	$12,520	$12,648	$12,626
10/31/2017	$11,554	$12,528	$12,605	$12,924	$12,921
11/30/2017	$11,923	$12,912	$12,989	$13,316	$13,317
12/31/2017	$12,073	$13,100	$13,156	$13,450	$13,465
1/31/2018	$12,632	$13,607	$13,638	$14,158	$14,236
2/28/2018	$11,989	$12,957	$12,985	$13,637	$13,711
3/31/2018	$11,774	$12,729	$12,785	$13,363	$13,363
4/30/2018	$11,737	$12,771	$12,840	$13,414	$13,414
5/31/2018	$11,765	$12,847	$12,967	$13,792	$13,737
6/30/2018	$11,709	$12,879	$13,003	$13,883	$13,822
7/31/2018	$12,212	$13,389	$13,496	$14,343	$14,336
8/31/2018	$12,408	$13,587	$13,705	$14,847	$14,803
9/30/2018	$12,445	$13,614	$13,704	$14,871	$14,887
10/31/2018	$11,784	$12,909	$12,956	$13,776	$13,870
11/30/2018	$12,144	$13,294	$13,330	$14,052	$14,153
12/31/2018	$11,052	$12,017	$12,027	$12,745	$12,875
1/31/2019	$11,818	$12,953	$12,989	$13,838	$13,906
2/28/2019	$12,175	$13,367	$13,411	$14,325	$14,353
3/31/2019	$12,257	$13,452	$13,463	$14,534	$14,632
4/30/2019	$12,706	$13,929	$13,942	$15,115	$15,224
5/31/2019	$11,716	$13,033	$13,029	$14,137	$14,257
6/30/2019	$12,522	$13,969	$13,957	$15,130	$15,262
7/31/2019	$12,736	$14,085	$14,067	$15,354	$15,481
8/31/2019	$12,318	$13,670	$13,628	$15,041	$15,236
9/30/2019	$12,767	$14,158	$14,128	$15,305	$15,521
10/31/2019	$12,787	$14,356	$14,336	$15,635	$15,857
11/30/2019	$13,250	$14,800	$14,772	$16,229	$16,432
12/31/2019	$13,568	$15,207	$15,185	$16,698	$16,928
1/31/2020	$13,182	$14,880	$14,826	$16,680	$16,922
2/29/2020	$11,936	$13,439	$13,390	$15,314	$15,529
3/31/2020	$9,918	$11,142	$11,036	$13,208	$13,611
4/30/2020	$11,040	$12,395	$12,284	$14,957	$15,356
5/31/2020	$11,539	$12,820	$12,701	$15,757	$16,087
6/30/2020	$11,562	$12,734	$12,643	$16,117	$16,407
7/31/2020	$11,992	$13,238	$13,129	$17,033	$17,332
8/31/2020	$12,548	$13,785	$13,681	$18,266	$18,578
9/30/2020	$12,060	$13,447	$13,328	$17,601	$17,872
10/31/2020	$11,970	$13,270	$13,189	$17,222	$17,397
11/30/2020	$13,476	$15,055	$15,009	$19,317	$19,301
12/31/2020	$13,926	$15,632	$15,622	$20,186	$20,043
1/31/2021	$13,857	$15,489	$15,541	$20,096	$19,841
2/28/2021	$14,595	$16,425	$16,515	$20,724	$20,388
3/31/2021	$15,380	$17,392	$17,479	$21,467	$21,281
4/30/2021	$16,003	$18,087	$18,154	$22,573	$22,416
5/31/2021	$16,314	$18,509	$18,587	$22,676	$22,573
6/30/2021	$16,164	$18,297	$18,382	$23,236	$23,100
7/31/2021	$16,360	$18,444	$18,474	$23,628	$23,649
8/31/2021	$16,879	$18,809	$18,849	$24,302	$24,368
9/30/2021	$16,395	$18,155	$18,211	$23,212	$23,234
10/31/2021	$17,341	$19,077	$19,120	$24,782	$24,862
11/30/2021	$16,940	$18,404	$18,448	$24,404	$24,690
12/31/2021	$17,966	$19,565	$19,585	$25,365	$25,797
1/31/2022	$17,434	$19,110	$19,084	$23,873	$24,462
2/28/2022	$17,317	$18,888	$18,896	$23,272	$23,729
3/31/2022	$17,525	$19,421	$19,419	$24,027	$24,610
4/30/2022	$16,356	$18,326	$18,298	$21,870	$22,464
5/31/2022	$16,667	$18,682	$18,653	$21,841	$22,505
6/30/2022	$15,160	$17,050	$17,010	$20,014	$20,648
7/31/2022	$16,122	$18,180	$18,169	$21,891	$22,552
8/31/2022	$15,823	$17,638	$17,626	$21,074	$21,632
9/30/2022	$14,550	$16,092	$16,065	$19,120	$19,640
10/31/2022	$16,161	$17,742	$17,735	$20,688	$21,230
11/30/2022	$17,048	$18,850	$18,808	$21,768	$22,416
12/31/2022	$16,268	$18,091	$18,022	$20,493	$21,125
1/31/2023	$17,035	$19,028	$19,001	$21,905	$22,452
2/28/2023	$16,665	$18,357	$18,345	$21,393	$21,904
3/31/2023	$16,296	$18,273	$18,187	$21,965	$22,708
4/30/2023	$16,583	$18,548	$18,420	$22,199	$23,063
5/31/2023	$15,981	$17,832	$17,728	$22,285	$23,163
6/30/2023	$17,076	$19,017	$18,919	$23,807	$24,693
7/31/2023	$17,828	$19,686	$19,628	$24,661	$25,487
8/31/2023	$17,431	$19,154	$19,073	$24,185	$25,081
9/30/2023	$16,679	$18,415	$18,322	$23,033	$23,885
10/31/2023	$16,309	$17,765	$17,650	$22,422	$23,383
11/30/2023	$17,612	$19,106	$18,996	$24,513	$25,518
12/31/2023	$18,399	$20,164	$20,123	$25,813	$26,678
1/31/2024	$18,565	$20,185	$20,087	$26,099	$27,126
2/29/2024	$19,614	$20,930	$20,823	$27,512	$28,574
3/31/2024	$20,690	$21,976	$21,857	$28,399	$29,494
4/30/2024	$19,821	$21,037	$20,898	$27,150	$28,289
5/31/2024	$20,469	$21,704	$21,577	$28,432	$29,692
6/30/2024	$20,414	$21,500	$21,365	$29,313	$30,757
7/31/2024	$21,366	$22,599	$22,532	$29,857	$31,132
8/31/2024	$21,836	$23,205	$23,083	$30,507	$31,887
9/30/2024	$21,960	$23,527	$23,388	$31,138	$32,568
10/31/2024	$22,001	$23,269	$23,125	$30,910	$32,272
11/30/2024	$23,379	$24,754	$24,639	$32,966	$34,167
12/31/2024	$22,187	$23,061	$22,935	$31,958	$33,352
1/31/2025	$23,409	$24,129	$23,967	$32,967	$34,281
2/28/2025	$23,085	$24,227	$24,015	$32,336	$33,834
3/31/2025	$22,187	$23,554	$23,312	$30,449	$31,928
4/30/2025	$21,554	$22,836	$22,592	$30,245	$31,711
5/31/2025	$22,422	$23,638	$23,392	$32,162	$33,707
6/30/2025	$23,262	$24,446	$24,208	$33,796	$35,421
7/31/2025	$23,703	$24,586	$24,359	$34,540	$36,216
8/31/2025	$24,292	$25,370	$25,189	$35,340	$36,950
9/30/2025	$25,102	$25,749	$25,571	$36,559	$38,299
10/31/2025	$25,014	$25,863	$25,682	$37,343	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	13.69%	15.88%	10.25%
Class A with sales charge	7.17%	14.53%	9.60%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 3000 Value Index	11.06%	14.26%	9.89%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,079,113,663
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,800,536
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$2,079,113,663
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,800,536

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.68%
Consumer Discretionary	8.48%
Consumer Staples	4.40%
Energy	6.45%
Financials	24.93%
Health Care	12.61%
Industrials	15.37%
Information Technology	11.34%
Materials	3.71%
Real Estate	3.22%
Utilities	4.25%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019517
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class C
Trading Symbol	GILAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$179	1.68%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 12.87%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Alphabet Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Arthur J. Gallagher & Co. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Walmart Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,021	$10,038	$10,058	$10,055	$10,030
12/31/2015	$9,783	$9,822	$9,816	$9,849	$9,872
1/31/2016	$9,226	$9,315	$9,297	$9,293	$9,382
2/29/2016	$9,152	$9,312	$9,300	$9,290	$9,369
3/31/2016	$9,729	$9,983	$9,977	$9,944	$10,005
4/30/2016	$10,003	$10,193	$10,187	$10,006	$10,043
5/31/2016	$10,177	$10,351	$10,348	$10,185	$10,224
6/30/2016	$10,167	$10,441	$10,433	$10,206	$10,250
7/31/2016	$10,423	$10,744	$10,755	$10,611	$10,628
8/31/2016	$10,524	$10,827	$10,852	$10,638	$10,643
9/30/2016	$10,533	$10,804	$10,837	$10,655	$10,645
10/31/2016	$10,359	$10,637	$10,655	$10,424	$10,451
11/30/2016	$11,026	$11,245	$11,324	$10,891	$10,838
12/31/2016	$11,237	$11,526	$11,622	$11,103	$11,052
1/31/2017	$11,304	$11,608	$11,692	$11,312	$11,262
2/28/2017	$11,602	$12,025	$12,091	$11,733	$11,709
3/31/2017	$11,391	$11,902	$11,970	$11,741	$11,723
4/30/2017	$11,429	$11,880	$11,953	$11,865	$11,843
5/31/2017	$11,458	$11,868	$11,913	$11,987	$12,010
6/30/2017	$11,621	$12,062	$12,124	$12,095	$12,085
7/31/2017	$11,717	$12,223	$12,279	$12,323	$12,333
8/31/2017	$11,631	$12,080	$12,124	$12,347	$12,371
9/30/2017	$11,967	$12,438	$12,520	$12,648	$12,626
10/31/2017	$12,082	$12,528	$12,605	$12,924	$12,921
11/30/2017	$12,457	$12,912	$12,989	$13,316	$13,317
12/31/2017	$12,599	$13,100	$13,156	$13,450	$13,465
1/31/2018	$13,176	$13,607	$13,638	$14,158	$14,236
2/28/2018	$12,501	$12,957	$12,985	$13,637	$13,711
3/31/2018	$12,272	$12,729	$12,785	$13,363	$13,363
4/30/2018	$12,228	$12,771	$12,840	$13,414	$13,414
5/31/2018	$12,250	$12,847	$12,967	$13,792	$13,737
6/30/2018	$12,185	$12,879	$13,003	$13,883	$13,822
7/31/2018	$12,697	$13,389	$13,496	$14,343	$14,336
8/31/2018	$12,893	$13,587	$13,705	$14,847	$14,803
9/30/2018	$12,926	$13,614	$13,704	$14,871	$14,887
10/31/2018	$12,228	$12,909	$12,956	$13,776	$13,870
11/30/2018	$12,599	$13,294	$13,330	$14,052	$14,153
12/31/2018	$11,453	$12,017	$12,027	$12,745	$12,875
1/31/2019	$12,241	$12,953	$12,989	$13,838	$13,906
2/28/2019	$12,611	$13,367	$13,411	$14,325	$14,353
3/31/2019	$12,682	$13,452	$13,463	$14,534	$14,632
4/30/2019	$13,136	$13,929	$13,942	$15,115	$15,224
5/31/2019	$12,098	$13,033	$13,029	$14,137	$14,257
6/30/2019	$12,933	$13,969	$13,957	$15,130	$15,262
7/31/2019	$13,148	$14,085	$14,067	$15,354	$15,481
8/31/2019	$12,694	$13,670	$13,628	$15,041	$15,236
9/30/2019	$13,148	$14,158	$14,128	$15,305	$15,521
10/31/2019	$13,171	$14,356	$14,336	$15,635	$15,857
11/30/2019	$13,626	$14,800	$14,772	$16,229	$16,432
12/31/2019	$13,945	$15,207	$15,185	$16,698	$16,928
1/31/2020	$13,546	$14,880	$14,826	$16,680	$16,922
2/29/2020	$12,254	$13,439	$13,390	$15,314	$15,529
3/31/2020	$10,176	$11,142	$11,036	$13,208	$13,611
4/30/2020	$11,322	$12,395	$12,284	$14,957	$15,356
5/31/2020	$11,828	$12,820	$12,701	$15,757	$16,087
6/30/2020	$11,841	$12,734	$12,643	$16,117	$16,407
7/31/2020	$12,281	$13,238	$13,129	$17,033	$17,332
8/31/2020	$12,840	$13,785	$13,681	$18,266	$18,578
9/30/2020	$12,334	$13,447	$13,328	$17,601	$17,872
10/31/2020	$12,241	$13,270	$13,189	$17,222	$17,397
11/30/2020	$13,768	$15,055	$15,009	$19,317	$19,301
12/31/2020	$14,225	$15,632	$15,622	$20,186	$20,043
1/31/2021	$14,144	$15,489	$15,541	$20,096	$19,841
2/28/2021	$14,883	$16,425	$16,515	$20,724	$20,388
3/31/2021	$15,675	$17,392	$17,479	$21,467	$21,281
4/30/2021	$16,293	$18,087	$18,154	$22,573	$22,416
5/31/2021	$16,602	$18,509	$18,587	$22,676	$22,573
6/30/2021	$16,441	$18,297	$18,382	$23,236	$23,100
7/31/2021	$16,629	$18,444	$18,474	$23,628	$23,649
8/31/2021	$17,140	$18,809	$18,849	$24,302	$24,368
9/30/2021	$16,643	$18,155	$18,211	$23,212	$23,234
10/31/2021	$17,596	$19,077	$19,120	$24,782	$24,862
11/30/2021	$17,178	$18,404	$18,448	$24,404	$24,690
12/31/2021	$18,201	$19,565	$19,585	$25,365	$25,797
1/31/2022	$17,651	$19,110	$19,084	$23,873	$24,462
2/28/2022	$17,529	$18,888	$18,896	$23,272	$23,729
3/31/2022	$17,728	$19,421	$19,419	$24,027	$24,610
4/30/2022	$16,537	$18,326	$18,298	$21,870	$22,464
5/31/2022	$16,842	$18,682	$18,653	$21,841	$22,505
6/30/2022	$15,300	$17,050	$17,010	$20,014	$20,648
7/31/2022	$16,262	$18,180	$18,169	$21,891	$22,552
8/31/2022	$15,956	$17,638	$17,626	$21,074	$21,632
9/30/2022	$14,658	$16,092	$16,065	$19,120	$19,640
10/31/2022	$16,277	$17,742	$17,735	$20,688	$21,230
11/30/2022	$17,154	$18,850	$18,808	$21,768	$22,416
12/31/2022	$16,366	$18,091	$18,022	$20,493	$21,125
1/31/2023	$17,122	$19,028	$19,001	$21,905	$22,452
2/28/2023	$16,736	$18,357	$18,345	$21,393	$21,904
3/31/2023	$16,350	$18,273	$18,187	$21,965	$22,708
4/30/2023	$16,639	$18,548	$18,420	$22,199	$23,063
5/31/2023	$16,012	$17,832	$17,728	$22,285	$23,163
6/30/2023	$17,106	$19,017	$18,919	$23,807	$24,693
7/31/2023	$17,846	$19,686	$19,628	$24,661	$25,487
8/31/2023	$17,444	$19,154	$19,073	$24,185	$25,081
9/30/2023	$16,672	$18,415	$18,322	$23,033	$23,885
10/31/2023	$16,301	$17,765	$17,650	$22,422	$23,383
11/30/2023	$17,583	$19,106	$18,996	$24,513	$25,518
12/31/2023	$18,373	$20,164	$20,123	$25,813	$26,678
1/31/2024	$18,518	$20,185	$20,087	$26,099	$27,126
2/29/2024	$19,549	$20,930	$20,823	$27,512	$28,574
3/31/2024	$20,613	$21,976	$21,857	$28,399	$29,494
4/30/2024	$19,727	$21,037	$20,898	$27,150	$28,289
5/31/2024	$20,371	$21,704	$21,577	$28,432	$29,692
6/30/2024	$20,291	$21,500	$21,365	$29,313	$30,757
7/31/2024	$21,242	$22,599	$22,532	$29,857	$31,132
8/31/2024	$21,693	$23,205	$23,083	$30,507	$31,887
9/30/2024	$21,806	$23,527	$23,388	$31,138	$32,568
10/31/2024	$21,822	$23,269	$23,125	$30,910	$32,272
11/30/2024	$23,179	$24,754	$24,639	$32,966	$34,167
12/31/2024	$21,971	$23,061	$22,935	$31,958	$33,352
1/31/2025	$23,179	$24,129	$23,967	$32,967	$34,281
2/28/2025	$22,851	$24,227	$24,015	$32,336	$33,834
3/31/2025	$21,937	$23,554	$23,312	$30,449	$31,928
4/30/2025	$21,298	$22,836	$22,592	$30,245	$31,711
5/31/2025	$22,144	$23,638	$23,392	$32,162	$33,707
6/30/2025	$22,955	$24,446	$24,208	$33,796	$35,421
7/31/2025	$23,387	$24,586	$24,359	$34,540	$36,216
8/31/2025	$23,956	$25,370	$25,189	$35,340	$36,950
9/30/2025	$24,716	$25,749	$25,571	$36,559	$38,299
10/31/2025	$24,629	$25,863	$25,682	$37,343	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	12.87%	15.01%	9.43%
Class C with sales charge	11.87%	15.01%	9.43%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 3000 Value Index	11.06%	14.26%	9.89%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,079,113,663
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,800,536
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$2,079,113,663
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,800,536

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.68%
Consumer Discretionary	8.48%
Consumer Staples	4.40%
Energy	6.45%
Financials	24.93%
Health Care	12.61%
Industrials	15.37%
Information Technology	11.34%
Materials	3.71%
Real Estate	3.22%
Utilities	4.25%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054922
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class F
Trading Symbol	LAVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 13.86%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Alphabet Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Arthur J. Gallagher & Co. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Walmart Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,019	$10,038	$10,058	$10,055	$10,030
12/31/2015	$9,793	$9,822	$9,816	$9,849	$9,872
1/31/2016	$9,247	$9,315	$9,297	$9,293	$9,382
2/29/2016	$9,179	$9,312	$9,300	$9,290	$9,369
3/31/2016	$9,759	$9,983	$9,977	$9,944	$10,005
4/30/2016	$10,045	$10,193	$10,187	$10,006	$10,043
5/31/2016	$10,221	$10,351	$10,348	$10,185	$10,224
6/30/2016	$10,221	$10,441	$10,433	$10,206	$10,250
7/31/2016	$10,490	$10,744	$10,755	$10,611	$10,628
8/31/2016	$10,599	$10,827	$10,852	$10,638	$10,643
9/30/2016	$10,616	$10,804	$10,837	$10,655	$10,645
10/31/2016	$10,448	$10,637	$10,655	$10,424	$10,451
11/30/2016	$11,128	$11,245	$11,324	$10,891	$10,838
12/31/2016	$11,350	$11,526	$11,622	$11,103	$11,052
1/31/2017	$11,429	$11,608	$11,692	$11,312	$11,262
2/28/2017	$11,731	$12,025	$12,091	$11,733	$11,709
3/31/2017	$11,527	$11,902	$11,970	$11,741	$11,723
4/30/2017	$11,571	$11,880	$11,953	$11,865	$11,843
5/31/2017	$11,615	$11,868	$11,913	$11,987	$12,010
6/30/2017	$11,793	$12,062	$12,124	$12,095	$12,085
7/31/2017	$11,899	$12,223	$12,279	$12,323	$12,333
8/31/2017	$11,819	$12,080	$12,124	$12,347	$12,371
9/30/2017	$12,165	$12,438	$12,520	$12,648	$12,626
10/31/2017	$12,289	$12,528	$12,605	$12,924	$12,921
11/30/2017	$12,686	$12,912	$12,989	$13,316	$13,317
12/31/2017	$12,847	$13,100	$13,156	$13,450	$13,465
1/31/2018	$13,438	$13,607	$13,638	$14,158	$14,236
2/28/2018	$12,756	$12,957	$12,985	$13,637	$13,711
3/31/2018	$12,536	$12,729	$12,785	$13,363	$13,363
4/30/2018	$12,496	$12,771	$12,840	$13,414	$13,414
5/31/2018	$12,526	$12,847	$12,967	$13,792	$13,737
6/30/2018	$12,466	$12,879	$13,003	$13,883	$13,822
7/31/2018	$13,007	$13,389	$13,496	$14,343	$14,336
8/31/2018	$13,218	$13,587	$13,705	$14,847	$14,803
9/30/2018	$13,258	$13,614	$13,704	$14,871	$14,887
10/31/2018	$12,556	$12,909	$12,956	$13,776	$13,870
11/30/2018	$12,945	$13,294	$13,330	$14,052	$14,153
12/31/2018	$11,778	$12,017	$12,027	$12,745	$12,875
1/31/2019	$12,592	$12,953	$12,989	$13,838	$13,906
2/28/2019	$12,978	$13,367	$13,411	$14,325	$14,353
3/31/2019	$13,066	$13,452	$13,463	$14,534	$14,632
4/30/2019	$13,550	$13,929	$13,942	$15,115	$15,224
5/31/2019	$12,493	$13,033	$13,029	$14,137	$14,257
6/30/2019	$13,363	$13,969	$13,957	$15,130	$15,262
7/31/2019	$13,594	$14,085	$14,067	$15,354	$15,481
8/31/2019	$13,132	$13,670	$13,628	$15,041	$15,236
9/30/2019	$13,616	$14,158	$14,128	$15,305	$15,521
10/31/2019	$13,649	$14,356	$14,336	$15,635	$15,857
11/30/2019	$14,136	$14,800	$14,772	$16,229	$16,432
12/31/2019	$14,480	$15,207	$15,185	$16,698	$16,928
1/31/2020	$14,075	$14,880	$14,826	$16,680	$16,922
2/29/2020	$12,739	$13,439	$13,390	$15,314	$15,529
3/31/2020	$10,581	$11,142	$11,036	$13,208	$13,611
4/30/2020	$11,782	$12,395	$12,284	$14,957	$15,356
5/31/2020	$12,322	$12,820	$12,701	$15,757	$16,087
6/30/2020	$12,346	$12,734	$12,643	$16,117	$16,407
7/31/2020	$12,800	$13,238	$13,129	$17,033	$17,332
8/31/2020	$13,401	$13,785	$13,681	$18,266	$18,578
9/30/2020	$12,886	$13,447	$13,328	$17,601	$17,872
10/31/2020	$12,800	$13,270	$13,189	$17,222	$17,397
11/30/2020	$14,400	$15,055	$15,009	$19,317	$19,301
12/31/2020	$14,888	$15,632	$15,622	$20,186	$20,043
1/31/2021	$14,813	$15,489	$15,541	$20,096	$19,841
2/28/2021	$15,600	$16,425	$16,515	$20,724	$20,388
3/31/2021	$16,438	$17,392	$17,479	$21,467	$21,281
4/30/2021	$17,113	$18,087	$18,154	$22,573	$22,416
5/31/2021	$17,450	$18,509	$18,587	$22,676	$22,573
6/30/2021	$17,288	$18,297	$18,382	$23,236	$23,100
7/31/2021	$17,500	$18,444	$18,474	$23,628	$23,649
8/31/2021	$18,050	$18,809	$18,849	$24,302	$24,368
9/30/2021	$17,550	$18,155	$18,211	$23,212	$23,234
10/31/2021	$18,563	$19,077	$19,120	$24,782	$24,862
11/30/2021	$18,128	$18,404	$18,448	$24,404	$24,690
12/31/2021	$19,229	$19,565	$19,585	$25,365	$25,797
1/31/2022	$18,664	$19,110	$19,084	$23,873	$24,462
2/28/2022	$18,537	$18,888	$18,896	$23,272	$23,729
3/31/2022	$18,763	$19,421	$19,419	$24,027	$24,610
4/30/2022	$17,521	$18,326	$18,298	$21,870	$22,464
5/31/2022	$17,860	$18,682	$18,653	$21,841	$22,505
6/30/2022	$16,236	$17,050	$17,010	$20,014	$20,648
7/31/2022	$17,267	$18,180	$18,169	$21,891	$22,552
8/31/2022	$16,956	$17,638	$17,626	$21,074	$21,632
9/30/2022	$15,587	$16,092	$16,065	$19,120	$19,640
10/31/2022	$17,309	$17,742	$17,735	$20,688	$21,230
11/30/2022	$18,281	$18,850	$18,808	$21,768	$22,416
12/31/2022	$17,446	$18,091	$18,022	$20,493	$21,125
1/31/2023	$18,266	$19,028	$19,001	$21,905	$22,452
2/28/2023	$17,864	$18,357	$18,345	$21,393	$21,904
3/31/2023	$17,476	$18,273	$18,187	$21,965	$22,708
4/30/2023	$17,789	$18,548	$18,420	$22,199	$23,063
5/31/2023	$17,134	$17,832	$17,728	$22,285	$23,163
6/30/2023	$18,311	$19,017	$18,919	$23,807	$24,693
7/31/2023	$19,130	$19,686	$19,628	$24,661	$25,487
8/31/2023	$18,698	$19,154	$19,073	$24,185	$25,081
9/30/2023	$17,893	$18,415	$18,322	$23,033	$23,885
10/31/2023	$17,506	$17,765	$17,650	$22,422	$23,383
11/30/2023	$18,902	$19,106	$18,996	$24,513	$25,518
12/31/2023	$19,759	$20,164	$20,123	$25,813	$26,678
1/31/2024	$19,925	$20,185	$20,087	$26,099	$27,126
2/29/2024	$21,069	$20,930	$20,823	$27,512	$28,574
3/31/2024	$22,227	$21,976	$21,857	$28,399	$29,494
4/30/2024	$21,279	$21,037	$20,898	$27,150	$28,289
5/31/2024	$21,987	$21,704	$21,577	$28,432	$29,692
6/30/2024	$21,926	$21,500	$21,365	$29,313	$30,757
7/31/2024	$22,965	$22,599	$22,532	$29,857	$31,132
8/31/2024	$23,476	$23,205	$23,083	$30,507	$31,887
9/30/2024	$23,597	$23,527	$23,388	$31,138	$32,568
10/31/2024	$23,657	$23,269	$23,125	$30,910	$32,272
11/30/2024	$25,134	$24,754	$24,639	$32,966	$34,167
12/31/2024	$23,847	$23,061	$22,935	$31,958	$33,352
1/31/2025	$25,183	$24,129	$23,967	$32,967	$34,281
2/28/2025	$24,829	$24,227	$24,015	$32,336	$33,834
3/31/2025	$23,863	$23,554	$23,312	$30,449	$31,928
4/30/2025	$23,187	$22,836	$22,592	$30,245	$31,711
5/31/2025	$24,137	$23,638	$23,392	$32,162	$33,707
6/30/2025	$25,022	$24,446	$24,208	$33,796	$35,421
7/31/2025	$25,521	$24,586	$24,359	$34,540	$36,216
8/31/2025	$26,148	$25,370	$25,189	$35,340	$36,950
9/30/2025	$27,017	$25,749	$25,571	$36,559	$38,299
10/31/2025	$26,937	$25,863	$25,682	$37,343	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	13.86%	16.04%	10.42%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 3000 Value Index	11.06%	14.26%	9.89%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,079,113,663
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,800,536
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$2,079,113,663
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,800,536

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.68%
Consumer Discretionary	8.48%
Consumer Staples	4.40%
Energy	6.45%
Financials	24.93%
Health Care	12.61%
Industrials	15.37%
Information Technology	11.34%
Materials	3.71%
Real Estate	3.22%
Utilities	4.25%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000184529
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class F3
Trading Symbol	LDFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 14.08%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Alphabet Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Arthur J. Gallagher & Co. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Walmart Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,030	$9,987	$10,000	$10,128	$10,112
5/31/2017	$10,068	$9,977	$9,966	$10,231	$10,254
6/30/2017	$10,227	$10,140	$10,143	$10,324	$10,318
7/31/2017	$10,317	$10,275	$10,272	$10,518	$10,530
8/31/2017	$10,249	$10,155	$10,143	$10,539	$10,562
9/30/2017	$10,559	$10,456	$10,474	$10,796	$10,780
10/31/2017	$10,665	$10,532	$10,545	$11,031	$11,032
11/30/2017	$11,010	$10,854	$10,867	$11,366	$11,370
12/31/2017	$11,147	$11,013	$11,006	$11,480	$11,496
1/31/2018	$11,668	$11,438	$11,410	$12,085	$12,155
2/28/2018	$11,079	$10,892	$10,863	$11,640	$11,707
3/31/2018	$10,891	$10,701	$10,695	$11,406	$11,409
4/30/2018	$10,856	$10,736	$10,742	$11,449	$11,453
5/31/2018	$10,882	$10,800	$10,848	$11,772	$11,729
6/30/2018	$10,831	$10,826	$10,878	$11,849	$11,801
7/31/2018	$11,301	$11,255	$11,291	$12,243	$12,240
8/31/2018	$11,489	$11,421	$11,465	$12,673	$12,639
9/30/2018	$11,523	$11,444	$11,465	$12,694	$12,711
10/31/2018	$10,916	$10,851	$10,839	$11,759	$11,842
11/30/2018	$11,253	$11,175	$11,152	$11,994	$12,083
12/31/2018	$10,241	$10,102	$10,062	$10,878	$10,992
1/31/2019	$10,953	$10,888	$10,867	$11,812	$11,873
2/28/2019	$11,291	$11,236	$11,219	$12,227	$12,254
3/31/2019	$11,375	$11,308	$11,263	$12,406	$12,493
4/30/2019	$11,787	$11,709	$11,664	$12,901	$12,998
5/31/2019	$10,869	$10,956	$10,900	$12,066	$12,172
6/30/2019	$11,628	$11,743	$11,677	$12,914	$13,030
7/31/2019	$11,834	$11,840	$11,768	$13,106	$13,218
8/31/2019	$11,440	$11,492	$11,401	$12,839	$13,008
9/30/2019	$11,862	$11,902	$11,820	$13,064	$13,252
10/31/2019	$11,890	$12,068	$11,993	$13,345	$13,539
11/30/2019	$12,310	$12,441	$12,358	$13,852	$14,030
12/31/2019	$12,613	$12,783	$12,704	$14,252	$14,453
1/31/2020	$12,258	$12,508	$12,403	$14,237	$14,448
2/29/2020	$11,101	$11,297	$11,202	$13,071	$13,258
3/31/2020	$9,225	$9,366	$9,233	$11,274	$11,621
4/30/2020	$10,278	$10,419	$10,277	$12,767	$13,111
5/31/2020	$10,747	$10,776	$10,626	$13,450	$13,735
6/30/2020	$10,768	$10,705	$10,577	$13,757	$14,008
7/31/2020	$11,164	$11,128	$10,983	$14,538	$14,798
8/31/2020	$11,695	$11,588	$11,445	$15,591	$15,862
9/30/2020	$11,237	$11,304	$11,150	$15,024	$15,259
10/31/2020	$11,164	$11,155	$11,034	$14,699	$14,853
11/30/2020	$12,569	$12,656	$12,556	$16,488	$16,479
12/31/2020	$12,994	$13,141	$13,069	$17,229	$17,113
1/31/2021	$12,931	$13,020	$13,001	$17,153	$16,940
2/28/2021	$13,622	$13,807	$13,816	$17,689	$17,407
3/31/2021	$14,355	$14,620	$14,623	$18,323	$18,169
4/30/2021	$14,951	$15,204	$15,187	$19,268	$19,139
5/31/2021	$15,238	$15,559	$15,550	$19,356	$19,273
6/30/2021	$15,100	$15,381	$15,378	$19,833	$19,723
7/31/2021	$15,291	$15,504	$15,455	$20,168	$20,191
8/31/2021	$15,780	$15,812	$15,769	$20,743	$20,805
9/30/2021	$15,334	$15,261	$15,235	$19,813	$19,838
10/31/2021	$16,227	$16,036	$15,996	$21,152	$21,227
11/30/2021	$15,854	$15,471	$15,433	$20,830	$21,080
12/31/2021	$16,813	$16,447	$16,384	$21,651	$22,025
1/31/2022	$16,322	$16,064	$15,965	$20,377	$20,885
2/28/2022	$16,214	$15,878	$15,808	$19,864	$20,260
3/31/2022	$16,418	$16,326	$16,246	$20,508	$21,012
4/30/2022	$15,327	$15,405	$15,308	$18,667	$19,180
5/31/2022	$15,627	$15,704	$15,605	$18,642	$19,215
6/30/2022	$14,213	$14,332	$14,230	$17,083	$17,629
7/31/2022	$15,111	$15,283	$15,200	$18,686	$19,254
8/31/2022	$14,848	$14,827	$14,745	$17,988	$18,469
9/30/2022	$13,649	$13,527	$13,440	$16,320	$16,768
10/31/2022	$15,159	$14,914	$14,836	$17,659	$18,126
11/30/2022	$16,008	$15,846	$15,735	$18,580	$19,139
12/31/2022	$15,275	$15,207	$15,077	$17,492	$18,036
1/31/2023	$16,008	$15,995	$15,896	$18,697	$19,169
2/28/2023	$15,654	$15,431	$15,347	$18,260	$18,702
3/31/2023	$15,313	$15,360	$15,215	$18,748	$19,388
4/30/2023	$15,591	$15,592	$15,410	$18,948	$19,691
5/31/2023	$15,022	$14,990	$14,831	$19,022	$19,777
6/30/2023	$16,059	$15,986	$15,827	$20,321	$21,083
7/31/2023	$16,767	$16,548	$16,420	$21,049	$21,761
8/31/2023	$16,400	$16,102	$15,956	$20,643	$21,414
9/30/2023	$15,692	$15,480	$15,328	$19,659	$20,393
10/31/2023	$15,351	$14,934	$14,766	$19,138	$19,964
11/30/2023	$16,586	$16,061	$15,892	$20,923	$21,788
12/31/2023	$17,340	$16,950	$16,834	$22,033	$22,777
1/31/2024	$17,493	$16,968	$16,805	$22,277	$23,160
2/29/2024	$18,491	$17,594	$17,421	$23,483	$24,397
3/31/2024	$19,501	$18,474	$18,285	$24,240	$25,182
4/30/2024	$18,683	$17,684	$17,483	$23,174	$24,153
5/31/2024	$19,309	$18,245	$18,051	$24,269	$25,351
6/30/2024	$19,258	$18,073	$17,874	$25,020	$26,260
7/31/2024	$20,166	$18,997	$18,850	$25,485	$26,580
8/31/2024	$20,626	$19,507	$19,311	$26,040	$27,225
9/30/2024	$20,742	$19,778	$19,566	$26,578	$27,806
10/31/2024	$20,780	$19,560	$19,346	$26,383	$27,554
11/30/2024	$22,094	$20,809	$20,613	$28,138	$29,172
12/31/2024	$20,961	$19,386	$19,187	$27,278	$28,476
1/31/2025	$22,135	$20,283	$20,051	$28,139	$29,269
2/28/2025	$21,834	$20,366	$20,091	$27,600	$28,887
3/31/2025	$20,988	$19,800	$19,503	$25,990	$27,260
4/30/2025	$20,401	$19,197	$18,900	$25,816	$27,075
5/31/2025	$21,220	$19,871	$19,569	$27,452	$28,779
6/30/2025	$22,012	$20,550	$20,252	$28,847	$30,243
7/31/2025	$22,449	$20,668	$20,378	$29,482	$30,921
8/31/2025	$23,009	$21,326	$21,073	$30,164	$31,548
9/30/2025	$23,773	$21,645	$21,392	$31,205	$32,700
10/31/2025	$23,705	$21,741	$21,485	$31,874	$33,465

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	14.08%	16.25%	10.59%
Russell 1000 Value Index	11.15%	14.28%	9.48%
Russell 3000 Value Index	11.06%	14.26%	9.33%
Russell 3000 Index	20.81%	16.74%	14.47%
S&P 500 Index	21.45%	17.64%	15.13%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,079,113,663
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,800,536
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$2,079,113,663
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,800,536

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.68%
Consumer Discretionary	8.48%
Consumer Staples	4.40%
Energy	6.45%
Financials	24.93%
Health Care	12.61%
Industrials	15.37%
Information Technology	11.34%
Materials	3.71%
Real Estate	3.22%
Utilities	4.25%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019519
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class I
Trading Symbol	LAVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 14.03%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Alphabet Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Arthur J. Gallagher & Co. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Walmart Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,033	$10,038	$10,058	$10,055	$10,030
12/31/2015	$9,801	$9,822	$9,816	$9,849	$9,872
1/31/2016	$9,254	$9,315	$9,297	$9,293	$9,382
2/29/2016	$9,187	$9,312	$9,300	$9,290	$9,369
3/31/2016	$9,768	$9,983	$9,977	$9,944	$10,005
4/30/2016	$10,058	$10,193	$10,187	$10,006	$10,043
5/31/2016	$10,232	$10,351	$10,348	$10,185	$10,224
6/30/2016	$10,232	$10,441	$10,433	$10,206	$10,250
7/31/2016	$10,506	$10,744	$10,755	$10,611	$10,628
8/31/2016	$10,613	$10,827	$10,852	$10,638	$10,643
9/30/2016	$10,630	$10,804	$10,837	$10,655	$10,645
10/31/2016	$10,464	$10,637	$10,655	$10,424	$10,451
11/30/2016	$11,146	$11,245	$11,324	$10,891	$10,838
12/31/2016	$11,374	$11,526	$11,622	$11,103	$11,052
1/31/2017	$11,453	$11,608	$11,692	$11,312	$11,262
2/28/2017	$11,750	$12,025	$12,091	$11,733	$11,709
3/31/2017	$11,557	$11,902	$11,970	$11,741	$11,723
4/30/2017	$11,592	$11,880	$11,953	$11,865	$11,843
5/31/2017	$11,636	$11,868	$11,913	$11,987	$12,010
6/30/2017	$11,820	$12,062	$12,124	$12,095	$12,085
7/31/2017	$11,925	$12,223	$12,279	$12,323	$12,333
8/31/2017	$11,846	$12,080	$12,124	$12,347	$12,371
9/30/2017	$12,196	$12,438	$12,520	$12,648	$12,626
10/31/2017	$12,327	$12,528	$12,605	$12,924	$12,921
11/30/2017	$12,716	$12,912	$12,989	$13,316	$13,317
12/31/2017	$12,875	$13,100	$13,156	$13,450	$13,465
1/31/2018	$13,478	$13,607	$13,638	$14,158	$14,236
2/28/2018	$12,796	$12,957	$12,985	$13,637	$13,711
3/31/2018	$12,578	$12,729	$12,785	$13,363	$13,363
4/30/2018	$12,538	$12,771	$12,840	$13,414	$13,414
5/31/2018	$12,568	$12,847	$12,967	$13,792	$13,737
6/30/2018	$12,509	$12,879	$13,003	$13,883	$13,822
7/31/2018	$13,053	$13,389	$13,496	$14,343	$14,336
8/31/2018	$13,261	$13,587	$13,705	$14,847	$14,803
9/30/2018	$13,310	$13,614	$13,704	$14,871	$14,887
10/31/2018	$12,598	$12,909	$12,956	$13,776	$13,870
11/30/2018	$12,995	$13,294	$13,330	$14,052	$14,153
12/31/2018	$11,823	$12,017	$12,027	$12,745	$12,875
1/31/2019	$12,648	$12,953	$12,989	$13,838	$13,906
2/28/2019	$13,028	$13,367	$13,411	$14,325	$14,353
3/31/2019	$13,125	$13,452	$13,463	$14,534	$14,632
4/30/2019	$13,603	$13,929	$13,942	$15,115	$15,224
5/31/2019	$12,539	$13,033	$13,029	$14,137	$14,257
6/30/2019	$13,419	$13,969	$13,957	$15,130	$15,262
7/31/2019	$13,647	$14,085	$14,067	$15,354	$15,481
8/31/2019	$13,191	$13,670	$13,628	$15,041	$15,236
9/30/2019	$13,679	$14,158	$14,128	$15,305	$15,521
10/31/2019	$13,712	$14,356	$14,336	$15,635	$15,857
11/30/2019	$14,196	$14,800	$14,772	$16,229	$16,432
12/31/2019	$14,547	$15,207	$15,185	$16,698	$16,928
1/31/2020	$14,136	$14,880	$14,826	$16,680	$16,922
2/29/2020	$12,795	$13,439	$13,390	$15,314	$15,529
3/31/2020	$10,632	$11,142	$11,036	$13,208	$13,611
4/30/2020	$11,852	$12,395	$12,284	$14,957	$15,356
5/31/2020	$12,384	$12,820	$12,701	$15,757	$16,087
6/30/2020	$12,408	$12,734	$12,643	$16,117	$16,407
7/31/2020	$12,867	$13,238	$13,129	$17,033	$17,332
8/31/2020	$13,471	$13,785	$13,681	$18,266	$18,578
9/30/2020	$12,952	$13,447	$13,328	$17,601	$17,872
10/31/2020	$12,867	$13,270	$13,189	$17,222	$17,397
11/30/2020	$14,482	$15,055	$15,009	$19,317	$19,301
12/31/2020	$14,975	$15,632	$15,622	$20,186	$20,043
1/31/2021	$14,901	$15,489	$15,541	$20,096	$19,841
2/28/2021	$15,690	$16,425	$16,515	$20,724	$20,388
3/31/2021	$16,541	$17,392	$17,479	$21,467	$21,281
4/30/2021	$17,218	$18,087	$18,154	$22,573	$22,416
5/31/2021	$17,551	$18,509	$18,587	$22,676	$22,573
6/30/2021	$17,403	$18,297	$18,382	$23,236	$23,100
7/31/2021	$17,613	$18,444	$18,474	$23,628	$23,649
8/31/2021	$18,167	$18,809	$18,849	$24,302	$24,368
9/30/2021	$17,662	$18,155	$18,211	$23,212	$23,234
10/31/2021	$18,685	$19,077	$19,120	$24,782	$24,862
11/30/2021	$18,249	$18,404	$18,448	$24,404	$24,690
12/31/2021	$19,361	$19,565	$19,585	$25,365	$25,797
1/31/2022	$18,791	$19,110	$19,084	$23,873	$24,462
2/28/2022	$18,666	$18,888	$18,896	$23,272	$23,729
3/31/2022	$18,903	$19,421	$19,419	$24,027	$24,610
4/30/2022	$17,652	$18,326	$18,298	$21,870	$22,464
5/31/2022	$17,985	$18,682	$18,653	$21,841	$22,505
6/30/2022	$16,359	$17,050	$17,010	$20,014	$20,648
7/31/2022	$17,388	$18,180	$18,169	$21,891	$22,552
8/31/2022	$17,082	$17,638	$17,626	$21,074	$21,632
9/30/2022	$15,706	$16,092	$16,065	$19,120	$19,640
10/31/2022	$17,443	$17,742	$17,735	$20,688	$21,230
11/30/2022	$18,412	$18,850	$18,808	$21,768	$22,416
12/31/2022	$17,576	$18,091	$18,022	$20,493	$21,125
1/31/2023	$18,412	$19,028	$19,001	$21,905	$22,452
2/28/2023	$18,001	$18,357	$18,345	$21,393	$21,904
3/31/2023	$17,605	$18,273	$18,187	$21,965	$22,708
4/30/2023	$17,928	$18,548	$18,420	$22,199	$23,063
5/31/2023	$17,283	$17,832	$17,728	$22,285	$23,163
6/30/2023	$18,471	$19,017	$18,919	$23,807	$24,693
7/31/2023	$19,292	$19,686	$19,628	$24,661	$25,487
8/31/2023	$18,867	$19,154	$19,073	$24,185	$25,081
9/30/2023	$18,045	$18,415	$18,322	$23,033	$23,885
10/31/2023	$17,649	$17,765	$17,650	$22,422	$23,383
11/30/2023	$19,065	$19,106	$18,996	$24,513	$25,518
12/31/2023	$19,925	$20,164	$20,123	$25,813	$26,678
1/31/2024	$20,103	$20,185	$20,087	$26,099	$27,126
2/29/2024	$21,246	$20,930	$20,823	$27,512	$28,574
3/31/2024	$22,418	$21,976	$21,857	$28,399	$29,494
4/30/2024	$21,483	$21,037	$20,898	$27,150	$28,289
5/31/2024	$22,195	$21,704	$21,577	$28,432	$29,692
6/30/2024	$22,121	$21,500	$21,365	$29,313	$30,757
7/31/2024	$23,174	$22,599	$22,532	$29,857	$31,132
8/31/2024	$23,694	$23,205	$23,083	$30,507	$31,887
9/30/2024	$23,827	$23,527	$23,388	$31,138	$32,568
10/31/2024	$23,872	$23,269	$23,125	$30,910	$32,272
11/30/2024	$25,382	$24,754	$24,639	$32,966	$34,167
12/31/2024	$24,082	$23,061	$22,935	$31,958	$33,352
1/31/2025	$25,414	$24,129	$23,967	$32,967	$34,281
2/28/2025	$25,081	$24,227	$24,015	$32,336	$33,834
3/31/2025	$24,098	$23,554	$23,312	$30,449	$31,928
4/30/2025	$23,416	$22,836	$22,592	$30,245	$31,711
5/31/2025	$24,368	$23,638	$23,392	$32,162	$33,707
6/30/2025	$25,271	$24,446	$24,208	$33,796	$35,421
7/31/2025	$25,779	$24,586	$24,359	$34,540	$36,216
8/31/2025	$26,429	$25,370	$25,189	$35,340	$36,950
9/30/2025	$27,301	$25,749	$25,571	$36,559	$38,299
10/31/2025	$27,221	$25,863	$25,682	$37,343	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	14.03%	16.17%	10.53%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 3000 Value Index	11.06%	14.26%	9.89%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,079,113,663
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,800,536
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$2,079,113,663
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,800,536

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.68%
Consumer Discretionary	8.48%
Consumer Staples	4.40%
Energy	6.45%
Financials	24.93%
Health Care	12.61%
Industrials	15.37%
Information Technology	11.34%
Materials	3.71%
Real Estate	3.22%
Utilities	4.25%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019518
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class P
Trading Symbol	LAVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$121	1.13%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 13.45%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Alphabet Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Arthur J. Gallagher & Co. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Walmart Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class P	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,028	$10,038	$10,058	$10,055	$10,030
12/31/2015	$9,791	$9,822	$9,816	$9,849	$9,872
1/31/2016	$9,241	$9,315	$9,297	$9,293	$9,382
2/29/2016	$9,174	$9,312	$9,300	$9,290	$9,369
3/31/2016	$9,749	$9,983	$9,977	$9,944	$10,005
4/30/2016	$10,028	$10,193	$10,187	$10,006	$10,043
5/31/2016	$10,205	$10,351	$10,348	$10,185	$10,224
6/30/2016	$10,197	$10,441	$10,433	$10,206	$10,250
7/31/2016	$10,467	$10,744	$10,755	$10,611	$10,628
8/31/2016	$10,577	$10,827	$10,852	$10,638	$10,643
9/30/2016	$10,586	$10,804	$10,837	$10,655	$10,645
10/31/2016	$10,417	$10,637	$10,655	$10,424	$10,451
11/30/2016	$11,088	$11,245	$11,324	$10,891	$10,838
12/31/2016	$11,310	$11,526	$11,622	$11,103	$11,052
1/31/2017	$11,381	$11,608	$11,692	$11,312	$11,262
2/28/2017	$11,683	$12,025	$12,091	$11,733	$11,709
3/31/2017	$11,479	$11,902	$11,970	$11,741	$11,723
4/30/2017	$11,514	$11,880	$11,953	$11,865	$11,843
5/31/2017	$11,550	$11,868	$11,913	$11,987	$12,010
6/30/2017	$11,728	$12,062	$12,124	$12,095	$12,085
7/31/2017	$11,835	$12,223	$12,279	$12,323	$12,333
8/31/2017	$11,746	$12,080	$12,124	$12,347	$12,371
9/30/2017	$12,092	$12,438	$12,520	$12,648	$12,626
10/31/2017	$12,217	$12,528	$12,605	$12,924	$12,921
11/30/2017	$12,603	$12,912	$12,989	$13,316	$13,317
12/31/2017	$12,754	$13,100	$13,156	$13,450	$13,465
1/31/2018	$13,345	$13,607	$13,638	$14,158	$14,236
2/28/2018	$12,663	$12,957	$12,985	$13,637	$13,711
3/31/2018	$12,433	$12,729	$12,785	$13,363	$13,363
4/30/2018	$12,393	$12,771	$12,840	$13,414	$13,414
5/31/2018	$12,423	$12,847	$12,967	$13,792	$13,737
6/30/2018	$12,363	$12,879	$13,003	$13,883	$13,822
7/31/2018	$12,894	$13,389	$13,496	$14,343	$14,336
8/31/2018	$13,094	$13,587	$13,705	$14,847	$14,803
9/30/2018	$13,135	$13,614	$13,704	$14,871	$14,887
10/31/2018	$12,433	$12,909	$12,956	$13,776	$13,870
11/30/2018	$12,806	$13,294	$13,330	$14,052	$14,153
12/31/2018	$11,655	$12,017	$12,027	$12,745	$12,875
1/31/2019	$12,455	$12,953	$12,989	$13,838	$13,906
2/28/2019	$12,839	$13,367	$13,411	$14,325	$14,353
3/31/2019	$12,916	$13,452	$13,463	$14,534	$14,632
4/30/2019	$13,387	$13,929	$13,942	$15,115	$15,224
5/31/2019	$12,346	$13,033	$13,029	$14,137	$14,257
6/30/2019	$13,190	$13,969	$13,957	$15,130	$15,262
7/31/2019	$13,420	$14,085	$14,067	$15,354	$15,481
8/31/2019	$12,971	$13,670	$13,628	$15,041	$15,236
9/30/2019	$13,442	$14,158	$14,128	$15,305	$15,521
10/31/2019	$13,464	$14,356	$14,336	$15,635	$15,857
11/30/2019	$13,935	$14,800	$14,772	$16,229	$16,432
12/31/2019	$14,276	$15,207	$15,185	$16,698	$16,928
1/31/2020	$13,874	$14,880	$14,826	$16,680	$16,922
2/29/2020	$12,546	$13,439	$13,390	$15,314	$15,529
3/31/2020	$10,427	$11,142	$11,036	$13,208	$13,611
4/30/2020	$11,608	$12,395	$12,284	$14,957	$15,356
5/31/2020	$12,132	$12,820	$12,701	$15,757	$16,087
6/30/2020	$12,157	$12,734	$12,643	$16,117	$16,407
7/31/2020	$12,595	$13,238	$13,129	$17,033	$17,332
8/31/2020	$13,192	$13,785	$13,681	$18,266	$18,578
9/30/2020	$12,668	$13,447	$13,328	$17,601	$17,872
10/31/2020	$12,583	$13,270	$13,189	$17,222	$17,397
11/30/2020	$14,152	$15,055	$15,009	$19,317	$19,301
12/31/2020	$14,635	$15,632	$15,622	$20,186	$20,043
1/31/2021	$14,548	$15,489	$15,541	$20,096	$19,841
2/28/2021	$15,316	$16,425	$16,515	$20,724	$20,388
3/31/2021	$16,146	$17,392	$17,479	$21,467	$21,281
4/30/2021	$16,802	$18,087	$18,154	$22,573	$22,416
5/31/2021	$17,124	$18,509	$18,587	$22,676	$22,573
6/30/2021	$16,963	$18,297	$18,382	$23,236	$23,100
7/31/2021	$17,161	$18,444	$18,474	$23,628	$23,649
8/31/2021	$17,693	$18,809	$18,849	$24,302	$24,368
9/30/2021	$17,198	$18,155	$18,211	$23,212	$23,234
10/31/2021	$18,189	$19,077	$19,120	$24,782	$24,862
11/30/2021	$17,761	$18,404	$18,448	$24,404	$24,690
12/31/2021	$18,835	$19,565	$19,585	$25,365	$25,797
1/31/2022	$18,277	$19,110	$19,084	$23,873	$24,462
2/28/2022	$18,137	$18,888	$18,896	$23,272	$23,729
3/31/2022	$18,361	$19,421	$19,419	$24,027	$24,610
4/30/2022	$17,133	$18,326	$18,298	$21,870	$22,464
5/31/2022	$17,454	$18,682	$18,653	$21,841	$22,505
6/30/2022	$15,877	$17,050	$17,010	$20,014	$20,648
7/31/2022	$16,868	$18,180	$18,169	$21,891	$22,552
8/31/2022	$16,561	$17,638	$17,626	$21,074	$21,632
9/30/2022	$15,222	$16,092	$16,065	$19,120	$19,640
10/31/2022	$16,910	$17,742	$17,735	$20,688	$21,230
11/30/2022	$17,842	$18,850	$18,808	$21,768	$22,416
12/31/2022	$17,020	$18,091	$18,022	$20,493	$21,125
1/31/2023	$17,827	$19,028	$19,001	$21,905	$22,452
2/28/2023	$17,416	$18,357	$18,345	$21,393	$21,904
3/31/2023	$17,034	$18,273	$18,187	$21,965	$22,708
4/30/2023	$17,343	$18,548	$18,420	$22,199	$23,063
5/31/2023	$16,697	$17,832	$17,728	$22,285	$23,163
6/30/2023	$17,842	$19,017	$18,919	$23,807	$24,693
7/31/2023	$18,620	$19,686	$19,628	$24,661	$25,487
8/31/2023	$18,209	$19,154	$19,073	$24,185	$25,081
9/30/2023	$17,416	$18,415	$18,322	$23,033	$23,885
10/31/2023	$17,020	$17,765	$17,650	$22,422	$23,383
11/30/2023	$18,378	$19,106	$18,996	$24,513	$25,518
12/31/2023	$19,206	$20,164	$20,123	$25,813	$26,678
1/31/2024	$19,369	$20,185	$20,087	$26,099	$27,126
2/29/2024	$20,478	$20,930	$20,823	$27,512	$28,574
3/31/2024	$21,587	$21,976	$21,857	$28,399	$29,494
4/30/2024	$20,670	$21,037	$20,898	$27,150	$28,289
5/31/2024	$21,350	$21,704	$21,577	$28,432	$29,692
6/30/2024	$21,276	$21,500	$21,365	$29,313	$30,757
7/31/2024	$22,281	$22,599	$22,532	$29,857	$31,132
8/31/2024	$22,769	$23,205	$23,083	$30,507	$31,887
9/30/2024	$22,888	$23,527	$23,388	$31,138	$32,568
10/31/2024	$22,932	$23,269	$23,125	$30,910	$32,272
11/30/2024	$24,360	$24,754	$24,639	$32,966	$34,167
12/31/2024	$23,115	$23,061	$22,935	$31,958	$33,352
1/31/2025	$24,392	$24,129	$23,967	$32,967	$34,281
2/28/2025	$24,045	$24,227	$24,015	$32,336	$33,834
3/31/2025	$23,099	$23,554	$23,312	$30,449	$31,928
4/30/2025	$22,437	$22,836	$22,592	$30,245	$31,711
5/31/2025	$23,351	$23,638	$23,392	$32,162	$33,707
6/30/2025	$24,202	$24,446	$24,208	$33,796	$35,421
7/31/2025	$24,675	$24,586	$24,359	$34,540	$36,216
8/31/2025	$25,275	$25,370	$25,189	$35,340	$36,950
9/30/2025	$26,110	$25,749	$25,571	$36,559	$38,299
10/31/2025	$26,016	$25,863	$25,682	$37,343	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P at NAV	13.45%	15.64%	10.03%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 3000 Value Index	11.06%	14.26%	9.89%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,079,113,663
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,800,536
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$2,079,113,663
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,800,536

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.68%
Consumer Discretionary	8.48%
Consumer Staples	4.40%
Energy	6.45%
Financials	24.93%
Health Care	12.61%
Industrials	15.37%
Information Technology	11.34%
Materials	3.71%
Real Estate	3.22%
Utilities	4.25%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054923
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class R2
Trading Symbol	LAVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$138	1.29%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 13.24%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Alphabet Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Arthur J. Gallagher & Co. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Walmart Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,024	$10,038	$10,058	$10,055	$10,030
12/31/2015	$9,787	$9,822	$9,816	$9,849	$9,872
1/31/2016	$9,236	$9,315	$9,297	$9,293	$9,382
2/29/2016	$9,169	$9,312	$9,300	$9,290	$9,369
3/31/2016	$9,745	$9,983	$9,977	$9,944	$10,005
4/30/2016	$10,024	$10,193	$10,187	$10,006	$10,043
5/31/2016	$10,194	$10,351	$10,348	$10,185	$10,224
6/30/2016	$10,185	$10,441	$10,433	$10,206	$10,250
7/31/2016	$10,457	$10,744	$10,755	$10,611	$10,628
8/31/2016	$10,558	$10,827	$10,852	$10,638	$10,643
9/30/2016	$10,567	$10,804	$10,837	$10,655	$10,645
10/31/2016	$10,397	$10,637	$10,655	$10,424	$10,451
11/30/2016	$11,068	$11,245	$11,324	$10,891	$10,838
12/31/2016	$11,291	$11,526	$11,622	$11,103	$11,052
1/31/2017	$11,362	$11,608	$11,692	$11,312	$11,262
2/28/2017	$11,656	$12,025	$12,091	$11,733	$11,709
3/31/2017	$11,451	$11,902	$11,970	$11,741	$11,723
4/30/2017	$11,487	$11,880	$11,953	$11,865	$11,843
5/31/2017	$11,522	$11,868	$11,913	$11,987	$12,010
6/30/2017	$11,700	$12,062	$12,124	$12,095	$12,085
7/31/2017	$11,798	$12,223	$12,279	$12,323	$12,333
8/31/2017	$11,709	$12,080	$12,124	$12,347	$12,371
9/30/2017	$12,056	$12,438	$12,520	$12,648	$12,626
10/31/2017	$12,172	$12,528	$12,605	$12,924	$12,921
11/30/2017	$12,552	$12,912	$12,989	$13,316	$13,317
12/31/2017	$12,713	$13,100	$13,156	$13,450	$13,465
1/31/2018	$13,295	$13,607	$13,638	$14,158	$14,236
2/28/2018	$12,613	$12,957	$12,985	$13,637	$13,711
3/31/2018	$12,392	$12,729	$12,785	$13,363	$13,363
4/30/2018	$12,342	$12,771	$12,840	$13,414	$13,414
5/31/2018	$12,372	$12,847	$12,967	$13,792	$13,737
6/30/2018	$12,312	$12,879	$13,003	$13,883	$13,822
7/31/2018	$12,833	$13,389	$13,496	$14,343	$14,336
8/31/2018	$13,034	$13,587	$13,705	$14,847	$14,803
9/30/2018	$13,074	$13,614	$13,704	$14,871	$14,887
10/31/2018	$12,372	$12,909	$12,956	$13,776	$13,870
11/30/2018	$12,748	$13,294	$13,330	$14,052	$14,153
12/31/2018	$11,600	$12,017	$12,027	$12,745	$12,875
1/31/2019	$12,398	$12,953	$12,989	$13,838	$13,906
2/28/2019	$12,770	$13,367	$13,411	$14,325	$14,353
3/31/2019	$12,847	$13,452	$13,463	$14,534	$14,632
4/30/2019	$13,317	$13,929	$13,942	$15,115	$15,224
5/31/2019	$12,267	$13,033	$13,029	$14,137	$14,257
6/30/2019	$13,120	$13,969	$13,957	$15,130	$15,262
7/31/2019	$13,339	$14,085	$14,067	$15,354	$15,481
8/31/2019	$12,890	$13,670	$13,628	$15,041	$15,236
9/30/2019	$13,349	$14,158	$14,128	$15,305	$15,521
10/31/2019	$13,382	$14,356	$14,336	$15,635	$15,857
11/30/2019	$13,846	$14,800	$14,772	$16,229	$16,432
12/31/2019	$14,185	$15,207	$15,185	$16,698	$16,928
1/31/2020	$13,773	$14,880	$14,826	$16,680	$16,922
2/29/2020	$12,464	$13,439	$13,390	$15,314	$15,529
3/31/2020	$10,354	$11,142	$11,036	$13,208	$13,611
4/30/2020	$11,530	$12,395	$12,284	$14,957	$15,356
5/31/2020	$12,051	$12,820	$12,701	$15,757	$16,087
6/30/2020	$12,063	$12,734	$12,643	$16,117	$16,407
7/31/2020	$12,512	$13,238	$13,129	$17,033	$17,332
8/31/2020	$13,082	$13,785	$13,681	$18,266	$18,578
9/30/2020	$12,573	$13,447	$13,328	$17,601	$17,872
10/31/2020	$12,488	$13,270	$13,189	$17,222	$17,397
11/30/2020	$14,042	$15,055	$15,009	$19,317	$19,301
12/31/2020	$14,510	$15,632	$15,622	$20,186	$20,043
1/31/2021	$14,436	$15,489	$15,541	$20,096	$19,841
2/28/2021	$15,199	$16,425	$16,515	$20,724	$20,388
3/31/2021	$16,011	$17,392	$17,479	$21,467	$21,281
4/30/2021	$16,651	$18,087	$18,154	$22,573	$22,416
5/31/2021	$16,971	$18,509	$18,587	$22,676	$22,573
6/30/2021	$16,811	$18,297	$18,382	$23,236	$23,100
7/31/2021	$17,008	$18,444	$18,474	$23,628	$23,649
8/31/2021	$17,537	$18,809	$18,849	$24,302	$24,368
9/30/2021	$17,045	$18,155	$18,211	$23,212	$23,234
10/31/2021	$18,017	$19,077	$19,120	$24,782	$24,862
11/30/2021	$17,584	$18,404	$18,448	$24,404	$24,690
12/31/2021	$18,650	$19,565	$19,585	$25,365	$25,797
1/31/2022	$18,096	$19,110	$19,084	$23,873	$24,462
2/28/2022	$17,972	$18,888	$18,896	$23,272	$23,729
3/31/2022	$18,179	$19,421	$19,419	$24,027	$24,610
4/30/2022	$16,961	$18,326	$18,298	$21,870	$22,464
5/31/2022	$17,279	$18,682	$18,653	$21,841	$22,505
6/30/2022	$15,715	$17,050	$17,010	$20,014	$20,648
7/31/2022	$16,698	$18,180	$18,169	$21,891	$22,552
8/31/2022	$16,393	$17,638	$17,626	$21,074	$21,632
9/30/2022	$15,064	$16,092	$16,065	$19,120	$19,640
10/31/2022	$16,725	$17,742	$17,735	$20,688	$21,230
11/30/2022	$17,638	$18,850	$18,808	$21,768	$22,416
12/31/2022	$16,823	$18,091	$18,022	$20,493	$21,125
1/31/2023	$17,624	$19,028	$19,001	$21,905	$22,452
2/28/2023	$17,231	$18,357	$18,345	$21,393	$21,904
3/31/2023	$16,838	$18,273	$18,187	$21,965	$22,708
4/30/2023	$17,144	$18,548	$18,420	$22,199	$23,063
5/31/2023	$16,503	$17,832	$17,728	$22,285	$23,163
6/30/2023	$17,624	$19,017	$18,919	$23,807	$24,693
7/31/2023	$18,410	$19,686	$19,628	$24,661	$25,487
8/31/2023	$17,988	$19,154	$19,073	$24,185	$25,081
9/30/2023	$17,202	$18,415	$18,322	$23,033	$23,885
10/31/2023	$16,823	$17,765	$17,650	$22,422	$23,383
11/30/2023	$18,159	$19,106	$18,996	$24,513	$25,518
12/31/2023	$18,978	$20,164	$20,123	$25,813	$26,678
1/31/2024	$19,125	$20,185	$20,087	$26,099	$27,126
2/29/2024	$20,207	$20,930	$20,823	$27,512	$28,574
3/31/2024	$21,320	$21,976	$21,857	$28,399	$29,494
4/30/2024	$20,412	$21,037	$20,898	$27,150	$28,289
5/31/2024	$21,071	$21,704	$21,577	$28,432	$29,692
6/30/2024	$20,998	$21,500	$21,365	$29,313	$30,757
7/31/2024	$21,978	$22,599	$22,532	$29,857	$31,132
8/31/2024	$22,461	$23,205	$23,083	$30,507	$31,887
9/30/2024	$22,578	$23,527	$23,388	$31,138	$32,568
10/31/2024	$22,622	$23,269	$23,125	$30,910	$32,272
11/30/2024	$24,028	$24,754	$24,639	$32,966	$34,167
12/31/2024	$22,780	$23,061	$22,935	$31,958	$33,352
1/31/2025	$24,043	$24,129	$23,967	$32,967	$34,281
2/28/2025	$23,700	$24,227	$24,015	$32,336	$33,834
3/31/2025	$22,765	$23,554	$23,312	$30,449	$31,928
4/30/2025	$22,110	$22,836	$22,592	$30,245	$31,711
5/31/2025	$22,998	$23,638	$23,392	$32,162	$33,707
6/30/2025	$23,840	$24,446	$24,208	$33,796	$35,421
7/31/2025	$24,308	$24,586	$24,359	$34,540	$36,216
8/31/2025	$24,901	$25,370	$25,189	$35,340	$36,950
9/30/2025	$25,712	$25,749	$25,571	$36,559	$38,299
10/31/2025	$25,618	$25,863	$25,682	$37,343	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	13.24%	15.45%	9.86%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 3000 Value Index	11.06%	14.26%	9.89%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,079,113,663
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,800,536
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$2,079,113,663
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,800,536

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.68%
Consumer Discretionary	8.48%
Consumer Staples	4.40%
Energy	6.45%
Financials	24.93%
Health Care	12.61%
Industrials	15.37%
Information Technology	11.34%
Materials	3.71%
Real Estate	3.22%
Utilities	4.25%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054924
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class R3
Trading Symbol	LAVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$126	1.18%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 13.45%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Alphabet Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Arthur J. Gallagher & Co. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Walmart Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,021	$10,038	$10,058	$10,055	$10,030
12/31/2015	$9,785	$9,822	$9,816	$9,849	$9,872
1/31/2016	$9,237	$9,315	$9,297	$9,293	$9,382
2/29/2016	$9,169	$9,312	$9,300	$9,290	$9,369
3/31/2016	$9,743	$9,983	$9,977	$9,944	$10,005
4/30/2016	$10,021	$10,193	$10,187	$10,006	$10,043
5/31/2016	$10,198	$10,351	$10,348	$10,185	$10,224
6/30/2016	$10,190	$10,441	$10,433	$10,206	$10,250
7/31/2016	$10,460	$10,744	$10,755	$10,611	$10,628
8/31/2016	$10,561	$10,827	$10,852	$10,638	$10,643
9/30/2016	$10,578	$10,804	$10,837	$10,655	$10,645
10/31/2016	$10,409	$10,637	$10,655	$10,424	$10,451
11/30/2016	$11,082	$11,245	$11,324	$10,891	$10,838
12/31/2016	$11,303	$11,526	$11,622	$11,103	$11,052
1/31/2017	$11,374	$11,608	$11,692	$11,312	$11,262
2/28/2017	$11,667	$12,025	$12,091	$11,733	$11,709
3/31/2017	$11,463	$11,902	$11,970	$11,741	$11,723
4/30/2017	$11,507	$11,880	$11,953	$11,865	$11,843
5/31/2017	$11,543	$11,868	$11,913	$11,987	$12,010
6/30/2017	$11,711	$12,062	$12,124	$12,095	$12,085
7/31/2017	$11,817	$12,223	$12,279	$12,323	$12,333
8/31/2017	$11,729	$12,080	$12,124	$12,347	$12,371
9/30/2017	$12,075	$12,438	$12,520	$12,648	$12,626
10/31/2017	$12,199	$12,528	$12,605	$12,924	$12,921
11/30/2017	$12,581	$12,912	$12,989	$13,316	$13,317
12/31/2017	$12,731	$13,100	$13,156	$13,450	$13,465
1/31/2018	$13,321	$13,607	$13,638	$14,158	$14,236
2/28/2018	$12,641	$12,957	$12,985	$13,637	$13,711
3/31/2018	$12,411	$12,729	$12,785	$13,363	$13,363
4/30/2018	$12,371	$12,771	$12,840	$13,414	$13,414
5/31/2018	$12,401	$12,847	$12,967	$13,792	$13,737
6/30/2018	$12,341	$12,879	$13,003	$13,883	$13,822
7/31/2018	$12,861	$13,389	$13,496	$14,343	$14,336
8/31/2018	$13,061	$13,587	$13,705	$14,847	$14,803
9/30/2018	$13,101	$13,614	$13,704	$14,871	$14,887
10/31/2018	$12,401	$12,909	$12,956	$13,776	$13,870
11/30/2018	$12,781	$13,294	$13,330	$14,052	$14,153
12/31/2018	$11,633	$12,017	$12,027	$12,745	$12,875
1/31/2019	$12,432	$12,953	$12,989	$13,838	$13,906
2/28/2019	$12,814	$13,367	$13,411	$14,325	$14,353
3/31/2019	$12,891	$13,452	$13,463	$14,534	$14,632
4/30/2019	$13,361	$13,929	$13,942	$15,115	$15,224
5/31/2019	$12,311	$13,033	$13,029	$14,137	$14,257
6/30/2019	$13,164	$13,969	$13,957	$15,130	$15,262
7/31/2019	$13,383	$14,085	$14,067	$15,354	$15,481
8/31/2019	$12,934	$13,670	$13,628	$15,041	$15,236
9/30/2019	$13,405	$14,158	$14,128	$15,305	$15,521
10/31/2019	$13,427	$14,356	$14,336	$15,635	$15,857
11/30/2019	$13,909	$14,800	$14,772	$16,229	$16,432
12/31/2019	$14,236	$15,207	$15,185	$16,698	$16,928
1/31/2020	$13,836	$14,880	$14,826	$16,680	$16,922
2/29/2020	$12,513	$13,439	$13,390	$15,314	$15,529
3/31/2020	$10,401	$11,142	$11,036	$13,208	$13,611
4/30/2020	$11,578	$12,395	$12,284	$14,957	$15,356
5/31/2020	$12,100	$12,820	$12,701	$15,757	$16,087
6/30/2020	$12,112	$12,734	$12,643	$16,117	$16,407
7/31/2020	$12,561	$13,238	$13,129	$17,033	$17,332
8/31/2020	$13,144	$13,785	$13,681	$18,266	$18,578
9/30/2020	$12,634	$13,447	$13,328	$17,601	$17,872
10/31/2020	$12,537	$13,270	$13,189	$17,222	$17,397
11/30/2020	$14,103	$15,055	$15,009	$19,317	$19,301
12/31/2020	$14,583	$15,632	$15,622	$20,186	$20,043
1/31/2021	$14,509	$15,489	$15,541	$20,096	$19,841
2/28/2021	$15,274	$16,425	$16,515	$20,724	$20,388
3/31/2021	$16,087	$17,392	$17,479	$21,467	$21,281
4/30/2021	$16,741	$18,087	$18,154	$22,573	$22,416
5/31/2021	$17,061	$18,509	$18,587	$22,676	$22,573
6/30/2021	$16,901	$18,297	$18,382	$23,236	$23,100
7/31/2021	$17,098	$18,444	$18,474	$23,628	$23,649
8/31/2021	$17,641	$18,809	$18,849	$24,302	$24,368
9/30/2021	$17,135	$18,155	$18,211	$23,212	$23,234
10/31/2021	$18,121	$19,077	$19,120	$24,782	$24,862
11/30/2021	$17,695	$18,404	$18,448	$24,404	$24,690
12/31/2021	$18,764	$19,565	$19,585	$25,365	$25,797
1/31/2022	$18,209	$19,110	$19,084	$23,873	$24,462
2/28/2022	$18,084	$18,888	$18,896	$23,272	$23,729
3/31/2022	$18,292	$19,421	$19,419	$24,027	$24,610
4/30/2022	$17,071	$18,326	$18,298	$21,870	$22,464
5/31/2022	$17,390	$18,682	$18,653	$21,841	$22,505
6/30/2022	$15,808	$17,050	$17,010	$20,014	$20,648
7/31/2022	$16,807	$18,180	$18,169	$21,891	$22,552
8/31/2022	$16,502	$17,638	$17,626	$21,074	$21,632
9/30/2022	$15,155	$16,092	$16,065	$19,120	$19,640
10/31/2022	$16,835	$17,742	$17,735	$20,688	$21,230
11/30/2022	$17,763	$18,850	$18,808	$21,768	$22,416
12/31/2022	$16,946	$18,091	$18,022	$20,493	$21,125
1/31/2023	$17,748	$19,028	$19,001	$21,905	$22,452
2/28/2023	$17,354	$18,357	$18,345	$21,393	$21,904
3/31/2023	$16,960	$18,273	$18,187	$21,965	$22,708
4/30/2023	$17,267	$18,548	$18,420	$22,199	$23,063
5/31/2023	$16,624	$17,832	$17,728	$22,285	$23,163
6/30/2023	$17,763	$19,017	$18,919	$23,807	$24,693
7/31/2023	$18,536	$19,686	$19,628	$24,661	$25,487
8/31/2023	$18,128	$19,154	$19,073	$24,185	$25,081
9/30/2023	$17,340	$18,415	$18,322	$23,033	$23,885
10/31/2023	$16,946	$17,765	$17,650	$22,422	$23,383
11/30/2023	$18,304	$19,106	$18,996	$24,513	$25,518
12/31/2023	$19,126	$20,164	$20,123	$25,813	$26,678
1/31/2024	$19,288	$20,185	$20,087	$26,099	$27,126
2/29/2024	$20,375	$20,930	$20,823	$27,512	$28,574
3/31/2024	$21,491	$21,976	$21,857	$28,399	$29,494
4/30/2024	$20,566	$21,037	$20,898	$27,150	$28,289
5/31/2024	$21,242	$21,704	$21,577	$28,432	$29,692
6/30/2024	$21,183	$21,500	$21,365	$29,313	$30,757
7/31/2024	$22,167	$22,599	$22,532	$29,857	$31,132
8/31/2024	$22,652	$23,205	$23,083	$30,507	$31,887
9/30/2024	$22,769	$23,527	$23,388	$31,138	$32,568
10/31/2024	$22,813	$23,269	$23,125	$30,910	$32,272
11/30/2024	$24,238	$24,754	$24,639	$32,966	$34,167
12/31/2024	$22,986	$23,061	$22,935	$31,958	$33,352
1/31/2025	$24,254	$24,129	$23,967	$32,967	$34,281
2/28/2025	$23,925	$24,227	$24,015	$32,336	$33,834
3/31/2025	$22,970	$23,554	$23,312	$30,449	$31,928
4/30/2025	$22,328	$22,836	$22,592	$30,245	$31,711
5/31/2025	$23,221	$23,638	$23,392	$32,162	$33,707
6/30/2025	$24,082	$24,446	$24,208	$33,796	$35,421
7/31/2025	$24,536	$24,586	$24,359	$34,540	$36,216
8/31/2025	$25,146	$25,370	$25,189	$35,340	$36,950
9/30/2025	$25,961	$25,749	$25,571	$36,559	$38,299
10/31/2025	$25,882	$25,863	$25,682	$37,343	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	13.45%	15.60%	9.98%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 3000 Value Index	11.06%	14.26%	9.89%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,079,113,663
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,800,536
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$2,079,113,663
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,800,536

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.68%
Consumer Discretionary	8.48%
Consumer Staples	4.40%
Energy	6.45%
Financials	24.93%
Health Care	12.61%
Industrials	15.37%
Information Technology	11.34%
Materials	3.71%
Real Estate	3.22%
Utilities	4.25%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000155667
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class R4
Trading Symbol	LAVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$99	0.93%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 13.76%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Alphabet Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Arthur J. Gallagher & Co. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Walmart Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,020	$10,038	$10,058	$10,055	$10,030
12/31/2015	$9,795	$9,822	$9,816	$9,849	$9,872
1/31/2016	$9,245	$9,315	$9,297	$9,293	$9,382
2/29/2016	$9,178	$9,312	$9,300	$9,290	$9,369
3/31/2016	$9,753	$9,983	$9,977	$9,944	$10,005
4/30/2016	$10,036	$10,193	$10,187	$10,006	$10,043
5/31/2016	$10,211	$10,351	$10,348	$10,185	$10,224
6/30/2016	$10,211	$10,441	$10,433	$10,206	$10,250
7/31/2016	$10,487	$10,744	$10,755	$10,611	$10,628
8/31/2016	$10,587	$10,827	$10,852	$10,638	$10,643
9/30/2016	$10,603	$10,804	$10,837	$10,655	$10,645
10/31/2016	$10,437	$10,637	$10,655	$10,424	$10,451
11/30/2016	$11,115	$11,245	$11,324	$10,891	$10,838
12/31/2016	$11,335	$11,526	$11,622	$11,103	$11,052
1/31/2017	$11,414	$11,608	$11,692	$11,312	$11,262
2/28/2017	$11,713	$12,025	$12,091	$11,733	$11,709
3/31/2017	$11,510	$11,902	$11,970	$11,741	$11,723
4/30/2017	$11,554	$11,880	$11,953	$11,865	$11,843
5/31/2017	$11,590	$11,868	$11,913	$11,987	$12,010
6/30/2017	$11,765	$12,062	$12,124	$12,095	$12,085
7/31/2017	$11,871	$12,223	$12,279	$12,323	$12,333
8/31/2017	$11,792	$12,080	$12,124	$12,347	$12,371
9/30/2017	$12,135	$12,438	$12,520	$12,648	$12,626
10/31/2017	$12,258	$12,528	$12,605	$12,924	$12,921
11/30/2017	$12,653	$12,912	$12,989	$13,316	$13,317
12/31/2017	$12,812	$13,100	$13,156	$13,450	$13,465
1/31/2018	$13,398	$13,607	$13,638	$14,158	$14,236
2/28/2018	$12,722	$12,957	$12,985	$13,637	$13,711
3/31/2018	$12,494	$12,729	$12,785	$13,363	$13,363
4/30/2018	$12,454	$12,771	$12,840	$13,414	$13,414
5/31/2018	$12,484	$12,847	$12,967	$13,792	$13,737
6/30/2018	$12,424	$12,879	$13,003	$13,883	$13,822
7/31/2018	$12,961	$13,389	$13,496	$14,343	$14,336
8/31/2018	$13,160	$13,587	$13,705	$14,847	$14,803
9/30/2018	$13,209	$13,614	$13,704	$14,871	$14,887
10/31/2018	$12,504	$12,909	$12,956	$13,776	$13,870
11/30/2018	$12,892	$13,294	$13,330	$14,052	$14,153
12/31/2018	$11,727	$12,017	$12,027	$12,745	$12,875
1/31/2019	$12,544	$12,953	$12,989	$13,838	$13,906
2/28/2019	$12,925	$13,367	$13,411	$14,325	$14,353
3/31/2019	$13,001	$13,452	$13,463	$14,534	$14,632
4/30/2019	$13,480	$13,929	$13,942	$15,115	$15,224
5/31/2019	$12,424	$13,033	$13,029	$14,137	$14,257
6/30/2019	$13,295	$13,969	$13,957	$15,130	$15,262
7/31/2019	$13,524	$14,085	$14,067	$15,354	$15,481
8/31/2019	$13,066	$13,670	$13,628	$15,041	$15,236
9/30/2019	$13,545	$14,158	$14,128	$15,305	$15,521
10/31/2019	$13,567	$14,356	$14,336	$15,635	$15,857
11/30/2019	$14,049	$14,800	$14,772	$16,229	$16,432
12/31/2019	$14,388	$15,207	$15,185	$16,698	$16,928
1/31/2020	$13,988	$14,880	$14,826	$16,680	$16,922
2/29/2020	$12,657	$13,439	$13,390	$15,314	$15,529
3/31/2020	$10,515	$11,142	$11,036	$13,208	$13,611
4/30/2020	$11,713	$12,395	$12,284	$14,957	$15,356
5/31/2020	$12,246	$12,820	$12,701	$15,757	$16,087
6/30/2020	$12,270	$12,734	$12,643	$16,117	$16,407
7/31/2020	$12,718	$13,238	$13,129	$17,033	$17,332
8/31/2020	$13,311	$13,785	$13,681	$18,266	$18,578
9/30/2020	$12,790	$13,447	$13,328	$17,601	$17,872
10/31/2020	$12,706	$13,270	$13,189	$17,222	$17,397
11/30/2020	$14,300	$15,055	$15,009	$19,317	$19,301
12/31/2020	$14,779	$15,632	$15,622	$20,186	$20,043
1/31/2021	$14,706	$15,489	$15,541	$20,096	$19,841
2/28/2021	$15,481	$16,425	$16,515	$20,724	$20,388
3/31/2021	$16,318	$17,392	$17,479	$21,467	$21,281
4/30/2021	$16,982	$18,087	$18,154	$22,573	$22,416
5/31/2021	$17,302	$18,509	$18,587	$22,676	$22,573
6/30/2021	$17,142	$18,297	$18,382	$23,236	$23,100
7/31/2021	$17,351	$18,444	$18,474	$23,628	$23,649
8/31/2021	$17,905	$18,809	$18,849	$24,302	$24,368
9/30/2021	$17,401	$18,155	$18,211	$23,212	$23,234
10/31/2021	$18,397	$19,077	$19,120	$24,782	$24,862
11/30/2021	$17,964	$18,404	$18,448	$24,404	$24,690
12/31/2021	$19,059	$19,565	$19,585	$25,365	$25,797
1/31/2022	$18,504	$19,110	$19,084	$23,873	$24,462
2/28/2022	$18,366	$18,888	$18,896	$23,272	$23,729
3/31/2022	$18,587	$19,421	$19,419	$24,027	$24,610
4/30/2022	$17,354	$18,326	$18,298	$21,870	$22,464
5/31/2022	$17,686	$18,682	$18,653	$21,841	$22,505
6/30/2022	$16,079	$17,050	$17,010	$20,014	$20,648
7/31/2022	$17,090	$18,180	$18,169	$21,891	$22,552
8/31/2022	$16,786	$17,638	$17,626	$21,074	$21,632
9/30/2022	$15,427	$16,092	$16,065	$19,120	$19,640
10/31/2022	$17,146	$17,742	$17,735	$20,688	$21,230
11/30/2022	$18,082	$18,850	$18,808	$21,768	$22,416
12/31/2022	$17,264	$18,091	$18,022	$20,493	$21,125
1/31/2023	$18,082	$19,028	$19,001	$21,905	$22,452
2/28/2023	$17,673	$18,357	$18,345	$21,393	$21,904
3/31/2023	$17,278	$18,273	$18,187	$21,965	$22,708
4/30/2023	$17,600	$18,548	$18,420	$22,199	$23,063
5/31/2023	$16,957	$17,832	$17,728	$22,285	$23,163
6/30/2023	$18,111	$19,017	$18,919	$23,807	$24,693
7/31/2023	$18,914	$19,686	$19,628	$24,661	$25,487
8/31/2023	$18,491	$19,154	$19,073	$24,185	$25,081
9/30/2023	$17,687	$18,415	$18,322	$23,033	$23,885
10/31/2023	$17,293	$17,765	$17,650	$22,422	$23,383
11/30/2023	$18,683	$19,106	$18,996	$24,513	$25,518
12/31/2023	$19,523	$20,164	$20,123	$25,813	$26,678
1/31/2024	$19,685	$20,185	$20,087	$26,099	$27,126
2/29/2024	$20,805	$20,930	$20,823	$27,512	$28,574
3/31/2024	$21,954	$21,976	$21,857	$28,399	$29,494
4/30/2024	$21,026	$21,037	$20,898	$27,150	$28,289
5/31/2024	$21,718	$21,704	$21,577	$28,432	$29,692
6/30/2024	$21,644	$21,500	$21,365	$29,313	$30,757
7/31/2024	$22,661	$22,599	$22,532	$29,857	$31,132
8/31/2024	$23,177	$23,205	$23,083	$30,507	$31,887
9/30/2024	$23,295	$23,527	$23,388	$31,138	$32,568
10/31/2024	$23,339	$23,269	$23,125	$30,910	$32,272
11/30/2024	$24,804	$24,754	$24,639	$32,966	$34,167
12/31/2024	$23,530	$23,061	$22,935	$31,958	$33,352
1/31/2025	$24,836	$24,129	$23,967	$32,967	$34,281
2/28/2025	$24,505	$24,227	$24,015	$32,336	$33,834
3/31/2025	$23,530	$23,554	$23,312	$30,449	$31,928
4/30/2025	$22,870	$22,836	$22,592	$30,245	$31,711
5/31/2025	$23,798	$23,638	$23,392	$32,162	$33,707
6/30/2025	$24,678	$24,446	$24,208	$33,796	$35,421
7/31/2025	$25,150	$24,586	$24,359	$34,540	$36,216
8/31/2025	$25,779	$25,370	$25,189	$35,340	$36,950
9/30/2025	$26,629	$25,749	$25,571	$36,559	$38,299
10/31/2025	$26,550	$25,863	$25,682	$37,343	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R4 at NAV	13.76%	15.88%	10.26%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 3000 Value Index	11.06%	14.26%	9.89%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,079,113,663
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,800,536
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$2,079,113,663
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,800,536

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.68%
Consumer Discretionary	8.48%
Consumer Staples	4.40%
Energy	6.45%
Financials	24.93%
Health Care	12.61%
Industrials	15.37%
Information Technology	11.34%
Materials	3.71%
Real Estate	3.22%
Utilities	4.25%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000155668
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class R5
Trading Symbol	LAVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$73	0.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 14.01%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Alphabet Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Arthur J. Gallagher & Co. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Walmart Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,025	$10,038	$10,058	$10,055	$10,030
12/31/2015	$9,793	$9,822	$9,816	$9,849	$9,872
1/31/2016	$9,246	$9,315	$9,297	$9,293	$9,382
2/29/2016	$9,180	$9,312	$9,300	$9,290	$9,369
3/31/2016	$9,759	$9,983	$9,977	$9,944	$10,005
4/30/2016	$10,049	$10,193	$10,187	$10,006	$10,043
5/31/2016	$10,223	$10,351	$10,348	$10,185	$10,224
6/30/2016	$10,223	$10,441	$10,433	$10,206	$10,250
7/31/2016	$10,505	$10,744	$10,755	$10,611	$10,628
8/31/2016	$10,613	$10,827	$10,852	$10,638	$10,643
9/30/2016	$10,621	$10,804	$10,837	$10,655	$10,645
10/31/2016	$10,464	$10,637	$10,655	$10,424	$10,451
11/30/2016	$11,139	$11,245	$11,324	$10,891	$10,838
12/31/2016	$11,366	$11,526	$11,622	$11,103	$11,052
1/31/2017	$11,445	$11,608	$11,692	$11,312	$11,262
2/28/2017	$11,751	$12,025	$12,091	$11,733	$11,709
3/31/2017	$11,550	$11,902	$11,970	$11,741	$11,723
4/30/2017	$11,594	$11,880	$11,953	$11,865	$11,843
5/31/2017	$11,629	$11,868	$11,913	$11,987	$12,010
6/30/2017	$11,812	$12,062	$12,124	$12,095	$12,085
7/31/2017	$11,917	$12,223	$12,279	$12,323	$12,333
8/31/2017	$11,838	$12,080	$12,124	$12,347	$12,371
9/30/2017	$12,197	$12,438	$12,520	$12,648	$12,626
10/31/2017	$12,319	$12,528	$12,605	$12,924	$12,921
11/30/2017	$12,719	$12,912	$12,989	$13,316	$13,317
12/31/2017	$12,877	$13,100	$13,156	$13,450	$13,465
1/31/2018	$13,470	$13,607	$13,638	$14,158	$14,236
2/28/2018	$12,788	$12,957	$12,985	$13,637	$13,711
3/31/2018	$12,570	$12,729	$12,785	$13,363	$13,363
4/30/2018	$12,531	$12,771	$12,840	$13,414	$13,414
5/31/2018	$12,560	$12,847	$12,967	$13,792	$13,737
6/30/2018	$12,511	$12,879	$13,003	$13,883	$13,822
7/31/2018	$13,045	$13,389	$13,496	$14,343	$14,336
8/31/2018	$13,253	$13,587	$13,705	$14,847	$14,803
9/30/2018	$13,302	$13,614	$13,704	$14,871	$14,887
10/31/2018	$12,600	$12,909	$12,956	$13,776	$13,870
11/30/2018	$12,988	$13,294	$13,330	$14,052	$14,153
12/31/2018	$11,827	$12,017	$12,027	$12,745	$12,875
1/31/2019	$12,641	$12,953	$12,989	$13,838	$13,906
2/28/2019	$13,031	$13,367	$13,411	$14,325	$14,353
3/31/2019	$13,118	$13,452	$13,463	$14,534	$14,632
4/30/2019	$13,596	$13,929	$13,942	$15,115	$15,224
5/31/2019	$12,543	$13,033	$13,029	$14,137	$14,257
6/30/2019	$13,411	$13,969	$13,957	$15,130	$15,262
7/31/2019	$13,650	$14,085	$14,067	$15,354	$15,481
8/31/2019	$13,194	$13,670	$13,628	$15,041	$15,236
9/30/2019	$13,672	$14,158	$14,128	$15,305	$15,521
10/31/2019	$13,704	$14,356	$14,336	$15,635	$15,857
11/30/2019	$14,199	$14,800	$14,772	$16,229	$16,432
12/31/2019	$14,537	$15,207	$15,185	$16,698	$16,928
1/31/2020	$14,139	$14,880	$14,826	$16,680	$16,922
2/29/2020	$12,799	$13,439	$13,390	$15,314	$15,529
3/31/2020	$10,637	$11,142	$11,036	$13,208	$13,611
4/30/2020	$11,845	$12,395	$12,284	$14,957	$15,356
5/31/2020	$12,388	$12,820	$12,701	$15,757	$16,087
6/30/2020	$12,412	$12,734	$12,643	$16,117	$16,407
7/31/2020	$12,871	$13,238	$13,129	$17,033	$17,332
8/31/2020	$13,475	$13,785	$13,681	$18,266	$18,578
9/30/2020	$12,956	$13,447	$13,328	$17,601	$17,872
10/31/2020	$12,871	$13,270	$13,189	$17,222	$17,397
11/30/2020	$14,485	$15,055	$15,009	$19,317	$19,301
12/31/2020	$14,978	$15,632	$15,622	$20,186	$20,043
1/31/2021	$14,904	$15,489	$15,541	$20,096	$19,841
2/28/2021	$15,692	$16,425	$16,515	$20,724	$20,388
3/31/2021	$16,542	$17,392	$17,479	$21,467	$21,281
4/30/2021	$17,219	$18,087	$18,154	$22,573	$22,416
5/31/2021	$17,552	$18,509	$18,587	$22,676	$22,573
6/30/2021	$17,392	$18,297	$18,382	$23,236	$23,100
7/31/2021	$17,601	$18,444	$18,474	$23,628	$23,649
8/31/2021	$18,168	$18,809	$18,849	$24,302	$24,368
9/30/2021	$17,663	$18,155	$18,211	$23,212	$23,234
10/31/2021	$18,685	$19,077	$19,120	$24,782	$24,862
11/30/2021	$18,250	$18,404	$18,448	$24,404	$24,690
12/31/2021	$19,361	$19,565	$19,585	$25,365	$25,797
1/31/2022	$18,791	$19,110	$19,084	$23,873	$24,462
2/28/2022	$18,666	$18,888	$18,896	$23,272	$23,729
3/31/2022	$18,902	$19,421	$19,419	$24,027	$24,610
4/30/2022	$17,638	$18,326	$18,298	$21,870	$22,464
5/31/2022	$17,986	$18,682	$18,653	$21,841	$22,505
6/30/2022	$16,361	$17,050	$17,010	$20,014	$20,648
7/31/2022	$17,388	$18,180	$18,169	$21,891	$22,552
8/31/2022	$17,083	$17,638	$17,626	$21,074	$21,632
9/30/2022	$15,708	$16,092	$16,065	$19,120	$19,640
10/31/2022	$17,444	$17,742	$17,735	$20,688	$21,230
11/30/2022	$18,411	$18,850	$18,808	$21,768	$22,416
12/31/2022	$17,576	$18,091	$18,022	$20,493	$21,125
1/31/2023	$18,411	$19,028	$19,001	$21,905	$22,452
2/28/2023	$18,001	$18,357	$18,345	$21,393	$21,904
3/31/2023	$17,605	$18,273	$18,187	$21,965	$22,708
4/30/2023	$17,927	$18,548	$18,420	$22,199	$23,063
5/31/2023	$17,282	$17,832	$17,728	$22,285	$23,163
6/30/2023	$18,470	$19,017	$18,919	$23,807	$24,693
7/31/2023	$19,291	$19,686	$19,628	$24,661	$25,487
8/31/2023	$18,866	$19,154	$19,073	$24,185	$25,081
9/30/2023	$18,045	$18,415	$18,322	$23,033	$23,885
10/31/2023	$17,649	$17,765	$17,650	$22,422	$23,383
11/30/2023	$19,063	$19,106	$18,996	$24,513	$25,518
12/31/2023	$19,923	$20,164	$20,123	$25,813	$26,678
1/31/2024	$20,101	$20,185	$20,087	$26,099	$27,126
2/29/2024	$21,257	$20,930	$20,823	$27,512	$28,574
3/31/2024	$22,414	$21,976	$21,857	$28,399	$29,494
4/30/2024	$21,480	$21,037	$20,898	$27,150	$28,289
5/31/2024	$22,191	$21,704	$21,577	$28,432	$29,692
6/30/2024	$22,132	$21,500	$21,365	$29,313	$30,757
7/31/2024	$23,170	$22,599	$22,532	$29,857	$31,132
8/31/2024	$23,688	$23,205	$23,083	$30,507	$31,887
9/30/2024	$23,822	$23,527	$23,388	$31,138	$32,568
10/31/2024	$23,881	$23,269	$23,125	$30,910	$32,272
11/30/2024	$25,375	$24,754	$24,639	$32,966	$34,167
12/31/2024	$24,076	$23,061	$22,935	$31,958	$33,352
1/31/2025	$25,422	$24,129	$23,967	$32,967	$34,281
2/28/2025	$25,074	$24,227	$24,015	$32,336	$33,834
3/31/2025	$24,092	$23,554	$23,312	$30,449	$31,928
4/30/2025	$23,426	$22,836	$22,592	$30,245	$31,711
5/31/2025	$24,377	$23,638	$23,392	$32,162	$33,707
6/30/2025	$25,280	$24,446	$24,208	$33,796	$35,421
7/31/2025	$25,771	$24,586	$24,359	$34,540	$36,216
8/31/2025	$26,420	$25,370	$25,189	$35,340	$36,950
9/30/2025	$27,291	$25,749	$25,571	$36,559	$38,299
10/31/2025	$27,228	$25,863	$25,682	$37,343	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R5 at NAV	14.01%	16.17%	10.54%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 3000 Value Index	11.06%	14.26%	9.89%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,079,113,663
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,800,536
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$2,079,113,663
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,800,536

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.68%
Consumer Discretionary	8.48%
Consumer Staples	4.40%
Energy	6.45%
Financials	24.93%
Health Care	12.61%
Industrials	15.37%
Information Technology	11.34%
Materials	3.71%
Real Estate	3.22%
Utilities	4.25%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000155669
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class R6
Trading Symbol	LAVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 14.00%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Alphabet Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Arthur J. Gallagher & Co. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Walmart Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,026	$10,038	$10,058	$10,055	$10,030
12/31/2015	$9,802	$9,822	$9,816	$9,849	$9,872
1/31/2016	$9,255	$9,315	$9,297	$9,293	$9,382
2/29/2016	$9,189	$9,312	$9,300	$9,290	$9,369
3/31/2016	$9,769	$9,983	$9,977	$9,944	$10,005
4/30/2016	$10,059	$10,193	$10,187	$10,006	$10,043
5/31/2016	$10,241	$10,351	$10,348	$10,185	$10,224
6/30/2016	$10,241	$10,441	$10,433	$10,206	$10,250
7/31/2016	$10,514	$10,744	$10,755	$10,611	$10,628
8/31/2016	$10,622	$10,827	$10,852	$10,638	$10,643
9/30/2016	$10,639	$10,804	$10,837	$10,655	$10,645
10/31/2016	$10,473	$10,637	$10,655	$10,424	$10,451
11/30/2016	$11,158	$11,245	$11,324	$10,891	$10,838
12/31/2016	$11,385	$11,526	$11,622	$11,103	$11,052
1/31/2017	$11,464	$11,608	$11,692	$11,312	$11,262
2/28/2017	$11,770	$12,025	$12,091	$11,733	$11,709
3/31/2017	$11,577	$11,902	$11,970	$11,741	$11,723
4/30/2017	$11,621	$11,880	$11,953	$11,865	$11,843
5/31/2017	$11,656	$11,868	$11,913	$11,987	$12,010
6/30/2017	$11,840	$12,062	$12,124	$12,095	$12,085
7/31/2017	$11,945	$12,223	$12,279	$12,323	$12,333
8/31/2017	$11,866	$12,080	$12,124	$12,347	$12,371
9/30/2017	$12,224	$12,438	$12,520	$12,648	$12,626
10/31/2017	$12,355	$12,528	$12,605	$12,924	$12,921
11/30/2017	$12,746	$12,912	$12,989	$13,316	$13,317
12/31/2017	$12,914	$13,100	$13,156	$13,450	$13,465
1/31/2018	$13,517	$13,607	$13,638	$14,158	$14,236
2/28/2018	$12,835	$12,957	$12,985	$13,637	$13,711
3/31/2018	$12,607	$12,729	$12,785	$13,363	$13,363
4/30/2018	$12,578	$12,771	$12,840	$13,414	$13,414
5/31/2018	$12,607	$12,847	$12,967	$13,792	$13,737
6/30/2018	$12,548	$12,879	$13,003	$13,883	$13,822
7/31/2018	$13,092	$13,389	$13,496	$14,343	$14,336
8/31/2018	$13,299	$13,587	$13,705	$14,847	$14,803
9/30/2018	$13,349	$13,614	$13,704	$14,871	$14,887
10/31/2018	$12,647	$12,909	$12,956	$13,776	$13,870
11/30/2018	$13,037	$13,294	$13,330	$14,052	$14,153
12/31/2018	$11,865	$12,017	$12,027	$12,745	$12,875
1/31/2019	$12,690	$12,953	$12,989	$13,838	$13,906
2/28/2019	$13,080	$13,367	$13,411	$14,325	$14,353
3/31/2019	$13,167	$13,452	$13,463	$14,534	$14,632
4/30/2019	$13,655	$13,929	$13,942	$15,115	$15,224
5/31/2019	$12,592	$13,033	$13,029	$14,137	$14,257
6/30/2019	$13,470	$13,969	$13,957	$15,130	$15,262
7/31/2019	$13,709	$14,085	$14,067	$15,354	$15,481
8/31/2019	$13,254	$13,670	$13,628	$15,041	$15,236
9/30/2019	$13,731	$14,158	$14,128	$15,305	$15,521
10/31/2019	$13,763	$14,356	$14,336	$15,635	$15,857
11/30/2019	$14,260	$14,800	$14,772	$16,229	$16,432
12/31/2019	$14,610	$15,207	$15,185	$16,698	$16,928
1/31/2020	$14,200	$14,880	$14,826	$16,680	$16,922
2/29/2020	$12,861	$13,439	$13,390	$15,314	$15,529
3/31/2020	$10,689	$11,142	$11,036	$13,208	$13,611
4/30/2020	$11,896	$12,395	$12,284	$14,957	$15,356
5/31/2020	$12,439	$12,820	$12,701	$15,757	$16,087
6/30/2020	$12,463	$12,734	$12,643	$16,117	$16,407
7/31/2020	$12,933	$13,238	$13,129	$17,033	$17,332
8/31/2020	$13,536	$13,785	$13,681	$18,266	$18,578
9/30/2020	$13,018	$13,447	$13,328	$17,601	$17,872
10/31/2020	$12,933	$13,270	$13,189	$17,222	$17,397
11/30/2020	$14,548	$15,055	$15,009	$19,317	$19,301
12/31/2020	$15,052	$15,632	$15,622	$20,186	$20,043
1/31/2021	$14,978	$15,489	$15,541	$20,096	$19,841
2/28/2021	$15,766	$16,425	$16,515	$20,724	$20,388
3/31/2021	$16,628	$17,392	$17,479	$21,467	$21,281
4/30/2021	$17,304	$18,087	$18,154	$22,573	$22,416
5/31/2021	$17,649	$18,509	$18,587	$22,676	$22,573
6/30/2021	$17,489	$18,297	$18,382	$23,236	$23,100
7/31/2021	$17,698	$18,444	$18,474	$23,628	$23,649
8/31/2021	$18,264	$18,809	$18,849	$24,302	$24,368
9/30/2021	$17,760	$18,155	$18,211	$23,212	$23,234
10/31/2021	$18,794	$19,077	$19,120	$24,782	$24,862
11/30/2021	$18,349	$18,404	$18,448	$24,404	$24,690
12/31/2021	$19,472	$19,565	$19,585	$25,365	$25,797
1/31/2022	$18,903	$19,110	$19,084	$23,873	$24,462
2/28/2022	$18,779	$18,888	$18,896	$23,272	$23,729
3/31/2022	$19,014	$19,421	$19,419	$24,027	$24,610
4/30/2022	$17,752	$18,326	$18,298	$21,870	$22,464
5/31/2022	$18,099	$18,682	$18,653	$21,841	$22,505
6/30/2022	$16,462	$17,050	$17,010	$20,014	$20,648
7/31/2022	$17,503	$18,180	$18,169	$21,891	$22,552
8/31/2022	$17,184	$17,638	$17,626	$21,074	$21,632
9/30/2022	$15,811	$16,092	$16,065	$19,120	$19,640
10/31/2022	$17,558	$17,742	$17,735	$20,688	$21,230
11/30/2022	$18,541	$18,850	$18,808	$21,768	$22,416
12/31/2022	$17,692	$18,091	$18,022	$20,493	$21,125
1/31/2023	$18,541	$19,028	$19,001	$21,905	$22,452
2/28/2023	$18,131	$18,357	$18,345	$21,393	$21,904
3/31/2023	$17,736	$18,273	$18,187	$21,965	$22,708
4/30/2023	$18,058	$18,548	$18,420	$22,199	$23,063
5/31/2023	$17,399	$17,832	$17,728	$22,285	$23,163
6/30/2023	$18,599	$19,017	$18,919	$23,807	$24,693
7/31/2023	$19,419	$19,686	$19,628	$24,661	$25,487
8/31/2023	$18,994	$19,154	$19,073	$24,185	$25,081
9/30/2023	$18,175	$18,415	$18,322	$23,033	$23,885
10/31/2023	$17,780	$17,765	$17,650	$22,422	$23,383
11/30/2023	$19,208	$19,106	$18,996	$24,513	$25,518
12/31/2023	$20,082	$20,164	$20,123	$25,813	$26,678
1/31/2024	$20,259	$20,185	$20,087	$26,099	$27,126
2/29/2024	$21,413	$20,930	$20,823	$27,512	$28,574
3/31/2024	$22,597	$21,976	$21,857	$28,399	$29,494
4/30/2024	$21,635	$21,037	$20,898	$27,150	$28,289
5/31/2024	$22,361	$21,704	$21,577	$28,432	$29,692
6/30/2024	$22,301	$21,500	$21,365	$29,313	$30,757
7/31/2024	$23,352	$22,599	$22,532	$29,857	$31,132
8/31/2024	$23,885	$23,205	$23,083	$30,507	$31,887
9/30/2024	$24,018	$23,527	$23,388	$31,138	$32,568
10/31/2024	$24,077	$23,269	$23,125	$30,910	$32,272
11/30/2024	$25,583	$24,754	$24,639	$32,966	$34,167
12/31/2024	$24,271	$23,061	$22,935	$31,958	$33,352
1/31/2025	$25,630	$24,129	$23,967	$32,967	$34,281
2/28/2025	$25,283	$24,227	$24,015	$32,336	$33,834
3/31/2025	$24,303	$23,554	$23,312	$30,449	$31,928
4/30/2025	$23,624	$22,836	$22,592	$30,245	$31,711
5/31/2025	$24,587	$23,638	$23,392	$32,162	$33,707
6/30/2025	$25,488	$24,446	$24,208	$33,796	$35,421
7/31/2025	$25,994	$24,586	$24,359	$34,540	$36,216
8/31/2025	$26,642	$25,370	$25,189	$35,340	$36,950
9/30/2025	$27,527	$25,749	$25,571	$36,559	$38,299
10/31/2025	$27,448	$25,863	$25,682	$37,343	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6 at NAV	14.00%	16.24%	10.62%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 3000 Value Index	11.06%	14.26%	9.89%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,079,113,663
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,800,536
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$2,079,113,663
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,800,536

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.68%
Consumer Discretionary	8.48%
Consumer Staples	4.40%
Energy	6.45%
Financials	24.93%
Health Care	12.61%
Industrials	15.37%
Information Technology	11.34%
Materials	3.71%
Real Estate	3.22%
Utilities	4.25%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000101588
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class A
Trading Symbol	LGLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	0.89%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 37.08%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to AppLovin Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Insmed, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Although security selection within the Financials sector was a net contributor to relative performance over the period, an overweight allocation to Affirm Holdings, Inc. detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2015	$9,424	$10,000	$10,000	$10,000
11/30/2015	$9,438	$10,028	$10,053	$10,030
12/31/2015	$9,363	$9,881	$9,880	$9,872
1/31/2016	$8,760	$9,329	$9,290	$9,382
2/29/2016	$8,539	$9,325	$9,282	$9,369
3/31/2016	$8,997	$9,954	$9,914	$10,005
4/30/2016	$8,901	$9,863	$9,836	$10,043
5/31/2016	$9,109	$10,055	$10,033	$10,224
6/30/2016	$9,055	$10,015	$9,993	$10,250
7/31/2016	$9,501	$10,488	$10,478	$10,628
8/31/2016	$9,463	$10,436	$10,438	$10,643
9/30/2016	$9,601	$10,474	$10,485	$10,645
10/31/2016	$9,334	$10,228	$10,208	$10,451
11/30/2016	$9,447	$10,451	$10,480	$10,838
12/31/2016	$9,417	$10,580	$10,611	$11,052
1/31/2017	$9,767	$10,937	$10,954	$11,262
2/28/2017	$10,067	$11,391	$11,395	$11,709
3/31/2017	$10,171	$11,523	$11,527	$11,723
4/30/2017	$10,400	$11,786	$11,787	$11,843
5/31/2017	$10,870	$12,093	$12,063	$12,010
6/30/2017	$10,791	$12,061	$12,063	$12,085
7/31/2017	$11,166	$12,381	$12,367	$12,333
8/31/2017	$11,366	$12,608	$12,575	$12,371
9/30/2017	$11,495	$12,772	$12,778	$12,626
10/31/2017	$12,061	$13,267	$13,250	$12,921
11/30/2017	$12,350	$13,670	$13,651	$13,317
12/31/2017	$12,355	$13,777	$13,750	$13,465
1/31/2018	$13,309	$14,752	$14,690	$14,236
2/28/2018	$13,180	$14,366	$14,302	$13,711
3/31/2018	$12,923	$13,972	$13,954	$13,363
4/30/2018	$12,994	$14,020	$14,000	$13,414
5/31/2018	$13,797	$14,635	$14,635	$13,737
6/30/2018	$13,814	$14,776	$14,774	$13,822
7/31/2018	$13,876	$15,210	$15,193	$14,336
8/31/2018	$15,123	$16,041	$16,033	$14,803
9/30/2018	$15,336	$16,131	$16,086	$14,887
10/31/2018	$13,229	$14,688	$14,601	$13,870
11/30/2018	$13,330	$14,844	$14,762	$14,153
12/31/2018	$12,237	$13,568	$13,459	$12,875
1/31/2019	$13,506	$14,788	$14,694	$13,906
2/28/2019	$14,418	$15,317	$15,251	$14,353
3/31/2019	$14,781	$15,753	$15,636	$14,632
4/30/2019	$15,303	$16,464	$16,326	$15,224
5/31/2019	$14,706	$15,424	$15,282	$14,257
6/30/2019	$15,714	$16,484	$16,340	$15,262
7/31/2019	$16,194	$16,856	$16,695	$15,481
8/31/2019	$16,013	$16,727	$16,528	$15,236
9/30/2019	$14,775	$16,729	$16,521	$15,521
10/31/2019	$15,255	$17,200	$16,987	$15,857
11/30/2019	$16,154	$17,963	$17,756	$16,432
12/31/2019	$16,490	$18,505	$18,283	$16,928
1/31/2020	$17,144	$18,919	$18,652	$16,922
2/29/2020	$16,420	$17,631	$17,377	$15,529
3/31/2020	$14,880	$15,896	$15,568	$13,611
4/30/2020	$17,231	$18,248	$17,872	$15,356
5/31/2020	$19,199	$19,474	$19,100	$16,087
6/30/2020	$20,849	$20,322	$19,926	$16,407
7/31/2020	$22,656	$21,885	$21,410	$17,332
8/31/2020	$24,908	$24,143	$23,566	$18,578
9/30/2020	$24,781	$23,007	$22,488	$17,872
10/31/2020	$24,462	$22,226	$21,777	$17,397
11/30/2020	$27,396	$24,502	$24,101	$19,301
12/31/2020	$29,193	$25,629	$25,279	$20,043
1/31/2021	$29,219	$25,439	$25,183	$19,841
2/28/2021	$29,564	$25,433	$25,235	$20,388
3/31/2021	$28,061	$25,870	$25,580	$21,281
4/30/2021	$29,596	$27,630	$27,240	$22,416
5/31/2021	$28,349	$27,248	$26,836	$22,573
6/30/2021	$29,890	$28,958	$28,491	$23,100
7/31/2021	$30,965	$29,912	$29,296	$23,649
8/31/2021	$32,058	$31,030	$30,355	$24,368
9/30/2021	$30,332	$29,293	$28,689	$23,234
10/31/2021	$33,702	$31,830	$31,100	$24,862
11/30/2021	$33,428	$32,024	$31,185	$24,690
12/31/2021	$31,723	$32,701	$31,813	$25,797
1/31/2022	$27,760	$29,895	$28,993	$24,462
2/28/2022	$26,868	$28,625	$27,837	$23,729
3/31/2022	$27,571	$29,745	$28,870	$24,610
4/30/2022	$23,774	$26,153	$25,380	$22,464
5/31/2022	$22,819	$25,545	$24,796	$22,505
6/30/2022	$21,106	$23,521	$22,857	$20,648
7/31/2022	$23,332	$26,344	$25,590	$22,552
8/31/2022	$22,456	$25,117	$24,453	$21,632
9/30/2022	$20,372	$22,675	$22,087	$19,640
10/31/2022	$20,877	$24,001	$23,427	$21,230
11/30/2022	$21,193	$25,094	$24,451	$22,416
12/31/2022	$19,394	$23,173	$22,598	$21,125
1/31/2023	$20,704	$25,105	$24,504	$22,452
2/28/2023	$20,096	$24,807	$24,215	$21,904
3/31/2023	$21,319	$26,502	$25,728	$22,708
4/30/2023	$20,980	$26,764	$25,950	$23,063
5/31/2023	$22,109	$27,984	$27,066	$23,163
6/30/2023	$23,703	$29,897	$28,937	$24,693
7/31/2023	$24,587	$30,904	$29,932	$25,487
8/31/2023	$24,256	$30,627	$29,596	$25,081
9/30/2023	$22,582	$28,961	$27,969	$23,885
10/31/2023	$21,840	$28,549	$27,484	$23,383
11/30/2023	$24,832	$31,661	$30,458	$25,518
12/31/2023	$25,787	$33,063	$31,911	$26,678
1/31/2024	$27,271	$33,888	$32,617	$27,126
2/29/2024	$29,781	$36,200	$34,862	$28,574
3/31/2024	$30,349	$36,837	$35,493	$29,494
4/30/2024	$28,557	$35,275	$33,929	$28,289
5/31/2024	$30,049	$37,386	$35,950	$29,692
6/30/2024	$32,038	$39,907	$38,260	$30,757
7/31/2024	$30,554	$39,229	$37,775	$31,132
8/31/2024	$31,707	$40,046	$38,504	$31,887
9/30/2024	$32,891	$41,180	$39,568	$32,568
10/31/2024	$33,720	$41,044	$39,419	$32,272
11/30/2024	$37,777	$43,706	$42,080	$34,167
12/31/2024	$37,287	$44,092	$42,268	$33,352
1/31/2025	$39,040	$44,964	$43,126	$34,281
2/28/2025	$36,356	$43,349	$41,516	$33,834
3/31/2025	$32,196	$39,683	$38,020	$31,928
4/30/2025	$33,688	$40,359	$38,630	$31,711
5/31/2025	$37,224	$43,970	$42,045	$33,707
6/30/2025	$40,460	$46,818	$44,759	$35,421
7/31/2025	$41,921	$48,586	$46,409	$36,216
8/31/2025	$42,789	$49,129	$47,020	$36,950
9/30/2025	$44,865	$51,733	$49,489	$38,299
10/31/2025	$46,222	$53,644	$51,308	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	37.08%	13.57%	17.24%
Class A with sales charge	29.19%	12.23%	16.54%
Russell 1000 Growth Index	30.70%	19.27%	18.29%
Russell 3000 Growth Index	30.16%	18.70%	17.77%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,334,984,395
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 36,989,631
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$8,334,984,395
# of Portfolio Holdings	50
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$36,989,631

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	14.21%
Consumer Discretionary	14.36%
Financials	5.39%
Health Care	6.51%
Industrials	10.94%
Information Technology	46.65%
Repurchase Agreements	1.94%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000101589
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class C
Trading Symbol	LGLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.64%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 36.01%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to AppLovin Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Insmed, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Although security selection within the Financials sector was a net contributor to relative performance over the period, an overweight allocation to Affirm Holdings, Inc. detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,006	$10,028	$10,053	$10,030
12/31/2015	$9,920	$9,881	$9,880	$9,872
1/31/2016	$9,276	$9,329	$9,290	$9,382
2/29/2016	$9,039	$9,325	$9,282	$9,369
3/31/2016	$9,514	$9,954	$9,914	$10,005
4/30/2016	$9,409	$9,863	$9,836	$10,043
5/31/2016	$9,628	$10,055	$10,033	$10,224
6/30/2016	$9,559	$10,015	$9,993	$10,250
7/31/2016	$10,025	$10,488	$10,478	$10,628
8/31/2016	$9,979	$10,436	$10,438	$10,643
9/30/2016	$10,121	$10,474	$10,485	$10,645
10/31/2016	$9,828	$10,228	$10,208	$10,451
11/30/2016	$9,943	$10,451	$10,480	$10,838
12/31/2016	$9,906	$10,580	$10,611	$11,052
1/31/2017	$10,267	$10,937	$10,954	$11,262
2/28/2017	$10,577	$11,391	$11,395	$11,709
3/31/2017	$10,677	$11,523	$11,527	$11,723
4/30/2017	$10,914	$11,786	$11,787	$11,843
5/31/2017	$11,398	$12,093	$12,063	$12,010
6/30/2017	$11,311	$12,061	$12,063	$12,085
7/31/2017	$11,699	$12,381	$12,367	$12,333
8/31/2017	$11,895	$12,608	$12,575	$12,371
9/30/2017	$12,023	$12,772	$12,778	$12,626
10/31/2017	$12,607	$13,267	$13,250	$12,921
11/30/2017	$12,901	$13,670	$13,651	$13,317
12/31/2017	$12,901	$13,777	$13,750	$13,465
1/31/2018	$13,886	$14,752	$14,690	$14,236
2/28/2018	$13,745	$14,366	$14,302	$13,711
3/31/2018	$13,467	$13,972	$13,954	$13,363
4/30/2018	$13,535	$14,020	$14,000	$13,414
5/31/2018	$14,364	$14,635	$14,635	$13,737
6/30/2018	$14,374	$14,776	$14,774	$13,822
7/31/2018	$14,428	$15,210	$15,193	$14,336
8/31/2018	$15,711	$16,041	$16,033	$14,803
9/30/2018	$15,925	$16,131	$16,086	$14,887
10/31/2018	$13,725	$14,688	$14,601	$13,870
11/30/2018	$13,822	$14,844	$14,762	$14,153
12/31/2018	$12,683	$13,568	$13,459	$12,875
1/31/2019	$13,988	$14,788	$14,694	$13,906
2/28/2019	$14,926	$15,317	$15,251	$14,353
3/31/2019	$15,288	$15,753	$15,636	$14,632
4/30/2019	$15,822	$16,464	$16,326	$15,224
5/31/2019	$15,193	$15,424	$15,282	$14,257
6/30/2019	$16,220	$16,484	$16,340	$15,262
7/31/2019	$16,712	$16,856	$16,695	$15,481
8/31/2019	$16,516	$16,727	$16,528	$15,236
9/30/2019	$15,229	$16,729	$16,521	$15,521
10/31/2019	$15,709	$17,200	$16,987	$15,857
11/30/2019	$16,626	$17,963	$17,756	$16,432
12/31/2019	$16,963	$18,505	$18,283	$16,928
1/31/2020	$17,625	$18,919	$18,652	$16,922
2/29/2020	$16,873	$17,631	$17,377	$15,529
3/31/2020	$15,276	$15,896	$15,568	$13,611
4/30/2020	$17,677	$18,248	$17,872	$15,356
5/31/2020	$19,689	$19,474	$19,100	$16,087
6/30/2020	$21,363	$20,322	$19,926	$16,407
7/31/2020	$23,206	$21,885	$21,410	$17,332
8/31/2020	$25,491	$24,143	$23,566	$18,578
9/30/2020	$25,348	$23,007	$22,488	$17,872
10/31/2020	$25,004	$22,226	$21,777	$17,397
11/30/2020	$27,987	$24,502	$24,101	$19,301
12/31/2020	$29,805	$25,629	$25,279	$20,043
1/31/2021	$29,812	$25,439	$25,183	$19,841
2/28/2021	$30,145	$25,433	$25,235	$20,388
3/31/2021	$28,596	$25,870	$25,580	$21,281
4/30/2021	$30,138	$27,630	$27,240	$22,416
5/31/2021	$28,856	$27,248	$26,836	$22,573
6/30/2021	$30,399	$28,958	$28,491	$23,100
7/31/2021	$31,470	$29,912	$29,296	$23,649
8/31/2021	$32,571	$31,030	$30,355	$24,368
9/30/2021	$30,790	$29,293	$28,689	$23,234
10/31/2021	$34,193	$31,830	$31,100	$24,862
11/30/2021	$33,896	$32,024	$31,185	$24,690
12/31/2021	$32,151	$32,701	$31,813	$25,797
1/31/2022	$28,108	$29,895	$28,993	$24,462
2/28/2022	$27,189	$28,625	$27,837	$23,729
3/31/2022	$27,887	$29,745	$28,870	$24,610
4/30/2022	$24,028	$26,153	$25,380	$22,464
5/31/2022	$23,054	$25,545	$24,796	$22,505
6/30/2022	$21,308	$23,521	$22,857	$20,648
7/31/2022	$23,541	$26,344	$25,590	$22,552
8/31/2022	$22,641	$25,117	$24,453	$21,632
9/30/2022	$20,527	$22,675	$22,087	$19,640
10/31/2022	$21,023	$24,001	$23,427	$21,230
11/30/2022	$21,327	$25,094	$24,451	$22,416
12/31/2022	$19,507	$23,173	$22,598	$21,125
1/31/2023	$20,803	$25,105	$24,504	$22,452
2/28/2023	$20,187	$24,807	$24,215	$21,904
3/31/2023	$21,400	$26,502	$25,728	$22,708
4/30/2023	$21,042	$26,764	$25,950	$23,063
5/31/2023	$22,163	$27,984	$27,066	$23,163
6/30/2023	$23,743	$29,897	$28,937	$24,693
7/31/2023	$24,616	$30,904	$29,932	$25,487
8/31/2023	$24,267	$30,627	$29,596	$25,081
9/30/2023	$22,585	$28,961	$27,969	$23,885
10/31/2023	$21,832	$28,549	$27,484	$23,383
11/30/2023	$24,809	$31,661	$30,458	$25,518
12/31/2023	$25,737	$33,063	$31,911	$26,678
1/31/2024	$27,198	$33,888	$32,617	$27,126
2/29/2024	$29,688	$36,200	$34,862	$28,574
3/31/2024	$30,230	$36,837	$35,493	$29,494
4/30/2024	$28,439	$35,275	$33,929	$28,289
5/31/2024	$29,899	$37,386	$35,950	$29,692
6/30/2024	$31,857	$39,907	$38,260	$30,757
7/31/2024	$30,368	$39,229	$37,775	$31,132
8/31/2024	$31,489	$40,046	$38,504	$31,887
9/30/2024	$32,647	$41,180	$39,568	$32,568
10/31/2024	$33,455	$41,044	$39,419	$32,272
11/30/2024	$37,452	$43,706	$42,080	$34,167
12/31/2024	$36,938	$44,092	$42,268	$33,352
1/31/2025	$38,656	$44,964	$43,126	$34,281
2/28/2025	$35,973	$43,349	$41,516	$33,834
3/31/2025	$31,838	$39,683	$38,020	$31,928
4/30/2025	$33,299	$40,359	$38,630	$31,711
5/31/2025	$36,763	$43,970	$42,045	$33,707
6/30/2025	$39,943	$46,818	$44,759	$35,421
7/31/2025	$41,348	$48,586	$46,409	$36,216
8/31/2025	$42,185	$49,129	$47,020	$36,950
9/30/2025	$44,197	$51,733	$49,489	$38,299
10/31/2025	$45,502	$53,644	$51,308	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	36.01%	12.72%	16.36%
Class C with sales charge	35.01%	12.72%	16.36%
Russell 1000 Growth Index	30.70%	19.27%	18.29%
Russell 3000 Growth Index	30.16%	18.70%	17.77%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,334,984,395
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 36,989,631
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$8,334,984,395
# of Portfolio Holdings	50
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$36,989,631

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	14.21%
Consumer Discretionary	14.36%
Financials	5.39%
Health Care	6.51%
Industrials	10.94%
Information Technology	46.65%
Repurchase Agreements	1.94%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000101590
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class F
Trading Symbol	LGLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$76	0.64%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 37.41%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to AppLovin Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Insmed, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Although security selection within the Financials sector was a net contributor to relative performance over the period, an overweight allocation to Affirm Holdings, Inc. detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,015	$10,028	$10,053	$10,030
12/31/2015	$9,940	$9,881	$9,880	$9,872
1/31/2016	$9,299	$9,329	$9,290	$9,382
2/29/2016	$9,066	$9,325	$9,282	$9,369
3/31/2016	$9,549	$9,954	$9,914	$10,005
4/30/2016	$9,453	$9,863	$9,836	$10,043
5/31/2016	$9,677	$10,055	$10,033	$10,224
6/30/2016	$9,620	$10,015	$9,993	$10,250
7/31/2016	$10,094	$10,488	$10,478	$10,628
8/31/2016	$10,054	$10,436	$10,438	$10,643
9/30/2016	$10,203	$10,474	$10,485	$10,645
10/31/2016	$9,918	$10,228	$10,208	$10,451
11/30/2016	$10,041	$10,451	$10,480	$10,838
12/31/2016	$10,010	$10,580	$10,611	$11,052
1/31/2017	$10,383	$10,937	$10,954	$11,262
2/28/2017	$10,704	$11,391	$11,395	$11,709
3/31/2017	$10,814	$11,523	$11,527	$11,723
4/30/2017	$11,064	$11,786	$11,787	$11,843
5/31/2017	$11,564	$12,093	$12,063	$12,010
6/30/2017	$11,485	$12,061	$12,063	$12,085
7/31/2017	$11,889	$12,381	$12,367	$12,333
8/31/2017	$12,100	$12,608	$12,575	$12,371
9/30/2017	$12,241	$12,772	$12,778	$12,626
10/31/2017	$12,847	$13,267	$13,250	$12,921
11/30/2017	$13,156	$13,670	$13,651	$13,317
12/31/2017	$13,165	$13,777	$13,750	$13,465
1/31/2018	$14,185	$14,752	$14,690	$14,236
2/28/2018	$14,049	$14,366	$14,302	$13,711
3/31/2018	$13,778	$13,972	$13,954	$13,363
4/30/2018	$13,857	$14,020	$14,000	$13,414
5/31/2018	$14,717	$14,635	$14,635	$13,737
6/30/2018	$14,741	$14,776	$14,774	$13,822
7/31/2018	$14,811	$15,210	$15,193	$14,336
8/31/2018	$16,139	$16,041	$16,033	$14,803
9/30/2018	$16,373	$16,131	$16,086	$14,887
10/31/2018	$14,124	$14,688	$14,601	$13,870
11/30/2018	$14,235	$14,844	$14,762	$14,153
12/31/2018	$13,075	$13,568	$13,459	$12,875
1/31/2019	$14,432	$14,788	$14,694	$13,906
2/28/2019	$15,412	$15,317	$15,251	$14,353
3/31/2019	$15,799	$15,753	$15,636	$14,632
4/30/2019	$16,360	$16,464	$16,326	$15,224
5/31/2019	$15,726	$15,424	$15,282	$14,257
6/30/2019	$16,802	$16,484	$16,340	$15,262
7/31/2019	$17,323	$16,856	$16,695	$15,481
8/31/2019	$17,139	$16,727	$16,528	$15,236
9/30/2019	$15,810	$16,729	$16,521	$15,521
10/31/2019	$16,331	$17,200	$16,987	$15,857
11/30/2019	$17,292	$17,963	$17,756	$16,432
12/31/2019	$17,663	$18,505	$18,283	$16,928
1/31/2020	$18,362	$18,919	$18,652	$16,922
2/29/2020	$17,590	$17,631	$17,377	$15,529
3/31/2020	$15,944	$15,896	$15,568	$13,611
4/30/2020	$18,465	$18,248	$17,872	$15,356
5/31/2020	$20,580	$19,474	$19,100	$16,087
6/30/2020	$22,354	$20,322	$19,926	$16,407
7/31/2020	$24,298	$21,885	$21,410	$17,332
8/31/2020	$26,716	$24,143	$23,566	$18,578
9/30/2020	$26,589	$23,007	$22,488	$17,872
10/31/2020	$26,249	$22,226	$21,777	$17,397
11/30/2020	$29,407	$24,502	$24,101	$19,301
12/31/2020	$31,342	$25,629	$25,279	$20,043
1/31/2021	$31,375	$25,439	$25,183	$19,841
2/28/2021	$31,750	$25,433	$25,235	$20,388
3/31/2021	$30,150	$25,870	$25,580	$21,281
4/30/2021	$31,804	$27,630	$27,240	$22,416
5/31/2021	$30,465	$27,248	$26,836	$22,573
6/30/2021	$32,125	$28,958	$28,491	$23,100
7/31/2021	$33,290	$29,912	$29,296	$23,649
8/31/2021	$34,475	$31,030	$30,355	$24,368
9/30/2021	$32,621	$29,293	$28,689	$23,234
10/31/2021	$36,256	$31,830	$31,100	$24,862
11/30/2021	$35,970	$32,024	$31,185	$24,690
12/31/2021	$34,147	$32,701	$31,813	$25,797
1/31/2022	$29,884	$29,895	$28,993	$24,462
2/28/2022	$28,932	$28,625	$27,837	$23,729
3/31/2022	$29,696	$29,745	$28,870	$24,610
4/30/2022	$25,606	$26,153	$25,380	$22,464
5/31/2022	$24,588	$25,545	$24,796	$22,505
6/30/2022	$22,748	$23,521	$22,857	$20,648
7/31/2022	$25,146	$26,344	$25,590	$22,552
8/31/2022	$24,210	$25,117	$24,453	$21,632
9/30/2022	$21,968	$22,675	$22,087	$19,640
10/31/2022	$22,518	$24,001	$23,427	$21,230
11/30/2022	$22,863	$25,094	$24,451	$22,416
12/31/2022	$20,925	$23,173	$22,598	$21,125
1/31/2023	$22,346	$25,105	$24,504	$22,452
2/28/2023	$21,697	$24,807	$24,215	$21,904
3/31/2023	$23,019	$26,502	$25,728	$22,708
4/30/2023	$22,649	$26,764	$25,950	$23,063
5/31/2023	$23,873	$27,984	$27,066	$23,163
6/30/2023	$25,606	$29,897	$28,937	$24,693
7/31/2023	$26,567	$30,904	$29,932	$25,487
8/31/2023	$26,214	$30,627	$29,596	$25,081
9/30/2023	$24,407	$28,961	$27,969	$23,885
10/31/2023	$23,618	$28,549	$27,484	$23,383
11/30/2023	$26,862	$31,661	$30,458	$25,518
12/31/2023	$27,889	$33,063	$31,911	$26,678
1/31/2024	$29,498	$33,888	$32,617	$27,126
2/29/2024	$32,225	$36,200	$34,862	$28,574
3/31/2024	$32,849	$36,837	$35,493	$29,494
4/30/2024	$30,919	$35,275	$33,929	$28,289
5/31/2024	$32,545	$37,386	$35,950	$29,692
6/30/2024	$34,697	$39,907	$38,260	$30,757
7/31/2024	$33,104	$39,229	$37,775	$31,132
8/31/2024	$34,352	$40,046	$38,504	$31,887
9/30/2024	$35,641	$41,180	$39,568	$32,568
10/31/2024	$36,553	$41,044	$39,419	$32,272
11/30/2024	$40,963	$43,706	$42,080	$34,167
12/31/2024	$40,429	$44,092	$42,268	$33,352
1/31/2025	$42,351	$44,964	$43,126	$34,281
2/28/2025	$39,435	$43,349	$41,516	$33,834
3/31/2025	$34,935	$39,683	$38,020	$31,928
4/30/2025	$36,561	$40,359	$38,630	$31,711
5/31/2025	$40,404	$43,970	$42,045	$33,707
6/30/2025	$43,927	$46,818	$44,759	$35,421
7/31/2025	$45,521	$48,586	$46,409	$36,216
8/31/2025	$46,473	$49,129	$47,020	$36,950
9/30/2025	$48,740	$51,733	$49,489	$38,299
10/31/2025	$50,226	$53,644	$51,308	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	37.41%	13.86%	17.51%
Russell 1000 Growth Index	30.70%	19.27%	18.29%
Russell 3000 Growth Index	30.16%	18.70%	17.77%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,334,984,395
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 36,989,631
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$8,334,984,395
# of Portfolio Holdings	50
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$36,989,631

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	14.21%
Consumer Discretionary	14.36%
Financials	5.39%
Health Care	6.51%
Industrials	10.94%
Information Technology	46.65%
Repurchase Agreements	1.94%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000184541
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class F3
Trading Symbol	LGLOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$69	0.58%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 37.52%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to AppLovin Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Insmed, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Although security selection within the Financials sector was a net contributor to relative performance over the period, an overweight allocation to Affirm Holdings, Inc. detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,226	$10,249	$10,255	$10,112
5/31/2017	$10,689	$10,516	$10,496	$10,254
6/30/2017	$10,613	$10,488	$10,496	$10,318
7/31/2017	$10,988	$10,767	$10,760	$10,530
8/31/2017	$11,185	$10,964	$10,941	$10,562
9/30/2017	$11,314	$11,107	$11,118	$10,780
10/31/2017	$11,874	$11,537	$11,529	$11,032
11/30/2017	$12,162	$11,888	$11,877	$11,370
12/31/2017	$12,171	$11,980	$11,964	$11,496
1/31/2018	$13,115	$12,829	$12,782	$12,155
2/28/2018	$12,990	$12,492	$12,444	$11,707
3/31/2018	$12,737	$12,150	$12,141	$11,409
4/30/2018	$12,814	$12,192	$12,181	$11,453
5/31/2018	$13,608	$12,726	$12,733	$11,729
6/30/2018	$13,630	$12,849	$12,854	$11,801
7/31/2018	$13,694	$13,226	$13,219	$12,240
8/31/2018	$14,925	$13,949	$13,950	$12,639
9/30/2018	$15,140	$14,027	$13,996	$12,711
10/31/2018	$13,063	$12,773	$12,704	$11,842
11/30/2018	$13,166	$12,909	$12,844	$12,083
12/31/2018	$12,093	$11,799	$11,710	$10,992
1/31/2019	$13,351	$12,859	$12,785	$11,873
2/28/2019	$14,254	$13,319	$13,269	$12,254
3/31/2019	$14,614	$13,699	$13,605	$12,493
4/30/2019	$15,138	$14,317	$14,205	$12,998
5/31/2019	$14,552	$13,413	$13,296	$12,172
6/30/2019	$15,548	$14,334	$14,217	$13,030
7/31/2019	$16,031	$14,658	$14,526	$13,218
8/31/2019	$15,857	$14,545	$14,381	$13,008
9/30/2019	$14,634	$14,547	$14,374	$13,252
10/31/2019	$15,112	$14,957	$14,780	$13,539
11/30/2019	$16,002	$15,621	$15,449	$14,030
12/31/2019	$16,347	$16,092	$15,908	$14,453
1/31/2020	$16,998	$16,452	$16,229	$14,448
2/29/2020	$16,286	$15,332	$15,120	$13,258
3/31/2020	$14,757	$13,823	$13,545	$11,621
4/30/2020	$17,093	$15,869	$15,550	$13,111
5/31/2020	$19,056	$16,934	$16,619	$13,735
6/30/2020	$20,697	$17,672	$17,337	$14,008
7/31/2020	$22,499	$19,031	$18,629	$14,798
8/31/2020	$24,735	$20,995	$20,505	$15,862
9/30/2020	$24,618	$20,007	$19,567	$15,259
10/31/2020	$24,307	$19,328	$18,948	$14,853
11/30/2020	$27,231	$21,307	$20,970	$16,479
12/31/2020	$29,025	$22,287	$21,995	$17,113
1/31/2021	$29,056	$22,122	$21,912	$16,940
2/28/2021	$29,405	$22,117	$21,957	$17,407
3/31/2021	$27,923	$22,497	$22,257	$18,169
4/30/2021	$29,454	$24,027	$23,701	$19,139
5/31/2021	$28,223	$23,695	$23,350	$19,273
6/30/2021	$29,760	$25,182	$24,790	$19,723
7/31/2021	$30,843	$26,011	$25,490	$20,191
8/31/2021	$31,939	$26,984	$26,412	$20,805
9/30/2021	$30,225	$25,473	$24,962	$19,838
10/31/2021	$33,598	$27,679	$27,060	$21,227
11/30/2021	$33,331	$27,848	$27,133	$21,080
12/31/2021	$31,646	$28,437	$27,680	$22,025
1/31/2022	$27,693	$25,996	$25,226	$20,885
2/28/2022	$26,810	$24,892	$24,221	$20,260
3/31/2022	$27,521	$25,866	$25,119	$21,012
4/30/2022	$23,740	$22,742	$22,083	$19,180
5/31/2022	$22,789	$22,214	$21,575	$19,215
6/30/2022	$21,090	$20,454	$19,888	$17,629
7/31/2022	$23,321	$22,909	$22,265	$19,254
8/31/2022	$22,445	$21,842	$21,277	$18,469
9/30/2022	$20,364	$19,719	$19,218	$16,768
10/31/2022	$20,880	$20,871	$20,383	$18,126
11/30/2022	$21,202	$21,822	$21,275	$19,139
12/31/2022	$19,413	$20,151	$19,662	$18,036
1/31/2023	$20,723	$21,831	$21,321	$19,169
2/28/2023	$20,124	$21,572	$21,069	$18,702
3/31/2023	$21,352	$23,046	$22,386	$19,388
4/30/2023	$21,015	$23,274	$22,579	$19,691
5/31/2023	$22,153	$24,334	$23,550	$19,777
6/30/2023	$23,755	$25,999	$25,178	$21,083
7/31/2023	$24,646	$26,874	$26,043	$21,761
8/31/2023	$24,317	$26,633	$25,751	$21,414
9/30/2023	$22,647	$25,185	$24,336	$20,393
10/31/2023	$21,914	$24,826	$23,914	$19,964
11/30/2023	$24,923	$27,532	$26,501	$21,788
12/31/2023	$25,881	$28,752	$27,765	$22,777
1/31/2024	$27,379	$29,469	$28,380	$23,160
2/29/2024	$29,902	$31,479	$30,333	$24,397
3/31/2024	$30,486	$32,033	$30,882	$25,182
4/30/2024	$28,696	$30,675	$29,521	$24,153
5/31/2024	$30,209	$32,511	$31,280	$25,351
6/30/2024	$32,208	$34,703	$33,289	$26,260
7/31/2024	$30,725	$34,113	$32,868	$26,580
8/31/2024	$31,893	$34,824	$33,502	$27,225
9/30/2024	$33,099	$35,810	$34,427	$27,806
10/31/2024	$33,937	$35,692	$34,298	$27,554
11/30/2024	$38,032	$38,007	$36,613	$29,172
12/31/2024	$37,546	$38,342	$36,777	$28,476
1/31/2025	$39,328	$39,101	$37,524	$29,269
2/28/2025	$36,625	$37,696	$36,122	$28,887
3/31/2025	$32,447	$34,508	$33,081	$27,260
4/30/2025	$33,960	$35,096	$33,611	$27,075
5/31/2025	$37,531	$38,236	$36,583	$28,779
6/30/2025	$40,810	$40,713	$38,944	$30,243
7/31/2025	$42,292	$42,250	$40,380	$30,921
8/31/2025	$43,183	$42,723	$40,911	$31,548
9/30/2025	$45,287	$44,987	$43,060	$32,700
10/31/2025	$46,672	$46,649	$44,642	$33,465

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	37.52%	13.94%	19.68%
Russell 1000 Growth Index	30.70%	19.27%	19.67%
Russell 3000 Growth Index	30.16%	18.70%	19.06%
S&P 500 Index	21.45%	17.64%	15.13%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,334,984,395
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 36,989,631
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$8,334,984,395
# of Portfolio Holdings	50
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$36,989,631

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	14.21%
Consumer Discretionary	14.36%
Financials	5.39%
Health Care	6.51%
Industrials	10.94%
Information Technology	46.65%
Repurchase Agreements	1.94%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000101591
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class I
Trading Symbol	LGLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	0.64%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 37.41%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to AppLovin Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Insmed, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Although security selection within the Financials sector was a net contributor to relative performance over the period, an overweight allocation to Affirm Holdings, Inc. detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,015	$10,028	$10,053	$10,030
12/31/2015	$9,940	$9,881	$9,880	$9,872
1/31/2016	$9,301	$9,329	$9,290	$9,382
2/29/2016	$9,070	$9,325	$9,282	$9,369
3/31/2016	$9,555	$9,954	$9,914	$10,005
4/30/2016	$9,459	$9,863	$9,836	$10,043
5/31/2016	$9,682	$10,055	$10,033	$10,224
6/30/2016	$9,625	$10,015	$9,993	$10,250
7/31/2016	$10,102	$10,488	$10,478	$10,628
8/31/2016	$10,063	$10,436	$10,438	$10,643
9/30/2016	$10,212	$10,474	$10,485	$10,645
10/31/2016	$9,927	$10,228	$10,208	$10,451
11/30/2016	$10,054	$10,451	$10,480	$10,838
12/31/2016	$10,023	$10,580	$10,611	$11,052
1/31/2017	$10,395	$10,937	$10,954	$11,262
2/28/2017	$10,719	$11,391	$11,395	$11,709
3/31/2017	$10,828	$11,523	$11,527	$11,723
4/30/2017	$11,082	$11,786	$11,787	$11,843
5/31/2017	$11,581	$12,093	$12,063	$12,010
6/30/2017	$11,502	$12,061	$12,063	$12,085
7/31/2017	$11,905	$12,381	$12,367	$12,333
8/31/2017	$12,119	$12,608	$12,575	$12,371
9/30/2017	$12,259	$12,772	$12,778	$12,626
10/31/2017	$12,863	$13,267	$13,250	$12,921
11/30/2017	$13,176	$13,670	$13,651	$13,317
12/31/2017	$13,185	$13,777	$13,750	$13,465
1/31/2018	$14,205	$14,752	$14,690	$14,236
2/28/2018	$14,070	$14,366	$14,302	$13,711
3/31/2018	$13,795	$13,972	$13,954	$13,363
4/30/2018	$13,879	$14,020	$14,000	$13,414
5/31/2018	$14,736	$14,635	$14,635	$13,737
6/30/2018	$14,759	$14,776	$14,774	$13,822
7/31/2018	$14,829	$15,210	$15,193	$14,336
8/31/2018	$16,161	$16,041	$16,033	$14,803
9/30/2018	$16,394	$16,131	$16,086	$14,887
10/31/2018	$14,144	$14,688	$14,601	$13,870
11/30/2018	$14,256	$14,844	$14,762	$14,153
12/31/2018	$13,091	$13,568	$13,459	$12,875
1/31/2019	$14,451	$14,788	$14,694	$13,906
2/28/2019	$15,433	$15,317	$15,251	$14,353
3/31/2019	$15,818	$15,753	$15,636	$14,632
4/30/2019	$16,381	$16,464	$16,326	$15,224
5/31/2019	$15,745	$15,424	$15,282	$14,257
6/30/2019	$16,828	$16,484	$16,340	$15,262
7/31/2019	$17,346	$16,856	$16,695	$15,481
8/31/2019	$17,162	$16,727	$16,528	$15,236
9/30/2019	$15,835	$16,729	$16,521	$15,521
10/31/2019	$16,353	$17,200	$16,987	$15,857
11/30/2019	$17,315	$17,963	$17,756	$16,432
12/31/2019	$17,684	$18,505	$18,283	$16,928
1/31/2020	$18,391	$18,919	$18,652	$16,922
2/29/2020	$17,617	$17,631	$17,377	$15,529
3/31/2020	$15,961	$15,896	$15,568	$13,611
4/30/2020	$18,488	$18,248	$17,872	$15,356
5/31/2020	$20,609	$19,474	$19,100	$16,087
6/30/2020	$22,386	$20,322	$19,926	$16,407
7/31/2020	$24,332	$21,885	$21,410	$17,332
8/31/2020	$26,749	$24,143	$23,566	$18,578
9/30/2020	$26,623	$23,007	$22,488	$17,872
10/31/2020	$26,284	$22,226	$21,777	$17,397
11/30/2020	$29,443	$24,502	$24,101	$19,301
12/31/2020	$31,387	$25,629	$25,279	$20,043
1/31/2021	$31,420	$25,439	$25,183	$19,841
2/28/2021	$31,799	$25,433	$25,235	$20,388
3/31/2021	$30,189	$25,870	$25,580	$21,281
4/30/2021	$31,846	$27,630	$27,240	$22,416
5/31/2021	$30,508	$27,248	$26,836	$22,573
6/30/2021	$32,172	$28,958	$28,491	$23,100
7/31/2021	$33,337	$29,912	$29,296	$23,649
8/31/2021	$34,521	$31,030	$30,355	$24,368
9/30/2021	$32,664	$29,293	$28,689	$23,234
10/31/2021	$36,305	$31,830	$31,100	$24,862
11/30/2021	$36,020	$32,024	$31,185	$24,690
12/31/2021	$34,195	$32,701	$31,813	$25,797
1/31/2022	$29,925	$29,895	$28,993	$24,462
2/28/2022	$28,971	$28,625	$27,837	$23,729
3/31/2022	$29,737	$29,745	$28,870	$24,610
4/30/2022	$25,646	$26,153	$25,380	$22,464
5/31/2022	$24,619	$25,545	$24,796	$22,505
6/30/2022	$22,778	$23,521	$22,857	$20,648
7/31/2022	$25,182	$26,344	$25,590	$22,552
8/31/2022	$24,236	$25,117	$24,453	$21,632
9/30/2022	$21,995	$22,675	$22,087	$19,640
10/31/2022	$22,549	$24,001	$23,427	$21,230
11/30/2022	$22,892	$25,094	$24,451	$22,416
12/31/2022	$20,952	$23,173	$22,598	$21,125
1/31/2023	$22,370	$25,105	$24,504	$22,452
2/28/2023	$21,726	$24,807	$24,215	$21,904
3/31/2023	$23,055	$26,502	$25,728	$22,708
4/30/2023	$22,680	$26,764	$25,950	$23,063
5/31/2023	$23,910	$27,984	$27,066	$23,163
6/30/2023	$25,638	$29,897	$28,937	$24,693
7/31/2023	$26,600	$30,904	$29,932	$25,487
8/31/2023	$26,249	$30,627	$29,596	$25,081
9/30/2023	$24,440	$28,961	$27,969	$23,885
10/31/2023	$23,650	$28,549	$27,484	$23,383
11/30/2023	$26,893	$31,661	$30,458	$25,518
12/31/2023	$27,928	$33,063	$31,911	$26,678
1/31/2024	$29,542	$33,888	$32,617	$27,126
2/29/2024	$32,272	$36,200	$34,862	$28,574
3/31/2024	$32,891	$36,837	$35,493	$29,494
4/30/2024	$30,960	$35,275	$33,929	$28,289
5/31/2024	$32,581	$37,386	$35,950	$29,692
6/30/2024	$34,741	$39,907	$38,260	$30,757
7/31/2024	$33,144	$39,229	$37,775	$31,132
8/31/2024	$34,399	$40,046	$38,504	$31,887
9/30/2024	$35,694	$41,180	$39,568	$32,568
10/31/2024	$36,599	$41,044	$39,419	$32,272
11/30/2024	$41,016	$43,706	$42,080	$34,167
12/31/2024	$40,486	$44,092	$42,268	$33,352
1/31/2025	$42,401	$44,964	$43,126	$34,281
2/28/2025	$39,484	$43,349	$41,516	$33,834
3/31/2025	$34,977	$39,683	$38,020	$31,928
4/30/2025	$36,615	$40,359	$38,630	$31,711
5/31/2025	$40,454	$43,970	$42,045	$33,707
6/30/2025	$43,990	$46,818	$44,759	$35,421
7/31/2025	$45,588	$48,586	$46,409	$36,216
8/31/2025	$46,541	$49,129	$47,020	$36,950
9/30/2025	$48,799	$51,733	$49,489	$38,299
10/31/2025	$50,290	$53,644	$51,308	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	37.41%	13.86%	17.53%
Russell 1000 Growth Index	30.70%	19.27%	18.29%
Russell 3000 Growth Index	30.16%	18.70%	17.77%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,334,984,395
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 36,989,631
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$8,334,984,395
# of Portfolio Holdings	50
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$36,989,631

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	14.21%
Consumer Discretionary	14.36%
Financials	5.39%
Health Care	6.51%
Industrials	10.94%
Information Technology	46.65%
Repurchase Agreements	1.94%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000101592
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class R2
Trading Symbol	LGLQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$147	1.24%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 36.60%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to AppLovin Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Insmed, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Although security selection within the Financials sector was a net contributor to relative performance over the period, an overweight allocation to Affirm Holdings, Inc. detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,006	$10,028	$10,053	$10,030
12/31/2015	$9,927	$9,881	$9,880	$9,872
1/31/2016	$9,282	$9,329	$9,290	$9,382
2/29/2016	$9,048	$9,325	$9,282	$9,369
3/31/2016	$9,530	$9,954	$9,914	$10,005
4/30/2016	$9,428	$9,863	$9,836	$10,043
5/31/2016	$9,644	$10,055	$10,033	$10,224
6/30/2016	$9,583	$10,015	$9,993	$10,250
7/31/2016	$10,050	$10,488	$10,478	$10,628
8/31/2016	$10,006	$10,436	$10,438	$10,643
9/30/2016	$10,152	$10,474	$10,485	$10,645
10/31/2016	$9,865	$10,228	$10,208	$10,451
11/30/2016	$9,984	$10,451	$10,480	$10,838
12/31/2016	$9,949	$10,580	$10,611	$11,052
1/31/2017	$10,315	$10,937	$10,954	$11,262
2/28/2017	$10,629	$11,391	$11,395	$11,709
3/31/2017	$10,735	$11,523	$11,527	$11,723
4/30/2017	$10,977	$11,786	$11,787	$11,843
5/31/2017	$11,467	$12,093	$12,063	$12,010
6/30/2017	$11,383	$12,061	$12,063	$12,085
7/31/2017	$11,776	$12,381	$12,367	$12,333
8/31/2017	$11,979	$12,608	$12,575	$12,371
9/30/2017	$12,112	$12,772	$12,778	$12,626
10/31/2017	$12,703	$13,267	$13,250	$12,921
11/30/2017	$13,005	$13,670	$13,651	$13,317
12/31/2017	$13,010	$13,777	$13,750	$13,465
1/31/2018	$14,008	$14,752	$14,690	$14,236
2/28/2018	$13,867	$14,366	$14,302	$13,711
3/31/2018	$13,594	$13,972	$13,954	$13,363
4/30/2018	$13,664	$14,020	$14,000	$13,414
5/31/2018	$14,506	$14,635	$14,635	$13,737
6/30/2018	$14,521	$14,776	$14,774	$13,822
7/31/2018	$14,582	$15,210	$15,193	$14,336
8/31/2018	$15,880	$16,041	$16,033	$14,803
9/30/2018	$16,102	$16,131	$16,086	$14,887
10/31/2018	$13,885	$14,688	$14,601	$13,870
11/30/2018	$13,988	$14,844	$14,762	$14,153
12/31/2018	$12,837	$13,568	$13,459	$12,875
1/31/2019	$14,169	$14,788	$14,694	$13,906
2/28/2019	$15,122	$15,317	$15,251	$14,353
3/31/2019	$15,490	$15,753	$15,636	$14,632
4/30/2019	$16,034	$16,464	$16,326	$15,224
5/31/2019	$15,405	$15,424	$15,282	$14,257
6/30/2019	$16,453	$16,484	$16,340	$15,262
7/31/2019	$16,958	$16,856	$16,695	$15,481
8/31/2019	$16,760	$16,727	$16,528	$15,236
9/30/2019	$15,462	$16,729	$16,521	$15,521
10/31/2019	$15,960	$17,200	$16,987	$15,857
11/30/2019	$16,886	$17,963	$17,756	$16,432
12/31/2019	$17,238	$18,505	$18,283	$16,928
1/31/2020	$17,916	$18,919	$18,652	$16,922
2/29/2020	$17,158	$17,631	$17,377	$15,529
3/31/2020	$15,543	$15,896	$15,568	$13,611
4/30/2020	$17,990	$18,248	$17,872	$15,356
5/31/2020	$20,042	$19,474	$19,100	$16,087
6/30/2020	$21,755	$20,322	$19,926	$16,407
7/31/2020	$23,641	$21,885	$21,410	$17,332
8/31/2020	$25,977	$24,143	$23,566	$18,578
9/30/2020	$25,841	$23,007	$22,488	$17,872
10/31/2020	$25,496	$22,226	$21,777	$17,397
11/30/2020	$28,552	$24,502	$24,101	$19,301
12/31/2020	$30,414	$25,629	$25,279	$20,043
1/31/2021	$30,435	$25,439	$25,183	$19,841
2/28/2021	$30,783	$25,433	$25,235	$20,388
3/31/2021	$29,213	$25,870	$25,580	$21,281
4/30/2021	$30,796	$27,630	$27,240	$22,416
5/31/2021	$29,493	$27,248	$26,836	$22,573
6/30/2021	$31,083	$28,958	$28,491	$23,100
7/31/2021	$32,195	$29,912	$29,296	$23,649
8/31/2021	$33,321	$31,030	$30,355	$24,368
9/30/2021	$31,513	$29,293	$28,689	$23,234
10/31/2021	$35,012	$31,830	$31,100	$24,862
11/30/2021	$34,721	$32,024	$31,185	$24,690
12/31/2021	$32,933	$32,701	$31,813	$25,797
1/31/2022	$28,806	$29,895	$28,993	$24,462
2/28/2022	$27,882	$28,625	$27,837	$23,729
3/31/2022	$28,603	$29,745	$28,870	$24,610
4/30/2022	$24,653	$26,153	$25,380	$22,464
5/31/2022	$23,653	$25,545	$24,796	$22,505
6/30/2022	$21,882	$23,521	$22,857	$20,648
7/31/2022	$24,179	$26,344	$25,590	$22,552
8/31/2022	$23,255	$25,117	$24,453	$21,632
9/30/2022	$21,094	$22,675	$22,087	$19,640
10/31/2022	$21,611	$24,001	$23,427	$21,230
11/30/2022	$21,933	$25,094	$24,451	$22,416
12/31/2022	$20,068	$23,173	$22,598	$21,125
1/31/2023	$21,407	$25,105	$24,504	$22,452
2/28/2023	$20,780	$24,807	$24,215	$21,904
3/31/2023	$22,043	$26,502	$25,728	$22,708
4/30/2023	$21,679	$26,764	$25,950	$23,063
5/31/2023	$22,840	$27,984	$27,066	$23,163
6/30/2023	$24,475	$29,897	$28,937	$24,693
7/31/2023	$25,382	$30,904	$29,932	$25,487
8/31/2023	$25,035	$30,627	$29,596	$25,081
9/30/2023	$23,297	$28,961	$27,969	$23,885
10/31/2023	$22,535	$28,549	$27,484	$23,383
11/30/2023	$25,611	$31,661	$30,458	$25,518
12/31/2023	$26,586	$33,063	$31,911	$26,678
1/31/2024	$28,103	$33,888	$32,617	$27,126
2/29/2024	$30,687	$36,200	$34,862	$28,574
3/31/2024	$31,255	$36,837	$35,493	$29,494
4/30/2024	$29,408	$35,275	$33,929	$28,289
5/31/2024	$30,933	$37,386	$35,950	$29,692
6/30/2024	$32,967	$39,907	$38,260	$30,757
7/31/2024	$31,433	$39,229	$37,775	$31,132
8/31/2024	$32,611	$40,046	$38,504	$31,887
9/30/2024	$33,823	$41,180	$39,568	$32,568
10/31/2024	$34,662	$41,044	$39,419	$32,272
11/30/2024	$38,823	$43,706	$42,080	$34,167
12/31/2024	$38,306	$44,092	$42,268	$33,352
1/31/2025	$40,095	$44,964	$43,126	$34,281
2/28/2025	$37,323	$43,349	$41,516	$33,834
3/31/2025	$33,043	$39,683	$38,020	$31,928
4/30/2025	$34,569	$40,359	$38,630	$31,711
5/31/2025	$38,179	$43,970	$42,045	$33,707
6/30/2025	$41,493	$46,818	$44,759	$35,421
7/31/2025	$42,976	$48,586	$46,409	$36,216
8/31/2025	$43,857	$49,129	$47,020	$36,950
9/30/2025	$45,968	$51,733	$49,489	$38,299
10/31/2025	$47,349	$53,644	$51,308	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	36.60%	13.18%	16.82%
Russell 1000 Growth Index	30.70%	19.27%	18.29%
Russell 3000 Growth Index	30.16%	18.70%	17.77%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,334,984,395
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 36,989,631
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$8,334,984,395
# of Portfolio Holdings	50
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$36,989,631

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	14.21%
Consumer Discretionary	14.36%
Financials	5.39%
Health Care	6.51%
Industrials	10.94%
Information Technology	46.65%
Repurchase Agreements	1.94%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000101593
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class R3
Trading Symbol	LGLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$135	1.14%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 36.74%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to AppLovin Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Insmed, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Although security selection within the Financials sector was a net contributor to relative performance over the period, an overweight allocation to Affirm Holdings, Inc. detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,011	$10,028	$10,053	$10,030
12/31/2015	$9,931	$9,881	$9,880	$9,872
1/31/2016	$9,291	$9,329	$9,290	$9,382
2/29/2016	$9,056	$9,325	$9,282	$9,369
3/31/2016	$9,536	$9,954	$9,914	$10,005
4/30/2016	$9,433	$9,863	$9,836	$10,043
5/31/2016	$9,655	$10,055	$10,033	$10,224
6/30/2016	$9,593	$10,015	$9,993	$10,250
7/31/2016	$10,064	$10,488	$10,478	$10,628
8/31/2016	$10,019	$10,436	$10,438	$10,643
9/30/2016	$10,166	$10,474	$10,485	$10,645
10/31/2016	$9,877	$10,228	$10,208	$10,451
11/30/2016	$9,997	$10,451	$10,480	$10,838
12/31/2016	$9,962	$10,580	$10,611	$11,052
1/31/2017	$10,330	$10,937	$10,954	$11,262
2/28/2017	$10,645	$11,391	$11,395	$11,709
3/31/2017	$10,752	$11,523	$11,527	$11,723
4/30/2017	$10,996	$11,786	$11,787	$11,843
5/31/2017	$11,489	$12,093	$12,063	$12,010
6/30/2017	$11,404	$12,061	$12,063	$12,085
7/31/2017	$11,800	$12,381	$12,367	$12,333
8/31/2017	$12,004	$12,608	$12,575	$12,371
9/30/2017	$12,137	$12,772	$12,778	$12,626
10/31/2017	$12,732	$13,267	$13,250	$12,921
11/30/2017	$13,036	$13,670	$13,651	$13,317
12/31/2017	$13,041	$13,777	$13,750	$13,465
1/31/2018	$14,039	$14,752	$14,690	$14,236
2/28/2018	$13,902	$14,366	$14,302	$13,711
3/31/2018	$13,628	$13,972	$13,954	$13,363
4/30/2018	$13,703	$14,020	$14,000	$13,414
5/31/2018	$14,546	$14,635	$14,635	$13,737
6/30/2018	$14,565	$14,776	$14,774	$13,822
7/31/2018	$14,626	$15,210	$15,193	$14,336
8/31/2018	$15,933	$16,041	$16,033	$14,803
9/30/2018	$16,155	$16,131	$16,086	$14,887
10/31/2018	$13,930	$14,688	$14,601	$13,870
11/30/2018	$14,033	$14,844	$14,762	$14,153
12/31/2018	$12,887	$13,568	$13,459	$12,875
1/31/2019	$14,216	$14,788	$14,694	$13,906
2/28/2019	$15,174	$15,317	$15,251	$14,353
3/31/2019	$15,545	$15,753	$15,636	$14,632
4/30/2019	$16,098	$16,464	$16,326	$15,224
5/31/2019	$15,465	$15,424	$15,282	$14,257
6/30/2019	$16,520	$16,484	$16,340	$15,262
7/31/2019	$17,023	$16,856	$16,695	$15,481
8/31/2019	$16,829	$16,727	$16,528	$15,236
9/30/2019	$15,522	$16,729	$16,521	$15,521
10/31/2019	$16,024	$17,200	$16,987	$15,857
11/30/2019	$16,962	$17,963	$17,756	$16,432
12/31/2019	$17,316	$18,505	$18,283	$16,928
1/31/2020	$17,998	$18,919	$18,652	$16,922
2/29/2020	$17,235	$17,631	$17,377	$15,529
3/31/2020	$15,610	$15,896	$15,568	$13,611
4/30/2020	$18,079	$18,248	$17,872	$15,356
5/31/2020	$20,139	$19,474	$19,100	$16,087
6/30/2020	$21,863	$20,322	$19,926	$16,407
7/31/2020	$23,756	$21,885	$21,410	$17,332
8/31/2020	$26,107	$24,143	$23,566	$18,578
9/30/2020	$25,971	$23,007	$22,488	$17,872
10/31/2020	$25,629	$22,226	$21,777	$17,397
11/30/2020	$28,698	$24,502	$24,101	$19,301
12/31/2020	$30,574	$25,629	$25,279	$20,043
1/31/2021	$30,594	$25,439	$25,183	$19,841
2/28/2021	$30,952	$25,433	$25,235	$20,388
3/31/2021	$29,379	$25,870	$25,580	$21,281
4/30/2021	$30,972	$27,630	$27,240	$22,416
5/31/2021	$29,660	$27,248	$26,836	$22,573
6/30/2021	$31,267	$28,958	$28,491	$23,100
7/31/2021	$32,380	$29,912	$29,296	$23,649
8/31/2021	$33,521	$31,030	$30,355	$24,368
9/30/2021	$31,707	$29,293	$28,689	$23,234
10/31/2021	$35,224	$31,830	$31,100	$24,862
11/30/2021	$34,938	$32,024	$31,185	$24,690
12/31/2021	$33,146	$32,701	$31,813	$25,797
1/31/2022	$28,990	$29,895	$28,993	$24,462
2/28/2022	$28,060	$28,625	$27,837	$23,729
3/31/2022	$28,793	$29,745	$28,870	$24,610
4/30/2022	$24,817	$26,153	$25,380	$22,464
5/31/2022	$23,818	$25,545	$24,796	$22,505
6/30/2022	$22,026	$23,521	$22,857	$20,648
7/31/2022	$24,339	$26,344	$25,590	$22,552
8/31/2022	$23,417	$25,117	$24,453	$21,632
9/30/2022	$21,241	$22,675	$22,087	$19,640
10/31/2022	$21,770	$24,001	$23,427	$21,230
11/30/2022	$22,094	$25,094	$24,451	$22,416
12/31/2022	$20,217	$23,173	$22,598	$21,125
1/31/2023	$21,574	$25,105	$24,504	$22,452
2/28/2023	$20,942	$24,807	$24,215	$21,904
3/31/2023	$22,205	$26,502	$25,728	$22,708
4/30/2023	$21,847	$26,764	$25,950	$23,063
5/31/2023	$23,016	$27,984	$27,066	$23,163
6/30/2023	$24,672	$29,897	$28,937	$24,693
7/31/2023	$25,585	$30,904	$29,932	$25,487
8/31/2023	$25,235	$30,627	$29,596	$25,081
9/30/2023	$23,485	$28,961	$27,969	$23,885
10/31/2023	$22,717	$28,549	$27,484	$23,383
11/30/2023	$25,824	$31,661	$30,458	$25,518
12/31/2023	$26,805	$33,063	$31,911	$26,678
1/31/2024	$28,341	$33,888	$32,617	$27,126
2/29/2024	$30,944	$36,200	$34,862	$28,574
3/31/2024	$31,524	$36,837	$35,493	$29,494
4/30/2024	$29,664	$35,275	$33,929	$28,289
5/31/2024	$31,209	$37,386	$35,950	$29,692
6/30/2024	$33,265	$39,907	$38,260	$30,757
7/31/2024	$31,721	$39,229	$37,775	$31,132
8/31/2024	$32,907	$40,046	$38,504	$31,887
9/30/2024	$34,127	$41,180	$39,568	$32,568
10/31/2024	$34,981	$41,044	$39,419	$32,272
11/30/2024	$39,179	$43,706	$42,080	$34,167
12/31/2024	$38,667	$44,092	$42,268	$33,352
1/31/2025	$40,476	$44,964	$43,126	$34,281
2/28/2025	$37,677	$43,349	$41,516	$33,834
3/31/2025	$33,359	$39,683	$38,020	$31,928
4/30/2025	$34,904	$40,359	$38,630	$31,711
5/31/2025	$38,556	$43,970	$42,045	$33,707
6/30/2025	$41,910	$46,818	$44,759	$35,421
7/31/2025	$43,404	$48,586	$46,409	$36,216
8/31/2025	$44,300	$49,129	$47,020	$36,950
9/30/2025	$46,433	$51,733	$49,489	$38,299
10/31/2025	$47,833	$53,644	$51,308	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	36.74%	13.29%	16.94%
Russell 1000 Growth Index	30.70%	19.27%	18.29%
Russell 3000 Growth Index	30.16%	18.70%	17.77%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,334,984,395
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 36,989,631
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$8,334,984,395
# of Portfolio Holdings	50
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$36,989,631

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	14.21%
Consumer Discretionary	14.36%
Financials	5.39%
Health Care	6.51%
Industrials	10.94%
Information Technology	46.65%
Repurchase Agreements	1.94%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000155685
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class R4
Trading Symbol	LGLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$105	0.89%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 37.06%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to AppLovin Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Insmed, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Although security selection within the Financials sector was a net contributor to relative performance over the period, an overweight allocation to Affirm Holdings, Inc. detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,011	$10,028	$10,053	$10,030
12/31/2015	$9,931	$9,881	$9,880	$9,872
1/31/2016	$9,291	$9,329	$9,290	$9,382
2/29/2016	$9,057	$9,325	$9,282	$9,369
3/31/2016	$9,542	$9,954	$9,914	$10,005
4/30/2016	$9,445	$9,863	$9,836	$10,043
5/31/2016	$9,666	$10,055	$10,033	$10,224
6/30/2016	$9,609	$10,015	$9,993	$10,250
7/31/2016	$10,077	$10,488	$10,478	$10,628
8/31/2016	$10,037	$10,436	$10,438	$10,643
9/30/2016	$10,187	$10,474	$10,485	$10,645
10/31/2016	$9,900	$10,228	$10,208	$10,451
11/30/2016	$10,024	$10,451	$10,480	$10,838
12/31/2016	$9,988	$10,580	$10,611	$11,052
1/31/2017	$10,359	$10,937	$10,954	$11,262
2/28/2017	$10,677	$11,391	$11,395	$11,709
3/31/2017	$10,788	$11,523	$11,527	$11,723
4/30/2017	$11,035	$11,786	$11,787	$11,843
5/31/2017	$11,534	$12,093	$12,063	$12,010
6/30/2017	$11,450	$12,061	$12,063	$12,085
7/31/2017	$11,847	$12,381	$12,367	$12,333
8/31/2017	$12,059	$12,608	$12,575	$12,371
9/30/2017	$12,196	$12,772	$12,778	$12,626
10/31/2017	$12,792	$13,267	$13,250	$12,921
11/30/2017	$13,099	$13,670	$13,651	$13,317
12/31/2017	$13,108	$13,777	$13,750	$13,465
1/31/2018	$14,120	$14,752	$14,690	$14,236
2/28/2018	$13,979	$14,366	$14,302	$13,711
3/31/2018	$13,706	$13,972	$13,954	$13,363
4/30/2018	$13,786	$14,020	$14,000	$13,414
5/31/2018	$14,638	$14,635	$14,635	$13,737
6/30/2018	$14,656	$14,776	$14,774	$13,822
7/31/2018	$14,722	$15,210	$15,193	$14,336
8/31/2018	$16,040	$16,041	$16,033	$14,803
9/30/2018	$16,270	$16,131	$16,086	$14,887
10/31/2018	$14,031	$14,688	$14,601	$13,870
11/30/2018	$14,143	$14,844	$14,762	$14,153
12/31/2018	$12,984	$13,568	$13,459	$12,875
1/31/2019	$14,330	$14,788	$14,694	$13,906
2/28/2019	$15,297	$15,317	$15,251	$14,353
3/31/2019	$15,676	$15,753	$15,636	$14,632
4/30/2019	$16,235	$16,464	$16,326	$15,224
5/31/2019	$15,602	$15,424	$15,282	$14,257
6/30/2019	$16,665	$16,484	$16,340	$15,262
7/31/2019	$17,180	$16,856	$16,695	$15,481
8/31/2019	$16,987	$16,727	$16,528	$15,236
9/30/2019	$15,676	$16,729	$16,521	$15,521
10/31/2019	$16,184	$17,200	$16,987	$15,857
11/30/2019	$17,131	$17,963	$17,756	$16,432
12/31/2019	$17,493	$18,505	$18,283	$16,928
1/31/2020	$18,187	$18,919	$18,652	$16,922
2/29/2020	$17,420	$17,631	$17,377	$15,529
3/31/2020	$15,780	$15,896	$15,568	$13,611
4/30/2020	$18,279	$18,248	$17,872	$15,356
5/31/2020	$20,367	$19,474	$19,100	$16,087
6/30/2020	$22,117	$20,322	$19,926	$16,407
7/31/2020	$24,039	$21,885	$21,410	$17,332
8/31/2020	$26,421	$24,143	$23,566	$18,578
9/30/2020	$26,286	$23,007	$22,488	$17,872
10/31/2020	$25,948	$22,226	$21,777	$17,397
11/30/2020	$29,060	$24,502	$24,101	$19,301
12/31/2020	$30,972	$25,629	$25,279	$20,043
1/31/2021	$31,000	$25,439	$25,183	$19,841
2/28/2021	$31,366	$25,433	$25,235	$20,388
3/31/2021	$29,772	$25,870	$25,580	$21,281
4/30/2021	$31,400	$27,630	$27,240	$22,416
5/31/2021	$30,077	$27,248	$26,836	$22,573
6/30/2021	$31,705	$28,958	$28,491	$23,100
7/31/2021	$32,851	$29,912	$29,296	$23,649
8/31/2021	$34,011	$31,030	$30,355	$24,368
9/30/2021	$32,173	$29,293	$28,689	$23,234
10/31/2021	$35,754	$31,830	$31,100	$24,862
11/30/2021	$35,463	$32,024	$31,185	$24,690
12/31/2021	$33,655	$32,701	$31,813	$25,797
1/31/2022	$29,445	$29,895	$28,993	$24,462
2/28/2022	$28,508	$28,625	$27,837	$23,729
3/31/2022	$29,252	$29,745	$28,870	$24,610
4/30/2022	$25,218	$26,153	$25,380	$22,464
5/31/2022	$24,205	$25,545	$24,796	$22,505
6/30/2022	$22,398	$23,521	$22,857	$20,648
7/31/2022	$24,750	$26,344	$25,590	$22,552
8/31/2022	$23,820	$25,117	$24,453	$21,632
9/30/2022	$21,611	$22,675	$22,087	$19,640
10/31/2022	$22,147	$24,001	$23,427	$21,230
11/30/2022	$22,481	$25,094	$24,451	$22,416
12/31/2022	$20,573	$23,173	$22,598	$21,125
1/31/2023	$21,962	$25,105	$24,504	$22,452
2/28/2023	$21,326	$24,807	$24,215	$21,904
3/31/2023	$22,624	$26,502	$25,728	$22,708
4/30/2023	$22,255	$26,764	$25,950	$23,063
5/31/2023	$23,452	$27,984	$27,066	$23,163
6/30/2023	$25,143	$29,897	$28,937	$24,693
7/31/2023	$26,080	$30,904	$29,932	$25,487
8/31/2023	$25,729	$30,627	$29,596	$25,081
9/30/2023	$23,954	$28,961	$27,969	$23,885
10/31/2023	$23,176	$28,549	$27,484	$23,383
11/30/2023	$26,348	$31,661	$30,458	$25,518
12/31/2023	$27,353	$33,063	$31,911	$26,678
1/31/2024	$28,926	$33,888	$32,617	$27,126
2/29/2024	$31,596	$36,200	$34,862	$28,574
3/31/2024	$32,190	$36,837	$35,493	$29,494
4/30/2024	$30,299	$35,275	$33,929	$28,289
5/31/2024	$31,881	$37,386	$35,950	$29,692
6/30/2024	$33,990	$39,907	$38,260	$30,757
7/31/2024	$32,416	$39,229	$37,775	$31,132
8/31/2024	$33,638	$40,046	$38,504	$31,887
9/30/2024	$34,894	$41,180	$39,568	$32,568
10/31/2024	$35,773	$41,044	$39,419	$32,272
11/30/2024	$40,083	$43,706	$42,080	$34,167
12/31/2024	$39,556	$44,092	$42,268	$33,352
1/31/2025	$41,422	$44,964	$43,126	$34,281
2/28/2025	$38,568	$43,349	$41,516	$33,834
3/31/2025	$34,157	$39,683	$38,020	$31,928
4/30/2025	$35,739	$40,359	$38,630	$31,711
5/31/2025	$39,489	$43,970	$42,045	$33,707
6/30/2025	$42,929	$46,818	$44,759	$35,421
7/31/2025	$44,469	$48,586	$46,409	$36,216
8/31/2025	$45,389	$49,129	$47,020	$36,950
9/30/2025	$47,591	$51,733	$49,489	$38,299
10/31/2025	$49,030	$53,644	$51,308	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R4 at NAV	37.06%	13.57%	17.23%
Russell 1000 Growth Index	30.70%	19.27%	18.29%
Russell 3000 Growth Index	30.16%	18.70%	17.77%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,334,984,395
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 36,989,631
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$8,334,984,395
# of Portfolio Holdings	50
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$36,989,631

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	14.21%
Consumer Discretionary	14.36%
Financials	5.39%
Health Care	6.51%
Industrials	10.94%
Information Technology	46.65%
Repurchase Agreements	1.94%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000155686
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class R5
Trading Symbol	LGLUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$76	0.64%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 37.41%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to AppLovin Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Insmed, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Although security selection within the Financials sector was a net contributor to relative performance over the period, an overweight allocation to Affirm Holdings, Inc. detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,015	$10,028	$10,053	$10,030
12/31/2015	$9,936	$9,881	$9,880	$9,872
1/31/2016	$9,297	$9,329	$9,290	$9,382
2/29/2016	$9,070	$9,325	$9,282	$9,369
3/31/2016	$9,555	$9,954	$9,914	$10,005
4/30/2016	$9,459	$9,863	$9,836	$10,043
5/31/2016	$9,682	$10,055	$10,033	$10,224
6/30/2016	$9,625	$10,015	$9,993	$10,250
7/31/2016	$10,102	$10,488	$10,478	$10,628
8/31/2016	$10,063	$10,436	$10,438	$10,643
9/30/2016	$10,216	$10,474	$10,485	$10,645
10/31/2016	$9,932	$10,228	$10,208	$10,451
11/30/2016	$10,054	$10,451	$10,480	$10,838
12/31/2016	$10,024	$10,580	$10,611	$11,052
1/31/2017	$10,400	$10,937	$10,954	$11,262
2/28/2017	$10,719	$11,391	$11,395	$11,709
3/31/2017	$10,833	$11,523	$11,527	$11,723
4/30/2017	$11,082	$11,786	$11,787	$11,843
5/31/2017	$11,586	$12,093	$12,063	$12,010
6/30/2017	$11,507	$12,061	$12,063	$12,085
7/31/2017	$11,909	$12,381	$12,367	$12,333
8/31/2017	$12,124	$12,608	$12,575	$12,371
9/30/2017	$12,264	$12,772	$12,778	$12,626
10/31/2017	$12,867	$13,267	$13,250	$12,921
11/30/2017	$13,180	$13,670	$13,651	$13,317
12/31/2017	$13,190	$13,777	$13,750	$13,465
1/31/2018	$14,209	$14,752	$14,690	$14,236
2/28/2018	$14,070	$14,366	$14,302	$13,711
3/31/2018	$13,800	$13,972	$13,954	$13,363
4/30/2018	$13,883	$14,020	$14,000	$13,414
5/31/2018	$14,740	$14,635	$14,635	$13,737
6/30/2018	$14,764	$14,776	$14,774	$13,822
7/31/2018	$14,834	$15,210	$15,193	$14,336
8/31/2018	$16,166	$16,041	$16,033	$14,803
9/30/2018	$16,398	$16,131	$16,086	$14,887
10/31/2018	$14,149	$14,688	$14,601	$13,870
11/30/2018	$14,261	$14,844	$14,762	$14,153
12/31/2018	$13,095	$13,568	$13,459	$12,875
1/31/2019	$14,456	$14,788	$14,694	$13,906
2/28/2019	$15,438	$15,317	$15,251	$14,353
3/31/2019	$15,822	$15,753	$15,636	$14,632
4/30/2019	$16,386	$16,464	$16,326	$15,224
5/31/2019	$15,750	$15,424	$15,282	$14,257
6/30/2019	$16,832	$16,484	$16,340	$15,262
7/31/2019	$17,356	$16,856	$16,695	$15,481
8/31/2019	$17,167	$16,727	$16,528	$15,236
9/30/2019	$15,839	$16,729	$16,521	$15,521
10/31/2019	$16,358	$17,200	$16,987	$15,857
11/30/2019	$17,320	$17,963	$17,756	$16,432
12/31/2019	$17,688	$18,505	$18,283	$16,928
1/31/2020	$18,395	$18,919	$18,652	$16,922
2/29/2020	$17,622	$17,631	$17,377	$15,529
3/31/2020	$15,966	$15,896	$15,568	$13,611
4/30/2020	$18,498	$18,248	$17,872	$15,356
5/31/2020	$20,619	$19,474	$19,100	$16,087
6/30/2020	$22,390	$20,322	$19,926	$16,407
7/31/2020	$24,342	$21,885	$21,410	$17,332
8/31/2020	$26,759	$24,143	$23,566	$18,578
9/30/2020	$26,632	$23,007	$22,488	$17,872
10/31/2020	$26,294	$22,226	$21,777	$17,397
11/30/2020	$29,452	$24,502	$24,101	$19,301
12/31/2020	$31,395	$25,629	$25,279	$20,043
1/31/2021	$31,429	$25,439	$25,183	$19,841
2/28/2021	$31,808	$25,433	$25,235	$20,388
3/31/2021	$30,198	$25,870	$25,580	$21,281
4/30/2021	$31,855	$27,630	$27,240	$22,416
5/31/2021	$30,517	$27,248	$26,836	$22,573
6/30/2021	$32,181	$28,958	$28,491	$23,100
7/31/2021	$33,345	$29,912	$29,296	$23,649
8/31/2021	$34,536	$31,030	$30,355	$24,368
9/30/2021	$32,673	$29,293	$28,689	$23,234
10/31/2021	$36,320	$31,830	$31,100	$24,862
11/30/2021	$36,029	$32,024	$31,185	$24,690
12/31/2021	$34,203	$32,701	$31,813	$25,797
1/31/2022	$29,934	$29,895	$28,993	$24,462
2/28/2022	$28,981	$28,625	$27,837	$23,729
3/31/2022	$29,747	$29,745	$28,870	$24,610
4/30/2022	$25,649	$26,153	$25,380	$22,464
5/31/2022	$24,630	$25,545	$24,796	$22,505
6/30/2022	$22,789	$23,521	$22,857	$20,648
7/31/2022	$25,192	$26,344	$25,590	$22,552
8/31/2022	$24,247	$25,117	$24,453	$21,632
9/30/2022	$21,998	$22,675	$22,087	$19,640
10/31/2022	$22,552	$24,001	$23,427	$21,230
11/30/2022	$22,903	$25,094	$24,451	$22,416
12/31/2022	$20,964	$23,173	$22,598	$21,125
1/31/2023	$22,381	$25,105	$24,504	$22,452
2/28/2023	$21,730	$24,807	$24,215	$21,904
3/31/2023	$23,058	$26,502	$25,728	$22,708
4/30/2023	$22,691	$26,764	$25,950	$23,063
5/31/2023	$23,913	$27,984	$27,066	$23,163
6/30/2023	$25,649	$29,897	$28,937	$24,693
7/31/2023	$26,610	$30,904	$29,932	$25,487
8/31/2023	$26,251	$30,627	$29,596	$25,081
9/30/2023	$24,451	$28,961	$27,969	$23,885
10/31/2023	$23,652	$28,549	$27,484	$23,383
11/30/2023	$26,903	$31,661	$30,458	$25,518
12/31/2023	$27,938	$33,063	$31,911	$26,678
1/31/2024	$29,551	$33,888	$32,617	$27,126
2/29/2024	$32,281	$36,200	$34,862	$28,574
3/31/2024	$32,900	$36,837	$35,493	$29,494
4/30/2024	$30,969	$35,275	$33,929	$28,289
5/31/2024	$32,598	$37,386	$35,950	$29,692
6/30/2024	$34,758	$39,907	$38,260	$30,757
7/31/2024	$33,152	$39,229	$37,775	$31,132
8/31/2024	$34,407	$40,046	$38,504	$31,887
9/30/2024	$35,703	$41,180	$39,568	$32,568
10/31/2024	$36,615	$41,044	$39,419	$32,272
11/30/2024	$41,023	$43,706	$42,080	$34,167
12/31/2024	$40,502	$44,092	$42,268	$33,352
1/31/2025	$42,416	$44,964	$43,126	$34,281
2/28/2025	$39,499	$43,349	$41,516	$33,834
3/31/2025	$34,986	$39,683	$38,020	$31,928
4/30/2025	$36,623	$40,359	$38,630	$31,711
5/31/2025	$40,469	$43,970	$42,045	$33,707
6/30/2025	$44,005	$46,818	$44,759	$35,421
7/31/2025	$45,602	$48,586	$46,409	$36,216
8/31/2025	$46,555	$49,129	$47,020	$36,950
9/30/2025	$48,820	$51,733	$49,489	$38,299
10/31/2025	$50,311	$53,644	$51,308	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R5 at NAV	37.41%	13.86%	17.53%
Russell 1000 Growth Index	30.70%	19.27%	18.29%
Russell 3000 Growth Index	30.16%	18.70%	17.77%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,334,984,395
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 36,989,631
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$8,334,984,395
# of Portfolio Holdings	50
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$36,989,631

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	14.21%
Consumer Discretionary	14.36%
Financials	5.39%
Health Care	6.51%
Industrials	10.94%
Information Technology	46.65%
Repurchase Agreements	1.94%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000155687
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class R6
Trading Symbol	LGLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	0.58%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 37.52%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to AppLovin Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Insmed, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Although security selection within the Financials sector was a net contributor to relative performance over the period, an overweight allocation to Affirm Holdings, Inc. detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,015	$10,028	$10,053	$10,030
12/31/2015	$9,940	$9,881	$9,880	$9,872
1/31/2016	$9,302	$9,329	$9,290	$9,382
2/29/2016	$9,070	$9,325	$9,282	$9,369
3/31/2016	$9,556	$9,954	$9,914	$10,005
4/30/2016	$9,459	$9,863	$9,836	$10,043
5/31/2016	$9,687	$10,055	$10,033	$10,224
6/30/2016	$9,630	$10,015	$9,993	$10,250
7/31/2016	$10,107	$10,488	$10,478	$10,628
8/31/2016	$10,067	$10,436	$10,438	$10,643
9/30/2016	$10,220	$10,474	$10,485	$10,645
10/31/2016	$9,936	$10,228	$10,208	$10,451
11/30/2016	$10,063	$10,451	$10,480	$10,838
12/31/2016	$10,032	$10,580	$10,611	$11,052
1/31/2017	$10,408	$10,937	$10,954	$11,262
2/28/2017	$10,728	$11,391	$11,395	$11,709
3/31/2017	$10,841	$11,523	$11,527	$11,723
4/30/2017	$11,091	$11,786	$11,787	$11,843
5/31/2017	$11,594	$12,093	$12,063	$12,010
6/30/2017	$11,515	$12,061	$12,063	$12,085
7/31/2017	$11,922	$12,381	$12,367	$12,333
8/31/2017	$12,136	$12,608	$12,575	$12,371
9/30/2017	$12,276	$12,772	$12,778	$12,626
10/31/2017	$12,884	$13,267	$13,250	$12,921
11/30/2017	$13,196	$13,670	$13,651	$13,317
12/31/2017	$13,206	$13,777	$13,750	$13,465
1/31/2018	$14,230	$14,752	$14,690	$14,236
2/28/2018	$14,095	$14,366	$14,302	$13,711
3/31/2018	$13,820	$13,972	$13,954	$13,363
4/30/2018	$13,904	$14,020	$14,000	$13,414
5/31/2018	$14,765	$14,635	$14,635	$13,737
6/30/2018	$14,788	$14,776	$14,774	$13,822
7/31/2018	$14,858	$15,210	$15,193	$14,336
8/31/2018	$16,194	$16,041	$16,033	$14,803
9/30/2018	$16,427	$16,131	$16,086	$14,887
10/31/2018	$14,174	$14,688	$14,601	$13,870
11/30/2018	$14,285	$14,844	$14,762	$14,153
12/31/2018	$13,121	$13,568	$13,459	$12,875
1/31/2019	$14,486	$14,788	$14,694	$13,906
2/28/2019	$15,466	$15,317	$15,251	$14,353
3/31/2019	$15,856	$15,753	$15,636	$14,632
4/30/2019	$16,425	$16,464	$16,326	$15,224
5/31/2019	$15,789	$15,424	$15,282	$14,257
6/30/2019	$16,870	$16,484	$16,340	$15,262
7/31/2019	$17,394	$16,856	$16,695	$15,481
8/31/2019	$17,205	$16,727	$16,528	$15,236
9/30/2019	$15,879	$16,729	$16,521	$15,521
10/31/2019	$16,397	$17,200	$16,987	$15,857
11/30/2019	$17,363	$17,963	$17,756	$16,432
12/31/2019	$17,737	$18,505	$18,283	$16,928
1/31/2020	$18,443	$18,919	$18,652	$16,922
2/29/2020	$17,671	$17,631	$17,377	$15,529
3/31/2020	$16,011	$15,896	$15,568	$13,611
4/30/2020	$18,546	$18,248	$17,872	$15,356
5/31/2020	$20,676	$19,474	$19,100	$16,087
6/30/2020	$22,456	$20,322	$19,926	$16,407
7/31/2020	$24,412	$21,885	$21,410	$17,332
8/31/2020	$26,838	$24,143	$23,566	$18,578
9/30/2020	$26,711	$23,007	$22,488	$17,872
10/31/2020	$26,373	$22,226	$21,777	$17,397
11/30/2020	$29,546	$24,502	$24,101	$19,301
12/31/2020	$31,492	$25,629	$25,279	$20,043
1/31/2021	$31,526	$25,439	$25,183	$19,841
2/28/2021	$31,904	$25,433	$25,235	$20,388
3/31/2021	$30,297	$25,870	$25,580	$21,281
4/30/2021	$31,957	$27,630	$27,240	$22,416
5/31/2021	$30,622	$27,248	$26,836	$22,573
6/30/2021	$32,290	$28,958	$28,491	$23,100
7/31/2021	$33,465	$29,912	$29,296	$23,649
8/31/2021	$34,654	$31,030	$30,355	$24,368
9/30/2021	$32,794	$29,293	$28,689	$23,234
10/31/2021	$36,454	$31,830	$31,100	$24,862
11/30/2021	$36,164	$32,024	$31,185	$24,690
12/31/2021	$34,328	$32,701	$31,813	$25,797
1/31/2022	$30,047	$29,895	$28,993	$24,462
2/28/2022	$29,089	$28,625	$27,837	$23,729
3/31/2022	$29,861	$29,745	$28,870	$24,610
4/30/2022	$25,758	$26,153	$25,380	$22,464
5/31/2022	$24,727	$25,545	$24,796	$22,505
6/30/2022	$22,883	$23,521	$22,857	$20,648
7/31/2022	$25,295	$26,344	$25,590	$22,552
8/31/2022	$24,353	$25,117	$24,453	$21,632
9/30/2022	$22,095	$22,675	$22,087	$19,640
10/31/2022	$22,655	$24,001	$23,427	$21,230
11/30/2022	$23,005	$25,094	$24,451	$22,416
12/31/2022	$21,055	$23,173	$22,598	$21,125
1/31/2023	$22,485	$25,105	$24,504	$22,452
2/28/2023	$21,835	$24,807	$24,215	$21,904
3/31/2023	$23,167	$26,502	$25,728	$22,708
4/30/2023	$22,802	$26,764	$25,950	$23,063
5/31/2023	$24,036	$27,984	$27,066	$23,163
6/30/2023	$25,775	$29,897	$28,937	$24,693
7/31/2023	$26,741	$30,904	$29,932	$25,487
8/31/2023	$26,384	$30,627	$29,596	$25,081
9/30/2023	$24,572	$28,961	$27,969	$23,885
10/31/2023	$23,776	$28,549	$27,484	$23,383
11/30/2023	$27,042	$31,661	$30,458	$25,518
12/31/2023	$28,082	$33,063	$31,911	$26,678
1/31/2024	$29,706	$33,888	$32,617	$27,126
2/29/2024	$32,444	$36,200	$34,862	$28,574
3/31/2024	$33,069	$36,837	$35,493	$29,494
4/30/2024	$31,136	$35,275	$33,929	$28,289
5/31/2024	$32,769	$37,386	$35,950	$29,692
6/30/2024	$34,946	$39,907	$38,260	$30,757
7/31/2024	$33,337	$39,229	$37,775	$31,132
8/31/2024	$34,605	$40,046	$38,504	$31,887
9/30/2024	$35,912	$41,180	$39,568	$32,568
10/31/2024	$36,822	$41,044	$39,419	$32,272
11/30/2024	$41,265	$43,706	$42,080	$34,167
12/31/2024	$40,737	$44,092	$42,268	$33,352
1/31/2025	$42,671	$44,964	$43,126	$34,281
2/28/2025	$39,738	$43,349	$41,516	$33,834
3/31/2025	$35,198	$39,683	$38,020	$31,928
4/30/2025	$36,847	$40,359	$38,630	$31,711
5/31/2025	$40,721	$43,970	$42,045	$33,707
6/30/2025	$44,279	$46,818	$44,759	$35,421
7/31/2025	$45,888	$48,586	$46,409	$36,216
8/31/2025	$46,854	$49,129	$47,020	$36,950
9/30/2025	$49,137	$51,733	$49,489	$38,299
10/31/2025	$50,640	$53,644	$51,308	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6 at NAV	37.52%	13.94%	17.61%
Russell 1000 Growth Index	30.70%	19.27%	18.29%
Russell 3000 Growth Index	30.16%	18.70%	17.77%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,334,984,395
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 36,989,631
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$8,334,984,395
# of Portfolio Holdings	50
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$36,989,631

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	14.21%
Consumer Discretionary	14.36%
Financials	5.39%
Health Care	6.51%
Industrials	10.94%
Information Technology	46.65%
Repurchase Agreements	1.94%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000208658
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class A
Trading Symbol	LHCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.03%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 8.61%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 0.06% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Biotechnology industry contributed to relative performance, led by an overweight allocation to Insmed, Inc. Security selection within the Health Care Providers & Services industry also contributed to relative performance, led by an overweight allocation to Guardant Health, Inc.

Top detractors from performance: Security selection within the Health Care Equipment & Supplies industry detracted from relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Life Sciences Tools & Services industry also detracted from relative performance, led by an overweight allocation to Repligen Corp.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$9,422	$10,000	$10,000	$10,000
8/31/2019	$9,196	$9,994	$9,998	$9,763
9/30/2019	$8,756	$9,974	$9,981	$9,968
10/31/2019	$9,095	$10,491	$10,501	$10,241
11/30/2019	$9,868	$10,959	$10,974	$10,491
12/31/2019	$10,170	$11,343	$11,361	$10,860
1/31/2020	$10,006	$11,182	$11,203	$10,741
2/29/2020	$9,573	$10,436	$10,459	$9,873
3/31/2020	$9,014	$10,050	$10,086	$8,540
4/30/2020	$10,107	$11,219	$11,264	$9,455
5/31/2020	$10,911	$11,677	$11,730	$9,866
6/30/2020	$10,948	$11,591	$11,647	$10,181
7/31/2020	$11,420	$12,084	$12,146	$10,720
8/31/2020	$11,878	$12,323	$12,390	$11,376
9/30/2020	$12,230	$12,130	$12,200	$11,009
10/31/2020	$12,104	$11,565	$11,634	$10,741
11/30/2020	$13,130	$12,591	$12,669	$12,065
12/31/2020	$13,945	$13,029	$13,115	$12,626
1/31/2021	$14,328	$13,165	$13,255	$12,568
2/28/2021	$14,243	$12,796	$12,886	$12,859
3/31/2021	$13,704	$13,086	$13,195	$13,203
4/30/2021	$14,377	$13,609	$13,725	$13,780
5/31/2021	$13,924	$13,911	$14,038	$13,995
6/30/2021	$14,682	$14,313	$14,447	$14,179
7/31/2021	$14,944	$14,736	$14,878	$14,277
8/31/2021	$15,547	$15,119	$15,268	$14,634
9/30/2021	$14,739	$14,346	$14,492	$14,030
10/31/2021	$15,561	$14,869	$15,023	$14,746
11/30/2021	$14,301	$14,342	$14,494	$14,390
12/31/2021	$15,094	$15,310	$15,477	$14,966
1/31/2022	$13,240	$14,147	$14,306	$14,231
2/28/2022	$13,347	$14,082	$14,244	$13,863
3/31/2022	$13,927	$14,729	$14,915	$14,164
4/30/2022	$12,843	$14,029	$14,208	$13,030
5/31/2022	$12,675	$14,079	$14,268	$13,046
6/30/2022	$12,568	$13,660	$13,849	$11,946
7/31/2022	$13,232	$14,096	$14,296	$12,780
8/31/2022	$12,874	$13,264	$13,454	$12,309
9/30/2022	$12,217	$12,700	$12,887	$11,131
10/31/2022	$13,026	$13,738	$13,943	$11,803
11/30/2022	$13,545	$14,529	$14,751	$12,718
12/31/2022	$13,278	$14,369	$14,593	$12,218
1/31/2023	$13,400	$14,306	$14,534	$13,094
2/28/2023	$12,980	$13,695	$13,916	$12,718
3/31/2023	$13,110	$14,123	$14,368	$13,110
4/30/2023	$13,881	$14,615	$14,872	$13,299
5/31/2023	$13,606	$14,015	$14,272	$13,156
6/30/2023	$13,873	$14,440	$14,709	$13,920
7/31/2023	$13,736	$14,652	$14,930	$14,430
8/31/2023	$13,408	$14,512	$14,791	$14,027
9/30/2023	$12,553	$14,052	$14,327	$13,446
10/31/2023	$11,752	$13,497	$13,765	$13,042
11/30/2023	$12,576	$14,271	$14,560	$14,246
12/31/2023	$13,667	$14,883	$15,189	$14,930
1/31/2024	$13,858	$15,227	$15,545	$15,018
2/29/2024	$14,507	$15,586	$15,915	$15,662
3/31/2024	$14,835	$15,933	$16,287	$16,154
4/30/2024	$14,056	$15,314	$15,659	$15,621
5/31/2024	$14,484	$15,684	$16,046	$16,255
6/30/2024	$14,919	$15,985	$16,359	$16,617
7/31/2024	$15,003	$16,533	$16,925	$16,886
8/31/2024	$15,850	$17,443	$17,861	$17,314
9/30/2024	$15,422	$16,979	$17,392	$17,716
10/31/2024	$15,102	$16,147	$16,543	$17,319
11/30/2024	$15,805	$15,986	$16,383	$17,967
12/31/2024	$14,664	$15,042	$15,422	$17,541
1/31/2025	$15,391	$15,967	$16,376	$18,130
2/28/2025	$14,947	$16,144	$16,560	$18,021
3/31/2025	$13,922	$15,787	$16,214	$17,309
4/30/2025	$14,067	$15,515	$15,939	$17,471
5/31/2025	$13,608	$14,974	$15,393	$18,475
6/30/2025	$14,159	$15,205	$15,636	$19,304
7/31/2025	$13,838	$14,828	$15,254	$19,566
8/31/2025	$14,947	$15,547	$16,000	$20,049
9/30/2025	$15,299	$15,705	$16,168	$20,776
10/31/2025	$16,402	$16,156	$16,636	$21,241

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class A at NAV	8.61%	6.26%	9.27%
Class A with sales charge	2.35%	5.01%	8.24%
MSCI ACWI Health Care Index with Net Dividends	0.06%	6.91%	7.97%
MSCI ACWI Health Care Index with Gross Dividends	0.56%	7.42%	8.48%
MSCI ACWI Net Index	22.64%	14.61%	12.81%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,451,945
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$8,451,945
# of Portfolio Holdings	66
Portfolio Turnover Rate	91%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	40.41%
Health Care Equipment & Supplies	16.74%
Health Care Providers & Services	11.99%
Health Care Technology	4.06%
Life Sciences Tools & Services	4.18%
Pharmaceuticals	20.60%
Repurchase Agreements	2.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208659
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class C
Trading Symbol	LHCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.78%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 7.86%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 0.06% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Biotechnology industry contributed to relative performance, led by an overweight allocation to Insmed, Inc. Security selection within the Health Care Providers & Services industry also contributed to relative performance, led by an overweight allocation to Guardant Health, Inc.

Top detractors from performance: Security selection within the Health Care Equipment & Supplies industry detracted from relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Life Sciences Tools & Services industry also detracted from relative performance, led by an overweight allocation to Repligen Corp.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,753	$9,994	$9,998	$9,763
9/30/2019	$9,280	$9,974	$9,981	$9,968
10/31/2019	$9,633	$10,491	$10,501	$10,241
11/30/2019	$10,447	$10,959	$10,974	$10,491
12/31/2019	$10,760	$11,343	$11,361	$10,860
1/31/2020	$10,580	$11,182	$11,203	$10,741
2/29/2020	$10,113	$10,436	$10,459	$9,873
3/31/2020	$9,520	$10,050	$10,086	$8,540
4/30/2020	$10,667	$11,219	$11,264	$9,455
5/31/2020	$11,500	$11,677	$11,730	$9,866
6/30/2020	$11,540	$11,591	$11,647	$10,181
7/31/2020	$12,027	$12,084	$12,146	$10,720
8/31/2020	$12,500	$12,323	$12,390	$11,376
9/30/2020	$12,867	$12,130	$12,200	$11,009
10/31/2020	$12,727	$11,565	$11,634	$10,741
11/30/2020	$13,795	$12,591	$12,669	$12,065
12/31/2020	$14,639	$13,029	$13,115	$12,626
1/31/2021	$15,038	$13,165	$13,255	$12,568
2/28/2021	$14,940	$12,796	$12,886	$12,859
3/31/2021	$14,360	$13,086	$13,195	$13,203
4/30/2021	$15,060	$13,609	$13,725	$13,780
5/31/2021	$14,578	$13,911	$14,038	$13,995
6/30/2021	$15,361	$14,313	$14,447	$14,179
7/31/2021	$15,617	$14,736	$14,878	$14,277
8/31/2021	$16,242	$15,119	$15,268	$14,634
9/30/2021	$15,384	$14,346	$14,492	$14,030
10/31/2021	$16,235	$14,869	$15,023	$14,746
11/30/2021	$14,910	$14,342	$14,494	$14,390
12/31/2021	$15,723	$15,310	$15,477	$14,966
1/31/2022	$13,790	$14,147	$14,306	$14,231
2/28/2022	$13,895	$14,082	$14,244	$13,863
3/31/2022	$14,480	$14,729	$14,915	$14,164
4/30/2022	$13,351	$14,029	$14,208	$13,030
5/31/2022	$13,164	$14,079	$14,268	$13,046
6/30/2022	$13,051	$13,660	$13,849	$11,946
7/31/2022	$13,733	$14,096	$14,296	$12,780
8/31/2022	$13,351	$13,264	$13,454	$12,309
9/30/2022	$12,661	$12,700	$12,887	$11,131
10/31/2022	$13,489	$13,738	$13,943	$11,803
11/30/2022	$14,025	$14,529	$14,751	$12,718
12/31/2022	$13,733	$14,369	$14,593	$12,218
1/31/2023	$13,847	$14,306	$14,534	$13,094
2/28/2023	$13,408	$13,695	$13,916	$12,718
3/31/2023	$13,530	$14,123	$14,368	$13,110
4/30/2023	$14,318	$14,615	$14,872	$13,299
5/31/2023	$14,025	$14,015	$14,272	$13,156
6/30/2023	$14,293	$14,440	$14,709	$13,920
7/31/2023	$14,147	$14,652	$14,930	$14,430
8/31/2023	$13,798	$14,512	$14,791	$14,027
9/30/2023	$12,913	$14,052	$14,327	$13,446
10/31/2023	$12,076	$13,497	$13,765	$13,042
11/30/2023	$12,921	$14,271	$14,560	$14,246
12/31/2023	$14,033	$14,883	$15,189	$14,930
1/31/2024	$14,220	$15,227	$15,545	$15,018
2/29/2024	$14,870	$15,586	$15,915	$15,662
3/31/2024	$15,203	$15,933	$16,287	$16,154
4/30/2024	$14,391	$15,314	$15,659	$15,621
5/31/2024	$14,821	$15,684	$16,046	$16,255
6/30/2024	$15,251	$15,985	$16,359	$16,617
7/31/2024	$15,333	$16,533	$16,925	$16,886
8/31/2024	$16,185	$17,443	$17,861	$17,314
9/30/2024	$15,747	$16,979	$17,392	$17,716
10/31/2024	$15,398	$16,147	$16,543	$17,319
11/30/2024	$16,112	$15,986	$16,383	$17,967
12/31/2024	$14,943	$15,042	$15,422	$17,541
1/31/2025	$15,674	$15,967	$16,376	$18,130
2/28/2025	$15,211	$16,144	$16,560	$18,021
3/31/2025	$14,155	$15,787	$16,214	$17,309
4/30/2025	$14,301	$15,515	$15,939	$17,471
5/31/2025	$13,822	$14,974	$15,393	$18,475
6/30/2025	$14,374	$15,205	$15,636	$19,304
7/31/2025	$14,033	$14,828	$15,254	$19,566
8/31/2025	$15,154	$15,547	$16,000	$20,049
9/30/2025	$15,495	$15,705	$16,168	$20,776
10/31/2025	$16,608	$16,156	$16,636	$21,241

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class C at NAV	7.86%	5.47%	8.45%
Class C with sales charge	6.86%	5.47%	8.45%
MSCI ACWI Health Care Index with Net Dividends	0.06%	6.91%	7.97%
MSCI ACWI Health Care Index with Gross Dividends	0.56%	7.42%	8.48%
MSCI ACWI Net Index	22.64%	14.61%	12.81%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,451,945
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$8,451,945
# of Portfolio Holdings	66
Portfolio Turnover Rate	91%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	40.41%
Health Care Equipment & Supplies	16.74%
Health Care Providers & Services	11.99%
Health Care Technology	4.06%
Life Sciences Tools & Services	4.18%
Pharmaceuticals	20.60%
Repurchase Agreements	2.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208660
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class F
Trading Symbol	LHCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 8.89%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 0.06% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Biotechnology industry contributed to relative performance, led by an overweight allocation to Insmed, Inc. Security selection within the Health Care Providers & Services industry also contributed to relative performance, led by an overweight allocation to Guardant Health, Inc.

Top detractors from performance: Security selection within the Health Care Equipment & Supplies industry detracted from relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Life Sciences Tools & Services industry also detracted from relative performance, led by an overweight allocation to Repligen Corp.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,767	$9,994	$9,998	$9,763
9/30/2019	$9,293	$9,974	$9,981	$9,968
10/31/2019	$9,660	$10,491	$10,501	$10,241
11/30/2019	$10,481	$10,959	$10,974	$10,491
12/31/2019	$10,807	$11,343	$11,361	$10,860
1/31/2020	$10,634	$11,182	$11,203	$10,741
2/29/2020	$10,174	$10,436	$10,459	$9,873
3/31/2020	$9,581	$10,050	$10,086	$8,540
4/30/2020	$10,747	$11,219	$11,264	$9,455
5/31/2020	$11,601	$11,677	$11,730	$9,866
6/30/2020	$11,648	$11,591	$11,647	$10,181
7/31/2020	$12,148	$12,084	$12,146	$10,720
8/31/2020	$12,634	$12,323	$12,390	$11,376
9/30/2020	$13,014	$12,130	$12,200	$11,009
10/31/2020	$12,881	$11,565	$11,634	$10,741
11/30/2020	$13,976	$12,591	$12,669	$12,065
12/31/2020	$14,849	$13,029	$13,115	$12,626
1/31/2021	$15,262	$13,165	$13,255	$12,568
2/28/2021	$15,172	$12,796	$12,886	$12,859
3/31/2021	$14,600	$13,086	$13,195	$13,203
4/30/2021	$15,322	$13,609	$13,725	$13,780
5/31/2021	$14,841	$13,911	$14,038	$13,995
6/30/2021	$15,653	$14,313	$14,447	$14,179
7/31/2021	$15,931	$14,736	$14,878	$14,277
8/31/2021	$16,585	$15,119	$15,268	$14,634
9/30/2021	$15,721	$14,346	$14,492	$14,030
10/31/2021	$16,600	$14,869	$15,023	$14,746
11/30/2021	$15,263	$14,342	$14,494	$14,390
12/31/2021	$16,113	$15,310	$15,477	$14,966
1/31/2022	$14,138	$14,147	$14,306	$14,231
2/28/2022	$14,259	$14,082	$14,244	$13,863
3/31/2022	$14,874	$14,729	$14,915	$14,164
4/30/2022	$13,717	$14,029	$14,208	$13,030
5/31/2022	$13,539	$14,079	$14,268	$13,046
6/30/2022	$13,434	$13,660	$13,849	$11,946
7/31/2022	$14,146	$14,096	$14,296	$12,780
8/31/2022	$13,766	$13,264	$13,454	$12,309
9/30/2022	$13,070	$12,700	$12,887	$11,131
10/31/2022	$13,936	$13,738	$13,943	$11,803
11/30/2022	$14,494	$14,529	$14,751	$12,718
12/31/2022	$14,211	$14,369	$14,593	$12,218
1/31/2023	$14,340	$14,306	$14,534	$13,094
2/28/2023	$13,895	$13,695	$13,916	$12,718
3/31/2023	$14,033	$14,123	$14,368	$13,110
4/30/2023	$14,866	$14,615	$14,872	$13,299
5/31/2023	$14,575	$14,015	$14,272	$13,156
6/30/2023	$14,866	$14,440	$14,709	$13,920
7/31/2023	$14,721	$14,652	$14,930	$14,430
8/31/2023	$14,373	$14,512	$14,791	$14,027
9/30/2023	$13,458	$14,052	$14,327	$13,446
10/31/2023	$12,600	$13,497	$13,765	$13,042
11/30/2023	$13,491	$14,271	$14,560	$14,246
12/31/2023	$14,664	$14,883	$15,189	$14,930
1/31/2024	$14,874	$15,227	$15,545	$15,018
2/29/2024	$15,570	$15,586	$15,915	$15,662
3/31/2024	$15,926	$15,933	$16,287	$16,154
4/30/2024	$15,085	$15,314	$15,659	$15,621
5/31/2024	$15,554	$15,684	$16,046	$16,255
6/30/2024	$16,024	$15,985	$16,359	$16,617
7/31/2024	$16,113	$16,533	$16,925	$16,886
8/31/2024	$17,027	$17,443	$17,861	$17,314
9/30/2024	$16,582	$16,979	$17,392	$17,716
10/31/2024	$16,234	$16,147	$16,543	$17,319
11/30/2024	$16,994	$15,986	$16,383	$17,967
12/31/2024	$15,767	$15,042	$15,422	$17,541
1/31/2025	$16,555	$15,967	$16,376	$18,130
2/28/2025	$16,084	$16,144	$16,560	$18,021
3/31/2025	$14,978	$15,787	$16,214	$17,309
4/30/2025	$15,141	$15,515	$15,939	$17,471
5/31/2025	$14,645	$14,974	$15,393	$18,475
6/30/2025	$15,246	$15,205	$15,636	$19,304
7/31/2025	$14,905	$14,828	$15,254	$19,566
8/31/2025	$16,100	$15,547	$16,000	$20,049
9/30/2025	$16,482	$15,705	$16,168	$20,776
10/31/2025	$17,676	$16,156	$16,636	$21,241

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class F at NAV	8.89%	6.53%	9.54%
MSCI ACWI Health Care Index with Net Dividends	0.06%	6.91%	7.97%
MSCI ACWI Health Care Index with Gross Dividends	0.56%	7.42%	8.48%
MSCI ACWI Net Index	22.64%	14.61%	12.81%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,451,945
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$8,451,945
# of Portfolio Holdings	66
Portfolio Turnover Rate	91%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	40.41%
Health Care Equipment & Supplies	16.74%
Health Care Providers & Services	11.99%
Health Care Technology	4.06%
Life Sciences Tools & Services	4.18%
Pharmaceuticals	20.60%
Repurchase Agreements	2.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208661
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class F3
Trading Symbol	LHCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 9.09%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 0.06% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Biotechnology industry contributed to relative performance, led by an overweight allocation to Insmed, Inc. Security selection within the Health Care Providers & Services industry also contributed to relative performance, led by an overweight allocation to Guardant Health, Inc.

Top detractors from performance: Security selection within the Health Care Equipment & Supplies industry detracted from relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Life Sciences Tools & Services industry also detracted from relative performance, led by an overweight allocation to Repligen Corp.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,767	$9,994	$9,998	$9,763
9/30/2019	$9,293	$9,974	$9,981	$9,968
10/31/2019	$9,660	$10,491	$10,501	$10,241
11/30/2019	$10,487	$10,959	$10,974	$10,491
12/31/2019	$10,807	$11,343	$11,361	$10,860
1/31/2020	$10,641	$11,182	$11,203	$10,741
2/29/2020	$10,180	$10,436	$10,459	$9,873
3/31/2020	$9,586	$10,050	$10,086	$8,540
4/30/2020	$10,754	$11,219	$11,264	$9,455
5/31/2020	$11,608	$11,677	$11,730	$9,866
6/30/2020	$11,655	$11,591	$11,647	$10,181
7/31/2020	$12,155	$12,084	$12,146	$10,720
8/31/2020	$12,642	$12,323	$12,390	$11,376
9/30/2020	$13,022	$12,130	$12,200	$11,009
10/31/2020	$12,895	$11,565	$11,634	$10,741
11/30/2020	$13,995	$12,591	$12,669	$12,065
12/31/2020	$14,861	$13,029	$13,115	$12,626
1/31/2021	$15,275	$13,165	$13,255	$12,568
2/28/2021	$15,192	$12,796	$12,886	$12,859
3/31/2021	$14,620	$13,086	$13,195	$13,203
4/30/2021	$15,335	$13,609	$13,725	$13,780
5/31/2021	$14,861	$13,911	$14,038	$13,995
6/30/2021	$15,674	$14,313	$14,447	$14,179
7/31/2021	$15,953	$14,736	$14,878	$14,277
8/31/2021	$16,608	$15,119	$15,268	$14,634
9/30/2021	$15,742	$14,346	$14,492	$14,030
10/31/2021	$16,623	$14,869	$15,023	$14,746
11/30/2021	$15,283	$14,342	$14,494	$14,390
12/31/2021	$16,135	$15,310	$15,477	$14,966
1/31/2022	$14,156	$14,147	$14,306	$14,231
2/28/2022	$14,286	$14,082	$14,244	$13,863
3/31/2022	$14,902	$14,729	$14,915	$14,164
4/30/2022	$13,743	$14,029	$14,208	$13,030
5/31/2022	$13,573	$14,079	$14,268	$13,046
6/30/2022	$13,459	$13,660	$13,849	$11,946
7/31/2022	$14,181	$14,096	$14,296	$12,780
8/31/2022	$13,800	$13,264	$13,454	$12,309
9/30/2022	$13,102	$12,700	$12,887	$11,131
10/31/2022	$13,970	$13,738	$13,943	$11,803
11/30/2022	$14,536	$14,529	$14,751	$12,718
12/31/2022	$14,252	$14,369	$14,593	$12,218
1/31/2023	$14,382	$14,306	$14,534	$13,094
2/28/2023	$13,935	$13,695	$13,916	$12,718
3/31/2023	$14,081	$14,123	$14,368	$13,110
4/30/2023	$14,910	$14,615	$14,872	$13,299
5/31/2023	$14,626	$14,015	$14,272	$13,156
6/30/2023	$14,918	$14,440	$14,709	$13,920
7/31/2023	$14,780	$14,652	$14,930	$14,430
8/31/2023	$14,423	$14,512	$14,791	$14,027
9/30/2023	$13,512	$14,052	$14,327	$13,446
10/31/2023	$12,650	$13,497	$13,765	$13,042
11/30/2023	$13,545	$14,271	$14,560	$14,246
12/31/2023	$14,731	$14,883	$15,189	$14,930
1/31/2024	$14,943	$15,227	$15,545	$15,018
2/29/2024	$15,642	$15,586	$15,915	$15,662
3/31/2024	$16,008	$15,933	$16,287	$16,154
4/30/2024	$15,162	$15,314	$15,659	$15,621
5/31/2024	$15,634	$15,684	$16,046	$16,255
6/30/2024	$16,105	$15,985	$16,359	$16,617
7/31/2024	$16,203	$16,533	$16,925	$16,886
8/31/2024	$17,122	$17,443	$17,861	$17,314
9/30/2024	$16,675	$16,979	$17,392	$17,716
10/31/2024	$16,325	$16,147	$16,543	$17,319
11/30/2024	$17,098	$15,986	$16,383	$17,967
12/31/2024	$15,872	$15,042	$15,422	$17,541
1/31/2025	$16,665	$15,967	$16,376	$18,130
2/28/2025	$16,182	$16,144	$16,560	$18,021
3/31/2025	$15,079	$15,787	$16,214	$17,309
4/30/2025	$15,242	$15,515	$15,939	$17,471
5/31/2025	$14,744	$14,974	$15,393	$18,475
6/30/2025	$15,349	$15,205	$15,636	$19,304
7/31/2025	$15,005	$14,828	$15,254	$19,566
8/31/2025	$16,215	$15,547	$16,000	$20,049
9/30/2025	$16,599	$15,705	$16,168	$20,776
10/31/2025	$17,809	$16,156	$16,636	$21,241

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class F3 at NAV	9.09%	6.67%	9.67%
MSCI ACWI Health Care Index with Net Dividends	0.06%	6.91%	7.97%
MSCI ACWI Health Care Index with Gross Dividends	0.56%	7.42%	8.48%
MSCI ACWI Net Index	22.64%	14.61%	12.81%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,451,945
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$8,451,945
# of Portfolio Holdings	66
Portfolio Turnover Rate	91%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	40.41%
Health Care Equipment & Supplies	16.74%
Health Care Providers & Services	11.99%
Health Care Technology	4.06%
Life Sciences Tools & Services	4.18%
Pharmaceuticals	20.60%
Repurchase Agreements	2.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: As of March 1, 2025, the expense limitation on total net annual operating expenses increased from 0.60% to 0.68% as part of the annual review of transfer agency expenses.

Material Fund Change Expenses [Text Block]	Expenses: As of March 1, 2025, the expense limitation on total net annual operating expenses increased from 0.60% to 0.68% as part of the annual review of transfer agency expenses.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000208662
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class I
Trading Symbol	LHCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 8.92%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 0.06% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Biotechnology industry contributed to relative performance, led by an overweight allocation to Insmed, Inc. Security selection within the Health Care Providers & Services industry also contributed to relative performance, led by an overweight allocation to Guardant Health, Inc.

Top detractors from performance: Security selection within the Health Care Equipment & Supplies industry detracted from relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Life Sciences Tools & Services industry also detracted from relative performance, led by an overweight allocation to Repligen Corp.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,767	$9,994	$9,998	$9,763
9/30/2019	$9,293	$9,974	$9,981	$9,968
10/31/2019	$9,660	$10,491	$10,501	$10,241
11/30/2019	$10,485	$10,959	$10,974	$10,491
12/31/2019	$10,805	$11,343	$11,361	$10,860
1/31/2020	$10,632	$11,182	$11,203	$10,741
2/29/2020	$10,172	$10,436	$10,459	$9,873
3/31/2020	$9,585	$10,050	$10,086	$8,540
4/30/2020	$10,745	$11,219	$11,264	$9,455
5/31/2020	$11,599	$11,677	$11,730	$9,866
6/30/2020	$11,646	$11,591	$11,647	$10,181
7/31/2020	$12,146	$12,084	$12,146	$10,720
8/31/2020	$12,639	$12,323	$12,390	$11,376
9/30/2020	$13,013	$12,130	$12,200	$11,009
10/31/2020	$12,886	$11,565	$11,634	$10,741
11/30/2020	$13,975	$12,591	$12,669	$12,065
12/31/2020	$14,848	$13,029	$13,115	$12,626
1/31/2021	$15,262	$13,165	$13,255	$12,568
2/28/2021	$15,171	$12,796	$12,886	$12,859
3/31/2021	$14,600	$13,086	$13,195	$13,203
4/30/2021	$15,322	$13,609	$13,725	$13,780
5/31/2021	$14,840	$13,911	$14,038	$13,995
6/30/2021	$15,653	$14,313	$14,447	$14,179
7/31/2021	$15,931	$14,736	$14,878	$14,277
8/31/2021	$16,586	$15,119	$15,268	$14,634
9/30/2021	$15,721	$14,346	$14,492	$14,030
10/31/2021	$16,601	$14,869	$15,023	$14,746
11/30/2021	$15,255	$14,342	$14,494	$14,390
12/31/2021	$16,105	$15,310	$15,477	$14,966
1/31/2022	$14,138	$14,147	$14,306	$14,231
2/28/2022	$14,259	$14,082	$14,244	$13,863
3/31/2022	$14,874	$14,729	$14,915	$14,164
4/30/2022	$13,716	$14,029	$14,208	$13,030
5/31/2022	$13,538	$14,079	$14,268	$13,046
6/30/2022	$13,433	$13,660	$13,849	$11,946
7/31/2022	$14,146	$14,096	$14,296	$12,780
8/31/2022	$13,765	$13,264	$13,454	$12,309
9/30/2022	$13,069	$12,700	$12,887	$11,131
10/31/2022	$13,935	$13,738	$13,943	$11,803
11/30/2022	$14,498	$14,529	$14,751	$12,718
12/31/2022	$14,206	$14,369	$14,593	$12,218
1/31/2023	$14,344	$14,306	$14,534	$13,094
2/28/2023	$13,898	$13,695	$13,916	$12,718
3/31/2023	$14,035	$14,123	$14,368	$13,110
4/30/2023	$14,862	$14,615	$14,872	$13,299
5/31/2023	$14,571	$14,015	$14,272	$13,156
6/30/2023	$14,871	$14,440	$14,709	$13,920
7/31/2023	$14,725	$14,652	$14,930	$14,430
8/31/2023	$14,368	$14,512	$14,791	$14,027
9/30/2023	$13,460	$14,052	$14,327	$13,446
10/31/2023	$12,600	$13,497	$13,765	$13,042
11/30/2023	$13,492	$14,271	$14,560	$14,246
12/31/2023	$14,660	$14,883	$15,189	$14,930
1/31/2024	$14,871	$15,227	$15,545	$15,018
2/29/2024	$15,568	$15,586	$15,915	$15,662
3/31/2024	$15,925	$15,933	$16,287	$16,154
4/30/2024	$15,089	$15,314	$15,659	$15,621
5/31/2024	$15,552	$15,684	$16,046	$16,255
6/30/2024	$16,022	$15,985	$16,359	$16,617
7/31/2024	$16,111	$16,533	$16,925	$16,886
8/31/2024	$17,027	$17,443	$17,861	$17,314
9/30/2024	$16,581	$16,979	$17,392	$17,716
10/31/2024	$16,233	$16,147	$16,543	$17,319
11/30/2024	$16,995	$15,986	$16,383	$17,967
12/31/2024	$15,773	$15,042	$15,422	$17,541
1/31/2025	$16,555	$15,967	$16,376	$18,130
2/28/2025	$16,083	$16,144	$16,560	$18,021
3/31/2025	$14,982	$15,787	$16,214	$17,309
4/30/2025	$15,145	$15,515	$15,939	$17,471
5/31/2025	$14,648	$14,974	$15,393	$18,475
6/30/2025	$15,243	$15,205	$15,636	$19,304
7/31/2025	$14,901	$14,828	$15,254	$19,566
8/31/2025	$16,099	$15,547	$16,000	$20,049
9/30/2025	$16,482	$15,705	$16,168	$20,776
10/31/2025	$17,680	$16,156	$16,636	$21,241

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class I at NAV	8.92%	6.53%	9.54%
MSCI ACWI Health Care Index with Net Dividends	0.06%	6.91%	7.97%
MSCI ACWI Health Care Index with Gross Dividends	0.56%	7.42%	8.48%
MSCI ACWI Net Index	22.64%	14.61%	12.81%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,451,945
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$8,451,945
# of Portfolio Holdings	66
Portfolio Turnover Rate	91%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	40.41%
Health Care Equipment & Supplies	16.74%
Health Care Providers & Services	11.99%
Health Care Technology	4.06%
Life Sciences Tools & Services	4.18%
Pharmaceuticals	20.60%
Repurchase Agreements	2.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208664
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class R3
Trading Symbol	LHCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$133	1.28%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 8.39%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 0.06% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Biotechnology industry contributed to relative performance, led by an overweight allocation to Insmed, Inc. Security selection within the Health Care Providers & Services industry also contributed to relative performance, led by an overweight allocation to Guardant Health, Inc.

Top detractors from performance: Security selection within the Health Care Equipment & Supplies industry detracted from relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Life Sciences Tools & Services industry also detracted from relative performance, led by an overweight allocation to Repligen Corp.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,760	$9,994	$9,998	$9,763
9/30/2019	$9,287	$9,974	$9,981	$9,968
10/31/2019	$9,647	$10,491	$10,501	$10,241
11/30/2019	$10,467	$10,959	$10,974	$10,491
12/31/2019	$10,780	$11,343	$11,361	$10,860
1/31/2020	$10,607	$11,182	$11,203	$10,741
2/29/2020	$10,140	$10,436	$10,459	$9,873
3/31/2020	$9,553	$10,050	$10,086	$8,540
4/30/2020	$10,707	$11,219	$11,264	$9,455
5/31/2020	$11,553	$11,677	$11,730	$9,866
6/30/2020	$11,593	$11,591	$11,647	$10,181
7/31/2020	$12,087	$12,084	$12,146	$10,720
8/31/2020	$12,567	$12,323	$12,390	$11,376
9/30/2020	$12,940	$12,130	$12,200	$11,009
10/31/2020	$12,807	$11,565	$11,634	$10,741
11/30/2020	$13,889	$12,591	$12,669	$12,065
12/31/2020	$14,747	$13,029	$13,115	$12,626
1/31/2021	$15,146	$13,165	$13,255	$12,568
2/28/2021	$15,055	$12,796	$12,886	$12,859
3/31/2021	$14,483	$13,086	$13,195	$13,203
4/30/2021	$15,191	$13,609	$13,725	$13,780
5/31/2021	$14,709	$13,911	$14,038	$13,995
6/30/2021	$15,507	$14,313	$14,447	$14,179
7/31/2021	$15,778	$14,736	$14,878	$14,277
8/31/2021	$16,410	$15,119	$15,268	$14,634
9/30/2021	$15,552	$14,346	$14,492	$14,030
10/31/2021	$16,417	$14,869	$15,023	$14,746
11/30/2021	$15,078	$14,342	$14,494	$14,390
12/31/2021	$15,913	$15,310	$15,477	$14,966
1/31/2022	$13,960	$14,147	$14,306	$14,231
2/28/2022	$14,073	$14,082	$14,244	$13,863
3/31/2022	$14,673	$14,729	$14,915	$14,164
4/30/2022	$13,530	$14,029	$14,208	$13,030
5/31/2022	$13,352	$14,079	$14,268	$13,046
6/30/2022	$13,238	$13,660	$13,849	$11,946
7/31/2022	$13,935	$14,096	$14,296	$12,780
8/31/2022	$13,554	$13,264	$13,454	$12,309
9/30/2022	$12,865	$12,700	$12,887	$11,131
10/31/2022	$13,708	$13,738	$13,943	$11,803
11/30/2022	$14,260	$14,529	$14,751	$12,718
12/31/2022	$13,968	$14,369	$14,593	$12,218
1/31/2023	$14,089	$14,306	$14,534	$13,094
2/28/2023	$13,652	$13,695	$13,916	$12,718
3/31/2023	$13,781	$14,123	$14,368	$13,110
4/30/2023	$14,592	$14,615	$14,872	$13,299
5/31/2023	$14,300	$14,015	$14,272	$13,156
6/30/2023	$14,584	$14,440	$14,709	$13,920
7/31/2023	$14,438	$14,652	$14,930	$14,430
8/31/2023	$14,081	$14,512	$14,791	$14,027
9/30/2023	$13,181	$14,052	$14,327	$13,446
10/31/2023	$12,338	$13,497	$13,765	$13,042
11/30/2023	$13,206	$14,271	$14,560	$14,246
12/31/2023	$14,349	$14,883	$15,189	$14,930
1/31/2024	$14,543	$15,227	$15,545	$15,018
2/29/2024	$15,216	$15,586	$15,915	$15,662
3/31/2024	$15,565	$15,933	$16,287	$16,154
4/30/2024	$14,738	$15,314	$15,659	$15,621
5/31/2024	$15,184	$15,684	$16,046	$16,255
6/30/2024	$15,638	$15,985	$16,359	$16,617
7/31/2024	$15,719	$16,533	$16,925	$16,886
8/31/2024	$16,602	$17,443	$17,861	$17,314
9/30/2024	$16,165	$16,979	$17,392	$17,716
10/31/2024	$15,816	$16,147	$16,543	$17,319
11/30/2024	$16,550	$15,986	$16,383	$17,967
12/31/2024	$15,354	$15,042	$15,422	$17,541
1/31/2025	$16,111	$15,967	$16,376	$18,130
2/28/2025	$15,639	$16,144	$16,560	$18,021
3/31/2025	$14,566	$15,787	$16,214	$17,309
4/30/2025	$14,720	$15,515	$15,939	$17,471
5/31/2025	$14,232	$14,974	$15,393	$18,475
6/30/2025	$14,810	$15,205	$15,636	$19,304
7/31/2025	$14,468	$14,828	$15,254	$19,566
8/31/2025	$15,623	$15,547	$16,000	$20,049
9/30/2025	$15,989	$15,705	$16,168	$20,776
10/31/2025	$17,144	$16,156	$16,636	$21,241

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class R3 at NAV	8.39%	6.01%	9.00%
MSCI ACWI Health Care Index with Net Dividends	0.06%	6.91%	7.97%
MSCI ACWI Health Care Index with Gross Dividends	0.56%	7.42%	8.48%
MSCI ACWI Net Index	22.64%	14.61%	12.81%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,451,945
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$8,451,945
# of Portfolio Holdings	66
Portfolio Turnover Rate	91%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	40.41%
Health Care Equipment & Supplies	16.74%
Health Care Providers & Services	11.99%
Health Care Technology	4.06%
Life Sciences Tools & Services	4.18%
Pharmaceuticals	20.60%
Repurchase Agreements	2.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208665
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class R4
Trading Symbol	LHCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$107	1.03%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 8.67%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 0.06% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Biotechnology industry contributed to relative performance, led by an overweight allocation to Insmed, Inc. Security selection within the Health Care Providers & Services industry also contributed to relative performance, led by an overweight allocation to Guardant Health, Inc.

Top detractors from performance: Security selection within the Health Care Equipment & Supplies industry detracted from relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Life Sciences Tools & Services industry also detracted from relative performance, led by an overweight allocation to Repligen Corp.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,760	$9,994	$9,998	$9,763
9/30/2019	$9,293	$9,974	$9,981	$9,968
10/31/2019	$9,653	$10,491	$10,501	$10,241
11/30/2019	$10,473	$10,959	$10,974	$10,491
12/31/2019	$10,793	$11,343	$11,361	$10,860
1/31/2020	$10,620	$11,182	$11,203	$10,741
2/29/2020	$10,160	$10,436	$10,459	$9,873
3/31/2020	$9,567	$10,050	$10,086	$8,540
4/30/2020	$10,727	$11,219	$11,264	$9,455
5/31/2020	$11,573	$11,677	$11,730	$9,866
6/30/2020	$11,620	$11,591	$11,647	$10,181
7/31/2020	$12,120	$12,084	$12,146	$10,720
8/31/2020	$12,607	$12,323	$12,390	$11,376
9/30/2020	$12,980	$12,130	$12,200	$11,009
10/31/2020	$12,847	$11,565	$11,634	$10,741
11/30/2020	$13,936	$12,591	$12,669	$12,065
12/31/2020	$14,800	$13,029	$13,115	$12,626
1/31/2021	$15,207	$13,165	$13,255	$12,568
2/28/2021	$15,116	$12,796	$12,886	$12,859
3/31/2021	$14,545	$13,086	$13,195	$13,203
4/30/2021	$15,252	$13,609	$13,725	$13,780
5/31/2021	$14,778	$13,911	$14,038	$13,995
6/30/2021	$15,583	$14,313	$14,447	$14,179
7/31/2021	$15,853	$14,736	$14,878	$14,277
8/31/2021	$16,500	$15,119	$15,268	$14,634
9/30/2021	$15,635	$14,346	$14,492	$14,030
10/31/2021	$16,508	$14,869	$15,023	$14,746
11/30/2021	$15,170	$14,342	$14,494	$14,390
12/31/2021	$16,012	$15,310	$15,477	$14,966
1/31/2022	$14,044	$14,147	$14,306	$14,231
2/28/2022	$14,165	$14,082	$14,244	$13,863
3/31/2022	$14,773	$14,729	$14,915	$14,164
4/30/2022	$13,623	$14,029	$14,208	$13,030
5/31/2022	$13,444	$14,079	$14,268	$13,046
6/30/2022	$13,339	$13,660	$13,849	$11,946
7/31/2022	$14,044	$14,096	$14,296	$12,780
8/31/2022	$13,663	$13,264	$13,454	$12,309
9/30/2022	$12,967	$12,700	$12,887	$11,131
10/31/2022	$13,825	$13,738	$13,943	$11,803
11/30/2022	$14,376	$14,529	$14,751	$12,718
12/31/2022	$14,084	$14,369	$14,593	$12,218
1/31/2023	$14,214	$14,306	$14,534	$13,094
2/28/2023	$13,768	$13,695	$13,916	$12,718
3/31/2023	$13,906	$14,123	$14,368	$13,110
4/30/2023	$14,724	$14,615	$14,872	$13,299
5/31/2023	$14,433	$14,015	$14,272	$13,156
6/30/2023	$14,724	$14,440	$14,709	$13,920
7/31/2023	$14,578	$14,652	$14,930	$14,430
8/31/2023	$14,222	$14,512	$14,791	$14,027
9/30/2023	$13,323	$14,052	$14,327	$13,446
10/31/2023	$12,465	$13,497	$13,765	$13,042
11/30/2023	$13,347	$14,271	$14,560	$14,246
12/31/2023	$14,505	$14,883	$15,189	$14,930
1/31/2024	$14,708	$15,227	$15,545	$15,018
2/29/2024	$15,388	$15,586	$15,915	$15,662
3/31/2024	$15,745	$15,933	$16,287	$16,154
4/30/2024	$14,910	$15,314	$15,659	$15,621
5/31/2024	$15,364	$15,684	$16,046	$16,255
6/30/2024	$15,826	$15,985	$16,359	$16,617
7/31/2024	$15,915	$16,533	$16,925	$16,886
8/31/2024	$16,814	$17,443	$17,861	$17,314
9/30/2024	$16,368	$16,979	$17,392	$17,716
10/31/2024	$16,020	$16,147	$16,543	$17,319
11/30/2024	$16,767	$15,986	$16,383	$17,967
12/31/2024	$15,556	$15,042	$15,422	$17,541
1/31/2025	$16,336	$15,967	$16,376	$18,130
2/28/2025	$15,857	$16,144	$16,560	$18,021
3/31/2025	$14,768	$15,787	$16,214	$17,309
4/30/2025	$14,931	$15,515	$15,939	$17,471
5/31/2025	$14,435	$14,974	$15,393	$18,475
6/30/2025	$15,020	$15,205	$15,636	$19,304
7/31/2025	$14,679	$14,828	$15,254	$19,566
8/31/2025	$15,857	$15,547	$16,000	$20,049
9/30/2025	$16,231	$15,705	$16,168	$20,776
10/31/2025	$17,408	$16,156	$16,636	$21,241

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class R4 at NAV	8.67%	6.27%	9.27%
MSCI ACWI Health Care Index with Net Dividends	0.06%	6.91%	7.97%
MSCI ACWI Health Care Index with Gross Dividends	0.56%	7.42%	8.48%
MSCI ACWI Net Index	22.64%	14.61%	12.81%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,451,945
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$8,451,945
# of Portfolio Holdings	66
Portfolio Turnover Rate	91%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	40.41%
Health Care Equipment & Supplies	16.74%
Health Care Providers & Services	11.99%
Health Care Technology	4.06%
Life Sciences Tools & Services	4.18%
Pharmaceuticals	20.60%
Repurchase Agreements	2.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208667
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class R5
Trading Symbol	LHCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 8.92%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 0.06% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Biotechnology industry contributed to relative performance, led by an overweight allocation to Insmed, Inc. Security selection within the Health Care Providers & Services industry also contributed to relative performance, led by an overweight allocation to Guardant Health, Inc.

Top detractors from performance: Security selection within the Health Care Equipment & Supplies industry detracted from relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Life Sciences Tools & Services industry also detracted from relative performance, led by an overweight allocation to Repligen Corp.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,767	$9,994	$9,998	$9,763
9/30/2019	$9,293	$9,974	$9,981	$9,968
10/31/2019	$9,660	$10,491	$10,501	$10,241
11/30/2019	$10,485	$10,959	$10,974	$10,491
12/31/2019	$10,805	$11,343	$11,361	$10,860
1/31/2020	$10,631	$11,182	$11,203	$10,741
2/29/2020	$10,171	$10,436	$10,459	$9,873
3/31/2020	$9,584	$10,050	$10,086	$8,540
4/30/2020	$10,745	$11,219	$11,264	$9,455
5/31/2020	$11,599	$11,677	$11,730	$9,866
6/30/2020	$11,645	$11,591	$11,647	$10,181
7/31/2020	$12,145	$12,084	$12,146	$10,720
8/31/2020	$12,639	$12,323	$12,390	$11,376
9/30/2020	$13,019	$12,130	$12,200	$11,009
10/31/2020	$12,886	$11,565	$11,634	$10,741
11/30/2020	$13,979	$12,591	$12,669	$12,065
12/31/2020	$14,852	$13,029	$13,115	$12,626
1/31/2021	$15,258	$13,165	$13,255	$12,568
2/28/2021	$15,176	$12,796	$12,886	$12,859
3/31/2021	$14,604	$13,086	$13,195	$13,203
4/30/2021	$15,319	$13,609	$13,725	$13,780
5/31/2021	$14,845	$13,911	$14,038	$13,995
6/30/2021	$15,657	$14,313	$14,447	$14,179
7/31/2021	$15,936	$14,736	$14,878	$14,277
8/31/2021	$16,583	$15,119	$15,268	$14,634
9/30/2021	$15,725	$14,346	$14,492	$14,030
10/31/2021	$16,605	$14,869	$15,023	$14,746
11/30/2021	$15,259	$14,342	$14,494	$14,390
12/31/2021	$16,110	$15,310	$15,477	$14,966
1/31/2022	$14,133	$14,147	$14,306	$14,231
2/28/2022	$14,255	$14,082	$14,244	$13,863
3/31/2022	$14,870	$14,729	$14,915	$14,164
4/30/2022	$13,720	$14,029	$14,208	$13,030
5/31/2022	$13,542	$14,079	$14,268	$13,046
6/30/2022	$13,437	$13,660	$13,849	$11,946
7/31/2022	$14,150	$14,096	$14,296	$12,780
8/31/2022	$13,769	$13,264	$13,454	$12,309
9/30/2022	$13,072	$12,700	$12,887	$11,131
10/31/2022	$13,939	$13,738	$13,943	$11,803
11/30/2022	$14,493	$14,529	$14,751	$12,718
12/31/2022	$14,209	$14,369	$14,593	$12,218
1/31/2023	$14,339	$14,306	$14,534	$13,094
2/28/2023	$13,893	$13,695	$13,916	$12,718
3/31/2023	$14,039	$14,123	$14,368	$13,110
4/30/2023	$14,866	$14,615	$14,872	$13,299
5/31/2023	$14,574	$14,015	$14,272	$13,156
6/30/2023	$14,866	$14,440	$14,709	$13,920
7/31/2023	$14,728	$14,652	$14,930	$14,430
8/31/2023	$14,371	$14,512	$14,791	$14,027
9/30/2023	$13,463	$14,052	$14,327	$13,446
10/31/2023	$12,603	$13,497	$13,765	$13,042
11/30/2023	$13,496	$14,271	$14,560	$14,246
12/31/2023	$14,663	$14,883	$15,189	$14,930
1/31/2024	$14,874	$15,227	$15,545	$15,018
2/29/2024	$15,572	$15,586	$15,915	$15,662
3/31/2024	$15,929	$15,933	$16,287	$16,154
4/30/2024	$15,093	$15,314	$15,659	$15,621
5/31/2024	$15,556	$15,684	$16,046	$16,255
6/30/2024	$16,026	$15,985	$16,359	$16,617
7/31/2024	$16,115	$16,533	$16,925	$16,886
8/31/2024	$17,032	$17,443	$17,861	$17,314
9/30/2024	$16,577	$16,979	$17,392	$17,716
10/31/2024	$16,237	$16,147	$16,543	$17,319
11/30/2024	$17,000	$15,986	$16,383	$17,967
12/31/2024	$15,769	$15,042	$15,422	$17,541
1/31/2025	$16,560	$15,967	$16,376	$18,130
2/28/2025	$16,087	$16,144	$16,560	$18,021
3/31/2025	$14,986	$15,787	$16,214	$17,309
4/30/2025	$15,149	$15,515	$15,939	$17,471
5/31/2025	$14,652	$14,974	$15,393	$18,475
6/30/2025	$15,247	$15,205	$15,636	$19,304
7/31/2025	$14,904	$14,828	$15,254	$19,566
8/31/2025	$16,103	$15,547	$16,000	$20,049
9/30/2025	$16,486	$15,705	$16,168	$20,776
10/31/2025	$17,685	$16,156	$16,636	$21,241

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class R5 at NAV	8.92%	6.54%	9.55%
MSCI ACWI Health Care Index with Net Dividends	0.06%	6.91%	7.97%
MSCI ACWI Health Care Index with Gross Dividends	0.56%	7.42%	8.48%
MSCI ACWI Net Index	22.64%	14.61%	12.81%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,451,945
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$8,451,945
# of Portfolio Holdings	66
Portfolio Turnover Rate	91%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	40.41%
Health Care Equipment & Supplies	16.74%
Health Care Providers & Services	11.99%
Health Care Technology	4.06%
Life Sciences Tools & Services	4.18%
Pharmaceuticals	20.60%
Repurchase Agreements	2.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208666
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class R6
Trading Symbol	LHCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 9.08%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 0.06% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Biotechnology industry contributed to relative performance, led by an overweight allocation to Insmed, Inc. Security selection within the Health Care Providers & Services industry also contributed to relative performance, led by an overweight allocation to Guardant Health, Inc.

Top detractors from performance: Security selection within the Health Care Equipment & Supplies industry detracted from relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Life Sciences Tools & Services industry also detracted from relative performance, led by an overweight allocation to Repligen Corp.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,767	$9,994	$9,998	$9,763
9/30/2019	$9,293	$9,974	$9,981	$9,968
10/31/2019	$9,660	$10,491	$10,501	$10,241
11/30/2019	$10,487	$10,959	$10,974	$10,491
12/31/2019	$10,807	$11,343	$11,361	$10,860
1/31/2020	$10,641	$11,182	$11,203	$10,741
2/29/2020	$10,180	$10,436	$10,459	$9,873
3/31/2020	$9,586	$10,050	$10,086	$8,540
4/30/2020	$10,754	$11,219	$11,264	$9,455
5/31/2020	$11,608	$11,677	$11,730	$9,866
6/30/2020	$11,655	$11,591	$11,647	$10,181
7/31/2020	$12,162	$12,084	$12,146	$10,720
8/31/2020	$12,649	$12,323	$12,390	$11,376
9/30/2020	$13,029	$12,130	$12,200	$11,009
10/31/2020	$12,902	$11,565	$11,634	$10,741
11/30/2020	$13,994	$12,591	$12,669	$12,065
12/31/2020	$14,867	$13,029	$13,115	$12,626
1/31/2021	$15,282	$13,165	$13,255	$12,568
2/28/2021	$15,191	$12,796	$12,886	$12,859
3/31/2021	$14,626	$13,086	$13,195	$13,203
4/30/2021	$15,342	$13,609	$13,725	$13,780
5/31/2021	$14,867	$13,911	$14,038	$13,995
6/30/2021	$15,681	$14,313	$14,447	$14,179
7/31/2021	$15,959	$14,736	$14,878	$14,277
8/31/2021	$16,615	$15,119	$15,268	$14,634
9/30/2021	$15,749	$14,346	$14,492	$14,030
10/31/2021	$16,630	$14,869	$15,023	$14,746
11/30/2021	$15,290	$14,342	$14,494	$14,390
12/31/2021	$16,141	$15,310	$15,477	$14,966
1/31/2022	$14,163	$14,147	$14,306	$14,231
2/28/2022	$14,285	$14,082	$14,244	$13,863
3/31/2022	$14,909	$14,729	$14,915	$14,164
4/30/2022	$13,750	$14,029	$14,208	$13,030
5/31/2022	$13,571	$14,079	$14,268	$13,046
6/30/2022	$13,466	$13,660	$13,849	$11,946
7/31/2022	$14,187	$14,096	$14,296	$12,780
8/31/2022	$13,806	$13,264	$13,454	$12,309
9/30/2022	$13,109	$12,700	$12,887	$11,131
10/31/2022	$13,977	$13,738	$13,943	$11,803
11/30/2022	$14,543	$14,529	$14,751	$12,718
12/31/2022	$14,250	$14,369	$14,593	$12,218
1/31/2023	$14,389	$14,306	$14,534	$13,094
2/28/2023	$13,941	$13,695	$13,916	$12,718
3/31/2023	$14,088	$14,123	$14,368	$13,110
4/30/2023	$14,917	$14,615	$14,872	$13,299
5/31/2023	$14,632	$14,015	$14,272	$13,156
6/30/2023	$14,925	$14,440	$14,709	$13,920
7/31/2023	$14,787	$14,652	$14,930	$14,430
8/31/2023	$14,429	$14,512	$14,791	$14,027
9/30/2023	$13,519	$14,052	$14,327	$13,446
10/31/2023	$12,657	$13,497	$13,765	$13,042
11/30/2023	$13,551	$14,271	$14,560	$14,246
12/31/2023	$14,738	$14,883	$15,189	$14,930
1/31/2024	$14,949	$15,227	$15,545	$15,018
2/29/2024	$15,649	$15,586	$15,915	$15,662
3/31/2024	$16,014	$15,933	$16,287	$16,154
4/30/2024	$15,169	$15,314	$15,659	$15,621
5/31/2024	$15,640	$15,684	$16,046	$16,255
6/30/2024	$16,112	$15,985	$16,359	$16,617
7/31/2024	$16,209	$16,533	$16,925	$16,886
8/31/2024	$17,128	$17,443	$17,861	$17,314
9/30/2024	$16,681	$16,979	$17,392	$17,716
10/31/2024	$16,331	$16,147	$16,543	$17,319
11/30/2024	$17,104	$15,986	$16,383	$17,967
12/31/2024	$15,878	$15,042	$15,422	$17,541
1/31/2025	$16,671	$15,967	$16,376	$18,130
2/28/2025	$16,197	$16,144	$16,560	$18,021
3/31/2025	$15,086	$15,787	$16,214	$17,309
4/30/2025	$15,249	$15,515	$15,939	$17,471
5/31/2025	$14,751	$14,974	$15,393	$18,475
6/30/2025	$15,355	$15,205	$15,636	$19,304
7/31/2025	$15,012	$14,828	$15,254	$19,566
8/31/2025	$16,222	$15,547	$16,000	$20,049
9/30/2025	$16,606	$15,705	$16,168	$20,776
10/31/2025	$17,815	$16,156	$16,636	$21,241

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class R6 at NAV	9.08%	6.67%	9.68%
MSCI ACWI Health Care Index with Net Dividends	0.06%	6.91%	7.97%
MSCI ACWI Health Care Index with Gross Dividends	0.56%	7.42%	8.48%
MSCI ACWI Net Index	22.64%	14.61%	12.81%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,451,945
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$8,451,945
# of Portfolio Holdings	66
Portfolio Turnover Rate	91%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	40.41%
Health Care Equipment & Supplies	16.74%
Health Care Providers & Services	11.99%
Health Care Technology	4.06%
Life Sciences Tools & Services	4.18%
Pharmaceuticals	20.60%
Repurchase Agreements	2.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: As of March 1, 2025, the expense limitation on total net annual operating expenses increased from 0.60% to 0.68% as part of the annual review of transfer agency expenses.

Material Fund Change Expenses [Text Block]	Expenses: As of March 1, 2025, the expense limitation on total net annual operating expenses increased from 0.60% to 0.68% as part of the annual review of transfer agency expenses.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019658
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class A
Trading Symbol	LAIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.25%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 17.34%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 25.35% return of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Alpha Bank SA. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to RENK Group AG.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Breedon Group PLC. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Tate & Lyle PLC.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2015	$9,424	$10,000	$10,000
11/30/2015	$9,485	$9,953	$9,844
12/31/2015	$9,452	$9,964	$9,712
1/31/2016	$8,741	$9,234	$9,009
2/29/2016	$8,556	$9,222	$8,844
3/31/2016	$9,336	$10,017	$9,420
4/30/2016	$9,383	$10,317	$9,693
5/31/2016	$9,498	$10,305	$9,605
6/30/2016	$8,937	$9,887	$9,282
7/31/2016	$9,406	$10,469	$9,753
8/31/2016	$9,371	$10,399	$9,760
9/30/2016	$9,591	$10,675	$9,879
10/31/2016	$9,331	$10,333	$9,677
11/30/2016	$9,007	$10,066	$9,485
12/31/2016	$9,130	$10,342	$9,809
1/31/2017	$9,520	$10,698	$10,093
2/28/2017	$9,637	$10,912	$10,238
3/31/2017	$10,033	$11,146	$10,520
4/30/2017	$10,540	$11,523	$10,787
5/31/2017	$10,913	$11,985	$11,183
6/30/2017	$10,977	$12,044	$11,163
7/31/2017	$11,443	$12,449	$11,485
8/31/2017	$11,635	$12,544	$11,481
9/30/2017	$11,903	$12,884	$11,767
10/31/2017	$12,165	$13,057	$11,945
11/30/2017	$12,363	$13,293	$12,071
12/31/2017	$12,597	$13,689	$12,265
1/31/2018	$13,267	$14,352	$12,880
2/28/2018	$12,469	$13,748	$12,298
3/31/2018	$12,384	$13,572	$12,077
4/30/2018	$12,317	$13,761	$12,352
5/31/2018	$12,085	$13,695	$12,075
6/30/2018	$11,854	$13,421	$11,927
7/31/2018	$11,726	$13,507	$12,221
8/31/2018	$11,519	$13,491	$11,985
9/30/2018	$11,428	$13,385	$12,089
10/31/2018	$10,253	$12,051	$11,127
11/30/2018	$10,235	$11,949	$11,113
12/31/2018	$9,606	$11,169	$10,573
1/31/2019	$10,380	$12,076	$11,268
2/28/2019	$10,476	$12,389	$11,555
3/31/2019	$10,524	$12,328	$11,628
4/30/2019	$10,784	$12,691	$11,955
5/31/2019	$10,243	$12,064	$11,381
6/30/2019	$10,791	$12,651	$12,056
7/31/2019	$10,558	$12,529	$11,903
8/31/2019	$10,359	$12,202	$11,595
9/30/2019	$10,592	$12,460	$11,927
10/31/2019	$10,976	$13,004	$12,356
11/30/2019	$11,099	$13,282	$12,495
12/31/2019	$11,647	$13,922	$12,901
1/31/2020	$11,182	$13,484	$12,631
2/29/2020	$10,364	$12,150	$11,490
3/31/2020	$8,414	$9,931	$9,956
4/30/2020	$9,330	$11,112	$10,599
5/31/2020	$9,913	$11,880	$11,061
6/30/2020	$10,204	$12,177	$11,437
7/31/2020	$10,766	$12,816	$11,704
8/31/2020	$11,342	$13,696	$12,306
9/30/2020	$11,168	$13,459	$11,986
10/31/2020	$10,884	$12,987	$11,507
11/30/2020	$12,410	$14,928	$13,291
12/31/2020	$13,312	$15,909	$13,909
1/31/2021	$13,117	$15,864	$13,761
2/28/2021	$13,534	$16,306	$14,070
3/31/2021	$13,672	$16,577	$14,393
4/30/2021	$14,422	$17,298	$14,826
5/31/2021	$14,741	$17,731	$15,310
6/30/2021	$14,671	$17,555	$15,137
7/31/2021	$14,872	$17,678	$15,251
8/31/2021	$15,275	$18,118	$15,520
9/30/2021	$14,637	$17,488	$15,070
10/31/2021	$14,817	$17,778	$15,441
11/30/2021	$14,033	$16,662	$14,722
12/31/2021	$14,580	$17,431	$15,476
1/31/2022	$13,742	$16,124	$14,728
2/28/2022	$13,372	$15,964	$14,468
3/31/2022	$13,159	$16,024	$14,561
4/30/2022	$12,328	$14,890	$13,619
5/31/2022	$12,484	$14,884	$13,721
6/30/2022	$11,298	$13,179	$12,448
7/31/2022	$11,944	$14,019	$13,068
8/31/2022	$11,170	$13,383	$12,447
9/30/2022	$9,983	$11,771	$11,283
10/31/2022	$10,516	$12,335	$11,889
11/30/2022	$11,788	$13,604	$13,229
12/31/2022	$11,613	$13,698	$13,239
1/31/2023	$12,632	$14,889	$14,311
2/28/2023	$12,422	$14,559	$14,013
3/31/2023	$12,625	$14,598	$14,360
4/30/2023	$12,769	$14,806	$14,765
5/31/2023	$12,234	$14,158	$14,141
6/30/2023	$12,552	$14,643	$14,784
7/31/2023	$13,159	$15,377	$15,263
8/31/2023	$12,820	$14,811	$14,678
9/30/2023	$12,032	$14,102	$14,176
10/31/2023	$11,519	$13,257	$13,602
11/30/2023	$12,639	$14,607	$14,864
12/31/2023	$13,324	$15,626	$15,654
1/31/2024	$13,133	$15,263	$15,744
2/29/2024	$13,302	$15,310	$16,032
3/31/2024	$13,749	$15,964	$16,559
4/30/2024	$13,229	$15,547	$16,135
5/31/2024	$13,860	$16,316	$16,760
6/30/2024	$13,471	$15,840	$16,490
7/31/2024	$14,212	$16,507	$16,974
8/31/2024	$14,696	$16,760	$17,525
9/30/2024	$14,931	$17,216	$17,687
10/31/2024	$13,911	$16,208	$16,725
11/30/2024	$13,896	$16,118	$16,631
12/31/2024	$13,355	$15,687	$16,252
1/31/2025	$13,610	$16,209	$17,106
2/28/2025	$13,699	$16,212	$17,438
3/31/2025	$13,946	$16,206	$17,368
4/30/2025	$14,768	$17,168	$18,163
5/31/2025	$15,799	$18,223	$18,994
6/30/2025	$16,390	$19,082	$19,413
7/31/2025	$15,949	$19,194	$19,140
8/31/2025	$16,472	$19,946	$19,956
9/30/2025	$16,734	$20,431	$20,338
10/31/2025	$16,323	$20,317	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	17.34%	8.44%	5.65%
Class A with sales charge	10.57%	7.16%	5.02%
S&P Developed Ex US Small Cap Index	25.35%	9.36%	7.35%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 317,906,486
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 2,333,012
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$317,906,486
# of Portfolio Holdings	117
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,333,012

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.39%
Consumer Discretionary	8.17%
Consumer Staples	4.46%
Energy	3.19%
Financials	16.32%
Health Care	4.66%
Industrials	27.65%
Information Technology	13.46%
Materials	7.78%
Real Estate	5.90%
Utilities	1.00%
Repurchase Agreements	3.36%
Money Market FundsFootnote Reference(a)	1.49%
Time DepositsFootnote Reference(a)	0.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019660
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class C
Trading Symbol	LINCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	2.00%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 16.43%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 25.35% return of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Alpha Bank SA. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to RENK Group AG.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Breedon Group PLC. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Tate & Lyle PLC.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,057	$9,953	$9,844
12/31/2015	$10,015	$9,964	$9,712
1/31/2016	$9,257	$9,234	$9,009
2/29/2016	$9,054	$9,222	$8,844
3/31/2016	$9,878	$10,017	$9,420
4/30/2016	$9,917	$10,317	$9,693
5/31/2016	$10,041	$10,305	$9,605
6/30/2016	$9,440	$9,887	$9,282
7/31/2016	$9,930	$10,469	$9,753
8/31/2016	$9,884	$10,399	$9,760
9/30/2016	$10,106	$10,675	$9,879
10/31/2016	$9,825	$10,333	$9,677
11/30/2016	$9,479	$10,066	$9,485
12/31/2016	$9,603	$10,342	$9,809
1/31/2017	$10,008	$10,698	$10,093
2/28/2017	$10,126	$10,912	$10,238
3/31/2017	$10,538	$11,146	$10,520
4/30/2017	$11,061	$11,523	$10,787
5/31/2017	$11,447	$11,985	$11,183
6/30/2017	$11,505	$12,044	$11,163
7/31/2017	$11,989	$12,449	$11,485
8/31/2017	$12,179	$12,544	$11,481
9/30/2017	$12,453	$12,884	$11,767
10/31/2017	$12,721	$13,057	$11,945
11/30/2017	$12,917	$13,293	$12,071
12/31/2017	$13,152	$13,689	$12,265
1/31/2018	$13,847	$14,352	$12,880
2/28/2018	$13,008	$13,748	$12,298
3/31/2018	$12,913	$13,572	$12,077
4/30/2018	$12,831	$13,761	$12,352
5/31/2018	$12,586	$13,695	$12,075
6/30/2018	$12,333	$13,421	$11,927
7/31/2018	$12,190	$13,507	$12,221
8/31/2018	$11,965	$13,491	$11,985
9/30/2018	$11,870	$13,385	$12,089
10/31/2018	$10,643	$12,051	$11,127
11/30/2018	$10,615	$11,949	$11,113
12/31/2018	$9,960	$11,169	$10,573
1/31/2019	$10,748	$12,076	$11,268
2/28/2019	$10,839	$12,389	$11,555
3/31/2019	$10,893	$12,328	$11,628
4/30/2019	$11,153	$12,691	$11,955
5/31/2019	$10,579	$12,064	$11,381
6/30/2019	$11,145	$12,651	$12,056
7/31/2019	$10,901	$12,529	$11,903
8/31/2019	$10,686	$12,202	$11,595
9/30/2019	$10,924	$12,460	$11,927
10/31/2019	$11,306	$13,004	$12,356
11/30/2019	$11,421	$13,282	$12,495
12/31/2019	$11,982	$13,922	$12,901
1/31/2020	$11,498	$13,484	$12,631
2/29/2020	$10,645	$12,150	$11,490
3/31/2020	$8,647	$9,931	$9,956
4/30/2020	$9,576	$11,112	$10,599
5/31/2020	$10,168	$11,880	$11,061
6/30/2020	$10,453	$12,177	$11,437
7/31/2020	$11,029	$12,816	$11,704
8/31/2020	$11,613	$13,696	$12,306
9/30/2020	$11,421	$13,459	$11,986
10/31/2020	$11,121	$12,987	$11,507
11/30/2020	$12,682	$14,928	$13,291
12/31/2020	$13,588	$15,909	$13,909
1/31/2021	$13,381	$15,864	$13,761
2/28/2021	$13,796	$16,306	$14,070
3/31/2021	$13,934	$16,577	$14,393
4/30/2021	$14,688	$17,298	$14,826
5/31/2021	$15,010	$17,731	$15,310
6/30/2021	$14,926	$17,555	$15,137
7/31/2021	$15,126	$17,678	$15,251
8/31/2021	$15,518	$18,118	$15,520
9/30/2021	$14,864	$17,488	$15,070
10/31/2021	$15,041	$17,778	$15,441
11/30/2021	$14,234	$16,662	$14,722
12/31/2021	$14,777	$17,431	$15,476
1/31/2022	$13,924	$16,124	$14,728
2/28/2022	$13,533	$15,964	$14,468
3/31/2022	$13,314	$16,024	$14,561
4/30/2022	$12,461	$14,890	$13,619
5/31/2022	$12,618	$14,884	$13,721
6/30/2022	$11,405	$13,179	$12,448
7/31/2022	$12,054	$14,019	$13,068
8/31/2022	$11,264	$13,383	$12,447
9/30/2022	$10,060	$11,771	$11,283
10/31/2022	$10,592	$12,335	$11,889
11/30/2022	$11,867	$13,604	$13,229
12/31/2022	$11,685	$13,698	$13,239
1/31/2023	$12,695	$14,889	$14,311
2/28/2023	$12,474	$14,559	$14,013
3/31/2023	$12,679	$14,598	$14,360
4/30/2023	$12,813	$14,806	$14,765
5/31/2023	$12,269	$14,158	$14,141
6/30/2023	$12,577	$14,643	$14,784
7/31/2023	$13,184	$15,377	$15,263
8/31/2023	$12,829	$14,811	$14,678
9/30/2023	$12,040	$14,102	$14,176
10/31/2023	$11,519	$13,257	$13,602
11/30/2023	$12,624	$14,607	$14,864
12/31/2023	$13,302	$15,626	$15,654
1/31/2024	$13,103	$15,263	$15,744
2/29/2024	$13,262	$15,310	$16,032
3/31/2024	$13,699	$15,964	$16,559
4/30/2024	$13,175	$15,547	$16,135
5/31/2024	$13,786	$16,316	$16,760
6/30/2024	$13,397	$15,840	$16,490
7/31/2024	$14,128	$16,507	$16,974
8/31/2024	$14,597	$16,760	$17,525
9/30/2024	$14,819	$17,216	$17,687
10/31/2024	$13,802	$16,208	$16,725
11/30/2024	$13,779	$16,118	$16,631
12/31/2024	$13,228	$15,687	$16,252
1/31/2025	$13,477	$16,209	$17,106
2/28/2025	$13,557	$16,212	$17,438
3/31/2025	$13,790	$16,206	$17,368
4/30/2025	$14,601	$17,168	$18,163
5/31/2025	$15,604	$18,223	$18,994
6/30/2025	$16,182	$19,082	$19,413
7/31/2025	$15,732	$19,194	$19,140
8/31/2025	$16,238	$19,946	$19,956
9/30/2025	$16,495	$20,431	$20,338
10/31/2025	$16,069	$20,317	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	16.43%	7.64%	4.86%
Class C with sales charge	15.43%	7.64%	4.86%
S&P Developed Ex US Small Cap Index	25.35%	9.36%	7.35%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 317,906,486
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 2,333,012
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$317,906,486
# of Portfolio Holdings	117
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,333,012

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.39%
Consumer Discretionary	8.17%
Consumer Staples	4.46%
Energy	3.19%
Financials	16.32%
Health Care	4.66%
Industrials	27.65%
Information Technology	13.46%
Materials	7.78%
Real Estate	5.90%
Utilities	1.00%
Repurchase Agreements	3.36%
Money Market FundsFootnote Reference(a)	1.49%
Time DepositsFootnote Reference(a)	0.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054937
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class F
Trading Symbol	LINFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$120	1.10%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 17.54%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 25.35% return of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Alpha Bank SA. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to RENK Group AG.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Breedon Group PLC. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Tate & Lyle PLC.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,065	$9,953	$9,844
12/31/2015	$10,033	$9,964	$9,712
1/31/2016	$9,277	$9,234	$9,009
2/29/2016	$9,079	$9,222	$8,844
3/31/2016	$9,909	$10,017	$9,420
4/30/2016	$9,965	$10,317	$9,693
5/31/2016	$10,089	$10,305	$9,605
6/30/2016	$9,494	$9,887	$9,282
7/31/2016	$9,990	$10,469	$9,753
8/31/2016	$9,959	$10,399	$9,760
9/30/2016	$10,188	$10,675	$9,879
10/31/2016	$9,916	$10,333	$9,677
11/30/2016	$9,569	$10,066	$9,485
12/31/2016	$9,704	$10,342	$9,809
1/31/2017	$10,123	$10,698	$10,093
2/28/2017	$10,248	$10,912	$10,238
3/31/2017	$10,673	$11,146	$10,520
4/30/2017	$11,211	$11,523	$10,787
5/31/2017	$11,605	$11,985	$11,183
6/30/2017	$11,673	$12,044	$11,163
7/31/2017	$12,173	$12,449	$11,485
8/31/2017	$12,380	$12,544	$11,481
9/30/2017	$12,667	$12,884	$11,767
10/31/2017	$12,949	$13,057	$11,945
11/30/2017	$13,155	$13,293	$12,071
12/31/2017	$13,405	$13,689	$12,265
1/31/2018	$14,126	$14,352	$12,880
2/28/2018	$13,281	$13,748	$12,298
3/31/2018	$13,189	$13,572	$12,077
4/30/2018	$13,117	$13,761	$12,352
5/31/2018	$12,875	$13,695	$12,075
6/30/2018	$12,633	$13,421	$11,927
7/31/2018	$12,496	$13,507	$12,221
8/31/2018	$12,273	$13,491	$11,985
9/30/2018	$12,181	$13,385	$12,089
10/31/2018	$10,931	$12,051	$11,127
11/30/2018	$10,912	$11,949	$11,113
12/31/2018	$10,239	$11,169	$10,573
1/31/2019	$11,067	$12,076	$11,268
2/28/2019	$11,170	$12,389	$11,555
3/31/2019	$11,229	$12,328	$11,628
4/30/2019	$11,502	$12,691	$11,955
5/31/2019	$10,926	$12,064	$11,381
6/30/2019	$11,510	$12,651	$12,056
7/31/2019	$11,273	$12,529	$11,903
8/31/2019	$11,059	$12,202	$11,595
9/30/2019	$11,310	$12,460	$11,927
10/31/2019	$11,717	$13,004	$12,356
11/30/2019	$11,850	$13,282	$12,495
12/31/2019	$12,434	$13,922	$12,901
1/31/2020	$11,939	$13,484	$12,631
2/29/2020	$11,070	$12,150	$11,490
3/31/2020	$8,988	$9,931	$9,956
4/30/2020	$9,969	$11,112	$10,599
5/31/2020	$10,591	$11,880	$11,061
6/30/2020	$10,898	$12,177	$11,437
7/31/2020	$11,505	$12,816	$11,704
8/31/2020	$12,127	$13,696	$12,306
9/30/2020	$11,932	$13,459	$11,986
10/31/2020	$11,632	$12,987	$11,507
11/30/2020	$13,272	$14,928	$13,291
12/31/2020	$14,231	$15,909	$13,909
1/31/2021	$14,029	$15,864	$13,761
2/28/2021	$14,471	$16,306	$14,070
3/31/2021	$14,621	$16,577	$14,393
4/30/2021	$15,430	$17,298	$14,826
5/31/2021	$15,774	$17,731	$15,310
6/30/2021	$15,699	$17,555	$15,137
7/31/2021	$15,917	$17,678	$15,251
8/31/2021	$16,351	$18,118	$15,520
9/30/2021	$15,669	$17,488	$15,070
10/31/2021	$15,864	$17,778	$15,441
11/30/2021	$15,033	$16,662	$14,722
12/31/2021	$15,617	$17,431	$15,476
1/31/2022	$14,726	$16,124	$14,728
2/28/2022	$14,318	$15,964	$14,468
3/31/2022	$14,095	$16,024	$14,561
4/30/2022	$13,212	$14,890	$13,619
5/31/2022	$13,381	$14,884	$13,721
6/30/2022	$12,105	$13,179	$12,448
7/31/2022	$12,804	$14,019	$13,068
8/31/2022	$11,974	$13,383	$12,447
9/30/2022	$10,698	$11,771	$11,283
10/31/2022	$11,275	$12,335	$11,889
11/30/2022	$12,643	$13,604	$13,229
12/31/2022	$12,455	$13,698	$13,239
1/31/2023	$13,550	$14,889	$14,311
2/28/2023	$13,323	$14,559	$14,013
3/31/2023	$13,542	$14,598	$14,360
4/30/2023	$13,699	$14,806	$14,765
5/31/2023	$13,127	$14,158	$14,141
6/30/2023	$13,472	$14,643	$14,784
7/31/2023	$14,129	$15,377	$15,263
8/31/2023	$13,761	$14,811	$14,678
9/30/2023	$12,924	$14,102	$14,176
10/31/2023	$12,369	$13,257	$13,602
11/30/2023	$13,573	$14,607	$14,864
12/31/2023	$14,312	$15,626	$15,654
1/31/2024	$14,105	$15,263	$15,744
2/29/2024	$14,288	$15,310	$16,032
3/31/2024	$14,773	$15,964	$16,559
4/30/2024	$14,217	$15,547	$16,135
5/31/2024	$14,892	$16,316	$16,760
6/30/2024	$14,479	$15,840	$16,490
7/31/2024	$15,274	$16,507	$16,974
8/31/2024	$15,799	$16,760	$17,525
9/30/2024	$16,053	$17,216	$17,687
10/31/2024	$14,956	$16,208	$16,725
11/30/2024	$14,948	$16,118	$16,631
12/31/2024	$14,359	$15,687	$16,252
1/31/2025	$14,643	$16,209	$17,106
2/28/2025	$14,741	$16,212	$17,438
3/31/2025	$15,008	$16,206	$17,368
4/30/2025	$15,893	$17,168	$18,163
5/31/2025	$17,004	$18,223	$18,994
6/30/2025	$17,637	$19,082	$19,413
7/31/2025	$17,166	$19,194	$19,140
8/31/2025	$17,734	$19,946	$19,956
9/30/2025	$18,026	$20,431	$20,338
10/31/2025	$17,580	$20,317	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	17.54%	8.61%	5.80%
S&P Developed Ex US Small Cap Index	25.35%	9.36%	7.35%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 317,906,486
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 2,333,012
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$317,906,486
# of Portfolio Holdings	117
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,333,012

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.39%
Consumer Discretionary	8.17%
Consumer Staples	4.46%
Energy	3.19%
Financials	16.32%
Health Care	4.66%
Industrials	27.65%
Information Technology	13.46%
Materials	7.78%
Real Estate	5.90%
Utilities	1.00%
Repurchase Agreements	3.36%
Money Market FundsFootnote Reference(a)	1.49%
Time DepositsFootnote Reference(a)	0.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000184538
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class F3
Trading Symbol	LOIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$100	0.92%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 17.73%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 25.35% return of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Alpha Bank SA. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to RENK Group AG.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Breedon Group PLC. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Tate & Lyle PLC.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,479	$10,356	$10,290
5/31/2017	$10,851	$10,771	$10,668
6/30/2017	$10,913	$10,824	$10,649
7/31/2017	$11,386	$11,188	$10,956
8/31/2017	$11,572	$11,273	$10,952
9/30/2017	$11,842	$11,579	$11,225
10/31/2017	$12,113	$11,734	$11,395
11/30/2017	$12,310	$11,946	$11,515
12/31/2017	$12,544	$12,302	$11,700
1/31/2018	$13,216	$12,898	$12,287
2/28/2018	$12,426	$12,356	$11,732
3/31/2018	$12,344	$12,197	$11,521
4/30/2018	$12,279	$12,367	$11,784
5/31/2018	$12,055	$12,308	$11,519
6/30/2018	$11,825	$12,062	$11,378
7/31/2018	$11,701	$12,138	$11,658
8/31/2018	$11,495	$12,124	$11,433
9/30/2018	$11,413	$12,029	$11,532
10/31/2018	$10,240	$10,830	$10,614
11/30/2018	$10,223	$10,738	$10,601
12/31/2018	$9,602	$10,037	$10,086
1/31/2019	$10,371	$10,853	$10,749
2/28/2019	$10,471	$11,134	$11,023
3/31/2019	$10,530	$11,079	$11,093
4/30/2019	$10,789	$11,405	$11,405
5/31/2019	$10,245	$10,842	$10,857
6/30/2019	$10,802	$11,370	$11,501
7/31/2019	$10,577	$11,260	$11,355
8/31/2019	$10,378	$10,966	$11,061
9/30/2019	$10,617	$11,198	$11,378
10/31/2019	$11,001	$11,686	$11,786
11/30/2019	$11,127	$11,937	$11,919
12/31/2019	$11,675	$12,512	$12,307
1/31/2020	$11,211	$12,118	$12,050
2/29/2020	$10,397	$10,919	$10,960
3/31/2020	$8,445	$8,925	$9,498
4/30/2020	$9,367	$9,987	$10,111
5/31/2020	$9,959	$10,677	$10,551
6/30/2020	$10,242	$10,943	$10,911
7/31/2020	$10,814	$11,517	$11,165
8/31/2020	$11,399	$12,308	$11,739
9/30/2020	$11,224	$12,095	$11,434
10/31/2020	$10,942	$11,671	$10,977
11/30/2020	$12,483	$13,415	$12,679
12/31/2020	$13,391	$14,298	$13,269
1/31/2021	$13,196	$14,257	$13,127
2/28/2021	$13,620	$14,654	$13,422
3/31/2021	$13,761	$14,898	$13,730
4/30/2021	$14,522	$15,546	$14,143
5/31/2021	$14,851	$15,935	$14,605
6/30/2021	$14,784	$15,776	$14,440
7/31/2021	$14,993	$15,887	$14,549
8/31/2021	$15,403	$16,282	$14,806
9/30/2021	$14,764	$15,716	$14,376
10/31/2021	$14,952	$15,977	$14,729
11/30/2021	$14,165	$14,974	$14,044
12/31/2021	$14,715	$15,665	$14,763
1/31/2022	$13,880	$14,491	$14,050
2/28/2022	$13,500	$14,347	$13,801
3/31/2022	$13,293	$14,401	$13,890
4/30/2022	$12,457	$13,382	$12,991
5/31/2022	$12,616	$13,376	$13,089
6/30/2022	$11,421	$11,844	$11,874
7/31/2022	$12,077	$12,599	$12,466
8/31/2022	$11,297	$12,027	$11,874
9/30/2022	$10,102	$10,579	$10,763
10/31/2022	$10,641	$11,085	$11,342
11/30/2022	$11,939	$12,226	$12,619
12/31/2022	$11,762	$12,311	$12,630
1/31/2023	$12,790	$13,381	$13,652
2/28/2023	$12,586	$13,084	$13,367
3/31/2023	$12,797	$13,119	$13,699
4/30/2023	$12,945	$13,306	$14,085
5/31/2023	$12,403	$12,724	$13,489
6/30/2023	$12,734	$13,160	$14,103
7/31/2023	$13,353	$13,819	$14,560
8/31/2023	$13,008	$13,310	$14,002
9/30/2023	$12,220	$12,674	$13,523
10/31/2023	$11,699	$11,914	$12,975
11/30/2023	$12,832	$13,127	$14,180
12/31/2023	$13,534	$14,043	$14,933
1/31/2024	$13,341	$13,716	$15,019
2/29/2024	$13,520	$13,759	$15,294
3/31/2024	$13,978	$14,347	$15,797
4/30/2024	$13,455	$13,972	$15,392
5/31/2024	$14,100	$14,664	$15,988
6/30/2024	$13,706	$14,235	$15,730
7/31/2024	$14,465	$14,835	$16,192
8/31/2024	$14,966	$15,062	$16,718
9/30/2024	$15,202	$15,472	$16,873
10/31/2024	$14,171	$14,566	$15,955
11/30/2024	$14,157	$14,485	$15,865
12/31/2024	$13,614	$14,098	$15,504
1/31/2025	$13,877	$14,567	$16,319
2/28/2025	$13,972	$14,570	$16,635
3/31/2025	$14,228	$14,565	$16,568
4/30/2025	$15,068	$15,429	$17,327
5/31/2025	$16,120	$16,377	$18,120
6/30/2025	$16,734	$17,149	$18,519
7/31/2025	$16,289	$17,250	$18,259
8/31/2025	$16,822	$17,926	$19,037
9/30/2025	$17,100	$18,362	$19,402
10/31/2025	$16,683	$18,259	$19,630

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	17.73%	8.80%	6.15%
S&P Developed Ex US Small Cap Index	25.35%	9.36%	7.27%
MSCI EAFE Net Index	23.03%	12.33%	8.18%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 317,906,486
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 2,333,012
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$317,906,486
# of Portfolio Holdings	117
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,333,012

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.39%
Consumer Discretionary	8.17%
Consumer Staples	4.46%
Energy	3.19%
Financials	16.32%
Health Care	4.66%
Industrials	27.65%
Information Technology	13.46%
Materials	7.78%
Real Estate	5.90%
Utilities	1.00%
Repurchase Agreements	3.36%
Money Market FundsFootnote Reference(a)	1.49%
Time DepositsFootnote Reference(a)	0.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019662
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class I
Trading Symbol	LINYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 17.61%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 25.35% return of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Alpha Bank SA. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to RENK Group AG.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Breedon Group PLC. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Tate & Lyle PLC.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,069	$9,953	$9,844
12/31/2015	$10,033	$9,964	$9,712
1/31/2016	$9,284	$9,234	$9,009
2/29/2016	$9,086	$9,222	$8,844
3/31/2016	$9,919	$10,017	$9,420
4/30/2016	$9,967	$10,317	$9,693
5/31/2016	$10,099	$10,305	$9,605
6/30/2016	$9,505	$9,887	$9,282
7/31/2016	$10,003	$10,469	$9,753
8/31/2016	$9,967	$10,399	$9,760
9/30/2016	$10,201	$10,675	$9,879
10/31/2016	$9,925	$10,333	$9,677
11/30/2016	$9,583	$10,066	$9,485
12/31/2016	$9,720	$10,342	$9,809
1/31/2017	$10,137	$10,698	$10,093
2/28/2017	$10,264	$10,912	$10,238
3/31/2017	$10,688	$11,146	$10,520
4/30/2017	$11,227	$11,523	$10,787
5/31/2017	$11,626	$11,985	$11,183
6/30/2017	$11,693	$12,044	$11,163
7/31/2017	$12,201	$12,449	$11,485
8/31/2017	$12,401	$12,544	$11,481
9/30/2017	$12,691	$12,884	$11,767
10/31/2017	$12,976	$13,057	$11,945
11/30/2017	$13,188	$13,293	$12,071
12/31/2017	$13,438	$13,689	$12,265
1/31/2018	$14,159	$14,352	$12,880
2/28/2018	$13,311	$13,748	$12,298
3/31/2018	$13,223	$13,572	$12,077
4/30/2018	$13,153	$13,761	$12,352
5/31/2018	$12,912	$13,695	$12,075
6/30/2018	$12,666	$13,421	$11,927
7/31/2018	$12,533	$13,507	$12,221
8/31/2018	$12,311	$13,491	$11,985
9/30/2018	$12,216	$13,385	$12,089
10/31/2018	$10,969	$12,051	$11,127
11/30/2018	$10,944	$11,949	$11,113
12/31/2018	$10,274	$11,169	$10,573
1/31/2019	$11,101	$12,076	$11,268
2/28/2019	$11,208	$12,389	$11,555
3/31/2019	$11,265	$12,328	$11,628
4/30/2019	$11,543	$12,691	$11,955
5/31/2019	$10,966	$12,064	$11,381
6/30/2019	$11,557	$12,651	$12,056
7/31/2019	$11,315	$12,529	$11,903
8/31/2019	$11,101	$12,202	$11,595
9/30/2019	$11,357	$12,460	$11,927
10/31/2019	$11,764	$13,004	$12,356
11/30/2019	$11,899	$13,282	$12,495
12/31/2019	$12,486	$13,922	$12,901
1/31/2020	$11,994	$13,484	$12,631
2/29/2020	$11,119	$12,150	$11,490
3/31/2020	$9,030	$9,931	$9,956
4/30/2020	$10,013	$11,112	$10,599
5/31/2020	$10,642	$11,880	$11,061
6/30/2020	$10,953	$12,177	$11,437
7/31/2020	$11,560	$12,816	$11,704
8/31/2020	$12,182	$13,696	$12,306
9/30/2020	$11,994	$13,459	$11,986
10/31/2020	$11,690	$12,987	$11,507
11/30/2020	$13,339	$14,928	$13,291
12/31/2020	$14,308	$15,909	$13,909
1/31/2021	$14,105	$15,864	$13,761
2/28/2021	$14,553	$16,306	$14,070
3/31/2021	$14,705	$16,577	$14,393
4/30/2021	$15,515	$17,298	$14,826
5/31/2021	$15,869	$17,731	$15,310
6/30/2021	$15,797	$17,555	$15,137
7/31/2021	$16,014	$17,678	$15,251
8/31/2021	$16,448	$18,118	$15,520
9/30/2021	$15,768	$17,488	$15,070
10/31/2021	$15,963	$17,778	$15,441
11/30/2021	$15,125	$16,662	$14,722
12/31/2021	$15,712	$17,431	$15,476
1/31/2022	$14,814	$16,124	$14,728
2/28/2022	$14,414	$15,964	$14,468
3/31/2022	$14,191	$16,024	$14,561
4/30/2022	$13,293	$14,890	$13,619
5/31/2022	$13,471	$14,884	$13,721
6/30/2022	$12,188	$13,179	$12,448
7/31/2022	$12,893	$14,019	$13,068
8/31/2022	$12,055	$13,383	$12,447
9/30/2022	$10,779	$11,771	$11,283
10/31/2022	$11,357	$12,335	$11,889
11/30/2022	$12,737	$13,604	$13,229
12/31/2022	$12,551	$13,698	$13,239
1/31/2023	$13,648	$14,889	$14,311
2/28/2023	$13,421	$14,559	$14,013
3/31/2023	$13,648	$14,598	$14,360
4/30/2023	$13,806	$14,806	$14,765
5/31/2023	$13,232	$14,158	$14,141
6/30/2023	$13,580	$14,643	$14,784
7/31/2023	$14,237	$15,377	$15,263
8/31/2023	$13,874	$14,811	$14,678
9/30/2023	$13,028	$14,102	$14,176
10/31/2023	$12,476	$13,257	$13,602
11/30/2023	$13,685	$14,607	$14,864
12/31/2023	$14,429	$15,626	$15,654
1/31/2024	$14,229	$15,263	$15,744
2/29/2024	$14,413	$15,310	$16,032
3/31/2024	$14,906	$15,964	$16,559
4/30/2024	$14,344	$15,547	$16,135
5/31/2024	$15,029	$16,316	$16,760
6/30/2024	$14,606	$15,840	$16,490
7/31/2024	$15,413	$16,507	$16,974
8/31/2024	$15,952	$16,760	$17,525
9/30/2024	$16,205	$17,216	$17,687
10/31/2024	$15,098	$16,208	$16,725
11/30/2024	$15,083	$16,118	$16,631
12/31/2024	$14,499	$15,687	$16,252
1/31/2025	$14,782	$16,209	$17,106
2/28/2025	$14,884	$16,212	$17,438
3/31/2025	$15,151	$16,206	$17,368
4/30/2025	$16,053	$17,168	$18,163
5/31/2025	$17,168	$18,223	$18,994
6/30/2025	$17,820	$19,082	$19,413
7/31/2025	$17,349	$19,194	$19,140
8/31/2025	$17,914	$19,946	$19,956
9/30/2025	$18,212	$20,431	$20,338
10/31/2025	$17,757	$20,317	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	17.61%	8.72%	5.91%
S&P Developed Ex US Small Cap Index	25.35%	9.36%	7.35%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 317,906,486
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 2,333,012
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$317,906,486
# of Portfolio Holdings	117
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,333,012

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.39%
Consumer Discretionary	8.17%
Consumer Staples	4.46%
Energy	3.19%
Financials	16.32%
Health Care	4.66%
Industrials	27.65%
Information Technology	13.46%
Materials	7.78%
Real Estate	5.90%
Utilities	1.00%
Repurchase Agreements	3.36%
Money Market FundsFootnote Reference(a)	1.49%
Time DepositsFootnote Reference(a)	0.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019661
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class P
Trading Symbol	LINPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$157	1.45%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 17.07%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 25.35% return of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Alpha Bank SA. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to RENK Group AG.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Breedon Group PLC. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Tate & Lyle PLC.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class P	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,058	$9,953	$9,844
12/31/2015	$10,027	$9,964	$9,712
1/31/2016	$9,268	$9,234	$9,009
2/29/2016	$9,070	$9,222	$8,844
3/31/2016	$9,895	$10,017	$9,420
4/30/2016	$9,943	$10,317	$9,693
5/31/2016	$10,069	$10,305	$9,605
6/30/2016	$9,473	$9,887	$9,282
7/31/2016	$9,967	$10,469	$9,753
8/31/2016	$9,931	$10,399	$9,760
9/30/2016	$10,160	$10,675	$9,879
10/31/2016	$9,883	$10,333	$9,677
11/30/2016	$9,533	$10,066	$9,485
12/31/2016	$9,667	$10,342	$9,809
1/31/2017	$10,079	$10,698	$10,093
2/28/2017	$10,199	$10,912	$10,238
3/31/2017	$10,617	$11,146	$10,520
4/30/2017	$11,149	$11,523	$10,787
5/31/2017	$11,542	$11,985	$11,183
6/30/2017	$11,608	$12,044	$11,163
7/31/2017	$12,104	$12,449	$11,485
8/31/2017	$12,297	$12,544	$11,481
9/30/2017	$12,582	$12,884	$11,767
10/31/2017	$12,860	$13,057	$11,945
11/30/2017	$13,065	$13,293	$12,071
12/31/2017	$13,307	$13,689	$12,265
1/31/2018	$14,019	$14,352	$12,880
2/28/2018	$13,175	$13,748	$12,298
3/31/2018	$13,080	$13,572	$12,077
4/30/2018	$13,005	$13,761	$12,352
5/31/2018	$12,759	$13,695	$12,075
6/30/2018	$12,513	$13,421	$11,927
7/31/2018	$12,375	$13,507	$12,221
8/31/2018	$12,154	$13,491	$11,985
9/30/2018	$12,060	$13,385	$12,089
10/31/2018	$10,819	$12,051	$11,127
11/30/2018	$10,794	$11,949	$11,113
12/31/2018	$10,128	$11,169	$10,573
1/31/2019	$10,944	$12,076	$11,268
2/28/2019	$11,042	$12,389	$11,555
3/31/2019	$11,091	$12,328	$11,628
4/30/2019	$11,366	$12,691	$11,955
5/31/2019	$10,789	$12,064	$11,381
6/30/2019	$11,366	$12,651	$12,056
7/31/2019	$11,127	$12,529	$11,903
8/31/2019	$10,909	$12,202	$11,595
9/30/2019	$11,155	$12,460	$11,927
10/31/2019	$11,556	$13,004	$12,356
11/30/2019	$11,682	$13,282	$12,495
12/31/2019	$12,254	$13,922	$12,901
1/31/2020	$11,764	$13,484	$12,631
2/29/2020	$10,905	$12,150	$11,490
3/31/2020	$8,853	$9,931	$9,956
4/30/2020	$9,819	$11,112	$10,599
5/31/2020	$10,430	$11,880	$11,061
6/30/2020	$10,728	$12,177	$11,437
7/31/2020	$11,317	$12,816	$11,704
8/31/2020	$11,921	$13,696	$12,306
9/30/2020	$11,736	$13,459	$11,986
10/31/2020	$11,431	$12,987	$11,507
11/30/2020	$13,042	$14,928	$13,291
12/31/2020	$13,980	$15,909	$13,909
1/31/2021	$13,774	$15,864	$13,761
2/28/2021	$14,207	$16,306	$14,070
3/31/2021	$14,349	$16,577	$14,393
4/30/2021	$15,137	$17,298	$14,826
5/31/2021	$15,470	$17,731	$15,310
6/30/2021	$15,400	$17,555	$15,137
7/31/2021	$15,605	$17,678	$15,251
8/31/2021	$16,024	$18,118	$15,520
9/30/2021	$15,350	$17,488	$15,070
10/31/2021	$15,541	$17,778	$15,441
11/30/2021	$14,718	$16,662	$14,722
12/31/2021	$15,282	$17,431	$15,476
1/31/2022	$14,405	$16,124	$14,728
2/28/2022	$14,013	$15,964	$14,468
3/31/2022	$13,789	$16,024	$14,561
4/30/2022	$12,912	$14,890	$13,619
5/31/2022	$13,078	$14,884	$13,721
6/30/2022	$11,831	$13,179	$12,448
7/31/2022	$12,506	$14,019	$13,068
8/31/2022	$11,694	$13,383	$12,447
9/30/2022	$10,447	$11,771	$11,283
10/31/2022	$11,005	$12,335	$11,889
11/30/2022	$12,339	$13,604	$13,229
12/31/2022	$12,154	$13,698	$13,239
1/31/2023	$13,213	$14,889	$14,311
2/28/2023	$12,992	$14,559	$14,013
3/31/2023	$13,205	$14,598	$14,360
4/30/2023	$13,352	$14,806	$14,765
5/31/2023	$12,786	$14,158	$14,141
6/30/2023	$13,117	$14,643	$14,784
7/31/2023	$13,757	$15,377	$15,263
8/31/2023	$13,389	$14,811	$14,678
9/30/2023	$12,573	$14,102	$14,176
10/31/2023	$12,036	$13,257	$13,602
11/30/2023	$13,198	$14,607	$14,864
12/31/2023	$13,910	$15,626	$15,654
1/31/2024	$13,710	$15,263	$15,744
2/29/2024	$13,888	$15,310	$16,032
3/31/2024	$14,347	$15,964	$16,559
4/30/2024	$13,807	$15,547	$16,135
5/31/2024	$14,458	$16,316	$16,760
6/30/2024	$14,051	$15,840	$16,490
7/31/2024	$14,821	$16,507	$16,974
8/31/2024	$15,324	$16,760	$17,525
9/30/2024	$15,569	$17,216	$17,687
10/31/2024	$14,503	$16,208	$16,725
11/30/2024	$14,480	$16,118	$16,631
12/31/2024	$13,916	$15,687	$16,252
1/31/2025	$14,180	$16,209	$17,106
2/28/2025	$14,277	$16,212	$17,438
3/31/2025	$14,526	$16,206	$17,368
4/30/2025	$15,383	$17,168	$18,163
5/31/2025	$16,451	$18,223	$18,994
6/30/2025	$17,061	$19,082	$19,413
7/31/2025	$16,602	$19,194	$19,140
8/31/2025	$17,143	$19,946	$19,956
9/30/2025	$17,414	$20,431	$20,338
10/31/2025	$16,978	$20,317	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P at NAV	17.07%	8.23%	5.44%
S&P Developed Ex US Small Cap Index	25.35%	9.36%	7.35%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 317,906,486
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 2,333,012
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$317,906,486
# of Portfolio Holdings	117
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,333,012

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.39%
Consumer Discretionary	8.17%
Consumer Staples	4.46%
Energy	3.19%
Financials	16.32%
Health Care	4.66%
Industrials	27.65%
Information Technology	13.46%
Materials	7.78%
Real Estate	5.90%
Utilities	1.00%
Repurchase Agreements	3.36%
Money Market FundsFootnote Reference(a)	1.49%
Time DepositsFootnote Reference(a)	0.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054938
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class R2
Trading Symbol	LINQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$174	1.60%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 16.89%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 25.35% return of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Alpha Bank SA. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to RENK Group AG.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Breedon Group PLC. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Tate & Lyle PLC.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,059	$9,953	$9,844
12/31/2015	$10,028	$9,964	$9,712
1/31/2016	$9,270	$9,234	$9,009
2/29/2016	$9,065	$9,222	$8,844
3/31/2016	$9,891	$10,017	$9,420
4/30/2016	$9,941	$10,317	$9,693
5/31/2016	$10,065	$10,305	$9,605
6/30/2016	$9,469	$9,887	$9,282
7/31/2016	$9,959	$10,469	$9,753
8/31/2016	$9,922	$10,399	$9,760
9/30/2016	$10,146	$10,675	$9,879
10/31/2016	$9,866	$10,333	$9,677
11/30/2016	$9,525	$10,066	$9,485
12/31/2016	$9,650	$10,342	$9,809
1/31/2017	$10,062	$10,698	$10,093
2/28/2017	$10,187	$10,912	$10,238
3/31/2017	$10,599	$11,146	$10,520
4/30/2017	$11,130	$11,523	$10,787
5/31/2017	$11,517	$11,985	$11,183
6/30/2017	$11,579	$12,044	$11,163
7/31/2017	$12,073	$12,449	$11,485
8/31/2017	$12,266	$12,544	$11,481
9/30/2017	$12,547	$12,884	$11,767
10/31/2017	$12,822	$13,057	$11,945
11/30/2017	$13,028	$13,293	$12,071
12/31/2017	$13,271	$13,689	$12,265
1/31/2018	$13,974	$14,352	$12,880
2/28/2018	$13,128	$13,748	$12,298
3/31/2018	$13,037	$13,572	$12,077
4/30/2018	$12,958	$13,761	$12,352
5/31/2018	$12,717	$13,695	$12,075
6/30/2018	$12,470	$13,421	$11,927
7/31/2018	$12,327	$13,507	$12,221
8/31/2018	$12,105	$13,491	$11,985
9/30/2018	$12,008	$13,385	$12,089
10/31/2018	$10,770	$12,051	$11,127
11/30/2018	$10,744	$11,949	$11,113
12/31/2018	$10,086	$11,169	$10,573
1/31/2019	$10,890	$12,076	$11,268
2/28/2019	$10,985	$12,389	$11,555
3/31/2019	$11,043	$12,328	$11,628
4/30/2019	$11,306	$12,691	$11,955
5/31/2019	$10,736	$12,064	$11,381
6/30/2019	$11,306	$12,651	$12,056
7/31/2019	$11,065	$12,529	$11,903
8/31/2019	$10,853	$12,202	$11,595
9/30/2019	$11,094	$12,460	$11,927
10/31/2019	$11,489	$13,004	$12,356
11/30/2019	$11,613	$13,282	$12,495
12/31/2019	$12,180	$13,922	$12,901
1/31/2020	$11,693	$13,484	$12,631
2/29/2020	$10,830	$12,150	$11,490
3/31/2020	$8,796	$9,931	$9,956
4/30/2020	$9,754	$11,112	$10,599
5/31/2020	$10,359	$11,880	$11,061
6/30/2020	$10,653	$12,177	$11,437
7/31/2020	$11,236	$12,816	$11,704
8/31/2020	$11,840	$13,696	$12,306
9/30/2020	$11,649	$13,459	$11,986
10/31/2020	$11,347	$12,987	$11,507
11/30/2020	$12,939	$14,928	$13,291
12/31/2020	$13,875	$15,909	$13,909
1/31/2021	$13,669	$15,864	$13,761
2/28/2021	$14,097	$16,306	$14,070
3/31/2021	$14,237	$16,577	$14,393
4/30/2021	$15,018	$17,298	$14,826
5/31/2021	$15,343	$17,731	$15,310
6/30/2021	$15,269	$17,555	$15,137
7/31/2021	$15,475	$17,678	$15,251
8/31/2021	$15,888	$18,118	$15,520
9/30/2021	$15,217	$17,488	$15,070
10/31/2021	$15,401	$17,778	$15,441
11/30/2021	$14,583	$16,662	$14,722
12/31/2021	$15,141	$17,431	$15,476
1/31/2022	$14,276	$16,124	$14,728
2/28/2022	$13,878	$15,964	$14,468
3/31/2022	$13,652	$16,024	$14,561
4/30/2022	$12,787	$14,890	$13,619
5/31/2022	$12,952	$14,884	$13,721
6/30/2022	$11,711	$13,179	$12,448
7/31/2022	$12,381	$14,019	$13,068
8/31/2022	$11,576	$13,383	$12,447
9/30/2022	$10,342	$11,771	$11,283
10/31/2022	$10,891	$12,335	$11,889
11/30/2022	$12,208	$13,604	$13,229
12/31/2022	$12,020	$13,698	$13,239
1/31/2023	$13,072	$14,889	$14,311
2/28/2023	$12,851	$14,559	$14,013
3/31/2023	$13,057	$14,598	$14,360
4/30/2023	$13,202	$14,806	$14,765
5/31/2023	$12,645	$14,158	$14,141
6/30/2023	$12,973	$14,643	$14,784
7/31/2023	$13,598	$15,377	$15,263
8/31/2023	$13,240	$14,811	$14,678
9/30/2023	$12,424	$14,102	$14,176
10/31/2023	$11,890	$13,257	$13,602
11/30/2023	$13,042	$14,607	$14,864
12/31/2023	$13,739	$15,626	$15,654
1/31/2024	$13,539	$15,263	$15,744
2/29/2024	$13,716	$15,310	$16,032
3/31/2024	$14,171	$15,964	$16,559
4/30/2024	$13,631	$15,547	$16,135
5/31/2024	$14,271	$16,316	$16,760
6/30/2024	$13,870	$15,840	$16,490
7/31/2024	$14,626	$16,507	$16,974
8/31/2024	$15,127	$16,760	$17,525
9/30/2024	$15,358	$17,216	$17,687
10/31/2024	$14,310	$16,208	$16,725
11/30/2024	$14,287	$16,118	$16,631
12/31/2024	$13,729	$15,687	$16,252
1/31/2025	$13,988	$16,209	$17,106
2/28/2025	$14,074	$16,212	$17,438
3/31/2025	$14,324	$16,206	$17,368
4/30/2025	$15,162	$17,168	$18,163
5/31/2025	$16,211	$18,223	$18,994
6/30/2025	$16,813	$19,082	$19,413
7/31/2025	$16,359	$19,194	$19,140
8/31/2025	$16,892	$19,946	$19,956
9/30/2025	$17,158	$20,431	$20,338
10/31/2025	$16,727	$20,317	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	16.89%	8.07%	5.28%
S&P Developed Ex US Small Cap Index	25.35%	9.36%	7.35%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 317,906,486
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 2,333,012
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$317,906,486
# of Portfolio Holdings	117
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,333,012

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.39%
Consumer Discretionary	8.17%
Consumer Staples	4.46%
Energy	3.19%
Financials	16.32%
Health Care	4.66%
Industrials	27.65%
Information Technology	13.46%
Materials	7.78%
Real Estate	5.90%
Utilities	1.00%
Repurchase Agreements	3.36%
Money Market FundsFootnote Reference(a)	1.49%
Time DepositsFootnote Reference(a)	0.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054939
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class R3
Trading Symbol	LINRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$163	1.50%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 17.05%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 25.35% return of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Alpha Bank SA. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to RENK Group AG.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Breedon Group PLC. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Tate & Lyle PLC.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,060	$9,953	$9,844
12/31/2015	$10,024	$9,964	$9,712
1/31/2016	$9,269	$9,234	$9,009
2/29/2016	$9,070	$9,222	$8,844
3/31/2016	$9,899	$10,017	$9,420
4/30/2016	$9,943	$10,317	$9,693
5/31/2016	$10,067	$10,305	$9,605
6/30/2016	$9,475	$9,887	$9,282
7/31/2016	$9,968	$10,469	$9,753
8/31/2016	$9,930	$10,399	$9,760
9/30/2016	$10,155	$10,675	$9,879
10/31/2016	$9,880	$10,333	$9,677
11/30/2016	$9,531	$10,066	$9,485
12/31/2016	$9,665	$10,342	$9,809
1/31/2017	$10,072	$10,698	$10,093
2/28/2017	$10,198	$10,912	$10,238
3/31/2017	$10,618	$11,146	$10,520
4/30/2017	$11,145	$11,523	$10,787
5/31/2017	$11,540	$11,985	$11,183
6/30/2017	$11,603	$12,044	$11,163
7/31/2017	$12,098	$12,449	$11,485
8/31/2017	$12,293	$12,544	$11,481
9/30/2017	$12,575	$12,884	$11,767
10/31/2017	$12,851	$13,057	$11,945
11/30/2017	$13,058	$13,293	$12,071
12/31/2017	$13,304	$13,689	$12,265
1/31/2018	$14,010	$14,352	$12,880
2/28/2018	$13,166	$13,748	$12,298
3/31/2018	$13,075	$13,572	$12,077
4/30/2018	$12,996	$13,761	$12,352
5/31/2018	$12,754	$13,695	$12,075
6/30/2018	$12,506	$13,421	$11,927
7/31/2018	$12,369	$13,507	$12,221
8/31/2018	$12,140	$13,491	$11,985
9/30/2018	$12,048	$13,385	$12,089
10/31/2018	$10,812	$12,051	$11,127
11/30/2018	$10,786	$11,949	$11,113
12/31/2018	$10,120	$11,169	$10,573
1/31/2019	$10,931	$12,076	$11,268
2/28/2019	$11,027	$12,389	$11,555
3/31/2019	$11,086	$12,328	$11,628
4/30/2019	$11,352	$12,691	$11,955
5/31/2019	$10,776	$12,064	$11,381
6/30/2019	$11,352	$12,651	$12,056
7/31/2019	$11,108	$12,529	$11,903
8/31/2019	$10,894	$12,202	$11,595
9/30/2019	$11,145	$12,460	$11,927
10/31/2019	$11,544	$13,004	$12,356
11/30/2019	$11,662	$13,282	$12,495
12/31/2019	$12,234	$13,922	$12,901
1/31/2020	$11,750	$13,484	$12,631
2/29/2020	$10,887	$12,150	$11,490
3/31/2020	$8,839	$9,931	$9,956
4/30/2020	$9,799	$11,112	$10,599
5/31/2020	$10,410	$11,880	$11,061
6/30/2020	$10,708	$12,177	$11,437
7/31/2020	$11,296	$12,816	$11,704
8/31/2020	$11,899	$13,696	$12,306
9/30/2020	$11,713	$13,459	$11,986
10/31/2020	$11,408	$12,987	$11,507
11/30/2020	$13,016	$14,928	$13,291
12/31/2020	$13,955	$15,909	$13,909
1/31/2021	$13,746	$15,864	$13,761
2/28/2021	$14,178	$16,306	$14,070
3/31/2021	$14,319	$16,577	$14,393
4/30/2021	$15,109	$17,298	$14,826
5/31/2021	$15,436	$17,731	$15,310
6/30/2021	$15,362	$17,555	$15,137
7/31/2021	$15,570	$17,678	$15,251
8/31/2021	$15,987	$18,118	$15,520
9/30/2021	$15,317	$17,488	$15,070
10/31/2021	$15,503	$17,778	$15,441
11/30/2021	$14,677	$16,662	$14,722
12/31/2021	$15,246	$17,431	$15,476
1/31/2022	$14,367	$16,124	$14,728
2/28/2022	$13,972	$15,964	$14,468
3/31/2022	$13,753	$16,024	$14,561
4/30/2022	$12,881	$14,890	$13,619
5/31/2022	$13,040	$14,884	$13,721
6/30/2022	$11,797	$13,179	$12,448
7/31/2022	$12,471	$14,019	$13,068
8/31/2022	$11,660	$13,383	$12,447
9/30/2022	$10,417	$11,771	$11,283
10/31/2022	$10,970	$12,335	$11,889
11/30/2022	$12,304	$13,604	$13,229
12/31/2022	$12,114	$13,698	$13,239
1/31/2023	$13,167	$14,889	$14,311
2/28/2023	$12,952	$14,559	$14,013
3/31/2023	$13,160	$14,598	$14,360
4/30/2023	$13,306	$14,806	$14,765
5/31/2023	$12,744	$14,158	$14,141
6/30/2023	$13,075	$14,643	$14,784
7/31/2023	$13,706	$15,377	$15,263
8/31/2023	$13,344	$14,811	$14,678
9/30/2023	$12,529	$14,102	$14,176
10/31/2023	$11,991	$13,257	$13,602
11/30/2023	$13,152	$14,607	$14,864
12/31/2023	$13,859	$15,626	$15,654
1/31/2024	$13,656	$15,263	$15,744
2/29/2024	$13,835	$15,310	$16,032
3/31/2024	$14,295	$15,964	$16,559
4/30/2024	$13,757	$15,547	$16,135
5/31/2024	$14,404	$16,316	$16,760
6/30/2024	$13,999	$15,840	$16,490
7/31/2024	$14,763	$16,507	$16,974
8/31/2024	$15,269	$16,760	$17,525
9/30/2024	$15,503	$17,216	$17,687
10/31/2024	$14,443	$16,208	$16,725
11/30/2024	$14,428	$16,118	$16,631
12/31/2024	$13,863	$15,687	$16,252
1/31/2025	$14,125	$16,209	$17,106
2/28/2025	$14,220	$16,212	$17,438
3/31/2025	$14,465	$16,206	$17,368
4/30/2025	$15,321	$17,168	$18,163
5/31/2025	$16,382	$18,223	$18,994
6/30/2025	$16,984	$19,082	$19,413
7/31/2025	$16,533	$19,194	$19,140
8/31/2025	$17,064	$19,946	$19,956
9/30/2025	$17,341	$20,431	$20,338
10/31/2025	$16,905	$20,317	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	17.05%	8.18%	5.39%
S&P Developed Ex US Small Cap Index	25.35%	9.36%	7.35%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 317,906,486
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 2,333,012
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$317,906,486
# of Portfolio Holdings	117
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,333,012

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.39%
Consumer Discretionary	8.17%
Consumer Staples	4.46%
Energy	3.19%
Financials	16.32%
Health Care	4.66%
Industrials	27.65%
Information Technology	13.46%
Materials	7.78%
Real Estate	5.90%
Utilities	1.00%
Repurchase Agreements	3.36%
Money Market FundsFootnote Reference(a)	1.49%
Time DepositsFootnote Reference(a)	0.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155679
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class R4
Trading Symbol	LINSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$136	1.25%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 17.35%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 25.35% return of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Alpha Bank SA. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to RENK Group AG.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Breedon Group PLC. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Tate & Lyle PLC.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,065	$9,953	$9,844
12/31/2015	$10,026	$9,964	$9,712
1/31/2016	$9,277	$9,234	$9,009
2/29/2016	$9,074	$9,222	$8,844
3/31/2016	$9,903	$10,017	$9,420
4/30/2016	$9,959	$10,317	$9,693
5/31/2016	$10,082	$10,305	$9,605
6/30/2016	$9,486	$9,887	$9,282
7/31/2016	$9,983	$10,469	$9,753
8/31/2016	$9,946	$10,399	$9,760
9/30/2016	$10,180	$10,675	$9,879
10/31/2016	$9,897	$10,333	$9,677
11/30/2016	$9,559	$10,066	$9,485
12/31/2016	$9,691	$10,342	$9,809
1/31/2017	$10,100	$10,698	$10,093
2/28/2017	$10,230	$10,912	$10,238
3/31/2017	$10,652	$11,146	$10,520
4/30/2017	$11,185	$11,523	$10,787
5/31/2017	$11,582	$11,985	$11,183
6/30/2017	$11,644	$12,044	$11,163
7/31/2017	$12,146	$12,449	$11,485
8/31/2017	$12,345	$12,544	$11,481
9/30/2017	$12,630	$12,884	$11,767
10/31/2017	$12,909	$13,057	$11,945
11/30/2017	$13,120	$13,293	$12,071
12/31/2017	$13,365	$13,689	$12,265
1/31/2018	$14,078	$14,352	$12,880
2/28/2018	$13,235	$13,748	$12,298
3/31/2018	$13,145	$13,572	$12,077
4/30/2018	$13,067	$13,761	$12,352
5/31/2018	$12,827	$13,695	$12,075
6/30/2018	$12,581	$13,421	$11,927
7/31/2018	$12,445	$13,507	$12,221
8/31/2018	$12,218	$13,491	$11,985
9/30/2018	$12,127	$13,385	$12,089
10/31/2018	$10,883	$12,051	$11,127
11/30/2018	$10,863	$11,949	$11,113
12/31/2018	$10,191	$11,169	$10,573
1/31/2019	$11,016	$12,076	$11,268
2/28/2019	$11,111	$12,389	$11,555
3/31/2019	$11,169	$12,328	$11,628
4/30/2019	$11,446	$12,691	$11,955
5/31/2019	$10,870	$12,064	$11,381
6/30/2019	$11,446	$12,651	$12,056
7/31/2019	$11,206	$12,529	$11,903
8/31/2019	$10,994	$12,202	$11,595
9/30/2019	$11,242	$12,460	$11,927
10/31/2019	$11,651	$13,004	$12,356
11/30/2019	$11,775	$13,282	$12,495
12/31/2019	$12,352	$13,922	$12,901
1/31/2020	$11,864	$13,484	$12,631
2/29/2020	$10,998	$12,150	$11,490
3/31/2020	$8,935	$9,931	$9,956
4/30/2020	$9,904	$11,112	$10,599
5/31/2020	$10,525	$11,880	$11,061
6/30/2020	$10,821	$12,177	$11,437
7/31/2020	$11,420	$12,816	$11,704
8/31/2020	$12,034	$13,696	$12,306
9/30/2020	$11,849	$13,459	$11,986
10/31/2020	$11,546	$12,987	$11,507
11/30/2020	$13,173	$14,928	$13,291
12/31/2020	$14,127	$15,909	$13,909
1/31/2021	$13,920	$15,864	$13,761
2/28/2021	$14,356	$16,306	$14,070
3/31/2021	$14,504	$16,577	$14,393
4/30/2021	$15,303	$17,298	$14,826
5/31/2021	$15,643	$17,731	$15,310
6/30/2021	$15,569	$17,555	$15,137
7/31/2021	$15,784	$17,678	$15,251
8/31/2021	$16,213	$18,118	$15,520
9/30/2021	$15,532	$17,488	$15,070
10/31/2021	$15,724	$17,778	$15,441
11/30/2021	$14,896	$16,662	$14,722
12/31/2021	$15,472	$17,431	$15,476
1/31/2022	$14,586	$16,124	$14,728
2/28/2022	$14,184	$15,964	$14,468
3/31/2022	$13,964	$16,024	$14,561
4/30/2022	$13,078	$14,890	$13,619
5/31/2022	$13,245	$14,884	$13,721
6/30/2022	$11,987	$13,179	$12,448
7/31/2022	$12,676	$14,019	$13,068
8/31/2022	$11,850	$13,383	$12,447
9/30/2022	$10,593	$11,771	$11,283
10/31/2022	$11,161	$12,335	$11,889
11/30/2022	$12,510	$13,604	$13,229
12/31/2022	$12,326	$13,698	$13,239
1/31/2023	$13,405	$14,889	$14,311
2/28/2023	$13,181	$14,559	$14,013
3/31/2023	$13,397	$14,598	$14,360
4/30/2023	$13,551	$14,806	$14,765
5/31/2023	$12,981	$14,158	$14,141
6/30/2023	$13,320	$14,643	$14,784
7/31/2023	$13,967	$15,377	$15,263
8/31/2023	$13,597	$14,811	$14,678
9/30/2023	$12,773	$14,102	$14,176
10/31/2023	$12,225	$13,257	$13,602
11/30/2023	$13,412	$14,607	$14,864
12/31/2023	$14,141	$15,626	$15,654
1/31/2024	$13,937	$15,263	$15,744
2/29/2024	$14,117	$15,310	$16,032
3/31/2024	$14,587	$15,964	$16,559
4/30/2024	$14,039	$15,547	$16,135
5/31/2024	$14,705	$16,316	$16,760
6/30/2024	$14,290	$15,840	$16,490
7/31/2024	$15,080	$16,507	$16,974
8/31/2024	$15,597	$16,760	$17,525
9/30/2024	$15,840	$17,216	$17,687
10/31/2024	$14,759	$16,208	$16,725
11/30/2024	$14,744	$16,118	$16,631
12/31/2024	$14,169	$15,687	$16,252
1/31/2025	$14,441	$16,209	$17,106
2/28/2025	$14,544	$16,212	$17,438
3/31/2025	$14,800	$16,206	$17,368
4/30/2025	$15,677	$17,168	$18,163
5/31/2025	$16,762	$18,223	$18,994
6/30/2025	$17,393	$19,082	$19,413
7/31/2025	$16,922	$19,194	$19,140
8/31/2025	$17,480	$19,946	$19,956
9/30/2025	$17,760	$20,431	$20,338
10/31/2025	$17,321	$20,317	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R4 at NAV	17.35%	8.45%	5.65%
S&P Developed Ex US Small Cap Index	25.35%	9.36%	7.35%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 317,906,486
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 2,333,012
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$317,906,486
# of Portfolio Holdings	117
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,333,012

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.39%
Consumer Discretionary	8.17%
Consumer Staples	4.46%
Energy	3.19%
Financials	16.32%
Health Care	4.66%
Industrials	27.65%
Information Technology	13.46%
Materials	7.78%
Real Estate	5.90%
Utilities	1.00%
Repurchase Agreements	3.36%
Money Market FundsFootnote Reference(a)	1.49%
Time DepositsFootnote Reference(a)	0.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155680
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class R5
Trading Symbol	LINTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 17.62%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 25.35% return of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Alpha Bank SA. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to RENK Group AG.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Breedon Group PLC. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Tate & Lyle PLC.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,063	$9,953	$9,844
12/31/2015	$10,033	$9,964	$9,712
1/31/2016	$9,283	$9,234	$9,009
2/29/2016	$9,086	$9,222	$8,844
3/31/2016	$9,913	$10,017	$9,420
4/30/2016	$9,967	$10,317	$9,693
5/31/2016	$10,099	$10,305	$9,605
6/30/2016	$9,499	$9,887	$9,282
7/31/2016	$10,003	$10,469	$9,753
8/31/2016	$9,967	$10,399	$9,760
9/30/2016	$10,200	$10,675	$9,879
10/31/2016	$9,925	$10,333	$9,677
11/30/2016	$9,583	$10,066	$9,485
12/31/2016	$9,715	$10,342	$9,809
1/31/2017	$10,132	$10,698	$10,093
2/28/2017	$10,259	$10,912	$10,238
3/31/2017	$10,683	$11,146	$10,520
4/30/2017	$11,228	$11,523	$10,787
5/31/2017	$11,627	$11,985	$11,183
6/30/2017	$11,694	$12,044	$11,163
7/31/2017	$12,196	$12,449	$11,485
8/31/2017	$12,402	$12,544	$11,481
9/30/2017	$12,687	$12,884	$11,767
10/31/2017	$12,971	$13,057	$11,945
11/30/2017	$13,183	$13,293	$12,071
12/31/2017	$13,439	$13,689	$12,265
1/31/2018	$14,155	$14,352	$12,880
2/28/2018	$13,306	$13,748	$12,298
3/31/2018	$13,218	$13,572	$12,077
4/30/2018	$13,148	$13,761	$12,352
5/31/2018	$12,908	$13,695	$12,075
6/30/2018	$12,667	$13,421	$11,927
7/31/2018	$12,528	$13,507	$12,221
8/31/2018	$12,306	$13,491	$11,985
9/30/2018	$12,218	$13,385	$12,089
10/31/2018	$10,964	$12,051	$11,127
11/30/2018	$10,945	$11,949	$11,113
12/31/2018	$10,277	$11,169	$10,573
1/31/2019	$11,104	$12,076	$11,268
2/28/2019	$11,204	$12,389	$11,555
3/31/2019	$11,261	$12,328	$11,628
4/30/2019	$11,539	$12,691	$11,955
5/31/2019	$10,961	$12,064	$11,381
6/30/2019	$11,553	$12,651	$12,056
7/31/2019	$11,311	$12,529	$11,903
8/31/2019	$11,097	$12,202	$11,595
9/30/2019	$11,353	$12,460	$11,927
10/31/2019	$11,760	$13,004	$12,356
11/30/2019	$11,895	$13,282	$12,495
12/31/2019	$12,482	$13,922	$12,901
1/31/2020	$11,990	$13,484	$12,631
2/29/2020	$11,115	$12,150	$11,490
3/31/2020	$9,032	$9,931	$9,956
4/30/2020	$10,016	$11,112	$10,599
5/31/2020	$10,638	$11,880	$11,061
6/30/2020	$10,948	$12,177	$11,437
7/31/2020	$11,556	$12,816	$11,704
8/31/2020	$12,178	$13,696	$12,306
9/30/2020	$11,990	$13,459	$11,986
10/31/2020	$11,693	$12,987	$11,507
11/30/2020	$13,335	$14,928	$13,291
12/31/2020	$14,304	$15,909	$13,909
1/31/2021	$14,101	$15,864	$13,761
2/28/2021	$14,550	$16,306	$14,070
3/31/2021	$14,702	$16,577	$14,393
4/30/2021	$15,512	$17,298	$14,826
5/31/2021	$15,859	$17,731	$15,310
6/30/2021	$15,786	$17,555	$15,137
7/31/2021	$16,010	$17,678	$15,251
8/31/2021	$16,444	$18,118	$15,520
9/30/2021	$15,757	$17,488	$15,070
10/31/2021	$15,960	$17,778	$15,441
11/30/2021	$15,121	$16,662	$14,722
12/31/2021	$15,705	$17,431	$15,476
1/31/2022	$14,808	$16,124	$14,728
2/28/2022	$14,407	$15,964	$14,468
3/31/2022	$14,184	$16,024	$14,561
4/30/2022	$13,294	$14,890	$13,619
5/31/2022	$13,465	$14,884	$13,721
6/30/2022	$12,181	$13,179	$12,448
7/31/2022	$12,886	$14,019	$13,068
8/31/2022	$12,055	$13,383	$12,447
9/30/2022	$10,772	$11,771	$11,283
10/31/2022	$11,351	$12,335	$11,889
11/30/2022	$12,730	$13,604	$13,229
12/31/2022	$12,544	$13,698	$13,239
1/31/2023	$13,640	$14,889	$14,311
2/28/2023	$13,421	$14,559	$14,013
3/31/2023	$13,648	$14,598	$14,360
4/30/2023	$13,807	$14,806	$14,765
5/31/2023	$13,225	$14,158	$14,141
6/30/2023	$13,572	$14,643	$14,784
7/31/2023	$14,238	$15,377	$15,263
8/31/2023	$13,867	$14,811	$14,678
9/30/2023	$13,020	$14,102	$14,176
10/31/2023	$12,468	$13,257	$13,602
11/30/2023	$13,678	$14,607	$14,864
12/31/2023	$14,429	$15,626	$15,654
1/31/2024	$14,222	$15,263	$15,744
2/29/2024	$14,406	$15,310	$16,032
3/31/2024	$14,899	$15,964	$16,559
4/30/2024	$14,337	$15,547	$16,135
5/31/2024	$15,022	$16,316	$16,760
6/30/2024	$14,599	$15,840	$16,490
7/31/2024	$15,414	$16,507	$16,974
8/31/2024	$15,945	$16,760	$17,525
9/30/2024	$16,198	$17,216	$17,687
10/31/2024	$15,091	$16,208	$16,725
11/30/2024	$15,083	$16,118	$16,631
12/31/2024	$14,492	$15,687	$16,252
1/31/2025	$14,775	$16,209	$17,106
2/28/2025	$14,877	$16,212	$17,438
3/31/2025	$15,143	$16,206	$17,368
4/30/2025	$16,046	$17,168	$18,163
5/31/2025	$17,169	$18,223	$18,994
6/30/2025	$17,813	$19,082	$19,413
7/31/2025	$17,342	$19,194	$19,140
8/31/2025	$17,907	$19,946	$19,956
9/30/2025	$18,205	$20,431	$20,338
10/31/2025	$17,750	$20,317	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R5 at NAV	17.62%	8.71%	5.91%
S&P Developed Ex US Small Cap Index	25.35%	9.36%	7.35%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 317,906,486
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 2,333,012
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$317,906,486
# of Portfolio Holdings	117
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,333,012

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.39%
Consumer Discretionary	8.17%
Consumer Staples	4.46%
Energy	3.19%
Financials	16.32%
Health Care	4.66%
Industrials	27.65%
Information Technology	13.46%
Materials	7.78%
Real Estate	5.90%
Utilities	1.00%
Repurchase Agreements	3.36%
Money Market FundsFootnote Reference(a)	1.49%
Time DepositsFootnote Reference(a)	0.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155681
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class R6
Trading Symbol	LINVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$100	0.92%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 17.72%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 25.35% return of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Alpha Bank SA. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to RENK Group AG.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Breedon Group PLC. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Tate & Lyle PLC.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,069	$9,953	$9,844
12/31/2015	$10,040	$9,964	$9,712
1/31/2016	$9,285	$9,234	$9,009
2/29/2016	$9,087	$9,222	$8,844
3/31/2016	$9,920	$10,017	$9,420
4/30/2016	$9,974	$10,317	$9,693
5/31/2016	$10,106	$10,305	$9,605
6/30/2016	$9,513	$9,887	$9,282
7/31/2016	$10,010	$10,469	$9,753
8/31/2016	$9,980	$10,399	$9,760
9/30/2016	$10,220	$10,675	$9,879
10/31/2016	$9,944	$10,333	$9,677
11/30/2016	$9,603	$10,066	$9,485
12/31/2016	$9,738	$10,342	$9,809
1/31/2017	$10,155	$10,698	$10,093
2/28/2017	$10,289	$10,912	$10,238
3/31/2017	$10,712	$11,146	$10,520
4/30/2017	$11,257	$11,523	$10,787
5/31/2017	$11,656	$11,985	$11,183
6/30/2017	$11,723	$12,044	$11,163
7/31/2017	$12,231	$12,449	$11,485
8/31/2017	$12,437	$12,544	$11,481
9/30/2017	$12,728	$12,884	$11,767
10/31/2017	$13,012	$13,057	$11,945
11/30/2017	$13,224	$13,293	$12,071
12/31/2017	$13,475	$13,689	$12,265
1/31/2018	$14,197	$14,352	$12,880
2/28/2018	$13,349	$13,748	$12,298
3/31/2018	$13,260	$13,572	$12,077
4/30/2018	$13,191	$13,761	$12,352
5/31/2018	$12,950	$13,695	$12,075
6/30/2018	$12,703	$13,421	$11,927
7/31/2018	$12,570	$13,507	$12,221
8/31/2018	$12,349	$13,491	$11,985
9/30/2018	$12,260	$13,385	$12,089
10/31/2018	$11,007	$12,051	$11,127
11/30/2018	$10,982	$11,949	$11,113
12/31/2018	$10,315	$11,169	$10,573
1/31/2019	$11,141	$12,076	$11,268
2/28/2019	$11,248	$12,389	$11,555
3/31/2019	$11,312	$12,328	$11,628
4/30/2019	$11,590	$12,691	$11,955
5/31/2019	$11,013	$12,064	$11,381
6/30/2019	$11,604	$12,651	$12,056
7/31/2019	$11,362	$12,529	$11,903
8/31/2019	$11,148	$12,202	$11,595
9/30/2019	$11,405	$12,460	$11,927
10/31/2019	$11,818	$13,004	$12,356
11/30/2019	$11,953	$13,282	$12,495
12/31/2019	$12,542	$13,922	$12,901
1/31/2020	$12,050	$13,484	$12,631
2/29/2020	$11,168	$12,150	$11,490
3/31/2020	$9,072	$9,931	$9,956
4/30/2020	$10,062	$11,112	$10,599
5/31/2020	$10,699	$11,880	$11,061
6/30/2020	$11,002	$12,177	$11,437
7/31/2020	$11,617	$12,816	$11,704
8/31/2020	$12,246	$13,696	$12,306
9/30/2020	$12,058	$13,459	$11,986
10/31/2020	$11,754	$12,987	$11,507
11/30/2020	$13,409	$14,928	$13,291
12/31/2020	$14,385	$15,909	$13,909
1/31/2021	$14,176	$15,864	$13,761
2/28/2021	$14,631	$16,306	$14,070
3/31/2021	$14,783	$16,577	$14,393
4/30/2021	$15,607	$17,298	$14,826
5/31/2021	$15,954	$17,731	$15,310
6/30/2021	$15,882	$17,555	$15,137
7/31/2021	$16,106	$17,678	$15,251
8/31/2021	$16,547	$18,118	$15,520
9/30/2021	$15,860	$17,488	$15,070
10/31/2021	$16,062	$17,778	$15,441
11/30/2021	$15,217	$16,662	$14,722
12/31/2021	$15,808	$17,431	$15,476
1/31/2022	$14,910	$16,124	$14,728
2/28/2022	$14,502	$15,964	$14,468
3/31/2022	$14,280	$16,024	$14,561
4/30/2022	$13,382	$14,890	$13,619
5/31/2022	$13,553	$14,884	$13,721
6/30/2022	$12,269	$13,179	$12,448
7/31/2022	$12,974	$14,019	$13,068
8/31/2022	$12,136	$13,383	$12,447
9/30/2022	$10,853	$11,771	$11,283
10/31/2022	$11,431	$12,335	$11,889
11/30/2022	$12,826	$13,604	$13,229
12/31/2022	$12,636	$13,698	$13,239
1/31/2023	$13,747	$14,889	$14,311
2/28/2023	$13,520	$14,559	$14,013
3/31/2023	$13,747	$14,598	$14,360
4/30/2023	$13,906	$14,806	$14,765
5/31/2023	$13,324	$14,158	$14,141
6/30/2023	$13,679	$14,643	$14,784
7/31/2023	$14,345	$15,377	$15,263
8/31/2023	$13,974	$14,811	$14,678
9/30/2023	$13,127	$14,102	$14,176
10/31/2023	$12,568	$13,257	$13,602
11/30/2023	$13,793	$14,607	$14,864
12/31/2023	$14,539	$15,626	$15,654
1/31/2024	$14,339	$15,263	$15,744
2/29/2024	$14,523	$15,310	$16,032
3/31/2024	$15,016	$15,964	$16,559
4/30/2024	$14,454	$15,547	$16,135
5/31/2024	$15,146	$16,316	$16,760
6/30/2024	$14,723	$15,840	$16,490
7/31/2024	$15,539	$16,507	$16,974
8/31/2024	$16,077	$16,760	$17,525
9/30/2024	$16,331	$17,216	$17,687
10/31/2024	$15,223	$16,208	$16,725
11/30/2024	$15,208	$16,118	$16,631
12/31/2024	$14,625	$15,687	$16,252
1/31/2025	$14,907	$16,209	$17,106
2/28/2025	$15,009	$16,212	$17,438
3/31/2025	$15,284	$16,206	$17,368
4/30/2025	$16,195	$17,168	$18,163
5/31/2025	$17,325	$18,223	$18,994
6/30/2025	$17,977	$19,082	$19,413
7/31/2025	$17,498	$19,194	$19,140
8/31/2025	$18,079	$19,946	$19,956
9/30/2025	$18,377	$20,431	$20,338
10/31/2025	$17,922	$20,317	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6 at NAV	17.72%	8.80%	6.01%
S&P Developed Ex US Small Cap Index	25.35%	9.36%	7.35%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 317,906,486
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 2,333,012
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$317,906,486
# of Portfolio Holdings	117
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,333,012

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.39%
Consumer Discretionary	8.17%
Consumer Staples	4.46%
Energy	3.19%
Financials	16.32%
Health Care	4.66%
Industrials	27.65%
Information Technology	13.46%
Materials	7.78%
Real Estate	5.90%
Utilities	1.00%
Repurchase Agreements	3.36%
Money Market FundsFootnote Reference(a)	1.49%
Time DepositsFootnote Reference(a)	0.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000065058
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class A
Trading Symbol	LIDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	0.96%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 26.45%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 29.55% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Fresenius SE & Co. KGaA.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Teck Resources Ltd. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Sodexo SA.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2015	$9,425	$10,000	$10,000	$10,000
11/30/2015	$9,291	$9,752	$9,753	$9,844
12/31/2015	$9,098	$9,564	$9,567	$9,712
1/31/2016	$8,708	$8,786	$8,791	$9,009
2/29/2016	$8,480	$8,616	$8,624	$8,844
3/31/2016	$9,127	$9,184	$9,200	$9,420
4/30/2016	$9,277	$9,547	$9,575	$9,693
5/31/2016	$9,114	$9,395	$9,438	$9,605
6/30/2016	$9,075	$8,928	$8,976	$9,282
7/31/2016	$9,336	$9,398	$9,448	$9,753
8/31/2016	$9,377	$9,550	$9,603	$9,760
9/30/2016	$9,517	$9,642	$9,702	$9,879
10/31/2016	$9,282	$9,665	$9,725	$9,677
11/30/2016	$9,130	$9,605	$9,666	$9,485
12/31/2016	$9,328	$10,045	$10,111	$9,809
1/31/2017	$9,523	$10,292	$10,361	$10,093
2/28/2017	$9,621	$10,362	$10,434	$10,238
3/31/2017	$9,876	$10,652	$10,739	$10,520
4/30/2017	$10,002	$10,876	$10,971	$10,787
5/31/2017	$10,312	$11,127	$11,245	$11,183
6/30/2017	$10,330	$11,161	$11,283	$11,163
7/31/2017	$10,729	$11,534	$11,662	$11,485
8/31/2017	$10,786	$11,462	$11,591	$11,481
9/30/2017	$10,909	$11,816	$11,954	$11,767
10/31/2017	$10,923	$11,907	$12,048	$11,945
11/30/2017	$11,052	$12,014	$12,158	$12,071
12/31/2017	$11,309	$12,198	$12,347	$12,265
1/31/2018	$11,941	$12,857	$13,015	$12,880
2/28/2018	$11,280	$12,246	$12,399	$12,298
3/31/2018	$11,193	$11,951	$12,116	$12,077
4/30/2018	$11,251	$12,319	$12,503	$12,352
5/31/2018	$10,919	$11,785	$11,981	$12,075
6/30/2018	$10,650	$11,636	$11,833	$11,927
7/31/2018	$10,943	$11,970	$12,175	$12,221
8/31/2018	$10,591	$11,534	$11,733	$11,985
9/30/2018	$10,747	$11,773	$11,983	$12,089
10/31/2018	$9,935	$10,991	$11,188	$11,127
11/30/2018	$9,935	$10,930	$11,128	$11,113
12/31/2018	$9,505	$10,396	$10,587	$10,573
1/31/2019	$10,112	$11,091	$11,297	$11,268
2/28/2019	$10,231	$11,276	$11,486	$11,555
3/31/2019	$10,196	$11,219	$11,442	$11,628
4/30/2019	$10,465	$11,480	$11,718	$11,955
5/31/2019	$9,809	$10,815	$11,063	$11,381
6/30/2019	$10,418	$11,392	$11,658	$12,056
7/31/2019	$10,190	$11,135	$11,397	$11,903
8/31/2019	$9,963	$10,678	$10,931	$11,595
9/30/2019	$10,286	$11,193	$11,466	$11,927
10/31/2019	$10,621	$11,597	$11,881	$12,356
11/30/2019	$10,713	$11,643	$11,931	$12,495
12/31/2019	$11,173	$12,068	$12,369	$12,901
1/31/2020	$10,776	$11,632	$11,923	$12,631
2/29/2020	$9,905	$10,531	$10,797	$11,490
3/31/2020	$8,040	$8,665	$8,895	$9,956
4/30/2020	$8,607	$9,129	$9,379	$10,599
5/31/2020	$8,898	$9,407	$9,673	$11,061
6/30/2020	$9,319	$9,742	$10,023	$11,437
7/31/2020	$9,504	$9,761	$10,045	$11,704
8/31/2020	$9,997	$10,332	$10,635	$12,306
9/30/2020	$9,685	$9,858	$10,154	$11,986
10/31/2020	$9,359	$9,461	$9,746	$11,507
11/30/2020	$10,988	$11,253	$11,593	$13,291
12/31/2020	$11,606	$11,751	$12,109	$13,909
1/31/2021	$11,324	$11,659	$12,016	$13,761
2/28/2021	$11,998	$12,215	$12,592	$14,070
3/31/2021	$12,441	$12,626	$13,030	$14,393
4/30/2021	$12,723	$12,867	$13,289	$14,826
5/31/2021	$13,178	$13,313	$13,766	$15,310
6/30/2021	$12,739	$13,006	$13,453	$15,137
7/31/2021	$12,691	$12,974	$13,423	$15,251
8/31/2021	$12,834	$13,121	$13,576	$15,520
9/30/2021	$12,402	$12,880	$13,345	$15,070
10/31/2021	$12,769	$13,086	$13,563	$15,441
11/30/2021	$12,066	$12,298	$12,750	$14,722
12/31/2021	$12,734	$13,031	$13,511	$15,476
1/31/2022	$12,912	$13,167	$13,654	$14,728
2/28/2022	$12,588	$12,988	$13,471	$14,468
3/31/2022	$12,515	$13,074	$13,580	$14,561
4/30/2022	$11,881	$12,413	$12,906	$13,619
5/31/2022	$12,206	$12,719	$13,251	$13,721
6/30/2022	$11,107	$11,452	$11,935	$12,448
7/31/2022	$11,340	$11,691	$12,185	$13,068
8/31/2022	$10,660	$11,296	$11,776	$12,447
9/30/2022	$9,602	$10,283	$10,727	$11,283
10/31/2022	$10,271	$10,947	$11,420	$11,889
11/30/2022	$11,509	$12,150	$12,677	$13,229
12/31/2022	$11,345	$12,303	$12,843	$13,239
1/31/2023	$12,320	$13,253	$13,837	$14,311
2/28/2023	$12,101	$13,067	$13,645	$14,013
3/31/2023	$12,163	$13,034	$13,631	$14,360
4/30/2023	$12,534	$13,454	$14,086	$14,765
5/31/2023	$11,825	$12,729	$13,356	$14,141
6/30/2023	$12,451	$13,445	$14,113	$14,784
7/31/2023	$12,948	$14,056	$14,758	$15,263
8/31/2023	$12,502	$13,639	$14,322	$14,678
9/30/2023	$12,234	$13,524	$14,209	$14,176
10/31/2023	$11,718	$12,929	$13,585	$13,602
11/30/2023	$12,630	$13,953	$14,666	$14,864
12/31/2023	$13,084	$14,635	$15,385	$15,654
1/31/2024	$13,015	$14,625	$15,377	$15,744
2/29/2024	$13,292	$14,652	$15,407	$16,032
3/31/2024	$13,885	$15,291	$16,108	$16,559
4/30/2024	$13,728	$15,134	$15,963	$16,135
5/31/2024	$14,478	$15,731	$16,623	$16,760
6/30/2024	$14,026	$15,293	$16,166	$16,490
7/31/2024	$14,701	$16,010	$16,927	$16,974
8/31/2024	$15,002	$16,419	$17,362	$17,525
9/30/2024	$15,054	$16,653	$17,618	$17,687
10/31/2024	$14,359	$15,870	$16,794	$16,725
11/30/2024	$14,448	$15,748	$16,669	$16,631
12/31/2024	$14,091	$15,467	$16,375	$16,252
1/31/2025	$14,647	$16,256	$17,213	$17,106
2/28/2025	$15,257	$16,862	$17,858	$17,438
3/31/2025	$15,599	$17,255	$18,302	$17,368
4/30/2025	$16,121	$17,955	$19,072	$18,163
5/31/2025	$16,823	$18,676	$19,877	$18,994
6/30/2025	$17,240	$19,000	$20,228	$19,413
7/31/2025	$16,910	$19,049	$20,284	$19,140
8/31/2025	$17,661	$20,139	$21,447	$19,956
9/30/2025	$18,065	$20,404	$21,742	$20,338
10/31/2025	$18,157	$20,559	$21,910	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	26.45%	14.17%	6.78%
Class A with sales charge	19.20%	12.82%	6.15%
MSCI EAFE Value Index with Net Dividends	29.55%	16.79%	7.47%
MSCI EAFE Value Index with the Gross Dividends	30.46%	17.59%	8.16%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 468,175,570
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,153,313
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$468,175,570
# of Portfolio Holdings	76
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$2,153,313

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.90%
Consumer Discretionary	5.93%
Consumer Staples	6.05%
Energy	6.72%
Financials	31.84%
Health Care	7.56%
Industrials	14.54%
Information Technology	7.91%
Materials	6.37%
Real Estate	0.25%
Utilities	6.25%
Repurchase Agreements	1.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000065060
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class C
Trading Symbol	LIDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$193	1.71%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 25.40%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 29.55% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Fresenius SE & Co. KGaA.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Teck Resources Ltd. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Sodexo SA.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,871	$9,752	$9,753	$9,844
12/31/2015	$9,644	$9,564	$9,567	$9,712
1/31/2016	$9,242	$8,786	$8,791	$9,009
2/29/2016	$8,983	$8,616	$8,624	$8,844
3/31/2016	$9,658	$9,184	$9,200	$9,420
4/30/2016	$9,817	$9,547	$9,575	$9,693
5/31/2016	$9,643	$9,395	$9,438	$9,605
6/30/2016	$9,597	$8,928	$8,976	$9,282
7/31/2016	$9,861	$9,398	$9,448	$9,753
8/31/2016	$9,890	$9,550	$9,603	$9,760
9/30/2016	$10,034	$9,642	$9,702	$9,879
10/31/2016	$9,799	$9,665	$9,725	$9,677
11/30/2016	$9,622	$9,605	$9,666	$9,485
12/31/2016	$9,813	$10,045	$10,111	$9,809
1/31/2017	$10,020	$10,292	$10,361	$10,093
2/28/2017	$10,109	$10,362	$10,434	$10,238
3/31/2017	$10,374	$10,652	$10,739	$10,520
4/30/2017	$10,508	$10,876	$10,971	$10,787
5/31/2017	$10,821	$11,127	$11,245	$11,183
6/30/2017	$10,835	$11,161	$11,283	$11,163
7/31/2017	$11,242	$11,534	$11,662	$11,485
8/31/2017	$11,302	$11,462	$11,591	$11,481
9/30/2017	$11,425	$11,816	$11,954	$11,767
10/31/2017	$11,425	$11,907	$12,048	$11,945
11/30/2017	$11,546	$12,014	$12,158	$12,071
12/31/2017	$11,825	$12,198	$12,347	$12,265
1/31/2018	$12,477	$12,857	$13,015	$12,880
2/28/2018	$11,780	$12,246	$12,399	$12,298
3/31/2018	$11,665	$11,951	$12,116	$12,077
4/30/2018	$11,741	$12,319	$12,503	$12,352
5/31/2018	$11,377	$11,785	$11,981	$12,075
6/30/2018	$11,086	$11,636	$11,833	$11,927
7/31/2018	$11,394	$11,970	$12,175	$12,221
8/31/2018	$11,025	$11,534	$11,733	$11,985
9/30/2018	$11,166	$11,773	$11,983	$12,089
10/31/2018	$10,315	$10,991	$11,188	$11,127
11/30/2018	$10,300	$10,930	$11,128	$11,113
12/31/2018	$9,860	$10,396	$10,587	$10,573
1/31/2019	$10,479	$11,091	$11,297	$11,268
2/28/2019	$10,588	$11,276	$11,486	$11,555
3/31/2019	$10,562	$11,219	$11,442	$11,628
4/30/2019	$10,826	$11,480	$11,718	$11,955
5/31/2019	$10,142	$10,815	$11,063	$11,381
6/30/2019	$10,772	$11,392	$11,658	$12,056
7/31/2019	$10,520	$11,135	$11,397	$11,903
8/31/2019	$10,283	$10,678	$10,931	$11,595
9/30/2019	$10,599	$11,193	$11,466	$11,927
10/31/2019	$10,947	$11,597	$11,881	$12,356
11/30/2019	$11,041	$11,643	$11,931	$12,495
12/31/2019	$11,499	$12,068	$12,369	$12,901
1/31/2020	$11,086	$11,632	$11,923	$12,631
2/29/2020	$10,182	$10,531	$10,797	$11,490
3/31/2020	$8,263	$8,665	$8,895	$9,956
4/30/2020	$8,834	$9,129	$9,379	$10,599
5/31/2020	$9,135	$9,407	$9,673	$11,061
6/30/2020	$9,568	$9,742	$10,023	$11,437
7/31/2020	$9,744	$9,761	$10,045	$11,704
8/31/2020	$10,238	$10,332	$10,635	$12,306
9/30/2020	$9,906	$9,858	$10,154	$11,986
10/31/2020	$9,570	$9,461	$9,746	$11,507
11/30/2020	$11,234	$11,253	$11,593	$13,291
12/31/2020	$11,849	$11,751	$12,109	$13,909
1/31/2021	$11,559	$11,659	$12,016	$13,761
2/28/2021	$12,236	$12,215	$12,592	$14,070
3/31/2021	$12,688	$12,626	$13,030	$14,393
4/30/2021	$12,962	$12,867	$13,289	$14,826
5/31/2021	$13,413	$13,313	$13,766	$15,310
6/30/2021	$12,967	$13,006	$13,453	$15,137
7/31/2021	$12,919	$12,974	$13,423	$15,251
8/31/2021	$13,049	$13,121	$13,576	$15,520
9/30/2021	$12,595	$12,880	$13,345	$15,070
10/31/2021	$12,954	$13,086	$13,563	$15,441
11/30/2021	$12,236	$12,298	$12,750	$14,722
12/31/2021	$12,909	$13,031	$13,511	$15,476
1/31/2022	$13,091	$13,167	$13,654	$14,728
2/28/2022	$12,744	$12,988	$13,471	$14,468
3/31/2022	$12,676	$13,074	$13,580	$14,561
4/30/2022	$12,013	$12,413	$12,906	$13,619
5/31/2022	$12,345	$12,719	$13,251	$13,721
6/30/2022	$11,216	$11,452	$11,935	$12,448
7/31/2022	$11,452	$11,691	$12,185	$13,068
8/31/2022	$10,744	$11,296	$11,776	$12,447
9/30/2022	$9,677	$10,283	$10,727	$11,283
10/31/2022	$10,339	$10,947	$11,420	$11,889
11/30/2022	$11,579	$12,150	$12,677	$13,229
12/31/2022	$11,423	$12,303	$12,843	$13,239
1/31/2023	$12,394	$13,253	$13,837	$14,311
2/28/2023	$12,155	$13,067	$13,645	$14,013
3/31/2023	$12,224	$13,034	$13,631	$14,360
4/30/2023	$12,583	$13,454	$14,086	$14,765
5/31/2023	$11,849	$12,729	$13,356	$14,141
6/30/2023	$12,488	$13,445	$14,113	$14,784
7/31/2023	$12,971	$14,056	$14,758	$15,263
8/31/2023	$12,522	$13,639	$14,322	$14,678
9/30/2023	$12,226	$13,524	$14,209	$14,176
10/31/2023	$11,706	$12,929	$13,585	$13,602
11/30/2023	$12,624	$13,953	$14,666	$14,864
12/31/2023	$13,074	$14,635	$15,385	$15,654
1/31/2024	$12,987	$14,625	$15,377	$15,744
2/29/2024	$13,248	$14,652	$15,407	$16,032
3/31/2024	$13,835	$15,291	$16,108	$16,559
4/30/2024	$13,677	$15,134	$15,963	$16,135
5/31/2024	$14,412	$15,731	$16,623	$16,760
6/30/2024	$13,964	$15,293	$16,166	$16,490
7/31/2024	$14,621	$16,010	$16,927	$16,974
8/31/2024	$14,905	$16,419	$17,362	$17,525
9/30/2024	$14,964	$16,653	$17,618	$17,687
10/31/2024	$14,252	$15,870	$16,794	$16,725
11/30/2024	$14,341	$15,748	$16,669	$16,631
12/31/2024	$13,970	$15,467	$16,375	$16,252
1/31/2025	$14,506	$16,256	$17,213	$17,106
2/28/2025	$15,114	$16,862	$17,858	$17,438
3/31/2025	$15,429	$17,255	$18,302	$17,368
4/30/2025	$15,931	$17,955	$19,072	$18,163
5/31/2025	$16,629	$18,676	$19,877	$18,994
6/30/2025	$17,013	$19,000	$20,228	$19,413
7/31/2025	$16,685	$19,049	$20,284	$19,140
8/31/2025	$17,431	$20,139	$21,447	$19,956
9/30/2025	$17,799	$20,404	$21,742	$20,338
10/31/2025	$17,872	$20,559	$21,910	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	25.40%	13.31%	5.98%
Class C with sales charge	24.40%	13.31%	5.98%
MSCI EAFE Value Index with Net Dividends	29.55%	16.79%	7.47%
MSCI EAFE Value Index with the Gross Dividends	30.46%	17.59%	8.16%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 468,175,570
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,153,313
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$468,175,570
# of Portfolio Holdings	76
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$2,153,313

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.90%
Consumer Discretionary	5.93%
Consumer Staples	6.05%
Energy	6.72%
Financials	31.84%
Health Care	7.56%
Industrials	14.54%
Information Technology	7.91%
Materials	6.37%
Real Estate	0.25%
Utilities	6.25%
Repurchase Agreements	1.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000065061
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class F
Trading Symbol	LIDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$92	0.81%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 26.66%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 29.55% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Fresenius SE & Co. KGaA.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Teck Resources Ltd. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Sodexo SA.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,873	$9,752	$9,753	$9,844
12/31/2015	$9,658	$9,564	$9,567	$9,712
1/31/2016	$9,259	$8,786	$8,791	$9,009
2/29/2016	$9,003	$8,616	$8,624	$8,844
3/31/2016	$9,693	$9,184	$9,200	$9,420
4/30/2016	$9,851	$9,547	$9,575	$9,693
5/31/2016	$9,678	$9,395	$9,438	$9,605
6/30/2016	$9,654	$8,928	$8,976	$9,282
7/31/2016	$9,932	$9,398	$9,448	$9,753
8/31/2016	$9,961	$9,550	$9,603	$9,760
9/30/2016	$10,113	$9,642	$9,702	$9,879
10/31/2016	$9,878	$9,665	$9,725	$9,677
11/30/2016	$9,702	$9,605	$9,666	$9,485
12/31/2016	$9,917	$10,045	$10,111	$9,809
1/31/2017	$10,139	$10,292	$10,361	$10,093
2/28/2017	$10,227	$10,362	$10,434	$10,238
3/31/2017	$10,502	$10,652	$10,739	$10,520
4/30/2017	$10,652	$10,876	$10,971	$10,787
5/31/2017	$10,980	$11,127	$11,245	$11,183
6/30/2017	$11,004	$11,161	$11,283	$11,163
7/31/2017	$11,427	$11,534	$11,662	$11,485
8/31/2017	$11,488	$11,462	$11,591	$11,481
9/30/2017	$11,623	$11,816	$11,954	$11,767
10/31/2017	$11,653	$11,907	$12,048	$11,945
11/30/2017	$11,775	$12,014	$12,158	$12,071
12/31/2017	$12,067	$12,198	$12,347	$12,265
1/31/2018	$12,740	$12,857	$13,015	$12,880
2/28/2018	$12,037	$12,246	$12,399	$12,298
3/31/2018	$11,934	$11,951	$12,116	$12,077
4/30/2018	$12,010	$12,319	$12,503	$12,352
5/31/2018	$11,657	$11,785	$11,981	$12,075
6/30/2018	$11,361	$11,636	$11,833	$11,927
7/31/2018	$11,688	$11,970	$12,175	$12,221
8/31/2018	$11,314	$11,534	$11,733	$11,985
9/30/2018	$11,468	$11,773	$11,983	$12,089
10/31/2018	$10,619	$10,991	$11,188	$11,127
11/30/2018	$10,619	$10,930	$11,128	$11,113
12/31/2018	$10,166	$10,396	$10,587	$10,573
1/31/2019	$10,813	$11,091	$11,297	$11,268
2/28/2019	$10,939	$11,276	$11,486	$11,555
3/31/2019	$10,906	$11,219	$11,442	$11,628
4/30/2019	$11,192	$11,480	$11,718	$11,955
5/31/2019	$10,493	$10,815	$11,063	$11,381
6/30/2019	$11,146	$11,392	$11,658	$12,056
7/31/2019	$10,903	$11,135	$11,397	$11,903
8/31/2019	$10,661	$10,678	$10,931	$11,595
9/30/2019	$11,010	$11,193	$11,466	$11,927
10/31/2019	$11,367	$11,597	$11,881	$12,356
11/30/2019	$11,480	$11,643	$11,931	$12,495
12/31/2019	$11,959	$12,068	$12,369	$12,901
1/31/2020	$11,552	$11,632	$11,923	$12,631
2/29/2020	$10,607	$10,531	$10,797	$11,490
3/31/2020	$8,608	$8,665	$8,895	$9,956
4/30/2020	$9,212	$9,129	$9,379	$10,599
5/31/2020	$9,539	$9,407	$9,673	$11,061
6/30/2020	$9,991	$9,742	$10,023	$11,437
7/31/2020	$10,188	$9,761	$10,045	$11,704
8/31/2020	$10,715	$10,332	$10,635	$12,306
9/30/2020	$10,385	$9,858	$10,154	$11,986
10/31/2020	$10,037	$9,461	$9,746	$11,507
11/30/2020	$11,793	$11,253	$11,593	$13,291
12/31/2020	$12,457	$11,751	$12,109	$13,909
1/31/2021	$12,156	$11,659	$12,016	$13,761
2/28/2021	$12,875	$12,215	$12,592	$14,070
3/31/2021	$13,352	$12,626	$13,030	$14,393
4/30/2021	$13,654	$12,867	$13,289	$14,826
5/31/2021	$14,156	$13,313	$13,766	$15,310
6/30/2021	$13,692	$13,006	$13,453	$15,137
7/31/2021	$13,642	$12,974	$13,423	$15,251
8/31/2021	$13,794	$13,121	$13,576	$15,520
9/30/2021	$13,320	$12,880	$13,345	$15,070
10/31/2021	$13,730	$13,086	$13,563	$15,441
11/30/2021	$12,962	$12,298	$12,750	$14,722
12/31/2021	$13,680	$13,031	$13,511	$15,476
1/31/2022	$13,888	$13,167	$13,654	$14,728
2/28/2022	$13,524	$12,988	$13,471	$14,468
3/31/2022	$13,468	$13,074	$13,580	$14,561
4/30/2022	$12,773	$12,413	$12,906	$13,619
5/31/2022	$13,138	$12,719	$13,251	$13,721
6/30/2022	$11,950	$11,452	$11,935	$12,448
7/31/2022	$12,198	$11,691	$12,185	$13,068
8/31/2022	$11,471	$11,296	$11,776	$12,447
9/30/2022	$10,343	$10,283	$10,727	$11,283
10/31/2022	$11,059	$10,947	$11,420	$11,889
11/30/2022	$12,383	$12,150	$12,677	$13,229
12/31/2022	$12,230	$12,303	$12,843	$13,239
1/31/2023	$13,273	$13,253	$13,837	$14,311
2/28/2023	$13,039	$13,067	$13,645	$14,013
3/31/2023	$13,109	$13,034	$13,631	$14,360
4/30/2023	$13,506	$13,454	$14,086	$14,765
5/31/2023	$12,747	$12,729	$13,356	$14,141
6/30/2023	$13,440	$13,445	$14,113	$14,784
7/31/2023	$13,954	$14,056	$14,758	$15,263
8/31/2023	$13,495	$13,639	$14,322	$14,678
9/30/2023	$13,196	$13,524	$14,209	$14,176
10/31/2023	$12,644	$12,929	$13,585	$13,602
11/30/2023	$13,619	$13,953	$14,666	$14,864
12/31/2023	$14,128	$14,635	$15,385	$15,654
1/31/2024	$14,035	$14,625	$15,377	$15,744
2/29/2024	$14,332	$14,652	$15,407	$16,032
3/31/2024	$14,990	$15,291	$16,108	$16,559
4/30/2024	$14,822	$15,134	$15,963	$16,135
5/31/2024	$15,625	$15,731	$16,623	$16,760
6/30/2024	$15,146	$15,293	$16,166	$16,490
7/31/2024	$15,887	$16,010	$16,927	$16,974
8/31/2024	$16,211	$16,419	$17,362	$17,525
9/30/2024	$16,272	$16,653	$17,618	$17,687
10/31/2024	$15,508	$15,870	$16,794	$16,725
11/30/2024	$15,623	$15,748	$16,669	$16,631
12/31/2024	$15,228	$15,467	$16,375	$16,252
1/31/2025	$15,823	$16,256	$17,213	$17,106
2/28/2025	$16,495	$16,862	$17,858	$17,438
3/31/2025	$16,868	$17,255	$18,302	$17,368
4/30/2025	$17,427	$17,955	$19,072	$18,163
5/31/2025	$18,198	$18,676	$19,877	$18,994
6/30/2025	$18,632	$19,000	$20,228	$19,413
7/31/2025	$18,279	$19,049	$20,284	$19,140
8/31/2025	$19,102	$20,139	$21,447	$19,956
9/30/2025	$19,543	$20,404	$21,742	$20,338
10/31/2025	$19,642	$20,559	$21,910	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	26.66%	14.37%	6.98%
MSCI EAFE Value Index with Net Dividends	29.55%	16.79%	7.47%
MSCI EAFE Value Index with the Gross Dividends	30.46%	17.59%	8.16%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 468,175,570
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,153,313
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$468,175,570
# of Portfolio Holdings	76
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$2,153,313

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.90%
Consumer Discretionary	5.93%
Consumer Staples	6.05%
Energy	6.72%
Financials	31.84%
Health Care	7.56%
Industrials	14.54%
Information Technology	7.91%
Materials	6.37%
Real Estate	0.25%
Utilities	6.25%
Repurchase Agreements	1.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000184539
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class F3
Trading Symbol	LIDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$71	0.63%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 26.84%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 29.55% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Fresenius SE & Co. KGaA.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Teck Resources Ltd. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Sodexo SA.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,156	$10,281	$10,287	$10,290
5/31/2017	$10,484	$10,519	$10,544	$10,668
6/30/2017	$10,495	$10,551	$10,580	$10,649
7/31/2017	$10,898	$10,904	$10,935	$10,956
8/31/2017	$10,970	$10,836	$10,868	$10,952
9/30/2017	$11,101	$11,170	$11,209	$11,225
10/31/2017	$11,116	$11,256	$11,297	$11,395
11/30/2017	$11,246	$11,357	$11,400	$11,515
12/31/2017	$11,514	$11,531	$11,577	$11,700
1/31/2018	$12,154	$12,154	$12,204	$12,287
2/28/2018	$11,485	$11,577	$11,626	$11,732
3/31/2018	$11,404	$11,298	$11,361	$11,521
4/30/2018	$11,477	$11,646	$11,723	$11,784
5/31/2018	$11,140	$11,141	$11,234	$11,519
6/30/2018	$10,846	$11,000	$11,096	$11,378
7/31/2018	$11,158	$11,315	$11,416	$11,658
8/31/2018	$10,816	$10,904	$11,002	$11,433
9/30/2018	$10,966	$11,129	$11,236	$11,532
10/31/2018	$10,142	$10,390	$10,491	$10,614
11/30/2018	$10,142	$10,332	$10,434	$10,601
12/31/2018	$9,713	$9,827	$9,927	$10,086
1/31/2019	$10,330	$10,485	$10,593	$10,749
2/28/2019	$10,450	$10,659	$10,770	$11,023
3/31/2019	$10,422	$10,605	$10,729	$11,093
4/30/2019	$10,694	$10,852	$10,988	$11,405
5/31/2019	$10,028	$10,224	$10,374	$10,857
6/30/2019	$10,653	$10,769	$10,931	$11,501
7/31/2019	$10,422	$10,527	$10,687	$11,355
8/31/2019	$10,191	$10,094	$10,249	$11,061
9/30/2019	$10,527	$10,581	$10,752	$11,378
10/31/2019	$10,867	$10,963	$11,141	$11,786
11/30/2019	$10,975	$11,006	$11,187	$11,919
12/31/2019	$11,451	$11,408	$11,598	$12,307
1/31/2020	$11,047	$10,996	$11,180	$12,050
2/29/2020	$10,145	$9,955	$10,124	$10,960
3/31/2020	$8,238	$8,191	$8,341	$9,498
4/30/2020	$8,816	$8,630	$8,795	$10,111
5/31/2020	$9,128	$8,892	$9,070	$10,551
6/30/2020	$9,562	$9,209	$9,398	$10,911
7/31/2020	$9,751	$9,227	$9,419	$11,165
8/31/2020	$10,270	$9,767	$9,972	$11,739
9/30/2020	$9,942	$9,319	$9,521	$11,434
10/31/2020	$9,610	$8,944	$9,138	$10,977
11/30/2020	$11,288	$10,637	$10,870	$12,679
12/31/2020	$11,925	$11,109	$11,354	$13,269
1/31/2021	$11,637	$11,022	$11,267	$13,127
2/28/2021	$12,325	$11,547	$11,807	$13,422
3/31/2021	$12,784	$11,936	$12,217	$13,730
4/30/2021	$13,089	$12,164	$12,461	$14,143
5/31/2021	$13,553	$12,585	$12,908	$14,605
6/30/2021	$13,113	$12,295	$12,615	$14,440
7/31/2021	$13,065	$12,265	$12,586	$14,549
8/31/2021	$13,227	$12,404	$12,730	$14,806
9/30/2021	$12,777	$12,176	$12,513	$14,376
10/31/2021	$13,152	$12,370	$12,718	$14,729
11/30/2021	$12,434	$11,626	$11,955	$14,044
12/31/2021	$13,125	$12,319	$12,669	$14,763
1/31/2022	$13,324	$12,447	$12,803	$14,050
2/28/2022	$12,976	$12,278	$12,631	$13,801
3/31/2022	$12,926	$12,360	$12,733	$13,890
4/30/2022	$12,260	$11,734	$12,102	$12,991
5/31/2022	$12,593	$12,023	$12,425	$13,089
6/30/2022	$11,460	$10,826	$11,191	$11,874
7/31/2022	$11,715	$11,052	$11,426	$12,466
8/31/2022	$11,001	$10,679	$11,042	$11,874
9/30/2022	$9,926	$9,721	$10,058	$10,763
10/31/2022	$10,611	$10,348	$10,708	$11,342
11/30/2022	$11,897	$11,486	$11,887	$12,619
12/31/2022	$11,737	$11,631	$12,042	$12,630
1/31/2023	$12,753	$12,529	$12,975	$13,652
2/28/2023	$12,512	$12,353	$12,795	$13,367
3/31/2023	$12,583	$12,321	$12,781	$13,699
4/30/2023	$12,964	$12,718	$13,208	$14,085
5/31/2023	$12,237	$12,033	$12,523	$13,489
6/30/2023	$12,904	$12,710	$13,233	$14,103
7/31/2023	$13,414	$13,288	$13,838	$14,560
8/31/2023	$12,957	$12,894	$13,429	$14,002
9/30/2023	$12,672	$12,784	$13,323	$13,523
10/31/2023	$12,142	$12,222	$12,739	$12,975
11/30/2023	$13,096	$13,190	$13,751	$14,180
12/31/2023	$13,588	$13,835	$14,426	$14,933
1/31/2024	$13,499	$13,826	$14,418	$15,019
2/29/2024	$13,785	$13,851	$14,447	$15,294
3/31/2024	$14,420	$14,455	$15,104	$15,797
4/30/2024	$14,259	$14,307	$14,968	$15,392
5/31/2024	$15,048	$14,871	$15,586	$15,988
6/30/2024	$14,574	$14,457	$15,158	$15,730
7/31/2024	$15,286	$15,134	$15,872	$16,192
8/31/2024	$15,597	$15,522	$16,280	$16,718
9/30/2024	$15,660	$15,742	$16,520	$16,873
10/31/2024	$14,944	$15,003	$15,747	$15,955
11/30/2024	$15,035	$14,887	$15,630	$15,865
12/31/2024	$14,678	$14,621	$15,354	$15,504
1/31/2025	$15,251	$15,367	$16,140	$16,319
2/28/2025	$15,897	$15,940	$16,744	$16,635
3/31/2025	$16,259	$16,312	$17,161	$16,568
4/30/2025	$16,797	$16,973	$17,883	$17,327
5/31/2025	$17,539	$17,655	$18,638	$18,120
6/30/2025	$17,960	$17,961	$18,967	$18,519
7/31/2025	$17,639	$18,008	$19,019	$18,259
8/31/2025	$18,432	$19,038	$20,110	$19,037
9/30/2025	$18,841	$19,289	$20,386	$19,402
10/31/2025	$18,955	$19,435	$20,544	$19,630

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	26.84%	14.55%	7.74%
MSCI EAFE Value Index with Net Dividends	29.55%	16.79%	8.06%
MSCI EAFE Value Index with the Gross Dividends	30.46%	17.59%	8.76%
MSCI EAFE Net Index	23.03%	12.33%	8.18%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 468,175,570
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,153,313
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$468,175,570
# of Portfolio Holdings	76
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$2,153,313

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.90%
Consumer Discretionary	5.93%
Consumer Staples	6.05%
Energy	6.72%
Financials	31.84%
Health Care	7.56%
Industrials	14.54%
Information Technology	7.91%
Materials	6.37%
Real Estate	0.25%
Utilities	6.25%
Repurchase Agreements	1.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000065062
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class I
Trading Symbol	LAIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.71%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 26.75%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 29.55% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Fresenius SE & Co. KGaA.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Teck Resources Ltd. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Sodexo SA.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,859	$9,752	$9,753	$9,844
12/31/2015	$9,662	$9,564	$9,567	$9,712
1/31/2016	$9,250	$8,786	$8,791	$9,009
2/29/2016	$9,008	$8,616	$8,624	$8,844
3/31/2016	$9,699	$9,184	$9,200	$9,420
4/30/2016	$9,857	$9,547	$9,575	$9,693
5/31/2016	$9,685	$9,395	$9,438	$9,605
6/30/2016	$9,649	$8,928	$8,976	$9,282
7/31/2016	$9,941	$9,398	$9,448	$9,753
8/31/2016	$9,970	$9,550	$9,603	$9,760
9/30/2016	$10,124	$9,642	$9,702	$9,879
10/31/2016	$9,890	$9,665	$9,725	$9,677
11/30/2016	$9,714	$9,605	$9,666	$9,485
12/31/2016	$9,930	$10,045	$10,111	$9,809
1/31/2017	$10,137	$10,292	$10,361	$10,093
2/28/2017	$10,241	$10,362	$10,434	$10,238
3/31/2017	$10,517	$10,652	$10,739	$10,520
4/30/2017	$10,667	$10,876	$10,971	$10,787
5/31/2017	$10,995	$11,127	$11,245	$11,183
6/30/2017	$11,021	$11,161	$11,283	$11,163
7/31/2017	$11,444	$11,534	$11,662	$11,485
8/31/2017	$11,504	$11,462	$11,591	$11,481
9/30/2017	$11,642	$11,816	$11,954	$11,767
10/31/2017	$11,672	$11,907	$12,048	$11,945
11/30/2017	$11,794	$12,014	$12,158	$12,071
12/31/2017	$12,090	$12,198	$12,347	$12,265
1/31/2018	$12,761	$12,857	$13,015	$12,880
2/28/2018	$12,059	$12,246	$12,399	$12,298
3/31/2018	$11,959	$11,951	$12,116	$12,077
4/30/2018	$12,036	$12,319	$12,503	$12,352
5/31/2018	$11,683	$11,785	$11,981	$12,075
6/30/2018	$11,389	$11,636	$11,833	$11,927
7/31/2018	$11,716	$11,970	$12,175	$12,221
8/31/2018	$11,342	$11,534	$11,733	$11,985
9/30/2018	$11,499	$11,773	$11,983	$12,089
10/31/2018	$10,635	$10,991	$11,188	$11,127
11/30/2018	$10,635	$10,930	$11,128	$11,113
12/31/2018	$10,185	$10,396	$10,587	$10,573
1/31/2019	$10,847	$11,091	$11,297	$11,268
2/28/2019	$10,958	$11,276	$11,486	$11,555
3/31/2019	$10,944	$11,219	$11,442	$11,628
4/30/2019	$11,229	$11,480	$11,718	$11,955
5/31/2019	$10,531	$10,815	$11,063	$11,381
6/30/2019	$11,186	$11,392	$11,658	$12,056
7/31/2019	$10,944	$11,135	$11,397	$11,903
8/31/2019	$10,701	$10,678	$10,931	$11,595
9/30/2019	$11,037	$11,193	$11,466	$11,927
10/31/2019	$11,410	$11,597	$11,881	$12,356
11/30/2019	$11,508	$11,643	$11,931	$12,495
12/31/2019	$12,006	$12,068	$12,369	$12,901
1/31/2020	$11,599	$11,632	$11,923	$12,631
2/29/2020	$10,652	$10,531	$10,797	$11,490
3/31/2020	$8,637	$8,665	$8,895	$9,956
4/30/2020	$9,259	$9,129	$9,379	$10,599
5/31/2020	$9,570	$9,407	$9,673	$11,061
6/30/2020	$10,042	$9,742	$10,023	$11,437
7/31/2020	$10,240	$9,761	$10,045	$11,704
8/31/2020	$10,767	$10,332	$10,635	$12,306
9/30/2020	$10,423	$9,858	$10,154	$11,986
10/31/2020	$10,074	$9,461	$9,746	$11,507
11/30/2020	$11,850	$11,253	$11,593	$13,291
12/31/2020	$12,518	$11,751	$12,109	$13,909
1/31/2021	$12,217	$11,659	$12,016	$13,761
2/28/2021	$12,937	$12,215	$12,592	$14,070
3/31/2021	$13,419	$12,626	$13,030	$14,393
4/30/2021	$13,721	$12,867	$13,289	$14,826
5/31/2021	$14,225	$13,313	$13,766	$15,310
6/30/2021	$13,764	$13,006	$13,453	$15,137
7/31/2021	$13,713	$12,974	$13,423	$15,251
8/31/2021	$13,866	$13,121	$13,576	$15,520
9/30/2021	$13,394	$12,880	$13,345	$15,070
10/31/2021	$13,788	$13,086	$13,563	$15,441
11/30/2021	$13,035	$12,298	$12,750	$14,722
12/31/2021	$13,759	$13,031	$13,511	$15,476
1/31/2022	$13,967	$13,167	$13,654	$14,728
2/28/2022	$13,602	$12,988	$13,471	$14,468
3/31/2022	$13,550	$13,074	$13,580	$14,561
4/30/2022	$12,852	$12,413	$12,906	$13,619
5/31/2022	$13,218	$12,719	$13,251	$13,721
6/30/2022	$12,013	$11,452	$11,935	$12,448
7/31/2022	$12,280	$11,691	$12,185	$13,068
8/31/2022	$11,550	$11,296	$11,776	$12,447
9/30/2022	$10,404	$10,283	$10,727	$11,283
10/31/2022	$11,123	$10,947	$11,420	$11,889
11/30/2022	$12,470	$12,150	$12,677	$13,229
12/31/2022	$12,301	$12,303	$12,843	$13,239
1/31/2023	$13,367	$13,253	$13,837	$14,311
2/28/2023	$13,114	$13,067	$13,645	$14,013
3/31/2023	$13,206	$13,034	$13,631	$14,360
4/30/2023	$13,606	$13,454	$14,086	$14,765
5/31/2023	$12,825	$12,729	$13,356	$14,141
6/30/2023	$13,525	$13,445	$14,113	$14,784
7/31/2023	$14,059	$14,056	$14,758	$15,263
8/31/2023	$13,580	$13,639	$14,322	$14,678
9/30/2023	$13,282	$13,524	$14,209	$14,176
10/31/2023	$12,726	$12,929	$13,585	$13,602
11/30/2023	$13,727	$13,953	$14,666	$14,864
12/31/2023	$14,223	$14,635	$15,385	$15,654
1/31/2024	$14,149	$14,625	$15,377	$15,744
2/29/2024	$14,448	$14,652	$15,407	$16,032
3/31/2024	$15,114	$15,291	$16,108	$16,559
4/30/2024	$14,945	$15,134	$15,963	$16,135
5/31/2024	$15,753	$15,731	$16,623	$16,760
6/30/2024	$15,276	$15,293	$16,166	$16,490
7/31/2024	$16,003	$16,010	$16,927	$16,974
8/31/2024	$16,328	$16,419	$17,362	$17,525
9/30/2024	$16,413	$16,653	$17,618	$17,687
10/31/2024	$15,644	$15,870	$16,794	$16,725
11/30/2024	$15,759	$15,748	$16,669	$16,631
12/31/2024	$15,365	$15,467	$16,375	$16,252
1/31/2025	$15,965	$16,256	$17,213	$17,106
2/28/2025	$16,643	$16,862	$17,858	$17,438
3/31/2025	$17,022	$17,255	$18,302	$17,368
4/30/2025	$17,567	$17,955	$19,072	$18,163
5/31/2025	$18,363	$18,676	$19,877	$18,994
6/30/2025	$18,805	$19,000	$20,228	$19,413
7/31/2025	$18,449	$19,049	$20,284	$19,140
8/31/2025	$19,280	$20,139	$21,447	$19,956
9/30/2025	$19,729	$20,404	$21,742	$20,338
10/31/2025	$19,828	$20,559	$21,910	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	26.75%	14.50%	7.08%
MSCI EAFE Value Index with Net Dividends	29.55%	16.79%	7.47%
MSCI EAFE Value Index with the Gross Dividends	30.46%	17.59%	8.16%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 468,175,570
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,153,313
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$468,175,570
# of Portfolio Holdings	76
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$2,153,313

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.90%
Consumer Discretionary	5.93%
Consumer Staples	6.05%
Energy	6.72%
Financials	31.84%
Health Care	7.56%
Industrials	14.54%
Information Technology	7.91%
Materials	6.37%
Real Estate	0.25%
Utilities	6.25%
Repurchase Agreements	1.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000065063
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class R2
Trading Symbol	LIDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$148	1.31%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 25.93%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 29.55% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Fresenius SE & Co. KGaA.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Teck Resources Ltd. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Sodexo SA.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,861	$9,752	$9,753	$9,844
12/31/2015	$9,652	$9,564	$9,567	$9,712
1/31/2016	$9,233	$8,786	$8,791	$9,009
2/29/2016	$8,982	$8,616	$8,624	$8,844
3/31/2016	$9,661	$9,184	$9,200	$9,420
4/30/2016	$9,830	$9,547	$9,575	$9,693
5/31/2016	$9,646	$9,395	$9,438	$9,605
6/30/2016	$9,609	$8,928	$8,976	$9,282
7/31/2016	$9,894	$9,398	$9,448	$9,753
8/31/2016	$9,923	$9,550	$9,603	$9,760
9/30/2016	$10,059	$9,642	$9,702	$9,879
10/31/2016	$9,830	$9,665	$9,725	$9,677
11/30/2016	$9,644	$9,605	$9,666	$9,485
12/31/2016	$9,854	$10,045	$10,111	$9,809
1/31/2017	$10,056	$10,292	$10,361	$10,093
2/28/2017	$10,157	$10,362	$10,434	$10,238
3/31/2017	$10,427	$10,652	$10,739	$10,520
4/30/2017	$10,558	$10,876	$10,971	$10,787
5/31/2017	$10,878	$11,127	$11,245	$11,183
6/30/2017	$10,902	$11,161	$11,283	$11,163
7/31/2017	$11,313	$11,534	$11,662	$11,485
8/31/2017	$11,372	$11,462	$11,591	$11,481
9/30/2017	$11,502	$11,816	$11,954	$11,767
10/31/2017	$11,517	$11,907	$12,048	$11,945
11/30/2017	$11,635	$12,014	$12,158	$12,071
12/31/2017	$11,917	$12,198	$12,347	$12,265
1/31/2018	$12,568	$12,857	$13,015	$12,880
2/28/2018	$11,873	$12,246	$12,399	$12,298
3/31/2018	$11,772	$11,951	$12,116	$12,077
4/30/2018	$11,847	$12,319	$12,503	$12,352
5/31/2018	$11,490	$11,785	$11,981	$12,075
6/30/2018	$11,189	$11,636	$11,833	$11,927
7/31/2018	$11,505	$11,970	$12,175	$12,221
8/31/2018	$11,128	$11,534	$11,733	$11,985
9/30/2018	$11,278	$11,773	$11,983	$12,089
10/31/2018	$10,429	$10,991	$11,188	$11,127
11/30/2018	$10,429	$10,930	$11,128	$11,113
12/31/2018	$9,980	$10,396	$10,587	$10,573
1/31/2019	$10,603	$11,091	$11,297	$11,268
2/28/2019	$10,724	$11,276	$11,486	$11,555
3/31/2019	$10,695	$11,219	$11,442	$11,628
4/30/2019	$10,970	$11,480	$11,718	$11,955
5/31/2019	$10,282	$10,815	$11,063	$11,381
6/30/2019	$10,913	$11,392	$11,658	$12,056
7/31/2019	$10,680	$11,135	$11,397	$11,903
8/31/2019	$10,432	$10,678	$10,931	$11,595
9/30/2019	$10,754	$11,193	$11,466	$11,927
10/31/2019	$11,112	$11,597	$11,881	$12,356
11/30/2019	$11,190	$11,643	$11,931	$12,495
12/31/2019	$11,672	$12,068	$12,369	$12,901
1/31/2020	$11,252	$11,632	$11,923	$12,631
2/29/2020	$10,334	$10,531	$10,797	$11,490
3/31/2020	$8,373	$8,665	$8,895	$9,956
4/30/2020	$8,964	$9,129	$9,379	$10,599
5/31/2020	$9,275	$9,407	$9,673	$11,061
6/30/2020	$9,710	$9,742	$10,023	$11,437
7/31/2020	$9,898	$9,761	$10,045	$11,704
8/31/2020	$10,414	$10,332	$10,635	$12,306
9/30/2020	$10,073	$9,858	$10,154	$11,986
10/31/2020	$9,726	$9,461	$9,746	$11,507
11/30/2020	$11,426	$11,253	$11,593	$13,291
12/31/2020	$12,074	$11,751	$12,109	$13,909
1/31/2021	$11,772	$11,659	$12,016	$13,761
2/28/2021	$12,471	$12,215	$12,592	$14,070
3/31/2021	$12,923	$12,626	$13,030	$14,393
4/30/2021	$13,209	$12,867	$13,289	$14,826
5/31/2021	$13,685	$13,313	$13,766	$15,310
6/30/2021	$13,229	$13,006	$13,453	$15,137
7/31/2021	$13,165	$12,974	$13,423	$15,251
8/31/2021	$13,309	$13,121	$13,576	$15,520
9/30/2021	$12,861	$12,880	$13,345	$15,070
10/31/2021	$13,231	$13,086	$13,563	$15,441
11/30/2021	$12,506	$12,298	$12,750	$14,722
12/31/2021	$13,184	$13,031	$13,511	$15,476
1/31/2022	$13,380	$13,167	$13,654	$14,728
2/28/2022	$13,021	$12,988	$13,471	$14,468
3/31/2022	$12,958	$13,074	$13,580	$14,561
4/30/2022	$12,287	$12,413	$12,906	$13,619
5/31/2022	$12,631	$12,719	$13,251	$13,721
6/30/2022	$11,482	$11,452	$11,935	$12,448
7/31/2022	$11,715	$11,691	$12,185	$13,068
8/31/2022	$11,015	$11,296	$11,776	$12,447
9/30/2022	$9,923	$10,283	$10,727	$11,283
10/31/2022	$10,596	$10,947	$11,420	$11,889
11/30/2022	$11,874	$12,150	$12,677	$13,229
12/31/2022	$11,717	$12,303	$12,843	$13,239
1/31/2023	$12,713	$13,253	$13,837	$14,311
2/28/2023	$12,476	$13,067	$13,645	$14,013
3/31/2023	$12,544	$13,034	$13,631	$14,360
4/30/2023	$12,917	$13,454	$14,086	$14,765
5/31/2023	$12,189	$12,729	$13,356	$14,141
6/30/2023	$12,840	$13,445	$14,113	$14,784
7/31/2023	$13,337	$14,056	$14,758	$15,263
8/31/2023	$12,874	$13,639	$14,322	$14,678
9/30/2023	$12,596	$13,524	$14,209	$14,176
10/31/2023	$12,061	$12,929	$13,585	$13,602
11/30/2023	$12,993	$13,953	$14,666	$14,864
12/31/2023	$13,472	$14,635	$15,385	$15,654
1/31/2024	$13,367	$14,625	$15,377	$15,744
2/29/2024	$13,663	$14,652	$15,407	$16,032
3/31/2024	$14,280	$15,291	$16,108	$16,559
4/30/2024	$14,105	$15,134	$15,963	$16,135
5/31/2024	$14,873	$15,731	$16,623	$16,760
6/30/2024	$14,408	$15,293	$16,166	$16,490
7/31/2024	$15,100	$16,010	$16,927	$16,974
8/31/2024	$15,402	$16,419	$17,362	$17,525
9/30/2024	$15,456	$16,653	$17,618	$17,687
10/31/2024	$14,726	$15,870	$16,794	$16,725
11/30/2024	$14,815	$15,748	$16,669	$16,631
12/31/2024	$14,446	$15,467	$16,375	$16,252
1/31/2025	$15,000	$16,256	$17,213	$17,106
2/28/2025	$15,626	$16,862	$17,858	$17,438
3/31/2025	$15,972	$17,255	$18,302	$17,368
4/30/2025	$16,492	$17,955	$19,072	$18,163
5/31/2025	$17,227	$18,676	$19,877	$18,994
6/30/2025	$17,628	$19,000	$20,228	$19,413
7/31/2025	$17,300	$19,049	$20,284	$19,140
8/31/2025	$18,065	$20,139	$21,447	$19,956
9/30/2025	$18,470	$20,404	$21,742	$20,338
10/31/2025	$18,544	$20,559	$21,910	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	25.93%	13.78%	6.37%
MSCI EAFE Value Index with Net Dividends	29.55%	16.79%	7.47%
MSCI EAFE Value Index with the Gross Dividends	30.46%	17.59%	8.16%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 468,175,570
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,153,313
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$468,175,570
# of Portfolio Holdings	76
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$2,153,313

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.90%
Consumer Discretionary	5.93%
Consumer Staples	6.05%
Energy	6.72%
Financials	31.84%
Health Care	7.56%
Industrials	14.54%
Information Technology	7.91%
Materials	6.37%
Real Estate	0.25%
Utilities	6.25%
Repurchase Agreements	1.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000065064
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class R3
Trading Symbol	LIRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$137	1.21%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 26.05%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 29.55% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Fresenius SE & Co. KGaA.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Teck Resources Ltd. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Sodexo SA.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,873	$9,752	$9,753	$9,844
12/31/2015	$9,651	$9,564	$9,567	$9,712
1/31/2016	$9,241	$8,786	$8,791	$9,009
2/29/2016	$8,987	$8,616	$8,624	$8,844
3/31/2016	$9,676	$9,184	$9,200	$9,420
4/30/2016	$9,833	$9,547	$9,575	$9,693
5/31/2016	$9,662	$9,395	$9,438	$9,605
6/30/2016	$9,629	$8,928	$8,976	$9,282
7/31/2016	$9,904	$9,398	$9,448	$9,753
8/31/2016	$9,933	$9,550	$9,603	$9,760
9/30/2016	$10,089	$9,642	$9,702	$9,879
10/31/2016	$9,842	$9,665	$9,725	$9,677
11/30/2016	$9,668	$9,605	$9,666	$9,485
12/31/2016	$9,869	$10,045	$10,111	$9,809
1/31/2017	$10,089	$10,292	$10,361	$10,093
2/28/2017	$10,177	$10,362	$10,434	$10,238
3/31/2017	$10,452	$10,652	$10,739	$10,520
4/30/2017	$10,585	$10,876	$10,971	$10,787
5/31/2017	$10,909	$11,127	$11,245	$11,183
6/30/2017	$10,922	$11,161	$11,283	$11,163
7/31/2017	$11,339	$11,534	$11,662	$11,485
8/31/2017	$11,398	$11,462	$11,591	$11,481
9/30/2017	$11,535	$11,816	$11,954	$11,767
10/31/2017	$11,550	$11,907	$12,048	$11,945
11/30/2017	$11,670	$12,014	$12,158	$12,071
12/31/2017	$11,946	$12,198	$12,347	$12,265
1/31/2018	$12,608	$12,857	$13,015	$12,880
2/28/2018	$11,916	$12,246	$12,399	$12,298
3/31/2018	$11,813	$11,951	$12,116	$12,077
4/30/2018	$11,874	$12,319	$12,503	$12,352
5/31/2018	$11,527	$11,785	$11,981	$12,075
6/30/2018	$11,224	$11,636	$11,833	$11,927
7/31/2018	$11,545	$11,970	$12,175	$12,221
8/31/2018	$11,178	$11,534	$11,733	$11,985
9/30/2018	$11,333	$11,773	$11,983	$12,089
10/31/2018	$10,470	$10,991	$11,188	$11,127
11/30/2018	$10,470	$10,930	$11,128	$11,113
12/31/2018	$10,016	$10,396	$10,587	$10,573
1/31/2019	$10,648	$11,091	$11,297	$11,268
2/28/2019	$10,772	$11,276	$11,486	$11,555
3/31/2019	$10,744	$11,219	$11,442	$11,628
4/30/2019	$11,024	$11,480	$11,718	$11,955
5/31/2019	$10,325	$10,815	$11,063	$11,381
6/30/2019	$10,968	$11,392	$11,658	$12,056
7/31/2019	$10,731	$11,135	$11,397	$11,903
8/31/2019	$10,479	$10,678	$10,931	$11,595
9/30/2019	$10,809	$11,193	$11,466	$11,927
10/31/2019	$11,157	$11,597	$11,881	$12,356
11/30/2019	$11,268	$11,643	$11,931	$12,495
12/31/2019	$11,740	$12,068	$12,369	$12,901
1/31/2020	$11,327	$11,632	$11,923	$12,631
2/29/2020	$10,405	$10,531	$10,797	$11,490
3/31/2020	$8,445	$8,665	$8,895	$9,956
4/30/2020	$9,034	$9,129	$9,379	$10,599
5/31/2020	$9,336	$9,407	$9,673	$11,061
6/30/2020	$9,783	$9,742	$10,023	$11,437
7/31/2020	$9,975	$9,761	$10,045	$11,704
8/31/2020	$10,487	$10,332	$10,635	$12,306
9/30/2020	$10,156	$9,858	$10,154	$11,986
10/31/2020	$9,818	$9,461	$9,746	$11,507
11/30/2020	$11,524	$11,253	$11,593	$13,291
12/31/2020	$12,173	$11,751	$12,109	$13,909
1/31/2021	$11,881	$11,659	$12,016	$13,761
2/28/2021	$12,563	$12,215	$12,592	$14,070
3/31/2021	$13,030	$12,626	$13,030	$14,393
4/30/2021	$13,322	$12,867	$13,289	$14,826
5/31/2021	$13,793	$13,313	$13,766	$15,310
6/30/2021	$13,346	$13,006	$13,453	$15,137
7/31/2021	$13,297	$12,974	$13,423	$15,251
8/31/2021	$13,428	$13,121	$13,576	$15,520
9/30/2021	$12,972	$12,880	$13,345	$15,070
10/31/2021	$13,352	$13,086	$13,563	$15,441
11/30/2021	$12,609	$12,298	$12,750	$14,722
12/31/2021	$13,307	$13,031	$13,511	$15,476
1/31/2022	$13,508	$13,167	$13,654	$14,728
2/28/2022	$13,157	$12,988	$13,471	$14,468
3/31/2022	$13,091	$13,074	$13,580	$14,561
4/30/2022	$12,420	$12,413	$12,906	$13,619
5/31/2022	$12,755	$12,719	$13,251	$13,721
6/30/2022	$11,596	$11,452	$11,935	$12,448
7/31/2022	$11,852	$11,691	$12,185	$13,068
8/31/2022	$11,134	$11,296	$11,776	$12,447
9/30/2022	$10,036	$10,283	$10,727	$11,283
10/31/2022	$10,725	$10,947	$11,420	$11,889
11/30/2022	$12,001	$12,150	$12,677	$13,229
12/31/2022	$11,842	$12,303	$12,843	$13,239
1/31/2023	$12,846	$13,253	$13,837	$14,311
2/28/2023	$12,621	$13,067	$13,645	$14,013
3/31/2023	$12,694	$13,034	$13,631	$14,360
4/30/2023	$13,059	$13,454	$14,086	$14,765
5/31/2023	$12,311	$12,729	$13,356	$14,141
6/30/2023	$12,982	$13,445	$14,113	$14,784
7/31/2023	$13,493	$14,056	$14,758	$15,263
8/31/2023	$13,035	$13,639	$14,322	$14,678
9/30/2023	$12,732	$13,524	$14,209	$14,176
10/31/2023	$12,201	$12,929	$13,585	$13,602
11/30/2023	$13,157	$13,953	$14,666	$14,864
12/31/2023	$13,633	$14,635	$15,385	$15,654
1/31/2024	$13,544	$14,625	$15,377	$15,744
2/29/2024	$13,830	$14,652	$15,407	$16,032
3/31/2024	$14,445	$15,291	$16,108	$16,559
4/30/2024	$14,284	$15,134	$15,963	$16,135
5/31/2024	$15,055	$15,731	$16,623	$16,760
6/30/2024	$14,580	$15,293	$16,166	$16,490
7/31/2024	$15,291	$16,010	$16,927	$16,974
8/31/2024	$15,583	$16,419	$17,362	$17,525
9/30/2024	$15,644	$16,653	$17,618	$17,687
10/31/2024	$14,912	$15,870	$16,794	$16,725
11/30/2024	$15,004	$15,748	$16,669	$16,631
12/31/2024	$14,628	$15,467	$16,375	$16,252
1/31/2025	$15,198	$16,256	$17,213	$17,106
2/28/2025	$15,841	$16,862	$17,858	$17,438
3/31/2025	$16,183	$17,255	$18,302	$17,368
4/30/2025	$16,717	$17,955	$19,072	$18,163
5/31/2025	$17,455	$18,676	$19,877	$18,994
6/30/2025	$17,871	$19,000	$20,228	$19,413
7/31/2025	$17,534	$19,049	$20,284	$19,140
8/31/2025	$18,320	$20,139	$21,447	$19,956
9/30/2025	$18,722	$20,404	$21,742	$20,338
10/31/2025	$18,798	$20,559	$21,910	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	26.05%	13.87%	6.51%
MSCI EAFE Value Index with Net Dividends	29.55%	16.79%	7.47%
MSCI EAFE Value Index with the Gross Dividends	30.46%	17.59%	8.16%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 468,175,570
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,153,313
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$468,175,570
# of Portfolio Holdings	76
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$2,153,313

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.90%
Consumer Discretionary	5.93%
Consumer Staples	6.05%
Energy	6.72%
Financials	31.84%
Health Care	7.56%
Industrials	14.54%
Information Technology	7.91%
Materials	6.37%
Real Estate	0.25%
Utilities	6.25%
Repurchase Agreements	1.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155682
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class R4
Trading Symbol	LIRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$109	0.96%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 26.39%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 29.55% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Fresenius SE & Co. KGaA.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Teck Resources Ltd. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Sodexo SA.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,858	$9,752	$9,753	$9,844
12/31/2015	$9,655	$9,564	$9,567	$9,712
1/31/2016	$9,241	$8,786	$8,791	$9,009
2/29/2016	$8,999	$8,616	$8,624	$8,844
3/31/2016	$9,672	$9,184	$9,200	$9,420
4/30/2016	$9,830	$9,547	$9,575	$9,693
5/31/2016	$9,672	$9,395	$9,438	$9,605
6/30/2016	$9,631	$8,928	$8,976	$9,282
7/31/2016	$9,908	$9,398	$9,448	$9,753
8/31/2016	$9,952	$9,550	$9,603	$9,760
9/30/2016	$10,101	$9,642	$9,702	$9,879
10/31/2016	$9,852	$9,665	$9,725	$9,677
11/30/2016	$9,690	$9,605	$9,666	$9,485
12/31/2016	$9,886	$10,045	$10,111	$9,809
1/31/2017	$10,108	$10,292	$10,361	$10,093
2/28/2017	$10,197	$10,362	$10,434	$10,238
3/31/2017	$10,471	$10,652	$10,739	$10,520
4/30/2017	$10,606	$10,876	$10,971	$10,787
5/31/2017	$10,934	$11,127	$11,245	$11,183
6/30/2017	$10,955	$11,161	$11,283	$11,163
7/31/2017	$11,378	$11,534	$11,662	$11,485
8/31/2017	$11,439	$11,462	$11,591	$11,481
9/30/2017	$11,570	$11,816	$11,954	$11,767
10/31/2017	$11,586	$11,907	$12,048	$11,945
11/30/2017	$11,722	$12,014	$12,158	$12,071
12/31/2017	$11,996	$12,198	$12,347	$12,265
1/31/2018	$12,668	$12,857	$13,015	$12,880
2/28/2018	$11,966	$12,246	$12,399	$12,298
3/31/2018	$11,870	$11,951	$12,116	$12,077
4/30/2018	$11,947	$12,319	$12,503	$12,352
5/31/2018	$11,594	$11,785	$11,981	$12,075
6/30/2018	$11,294	$11,636	$11,833	$11,927
7/31/2018	$11,605	$11,970	$12,175	$12,221
8/31/2018	$11,247	$11,534	$11,733	$11,985
9/30/2018	$11,398	$11,773	$11,983	$12,089
10/31/2018	$10,536	$10,991	$11,188	$11,127
11/30/2018	$10,536	$10,930	$11,128	$11,113
12/31/2018	$10,081	$10,396	$10,587	$10,573
1/31/2019	$10,725	$11,091	$11,297	$11,268
2/28/2019	$10,851	$11,276	$11,486	$11,555
3/31/2019	$10,815	$11,219	$11,442	$11,628
4/30/2019	$11,100	$11,480	$11,718	$11,955
5/31/2019	$10,403	$10,815	$11,063	$11,381
6/30/2019	$11,049	$11,392	$11,658	$12,056
7/31/2019	$10,808	$11,135	$11,397	$11,903
8/31/2019	$10,566	$10,678	$10,931	$11,595
9/30/2019	$10,894	$11,193	$11,466	$11,927
10/31/2019	$11,265	$11,597	$11,881	$12,356
11/30/2019	$11,362	$11,643	$11,931	$12,495
12/31/2019	$11,851	$12,068	$12,369	$12,901
1/31/2020	$11,429	$11,632	$11,923	$12,631
2/29/2020	$10,504	$10,531	$10,797	$11,490
3/31/2020	$8,525	$8,665	$8,895	$9,956
4/30/2020	$9,127	$9,129	$9,379	$10,599
5/31/2020	$9,436	$9,407	$9,673	$11,061
6/30/2020	$9,882	$9,742	$10,023	$11,437
7/31/2020	$10,079	$9,761	$10,045	$11,704
8/31/2020	$10,604	$10,332	$10,635	$12,306
9/30/2020	$10,271	$9,858	$10,154	$11,986
10/31/2020	$9,925	$9,461	$9,746	$11,507
11/30/2020	$11,656	$11,253	$11,593	$13,291
12/31/2020	$12,297	$11,751	$12,109	$13,909
1/31/2021	$12,014	$11,659	$12,016	$13,761
2/28/2021	$12,713	$12,215	$12,592	$14,070
3/31/2021	$13,184	$12,626	$13,030	$14,393
4/30/2021	$13,484	$12,867	$13,289	$14,826
5/31/2021	$13,967	$13,313	$13,766	$15,310
6/30/2021	$13,518	$13,006	$13,453	$15,137
7/31/2021	$13,467	$12,974	$13,423	$15,251
8/31/2021	$13,602	$13,121	$13,576	$15,520
9/30/2021	$13,143	$12,880	$13,345	$15,070
10/31/2021	$13,533	$13,086	$13,563	$15,441
11/30/2021	$12,787	$12,298	$12,750	$14,722
12/31/2021	$13,496	$13,031	$13,511	$15,476
1/31/2022	$13,702	$13,167	$13,654	$14,728
2/28/2022	$13,341	$12,988	$13,471	$14,468
3/31/2022	$13,281	$13,074	$13,580	$14,561
4/30/2022	$12,590	$12,413	$12,906	$13,619
5/31/2022	$12,935	$12,719	$13,251	$13,721
6/30/2022	$11,768	$11,452	$11,935	$12,448
7/31/2022	$12,032	$11,691	$12,185	$13,068
8/31/2022	$11,292	$11,296	$11,776	$12,447
9/30/2022	$10,185	$10,283	$10,727	$11,283
10/31/2022	$10,878	$10,947	$11,420	$11,889
11/30/2022	$12,193	$12,150	$12,677	$13,229
12/31/2022	$12,019	$12,303	$12,843	$13,239
1/31/2023	$13,055	$13,253	$13,837	$14,311
2/28/2023	$12,823	$13,067	$13,645	$14,013
3/31/2023	$12,889	$13,034	$13,631	$14,360
4/30/2023	$13,284	$13,454	$14,086	$14,765
5/31/2023	$12,530	$12,729	$13,356	$14,141
6/30/2023	$13,214	$13,445	$14,113	$14,784
7/31/2023	$13,723	$14,056	$14,758	$15,263
8/31/2023	$13,268	$13,639	$14,322	$14,678
9/30/2023	$12,962	$13,524	$14,209	$14,176
10/31/2023	$12,413	$12,929	$13,585	$13,602
11/30/2023	$13,382	$13,953	$14,666	$14,864
12/31/2023	$13,865	$14,635	$15,385	$15,654
1/31/2024	$13,791	$14,625	$15,377	$15,744
2/29/2024	$14,086	$14,652	$15,407	$16,032
3/31/2024	$14,716	$15,291	$16,108	$16,559
4/30/2024	$14,550	$15,134	$15,963	$16,135
5/31/2024	$15,347	$15,731	$16,623	$16,760
6/30/2024	$14,867	$15,293	$16,166	$16,490
7/31/2024	$15,584	$16,010	$16,927	$16,974
8/31/2024	$15,905	$16,419	$17,362	$17,525
9/30/2024	$15,960	$16,653	$17,618	$17,687
10/31/2024	$15,221	$15,870	$16,794	$16,725
11/30/2024	$15,315	$15,748	$16,669	$16,631
12/31/2024	$14,937	$15,467	$16,375	$16,252
1/31/2025	$15,509	$16,256	$17,213	$17,106
2/28/2025	$16,175	$16,862	$17,858	$17,438
3/31/2025	$16,539	$17,255	$18,302	$17,368
4/30/2025	$17,075	$17,955	$19,072	$18,163
5/31/2025	$17,839	$18,676	$19,877	$18,994
6/30/2025	$18,262	$19,000	$20,228	$19,413
7/31/2025	$17,912	$19,049	$20,284	$19,140
8/31/2025	$18,729	$20,139	$21,447	$19,956
9/30/2025	$19,140	$20,404	$21,742	$20,338
10/31/2025	$19,237	$20,559	$21,910	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R4 at NAV	26.39%	14.15%	6.76%
MSCI EAFE Value Index with Net Dividends	29.55%	16.79%	7.47%
MSCI EAFE Value Index with the Gross Dividends	30.46%	17.59%	8.16%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 468,175,570
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,153,313
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$468,175,570
# of Portfolio Holdings	76
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$2,153,313

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.90%
Consumer Discretionary	5.93%
Consumer Staples	6.05%
Energy	6.72%
Financials	31.84%
Health Care	7.56%
Industrials	14.54%
Information Technology	7.91%
Materials	6.37%
Real Estate	0.25%
Utilities	6.25%
Repurchase Agreements	1.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155683
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class R5
Trading Symbol	LIRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$80	0.71%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 26.76%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 29.55% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Fresenius SE & Co. KGaA.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Teck Resources Ltd. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Sodexo SA.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,859	$9,752	$9,753	$9,844
12/31/2015	$9,648	$9,564	$9,567	$9,712
1/31/2016	$9,250	$8,786	$8,791	$9,009
2/29/2016	$8,994	$8,616	$8,624	$8,844
3/31/2016	$9,685	$9,184	$9,200	$9,420
4/30/2016	$9,843	$9,547	$9,575	$9,693
5/31/2016	$9,685	$9,395	$9,438	$9,605
6/30/2016	$9,650	$8,928	$8,976	$9,282
7/31/2016	$9,927	$9,398	$9,448	$9,753
8/31/2016	$9,971	$9,550	$9,603	$9,760
9/30/2016	$10,111	$9,642	$9,702	$9,879
10/31/2016	$9,876	$9,665	$9,725	$9,677
11/30/2016	$9,701	$9,605	$9,666	$9,485
12/31/2016	$9,917	$10,045	$10,111	$9,809
1/31/2017	$10,139	$10,292	$10,361	$10,093
2/28/2017	$10,227	$10,362	$10,434	$10,238
3/31/2017	$10,505	$10,652	$10,739	$10,520
4/30/2017	$10,654	$10,876	$10,971	$10,787
5/31/2017	$10,982	$11,127	$11,245	$11,183
6/30/2017	$11,009	$11,161	$11,283	$11,163
7/31/2017	$11,431	$11,534	$11,662	$11,485
8/31/2017	$11,492	$11,462	$11,591	$11,481
9/30/2017	$11,629	$11,816	$11,954	$11,767
10/31/2017	$11,645	$11,907	$12,048	$11,945
11/30/2017	$11,782	$12,014	$12,158	$12,071
12/31/2017	$12,077	$12,198	$12,347	$12,265
1/31/2018	$12,734	$12,857	$13,015	$12,880
2/28/2018	$12,032	$12,246	$12,399	$12,298
3/31/2018	$11,946	$11,951	$12,116	$12,077
4/30/2018	$12,023	$12,319	$12,503	$12,352
5/31/2018	$11,670	$11,785	$11,981	$12,075
6/30/2018	$11,361	$11,636	$11,833	$11,927
7/31/2018	$11,689	$11,970	$12,175	$12,221
8/31/2018	$11,330	$11,534	$11,733	$11,985
9/30/2018	$11,487	$11,773	$11,983	$12,089
10/31/2018	$10,623	$10,991	$11,188	$11,127
11/30/2018	$10,623	$10,930	$11,128	$11,113
12/31/2018	$10,173	$10,396	$10,587	$10,573
1/31/2019	$10,819	$11,091	$11,297	$11,268
2/28/2019	$10,945	$11,276	$11,486	$11,555
3/31/2019	$10,916	$11,219	$11,442	$11,628
4/30/2019	$11,202	$11,480	$11,718	$11,955
5/31/2019	$10,503	$10,815	$11,063	$11,381
6/30/2019	$11,159	$11,392	$11,658	$12,056
7/31/2019	$10,916	$11,135	$11,397	$11,903
8/31/2019	$10,674	$10,678	$10,931	$11,595
9/30/2019	$11,009	$11,193	$11,466	$11,927
10/31/2019	$11,383	$11,597	$11,881	$12,356
11/30/2019	$11,480	$11,643	$11,931	$12,495
12/31/2019	$11,979	$12,068	$12,369	$12,901
1/31/2020	$11,571	$11,632	$11,923	$12,631
2/29/2020	$10,625	$10,531	$10,797	$11,490
3/31/2020	$8,625	$8,665	$8,895	$9,956
4/30/2020	$9,231	$9,129	$9,379	$10,599
5/31/2020	$9,542	$9,407	$9,673	$11,061
6/30/2020	$10,014	$9,742	$10,023	$11,437
7/31/2020	$10,212	$9,761	$10,045	$11,704
8/31/2020	$10,740	$10,332	$10,635	$12,306
9/30/2020	$10,395	$9,858	$10,154	$11,986
10/31/2020	$10,047	$9,461	$9,746	$11,507
11/30/2020	$11,807	$11,253	$11,593	$13,291
12/31/2020	$12,475	$11,751	$12,109	$13,909
1/31/2021	$12,173	$11,659	$12,016	$13,761
2/28/2021	$12,894	$12,215	$12,592	$14,070
3/31/2021	$13,377	$12,626	$13,030	$14,393
4/30/2021	$13,696	$12,867	$13,289	$14,826
5/31/2021	$14,183	$13,313	$13,766	$15,310
6/30/2021	$13,721	$13,006	$13,453	$15,137
7/31/2021	$13,670	$12,974	$13,423	$15,251
8/31/2021	$13,823	$13,121	$13,576	$15,520
9/30/2021	$13,352	$12,880	$13,345	$15,070
10/31/2021	$13,746	$13,086	$13,563	$15,441
11/30/2021	$12,992	$12,298	$12,750	$14,722
12/31/2021	$13,717	$13,031	$13,511	$15,476
1/31/2022	$13,925	$13,167	$13,654	$14,728
2/28/2022	$13,560	$12,988	$13,471	$14,468
3/31/2022	$13,507	$13,074	$13,580	$14,561
4/30/2022	$12,809	$12,413	$12,906	$13,619
5/31/2022	$13,176	$12,719	$13,251	$13,721
6/30/2022	$11,987	$11,452	$11,935	$12,448
7/31/2022	$12,237	$11,691	$12,185	$13,068
8/31/2022	$11,506	$11,296	$11,776	$12,447
9/30/2022	$10,377	$10,283	$10,727	$11,283
10/31/2022	$11,079	$10,947	$11,420	$11,889
11/30/2022	$12,428	$12,150	$12,677	$13,229
12/31/2022	$12,258	$12,303	$12,843	$13,239
1/31/2023	$13,307	$13,253	$13,837	$14,311
2/28/2023	$13,072	$13,067	$13,645	$14,013
3/31/2023	$13,146	$13,034	$13,631	$14,360
4/30/2023	$13,546	$13,454	$14,086	$14,765
5/31/2023	$12,783	$12,729	$13,356	$14,141
6/30/2023	$13,484	$13,445	$14,113	$14,784
7/31/2023	$14,000	$14,056	$14,758	$15,263
8/31/2023	$13,539	$13,639	$14,322	$14,678
9/30/2023	$13,241	$13,524	$14,209	$14,176
10/31/2023	$12,684	$12,929	$13,585	$13,602
11/30/2023	$13,686	$13,953	$14,666	$14,864
12/31/2023	$14,183	$14,635	$15,385	$15,654
1/31/2024	$14,090	$14,625	$15,377	$15,744
2/29/2024	$14,408	$14,652	$15,407	$16,032
3/31/2024	$15,056	$15,291	$16,108	$16,559
4/30/2024	$14,887	$15,134	$15,963	$16,135
5/31/2024	$15,696	$15,731	$16,623	$16,760
6/30/2024	$15,218	$15,293	$16,166	$16,490
7/31/2024	$15,965	$16,010	$16,927	$16,974
8/31/2024	$16,291	$16,419	$17,362	$17,525
9/30/2024	$16,357	$16,653	$17,618	$17,687
10/31/2024	$15,586	$15,870	$16,794	$16,725
11/30/2024	$15,702	$15,748	$16,669	$16,631
12/31/2024	$15,307	$15,467	$16,375	$16,252
1/31/2025	$15,908	$16,256	$17,213	$17,106
2/28/2025	$16,586	$16,862	$17,858	$17,438
3/31/2025	$16,967	$17,255	$18,302	$17,368
4/30/2025	$17,511	$17,955	$19,072	$18,163
5/31/2025	$18,290	$18,676	$19,877	$18,994
6/30/2025	$18,751	$19,000	$20,228	$19,413
7/31/2025	$18,395	$19,049	$20,284	$19,140
8/31/2025	$19,227	$20,139	$21,447	$19,956
9/30/2025	$19,657	$20,404	$21,742	$20,338
10/31/2025	$19,756	$20,559	$21,910	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R5 at NAV	26.76%	14.48%	7.05%
MSCI EAFE Value Index with Net Dividends	29.55%	16.79%	7.47%
MSCI EAFE Value Index with the Gross Dividends	30.46%	17.59%	8.16%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 468,175,570
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,153,313
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$468,175,570
# of Portfolio Holdings	76
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$2,153,313

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.90%
Consumer Discretionary	5.93%
Consumer Staples	6.05%
Energy	6.72%
Financials	31.84%
Health Care	7.56%
Industrials	14.54%
Information Technology	7.91%
Materials	6.37%
Real Estate	0.25%
Utilities	6.25%
Repurchase Agreements	1.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155684
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class R6
Trading Symbol	LIRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	0.63%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 26.84%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 29.55% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Fresenius SE & Co. KGaA.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Teck Resources Ltd. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Sodexo SA.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,859	$9,752	$9,753	$9,844
12/31/2015	$9,662	$9,564	$9,567	$9,712
1/31/2016	$9,250	$8,786	$8,791	$9,009
2/29/2016	$9,009	$8,616	$8,624	$8,844
3/31/2016	$9,686	$9,184	$9,200	$9,420
4/30/2016	$9,858	$9,547	$9,575	$9,693
5/31/2016	$9,686	$9,395	$9,438	$9,605
6/30/2016	$9,650	$8,928	$8,976	$9,282
7/31/2016	$9,942	$9,398	$9,448	$9,753
8/31/2016	$9,971	$9,550	$9,603	$9,760
9/30/2016	$10,126	$9,642	$9,702	$9,879
10/31/2016	$9,891	$9,665	$9,725	$9,677
11/30/2016	$9,716	$9,605	$9,666	$9,485
12/31/2016	$9,932	$10,045	$10,111	$9,809
1/31/2017	$10,139	$10,292	$10,361	$10,093
2/28/2017	$10,242	$10,362	$10,434	$10,238
3/31/2017	$10,520	$10,652	$10,739	$10,520
4/30/2017	$10,669	$10,876	$10,971	$10,787
5/31/2017	$10,997	$11,127	$11,245	$11,183
6/30/2017	$11,009	$11,161	$11,283	$11,163
7/31/2017	$11,432	$11,534	$11,662	$11,485
8/31/2017	$11,507	$11,462	$11,591	$11,481
9/30/2017	$11,645	$11,816	$11,954	$11,767
10/31/2017	$11,660	$11,907	$12,048	$11,945
11/30/2017	$11,797	$12,014	$12,158	$12,071
12/31/2017	$12,093	$12,198	$12,347	$12,265
1/31/2018	$12,765	$12,857	$13,015	$12,880
2/28/2018	$12,047	$12,246	$12,399	$12,298
3/31/2018	$11,962	$11,951	$12,116	$12,077
4/30/2018	$12,039	$12,319	$12,503	$12,352
5/31/2018	$11,686	$11,785	$11,981	$12,075
6/30/2018	$11,393	$11,636	$11,833	$11,927
7/31/2018	$11,704	$11,970	$12,175	$12,221
8/31/2018	$11,346	$11,534	$11,733	$11,985
9/30/2018	$11,503	$11,773	$11,983	$12,089
10/31/2018	$10,639	$10,991	$11,188	$11,127
11/30/2018	$10,639	$10,930	$11,128	$11,113
12/31/2018	$10,189	$10,396	$10,587	$10,573
1/31/2019	$10,835	$11,091	$11,297	$11,268
2/28/2019	$10,961	$11,276	$11,486	$11,555
3/31/2019	$10,932	$11,219	$11,442	$11,628
4/30/2019	$11,218	$11,480	$11,718	$11,955
5/31/2019	$10,519	$10,815	$11,063	$11,381
6/30/2019	$11,175	$11,392	$11,658	$12,056
7/31/2019	$10,932	$11,135	$11,397	$11,903
8/31/2019	$10,706	$10,678	$10,931	$11,595
9/30/2019	$11,042	$11,193	$11,466	$11,927
10/31/2019	$11,399	$11,597	$11,881	$12,356
11/30/2019	$11,513	$11,643	$11,931	$12,495
12/31/2019	$12,012	$12,068	$12,369	$12,901
1/31/2020	$11,588	$11,632	$11,923	$12,631
2/29/2020	$10,657	$10,531	$10,797	$11,490
3/31/2020	$8,642	$8,665	$8,895	$9,956
4/30/2020	$9,247	$9,129	$9,379	$10,599
5/31/2020	$9,575	$9,407	$9,673	$11,061
6/30/2020	$10,031	$9,742	$10,023	$11,437
7/31/2020	$10,229	$9,761	$10,045	$11,704
8/31/2020	$10,773	$10,332	$10,635	$12,306
9/30/2020	$10,429	$9,858	$10,154	$11,986
10/31/2020	$10,080	$9,461	$9,746	$11,507
11/30/2020	$11,840	$11,253	$11,593	$13,291
12/31/2020	$12,509	$11,751	$12,109	$13,909
1/31/2021	$12,207	$11,659	$12,016	$13,761
2/28/2021	$12,945	$12,215	$12,592	$14,070
3/31/2021	$13,410	$12,626	$13,030	$14,393
4/30/2021	$13,730	$12,867	$13,289	$14,826
5/31/2021	$14,217	$13,313	$13,766	$15,310
6/30/2021	$13,772	$13,006	$13,453	$15,137
7/31/2021	$13,704	$12,974	$13,423	$15,251
8/31/2021	$13,874	$13,121	$13,576	$15,520
9/30/2021	$13,403	$12,880	$13,345	$15,070
10/31/2021	$13,796	$13,086	$13,563	$15,441
11/30/2021	$13,043	$12,298	$12,750	$14,722
12/31/2021	$13,767	$13,031	$13,511	$15,476
1/31/2022	$13,976	$13,167	$13,654	$14,728
2/28/2022	$13,611	$12,988	$13,471	$14,468
3/31/2022	$13,559	$13,074	$13,580	$14,561
4/30/2022	$12,861	$12,413	$12,906	$13,619
5/31/2022	$13,210	$12,719	$13,251	$13,721
6/30/2022	$12,021	$11,452	$11,935	$12,448
7/31/2022	$12,288	$11,691	$12,185	$13,068
8/31/2022	$11,558	$11,296	$11,776	$12,447
9/30/2022	$10,412	$10,283	$10,727	$11,283
10/31/2022	$11,131	$10,947	$11,420	$11,889
11/30/2022	$12,480	$12,150	$12,677	$13,229
12/31/2022	$12,311	$12,303	$12,843	$13,239
1/31/2023	$13,378	$13,253	$13,837	$14,311
2/28/2023	$13,125	$13,067	$13,645	$14,013
3/31/2023	$13,199	$13,034	$13,631	$14,360
4/30/2023	$13,599	$13,454	$14,086	$14,765
5/31/2023	$12,836	$12,729	$13,356	$14,141
6/30/2023	$13,536	$13,445	$14,113	$14,784
7/31/2023	$14,071	$14,056	$14,758	$15,263
8/31/2023	$13,592	$13,639	$14,322	$14,678
9/30/2023	$13,293	$13,524	$14,209	$14,176
10/31/2023	$12,737	$12,929	$13,585	$13,602
11/30/2023	$13,738	$13,953	$14,666	$14,864
12/31/2023	$14,254	$14,635	$15,385	$15,654
1/31/2024	$14,161	$14,625	$15,377	$15,744
2/29/2024	$14,460	$14,652	$15,407	$16,032
3/31/2024	$15,127	$15,291	$16,108	$16,559
4/30/2024	$14,958	$15,134	$15,963	$16,135
5/31/2024	$15,785	$15,731	$16,623	$16,760
6/30/2024	$15,288	$15,293	$16,166	$16,490
7/31/2024	$16,036	$16,010	$16,927	$16,974
8/31/2024	$16,361	$16,419	$17,362	$17,525
9/30/2024	$16,446	$16,653	$17,618	$17,687
10/31/2024	$15,676	$15,870	$16,794	$16,725
11/30/2024	$15,792	$15,748	$16,669	$16,631
12/31/2024	$15,397	$15,467	$16,375	$16,252
1/31/2025	$15,998	$16,256	$17,213	$17,106
2/28/2025	$16,676	$16,862	$17,858	$17,438
3/31/2025	$17,056	$17,255	$18,302	$17,368
4/30/2025	$17,620	$17,955	$19,072	$18,163
5/31/2025	$18,398	$18,676	$19,877	$18,994
6/30/2025	$18,860	$19,000	$20,228	$19,413
7/31/2025	$18,504	$19,049	$20,284	$19,140
8/31/2025	$19,335	$20,139	$21,447	$19,956
9/30/2025	$19,784	$20,404	$21,742	$20,338
10/31/2025	$19,884	$20,559	$21,910	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6 at NAV	26.84%	14.55%	7.11%
MSCI EAFE Value Index with Net Dividends	29.55%	16.79%	7.47%
MSCI EAFE Value Index with the Gross Dividends	30.46%	17.59%	8.16%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 468,175,570
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,153,313
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$468,175,570
# of Portfolio Holdings	76
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$2,153,313

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.90%
Consumer Discretionary	5.93%
Consumer Staples	6.05%
Energy	6.72%
Financials	31.84%
Health Care	7.56%
Industrials	14.54%
Information Technology	7.91%
Materials	6.37%
Real Estate	0.25%
Utilities	6.25%
Repurchase Agreements	1.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019535
Shareholder Report [Line Items]
Fund Name	Lord Abbett Micro Cap Growth Fund
Class Name	Class A
Trading Symbol	LAMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$152	1.37%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 22.53%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 35.58% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Micro Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Kratos Defense & Security Solutions, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Sphere Entertainment Co.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Alkami Technology, Inc. Security selection within the Financials sector also detracted from relative performance, led by an overweight allocation to Sezzle, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell Micro Cap Growth Index	Russell Microcap Index	S&P 500 Index
10/31/2015	$9,423	$10,000	$10,000	$10,000
11/30/2015	$9,996	$10,471	$10,380	$10,030
12/31/2015	$9,584	$9,854	$9,844	$9,872
1/31/2016	$8,051	$8,471	$8,826	$9,382
2/29/2016	$7,674	$8,390	$8,693	$9,369
3/31/2016	$8,271	$8,988	$9,309	$10,005
4/30/2016	$8,448	$9,207	$9,611	$10,043
5/31/2016	$8,725	$9,448	$9,736	$10,224
6/30/2016	$8,768	$9,273	$9,679	$10,250
7/31/2016	$9,548	$9,775	$10,185	$10,628
8/31/2016	$9,634	$9,969	$10,460	$10,643
9/30/2016	$10,038	$10,378	$10,767	$10,645
10/31/2016	$9,300	$9,537	$10,154	$10,451
11/30/2016	$10,010	$10,326	$11,333	$10,838
12/31/2016	$9,783	$10,530	$11,849	$11,052
1/31/2017	$10,024	$10,414	$11,671	$11,262
2/28/2017	$10,258	$10,629	$11,792	$11,709
3/31/2017	$10,663	$10,807	$11,894	$11,723
4/30/2017	$10,713	$10,926	$12,017	$11,843
5/31/2017	$10,691	$10,787	$11,741	$12,010
6/30/2017	$11,529	$11,379	$12,350	$12,085
7/31/2017	$11,998	$11,316	$12,282	$12,333
8/31/2017	$12,232	$11,406	$12,180	$12,371
9/30/2017	$13,098	$12,170	$13,172	$12,626
10/31/2017	$12,963	$12,013	$13,151	$12,921
11/30/2017	$12,982	$12,252	$13,473	$13,317
12/31/2017	$13,542	$12,283	$13,409	$13,465
1/31/2018	$14,185	$12,633	$13,738	$14,236
2/28/2018	$14,194	$12,342	$13,303	$13,711
3/31/2018	$14,252	$12,405	$13,500	$13,363
4/30/2018	$14,469	$12,515	$13,670	$13,414
5/31/2018	$15,965	$13,465	$14,656	$13,737
6/30/2018	$16,499	$13,613	$14,846	$13,822
7/31/2018	$15,948	$13,606	$14,836	$14,336
8/31/2018	$18,187	$14,561	$15,474	$14,803
9/30/2018	$18,162	$14,042	$14,970	$14,887
10/31/2018	$15,079	$12,143	$13,337	$13,870
11/30/2018	$15,343	$12,084	$13,252	$14,153
12/31/2018	$13,914	$10,541	$11,655	$12,875
1/31/2019	$15,567	$11,637	$12,878	$13,906
2/28/2019	$17,363	$12,410	$13,583	$14,353
3/31/2019	$17,067	$12,228	$13,182	$14,632
4/30/2019	$17,575	$12,337	$13,434	$15,224
5/31/2019	$16,713	$11,547	$12,523	$14,257
6/30/2019	$18,343	$12,280	$13,304	$15,262
7/31/2019	$18,036	$11,979	$13,123	$15,481
8/31/2019	$16,985	$11,279	$12,297	$15,236
9/30/2019	$15,792	$11,046	$12,578	$15,521
10/31/2019	$16,335	$11,314	$12,901	$15,857
11/30/2019	$17,792	$12,177	$13,500	$16,432
12/31/2019	$18,724	$13,000	$14,270	$16,928
1/31/2020	$19,035	$12,744	$13,605	$16,922
2/29/2020	$18,230	$12,071	$12,675	$15,529
3/31/2020	$14,177	$9,543	$9,705	$13,611
4/30/2020	$16,860	$11,346	$11,183	$15,356
5/31/2020	$19,543	$12,451	$11,924	$16,087
6/30/2020	$20,927	$13,249	$12,670	$16,407
7/31/2020	$22,014	$13,662	$12,805	$17,332
8/31/2020	$24,274	$14,406	$13,567	$18,578
9/30/2020	$24,584	$14,051	$13,137	$17,872
10/31/2020	$24,697	$13,843	$13,307	$17,397
11/30/2020	$29,616	$16,832	$16,027	$19,301
12/31/2020	$33,595	$18,217	$17,261	$20,043
1/31/2021	$36,223	$20,560	$19,714	$19,841
2/28/2021	$39,733	$21,977	$20,902	$20,388
3/31/2021	$37,724	$21,288	$21,384	$21,281
4/30/2021	$38,194	$21,099	$21,440	$22,416
5/31/2021	$35,941	$20,652	$21,791	$22,573
6/30/2021	$37,668	$21,965	$22,269	$23,100
7/31/2021	$35,660	$20,451	$21,041	$23,649
8/31/2021	$36,185	$20,999	$21,796	$24,368
9/30/2021	$34,121	$19,968	$21,160	$23,234
10/31/2021	$36,336	$20,170	$21,629	$24,862
11/30/2021	$34,365	$18,862	$20,495	$24,690
12/31/2021	$34,759	$18,377	$20,598	$25,797
1/31/2022	$28,622	$15,710	$18,585	$24,462
2/28/2022	$28,659	$15,725	$18,775	$23,729
3/31/2022	$28,772	$15,858	$19,034	$24,610
4/30/2022	$24,849	$13,636	$17,060	$22,464
5/31/2022	$24,080	$13,308	$16,993	$22,505
6/30/2022	$22,278	$12,306	$15,425	$20,648
7/31/2022	$24,680	$13,751	$16,962	$22,552
8/31/2022	$25,431	$13,863	$16,989	$21,632
9/30/2022	$24,099	$12,569	$15,351	$19,640
10/31/2022	$26,013	$13,592	$16,807	$21,230
11/30/2022	$25,731	$13,475	$16,792	$22,416
12/31/2022	$24,587	$12,908	$16,076	$21,125
1/31/2023	$26,726	$14,206	$17,660	$22,452
2/28/2023	$26,595	$13,815	$17,146	$21,904
3/31/2023	$25,938	$13,006	$15,622	$22,708
4/30/2023	$25,994	$12,830	$15,218	$23,063
5/31/2023	$26,538	$13,153	$15,432	$23,163
6/30/2023	$27,026	$13,833	$16,448	$24,693
7/31/2023	$27,927	$14,067	$17,327	$25,487
8/31/2023	$25,900	$13,177	$16,175	$25,081
9/30/2023	$23,404	$12,179	$15,144	$23,885
10/31/2023	$20,739	$11,152	$14,050	$23,383
11/30/2023	$23,629	$12,389	$15,380	$25,518
12/31/2023	$26,032	$14,084	$17,576	$26,678
1/31/2024	$25,675	$13,625	$16,895	$27,126
2/29/2024	$27,514	$14,827	$17,946	$28,574
3/31/2024	$28,021	$15,014	$18,399	$29,494
4/30/2024	$26,107	$13,802	$16,970	$28,289
5/31/2024	$27,984	$14,522	$17,830	$29,692
6/30/2024	$28,040	$14,177	$17,428	$30,757
7/31/2024	$29,241	$15,623	$19,497	$31,132
8/31/2024	$29,748	$15,326	$18,962	$31,887
9/30/2024	$29,973	$15,392	$18,873	$32,568
10/31/2024	$30,987	$15,949	$19,002	$32,272
11/30/2024	$34,759	$17,938	$21,213	$34,167
12/31/2024	$33,032	$17,170	$19,985	$33,352
1/31/2025	$33,126	$17,074	$20,011	$34,281
2/28/2025	$30,161	$15,896	$18,918	$33,834
3/31/2025	$27,120	$14,123	$17,110	$31,928
4/30/2025	$27,909	$14,485	$17,030	$31,711
5/31/2025	$29,973	$15,796	$18,385	$33,707
6/30/2025	$31,418	$17,078	$19,764	$35,421
7/31/2025	$31,737	$17,572	$20,175	$36,216
8/31/2025	$33,858	$19,248	$22,043	$36,950
9/30/2025	$35,791	$20,482	$23,131	$38,299
10/31/2025	$37,968	$21,624	$24,175	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	22.53%	8.98%	14.95%
Class A with sales charge	15.47%	7.70%	14.27%
Russell Micro Cap Growth Index	35.58%	9.33%	8.02%
Russell Microcap Index	27.22%	12.68%	9.23%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 207,003,388
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,685,990
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$207,003,388
# of Portfolio Holdings	81
Portfolio Turnover Rate	107%
Total Advisory Fees Paid	$1,685,990

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.52%
Consumer Discretionary	6.56%
Consumer Staples	2.67%
Energy	2.58%
Financials	4.89%
Health Care	31.95%
Industrials	21.41%
Information Technology	18.92%
Materials	0.74%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	6.65%
Time DepositsFootnote Reference(a)	0.74%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000221454
Shareholder Report [Line Items]
Fund Name	Lord Abbett Micro Cap Growth Fund
Class Name	Class C
Trading Symbol	LCMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$235	2.12%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 21.59%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 35.58% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Micro Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Kratos Defense & Security Solutions, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Sphere Entertainment Co.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Alkami Technology, Inc. Security selection within the Financials sector also detracted from relative performance, led by an overweight allocation to Sezzle, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell Micro Cap Growth Index	Russell Microcap Index	S&P 500 Index
8/28/2020	$10,000	$10,000	$10,000	$10,000
8/31/2020	$9,965	$9,961	$9,903	$9,979
9/30/2020	$10,089	$9,716	$9,590	$9,600
10/31/2020	$10,129	$9,572	$9,713	$9,345
11/30/2020	$12,134	$11,639	$11,699	$10,368
12/31/2020	$13,758	$12,596	$12,600	$10,766
1/31/2021	$14,829	$14,216	$14,391	$10,658
2/28/2021	$16,258	$15,196	$15,257	$10,951
3/31/2021	$15,421	$14,720	$15,609	$11,431
4/30/2021	$15,609	$14,589	$15,651	$12,041
5/31/2021	$14,678	$14,280	$15,907	$12,125
6/30/2021	$15,376	$15,188	$16,256	$12,408
7/31/2021	$14,539	$14,141	$15,359	$12,703
8/31/2021	$14,747	$14,520	$15,910	$13,089
9/30/2021	$13,897	$13,807	$15,446	$12,481
10/31/2021	$14,791	$13,947	$15,788	$13,355
11/30/2021	$13,985	$13,042	$14,961	$13,262
12/31/2021	$14,136	$12,707	$15,036	$13,857
1/31/2022	$11,630	$10,863	$13,566	$13,140
2/28/2022	$11,643	$10,874	$13,705	$12,746
3/31/2022	$11,674	$10,965	$13,894	$13,220
4/30/2022	$10,081	$9,428	$12,453	$12,067
5/31/2022	$9,766	$9,202	$12,404	$12,089
6/30/2022	$9,023	$8,509	$11,260	$11,091
7/31/2022	$9,993	$9,508	$12,382	$12,114
8/31/2022	$10,289	$9,586	$12,401	$11,620
9/30/2022	$9,747	$8,691	$11,205	$10,550
10/31/2022	$10,515	$9,399	$12,268	$11,404
11/30/2022	$10,390	$9,317	$12,258	$12,041
12/31/2022	$9,924	$8,925	$11,735	$11,347
1/31/2023	$10,780	$9,823	$12,891	$12,060
2/28/2023	$10,717	$9,553	$12,516	$11,766
3/31/2023	$10,452	$8,993	$11,403	$12,198
4/30/2023	$10,465	$8,871	$11,108	$12,388
5/31/2023	$10,679	$9,095	$11,265	$12,442
6/30/2023	$10,868	$9,565	$12,007	$13,264
7/31/2023	$11,221	$9,727	$12,648	$13,690
8/31/2023	$10,396	$9,111	$11,807	$13,472
9/30/2023	$9,388	$8,421	$11,054	$12,830
10/31/2023	$8,318	$7,711	$10,256	$12,560
11/30/2023	$9,470	$8,566	$11,227	$13,707
12/31/2023	$10,421	$9,738	$12,830	$14,330
1/31/2024	$10,282	$9,421	$12,333	$14,571
2/29/2024	$11,013	$10,252	$13,100	$15,349
3/31/2024	$11,202	$10,381	$13,431	$15,843
4/30/2024	$10,434	$9,543	$12,388	$15,196
5/31/2024	$11,177	$10,041	$13,015	$15,949
6/30/2024	$11,196	$9,803	$12,722	$16,521
7/31/2024	$11,668	$10,802	$14,232	$16,723
8/31/2024	$11,857	$10,597	$13,841	$17,128
9/30/2024	$11,939	$10,643	$13,776	$17,494
10/31/2024	$12,335	$11,028	$13,871	$17,335
11/30/2024	$13,834	$12,403	$15,485	$18,353
12/31/2024	$13,135	$11,872	$14,588	$17,915
1/31/2025	$13,160	$11,806	$14,607	$18,414
2/28/2025	$11,976	$10,992	$13,810	$18,174
3/31/2025	$10,761	$9,765	$12,489	$17,150
4/30/2025	$11,070	$10,016	$12,431	$17,034
5/31/2025	$11,876	$10,923	$13,421	$18,106
6/30/2025	$12,442	$11,809	$14,427	$19,027
7/31/2025	$12,562	$12,150	$14,727	$19,454
8/31/2025	$13,393	$13,309	$16,090	$19,848
9/30/2025	$14,149	$14,162	$16,884	$20,572
10/31/2025	$14,999	$14,952	$17,646	$21,054

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 8/28/20
Class C at NAV	21.59%	8.17%	8.15%
Class C with sales charge	20.59%	8.17%	8.15%
Russell Micro Cap Growth Index	35.58%	9.33%	8.08%
Russell Microcap Index	27.22%	12.68%	11.60%
S&P 500 Index	21.45%	17.64%	15.47%

Performance Inception Date	Aug. 28, 2020
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 207,003,388
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,685,990
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$207,003,388
# of Portfolio Holdings	81
Portfolio Turnover Rate	107%
Total Advisory Fees Paid	$1,685,990

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.52%
Consumer Discretionary	6.56%
Consumer Staples	2.67%
Energy	2.58%
Financials	4.89%
Health Care	31.95%
Industrials	21.41%
Information Technology	18.92%
Materials	0.74%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	6.65%
Time DepositsFootnote Reference(a)	0.74%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000221457
Shareholder Report [Line Items]
Fund Name	Lord Abbett Micro Cap Growth Fund
Class Name	Class F
Trading Symbol	LFMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$125	1.12%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 22.81%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 35.58% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Micro Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Kratos Defense & Security Solutions, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Sphere Entertainment Co.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Alkami Technology, Inc. Security selection within the Financials sector also detracted from relative performance, led by an overweight allocation to Sezzle, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Russell Micro Cap Growth Index	Russell Microcap Index	S&P 500 Index
8/28/2020	$10,000	$10,000	$10,000	$10,000
8/31/2020	$9,965	$9,961	$9,903	$9,979
9/30/2020	$10,094	$9,716	$9,590	$9,600
10/31/2020	$10,149	$9,572	$9,713	$9,345
11/30/2020	$12,165	$11,639	$11,699	$10,368
12/31/2020	$13,801	$12,596	$12,600	$10,766
1/31/2021	$14,883	$14,216	$14,391	$10,658
2/28/2021	$16,331	$15,196	$15,257	$10,951
3/31/2021	$15,506	$14,720	$15,609	$11,431
4/30/2021	$15,708	$14,589	$15,651	$12,041
5/31/2021	$14,783	$14,280	$15,907	$12,125
6/30/2021	$15,500	$15,188	$16,256	$12,408
7/31/2021	$14,669	$14,141	$15,359	$12,703
8/31/2021	$14,890	$14,520	$15,910	$13,089
9/30/2021	$14,046	$13,807	$15,446	$12,481
10/31/2021	$14,959	$13,947	$15,788	$13,355
11/30/2021	$14,153	$13,042	$14,961	$13,262
12/31/2021	$14,317	$12,707	$15,036	$13,857
1/31/2022	$11,793	$10,863	$13,566	$13,140
2/28/2022	$11,812	$10,874	$13,705	$12,746
3/31/2022	$11,856	$10,965	$13,894	$13,220
4/30/2022	$10,245	$9,428	$12,453	$12,067
5/31/2022	$9,931	$9,202	$12,404	$12,089
6/30/2022	$9,188	$8,509	$11,260	$11,091
7/31/2022	$10,182	$9,508	$12,382	$12,114
8/31/2022	$10,491	$9,586	$12,401	$11,620
9/30/2022	$9,949	$8,691	$11,205	$10,550
10/31/2022	$10,742	$9,399	$12,268	$11,404
11/30/2022	$10,629	$9,317	$12,258	$12,041
12/31/2022	$10,151	$8,925	$11,735	$11,347
1/31/2023	$11,038	$9,823	$12,891	$12,060
2/28/2023	$10,988	$9,553	$12,516	$11,766
3/31/2023	$10,724	$8,993	$11,403	$12,198
4/30/2023	$10,742	$8,871	$11,108	$12,388
5/31/2023	$10,975	$9,095	$11,265	$12,442
6/30/2023	$11,177	$9,565	$12,007	$13,264
7/31/2023	$11,548	$9,727	$12,648	$13,690
8/31/2023	$10,711	$9,111	$11,807	$13,472
9/30/2023	$9,685	$8,421	$11,054	$12,830
10/31/2023	$8,584	$7,711	$10,256	$12,560
11/30/2023	$9,786	$8,566	$11,227	$13,707
12/31/2023	$10,774	$9,738	$12,830	$14,330
1/31/2024	$10,635	$9,421	$12,333	$14,571
2/29/2024	$11,403	$10,252	$13,100	$15,349
3/31/2024	$11,605	$10,381	$13,431	$15,843
4/30/2024	$10,818	$9,543	$12,388	$15,196
5/31/2024	$11,598	$10,041	$13,015	$15,949
6/30/2024	$11,630	$9,803	$12,722	$16,521
7/31/2024	$12,127	$10,802	$14,232	$16,723
8/31/2024	$12,341	$10,597	$13,841	$17,128
9/30/2024	$12,435	$10,643	$13,776	$17,494
10/31/2024	$12,857	$11,028	$13,871	$17,335
11/30/2024	$14,430	$12,403	$15,485	$18,353
12/31/2024	$13,713	$11,872	$14,588	$17,915
1/31/2025	$13,751	$11,806	$14,607	$18,414
2/28/2025	$12,530	$10,992	$13,810	$18,174
3/31/2025	$11,265	$9,765	$12,489	$17,150
4/30/2025	$11,598	$10,016	$12,431	$17,034
5/31/2025	$12,454	$10,923	$13,421	$18,106
6/30/2025	$13,058	$11,809	$14,427	$19,027
7/31/2025	$13,197	$12,150	$14,727	$19,454
8/31/2025	$14,078	$13,309	$16,090	$19,848
9/30/2025	$14,883	$14,162	$16,884	$20,572
10/31/2025	$15,790	$14,952	$17,646	$21,054

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 8/28/20
Class F at NAV	22.81%	9.24%	9.23%
Russell Micro Cap Growth Index	35.58%	9.33%	8.08%
Russell Microcap Index	27.22%	12.68%	11.60%
S&P 500 Index	21.45%	17.64%	15.47%

Performance Inception Date	Aug. 28, 2020
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 207,003,388
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,685,990
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$207,003,388
# of Portfolio Holdings	81
Portfolio Turnover Rate	107%
Total Advisory Fees Paid	$1,685,990

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.52%
Consumer Discretionary	6.56%
Consumer Staples	2.67%
Energy	2.58%
Financials	4.89%
Health Care	31.95%
Industrials	21.41%
Information Technology	18.92%
Materials	0.74%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	6.65%
Time DepositsFootnote Reference(a)	0.74%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019536
Shareholder Report [Line Items]
Fund Name	Lord Abbett Micro Cap Growth Fund
Class Name	Class I
Trading Symbol	LMIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$125	1.12%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 22.81%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 35.58% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Micro Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Kratos Defense & Security Solutions, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Sphere Entertainment Co.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Alkami Technology, Inc. Security selection within the Financials sector also detracted from relative performance, led by an overweight allocation to Sezzle, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell Micro Cap Growth Index	Russell Microcap Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,604	$10,471	$10,380	$10,030
12/31/2015	$10,166	$9,854	$9,844	$9,872
1/31/2016	$8,535	$8,471	$8,826	$9,382
2/29/2016	$8,139	$8,390	$8,693	$9,369
3/31/2016	$8,778	$8,988	$9,309	$10,005
4/30/2016	$8,965	$9,207	$9,611	$10,043
5/31/2016	$9,257	$9,448	$9,736	$10,224
6/30/2016	$9,298	$9,273	$9,679	$10,250
7/31/2016	$10,125	$9,775	$10,185	$10,628
8/31/2016	$10,222	$9,969	$10,460	$10,643
9/30/2016	$10,653	$10,378	$10,767	$10,645
10/31/2016	$9,861	$9,537	$10,154	$10,451
11/30/2016	$10,618	$10,326	$11,333	$10,838
12/31/2016	$10,375	$10,530	$11,849	$11,052
1/31/2017	$10,632	$10,414	$11,671	$11,262
2/28/2017	$10,882	$10,629	$11,792	$11,709
3/31/2017	$11,305	$10,807	$11,894	$11,723
4/30/2017	$11,361	$10,926	$12,017	$11,843
5/31/2017	$11,340	$10,787	$11,741	$12,010
6/30/2017	$12,229	$11,379	$12,350	$12,085
7/31/2017	$12,729	$11,316	$12,282	$12,333
8/31/2017	$12,979	$11,406	$12,180	$12,371
9/30/2017	$13,896	$12,170	$13,172	$12,626
10/31/2017	$13,750	$12,013	$13,151	$12,921
11/30/2017	$13,776	$12,252	$13,473	$13,317
12/31/2017	$14,356	$12,283	$13,409	$13,465
1/31/2018	$15,049	$12,633	$13,738	$14,236
2/28/2018	$15,058	$12,342	$13,303	$13,711
3/31/2018	$15,122	$12,405	$13,500	$13,363
4/30/2018	$15,348	$12,515	$13,670	$13,414
5/31/2018	$16,936	$13,465	$14,656	$13,737
6/30/2018	$17,508	$13,613	$14,846	$13,822
7/31/2018	$16,912	$13,606	$14,836	$14,336
8/31/2018	$19,289	$14,561	$15,474	$14,803
9/30/2018	$19,265	$14,042	$14,970	$14,887
10/31/2018	$15,993	$12,143	$13,337	$13,870
11/30/2018	$16,271	$12,084	$13,252	$14,153
12/31/2018	$14,766	$10,541	$11,655	$12,875
1/31/2019	$16,513	$11,637	$12,878	$13,906
2/28/2019	$18,413	$12,410	$13,583	$14,353
3/31/2019	$18,106	$12,228	$13,182	$14,632
4/30/2019	$18,644	$12,337	$13,434	$15,224
5/31/2019	$17,732	$11,547	$12,523	$14,257
6/30/2019	$19,457	$12,280	$13,304	$15,262
7/31/2019	$19,128	$11,979	$13,123	$15,481
8/31/2019	$18,018	$11,279	$12,297	$15,236
9/30/2019	$16,755	$11,046	$12,578	$15,521
10/31/2019	$17,326	$11,314	$12,901	$15,857
11/30/2019	$18,881	$12,177	$13,500	$16,432
12/31/2019	$19,868	$13,000	$14,270	$16,928
1/31/2020	$20,202	$12,744	$13,605	$16,922
2/29/2020	$19,343	$12,071	$12,675	$15,529
3/31/2020	$15,046	$9,543	$9,705	$13,611
4/30/2020	$17,880	$11,346	$11,183	$15,356
5/31/2020	$20,728	$12,451	$11,924	$16,087
6/30/2020	$22,216	$13,249	$12,670	$16,407
7/31/2020	$23,370	$13,662	$12,805	$17,332
8/31/2020	$25,769	$14,406	$13,567	$18,578
9/30/2020	$26,102	$14,051	$13,137	$17,872
10/31/2020	$26,243	$13,843	$13,307	$17,397
11/30/2020	$31,456	$16,832	$16,027	$19,301
12/31/2020	$35,687	$18,217	$17,261	$20,043
1/31/2021	$38,486	$20,560	$19,714	$19,841
2/28/2021	$42,229	$21,977	$20,902	$20,388
3/31/2021	$40,097	$21,288	$21,384	$21,281
4/30/2021	$40,618	$21,099	$21,440	$22,416
5/31/2021	$38,226	$20,652	$21,791	$22,573
6/30/2021	$40,081	$21,965	$22,269	$23,100
7/31/2021	$37,933	$20,451	$21,041	$23,649
8/31/2021	$38,502	$20,999	$21,796	$24,368
9/30/2021	$36,322	$19,968	$21,160	$23,234
10/31/2021	$38,681	$20,170	$21,629	$24,862
11/30/2021	$36,598	$18,862	$20,495	$24,690
12/31/2021	$37,021	$18,377	$20,598	$25,797
1/31/2022	$30,496	$15,710	$18,585	$24,462
2/28/2022	$30,545	$15,725	$18,775	$23,729
3/31/2022	$30,659	$15,858	$19,034	$24,610
4/30/2022	$26,493	$13,636	$17,060	$22,464
5/31/2022	$25,679	$13,308	$16,993	$22,505
6/30/2022	$23,759	$12,306	$15,425	$20,648
7/31/2022	$26,330	$13,751	$16,962	$22,552
8/31/2022	$27,127	$13,863	$16,989	$21,632
9/30/2022	$25,728	$12,569	$15,351	$19,640
10/31/2022	$27,778	$13,592	$16,807	$21,230
11/30/2022	$27,469	$13,475	$16,792	$22,416
12/31/2022	$26,249	$12,908	$16,076	$21,125
1/31/2023	$28,543	$14,206	$17,660	$22,452
2/28/2023	$28,413	$13,815	$17,146	$21,904
3/31/2023	$27,729	$13,006	$15,622	$22,708
4/30/2023	$27,778	$12,830	$15,218	$23,063
5/31/2023	$28,380	$13,153	$15,432	$23,163
6/30/2023	$28,901	$13,833	$16,448	$24,693
7/31/2023	$29,861	$14,067	$17,327	$25,487
8/31/2023	$27,697	$13,177	$16,175	$25,081
9/30/2023	$25,028	$12,179	$15,144	$23,885
10/31/2023	$22,197	$11,152	$14,050	$23,383
11/30/2023	$25,288	$12,389	$15,380	$25,518
12/31/2023	$27,860	$14,084	$17,576	$26,678
1/31/2024	$27,502	$13,625	$16,895	$27,126
2/29/2024	$29,471	$14,827	$17,946	$28,574
3/31/2024	$30,008	$15,014	$18,399	$29,494
4/30/2024	$27,974	$13,802	$16,970	$28,289
5/31/2024	$29,991	$14,522	$17,830	$29,692
6/30/2024	$30,073	$14,177	$17,428	$30,757
7/31/2024	$31,358	$15,623	$19,497	$31,132
8/31/2024	$31,912	$15,326	$18,962	$31,887
9/30/2024	$32,156	$15,392	$18,873	$32,568
10/31/2024	$33,246	$15,949	$19,002	$32,272
11/30/2024	$37,314	$17,938	$21,213	$34,167
12/31/2024	$35,459	$17,170	$19,985	$33,352
1/31/2025	$35,557	$17,074	$20,011	$34,281
2/28/2025	$32,384	$15,896	$18,918	$33,834
3/31/2025	$29,129	$14,123	$17,110	$31,928
4/30/2025	$29,991	$14,485	$17,030	$31,711
5/31/2025	$32,205	$15,796	$18,385	$33,707
6/30/2025	$33,767	$17,078	$19,764	$35,421
7/31/2025	$34,109	$17,572	$20,175	$36,216
8/31/2025	$36,387	$19,248	$22,043	$36,950
9/30/2025	$38,470	$20,482	$23,131	$38,299
10/31/2025	$40,829	$21,624	$24,175	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	22.81%	9.24%	15.11%
Russell Micro Cap Growth Index	35.58%	9.33%	8.02%
Russell Microcap Index	27.22%	12.68%	9.23%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 207,003,388
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,685,990
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$207,003,388
# of Portfolio Holdings	81
Portfolio Turnover Rate	107%
Total Advisory Fees Paid	$1,685,990

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.52%
Consumer Discretionary	6.56%
Consumer Staples	2.67%
Energy	2.58%
Financials	4.89%
Health Care	31.95%
Industrials	21.41%
Information Technology	18.92%
Materials	0.74%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	6.65%
Time DepositsFootnote Reference(a)	0.74%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019539
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class A
Trading Symbol	LVOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.16%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -1.90%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 11.94% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Energy sector contributed to relative performance, led by overweight allocations to TechnipFMC plc and Expand Energy Corporation.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2015	$9,427	$10,000	$10,000	$10,000
11/30/2015	$9,482	$10,196	$10,168	$10,030
12/31/2015	$9,160	$9,781	$9,703	$9,872
1/31/2016	$8,683	$9,001	$9,108	$9,382
2/29/2016	$8,714	$9,064	$9,206	$9,369
3/31/2016	$9,435	$9,820	$10,026	$10,005
4/30/2016	$9,508	$9,964	$10,220	$10,043
5/31/2016	$9,705	$10,174	$10,401	$10,224
6/30/2016	$9,669	$10,170	$10,464	$10,250
7/31/2016	$10,001	$10,701	$10,940	$10,628
8/31/2016	$10,120	$10,786	$11,038	$10,643
9/30/2016	$10,084	$10,838	$11,110	$10,645
10/31/2016	$9,835	$10,398	$10,778	$10,451
11/30/2016	$10,601	$11,283	$11,811	$10,838
12/31/2016	$10,662	$11,502	$12,148	$11,052
1/31/2017	$10,772	$11,661	$12,214	$11,262
2/28/2017	$10,942	$11,942	$12,442	$11,709
3/31/2017	$10,794	$11,934	$12,345	$11,723
4/30/2017	$10,772	$12,026	$12,332	$11,843
5/31/2017	$10,816	$11,891	$12,065	$12,010
6/30/2017	$11,013	$12,188	$12,385	$12,085
7/31/2017	$11,019	$12,315	$12,481	$12,333
8/31/2017	$10,936	$12,212	$12,265	$12,371
9/30/2017	$11,272	$12,766	$12,859	$12,626
10/31/2017	$11,431	$12,964	$12,930	$12,921
11/30/2017	$11,709	$13,390	$13,353	$13,317
12/31/2017	$11,744	$13,435	$13,406	$13,465
1/31/2018	$11,984	$13,845	$13,575	$14,236
2/28/2018	$11,405	$13,275	$12,909	$13,711
3/31/2018	$11,440	$13,403	$13,051	$13,363
4/30/2018	$11,370	$13,435	$13,192	$13,414
5/31/2018	$11,756	$14,066	$13,735	$13,737
6/30/2018	$11,773	$14,168	$13,808	$13,822
7/31/2018	$12,124	$14,442	$14,082	$14,336
8/31/2018	$12,551	$15,062	$14,402	$14,803
9/30/2018	$12,551	$14,833	$14,177	$14,887
10/31/2018	$11,399	$13,327	$12,965	$13,870
11/30/2018	$11,575	$13,579	$13,210	$14,153
12/31/2018	$10,351	$12,091	$11,749	$12,875
1/31/2019	$11,298	$13,483	$13,062	$13,906
2/28/2019	$11,698	$14,120	$13,470	$14,353
3/31/2019	$11,582	$14,004	$13,291	$14,632
4/30/2019	$11,949	$14,495	$13,757	$15,224
5/31/2019	$11,008	$13,463	$12,719	$14,257
6/30/2019	$11,769	$14,418	$13,542	$15,262
7/31/2019	$11,756	$14,568	$13,630	$15,481
8/31/2019	$11,614	$13,986	$12,966	$15,236
9/30/2019	$11,923	$14,234	$13,560	$15,521
10/31/2019	$11,994	$14,506	$13,755	$15,857
11/30/2019	$12,414	$15,129	$14,093	$16,432
12/31/2019	$12,718	$15,449	$14,518	$16,928
1/31/2020	$12,602	$15,135	$13,989	$16,922
2/29/2020	$11,459	$13,866	$12,640	$15,529
3/31/2020	$9,491	$10,857	$9,489	$13,611
4/30/2020	$10,714	$12,437	$10,744	$15,356
5/31/2020	$11,488	$13,355	$11,234	$16,087
6/30/2020	$11,546	$13,741	$11,443	$16,407
7/31/2020	$12,059	$14,289	$11,787	$17,332
8/31/2020	$12,255	$14,936	$12,323	$18,578
9/30/2020	$12,030	$14,549	$11,849	$17,872
10/31/2020	$12,276	$14,813	$12,116	$17,397
11/30/2020	$13,877	$17,226	$14,236	$19,301
12/31/2020	$14,649	$18,537	$15,226	$20,043
1/31/2021	$14,603	$18,991	$15,563	$19,841
2/28/2021	$15,879	$20,230	$16,948	$20,388
3/31/2021	$16,368	$20,563	$17,789	$21,281
4/30/2021	$17,232	$21,385	$18,552	$22,416
5/31/2021	$17,132	$21,429	$18,929	$22,573
6/30/2021	$16,964	$21,682	$18,679	$23,100
7/31/2021	$17,247	$21,302	$18,405	$23,649
8/31/2021	$17,629	$21,786	$18,794	$24,368
9/30/2021	$17,209	$21,101	$18,292	$23,234
10/31/2021	$18,111	$22,135	$19,161	$24,862
11/30/2021	$17,655	$21,212	$18,494	$24,690
12/31/2021	$18,634	$21,908	$19,456	$25,797
1/31/2022	$16,988	$20,084	$18,467	$24,462
2/28/2022	$17,023	$20,310	$18,769	$23,729
3/31/2022	$16,815	$20,633	$19,164	$24,610
4/30/2022	$15,550	$18,875	$17,865	$22,464
5/31/2022	$15,758	$18,939	$18,207	$22,505
6/30/2022	$14,216	$17,130	$16,215	$20,648
7/31/2022	$15,576	$18,902	$17,784	$22,552
8/31/2022	$14,883	$18,399	$17,226	$21,632
9/30/2022	$13,445	$16,647	$15,484	$19,640
10/31/2022	$14,649	$18,244	$17,119	$21,230
11/30/2022	$15,337	$19,014	$17,979	$22,416
12/31/2022	$14,553	$17,883	$16,910	$21,125
1/31/2023	$15,743	$19,671	$18,600	$22,452
2/28/2023	$15,432	$19,210	$18,074	$21,904
3/31/2023	$15,101	$18,490	$17,146	$22,708
4/30/2023	$15,054	$18,248	$16,918	$23,063
5/31/2023	$14,751	$17,929	$16,435	$23,163
6/30/2023	$15,838	$19,456	$17,896	$24,693
7/31/2023	$16,424	$20,423	$18,945	$25,487
8/31/2023	$16,074	$19,621	$18,216	$25,081
9/30/2023	$15,375	$18,525	$17,241	$23,885
10/31/2023	$14,666	$17,400	$16,273	$23,383
11/30/2023	$15,734	$18,967	$17,750	$25,518
12/31/2023	$16,982	$20,999	$19,613	$26,678
1/31/2024	$16,838	$20,450	$19,063	$27,126
2/29/2024	$17,904	$21,562	$19,827	$28,574
3/31/2024	$18,672	$22,452	$20,804	$29,494
4/30/2024	$17,491	$20,948	$19,496	$28,289
5/31/2024	$18,355	$21,820	$20,317	$29,692
6/30/2024	$18,000	$21,493	$19,908	$30,757
7/31/2024	$19,286	$23,089	$21,520	$31,132
8/31/2024	$19,343	$23,030	$21,519	$31,887
9/30/2024	$19,555	$23,373	$21,824	$32,568
10/31/2024	$19,324	$23,156	$21,549	$32,272
11/30/2024	$20,836	$25,435	$23,451	$34,167
12/31/2024	$19,294	$23,518	$21,767	$33,352
1/31/2025	$19,825	$24,352	$22,508	$34,281
2/28/2025	$18,876	$23,209	$21,676	$33,834
3/31/2025	$17,865	$21,754	$20,498	$31,928
4/30/2025	$17,436	$21,305	$19,905	$31,711
5/31/2025	$17,896	$22,580	$21,041	$33,707
6/30/2025	$18,559	$23,622	$21,992	$35,421
7/31/2025	$18,988	$24,078	$22,374	$36,216
8/31/2025	$19,202	$25,342	$23,548	$36,950
9/30/2025	$19,294	$25,748	$23,790	$38,299
10/31/2025	$18,957	$25,920	$23,728	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	(1.90%)	9.08%	7.24%
Class A with sales charge	(7.55%)	7.79%	6.61%
Russell 2500 Index	11.94%	11.84%	9.99%
Russell 2500 Value Index	10.11%	14.39%	9.02%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,085,245,175
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 8,886,635
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$1,085,245,175
# of Portfolio Holdings	67
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$8,886,635

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	8.49%
Consumer Staples	4.28%
Energy	4.93%
Financials	20.22%
Health Care	8.01%
Industrials	25.65%
Information Technology	19.19%
Materials	3.22%
Real Estate	2.30%
Utilities	3.50%
Repurchase Agreements	0.13%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019541
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class C
Trading Symbol	LVOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.91%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -2.65%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 11.94% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Energy sector contributed to relative performance, led by overweight allocations to TechnipFMC plc and Expand Energy Corporation.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,052	$10,196	$10,168	$10,030
12/31/2015	$9,705	$9,781	$9,703	$9,872
1/31/2016	$9,196	$9,001	$9,108	$9,382
2/29/2016	$9,220	$9,064	$9,206	$9,369
3/31/2016	$9,974	$9,820	$10,026	$10,005
4/30/2016	$10,052	$9,964	$10,220	$10,043
5/31/2016	$10,249	$10,174	$10,401	$10,224
6/30/2016	$10,208	$10,170	$10,464	$10,250
7/31/2016	$10,549	$10,701	$10,940	$10,628
8/31/2016	$10,668	$10,786	$11,038	$10,643
9/30/2016	$10,620	$10,838	$11,110	$10,645
10/31/2016	$10,357	$10,398	$10,778	$10,451
11/30/2016	$11,157	$11,283	$11,811	$10,838
12/31/2016	$11,214	$11,502	$12,148	$11,052
1/31/2017	$11,323	$11,661	$12,214	$11,262
2/28/2017	$11,495	$11,942	$12,442	$11,709
3/31/2017	$11,329	$11,934	$12,345	$11,723
4/30/2017	$11,297	$12,026	$12,332	$11,843
5/31/2017	$11,335	$11,891	$12,065	$12,010
6/30/2017	$11,533	$12,188	$12,385	$12,085
7/31/2017	$11,539	$12,315	$12,481	$12,333
8/31/2017	$11,444	$12,212	$12,265	$12,371
9/30/2017	$11,788	$12,766	$12,859	$12,626
10/31/2017	$11,947	$12,964	$12,930	$12,921
11/30/2017	$12,231	$13,390	$13,353	$13,317
12/31/2017	$12,259	$13,435	$13,406	$13,465
1/31/2018	$12,498	$13,845	$13,575	$14,236
2/28/2018	$11,890	$13,275	$12,909	$13,711
3/31/2018	$11,917	$13,403	$13,051	$13,363
4/30/2018	$11,835	$13,435	$13,192	$13,414
5/31/2018	$12,231	$14,066	$13,735	$13,737
6/30/2018	$12,238	$14,168	$13,808	$13,822
7/31/2018	$12,600	$14,442	$14,082	$14,336
8/31/2018	$13,030	$15,062	$14,402	$14,803
9/30/2018	$13,023	$14,833	$14,177	$14,887
10/31/2018	$11,822	$13,327	$12,965	$13,870
11/30/2018	$12,002	$13,579	$13,210	$14,153
12/31/2018	$10,722	$12,091	$11,749	$12,875
1/31/2019	$11,697	$13,483	$13,062	$13,906
2/28/2019	$12,101	$14,120	$13,470	$14,353
3/31/2019	$11,979	$14,004	$13,291	$14,632
4/30/2019	$12,352	$14,495	$13,757	$15,224
5/31/2019	$11,370	$13,463	$12,719	$14,257
6/30/2019	$12,146	$14,418	$13,542	$15,262
7/31/2019	$12,123	$14,568	$13,630	$15,481
8/31/2019	$11,971	$13,986	$12,966	$15,236
9/30/2019	$12,283	$14,234	$13,560	$15,521
10/31/2019	$12,352	$14,506	$13,755	$15,857
11/30/2019	$12,772	$15,129	$14,093	$16,432
12/31/2019	$13,075	$15,449	$14,518	$16,928
1/31/2020	$12,954	$15,135	$13,989	$16,922
2/29/2020	$11,766	$13,866	$12,640	$15,529
3/31/2020	$9,737	$10,857	$9,489	$13,611
4/30/2020	$10,985	$12,437	$10,744	$15,356
5/31/2020	$11,783	$13,355	$11,234	$16,087
6/30/2020	$11,826	$13,741	$11,443	$16,407
7/31/2020	$12,347	$14,289	$11,787	$17,332
8/31/2020	$12,537	$14,936	$12,323	$18,578
9/30/2020	$12,303	$14,549	$11,849	$17,872
10/31/2020	$12,546	$14,813	$12,116	$17,397
11/30/2020	$14,174	$17,226	$14,236	$19,301
12/31/2020	$14,949	$18,537	$15,226	$20,043
1/31/2021	$14,894	$18,991	$15,563	$19,841
2/28/2021	$16,194	$20,230	$16,948	$20,388
3/31/2021	$16,674	$20,563	$17,789	$21,281
4/30/2021	$17,540	$21,385	$18,552	$22,416
5/31/2021	$17,430	$21,429	$18,929	$22,573
6/30/2021	$17,255	$21,682	$18,679	$23,100
7/31/2021	$17,531	$21,302	$18,405	$23,649
8/31/2021	$17,900	$21,786	$18,794	$24,368
9/30/2021	$17,467	$21,101	$18,292	$23,234
10/31/2021	$18,370	$22,135	$19,161	$24,862
11/30/2021	$17,895	$21,212	$18,494	$24,690
12/31/2021	$18,871	$21,908	$19,456	$25,797
1/31/2022	$17,198	$20,084	$18,467	$24,462
2/28/2022	$17,230	$20,310	$18,769	$23,729
3/31/2022	$17,005	$20,633	$19,164	$24,610
4/30/2022	$15,717	$18,875	$17,865	$22,464
5/31/2022	$15,910	$18,939	$18,207	$22,505
6/30/2022	$14,344	$17,130	$16,215	$20,648
7/31/2022	$15,717	$18,902	$17,784	$22,552
8/31/2022	$15,009	$18,399	$17,226	$21,632
9/30/2022	$13,539	$16,647	$15,484	$19,640
10/31/2022	$14,752	$18,244	$17,119	$21,230
11/30/2022	$15,431	$19,014	$17,979	$22,416
12/31/2022	$14,625	$17,883	$16,910	$21,125
1/31/2023	$15,822	$19,671	$18,600	$22,452
2/28/2023	$15,502	$19,210	$18,074	$21,904
3/31/2023	$15,158	$18,490	$17,146	$22,708
4/30/2023	$15,099	$18,248	$16,918	$23,063
5/31/2023	$14,779	$17,929	$16,435	$23,163
6/30/2023	$15,869	$19,456	$17,896	$24,693
7/31/2023	$16,438	$20,423	$18,945	$25,487
8/31/2023	$16,083	$19,621	$18,216	$25,081
9/30/2023	$15,372	$18,525	$17,241	$23,885
10/31/2023	$14,649	$17,400	$16,273	$23,383
11/30/2023	$15,714	$18,967	$17,750	$25,518
12/31/2023	$16,945	$20,999	$19,613	$26,678
1/31/2024	$16,788	$20,450	$19,063	$27,126
2/29/2024	$17,838	$21,562	$19,827	$28,574
3/31/2024	$18,598	$22,452	$20,804	$29,494
4/30/2024	$17,404	$20,948	$19,496	$28,289
5/31/2024	$18,261	$21,820	$20,317	$29,692
6/30/2024	$17,898	$21,493	$19,908	$30,757
7/31/2024	$19,166	$23,089	$21,520	$31,132
8/31/2024	$19,214	$23,030	$21,519	$31,887
9/30/2024	$19,395	$23,373	$21,824	$32,568
10/31/2024	$19,166	$23,156	$21,549	$32,272
11/30/2024	$20,655	$25,435	$23,451	$34,167
12/31/2024	$19,102	$23,518	$21,767	$33,352
1/31/2025	$19,624	$24,352	$22,508	$34,281
2/28/2025	$18,671	$23,209	$21,676	$33,834
3/31/2025	$17,652	$21,754	$20,498	$31,928
4/30/2025	$17,235	$21,305	$19,905	$31,711
5/31/2025	$17,665	$22,580	$21,041	$33,707
6/30/2025	$18,318	$23,622	$21,992	$35,421
7/31/2025	$18,723	$24,078	$22,374	$36,216
8/31/2025	$18,932	$25,342	$23,548	$36,950
9/30/2025	$18,997	$25,748	$23,790	$38,299
10/31/2025	$18,658	$25,920	$23,728	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	(2.65%)	8.26%	6.44%
Class C with sales charge	(3.55%)	8.26%	6.44%
Russell 2500 Index	11.94%	11.84%	9.99%
Russell 2500 Value Index	10.11%	14.39%	9.02%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,085,245,175
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 8,886,635
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$1,085,245,175
# of Portfolio Holdings	67
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$8,886,635

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	8.49%
Consumer Staples	4.28%
Energy	4.93%
Financials	20.22%
Health Care	8.01%
Industrials	25.65%
Information Technology	19.19%
Materials	3.22%
Real Estate	2.30%
Utilities	3.50%
Repurchase Agreements	0.13%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054934
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class F
Trading Symbol	LVOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$100	1.01%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -1.73%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 11.94% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Energy sector contributed to relative performance, led by overweight allocations to TechnipFMC plc and Expand Energy Corporation.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,058	$10,196	$10,168	$10,030
12/31/2015	$9,716	$9,781	$9,703	$9,872
1/31/2016	$9,212	$9,001	$9,108	$9,382
2/29/2016	$9,245	$9,064	$9,206	$9,369
3/31/2016	$10,009	$9,820	$10,026	$10,005
4/30/2016	$10,090	$9,964	$10,220	$10,043
5/31/2016	$10,302	$10,174	$10,401	$10,224
6/30/2016	$10,264	$10,170	$10,464	$10,250
7/31/2016	$10,616	$10,701	$10,940	$10,628
8/31/2016	$10,746	$10,786	$11,038	$10,643
9/30/2016	$10,708	$10,838	$11,110	$10,645
10/31/2016	$10,448	$10,398	$10,778	$10,451
11/30/2016	$11,260	$11,283	$11,811	$10,838
12/31/2016	$11,329	$11,502	$12,148	$11,052
1/31/2017	$11,443	$11,661	$12,214	$11,262
2/28/2017	$11,627	$11,942	$12,442	$11,709
3/31/2017	$11,466	$11,934	$12,345	$11,723
4/30/2017	$11,449	$12,026	$12,332	$11,843
5/31/2017	$11,495	$11,891	$12,065	$12,010
6/30/2017	$11,707	$12,188	$12,385	$12,085
7/31/2017	$11,713	$12,315	$12,481	$12,333
8/31/2017	$11,627	$12,212	$12,265	$12,371
9/30/2017	$11,989	$12,766	$12,859	$12,626
10/31/2017	$12,155	$12,964	$12,930	$12,921
11/30/2017	$12,456	$13,390	$13,353	$13,317
12/31/2017	$12,493	$13,435	$13,406	$13,465
1/31/2018	$12,749	$13,845	$13,575	$14,236
2/28/2018	$12,139	$13,275	$12,909	$13,711
3/31/2018	$12,175	$13,403	$13,051	$13,363
4/30/2018	$12,102	$13,435	$13,192	$13,414
5/31/2018	$12,511	$14,066	$13,735	$13,737
6/30/2018	$12,535	$14,168	$13,808	$13,822
7/31/2018	$12,907	$14,442	$14,082	$14,336
8/31/2018	$13,365	$15,062	$14,402	$14,803
9/30/2018	$13,365	$14,833	$14,177	$14,887
10/31/2018	$12,151	$13,327	$12,965	$13,870
11/30/2018	$12,342	$13,579	$13,210	$14,153
12/31/2018	$11,038	$12,091	$11,749	$12,875
1/31/2019	$12,046	$13,483	$13,062	$13,906
2/28/2019	$12,469	$14,120	$13,470	$14,353
3/31/2019	$12,355	$14,004	$13,291	$14,632
4/30/2019	$12,745	$14,495	$13,757	$15,224
5/31/2019	$11,744	$13,463	$12,719	$14,257
6/30/2019	$12,557	$14,418	$13,542	$15,262
7/31/2019	$12,543	$14,568	$13,630	$15,481
8/31/2019	$12,389	$13,986	$12,966	$15,236
9/30/2019	$12,724	$14,234	$13,560	$15,521
10/31/2019	$12,805	$14,506	$13,755	$15,857
11/30/2019	$13,254	$15,129	$14,093	$16,432
12/31/2019	$13,578	$15,449	$14,518	$16,928
1/31/2020	$13,457	$15,135	$13,989	$16,922
2/29/2020	$12,237	$13,866	$12,640	$15,529
3/31/2020	$10,134	$10,857	$9,489	$13,611
4/30/2020	$11,446	$12,437	$10,744	$15,356
5/31/2020	$12,274	$13,355	$11,234	$16,087
6/30/2020	$12,335	$13,741	$11,443	$16,407
7/31/2020	$12,885	$14,289	$11,787	$17,332
8/31/2020	$13,103	$14,936	$12,323	$18,578
9/30/2020	$12,862	$14,549	$11,849	$17,872
10/31/2020	$13,126	$14,813	$12,116	$17,397
11/30/2020	$14,843	$17,226	$14,236	$19,301
12/31/2020	$15,662	$18,537	$15,226	$20,043
1/31/2021	$15,614	$18,991	$15,563	$19,841
2/28/2021	$16,983	$20,230	$16,948	$20,388
3/31/2021	$17,509	$20,563	$17,789	$21,281
4/30/2021	$18,440	$21,385	$18,552	$22,416
5/31/2021	$18,336	$21,429	$18,929	$22,573
6/30/2021	$18,153	$21,682	$18,679	$23,100
7/31/2021	$18,456	$21,302	$18,405	$23,649
8/31/2021	$18,869	$21,786	$18,794	$24,368
9/30/2021	$18,416	$21,101	$18,292	$23,234
10/31/2021	$19,395	$22,135	$19,161	$24,862
11/30/2021	$18,904	$21,212	$18,494	$24,690
12/31/2021	$19,948	$21,908	$19,456	$25,797
1/31/2022	$18,193	$20,084	$18,467	$24,462
2/28/2022	$18,238	$20,310	$18,769	$23,729
3/31/2022	$18,013	$20,633	$19,164	$24,610
4/30/2022	$16,663	$18,875	$17,865	$22,464
5/31/2022	$16,888	$18,939	$18,207	$22,505
6/30/2022	$15,231	$17,130	$16,215	$20,648
7/31/2022	$16,699	$18,902	$17,784	$22,552
8/31/2022	$15,961	$18,399	$17,226	$21,632
9/30/2022	$14,412	$16,647	$15,484	$19,640
10/31/2022	$15,709	$18,244	$17,119	$21,230
11/30/2022	$16,450	$19,014	$17,979	$22,416
12/31/2022	$15,607	$17,883	$16,910	$21,125
1/31/2023	$16,882	$19,671	$18,600	$22,452
2/28/2023	$16,548	$19,210	$18,074	$21,904
3/31/2023	$16,205	$18,490	$17,146	$22,708
4/30/2023	$16,156	$18,248	$16,918	$23,063
5/31/2023	$15,833	$17,929	$16,435	$23,163
6/30/2023	$16,999	$19,456	$17,896	$24,693
7/31/2023	$17,627	$20,423	$18,945	$25,487
8/31/2023	$17,254	$19,621	$18,216	$25,081
9/30/2023	$16,509	$18,525	$17,241	$23,885
10/31/2023	$15,745	$17,400	$16,273	$23,383
11/30/2023	$16,901	$18,967	$17,750	$25,518
12/31/2023	$18,236	$20,999	$19,613	$26,678
1/31/2024	$18,087	$20,450	$19,063	$27,126
2/29/2024	$19,233	$21,562	$19,827	$28,574
3/31/2024	$20,060	$22,452	$20,804	$29,494
4/30/2024	$18,794	$20,948	$19,496	$28,289
5/31/2024	$19,731	$21,820	$20,317	$29,692
6/30/2024	$19,352	$21,493	$19,908	$30,757
7/31/2024	$20,737	$23,089	$21,520	$31,132
8/31/2024	$20,797	$23,030	$21,519	$31,887
9/30/2024	$21,026	$23,373	$21,824	$32,568
10/31/2024	$20,777	$23,156	$21,549	$32,272
11/30/2024	$22,407	$25,435	$23,451	$34,167
12/31/2024	$20,756	$23,518	$21,767	$33,352
1/31/2025	$21,328	$24,352	$22,508	$34,281
2/28/2025	$20,312	$23,209	$21,676	$33,834
3/31/2025	$19,222	$21,754	$20,498	$31,928
4/30/2025	$18,766	$21,305	$19,905	$31,711
5/31/2025	$19,264	$22,580	$21,041	$33,707
6/30/2025	$19,984	$23,622	$21,992	$35,421
7/31/2025	$20,439	$24,078	$22,374	$36,216
8/31/2025	$20,682	$25,342	$23,548	$36,950
9/30/2025	$20,777	$25,748	$23,790	$38,299
10/31/2025	$20,418	$25,920	$23,728	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	(1.73%)	9.24%	7.40%
Russell 2500 Index	11.94%	11.84%	9.99%
Russell 2500 Value Index	10.11%	14.39%	9.02%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,085,245,175
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 8,886,635
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$1,085,245,175
# of Portfolio Holdings	67
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$8,886,635

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	8.49%
Consumer Staples	4.28%
Energy	4.93%
Financials	20.22%
Health Care	8.01%
Industrials	25.65%
Information Technology	19.19%
Materials	3.22%
Real Estate	2.30%
Utilities	3.50%
Repurchase Agreements	0.13%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000184535
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class F3
Trading Symbol	LVOOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$82	0.83%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -1.56%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 11.94% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Energy sector contributed to relative performance, led by overweight allocations to TechnipFMC plc and Expand Energy Corporation.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,054	$10,172	$10,057	$10,112
5/31/2017	$10,099	$10,058	$9,839	$10,254
6/30/2017	$10,286	$10,309	$10,100	$10,318
7/31/2017	$10,296	$10,416	$10,178	$10,530
8/31/2017	$10,222	$10,330	$10,002	$10,562
9/30/2017	$10,538	$10,798	$10,487	$10,780
10/31/2017	$10,691	$10,965	$10,544	$11,032
11/30/2017	$10,958	$11,326	$10,890	$11,370
12/31/2017	$10,995	$11,364	$10,933	$11,496
1/31/2018	$11,220	$11,710	$11,071	$12,155
2/28/2018	$10,685	$11,229	$10,527	$11,707
3/31/2018	$10,716	$11,337	$10,643	$11,409
4/30/2018	$10,653	$11,363	$10,759	$11,453
5/31/2018	$11,016	$11,898	$11,201	$11,729
6/30/2018	$11,037	$11,984	$11,260	$11,801
7/31/2018	$11,373	$12,216	$11,484	$12,240
8/31/2018	$11,772	$12,740	$11,745	$12,639
9/30/2018	$11,777	$12,547	$11,561	$12,711
10/31/2018	$10,706	$11,273	$10,573	$11,842
11/30/2018	$10,879	$11,486	$10,773	$12,083
12/31/2018	$9,728	$10,227	$9,582	$10,992
1/31/2019	$10,624	$11,405	$10,653	$11,873
2/28/2019	$10,994	$11,943	$10,985	$12,254
3/31/2019	$10,896	$11,845	$10,839	$12,493
4/30/2019	$11,243	$12,260	$11,219	$12,998
5/31/2019	$10,358	$11,388	$10,373	$12,172
6/30/2019	$11,081	$12,196	$11,044	$13,030
7/31/2019	$11,069	$12,322	$11,116	$13,218
8/31/2019	$10,936	$11,829	$10,574	$13,008
9/30/2019	$11,237	$12,039	$11,058	$13,252
10/31/2019	$11,306	$12,270	$11,218	$13,539
11/30/2019	$11,708	$12,796	$11,493	$14,030
12/31/2019	$11,992	$13,067	$11,840	$14,453
1/31/2020	$11,889	$12,801	$11,408	$14,448
2/29/2020	$10,808	$11,728	$10,308	$13,258
3/31/2020	$8,957	$9,183	$7,738	$11,621
4/30/2020	$10,116	$10,519	$8,762	$13,111
5/31/2020	$10,853	$11,296	$9,162	$13,735
6/30/2020	$10,912	$11,623	$9,332	$14,008
7/31/2020	$11,397	$12,086	$9,613	$14,798
8/31/2020	$11,585	$12,633	$10,049	$15,862
9/30/2020	$11,378	$12,306	$9,663	$15,259
10/31/2020	$11,611	$12,529	$9,881	$14,853
11/30/2020	$13,131	$14,570	$11,610	$16,479
12/31/2020	$13,862	$15,679	$12,417	$17,113
1/31/2021	$13,821	$16,063	$12,691	$16,940
2/28/2021	$15,037	$17,111	$13,821	$17,407
3/31/2021	$15,502	$17,393	$14,507	$18,169
4/30/2021	$16,329	$18,088	$15,130	$19,139
5/31/2021	$16,240	$18,125	$15,437	$19,273
6/30/2021	$16,083	$18,339	$15,233	$19,723
7/31/2021	$16,356	$18,018	$15,010	$20,191
8/31/2021	$16,725	$18,427	$15,326	$20,805
9/30/2021	$16,322	$17,848	$14,918	$19,838
10/31/2021	$17,190	$18,723	$15,626	$21,227
11/30/2021	$16,758	$17,942	$15,082	$21,080
12/31/2021	$17,690	$18,530	$15,867	$22,025
1/31/2022	$16,134	$16,988	$15,060	$20,885
2/28/2022	$16,172	$17,179	$15,306	$20,260
3/31/2022	$15,980	$17,452	$15,629	$21,012
4/30/2022	$14,785	$15,965	$14,569	$19,180
5/31/2022	$14,986	$16,019	$14,848	$19,215
6/30/2022	$13,522	$14,489	$13,223	$17,629
7/31/2022	$14,824	$15,988	$14,503	$19,254
8/31/2022	$14,169	$15,563	$14,048	$18,469
9/30/2022	$12,798	$14,080	$12,628	$16,768
10/31/2022	$13,953	$15,431	$13,961	$18,126
11/30/2022	$14,612	$16,083	$14,662	$19,139
12/31/2022	$13,866	$15,126	$13,791	$18,036
1/31/2023	$15,006	$16,639	$15,169	$19,169
2/28/2023	$14,712	$16,248	$14,739	$18,702
3/31/2023	$14,402	$15,639	$13,983	$19,388
4/30/2023	$14,360	$15,435	$13,797	$19,691
5/31/2023	$14,076	$15,164	$13,403	$19,777
6/30/2023	$15,115	$16,456	$14,594	$21,083
7/31/2023	$15,676	$17,274	$15,450	$21,761
8/31/2023	$15,349	$16,596	$14,855	$21,414
9/30/2023	$14,687	$15,669	$14,060	$20,393
10/31/2023	$14,009	$14,718	$13,271	$19,964
11/30/2023	$15,044	$16,042	$14,476	$21,788
12/31/2023	$16,237	$17,762	$15,995	$22,777
1/31/2024	$16,101	$17,297	$15,546	$23,160
2/29/2024	$17,124	$18,238	$16,169	$24,397
3/31/2024	$17,865	$18,991	$16,966	$25,182
4/30/2024	$16,740	$17,719	$15,899	$24,153
5/31/2024	$17,575	$18,456	$16,569	$25,351
6/30/2024	$17,243	$18,179	$16,235	$26,260
7/31/2024	$18,479	$19,530	$17,550	$26,580
8/31/2024	$18,538	$19,479	$17,549	$27,225
9/30/2024	$18,743	$19,769	$17,798	$27,806
10/31/2024	$18,530	$19,586	$17,574	$27,554
11/30/2024	$19,985	$21,514	$19,124	$29,172
12/31/2024	$18,512	$19,892	$17,751	$28,476
1/31/2025	$19,027	$20,597	$18,356	$29,269
2/28/2025	$18,123	$19,631	$17,677	$28,887
3/31/2025	$17,156	$18,400	$16,716	$27,260
4/30/2025	$16,749	$18,020	$16,232	$27,075
5/31/2025	$17,192	$19,099	$17,159	$28,779
6/30/2025	$17,834	$19,980	$17,935	$30,243
7/31/2025	$18,250	$20,366	$18,246	$30,921
8/31/2025	$18,467	$21,435	$19,204	$31,548
9/30/2025	$18,557	$21,778	$19,401	$32,700
10/31/2025	$18,241	$21,924	$19,350	$33,465

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	(1.56%)	9.46%	7.26%
Russell 2500 Index	11.94%	11.84%	9.59%
Russell 2500 Value Index	10.11%	14.39%	8.00%
S&P 500 Index	21.45%	17.64%	15.13%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,085,245,175
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 8,886,635
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$1,085,245,175
# of Portfolio Holdings	67
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$8,886,635

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	8.49%
Consumer Staples	4.28%
Energy	4.93%
Financials	20.22%
Health Care	8.01%
Industrials	25.65%
Information Technology	19.19%
Materials	3.22%
Real Estate	2.30%
Utilities	3.50%
Repurchase Agreements	0.13%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019543
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class I
Trading Symbol	LVOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.91%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -1.63%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 11.94% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Energy sector contributed to relative performance, led by overweight allocations to TechnipFMC plc and Expand Energy Corporation.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,057	$10,196	$10,168	$10,030
12/31/2015	$9,716	$9,781	$9,703	$9,872
1/31/2016	$9,215	$9,001	$9,108	$9,382
2/29/2016	$9,252	$9,064	$9,206	$9,369
3/31/2016	$10,014	$9,820	$10,026	$10,005
4/30/2016	$10,099	$9,964	$10,220	$10,043
5/31/2016	$10,307	$10,174	$10,401	$10,224
6/30/2016	$10,275	$10,170	$10,464	$10,250
7/31/2016	$10,627	$10,701	$10,940	$10,628
8/31/2016	$10,755	$10,786	$11,038	$10,643
9/30/2016	$10,718	$10,838	$11,110	$10,645
10/31/2016	$10,457	$10,398	$10,778	$10,451
11/30/2016	$11,274	$11,283	$11,811	$10,838
12/31/2016	$11,342	$11,502	$12,148	$11,052
1/31/2017	$11,461	$11,661	$12,214	$11,262
2/28/2017	$11,641	$11,942	$12,442	$11,709
3/31/2017	$11,489	$11,934	$12,345	$11,723
4/30/2017	$11,466	$12,026	$12,332	$11,843
5/31/2017	$11,517	$11,891	$12,065	$12,010
6/30/2017	$11,726	$12,188	$12,385	$12,085
7/31/2017	$11,737	$12,315	$12,481	$12,333
8/31/2017	$11,652	$12,212	$12,265	$12,371
9/30/2017	$12,014	$12,766	$12,859	$12,626
10/31/2017	$12,183	$12,964	$12,930	$12,921
11/30/2017	$12,481	$13,390	$13,353	$13,317
12/31/2017	$12,523	$13,435	$13,406	$13,465
1/31/2018	$12,781	$13,845	$13,575	$14,236
2/28/2018	$12,169	$13,275	$12,909	$13,711
3/31/2018	$12,205	$13,403	$13,051	$13,363
4/30/2018	$12,133	$13,435	$13,192	$13,414
5/31/2018	$12,547	$14,066	$13,735	$13,737
6/30/2018	$12,571	$14,168	$13,808	$13,822
7/31/2018	$12,949	$14,442	$14,082	$14,336
8/31/2018	$13,405	$15,062	$14,402	$14,803
9/30/2018	$13,411	$14,833	$14,177	$14,887
10/31/2018	$12,181	$13,327	$12,965	$13,870
11/30/2018	$12,376	$13,579	$13,210	$14,153
12/31/2018	$11,068	$12,091	$11,749	$12,875
1/31/2019	$12,085	$13,483	$13,062	$13,906
2/28/2019	$12,508	$14,120	$13,470	$14,353
3/31/2019	$12,389	$14,004	$13,291	$14,632
4/30/2019	$12,786	$14,495	$13,757	$15,224
5/31/2019	$11,781	$13,463	$12,719	$14,257
6/30/2019	$12,601	$14,418	$13,542	$15,262
7/31/2019	$12,587	$14,568	$13,630	$15,481
8/31/2019	$12,435	$13,986	$12,966	$15,236
9/30/2019	$12,772	$14,234	$13,560	$15,521
10/31/2019	$12,852	$14,506	$13,755	$15,857
11/30/2019	$13,301	$15,129	$14,093	$16,432
12/31/2019	$13,627	$15,449	$14,518	$16,928
1/31/2020	$13,509	$15,135	$13,989	$16,922
2/29/2020	$12,280	$13,866	$12,640	$15,529
3/31/2020	$10,178	$10,857	$9,489	$13,611
4/30/2020	$11,488	$12,437	$10,744	$15,356
5/31/2020	$12,324	$13,355	$11,234	$16,087
6/30/2020	$12,391	$13,741	$11,443	$16,407
7/31/2020	$12,939	$14,289	$11,787	$17,332
8/31/2020	$13,161	$14,936	$12,323	$18,578
9/30/2020	$12,917	$14,549	$11,849	$17,872
10/31/2020	$13,183	$14,813	$12,116	$17,397
11/30/2020	$14,913	$17,226	$14,236	$19,301
12/31/2020	$15,734	$18,537	$15,226	$20,043
1/31/2021	$15,695	$18,991	$15,563	$19,841
2/28/2021	$17,070	$20,230	$16,948	$20,388
3/31/2021	$17,594	$20,563	$17,789	$21,281
4/30/2021	$18,532	$21,385	$18,552	$22,416
5/31/2021	$18,430	$21,429	$18,929	$22,573
6/30/2021	$18,250	$21,682	$18,679	$23,100
7/31/2021	$18,555	$21,302	$18,405	$23,649
8/31/2021	$18,970	$21,786	$18,794	$24,368
9/30/2021	$18,524	$21,101	$18,292	$23,234
10/31/2021	$19,501	$22,135	$19,161	$24,862
11/30/2021	$19,013	$21,212	$18,494	$24,690
12/31/2021	$20,063	$21,908	$19,456	$25,797
1/31/2022	$18,308	$20,084	$18,467	$24,462
2/28/2022	$18,343	$20,310	$18,769	$23,729
3/31/2022	$18,122	$20,633	$19,164	$24,610
4/30/2022	$16,764	$18,875	$17,865	$22,464
5/31/2022	$16,993	$18,939	$18,207	$22,505
6/30/2022	$15,334	$17,130	$16,215	$20,648
7/31/2022	$16,808	$18,902	$17,784	$22,552
8/31/2022	$16,067	$18,399	$17,226	$21,632
9/30/2022	$14,514	$16,647	$15,484	$19,640
10/31/2022	$15,820	$18,244	$17,119	$21,230
11/30/2022	$16,562	$19,014	$17,979	$22,416
12/31/2022	$15,708	$17,883	$16,910	$21,125
1/31/2023	$17,004	$19,671	$18,600	$22,452
2/28/2023	$16,668	$19,210	$18,074	$21,904
3/31/2023	$16,313	$18,490	$17,146	$22,708
4/30/2023	$16,274	$18,248	$16,918	$23,063
5/31/2023	$15,948	$17,929	$16,435	$23,163
6/30/2023	$17,129	$19,456	$17,896	$24,693
7/31/2023	$17,753	$20,423	$18,945	$25,487
8/31/2023	$17,388	$19,621	$18,216	$25,081
9/30/2023	$16,630	$18,525	$17,241	$23,885
10/31/2023	$15,871	$17,400	$16,273	$23,383
11/30/2023	$17,036	$18,967	$17,750	$25,518
12/31/2023	$18,384	$20,999	$19,613	$26,678
1/31/2024	$18,228	$20,450	$19,063	$27,126
2/29/2024	$19,381	$21,562	$19,827	$28,574
3/31/2024	$20,221	$22,452	$20,804	$29,494
4/30/2024	$18,951	$20,948	$19,496	$28,289
5/31/2024	$19,889	$21,820	$20,317	$29,692
6/30/2024	$19,508	$21,493	$19,908	$30,757
7/31/2024	$20,914	$23,089	$21,520	$31,132
8/31/2024	$20,973	$23,030	$21,519	$31,887
9/30/2024	$21,207	$23,373	$21,824	$32,568
10/31/2024	$20,963	$23,156	$21,549	$32,272
11/30/2024	$22,613	$25,435	$23,451	$34,167
12/31/2024	$20,933	$23,518	$21,767	$33,352
1/31/2025	$21,514	$24,352	$22,508	$34,281
2/28/2025	$20,498	$23,209	$21,676	$33,834
3/31/2025	$19,399	$21,754	$20,498	$31,928
4/30/2025	$18,942	$21,305	$19,905	$31,711
5/31/2025	$19,440	$22,580	$21,041	$33,707
6/30/2025	$20,166	$23,622	$21,992	$35,421
7/31/2025	$20,632	$24,078	$22,374	$36,216
8/31/2025	$20,881	$25,342	$23,548	$36,950
9/30/2025	$20,974	$25,748	$23,790	$38,299
10/31/2025	$20,622	$25,920	$23,728	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	(1.63%)	9.36%	7.51%
Russell 2500 Index	11.94%	11.84%	9.99%
Russell 2500 Value Index	10.11%	14.39%	9.02%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,085,245,175
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 8,886,635
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$1,085,245,175
# of Portfolio Holdings	67
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$8,886,635

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	8.49%
Consumer Staples	4.28%
Energy	4.93%
Financials	20.22%
Health Care	8.01%
Industrials	25.65%
Information Technology	19.19%
Materials	3.22%
Real Estate	2.30%
Utilities	3.50%
Repurchase Agreements	0.13%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019542
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class P
Trading Symbol	LVOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$135	1.36%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -2.08%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 11.94% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Energy sector contributed to relative performance, led by overweight allocations to TechnipFMC plc and Expand Energy Corporation.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class P	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,054	$10,196	$10,168	$10,030
12/31/2015	$9,709	$9,781	$9,703	$9,872
1/31/2016	$9,202	$9,001	$9,108	$9,382
2/29/2016	$9,236	$9,064	$9,206	$9,369
3/31/2016	$9,998	$9,820	$10,026	$10,005
4/30/2016	$10,071	$9,964	$10,220	$10,043
5/31/2016	$10,282	$10,174	$10,401	$10,224
6/30/2016	$10,238	$10,170	$10,464	$10,250
7/31/2016	$10,589	$10,701	$10,940	$10,628
8/31/2016	$10,711	$10,786	$11,038	$10,643
9/30/2016	$10,672	$10,838	$11,110	$10,645
10/31/2016	$10,410	$10,398	$10,778	$10,451
11/30/2016	$11,222	$11,283	$11,811	$10,838
12/31/2016	$11,281	$11,502	$12,148	$11,052
1/31/2017	$11,393	$11,661	$12,214	$11,262
2/28/2017	$11,570	$11,942	$12,442	$11,709
3/31/2017	$11,411	$11,934	$12,345	$11,723
4/30/2017	$11,387	$12,026	$12,332	$11,843
5/31/2017	$11,428	$11,891	$12,065	$12,010
6/30/2017	$11,635	$12,188	$12,385	$12,085
7/31/2017	$11,641	$12,315	$12,481	$12,333
8/31/2017	$11,552	$12,212	$12,265	$12,371
9/30/2017	$11,906	$12,766	$12,859	$12,626
10/31/2017	$12,072	$12,964	$12,930	$12,921
11/30/2017	$12,364	$13,390	$13,353	$13,317
12/31/2017	$12,401	$13,435	$13,406	$13,465
1/31/2018	$12,647	$13,845	$13,575	$14,236
2/28/2018	$12,037	$13,275	$12,909	$13,711
3/31/2018	$12,069	$13,403	$13,051	$13,363
4/30/2018	$11,999	$13,435	$13,192	$13,414
5/31/2018	$12,401	$14,066	$13,735	$13,737
6/30/2018	$12,414	$14,168	$13,808	$13,822
7/31/2018	$12,785	$14,442	$14,082	$14,336
8/31/2018	$13,231	$15,062	$14,402	$14,803
9/30/2018	$13,231	$14,833	$14,177	$14,887
10/31/2018	$12,012	$13,327	$12,965	$13,870
11/30/2018	$12,203	$13,579	$13,210	$14,153
12/31/2018	$10,906	$12,091	$11,749	$12,875
1/31/2019	$11,905	$13,483	$13,062	$13,906
2/28/2019	$12,321	$14,120	$13,470	$14,353
3/31/2019	$12,196	$14,004	$13,291	$14,632
4/30/2019	$12,584	$14,495	$13,757	$15,224
5/31/2019	$11,586	$13,463	$12,719	$14,257
6/30/2019	$12,390	$14,418	$13,542	$15,262
7/31/2019	$12,369	$14,568	$13,630	$15,481
8/31/2019	$12,217	$13,986	$12,966	$15,236
9/30/2019	$12,549	$14,234	$13,560	$15,521
10/31/2019	$12,619	$14,506	$13,755	$15,857
11/30/2019	$13,057	$15,129	$14,093	$16,432
12/31/2019	$13,376	$15,449	$14,518	$16,928
1/31/2020	$13,252	$15,135	$13,989	$16,922
2/29/2020	$12,044	$13,866	$12,640	$15,529
3/31/2020	$9,972	$10,857	$9,489	$13,611
4/30/2020	$11,257	$12,437	$10,744	$15,356
5/31/2020	$12,075	$13,355	$11,234	$16,087
6/30/2020	$12,130	$13,741	$11,443	$16,407
7/31/2020	$12,668	$14,289	$11,787	$17,332
8/31/2020	$12,870	$14,936	$12,323	$18,578
9/30/2020	$12,636	$14,549	$11,849	$17,872
10/31/2020	$12,893	$14,813	$12,116	$17,397
11/30/2020	$14,570	$17,226	$14,236	$19,301
12/31/2020	$15,376	$18,537	$15,226	$20,043
1/31/2021	$15,327	$18,991	$15,563	$19,841
2/28/2021	$16,667	$20,230	$16,948	$20,388
3/31/2021	$17,169	$20,563	$17,789	$21,281
4/30/2021	$18,073	$21,385	$18,552	$22,416
5/31/2021	$17,966	$21,429	$18,929	$22,573
6/30/2021	$17,785	$21,682	$18,679	$23,100
7/31/2021	$18,081	$21,302	$18,405	$23,649
8/31/2021	$18,476	$21,786	$18,794	$24,368
9/30/2021	$18,032	$21,101	$18,292	$23,234
10/31/2021	$18,978	$22,135	$19,161	$24,862
11/30/2021	$18,497	$21,212	$18,494	$24,690
12/31/2021	$19,517	$21,908	$19,456	$25,797
1/31/2022	$17,795	$20,084	$18,467	$24,462
2/28/2022	$17,823	$20,310	$18,769	$23,729
3/31/2022	$17,608	$20,633	$19,164	$24,610
4/30/2022	$16,279	$18,875	$17,865	$22,464
5/31/2022	$16,495	$18,939	$18,207	$22,505
6/30/2022	$14,876	$17,130	$16,215	$20,648
7/31/2022	$16,298	$18,902	$17,784	$22,552
8/31/2022	$15,568	$18,399	$17,226	$21,632
9/30/2022	$14,062	$16,647	$15,484	$19,640
10/31/2022	$15,325	$18,244	$17,119	$21,230
11/30/2022	$16,035	$19,014	$17,979	$22,416
12/31/2022	$15,208	$17,883	$16,910	$21,125
1/31/2023	$16,454	$19,671	$18,600	$22,452
2/28/2023	$16,127	$19,210	$18,074	$21,904
3/31/2023	$15,780	$18,490	$17,146	$22,708
4/30/2023	$15,729	$18,248	$16,918	$23,063
5/31/2023	$15,402	$17,929	$16,435	$23,163
6/30/2023	$16,536	$19,456	$17,896	$24,693
7/31/2023	$17,149	$20,423	$18,945	$25,487
8/31/2023	$16,781	$19,621	$18,216	$25,081
9/30/2023	$16,046	$18,525	$17,241	$23,885
10/31/2023	$15,300	$17,400	$16,273	$23,383
11/30/2023	$16,422	$18,967	$17,750	$25,518
12/31/2023	$17,718	$20,999	$19,613	$26,678
1/31/2024	$17,563	$20,450	$19,063	$27,126
2/29/2024	$18,662	$21,562	$19,827	$28,574
3/31/2024	$19,470	$22,452	$20,804	$29,494
4/30/2024	$18,237	$20,948	$19,496	$28,289
5/31/2024	$19,128	$21,820	$20,317	$29,692
6/30/2024	$18,765	$21,493	$19,908	$30,757
7/31/2024	$20,103	$23,089	$21,520	$31,132
8/31/2024	$20,155	$23,030	$21,519	$31,887
9/30/2024	$20,362	$23,373	$21,824	$32,568
10/31/2024	$20,124	$23,156	$21,549	$32,272
11/30/2024	$21,694	$25,435	$23,451	$34,167
12/31/2024	$20,080	$23,518	$21,767	$33,352
1/31/2025	$20,633	$24,352	$22,508	$34,281
2/28/2025	$19,649	$23,209	$21,676	$33,834
3/31/2025	$18,588	$21,754	$20,498	$31,928
4/30/2025	$18,146	$21,305	$19,905	$31,711
5/31/2025	$18,621	$22,580	$21,041	$33,707
6/30/2025	$19,307	$23,622	$21,992	$35,421
7/31/2025	$19,749	$24,078	$22,374	$36,216
8/31/2025	$19,970	$25,342	$23,548	$36,950
9/30/2025	$20,058	$25,748	$23,790	$38,299
10/31/2025	$19,704	$25,920	$23,728	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P at NAV	(2.08%)	8.85%	7.02%
Russell 2500 Index	11.94%	11.84%	9.99%
Russell 2500 Value Index	10.11%	14.39%	9.02%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,085,245,175
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 8,886,635
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$1,085,245,175
# of Portfolio Holdings	67
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$8,886,635

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	8.49%
Consumer Staples	4.28%
Energy	4.93%
Financials	20.22%
Health Care	8.01%
Industrials	25.65%
Information Technology	19.19%
Materials	3.22%
Real Estate	2.30%
Utilities	3.50%
Repurchase Agreements	0.13%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054935
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class R2
Trading Symbol	LVOQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$149	1.51%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -2.24%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 11.94% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Energy sector contributed to relative performance, led by overweight allocations to TechnipFMC plc and Expand Energy Corporation.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,049	$10,196	$10,168	$10,030
12/31/2015	$9,704	$9,781	$9,703	$9,872
1/31/2016	$9,201	$9,001	$9,108	$9,382
2/29/2016	$9,229	$9,064	$9,206	$9,369
3/31/2016	$9,993	$9,820	$10,026	$10,005
4/30/2016	$10,066	$9,964	$10,220	$10,043
5/31/2016	$10,270	$10,174	$10,401	$10,224
6/30/2016	$10,230	$10,170	$10,464	$10,250
7/31/2016	$10,581	$10,701	$10,940	$10,628
8/31/2016	$10,700	$10,786	$11,038	$10,643
9/30/2016	$10,660	$10,838	$11,110	$10,645
10/31/2016	$10,394	$10,398	$10,778	$10,451
11/30/2016	$11,201	$11,283	$11,811	$10,838
12/31/2016	$11,261	$11,502	$12,148	$11,052
1/31/2017	$11,369	$11,661	$12,214	$11,262
2/28/2017	$11,549	$11,942	$12,442	$11,709
3/31/2017	$11,387	$11,934	$12,345	$11,723
4/30/2017	$11,363	$12,026	$12,332	$11,843
5/31/2017	$11,405	$11,891	$12,065	$12,010
6/30/2017	$11,609	$12,188	$12,385	$12,085
7/31/2017	$11,615	$12,315	$12,481	$12,333
8/31/2017	$11,519	$12,212	$12,265	$12,371
9/30/2017	$11,873	$12,766	$12,859	$12,626
10/31/2017	$12,035	$12,964	$12,930	$12,921
11/30/2017	$12,326	$13,390	$13,353	$13,317
12/31/2017	$12,365	$13,435	$13,406	$13,465
1/31/2018	$12,608	$13,845	$13,575	$14,236
2/28/2018	$12,000	$13,275	$12,909	$13,711
3/31/2018	$12,032	$13,403	$13,051	$13,363
4/30/2018	$11,955	$13,435	$13,192	$13,414
5/31/2018	$12,352	$14,066	$13,735	$13,737
6/30/2018	$12,371	$14,168	$13,808	$13,822
7/31/2018	$12,736	$14,442	$14,082	$14,336
8/31/2018	$13,184	$15,062	$14,402	$14,803
9/30/2018	$13,184	$14,833	$14,177	$14,887
10/31/2018	$11,975	$13,327	$12,965	$13,870
11/30/2018	$12,156	$13,579	$13,210	$14,153
12/31/2018	$10,868	$12,091	$11,749	$12,875
1/31/2019	$11,866	$13,483	$13,062	$13,906
2/28/2019	$12,269	$14,120	$13,470	$14,353
3/31/2019	$12,149	$14,004	$13,291	$14,632
4/30/2019	$12,531	$14,495	$13,757	$15,224
5/31/2019	$11,540	$13,463	$12,719	$14,257
6/30/2019	$12,340	$14,418	$13,542	$15,262
7/31/2019	$12,319	$14,568	$13,630	$15,481
8/31/2019	$12,163	$13,986	$12,966	$15,236
9/30/2019	$12,488	$14,234	$13,560	$15,521
10/31/2019	$12,559	$14,506	$13,755	$15,857
11/30/2019	$12,997	$15,129	$14,093	$16,432
12/31/2019	$13,307	$15,449	$14,518	$16,928
1/31/2020	$13,180	$15,135	$13,989	$16,922
2/29/2020	$11,977	$13,866	$12,640	$15,529
3/31/2020	$9,923	$10,857	$9,489	$13,611
4/30/2020	$11,197	$12,437	$10,744	$15,356
5/31/2020	$12,009	$13,355	$11,234	$16,087
6/30/2020	$12,057	$13,741	$11,443	$16,407
7/31/2020	$12,591	$14,289	$11,787	$17,332
8/31/2020	$12,798	$14,936	$12,323	$18,578
9/30/2020	$12,551	$14,549	$11,849	$17,872
10/31/2020	$12,806	$14,813	$12,116	$17,397
11/30/2020	$14,476	$17,226	$14,236	$19,301
12/31/2020	$15,267	$18,537	$15,226	$20,043
1/31/2021	$15,217	$18,991	$15,563	$19,841
2/28/2021	$16,547	$20,230	$16,948	$20,388
3/31/2021	$17,052	$20,563	$17,789	$21,281
4/30/2021	$17,944	$21,385	$18,552	$22,416
5/31/2021	$17,843	$21,429	$18,929	$22,573
6/30/2021	$17,658	$21,682	$18,679	$23,100
7/31/2021	$17,944	$21,302	$18,405	$23,649
8/31/2021	$18,339	$21,786	$18,794	$24,368
9/30/2021	$17,893	$21,101	$18,292	$23,234
10/31/2021	$18,828	$22,135	$19,161	$24,862
11/30/2021	$18,352	$21,212	$18,494	$24,690
12/31/2021	$19,353	$21,908	$19,456	$25,797
1/31/2022	$17,650	$20,084	$18,467	$24,462
2/28/2022	$17,679	$20,310	$18,769	$23,729
3/31/2022	$17,458	$20,633	$19,164	$24,610
4/30/2022	$16,140	$18,875	$17,865	$22,464
5/31/2022	$16,352	$18,939	$18,207	$22,505
6/30/2022	$14,745	$17,130	$16,215	$20,648
7/31/2022	$16,150	$18,902	$17,784	$22,552
8/31/2022	$15,428	$18,399	$17,226	$21,632
9/30/2022	$13,937	$16,647	$15,484	$19,640
10/31/2022	$15,178	$18,244	$17,119	$21,230
11/30/2022	$15,886	$19,014	$17,979	$22,416
12/31/2022	$15,065	$17,883	$16,910	$21,125
1/31/2023	$16,296	$19,671	$18,600	$22,452
2/28/2023	$15,970	$19,210	$18,074	$21,904
3/31/2023	$15,623	$18,490	$17,146	$22,708
4/30/2023	$15,570	$18,248	$16,918	$23,063
5/31/2023	$15,254	$17,929	$16,435	$23,163
6/30/2023	$16,370	$19,456	$17,896	$24,693
7/31/2023	$16,969	$20,423	$18,945	$25,487
8/31/2023	$16,601	$19,621	$18,216	$25,081
9/30/2023	$15,875	$18,525	$17,241	$23,885
10/31/2023	$15,139	$17,400	$16,273	$23,383
11/30/2023	$16,242	$18,967	$17,750	$25,518
12/31/2023	$17,514	$20,999	$19,613	$26,678
1/31/2024	$17,364	$20,450	$19,063	$27,126
2/29/2024	$18,454	$21,562	$19,827	$28,574
3/31/2024	$19,245	$22,452	$20,804	$29,494
4/30/2024	$18,027	$20,948	$19,496	$28,289
5/31/2024	$18,913	$21,820	$20,317	$29,692
6/30/2024	$18,539	$21,493	$19,908	$30,757
7/31/2024	$19,865	$23,089	$21,520	$31,132
8/31/2024	$19,907	$23,030	$21,519	$31,887
9/30/2024	$20,121	$23,373	$21,824	$32,568
10/31/2024	$19,875	$23,156	$21,549	$32,272
11/30/2024	$21,429	$25,435	$23,451	$34,167
12/31/2024	$19,830	$23,518	$21,767	$33,352
1/31/2025	$20,378	$24,352	$22,508	$34,281
2/28/2025	$19,396	$23,209	$21,676	$33,834
3/31/2025	$18,345	$21,754	$20,498	$31,928
4/30/2025	$17,911	$21,305	$19,905	$31,711
5/31/2025	$18,368	$22,580	$21,041	$33,707
6/30/2025	$19,042	$23,622	$21,992	$35,421
7/31/2025	$19,476	$24,078	$22,374	$36,216
8/31/2025	$19,693	$25,342	$23,548	$36,950
9/30/2025	$19,784	$25,748	$23,790	$38,299
10/31/2025	$19,430	$25,920	$23,728	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	(2.24%)	8.70%	6.87%
Russell 2500 Index	11.94%	11.84%	9.99%
Russell 2500 Value Index	10.11%	14.39%	9.02%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,085,245,175
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 8,886,635
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$1,085,245,175
# of Portfolio Holdings	67
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$8,886,635

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	8.49%
Consumer Staples	4.28%
Energy	4.93%
Financials	20.22%
Health Care	8.01%
Industrials	25.65%
Information Technology	19.19%
Materials	3.22%
Real Estate	2.30%
Utilities	3.50%
Repurchase Agreements	0.13%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054936
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class R3
Trading Symbol	LVORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$139	1.41%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -2.13%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 11.94% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Energy sector contributed to relative performance, led by overweight allocations to TechnipFMC plc and Expand Energy Corporation.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,055	$10,196	$10,168	$10,030
12/31/2015	$9,706	$9,781	$9,703	$9,872
1/31/2016	$9,201	$9,001	$9,108	$9,382
2/29/2016	$9,235	$9,064	$9,206	$9,369
3/31/2016	$9,993	$9,820	$10,026	$10,005
4/30/2016	$10,071	$9,964	$10,220	$10,043
5/31/2016	$10,279	$10,174	$10,401	$10,224
6/30/2016	$10,240	$10,170	$10,464	$10,250
7/31/2016	$10,588	$10,701	$10,940	$10,628
8/31/2016	$10,706	$10,786	$11,038	$10,643
9/30/2016	$10,667	$10,838	$11,110	$10,645
10/31/2016	$10,403	$10,398	$10,778	$10,451
11/30/2016	$11,216	$11,283	$11,811	$10,838
12/31/2016	$11,275	$11,502	$12,148	$11,052
1/31/2017	$11,388	$11,661	$12,214	$11,262
2/28/2017	$11,567	$11,942	$12,442	$11,709
3/31/2017	$11,406	$11,934	$12,345	$11,723
4/30/2017	$11,382	$12,026	$12,332	$11,843
5/31/2017	$11,424	$11,891	$12,065	$12,010
6/30/2017	$11,627	$12,188	$12,385	$12,085
7/31/2017	$11,633	$12,315	$12,481	$12,333
8/31/2017	$11,543	$12,212	$12,265	$12,371
9/30/2017	$11,895	$12,766	$12,859	$12,626
10/31/2017	$12,062	$12,964	$12,930	$12,921
11/30/2017	$12,350	$13,390	$13,353	$13,317
12/31/2017	$12,388	$13,435	$13,406	$13,465
1/31/2018	$12,636	$13,845	$13,575	$14,236
2/28/2018	$12,027	$13,275	$12,909	$13,711
3/31/2018	$12,058	$13,403	$13,051	$13,363
4/30/2018	$11,982	$13,435	$13,192	$13,414
5/31/2018	$12,382	$14,066	$13,735	$13,737
6/30/2018	$12,401	$14,168	$13,808	$13,822
7/31/2018	$12,769	$14,442	$14,082	$14,336
8/31/2018	$13,214	$15,062	$14,402	$14,803
9/30/2018	$13,214	$14,833	$14,177	$14,887
10/31/2018	$12,008	$13,327	$12,965	$13,870
11/30/2018	$12,194	$13,579	$13,210	$14,153
12/31/2018	$10,897	$12,091	$11,749	$12,875
1/31/2019	$11,892	$13,483	$13,062	$13,906
2/28/2019	$12,306	$14,120	$13,470	$14,353
3/31/2019	$12,187	$14,004	$13,291	$14,632
4/30/2019	$12,573	$14,495	$13,757	$15,224
5/31/2019	$11,577	$13,463	$12,719	$14,257
6/30/2019	$12,376	$14,418	$13,542	$15,262
7/31/2019	$12,355	$14,568	$13,630	$15,481
8/31/2019	$12,201	$13,986	$12,966	$15,236
9/30/2019	$12,531	$14,234	$13,560	$15,521
10/31/2019	$12,601	$14,506	$13,755	$15,857
11/30/2019	$13,045	$15,129	$14,093	$16,432
12/31/2019	$13,352	$15,449	$14,518	$16,928
1/31/2020	$13,234	$15,135	$13,989	$16,922
2/29/2020	$12,028	$13,866	$12,640	$15,529
3/31/2020	$9,963	$10,857	$9,489	$13,611
4/30/2020	$11,240	$12,437	$10,744	$15,356
5/31/2020	$12,052	$13,355	$11,234	$16,087
6/30/2020	$12,115	$13,741	$11,443	$16,407
7/31/2020	$12,643	$14,289	$11,787	$17,332
8/31/2020	$12,848	$14,936	$12,323	$18,578
9/30/2020	$12,611	$14,549	$11,849	$17,872
10/31/2020	$12,863	$14,813	$12,116	$17,397
11/30/2020	$14,540	$17,226	$14,236	$19,301
12/31/2020	$15,339	$18,537	$15,226	$20,043
1/31/2021	$15,290	$18,991	$15,563	$19,841
2/28/2021	$16,630	$20,230	$16,948	$20,388
3/31/2021	$17,137	$20,563	$17,789	$21,281
4/30/2021	$18,036	$21,385	$18,552	$22,416
5/31/2021	$17,928	$21,429	$18,929	$22,573
6/30/2021	$17,753	$21,682	$18,679	$23,100
7/31/2021	$18,044	$21,302	$18,405	$23,649
8/31/2021	$18,436	$21,786	$18,794	$24,368
9/30/2021	$17,986	$21,101	$18,292	$23,234
10/31/2021	$18,935	$22,135	$19,161	$24,862
11/30/2021	$18,447	$21,212	$18,494	$24,690
12/31/2021	$19,463	$21,908	$19,456	$25,797
1/31/2022	$17,745	$20,084	$18,467	$24,462
2/28/2022	$17,783	$20,310	$18,769	$23,729
3/31/2022	$17,555	$20,633	$19,164	$24,610
4/30/2022	$16,236	$18,875	$17,865	$22,464
5/31/2022	$16,445	$18,939	$18,207	$22,505
6/30/2022	$14,832	$17,130	$16,215	$20,648
7/31/2022	$16,255	$18,902	$17,784	$22,552
8/31/2022	$15,534	$18,399	$17,226	$21,632
9/30/2022	$14,025	$16,647	$15,484	$19,640
10/31/2022	$15,278	$18,244	$17,119	$21,230
11/30/2022	$15,991	$19,014	$17,979	$22,416
12/31/2022	$15,161	$17,883	$16,910	$21,125
1/31/2023	$16,405	$19,671	$18,600	$22,452
2/28/2023	$16,073	$19,210	$18,074	$21,904
3/31/2023	$15,731	$18,490	$17,146	$22,708
4/30/2023	$15,679	$18,248	$16,918	$23,063
5/31/2023	$15,358	$17,929	$16,435	$23,163
6/30/2023	$16,488	$19,456	$17,896	$24,693
7/31/2023	$17,090	$20,423	$18,945	$25,487
8/31/2023	$16,727	$19,621	$18,216	$25,081
9/30/2023	$15,991	$18,525	$17,241	$23,885
10/31/2023	$15,254	$17,400	$16,273	$23,383
11/30/2023	$16,363	$18,967	$17,750	$25,518
12/31/2023	$17,658	$20,999	$19,613	$26,678
1/31/2024	$17,500	$20,450	$19,063	$27,126
2/29/2024	$18,605	$21,562	$19,827	$28,574
3/31/2024	$19,395	$22,452	$20,804	$29,494
4/30/2024	$18,174	$20,948	$19,496	$28,289
5/31/2024	$19,069	$21,820	$20,317	$29,692
6/30/2024	$18,690	$21,493	$19,908	$30,757
7/31/2024	$20,027	$23,089	$21,520	$31,132
8/31/2024	$20,079	$23,030	$21,519	$31,887
9/30/2024	$20,290	$23,373	$21,824	$32,568
10/31/2024	$20,048	$23,156	$21,549	$32,272
11/30/2024	$21,611	$25,435	$23,451	$34,167
12/31/2024	$20,004	$23,518	$21,767	$33,352
1/31/2025	$20,554	$24,352	$22,508	$34,281
2/28/2025	$19,577	$23,209	$21,676	$33,834
3/31/2025	$18,509	$21,754	$20,498	$31,928
4/30/2025	$18,071	$21,305	$19,905	$31,711
5/31/2025	$18,543	$22,580	$21,041	$33,707
6/30/2025	$19,228	$23,622	$21,992	$35,421
7/31/2025	$19,667	$24,078	$22,374	$36,216
8/31/2025	$19,880	$25,342	$23,548	$36,950
9/30/2025	$19,970	$25,748	$23,790	$38,299
10/31/2025	$19,622	$25,920	$23,728	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	(2.13%)	8.81%	6.97%
Russell 2500 Index	11.94%	11.84%	9.99%
Russell 2500 Value Index	10.11%	14.39%	9.02%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,085,245,175
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 8,886,635
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$1,085,245,175
# of Portfolio Holdings	67
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$8,886,635

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	8.49%
Consumer Staples	4.28%
Energy	4.93%
Financials	20.22%
Health Care	8.01%
Industrials	25.65%
Information Technology	19.19%
Materials	3.22%
Real Estate	2.30%
Utilities	3.50%
Repurchase Agreements	0.13%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000155676
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class R4
Trading Symbol	LVOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$115	1.16%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -1.85%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 11.94% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Energy sector contributed to relative performance, led by overweight allocations to TechnipFMC plc and Expand Energy Corporation.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,054	$10,196	$10,168	$10,030
12/31/2015	$9,712	$9,781	$9,703	$9,872
1/31/2016	$9,212	$9,001	$9,108	$9,382
2/29/2016	$9,245	$9,064	$9,206	$9,369
3/31/2016	$10,004	$9,820	$10,026	$10,005
4/30/2016	$10,081	$9,964	$10,220	$10,043
5/31/2016	$10,290	$10,174	$10,401	$10,224
6/30/2016	$10,252	$10,170	$10,464	$10,250
7/31/2016	$10,604	$10,701	$10,940	$10,628
8/31/2016	$10,730	$10,786	$11,038	$10,643
9/30/2016	$10,692	$10,838	$11,110	$10,645
10/31/2016	$10,428	$10,398	$10,778	$10,451
11/30/2016	$11,244	$11,283	$11,811	$10,838
12/31/2016	$11,308	$11,502	$12,148	$11,052
1/31/2017	$11,425	$11,661	$12,214	$11,262
2/28/2017	$11,606	$11,942	$12,442	$11,709
3/31/2017	$11,442	$11,934	$12,345	$11,723
4/30/2017	$11,419	$12,026	$12,332	$11,843
5/31/2017	$11,472	$11,891	$12,065	$12,010
6/30/2017	$11,676	$12,188	$12,385	$12,085
7/31/2017	$11,687	$12,315	$12,481	$12,333
8/31/2017	$11,600	$12,212	$12,265	$12,371
9/30/2017	$11,956	$12,766	$12,859	$12,626
10/31/2017	$12,125	$12,964	$12,930	$12,921
11/30/2017	$12,418	$13,390	$13,353	$13,317
12/31/2017	$12,455	$13,435	$13,406	$13,465
1/31/2018	$12,709	$13,845	$13,575	$14,236
2/28/2018	$12,095	$13,275	$12,909	$13,711
3/31/2018	$12,132	$13,403	$13,051	$13,363
4/30/2018	$12,057	$13,435	$13,192	$13,414
5/31/2018	$12,467	$14,066	$13,735	$13,737
6/30/2018	$12,486	$14,168	$13,808	$13,822
7/31/2018	$12,858	$14,442	$14,082	$14,336
8/31/2018	$13,312	$15,062	$14,402	$14,803
9/30/2018	$13,312	$14,833	$14,177	$14,887
10/31/2018	$12,088	$13,327	$12,965	$13,870
11/30/2018	$12,281	$13,579	$13,210	$14,153
12/31/2018	$10,981	$12,091	$11,749	$12,875
1/31/2019	$11,987	$13,483	$13,062	$13,906
2/28/2019	$12,404	$14,120	$13,470	$14,353
3/31/2019	$12,281	$14,004	$13,291	$14,632
4/30/2019	$12,671	$14,495	$13,757	$15,224
5/31/2019	$11,672	$13,463	$12,719	$14,257
6/30/2019	$12,487	$14,418	$13,542	$15,262
7/31/2019	$12,466	$14,568	$13,630	$15,481
8/31/2019	$12,315	$13,986	$12,966	$15,236
9/30/2019	$12,651	$14,234	$13,560	$15,521
10/31/2019	$12,726	$14,506	$13,755	$15,857
11/30/2019	$13,170	$15,129	$14,093	$16,432
12/31/2019	$13,485	$15,449	$14,518	$16,928
1/31/2020	$13,369	$15,135	$13,989	$16,922
2/29/2020	$12,148	$13,866	$12,640	$15,529
3/31/2020	$10,065	$10,857	$9,489	$13,611
4/30/2020	$11,364	$12,437	$10,744	$15,356
5/31/2020	$12,186	$13,355	$11,234	$16,087
6/30/2020	$12,248	$13,741	$11,443	$16,407
7/31/2020	$12,785	$14,289	$11,787	$17,332
8/31/2020	$13,001	$14,936	$12,323	$18,578
9/30/2020	$12,762	$14,549	$11,849	$17,872
10/31/2020	$13,024	$14,813	$12,116	$17,397
11/30/2020	$14,722	$17,226	$14,236	$19,301
12/31/2020	$15,533	$18,537	$15,226	$20,043
1/31/2021	$15,485	$18,991	$15,563	$19,841
2/28/2021	$16,848	$20,230	$16,948	$20,388
3/31/2021	$17,360	$20,563	$17,789	$21,281
4/30/2021	$18,277	$21,385	$18,552	$22,416
5/31/2021	$18,171	$21,429	$18,929	$22,573
6/30/2021	$17,993	$21,682	$18,679	$23,100
7/31/2021	$18,293	$21,302	$18,405	$23,649
8/31/2021	$18,699	$21,786	$18,794	$24,368
9/30/2021	$18,252	$21,101	$18,292	$23,234
10/31/2021	$19,210	$22,135	$19,161	$24,862
11/30/2021	$18,726	$21,212	$18,494	$24,690
12/31/2021	$19,757	$21,908	$19,456	$25,797
1/31/2022	$18,018	$20,084	$18,467	$24,462
2/28/2022	$18,055	$20,310	$18,769	$23,729
3/31/2022	$17,834	$20,633	$19,164	$24,610
4/30/2022	$16,499	$18,875	$17,865	$22,464
5/31/2022	$16,711	$18,939	$18,207	$22,505
6/30/2022	$15,073	$17,130	$16,215	$20,648
7/31/2022	$16,518	$18,902	$17,784	$22,552
8/31/2022	$15,791	$18,399	$17,226	$21,632
9/30/2022	$14,263	$16,647	$15,484	$19,640
10/31/2022	$15,542	$18,244	$17,119	$21,230
11/30/2022	$16,273	$19,014	$17,979	$22,416
12/31/2022	$15,429	$17,883	$16,910	$21,125
1/31/2023	$16,694	$19,671	$18,600	$22,452
2/28/2023	$16,363	$19,210	$18,074	$21,904
3/31/2023	$16,012	$18,490	$17,146	$22,708
4/30/2023	$15,971	$18,248	$16,918	$23,063
5/31/2023	$15,640	$17,929	$16,435	$23,163
6/30/2023	$16,795	$19,456	$17,896	$24,693
7/31/2023	$17,417	$20,423	$18,945	$25,487
8/31/2023	$17,045	$19,621	$18,216	$25,081
9/30/2023	$16,303	$18,525	$17,241	$23,885
10/31/2023	$15,550	$17,400	$16,273	$23,383
11/30/2023	$16,696	$18,967	$17,750	$25,518
12/31/2023	$18,011	$20,999	$19,613	$26,678
1/31/2024	$17,858	$20,450	$19,063	$27,126
2/29/2024	$18,980	$21,562	$19,827	$28,574
3/31/2024	$19,796	$22,452	$20,804	$29,494
4/30/2024	$18,552	$20,948	$19,496	$28,289
5/31/2024	$19,470	$21,820	$20,317	$29,692
6/30/2024	$19,092	$21,493	$19,908	$30,757
7/31/2024	$20,459	$23,089	$21,520	$31,132
8/31/2024	$20,520	$23,030	$21,519	$31,887
9/30/2024	$20,734	$23,373	$21,824	$32,568
10/31/2024	$20,490	$23,156	$21,549	$32,272
11/30/2024	$22,106	$25,435	$23,451	$34,167
12/31/2024	$20,457	$23,518	$21,767	$33,352
1/31/2025	$21,021	$24,352	$22,508	$34,281
2/28/2025	$20,023	$23,209	$21,676	$33,834
3/31/2025	$18,949	$21,754	$20,498	$31,928
4/30/2025	$18,494	$21,305	$19,905	$31,711
5/31/2025	$18,982	$22,580	$21,041	$33,707
6/30/2025	$19,687	$23,622	$21,992	$35,421
7/31/2025	$20,142	$24,078	$22,374	$36,216
8/31/2025	$20,370	$25,342	$23,548	$36,950
9/30/2025	$20,457	$25,748	$23,790	$38,299
10/31/2025	$20,110	$25,920	$23,728	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R4 at NAV	(1.85%)	9.08%	7.24%
Russell 2500 Index	11.94%	11.84%	9.99%
Russell 2500 Value Index	10.11%	14.39%	9.02%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,085,245,175
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 8,886,635
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$1,085,245,175
# of Portfolio Holdings	67
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$8,886,635

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	8.49%
Consumer Staples	4.28%
Energy	4.93%
Financials	20.22%
Health Care	8.01%
Industrials	25.65%
Information Technology	19.19%
Materials	3.22%
Real Estate	2.30%
Utilities	3.50%
Repurchase Agreements	0.13%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000155677
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class R5
Trading Symbol	LVOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$89	0.90%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -1.63%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 11.94% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Energy sector contributed to relative performance, led by overweight allocations to TechnipFMC plc and Expand Energy Corporation.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,057	$10,196	$10,168	$10,030
12/31/2015	$9,721	$9,781	$9,703	$9,872
1/31/2016	$9,215	$9,001	$9,108	$9,382
2/29/2016	$9,252	$9,064	$9,206	$9,369
3/31/2016	$10,020	$9,820	$10,026	$10,005
4/30/2016	$10,099	$9,964	$10,220	$10,043
5/31/2016	$10,313	$10,174	$10,401	$10,224
6/30/2016	$10,275	$10,170	$10,464	$10,250
7/31/2016	$10,632	$10,701	$10,940	$10,628
8/31/2016	$10,760	$10,786	$11,038	$10,643
9/30/2016	$10,723	$10,838	$11,110	$10,645
10/31/2016	$10,462	$10,398	$10,778	$10,451
11/30/2016	$11,281	$11,283	$11,811	$10,838
12/31/2016	$11,348	$11,502	$12,148	$11,052
1/31/2017	$11,461	$11,661	$12,214	$11,262
2/28/2017	$11,647	$11,942	$12,442	$11,709
3/31/2017	$11,489	$11,934	$12,345	$11,723
4/30/2017	$11,472	$12,026	$12,332	$11,843
5/31/2017	$11,518	$11,891	$12,065	$12,010
6/30/2017	$11,726	$12,188	$12,385	$12,085
7/31/2017	$11,738	$12,315	$12,481	$12,333
8/31/2017	$11,653	$12,212	$12,265	$12,371
9/30/2017	$12,014	$12,766	$12,859	$12,626
10/31/2017	$12,184	$12,964	$12,930	$12,921
11/30/2017	$12,488	$13,390	$13,353	$13,317
12/31/2017	$12,530	$13,435	$13,406	$13,465
1/31/2018	$12,782	$13,845	$13,575	$14,236
2/28/2018	$12,170	$13,275	$12,909	$13,711
3/31/2018	$12,212	$13,403	$13,051	$13,363
4/30/2018	$12,140	$13,435	$13,192	$13,414
5/31/2018	$12,548	$14,066	$13,735	$13,737
6/30/2018	$12,572	$14,168	$13,808	$13,822
7/31/2018	$12,950	$14,442	$14,082	$14,336
8/31/2018	$13,406	$15,062	$14,402	$14,803
9/30/2018	$13,412	$14,833	$14,177	$14,887
10/31/2018	$12,182	$13,327	$12,965	$13,870
11/30/2018	$12,376	$13,579	$13,210	$14,153
12/31/2018	$11,069	$12,091	$11,749	$12,875
1/31/2019	$12,086	$13,483	$13,062	$13,906
2/28/2019	$12,508	$14,120	$13,470	$14,353
3/31/2019	$12,396	$14,004	$13,291	$14,632
4/30/2019	$12,792	$14,495	$13,757	$15,224
5/31/2019	$11,782	$13,463	$12,719	$14,257
6/30/2019	$12,601	$14,418	$13,542	$15,262
7/31/2019	$12,588	$14,568	$13,630	$15,481
8/31/2019	$12,436	$13,986	$12,966	$15,236
9/30/2019	$12,779	$14,234	$13,560	$15,521
10/31/2019	$12,858	$14,506	$13,755	$15,857
11/30/2019	$13,309	$15,129	$14,093	$16,432
12/31/2019	$13,635	$15,449	$14,518	$16,928
1/31/2020	$13,516	$15,135	$13,989	$16,922
2/29/2020	$12,288	$13,866	$12,640	$15,529
3/31/2020	$10,180	$10,857	$9,489	$13,611
4/30/2020	$11,497	$12,437	$10,744	$15,356
5/31/2020	$12,333	$13,355	$11,234	$16,087
6/30/2020	$12,392	$13,741	$11,443	$16,407
7/31/2020	$12,947	$14,289	$11,787	$17,332
8/31/2020	$13,161	$14,936	$12,323	$18,578
9/30/2020	$12,924	$14,549	$11,849	$17,872
10/31/2020	$13,191	$14,813	$12,116	$17,397
11/30/2020	$14,912	$17,226	$14,236	$19,301
12/31/2020	$15,740	$18,537	$15,226	$20,043
1/31/2021	$15,693	$18,991	$15,563	$19,841
2/28/2021	$17,076	$20,230	$16,948	$20,388
3/31/2021	$17,599	$20,563	$17,789	$21,281
4/30/2021	$18,537	$21,385	$18,552	$22,416
5/31/2021	$18,435	$21,429	$18,929	$22,573
6/30/2021	$18,255	$21,682	$18,679	$23,100
7/31/2021	$18,560	$21,302	$18,405	$23,649
8/31/2021	$18,974	$21,786	$18,794	$24,368
9/30/2021	$18,521	$21,101	$18,292	$23,234
10/31/2021	$19,505	$22,135	$19,161	$24,862
11/30/2021	$19,018	$21,212	$18,494	$24,690
12/31/2021	$20,076	$21,908	$19,456	$25,797
1/31/2022	$18,303	$20,084	$18,467	$24,462
2/28/2022	$18,347	$20,310	$18,769	$23,729
3/31/2022	$18,127	$20,633	$19,164	$24,610
4/30/2022	$16,769	$18,875	$17,865	$22,464
5/31/2022	$16,990	$18,939	$18,207	$22,505
6/30/2022	$15,332	$17,130	$16,215	$20,648
7/31/2022	$16,805	$18,902	$17,784	$22,552
8/31/2022	$16,064	$18,399	$17,226	$21,632
9/30/2022	$14,512	$16,647	$15,484	$19,640
10/31/2022	$15,817	$18,244	$17,119	$21,230
11/30/2022	$16,569	$19,014	$17,979	$22,416
12/31/2022	$15,715	$17,883	$16,910	$21,125
1/31/2023	$17,000	$19,671	$18,600	$22,452
2/28/2023	$16,674	$19,210	$18,074	$21,904
3/31/2023	$16,319	$18,490	$17,146	$22,708
4/30/2023	$16,271	$18,248	$16,918	$23,063
5/31/2023	$15,945	$17,929	$16,435	$23,163
6/30/2023	$17,125	$19,456	$17,896	$24,693
7/31/2023	$17,758	$20,423	$18,945	$25,487
8/31/2023	$17,384	$19,621	$18,216	$25,081
9/30/2023	$16,636	$18,525	$17,241	$23,885
10/31/2023	$15,868	$17,400	$16,273	$23,383
11/30/2023	$17,033	$18,967	$17,750	$25,518
12/31/2023	$18,389	$20,999	$19,613	$26,678
1/31/2024	$18,233	$20,450	$19,063	$27,126
2/29/2024	$19,385	$21,562	$19,827	$28,574
3/31/2024	$20,225	$22,452	$20,804	$29,494
4/30/2024	$18,946	$20,948	$19,496	$28,289
5/31/2024	$19,893	$21,820	$20,317	$29,692
6/30/2024	$19,512	$21,493	$19,908	$30,757
7/31/2024	$20,918	$23,089	$21,520	$31,132
8/31/2024	$20,976	$23,030	$21,519	$31,887
9/30/2024	$21,210	$23,373	$21,824	$32,568
10/31/2024	$20,966	$23,156	$21,549	$32,272
11/30/2024	$22,614	$25,435	$23,451	$34,167
12/31/2024	$20,936	$23,518	$21,767	$33,352
1/31/2025	$21,526	$24,352	$22,508	$34,281
2/28/2025	$20,501	$23,209	$21,676	$33,834
3/31/2025	$19,403	$21,754	$20,498	$31,928
4/30/2025	$18,947	$21,305	$19,905	$31,711
5/31/2025	$19,444	$22,580	$21,041	$33,707
6/30/2025	$20,169	$23,622	$21,992	$35,421
7/31/2025	$20,635	$24,078	$22,374	$36,216
8/31/2025	$20,884	$25,342	$23,548	$36,950
9/30/2025	$20,977	$25,748	$23,790	$38,299
10/31/2025	$20,625	$25,920	$23,728	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R5 at NAV	(1.63%)	9.35%	7.51%
Russell 2500 Index	11.94%	11.84%	9.99%
Russell 2500 Value Index	10.11%	14.39%	9.02%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,085,245,175
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 8,886,635
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$1,085,245,175
# of Portfolio Holdings	67
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$8,886,635

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	8.49%
Consumer Staples	4.28%
Energy	4.93%
Financials	20.22%
Health Care	8.01%
Industrials	25.65%
Information Technology	19.19%
Materials	3.22%
Real Estate	2.30%
Utilities	3.50%
Repurchase Agreements	0.13%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000155678
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class R6
Trading Symbol	LVOVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$82	0.83%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -1.56%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 11.94% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Energy sector contributed to relative performance, led by overweight allocations to TechnipFMC plc and Expand Energy Corporation.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,057	$10,196	$10,168	$10,030
12/31/2015	$9,721	$9,781	$9,703	$9,872
1/31/2016	$9,221	$9,001	$9,108	$9,382
2/29/2016	$9,258	$9,064	$9,206	$9,369
3/31/2016	$10,025	$9,820	$10,026	$10,005
4/30/2016	$10,105	$9,964	$10,220	$10,043
5/31/2016	$10,318	$10,174	$10,401	$10,224
6/30/2016	$10,281	$10,170	$10,464	$10,250
7/31/2016	$10,637	$10,701	$10,940	$10,628
8/31/2016	$10,765	$10,786	$11,038	$10,643
9/30/2016	$10,733	$10,838	$11,110	$10,645
10/31/2016	$10,472	$10,398	$10,778	$10,451
11/30/2016	$11,292	$11,283	$11,811	$10,838
12/31/2016	$11,359	$11,502	$12,148	$11,052
1/31/2017	$11,478	$11,661	$12,214	$11,262
2/28/2017	$11,664	$11,942	$12,442	$11,709
3/31/2017	$11,506	$11,934	$12,345	$11,723
4/30/2017	$11,489	$12,026	$12,332	$11,843
5/31/2017	$11,540	$11,891	$12,065	$12,010
6/30/2017	$11,754	$12,188	$12,385	$12,085
7/31/2017	$11,765	$12,315	$12,481	$12,333
8/31/2017	$11,675	$12,212	$12,265	$12,371
9/30/2017	$12,042	$12,766	$12,859	$12,626
10/31/2017	$12,211	$12,964	$12,930	$12,921
11/30/2017	$12,515	$13,390	$13,353	$13,317
12/31/2017	$12,557	$13,435	$13,406	$13,465
1/31/2018	$12,815	$13,845	$13,575	$14,236
2/28/2018	$12,203	$13,275	$12,909	$13,711
3/31/2018	$12,239	$13,403	$13,051	$13,363
4/30/2018	$12,173	$13,435	$13,192	$13,414
5/31/2018	$12,587	$14,066	$13,735	$13,737
6/30/2018	$12,611	$14,168	$13,808	$13,822
7/31/2018	$12,989	$14,442	$14,082	$14,336
8/31/2018	$13,451	$15,062	$14,402	$14,803
9/30/2018	$13,451	$14,833	$14,177	$14,887
10/31/2018	$12,221	$13,327	$12,965	$13,870
11/30/2018	$12,419	$13,579	$13,210	$14,153
12/31/2018	$11,105	$12,091	$11,749	$12,875
1/31/2019	$12,128	$13,483	$13,062	$13,906
2/28/2019	$12,551	$14,120	$13,470	$14,353
3/31/2019	$12,439	$14,004	$13,291	$14,632
4/30/2019	$12,835	$14,495	$13,757	$15,224
5/31/2019	$11,825	$13,463	$12,719	$14,257
6/30/2019	$12,650	$14,418	$13,542	$15,262
7/31/2019	$12,637	$14,568	$13,630	$15,481
8/31/2019	$12,485	$13,986	$12,966	$15,236
9/30/2019	$12,828	$14,234	$13,560	$15,521
10/31/2019	$12,907	$14,506	$13,755	$15,857
11/30/2019	$13,358	$15,129	$14,093	$16,432
12/31/2019	$13,691	$15,449	$14,518	$16,928
1/31/2020	$13,573	$15,135	$13,989	$16,922
2/29/2020	$12,338	$13,866	$12,640	$15,529
3/31/2020	$10,224	$10,857	$9,489	$13,611
4/30/2020	$11,547	$12,437	$10,744	$15,356
5/31/2020	$12,390	$13,355	$11,234	$16,087
6/30/2020	$12,449	$13,741	$11,443	$16,407
7/31/2020	$13,003	$14,289	$11,787	$17,332
8/31/2020	$13,225	$14,936	$12,323	$18,578
9/30/2020	$12,981	$14,549	$11,849	$17,872
10/31/2020	$13,255	$14,813	$12,116	$17,397
11/30/2020	$14,992	$17,226	$14,236	$19,301
12/31/2020	$15,819	$18,537	$15,226	$20,043
1/31/2021	$15,780	$18,991	$15,563	$19,841
2/28/2021	$17,170	$20,230	$16,948	$20,388
3/31/2021	$17,693	$20,563	$17,789	$21,281
4/30/2021	$18,637	$21,385	$18,552	$22,416
5/31/2021	$18,535	$21,429	$18,929	$22,573
6/30/2021	$18,356	$21,682	$18,679	$23,100
7/31/2021	$18,668	$21,302	$18,405	$23,649
8/31/2021	$19,090	$21,786	$18,794	$24,368
9/30/2021	$18,629	$21,101	$18,292	$23,234
10/31/2021	$19,620	$22,135	$19,161	$24,862
11/30/2021	$19,127	$21,212	$18,494	$24,690
12/31/2021	$20,192	$21,908	$19,456	$25,797
1/31/2022	$18,423	$20,084	$18,467	$24,462
2/28/2022	$18,467	$20,310	$18,769	$23,729
3/31/2022	$18,238	$20,633	$19,164	$24,610
4/30/2022	$16,874	$18,875	$17,865	$22,464
5/31/2022	$17,102	$18,939	$18,207	$22,505
6/30/2022	$15,430	$17,130	$16,215	$20,648
7/31/2022	$16,918	$18,902	$17,784	$22,552
8/31/2022	$16,169	$18,399	$17,226	$21,632
9/30/2022	$14,611	$16,647	$15,484	$19,640
10/31/2022	$15,932	$18,244	$17,119	$21,230
11/30/2022	$16,685	$19,014	$17,979	$22,416
12/31/2022	$15,823	$17,883	$16,910	$21,125
1/31/2023	$17,125	$19,671	$18,600	$22,452
2/28/2023	$16,790	$19,210	$18,074	$21,904
3/31/2023	$16,436	$18,490	$17,146	$22,708
4/30/2023	$16,388	$18,248	$16,918	$23,063
5/31/2023	$16,063	$17,929	$16,435	$23,163
6/30/2023	$17,259	$19,456	$17,896	$24,693
7/31/2023	$17,891	$20,423	$18,945	$25,487
8/31/2023	$17,518	$19,621	$18,216	$25,081
9/30/2023	$16,761	$18,525	$17,241	$23,885
10/31/2023	$15,996	$17,400	$16,273	$23,383
11/30/2023	$17,169	$18,967	$17,750	$25,518
12/31/2023	$18,532	$20,999	$19,613	$26,678
1/31/2024	$18,376	$20,450	$19,063	$27,126
2/29/2024	$19,545	$21,562	$19,827	$28,574
3/31/2024	$20,392	$22,452	$20,804	$29,494
4/30/2024	$19,107	$20,948	$19,496	$28,289
5/31/2024	$20,061	$21,820	$20,317	$29,692
6/30/2024	$19,681	$21,493	$19,908	$30,757
7/31/2024	$21,094	$23,089	$21,520	$31,132
8/31/2024	$21,162	$23,030	$21,519	$31,887
9/30/2024	$21,395	$23,373	$21,824	$32,568
10/31/2024	$21,152	$23,156	$21,549	$32,272
11/30/2024	$22,814	$25,435	$23,451	$34,167
12/31/2024	$21,131	$23,518	$21,767	$33,352
1/31/2025	$21,719	$24,352	$22,508	$34,281
2/28/2025	$20,687	$23,209	$21,676	$33,834
3/31/2025	$19,582	$21,754	$20,498	$31,928
4/30/2025	$19,127	$21,305	$19,905	$31,711
5/31/2025	$19,633	$22,580	$21,041	$33,707
6/30/2025	$20,356	$23,622	$21,992	$35,421
7/31/2025	$20,831	$24,078	$22,374	$36,216
8/31/2025	$21,079	$25,342	$23,548	$36,950
9/30/2025	$21,182	$25,748	$23,790	$38,299
10/31/2025	$20,821	$25,920	$23,728	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6 at NAV	(1.56%)	9.45%	7.61%
Russell 2500 Index	11.94%	11.84%	9.99%
Russell 2500 Value Index	10.11%	14.39%	9.02%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,085,245,175
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 8,886,635
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$1,085,245,175
# of Portfolio Holdings	67
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$8,886,635

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	8.49%
Consumer Staples	4.28%
Energy	4.93%
Financials	20.22%
Health Care	8.01%
Industrials	25.65%
Information Technology	19.19%
Materials	3.22%
Real Estate	2.30%
Utilities	3.50%
Repurchase Agreements	0.13%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388